UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of registrant as specified in charter)

380 Madison Avenue, 21st Floor

New York, NY 10017

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866)-909-9473

Date of fiscal year end: March 31

Date of reporting period: March 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Report(s) to Stockholders.

The Trust’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

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WisdomTree Trust

Domestic Dividend Funds

Annual Report

March 31, 2011

WisdomTree Total Dividend Fund (DTD)

WisdomTree Equity Income Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree SmallCap Dividend Fund (DES)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the Trust.

Management’s Discussion of Funds’ Performance (unaudited)

Domestic Dividend Funds

Market Environment Overview

The U.S. equity market, measured by the S&P 500 Index returned 15.65% for the 12-month period ended March 31, 2011 (the “period”). These gains are a continuation of the equity market bounce back after the bear market bottom in March of 2009 and followed gains of nearly 50% for the previous 1-year period. Given the back to back annual gains, on a cumulative basis, the S&P 500 Index now remains just 15% below its October 2007 highs. Considering the painful bear market experienced in 2008 and early 2009, it is clear that the U.S. equity market has experienced a significant recovery.

During the period, investors regained confidence in the safety and soundness of major United States financial institutions. The markets enjoyed strong gains from the lows of March 2009 until May 2010. May 2010 was marked by several detrimental events, specifically the “Flash Crash” and the BP Oil spill. The Flash Crash occurred on May 6, 2010, when the market fell approximately 900 points or 9% in minutes, and then made up much of the losses only minutes later. These events were the first bout of heightened fear and volatility entering the markets since the lows of early 2009. Choppy sideways performance remained in place until late summer 2010, when the Federal Reserve, led by Chairman Benjamin Bernanke, announced it was considering a second round of quantitative easing (“QE2”). Through QE2 the Federal Reserve pledged to initiate a purchase program of medium to long maturity treasury securities in order to lower mortgage and other interest rates levels. QE2 was implemented in November 2010. The Federal Funds target interest rate remained near zero throughout the entire period. Unemployment, one of the most widely watched economic indicators in judging the effectiveness of both monetary and fiscal policy, went from 9.7% in March of 2010 to 8.8% in March of 2011.

Similar to the 12-month period ended March 31, 2010, mid and small cap stocks continued to outperform large cap stocks for the year ended March 31, 2011. Given the accommodative monetary policy of the Federal Reserve, as well as positive earnings reports and an improving economic picture, investors have been willing to take more investment risk. This environment led many investors to prefer small capitalization stocks over large capitalization stocks and more cyclical sectors over defensive sectors.

WisdomTree Funds’ Performance Overview

WisdomTree’s dividend weighted funds are designed to track indexes based on the dividend stream generated by the companies included in the underlying WisdomTree index. The dividend stream is defined as the sum of the dollar value of dividends indicated to be paid by each company. There are two primary factors that drive performance differential of the WisdomTree Funds and indexes versus market cap-weighted benchmarks. The first is aggregate exposure to one or more sectors. The second is stock selection within each sector. Both of these are determined as part of WisdomTree’s rules-based index methodology. These exposures are not subjectively determined. Rather, they are objectively determined at the index rebalancing dates based on the dividend stream.

The following table reflects the WisdomTree Fund performance versus capitalization-weighted benchmark index.

TICKER	WISDOMTREE FUND	1 YEAR RETURN	CAPITALIZATION-WEIGHTED BENCHMARK INDEX	1 YEAR RETURN	1 YEAR RETURN FUND VS INDEX
DTN	WT Dividend ex-Financials Fund	21.68%	Dow Jones U.S. Select Dividend Index	18.03%	3.65%
DON	WT MidCap Dividend Fund	20.60%	S&P MidCap 400 Index	26.95%	-6.35%
DHS	WT Equity Income Fund	20.24%	Russell 1000 Value Index	15.15%	5.09%
DES	WT SmallCap Dividend Fund	18.96%	Russell 2000 Index	25.79%	-6.83%
DTD	WT Total Dividend Fund	17.37%	Russell 3000 Index	17.41%	-0.04%
DLN	WT LargeCap Dividend Fund	16.83%	S&P 500 Index	15.65%	1.18%

WisdomTree Domestic Dividend Funds	1

Management’s Discussion of Funds’ Performance

(unaudited) (concluded)

All 10 sectors represented within the S&P 500 index experienced positive performance over the period. The best performing sector over the period was the Energy sector, spurred on by a jump in oil prices over $100 in early 2011. The other typically cyclical sectors (Industrials, Materials, Consumer Discretionary) also out-performed the broader markets while most of the less cyclical stocks under-performed the broader markets (notably, Health Care, Consumer Staples, and Utilities).

WisdomTree’s fund performance, when measured on a relative basis versus their cap-weighted benchmarks, was the worst in the mid and small cap sectors, where cap-weighted benchmark performance was the strongest. Strong gains in technology stocks, which are not typically dividend payers and tend to be underweighted in WisdomTree’s dividend funds had a negative impact on relative performance. In addition, poor performance from financial sector stocks, which were more heavily represented in these funds than their cap weighted benchmarks, also had a negative impact on performance.

The LargeCap Dividend Fund and the Dividend ex-Financials Fund had better relative performance than their cap-weighted benchmarks. These funds had a relatively smaller portion of their assets invested in the financial sector than their capitalization-weighted benchmarks. Since financials lagged, the WisdomTree funds performed better than their cap-weighted benchmarks which were more heavily exposed to the financial sector.

The views expressed in this report reflect those of WisdomTree Asset Management only through the end of the period of the report as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results.

Fund returns are shown at NAV. Please see Performance Summaries on the subsequent pages for more complete performance information. Please see page 10 for the list of index descriptions.

Fund performance assumes reinvestment of dividends and capital gain distributions. An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Funds’ performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results. For the most recent month end performance information visit www.wisdomtree.com.

2	WisdomTree Domestic Dividend Funds

Performance Summary (unaudited)

WisdomTree Total Dividend Fund (DTD)

Sector Breakdown† as of 3/31/11‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 3/31/11

Description	% of Net Assets
AT&T, Inc.	4.0%
Exxon Mobil Corp.	4.0%
Chevron Corp.	2.7%
Pfizer, Inc.	2.6%
Verizon Communications, Inc.	2.3%
General Electric Co.	2.2%
Johnson & Johnson	2.1%
Procter & Gamble Co. (The)	2.0%
Philip Morris International, Inc.	2.0%
Microsoft Corp.	1.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Total Dividend Fund (the “Fund”) seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Dividend Index.

The Fund returned 17.37% at net asset value (“NAV”) for the fiscal year ended March 31, 2011. The Fund’s performance benefited from its favorable stock selection within the Financials sector. Stock selection within the Information Technology sector contributed to a drag on the Fund’s performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.28%.

Performance as of 3/31/11

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Dividend Index	Russell 3000 Index	Russell 3000 Value Index
One Year	17.37%	18.25%	18.32%	17.41%	15.60%
Three Year	1.30%	1.35%	1.93%	3.42%	1.09%
Since Inception[1]	2.39%	2.38%	2.90%	3.91%	1.94%
[1]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree Domestic Dividend Funds	3

Performance Summary (unaudited)

WisdomTree Equity Income Fund (DHS)

Sector Breakdown† as of 3/31/11‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 3/31/11

Description	% of Net Assets
AT&T, Inc.	7.9%
Chevron Corp.	5.4%
Pfizer, Inc.	5.2%
Verizon Communications, Inc.	4.7%
Johnson & Johnson	4.3%
Procter & Gamble Co. (The)	4.0%
Philip Morris International, Inc.	3.9%
Merck & Co., Inc.	3.2%
ConocoPhillips	3.0%
Intel Corp.	2.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Equity Income Fund (the “Fund”) seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Equity Income Index.

The Fund returned 20.24% at net asset value (“NAV”) for the fiscal year ended March 31, 2011. The Fund benefited from its relative underweight in the Financials sector and favorable stock selection within the sector. The Fund’s exposure to the Health Care sector and its stock selection within the sector contributed to a drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.38%.

Performance as of 3/31/11

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Equity Income Index	Russell 1000 Value Index
One Year	20.24%	21.62%	20.76%	15.15%
Three Year	-0.99%	-0.98%	-0.60%	0.60%
Since Inception[1]	-0.32%	-0.30%	-0.05%	1.78%
[1]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

4	WisdomTree Domestic Dividend Funds

Performance Summary (unaudited)

WisdomTree LargeCap Dividend Fund (DLN)

Sector Breakdown† as of 3/31/11‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 3/31/11

Description	% of Net Assets
AT&T, Inc.	4.7%
Exxon Mobil Corp.	4.7%
Chevron Corp.	3.2%
Pfizer, Inc.	3.1%
Verizon Communications, Inc.	2.7%
General Electric Co.	2.6%
Johnson & Johnson	2.5%
Procter & Gamble Co. (The)	2.3%
Philip Morris International, Inc.	2.3%
Microsoft Corp.	2.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree LargeCap Dividend Fund (the “Fund”) seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree LargeCap Dividend Index.

The Fund returned 16.83% at net asset value (“NAV”) for the fiscal year ended March 31, 2011. The Fund benefited from its underweight to the Financials sector and favorable stock selection within the sector. The Consumer Discretionary sector, which had and underweight position, contributed to a drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.28%.

Performance as of 3/31/11

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree LargeCap Dividend Index	S&P 500 Index	Russell 1000 Value Index
One Year	16.83%	17.53%	17.16%	15.65%	15.15%
Three Year	0.19%	0.22%	0.83%	2.35%	0.60%
Since Inception[1]	1.98%	1.93%	2.37%	3.38%	1.78%
[1]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree Domestic Dividend Funds	5

Performance Summary (unaudited)

WisdomTree Dividend ex-Financials Fund (DTN)

Sector Breakdown† as of 3/31/11‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 3/31/11

Description	% of Net Assets
Frontier Communications Corp.	2.1%
Pitney Bowes, Inc.	2.0%
Reynolds American, Inc.	2.0%
Windstream Corp.	2.0%
Verizon Communications, Inc.	1.9%
Altria Group, Inc.	1.9%
Lorillard, Inc.	1.8%
FirstEnergy Corp.	1.8%
AT&T, Inc.	1.8%
CenturyLink, Inc.	1.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Dividend ex-Financials Fund (the “Fund”) seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Dividend ex-Financials Index. The WisdomTree Dividend ex-Financials Index measures the performance of high dividend-yielding stocks outside the financial sector.

The Fund returned 21.68% at net asset value (“NAV”) for the fiscal year ended March 31, 2011. The Fund’s favorable stock selection within the Consumer Staples sector contributed to the Fund’s positive performance. The Energy sector, which was relatively underweight, contributed to a drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.38%.

Performance as of 3/31/11

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Dividend Top 100/ Dividend ex-Financials Spliced Index[1]	Dow Jones U.S. Select Dividend Index
One Year	21.68%	22.61%	22.25%	18.03%
Three Year	3.64%	3.70%	4.17%	1.63%
Since Inception[2]	3.82%	3.81%	4.21%	0.97%
[1]	WisdomTree Dividend Top 100 Index through May 7, 2009; Wisdomtree Dividend ex-Financials Index threrafter.

[2]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

6	WisdomTree Domestic Dividend Funds

Performance Summary (unaudited)

WisdomTree MidCap Dividend Fund (DON)

Sector Breakdown† as of 3/31/11‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 3/31/11

Description	% of Net Assets
WisdomTree LargeCap Dividend Fund	1.4%
Plum Creek Timber Co., Inc.	1.2%
Pitney Bowes, Inc.	1.1%
Nationwide Health Properties, Inc.	1.1%
Macerich Co. (The)	1.1%
NiSource, Inc.	1.0%
Ares Capital Corp.	1.0%
Cincinnati Financial Corp.	1.0%
Oneok, Inc.	0.9%
Hudson City Bancorp, Inc.	0.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree MidCap Dividend Fund (the “Fund”) seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree MidCap Dividend Index.

The Fund returned 20.60% at net asset value (“NAV”) for the fiscal year ended March 31, 2011. The Fund benefited from its exposure to the Telecommunication Services sector. The Fund’s relatively overweight position in the Financials sector contributed to a drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.38%.

Performance as of 3/31/11

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree MidCap Dividend Index	S&P MidCap 400 Index	Russell MidCap Value Index
One Year	20.60%	21.37%	21.34%	26.95%	22.26%
Three Year	7.69%	7.69%	7.99%	10.00%	6.61%
Since Inception[1]	4.90%	5.00%	4.66%	7.80%	4.86%
[1]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree Domestic Dividend Funds	7

Performance Summary (unaudited)

WisdomTree SmallCap Dividend Fund (DES)

Sector Breakdown† as of 3/31/11‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 3/31/11

Description	% of Net Assets
WisdomTree MidCap Dividend Fund	1.5%
Prospect Capital Corp.	1.2%
Vector Group Ltd.	1.1%
Potlatch Corp.	1.0%
Medical Properties Trust, Inc.	1.0%
Brandywine Realty Trust	0.9%
UIL Holdings Corp.	0.9%
Healthcare Realty Trust, Inc.	0.9%
Solar Capital Ltd.	0.8%
Fifth Street Finance Corp.	0.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree SmallCap Dividend Fund (the “Fund”) seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree SmallCap Dividend Index.

The Fund returned 18.96% at net asset value (“NAV”) for the fiscal year ended March 31, 2011. The Fund benefited from its relative underweight to the Health Care sector and its favorable stock selection within the sector. Information Technology, a sector that had a significant underweight during the period, and unfavorable stock selection within the sector contributed to a drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.38%.

Performance as of 3/31/11

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree SmallCap Dividend Index	Russell 2000 Index	Russell 2000 Value Index
One Year	18.96%	19.65%	19.17%	25.79%	20.63%
Three Year	6.06%	6.03%	6.82%	8.57%	6.76%
Since Inception[1]	3.38%	3.36%	3.42%	5.61%	3.84%
[1]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

8	WisdomTree Domestic Dividend Funds

		Cumulative Returns as of 3/31/11
		Total Return NAV (%)			Market Price (%)
		1-Year	3-Year	Since Inception	1-Year	3-Year	Since Inception
WisdomTree Total Dividend Fund	DTD	17.37%	3.94%	12.00%	18.25%	4.11%	11.94%
Russell 3000 Index		17.41%	10.61%	20.18%	17.41%	10.61%	20.18%
Russell 3000 Value Index		15.60%	3.30%	9.64%	15.60%	3.30%	9.64%
WisdomTree Dividend Index		18.32%	5.90%	14.69%	18.32%	5.90%	14.69%
WisdomTree Equity Income Fund	DHS	20.24%	-2.94%	-1.52%	21.62%	-2.90%	-1.42%
Russell 1000 Value Index		15.15%	1.82%	8.83%	15.15%	1.82%	8.83%
WisdomTree Equity Income Index		20.76%	-1.79%	-0.26%	20.76%	-1.79%	-0.26%
WisdomTree LargeCap Dividend Fund	DLN	16.83%	0.57%	9.83%	17.53%	0.65%	9.61%
S&P 500 Index		15.65%	7.23%	17.28%	15.65%	7.23%	17.28%
Russell 1000 Value Index		15.15%	1.82%	8.83%	15.15%	1.82%	8.83%
WisdomTree LargeCap Dividend Index		17.16%	2.52%	11.89%	17.16%	2.52%	11.89%
WisdomTree Dividend ex-Financials Fund	DTN	21.68%	11.33%	19.67%	22.61%	11.51%	19.63%
Dow Jones U.S. Select Dividend Index		18.03%	4.96%	4.72%	18.03%	4.96%	4.72%
Spliced WisdomTree Index (1)		22.25%	13.03%	21.84%	22.25%	13.03%	21.84%
WisdomTree MidCap Dividend Fund	DON	20.60%	24.88%	25.72%	21.37%	24.88%	26.30%
S&P MidCap 400 Index		26.95%	33.11%	43.31%	26.95%	33.11%	43.31%
Russell MidCap Value Index		22.26%	21.19%	25.55%	22.26%	21.19%	25.55%
WisdomTree MidCap Dividend Index		21.34%	25.93%	24.41%	21.34%	25.93%	24.41%
WisdomTree SmallCap Dividend Fund	DES	18.96%	19.31%	17.24%	19.65%	19.20%	17.12%
Russell 2000 Index		25.79%	27.96%	29.90%	25.79%	27.96%	29.90%
Russell 2000 Value Index		20.63%	21.68%	19.77%	20.63%	21.68%	19.77%
WisdomTree SmallCap Dividend Index		19.17%	21.87%	17.50%	19.17%	21.87%	17.50%

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

Please see page 10 for list of index descriptions.

WisdomTree Domestic Dividend Funds	9

Description of Terms and Indices (unaudited)

Below are descriptions of each index referenced in this Report:

The WisdomTree Dividend Index defines the dividend-paying portion of the U.S. stock market.

The WisdomTree LargeCap Dividend Index measures the performance of the large-capitalization segment of the U.S. dividend-paying market, selected from the WisdomTree Dividend Index.

The WisdomTree MidCap Dividend Index measures the performance of the mid-capitalization segment of the U.S. dividend-paying market, selected from the WisdomTree Dividend Index.

The WisdomTree SmallCap Dividend Index measures the performance of the small-capitalization segment of the U.S. dividend-paying market, selected from the WisdomTree Dividend Index.

The WisdomTree Equity Income Index measures the performance of companies with high dividend yields, selected from the WisdomTree Dividend Index.

The WisdomTree Dividend ex-Financials Index measures the performance of high dividend-yielding stocks outside the financial sector.

The WisdomTree Dividend Top 100 Index measures the performance of the 100 highest dividend-yielding companies in the WisdomTree LargeCap Dividend Index.

The S&P 500 Index is a capitalization-weighted index of 500 stocks selected by Standard & Poor’s Index Committee, designed to represent the performance of the leading industries in the United States economy.

The S&P Midcap 400 Index is a capitalization-weighted index that measures the performance of the mid-capitalization range of the U.S. stock market, with stocks selected by the Standard & Poor’s Index Committee.

The Russell 2000 Index measures performance of the smallest 2,000 securities in the Russell 3000 Index.

The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies, based on total market capitalization.

The Russell 1000 Value Index is a measure of the large-capitalization value segment of the U.S. equity universe, selecting from the Russell 1000 Index.

The Russell 2000 Value Index is a capitalization weighted index that measures the small-cap value segment of the U.S. equity universe, selecting from the Russell 2000 Index.

The Russell 3000 Value Index is a capitalization weighted index that measures the performance of the value sector of the broad U.S. equity market. The index is a subset of the Russell 3000 Index and consists of those companies or portion of a company, with lower price-to-book ratios and lower forecasted growth within the Russell 3000 Index.

The Russell MidCap Value Index is a capitalization weighted index that measures the midcap value segment of the U.S. equity universe, selecting from the Russell Midcap Index.

The Dow Jones U.S. Select Dividend Index measures the performance of 100 U.S. dividend-paying companies.

WisdomTree Dividend Top 100/Dividend ex-Financials Spliced Index — WisdomTree Dividend Top 100 Index through May 7, 2009; WisdomTree Dividend ex-Financials Index thereafter.

Index performance information assumes the reinvestment of gross dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

10	WisdomTree Domestic Dividend Funds

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2010 to March 31, 2011.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period 10/01/10 to 3/31/11” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree Domestic Dividend Funds	11

Shareholder Expense Examples (unaudited) (concluded)

	Beginning Account Value 10/01/10	Ending Account Value 3/31/11	Annualized Expense Ratio Based on the Period 10/01/10 to 3/31/11	Expenses Paid During the Period† 10/01/10 to 3/31/11
WisdomTree Total Dividend Fund
Actual	$1,000.00	$1,151.85	0.28%	$1.50
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	0.28%	$1.41
WisdomTree Equity Income Fund
Actual	$1,000.00	$1,113.30	0.38%	$2.00
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.38%	$1.92
WisdomTree LargeCap Dividend Fund
Actual	$1,000.00	$1,148.15	0.28%	$1.50
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	0.28%	$1.41
WisdomTree Dividend ex-Financials Fund
Actual	$1,000.00	$1,158.52	0.38%	$2.04
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.38%	$1.92
WisdomTree MidCap Dividend Fund
Actual	$1,000.00	$1,172.78	0.38%	$2.06
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.38%	$1.92
WisdomTree SmallCap Dividend Fund
Actual	$1,000.00	$1,167.08	0.38%	$2.05
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.38%	$1.92
†	Expenses are calculated using each Fund’s annualized expense ratio, multipled by the average account value for the period, multipled by 182/365 (to reflect the one-half year period).

12	WisdomTree Domestic Dividend Funds

Schedule of Investments

WisdomTree Total Dividend Fund (DTD)

March 31, 2011

Investments	Shares	Fair Value

COMMON STOCKS – 98.9%
Advertising – 0.1%
Harte-Hanks, Inc.	1,885	$22,432
Omnicom Group, Inc.	3,134	153,754

Total Advertising		176,186
Aerospace/Defense – 2.6%
Alliant Techsystems, Inc.	164	11,590
Boeing Co. (The)	12,562	928,709
General Dynamics Corp.	5,859	448,565
Goodrich Corp.(a)	1,158	99,044
L-3 Communications Holdings, Inc.	1,588	124,356
Lockheed Martin Corp.	9,987	802,955
Northrop Grumman Corp.	5,684	356,443
Raytheon Co.	7,786	396,074
Rockwell Collins, Inc.	1,787	115,851
United Technologies Corp.	13,003	1,100,704

Total Aerospace/Defense		4,384,291
Agriculture – 4.2%
Altria Group, Inc.	83,612	2,176,420
Archer-Daniels-Midland Co.	8,041	289,556
Lorillard, Inc.	5,288	502,413
Philip Morris International, Inc.	50,941	3,343,258
Reynolds American, Inc.	23,182	823,657
Universal Corp.	758	33,003
Vector Group Ltd.(a)	4,547	78,618

Total Agriculture		7,246,925
Apparel – 0.4%
Cherokee, Inc.(a)	864	14,913
Coach, Inc.	1,902	98,980
Columbia Sportswear Co.(a)	415	24,659
Jones Group, Inc. (The)	1	14
NIKE, Inc. Class B	3,593	271,990
Polo Ralph Lauren Corp.	87	10,757
VF Corp.(a)	2,086	205,534
Wolverine World Wide, Inc.	591	22,032

Total Apparel		648,879
Auto Manufacturers – 0.1%
PACCAR, Inc.(a)	2,091	109,464
Auto Parts & Equipment – 0.2%
Cooper Tire & Rubber Co.	1,314	33,836
Douglas Dynamics, Inc.	732	10,438
Johnson Controls, Inc.	7,502	311,858

Total Auto Parts & Equipment		356,132
Banks – 3.0%
1st Source Corp.	909	18,216
Arrow Financial Corp.	717	17,739
Associated Banc-Corp.(a)	832	12,355
Bancfirst Corp.	409	17,456
BancorpSouth, Inc.(a)	2,916	45,052
Bank of America Corp.	21,027	280,290
Bank of Hawaii Corp.	1,061	50,737

Investments	Shares	Fair Value

Bank of New York Mellon Corp. (The)	10,145	$303,031
BB&T Corp.(a)	10,567	290,064
BOK Financial Corp.(a)	762	39,380
Capital One Financial Corp.	1,569	81,525
Cathay General Bancorp	593	10,111
Chemical Financial Corp.	777	15,486
City Holding Co.(a)	571	20,191
Comerica, Inc.	934	34,296
Commerce Bancshares, Inc.	1,500	60,660
Community Bank System, Inc.(a)	1,049	25,459
Community Trust Bancorp, Inc.	692	19,148
Cullen/Frost Bankers, Inc.(a)	1,291	76,195
CVB Financial Corp.	3,838	35,732
Fifth Third Bancorp	1,847	25,636
First Busey Corp.	2,096	10,648
First Commonwealth Financial Corp.	1,392	9,535
First Financial Bancorp	614	10,248
First Financial Bankshares, Inc.(a)	411	21,113
First Financial Corp.(a)	453	15,058
FirstMerit Corp.	2,112	36,031
FNB Corp.(a)	4,377	46,134
Fulton Financial Corp.	1,129	12,543
Glacier Bancorp, Inc.(a)	2,403	36,165
Goldman Sachs Group, Inc. (The)	2,851	451,798
Hancock Holding Co.(a)	484	15,895
Huntington Bancshares, Inc.	4,220	28,021
Iberiabank Corp.(a)	533	32,049
International Bancshares Corp.	1,286	23,585
JPMorgan Chase & Co.	12,501	576,296
KeyCorp	3,524	31,293
M&T Bank Corp.	2,712	239,931
Marshall & Ilsley Corp.	1,679	13,415
MB Financial, Inc.(a)	614	12,869
Morgan Stanley	7,272	198,671
National Penn Bancshares, Inc.(a)	2,269	17,562
NBT Bancorp, Inc.	1,039	23,679
Northern Trust Corp.	3,348	169,911
Old National Bancorp	2,095	22,458
Park National Corp.	718	47,977
Penns Woods Bancorp, Inc.(a)	319	12,419
PNC Financial Services Group, Inc.	2,408	151,680
Prosperity Bancshares, Inc.	606	25,919
Regions Financial Corp.(a)	6,896	50,065
S&T Bancorp, Inc.(a)	643	13,869
S.Y. Bancorp, Inc.	765	19,247
Sterling Bancshares, Inc.	1,701	14,646
Suffolk Bancorp(a)	906	19,008
Synovus Financial Corp.	5,036	12,086
TCF Financial Corp.	1,009	16,003
TrustCo Bank Corp.	2,178	12,915
Trustmark Corp.(a)	1,405	32,905
U.S. Bancorp	9,880	261,128
UMB Financial Corp.	785	29,324
Umpqua Holdings Corp.	1,881	21,519

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	13

Schedule of Investments (continued)

WisdomTree Total Dividend Fund (DTD)

March 31, 2011

Investments	Shares	Fair Value

United Bankshares, Inc.(a)	1,522	$40,363
Univest Corp. of Pennsylvania	479	8,488
Valley National Bancorp(a)	5,505	76,850
Washington Trust Bancorp, Inc.(a)	431	10,232
Wells Fargo & Co.	23,101	732,302
WesBanco, Inc.	826	17,106
Westamerica Bancorp.	496	25,479

Total Banks		5,185,197
Beverages – 3.0%
Brown-Forman Corp. Class A	787	53,406
Brown-Forman Corp. Class B	1,099	75,062
Coca-Cola Co. (The)	41,141	2,729,705
Coca-Cola Enterprises, Inc.	4,320	117,936
Dr. Pepper Snapple Group, Inc.(a)	3,831	142,360
Molson Coors Brewing Co. Class B	2,250	105,502
PepsiCo, Inc.	30,416	1,959,095

Total Beverages		5,183,066
Building Materials – 0.1%
Eagle Materials, Inc.	466	14,101
Lennox International, Inc.	639	33,599
Martin Marietta Materials, Inc.	569	51,022
Masco Corp.(a)	5,541	77,131
Simpson Manufacturing Co., Inc.	487	14,347

Total Building Materials		190,200
Chemicals – 2.6%
A. Schulman, Inc.	343	8,479
Air Products & Chemicals, Inc.	3,036	273,786
Airgas, Inc.	964	64,029
Albemarle Corp.	758	45,306
Arch Chemicals, Inc.	485	20,171
Ashland, Inc.	639	36,909
Cabot Corp.	1,128	52,215
Celanese Corp. Series A	443	19,656
CF Industries Holdings, Inc.	77	10,533
Cytec Industries, Inc.	1	54
Dow Chemical Co. (The)	13,543	511,248
E.I. Du Pont de Nemours & Co.	19,887	1,093,188
Eastman Chemical Co.	1,098	109,053
Ecolab, Inc.	1,948	99,387
FMC Corp.(a)	428	36,350
Huntsman Corp.	4,498	78,175
Innophos Holdings, Inc.	472	21,764
International Flavors & Fragrances, Inc.	1,270	79,121
Kronos Worldwide, Inc.	766	44,773
Lubrizol Corp.	625	83,725
Monsanto Co.	6,351	458,923
Mosaic Co. (The)	1,035	81,506
NewMarket Corp.	94	14,873
Olin Corp.	2,737	62,732
PPG Industries, Inc.	2,909	276,966
Praxair, Inc.	3,910	397,256
RPM International, Inc.	3,211	76,197

Investments	Shares	Fair Value

Sensient Technologies Corp.	914	$32,758
Sherwin-Williams Co. (The)(a)	1,320	110,867
Sigma-Aldrich Corp.	747	47,539
Valhi, Inc.(a)	1,743	46,155
Valspar Corp.	1,342	52,472
Westlake Chemical Corp.	404	22,705

Total Chemicals		4,368,871
Coal – 0.1%
Arch Coal, Inc.	1,595	57,484
Consol Energy, Inc.	1,229	65,911
Massey Energy Co.(a)	297	20,303
Peabody Energy Corp.	1,073	77,213
Walter Energy, Inc.(a)	193	26,138

Total Coal		247,049
Commercial Services – 1.3%
ABM Industries, Inc.	964	24,476
Advance America, Cash Advance Centers, Inc.	2,098	11,119
Automatic Data Processing, Inc.(a)	10,030	514,639
Deluxe Corp.(a)	2,112	56,052
Equifax, Inc.	1,356	52,681
H&R Block, Inc.(a)	8,746	146,408
Healthcare Services Group, Inc.	1,931	33,947
Hillenbrand, Inc.	1,627	34,981
Iron Mountain, Inc.	1,164	36,352
Landauer, Inc.	328	20,179
Lender Processing Services, Inc.	552	17,769
Lincoln Educational Services Corp.	1,000	15,890
Manpower, Inc.	858	53,951
Mastercard, Inc. Class A	206	51,854
McGrath Rentcorp	768	20,943
Moody’s Corp.	2,495	84,605
Paychex, Inc.	9,330	292,589
Pharmaceutical Product Development, Inc.	2,029	56,224
R.R. Donnelley & Sons Co.	7,649	144,719
Robert Half International, Inc.(a)	1,848	56,549
Rollins, Inc.	1,546	31,384
SEI Investments Co.	1,032	24,644
Service Corp. International	3,980	44,019
Strayer Education, Inc.(a)	148	19,313
Total System Services, Inc.	2,160	38,923
Visa, Inc. Class A	2,439	179,559
Weight Watchers International, Inc.	1,054	73,885
Western Union Co. (The)	5,154	107,049

Total Commercial Services		2,244,703
Computers – 1.8%
Computer Sciences Corp.	1,100	53,603
Diebold, Inc.	1,842	65,317
DST Systems, Inc.	319	16,850
Hewlett-Packard Co.	11,295	462,756
International Business Machines Corp.	14,599	2,380,659
Jack Henry & Associates, Inc.	847	28,705

Total Computers		3,007,890

See Notes to Financial Statements.

14	WisdomTree Domestic Dividend Funds

Schedule of Investments (continued)

WisdomTree Total Dividend Fund (DTD)

March 31, 2011

Investments	Shares	Fair Value

Cosmetics/Personal Care – 2.6%
Alberto-Culver Co.	765	$28,511
Avon Products, Inc.	8,194	221,566
Colgate-Palmolive Co.	8,138	657,225
Estee Lauder Cos., Inc. (The) Class A	885	85,279
Procter & Gamble Co. (The)	55,025	3,389,540

Total Cosmetics/Personal Care		4,382,121
Distribution/Wholesale – 0.3%
Fastenal Co.(a)	1,446	93,744
Genuine Parts Co.	3,414	183,127
Owens & Minor, Inc.	871	28,290
Pool Corp.(a)	902	21,747
W.W. Grainger, Inc.	757	104,224
Watsco, Inc.(a)	656	45,730

Total Distribution/Wholesale		476,862
Diversified Financial Services – 1.5%
American Express Co.	12,340	557,768
Ameriprise Financial, Inc.	2,208	134,865
BGC Partners, Inc. Class A	3,695	34,327
BlackRock, Inc.	1,853	372,472
Charles Schwab Corp. (The)(a)	10,727	193,408
CME Group, Inc.	610	183,945
Discover Financial Services	1,741	41,993
Eaton Vance Corp.	1,727	55,678
Federated Investors, Inc. Class B(a)	2,386	63,825
Franklin Resources, Inc.(a)	1,205	150,721
GFI Group, Inc.(a)	4,249	21,330
Greenhill & Co., Inc.(a)	375	24,671
Jefferies Group, Inc.	1,032	25,738
Legg Mason, Inc.(a)	489	17,648
NYSE Euronext	7,081	249,039
Raymond James Financial, Inc.	1,399	53,498
T. Rowe Price Group, Inc.	2,962	196,736
TD Ameritrade Holding Corp.	3,676	76,718
Waddell & Reed Financial, Inc. Class A	1,551	62,986

Total Diversified Financial Services		2,517,366
Electric – 6.9%
ALLETE, Inc.	1,495	58,260
Alliant Energy Corp.	3,368	131,116
Ameren Corp.	8,278	232,363
American Electric Power Co., Inc.	15,912	559,148
Avista Corp.	1,555	35,967
Black Hills Corp.	1,440	48,154
Central Vermont Public Service Corp.	947	22,056
CH Energy Group, Inc.	598	30,223
Cleco Corp.	1,518	52,052
CMS Energy Corp.(a)	6,757	132,707
Consolidated Edison, Inc.	9,077	460,385
Constellation Energy Group, Inc.	4,332	134,855
Dominion Resources, Inc.	16,691	746,088
DPL, Inc.	3,427	93,934
DTE Energy Co.	5,287	258,851
Duke Energy Corp.	47,742	866,517

Investments	Shares	Fair Value

Edison International	7,273	$266,119
Empire District Electric Co. (The)	2,230	48,592
Entergy Corp.	5,468	367,504
Exelon Corp.	21,970	906,043
FirstEnergy Corp.(a)	14,084	522,376
Great Plains Energy, Inc.	3,982	79,720
Hawaiian Electric Industries, Inc.	3,772	93,546
IDACORP, Inc.	1,223	46,596
Integrys Energy Group, Inc.(a)	2,912	147,085
ITC Holdings Corp.	801	55,990
MDU Resources Group, Inc.	3,505	80,510
MGE Energy, Inc.	815	32,999
NextEra Energy, Inc.	10,579	583,114
Northeast Utilities	4,148	143,521
NorthWestern Corp.	1,452	43,996
NSTAR	2,921	135,155
NV Energy, Inc.	5,893	87,747
OGE Energy Corp.	2,177	110,069
Otter Tail Corp.	1,653	37,573
Pepco Holdings, Inc.	8,837	164,810
PG&E Corp.	9,703	428,678
Pinnacle West Capital Corp.	3,428	146,684
PNM Resources, Inc.	2,797	41,731
Portland General Electric Co.	2,745	65,249
PPL Corp.	17,162	434,199
Progress Energy, Inc.	10,531	485,900
Public Service Enterprise Group, Inc.	14,249	448,986
SCANA Corp.(a)	3,579	140,905
Southern Co.	26,445	1,007,819
TECO Energy, Inc.	6,928	129,969
UIL Holdings Corp.	1,653	50,450
Unisource Energy Corp.	1,215	43,898
Unitil Corp.	975	22,971
Westar Energy, Inc.(a)	3,899	103,012
Wisconsin Energy Corp.	4,112	125,416
Xcel Energy, Inc.	13,090	312,720

Total Electric		11,804,328
Electrical Components & Equipment – 0.5%
Acuity Brands, Inc.	402	23,513
AMETEK, Inc.	720	31,586
Emerson Electric Co.	11,754	686,786
Hubbell, Inc. Class B	902	64,069
Molex, Inc.(a)	1,532	38,484
Molex, Inc. Class A	2,595	53,691

Total Electrical Components & Equipment		898,129
Electronics – 0.1%
AVX Corp.	1,787	26,644
Brady Corp. Class A	855	30,515
Gentex Corp.	1,570	47,493
Jabil Circuit, Inc.	3,205	65,478
National Instruments Corp.	1,447	47,418
PerkinElmer, Inc.	1,205	31,655

Total Electronics		249,203

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	15

Schedule of Investments (continued)

WisdomTree Total Dividend Fund (DTD)

March 31, 2011

Investments	Shares	Fair Value

Engineering & Construction – 0.1%
Fluor Corp.	1,032	$76,017
Granite Construction, Inc.(a)	438	12,308
KBR, Inc.	947	35,768

Total Engineering & Construction		124,093
Entertainment – 0.1%
Cinemark Holdings, Inc.	4,007	77,535
International Game Technology	2,635	42,766
National CineMedia, Inc.	1,669	31,160
Regal Entertainment Group Class A(a)	4,291	57,929

Total Entertainment		209,390
Environmental Control – 0.4%
Mine Safety Appliances Co.	847	31,059
Nalco Holding Co.	574	15,676
Republic Services, Inc.	6,641	199,496
U.S. Ecology, Inc.	569	9,918
Waste Connections, Inc.(a)	596	17,159
Waste Management, Inc.	10,931	408,163

Total Environmental Control		681,471
Food – 2.8%
B&G Foods, Inc.	2,120	39,792
Campbell Soup Co.(a)	7,159	237,034
ConAgra Foods, Inc.	11,510	273,362
Corn Products International, Inc.	708	36,689
Flowers Foods, Inc.(a)	1,949	53,071
General Mills, Inc.	12,644	462,138
H.J. Heinz Co.(a)	7,586	370,349
Hershey Co. (The)	3,020	164,137
Hormel Foods Corp.	3,618	100,725
J.M. Smucker Co. (The)	1,803	128,716
Kellogg Co.	7,474	403,447
Kraft Foods, Inc. Class A	41,658	1,306,395
Kroger Co. (The)	7,983	191,353
Lancaster Colony Corp.(a)	605	36,663
McCormick & Co., Inc.	2,043	97,717
Ruddick Corp.	607	23,424
Safeway, Inc.	5,129	120,737
Sara Lee Corp.(a)	12,179	215,203
Snyders-Lance, Inc.	633	12,565
SUPERVALU, Inc.(a)	5,177	46,231
Sysco Corp.	13,712	379,822
Tyson Foods, Inc. Class A	2,344	44,981
Weis Markets, Inc.	655	26,501

Total Food		4,771,052
Forest Products & Paper – 0.2%
International Paper Co.	5,283	159,441
MeadWestvaco Corp.	4,141	125,596
PH Glatfelter Co.	834	11,109

Total Forest Products & Paper		296,146
Gas – 0.9%
AGL Resources, Inc.	2,154	85,815
Atmos Energy Corp.	2,535	86,444

Investments	Shares	Fair Value

CenterPoint Energy, Inc.	13,139	$230,721
Chesapeake Utilities Corp.	394	16,398
Energen Corp.	620	39,134
Laclede Group, Inc. (The)	970	36,957
National Fuel Gas Co.	1,316	97,384
New Jersey Resources Corp.(a)	836	35,906
Nicor, Inc.	1,235	66,319
NiSource, Inc.	9,692	185,893
Northwest Natural Gas Co.	544	25,095
Piedmont Natural Gas Co., Inc.(a)	1,608	48,803
Questar Corp.	3,480	60,726
Sempra Energy	4,590	245,565
South Jersey Industries, Inc.(a)	576	32,239
Southern Union Co.	2,222	63,594
Southwest Gas Corp.	924	36,008
UGI Corp.	2,089	68,728
Vectren Corp.	2,745	74,664
WGL Holdings, Inc.(a)	1,192	46,488

Total Gas		1,582,881
Hand/Machine Tools – 0.2%
Kennametal, Inc.	970	37,830
Lincoln Electric Holdings, Inc.	553	41,984
Regal-Beloit Corp.	421	31,082
Snap-On, Inc.	946	56,817
Stanley Black & Decker, Inc.	2,200	168,520

Total Hand/Machine Tools		336,233
Healthcare-Products – 3.2%
Baxter International, Inc.	8,950	481,242
Beckman Coulter, Inc.	402	33,394
Becton Dickinson and Co.	2,921	232,570
C.R. Bard, Inc.(a)	469	46,576
DENTSPLY International, Inc.(a)	576	21,306
Hill-Rom Holdings, Inc.	602	22,864
Johnson & Johnson	61,557	3,647,252
Medtronic, Inc.	17,388	684,218
Meridian Bioscience, Inc.(a)	1,308	31,379
Patterson Cos., Inc.(a)	931	29,969
STERIS Corp.	561	19,377
Stryker Corp.(a)	2,776	168,781
Techne Corp.	404	28,926
Teleflex, Inc.	624	36,180
West Pharmaceutical Services, Inc.	351	15,714

Total Healthcare-Products		5,499,748
Healthcare-Services – 0.3%
Aetna, Inc.	503	18,827
Lincare Holdings, Inc.	1,771	52,528
Quest Diagnostics, Inc.	933	53,853
UnitedHealth Group, Inc.	9,916	448,203

Total Healthcare-Services		573,411
Holding Companies-Diversified – 0.0%
Compass Diversified Holdings	2,789	41,110

See Notes to Financial Statements.

16	WisdomTree Domestic Dividend Funds

Schedule of Investments (continued)

WisdomTree Total Dividend Fund (DTD)

March 31, 2011

Investments	Shares	Fair Value

Home Builders – 0.1%
D.R. Horton, Inc.	3,067	$35,731
KB Home(a)	888	11,047
Lennar Corp. Class A	1,183	21,436
MDC Holdings, Inc.	1,252	31,738
Ryland Group, Inc.	634	10,081
Thor Industries, Inc.(a)	296	9,877

Total Home Builders		119,910
Home Furnishings – 0.1%
Whirlpool Corp.	1,072	91,506
Household Products/Wares – 0.8%
American Greetings Corp. Class A	406	9,582
Avery Dennison Corp.	1,679	70,451
Church & Dwight Co., Inc.	592	46,969
Clorox Co.(a)	3,097	217,007
Fortune Brands, Inc.	1,316	81,447
Jarden Corp.	899	31,977
Kimberly-Clark Corp.	11,192	730,502
Scotts Miracle-Gro Co. (The) Class A(a)	654	37,834
Tupperware Brands Corp.	1,018	60,785

Total Household Products/Wares		1,286,554
Housewares – 0.0%
Newell Rubbermaid, Inc.	2,437	46,620
Toro Co. (The)	408	27,018

Total Housewares		73,638
Insurance – 2.7%
Allstate Corp. (The)	9,280	294,918
American Family Life Assurance Co., Inc.	6,774	357,532
American Financial Group, Inc.	1,582	55,402
American National Insurance Co.	569	45,048
AON Corp.	2,851	150,989
Arthur J. Gallagher & Co.	3,187	96,917
Assurant, Inc.	1,386	53,375
Baldwin & Lyons, Inc. Class B	1,029	24,099
Brown & Brown, Inc.	1,813	46,775
Chubb Corp.	5,036	308,757
Cincinnati Financial Corp.(a)	5,467	179,318
Delphi Financial Group, Inc. Class A	320	9,827
Donegal Group, Inc. Class A	1,596	21,339
Erie Indemnity Co. Class A	1,081	76,870
Fidelity National Financial, Inc. Class A	7,256	102,527
First American Financial Corp.	829	13,679
Hanover Insurance Group, Inc. (The)	616	27,874
Harleysville Group, Inc.	963	31,904
Hartford Financial Services Group, Inc.(a)	2,369	63,797
HCC Insurance Holdings, Inc.	1,711	53,571
Horace Mann Educators Corp.	3	50
Life Partners Holdings, Inc.(a)	660	5,306
Lincoln National Corp.(a)	1,239	37,220
Loews Corp.	1,965	84,672
Marsh & McLennan Cos., Inc.	11,242	335,124
Mercury General Corp.	1,980	77,477

Investments	Shares	Fair Value

MetLife, Inc.	10,838	$484,784
Old Republic International Corp.	9,050	114,845
Principal Financial Group, Inc.	3,682	118,229
Progressive Corp. (The)	3,019	63,792
Protective Life Corp.	1,626	43,170
Prudential Financial, Inc.	6,285	387,030
Reinsurance Group of America, Inc.	348	21,847
RLI Corp.(a)	379	21,849
Safety Insurance Group, Inc.	569	26,237
Selective Insurance Group, Inc.	1,677	29,012
StanCorp Financial Group, Inc.	848	39,110
State Auto Financial Corp.	1,442	26,273
Symetra Financial Corp.	846	11,506
Torchmark Corp.	681	45,273
Tower Group, Inc.(a)	336	8,074
Transatlantic Holdings, Inc.(a)	691	33,631
Travelers Cos., Inc. (The)	7,894	469,535
Unitrin, Inc.	1,676	51,755
Universal Insurance Holdings, Inc.	2,269	12,298
Unum Group	3,421	89,801
W.R. Berkley Corp.	1,195	38,491

Total Insurance		4,690,909
Internet – 0.1%
Earthlink, Inc.	5,228	40,935
Expedia, Inc.	1,626	36,845
Nutrisystem, Inc.(a)	3	44
United Online, Inc.	3,370	21,248

Total Internet		99,072
Investment Companies – 0.4%
Apollo Investment Corp.	13,050	157,383
Ares Capital Corp.	10,291	173,918
BlackRock Kelso Capital Corp.(a)	5,727	58,015
Fifth Street Finance Corp.(a)	3,600	48,060
Gladstone Capital Corp.(a)	2,029	22,948
Golub Capital BDC, Inc.	909	14,344
Main Street Capital Corp.(a)	1,462	26,974
MCG Capital Corp.(a)	3,408	22,152
MVC Capital, Inc.	567	7,779
NGP Capital Resources Co.	1,152	11,105
PennantPark Investment Corp.	3,163	37,703
Prospect Capital Corp.(a)	5,998	73,236
Solar Capital Ltd.	2,110	50,387
TICC Capital Corp.	2,728	29,653
Triangle Capital Corp.	622	11,233

Total Investment Companies		744,890
Iron/Steel – 0.3%
AK Steel Holding Corp.	585	9,231
Allegheny Technologies, Inc.(a)	1,031	69,819
Carpenter Technology Corp.	820	35,022
Cliffs Natural Resources, Inc.	560	55,037
Nucor Corp.(a)	6,930	318,919
Reliance Steel & Aluminum Co.	651	37,615

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	17

Schedule of Investments (continued)

WisdomTree Total Dividend Fund (DTD)

March 31, 2011

Investments	Shares	Fair Value

Steel Dynamics, Inc.	2,204	$41,369
United States Steel Corp.	425	22,925

Total Iron/Steel		589,937
Leisure Time – 0.1%
Callaway Golf Co.(a)	1,877	12,801
Harley-Davidson, Inc.(a)	1,967	83,578
Polaris Industries, Inc.	543	47,252

Total Leisure Time		143,631
Lodging – 0.2%
Ameristar Casinos, Inc.	672	11,928
Choice Hotels International, Inc.(a)	952	36,985
Marriott International, Inc. Class A(a)	2,159	76,817
Starwood Hotels & Resorts Worldwide, Inc.	784	45,566
Wyndham Worldwide Corp.	1,724	54,841
Wynn Resorts Ltd.	732	93,147

Total Lodging		319,284
Machinery-Construction & Mining – 0.5%
Caterpillar, Inc.	7,860	875,211
Joy Global, Inc.	617	60,966

Total Machinery-Construction & Mining		936,177
Machinery-Diversified – 0.6%
Applied Industrial Technologies, Inc.	898	29,867
Briggs & Stratton Corp.	493	11,166
Cognex Corp.	499	14,097
Cummins, Inc.	1,299	142,396
Deere & Co.	4,120	399,187
Flowserve Corp.	426	54,869
Graco, Inc.	1,127	51,267
IDEX Corp.	972	42,428
Nordson Corp.	275	31,642
Rockwell Automation, Inc.(a)	1,885	178,415
Roper Industries, Inc.	421	36,400

Total Machinery-Diversified		991,734
Media – 2.1%
Cablevision Systems Corp. Class A	2,618	90,609
CBS Corp. Class A	805	20,222
CBS Corp. Class B	3,888	97,355
Comcast Corp. Class A	23,254	574,839
Comcast Corp. Special Class A	8,456	196,348
Courier Corp.	1,010	14,100
Factset Research Systems, Inc.(a)	361	37,808
Gannett Co., Inc.	2,174	33,110
John Wiley & Sons, Inc. Class A	479	24,352
McGraw-Hill Cos., Inc. (The)	5,344	210,554
Meredith Corp.(a)	482	16,349
News Corp. Class A	11,939	209,649
News Corp. Class B	4,224	78,651
PRIMEDIA, Inc.	1,728	8,415
Scripps Networks Interactive, Inc. Class A	637	31,907
Time Warner Cable, Inc.	5,641	402,429
Time Warner, Inc.	19,358	691,081
Viacom, Inc. Class A	363	19,344

Investments	Shares	Fair Value

Viacom, Inc. Class B	5,427	$252,464
Walt Disney Co. (The)	11,811	508,936
Washington Post Co. (The) Class B(a)	121	52,945
World Wrestling Entertainment, Inc. Class A	2,181	27,415

Total Media		3,598,882
Metal Fabricate/Hardware – 0.1%
Commercial Metals Co.	2,215	38,253
Kaydon Corp.	475	18,615
Timken Co.	1,071	56,013
Worthington Industries, Inc.(a)	1,494	31,255

Total Metal Fabricate/Hardware		144,136
Mining – 1.1%
Alcoa, Inc.(a)	5,925	104,576
AMCOL International Corp.	562	20,221
Compass Minerals International, Inc.	433	40,499
Freeport-McMoRan Copper & Gold, Inc.	10,824	601,273
Kaiser Aluminum Corp.	483	23,788
Newmont Mining Corp.	3,030	165,377
Royal Gold, Inc.	169	8,856
Southern Copper Corp.	20,214	814,018
Vulcan Materials Co.(a)	1,804	82,262

Total Mining		1,860,870
Miscellaneous Manufacturing – 4.4%
3M Co.	11,402	1,066,087
A.O. Smith Corp.	228	10,110
Aptargroup, Inc.	620	31,081
Barnes Group, Inc.(a)	897	18,729
Brink’s Co. (The)	521	17,250
Carlisle Cos., Inc.	842	37,511
CLARCOR, Inc.	487	21,881
Crane Co.	1,198	58,019
Danaher Corp.	846	43,907
Donaldson Co., Inc.	609	37,326
Dover Corp.	2,410	158,433
Eaton Corp.	5,234	290,173
General Electric Co.	190,220	3,813,911
Harsco Corp.	1,327	46,830
Honeywell International, Inc.	12,015	717,416
Illinois Tool Works, Inc.	8,381	450,227
ITT Corp.	2,251	135,173
Koppers Holdings, Inc.	495	21,136
Leggett & Platt, Inc.	4,828	118,286
NL Industries, Inc.	2,068	30,710
Pall Corp.	1,195	68,844
Parker Hannifin Corp.	1,488	140,884
Pentair, Inc.(a)	1,428	53,964
SPX Corp.	573	45,490
Textron, Inc.(a)	1,125	30,814
Trinity Industries, Inc.	951	34,873

Total Miscellaneous Manufacturing		7,499,065

See Notes to Financial Statements.

18	WisdomTree Domestic Dividend Funds

Schedule of Investments (continued)

WisdomTree Total Dividend Fund (DTD)

March 31, 2011

Investments	Shares	Fair Value

Office Furnishings – 0.0%
HNI Corp.	893	$28,183
Knoll, Inc.	2	42

Total Office Furnishings		28,225
Office/Business Equipment – 0.2%
Pitney Bowes, Inc.(a)	8,178	210,093
Xerox Corp.	12,685	135,095

Total Office/Business Equipment		345,188
Oil & Gas – 10.1%
Anadarko Petroleum Corp.	1,910	156,467
Apache Corp.	1,302	170,458
Chesapeake Energy Corp.	5,338	178,930
Chevron Corp.	42,892	4,607,888
Cimarex Energy Co.	260	29,962
ConocoPhillips	32,364	2,584,589
Devon Energy Corp.	2,530	232,178
Diamond Offshore Drilling, Inc.(a)	587	45,610
EOG Resources, Inc.	998	118,273
EQT Corp.	1,707	85,179
EXCO Resources, Inc.	827	17,086
Exxon Mobil Corp.	80,279	6,753,872
Helmerich & Payne, Inc.	262	17,997
Hess Corp.	1,243	105,916
Holly Corp.	891	54,137
Marathon Oil Corp.	13,399	714,301
Murphy Oil Corp.	2,044	150,071
Noble Energy, Inc.	1,105	106,798
Occidental Petroleum Corp.	8,533	891,613
Patterson-UTI Energy, Inc.(a)	1,311	38,530
Pioneer Natural Resources Co.	2	204
Range Resources Corp.	445	26,015
Sunoco, Inc.	1,416	64,555
Valero Energy Corp.	3,731	111,258

Total Oil & Gas		17,261,887
Oil & Gas Services – 0.4%
Baker Hughes, Inc.	3,171	232,846
Halliburton Co.	5,484	273,323
National Oilwell Varco, Inc.	2,015	159,729
RPC, Inc.(a)	1,332	33,726

Total Oil & Gas Services		699,624
Packaging & Containers – 0.3%
Ball Corp.	894	32,050
Bemis Co., Inc.	2,137	70,115
Greif, Inc. Class A	361	23,613
Greif, Inc. Class B	742	45,707
Packaging Corp. of America	1,881	54,342
Rock-Tenn Co. Class A(a)	231	16,020
Sealed Air Corp.	2,507	66,837
Silgan Holdings, Inc.	795	30,321
Sonoco Products Co.	2,535	91,843
Temple-Inland, Inc.	1,707	39,944

Total Packaging & Containers		470,792

Investments	Shares	Fair Value

Pharmaceuticals – 7.3%
Abbott Laboratories	36,638	$1,797,094
Allergan, Inc.	647	45,950
AmerisourceBergen Corp.	2,549	100,839
Bristol-Myers Squibb Co.	53,675	1,418,630
Cardinal Health, Inc.	4,908	201,866
Eli Lilly & Co.	41,661	1,465,217
McKesson Corp.	1,643	129,879
Mead Johnson Nutrition Co.	1,844	106,823
Merck & Co., Inc.	82,971	2,738,873
Perrigo Co.(a)	452	35,943
Pfizer, Inc.	219,371	4,455,425

Total Pharmaceuticals		12,496,539
Pipelines – 0.5%
El Paso Corp.	1,735	31,230
Oneok, Inc.(a)	2,572	172,015
Spectra Energy Corp.(a)	17,440	474,019
Williams Cos., Inc. (The)	7,915	246,790

Total Pipelines		924,054
Private Equity – 0.0%
Hercules Technology Growth Capital, Inc.	2,621	28,831
REITS – 5.3%
Acadia Realty Trust	1,383	26,166
Agree Realty Corp.(a)	991	22,248
Alexander’s, Inc.	71	28,893
Alexandria Real Estate Equities, Inc.	844	65,807
AMB Property Corp.	4,091	147,153
American Campus Communities, Inc.	1,794	59,202
Apartment Investment & Management Co. Class A(a)	1,468	37,390
Associated Estates Realty Corp.	973	15,451
AvalonBay Communities, Inc.(a)	1,871	224,670
BioMed Realty Trust, Inc.(a)	3,035	57,726
Boston Properties, Inc.(a)	2,289	217,112
Brandywine Realty Trust(a)	4,630	56,208
BRE Properties, Inc.	1,392	65,675
Camden Property Trust	1,781	101,196
CapLease, Inc.	1,659	9,091
CBL & Associates Properties, Inc.(a)	3,999	69,663
Cedar Shopping Centers, Inc.	1,739	10,486
Chesapeake Lodging Trust	547	9,523
Cogdell Spencer, Inc.	4,112	24,425
Colonial Properties Trust	2,154	41,465
CommonWealth REIT	3,757	97,569
Corporate Office Properties Trust SBI MD(a)	2,006	72,497
Cousins Properties, Inc.	1,844	15,397
DCT Industrial Trust, Inc.(a)	8,780	48,729
Digital Realty Trust, Inc.(a)	2,299	133,664
Douglas Emmett, Inc.(a)	2,106	39,488
Duke Realty Corp.	9,617	134,734
DuPont Fabros Technology, Inc.(a)	670	16,248
EastGroup Properties, Inc.	1,117	49,114
Education Realty Trust, Inc.	2,097	16,839

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	19

Schedule of Investments (continued)

WisdomTree Total Dividend Fund (DTD)

March 31, 2011

Investments	Shares	Fair Value

Entertainment Properties Trust	1,883	$88,162
Equity Lifestyle Properties, Inc.	502	28,940
Equity One, Inc.(a)	3,201	60,083
Equity Residential(a)	5,107	288,086
Essex Property Trust, Inc.	787	97,588
Extra Space Storage, Inc.	1,763	36,512
Federal Realty Investment Trust	1,431	116,712
First Potomac Realty Trust	1,803	28,397
Franklin Street Properties Corp.(a)	3,145	44,250
Getty Realty Corp.	1,323	30,270
Gladstone Commercial Corp.	873	15,924
Glimcher Realty Trust	3,671	33,957
Government Properties Income Trust	1,525	40,962
HCP, Inc.	11,267	427,470
Health Care REIT, Inc.	5,339	279,977
Healthcare Realty Trust, Inc.	2,590	58,793
Hersha Hospitality Trust	4,676	27,775
Highwoods Properties, Inc.(a)	2,338	81,853
Home Properties, Inc.(a)	1,317	77,637
Hospitality Properties Trust	6,412	148,438
Host Hotels & Resorts, Inc.(a)	662	11,658
Inland Real Estate Corp.	4,319	41,203
Investors Real Estate Trust(a)	3,669	34,855
Kilroy Realty Corp.	1,058	41,082
Kimco Realty Corp.	11,817	216,724
Kite Realty Group Trust	2,937	15,595
LaSalle Hotel Properties	639	17,253
Lexington Realty Trust(a)	5,845	54,651
Liberty Property Trust(a)	4,246	139,693
LTC Properties, Inc.	914	25,903
Macerich Co. (The)	4,019	199,061
Mack-Cali Realty Corp.	2,942	99,734
Medical Properties Trust, Inc.(a)	4,666	53,986
Mid-America Apartment Communities, Inc.(a)	890	57,138
Mission West Properties, Inc.	3,478	22,850
Monmouth Real Estate Investment Corp. Class A	3,348	27,487
National Health Investors, Inc.	1,111	53,239
National Retail Properties, Inc.(a)	3,440	89,887
Nationwide Health Properties, Inc.	4,414	187,727
Omega Healthcare Investors, Inc.(a)	4,409	98,497
One Liberty Properties, Inc.	562	8,475
Parkway Properties, Inc.	985	16,745
Pennsylvania Real Estate Investment Trust	2,055	29,325
Piedmont Office Realty Trust, Inc. Class A	5,360	104,038
Plum Creek Timber Co., Inc.(a)	4,729	206,232
Post Properties, Inc.	967	37,955
Potlatch Corp.(a)	1,452	58,370
ProLogis	12,774	204,129
PS Business Parks, Inc.	662	38,356
Public Storage(a)	3,544	393,065
Ramco-Gershenson Properties Trust	1,045	13,094
Rayonier, Inc.	2,340	145,805
Realty Income Corp.(a)	3,891	135,990
Regency Centers Corp.	2,688	116,874

Investments	Shares	Fair Value

Saul Centers, Inc.	533	$23,745
Senior Housing Properties Trust	5,534	127,503
Simon Property Group, Inc.	6,332	678,537
SL Green Realty Corp.	492	36,998
Sovran Self Storage, Inc.	1,178	46,590
Sun Communities, Inc.	1,198	42,709
Tanger Factory Outlet Centers	1,920	50,381
Taubman Centers, Inc.	1,494	80,049
UDR, Inc.	4,434	108,057
Universal Health Realty Income Trust	761	30,843
Urstadt Biddle Properties, Inc. Class A	487	9,263
U-Store-It Trust	1	11
Ventas, Inc.(a)	4,592	249,346
Vornado Realty Trust	3,912	342,300
Washington Real Estate Investment Trust	2,285	71,041
Weingarten Realty Investors(a)	3,759	94,201
Weyerhaeuser Co.	3,563	87,650
Winthrop Realty Trust	1,712	20,972

Total REITS		9,022,487
Retail – 5.8%
Abercrombie & Fitch Co. Class A	877	51,480
Advance Auto Parts, Inc.	423	27,757
American Eagle Outfitters, Inc.	3,095	49,180
Best Buy Co., Inc.	4,319	124,042
Bob Evans Farms, Inc.	627	20,440
Brinker International, Inc.	2,195	55,533
Buckle, Inc. (The)(a)	807	32,603
Casey’s General Stores, Inc.	204	7,956
Cato Corp. (The) Class A	919	22,515
Chico’s FAS, Inc.	1,231	18,342
Costco Wholesale Corp.	3,415	250,388
Cracker Barrel Old Country Store, Inc.	385	18,919
CVS Caremark Corp.	9,219	316,396
Darden Restaurants, Inc.(a)	2,456	120,663
Family Dollar Stores, Inc.	1,190	61,071
Foot Locker, Inc.	3,600	70,992
Gap, Inc. (The)(a)	7,348	166,506
Guess ?, Inc.	905	35,612
Home Depot, Inc.	29,575	1,096,049
HOT Topic, Inc.	1,453	8,282
J.C. Penney Co., Inc.	3,954	141,988
Lowe’s Cos., Inc.	15,706	415,110
Ltd. Brands, Inc.	4,301	141,417
Macy’s, Inc.	2,374	57,593
McDonald’s Corp.	21,853	1,662,795
MSC Industrial Direct Co. Class A	486	33,276
Nordstrom, Inc.	2,694	120,907
Nu Skin Enterprises, Inc. Class A(a)	1,041	29,929
PetSmart, Inc.	1,171	47,952
RadioShack Corp.	1,487	22,320
Ross Stores, Inc.	915	65,075
Staples, Inc.	7,244	140,678
Starbucks Corp.	7,655	282,852

See Notes to Financial Statements.

20	WisdomTree Domestic Dividend Funds

Schedule of Investments (continued)

WisdomTree Total Dividend Fund (DTD)

March 31, 2011

Investments	Shares	Fair Value

Target Corp.	7,877	$393,929
Tiffany & Co.(a)	1,273	78,213
TJX Cos., Inc.	3,693	183,653
Walgreen Co.	11,227	450,652
Wal-Mart Stores, Inc.	52,655	2,740,693
Wendy’s/Arby’s Group, Inc. Class A	6,578	33,087
Williams-Sonoma, Inc.	1,431	57,956
Yum! Brands, Inc.	6,288	323,077

Total Retail		9,977,878
Savings & Loans – 0.6%
Astoria Financial Corp.	3,150	45,266
Brookline Bancorp, Inc.	1,894	19,944
Capitol Federal Financial, Inc.	8,552	96,381
Dime Community Bancshares, Inc.(a)	1,318	19,454
First Niagara Financial Group, Inc.(a)	5,390	73,196
Hudson City Bancorp, Inc.	15,538	150,408
New York Community Bancorp, Inc.(a)	15,815	272,967
NewAlliance Bancshares, Inc.	1,485	22,037
Northwest Bancshares, Inc.	2,711	33,996
OceanFirst Financial Corp.	1,414	19,725
Oritani Financial Corp.	1,888	23,940
People’s United Financial, Inc.	10,630	133,725
Provident Financial Services, Inc.	1,665	24,642
Roma Financial Corp.	1,400	15,498
Washington Federal, Inc.	1,235	21,415

Total Savings & Loans		972,594
Semiconductors – 2.6%
Altera Corp.(a)	1,583	69,684
Analog Devices, Inc.	4,735	186,464
Applied Materials, Inc.	17,953	280,426
Broadcom Corp. Class A*	2,004	78,918
Intel Corp.	122,449	2,469,796
Intersil Corp. Class A(a)	3,121	38,856
KLA-Tencor Corp.	2,594	122,878
Linear Technology Corp.(a)	4,182	140,641
Maxim Integrated Products, Inc.	6,946	177,818
Microchip Technology, Inc.(a)	5,039	191,532
National Semiconductor Corp.	4,300	61,662
Texas Instruments, Inc.	12,332	426,194
Xilinx, Inc.(a)	3,998	131,134

Total Semiconductors		4,376,003
Shipbuilding – 0.0%
Huntington Ingalls Industries, Inc.*	947	39,301
Software – 2.5%
Activision Blizzard, Inc.	9,247	101,440
American Software, Inc. Class A	2,037	15,033
Broadridge Financial Solutions, Inc.	2,604	59,085
CA, Inc.	2,381	57,572
Dun & Bradstreet Corp.	474	38,034
Fidelity National Information Services, Inc.	1,602	52,369
Microsoft Corp.	127,640	3,236,950
Oracle Corp.	21,629	721,760

Investments	Shares	Fair Value

Quality Systems, Inc.(a)	265	$22,085

Total Software		4,304,328
Telecommunications – 8.1%
ADTRAN, Inc.	630	26,750
Alaska Communications Systems Group, Inc.(a)	2,841	30,257
AT&T, Inc.	221,861	6,788,946
CenturyLink, Inc.(a)	12,611	523,987
Comtech Telecommunications Corp.	493	13,400
Consolidated Communications Holdings, Inc.	2,006	37,572
Corning, Inc.	11,184	230,726
Frontier Communications Corp.(a)	51,808	425,862
Harris Corp.	1,802	89,379
NTELOS Holdings Corp.	2,218	40,833
QUALCOMM, Inc.	16,541	906,943
Qwest Communications International, Inc.	49,077	335,196
Telephone & Data Systems, Inc. Special Shares	965	28,487
Tellabs, Inc.	2,294	12,020
Verizon Communications, Inc.	103,679	3,995,789
Virgin Media, Inc.(a)	1,459	40,546
Windstream Corp.	22,552	290,244

Total Telecommunications		13,816,937
Textiles – 0.0%
Cintas Corp.	1,499	45,375
Toys/Games/Hobbies – 0.2%
Hasbro, Inc.(a)	1,927	90,261
Mattel, Inc.	7,880	196,448

Total Toys/Games/Hobbies		286,709
Transportation – 1.6%
Alexander & Baldwin, Inc.(a)	1,095	49,987
C.H. Robinson Worldwide, Inc.(a)	1,439	106,673
Con-way, Inc.	512	20,116
CSX Corp.	4,099	322,181
Expeditors International of Washington, Inc.	1,078	54,051
FedEx Corp.	1,030	96,356
International Shipholding Corp.	790	19,671
JB Hunt Transport Services, Inc.	1,132	51,415
Knight Transportation, Inc.	437	8,412
Norfolk Southern Corp.	5,532	383,202
Overseas Shipholding Group, Inc.(a)	829	26,644
Ryder System, Inc.	888	44,933
Tidewater, Inc.(a)	723	43,272
Union Pacific Corp.	5,393	530,294
United Parcel Service, Inc. Class B	12,415	922,683

Total Transportation		2,679,890
Trucking & Leasing – 0.0%
GATX Corp.	990	38,273
TAL International Group, Inc.	892	32,353

Total Trucking & Leasing		70,626
Water – 0.2%
American States Water Co.	749	26,859
American Water Works Co., Inc.	4,003	112,284

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	21

Schedule of Investments (concluded)

WisdomTree Total Dividend Fund (DTD)

March 31, 2011

Investments	Shares	Fair Value

Aqua America, Inc.	2,315	$52,991
California Water Service Group	800	29,736
Connecticut Water Service, Inc.	666	17,549
Middlesex Water Co.	1,065	19,372
SJW Corp.	562	13,010

Total Water		271,801
TOTAL COMMON STOCKS (Cost: $145,489,258)		169,101,661
EXCHANGE-TRADED FUNDS – 0.8%
WisdomTree Earnings 500 Fund(b)	5,988	273,651
WisdomTree Total Earnings Fund(a)(b)	24,537	1,158,392

TOTAL EXCHANGE-TRADED FUNDS (Cost: $1,225,651)		1,432,043
SHORT-TERM INVESTMENT – 0.1%
MONEY MARKET FUND – 0.1%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $92,891)	92,891	92,891
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 7.4%
MONEY MARKET FUND – 7.4%
Dreyfus Institutional Preferred Money Market Fund, 0.19%(d) (Cost: $12,567,000)(e)	12,567,000	12,567,000
TOTAL INVESTMENTS IN SECURITIES – 107.2% (Cost: $159,374,800)		183,193,595
Liabilities in Excess of Other Assets – (7.2)%		(12,245,434)

NET ASSETS – 100.0%		$170,948,161
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2011 (See Note 2).

(b)	Affiliated companies (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2011.

(d)	Interest rate shown reflects yield as of March 31, 2011.

(e)	At March 31, 2011, the total market value of the Fund’s securities on loan was $12,257,799 and the total market value of the collateral held by the Fund was $12,567,000.

See Notes to Financial Statements.

22	WisdomTree Domestic Dividend Funds

Schedule of Investments

WisdomTree Equity Income Fund (DHS)

March 31, 2011

Investments	Shares	Fair Value

COMMON STOCKS – 99.3%
Aerospace/Defense – 1.4%
Lockheed Martin Corp.	20,843	$1,675,777
Raytheon Co.(a)	16,304	829,385

Total Aerospace/Defense		2,505,162
Agriculture – 8.1%
Altria Group, Inc.	173,629	4,519,563
Lorillard, Inc.	11,133	1,057,746
Philip Morris International, Inc.	105,837	6,946,082
Reynolds American, Inc.	48,004	1,705,582
Universal Corp.	1,511	65,789
Vector Group Ltd.(a)	8,774	151,703

Total Agriculture		14,446,465
Auto Parts & Equipment – 0.0%
Douglas Dynamics, Inc.	1,184	16,884
Superior Industries International, Inc.	1,128	28,922

Total Auto Parts & Equipment		45,806
Banks – 1.1%
1st Source Corp.	1,068	21,403
Arrow Financial Corp.	647	16,007
BancorpSouth, Inc.(a)	6,418	99,158
Bank of Hawaii Corp.(a)	2,555	122,180
Bryn Mawr Bank Corp.	439	9,030
Capital City Bank Group, Inc.(a)	746	9,459
Chemical Financial Corp.	1,351	26,925
City Holding Co.(a)	979	34,617
Community Bank System, Inc.(a)	1,663	40,361
Community Trust Bancorp, Inc.	894	24,737
Cullen/Frost Bankers, Inc.(a)	2,544	150,147
CVB Financial Corp.(a)	6,732	62,675
First Busey Corp.	2,706	13,747
First Interstate Bancsystem, Inc.	541	7,358
First of Long Island Corp. (The)	308	8,547
FirstMerit Corp.(a)	4,477	76,378
FNB Corp.(a)	7,769	81,885
Glacier Bancorp, Inc.(a)	3,994	60,110
Great Southern Bancorp, Inc.(a)	453	9,717
M&T Bank Corp.	5,555	491,451
NBT Bancorp, Inc.	1,577	35,940
Park National Corp.(a)	1,127	75,306
Renasant Corp.(a)	1,594	27,066
Southside Bancshares, Inc.	566	12,112
Sterling Bancorp(a)	1,125	11,261
Suffolk Bancorp	379	7,951
Tompkins Financial Corp.(a)	541	22,479
TrustCo Bank Corp.	4,578	27,148
Trustmark Corp.(a)	3,287	76,982
United Bankshares, Inc.(a)	2,685	71,206
Univest Corp. of Pennsylvania	1,174	20,803
Valley National Bancorp(a)	11,540	161,098
Washington Trust Bancorp, Inc.(a)	854	20,274
WesBanco, Inc.	1,069	22,139

Total Banks		1,957,657

Investments	Shares	Fair Value

Chemicals – 1.4%
E.I. Du Pont de Nemours & Co.	41,224	$2,266,083
Olin Corp.(a)	4,261	97,662
RPM International, Inc.	6,897	163,666

Total Chemicals		2,527,411
Commercial Services – 1.5%
Advance America, Cash Advance Centers, Inc.	3,880	20,564
Automatic Data Processing, Inc.	20,434	1,048,469
CPI Corp.	277	6,235
Deluxe Corp.(a)	3,325	88,246
Electro Rent Corp.	1,509	25,925
H&R Block, Inc.(a)	18,560	310,694
Healthcare Services Group, Inc.	3,730	65,573
Hillenbrand, Inc.	3,186	68,499
Landauer, Inc.	471	28,976
Lincoln Educational Services Corp.	1,660	26,377
McGrath Rentcorp	1,093	29,806
Paychex, Inc.	20,135	631,434
R.R. Donnelley & Sons Co.(a)	16,563	313,372

Total Commercial Services		2,664,170
Computers – 0.1%
Diebold, Inc.	3,094	109,713
Cosmetics/Personal Care – 4.0%
Procter & Gamble Co. (The)	114,527	7,054,863
Distribution/Wholesale – 0.3%
Genuine Parts Co.	6,978	374,300
Watsco, Inc.(a)	1,257	87,625

Total Distribution/Wholesale		461,925
Diversified Financial Services – 0.4%
BGC Partners, Inc. Class A	6,457	59,986
Federated Investors, Inc. Class B(a)	5,103	136,505
GFI Group, Inc.	7,611	38,207
NYSE Euronext	14,489	509,578
Westwood Holdings Group, Inc.	378	15,215

Total Diversified Financial Services		759,491
Electric – 13.4%
ALLETE, Inc.	2,366	92,203
Alliant Energy Corp.	6,553	255,108
Ameren Corp.	17,695	496,699
American Electric Power Co., Inc.	33,519	1,177,858
Avista Corp.	3,180	73,553
Black Hills Corp.(a)	2,540	84,938
Central Vermont Public Service Corp.	527	12,274
CH Energy Group, Inc.	958	48,417
Cleco Corp.(a)	2,696	92,446
CMS Energy Corp.(a)	14,314	281,127
Consolidated Edison, Inc.	19,180	972,810
Constellation Energy Group, Inc.	9,186	285,960
Dominion Resources, Inc.	34,547	1,544,251
DPL, Inc.(a)	7,432	203,711
DTE Energy Co.	11,338	555,108
Duke Energy Corp.	100,297	1,820,391

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	23

Schedule of Investments (continued)

WisdomTree Equity Income Fund (DHS)

March 31, 2011

Investments	Shares	Fair Value

Edison International	14,828	$542,556
Empire District Electric Co. (The)	3,350	72,996
Entergy Corp.	11,442	769,017
Exelon Corp.	45,815	1,889,411
FirstEnergy Corp.	25,078	930,143
Great Plains Energy, Inc.	7,979	159,740
Hawaiian Electric Industries, Inc.	7,161	177,593
IDACORP, Inc.	2,179	83,020
Integrys Energy Group, Inc.	5,887	297,352
MDU Resources Group, Inc.	7,872	180,820
MGE Energy, Inc.	1,125	45,551
NextEra Energy, Inc.	22,273	1,227,688
Northeast Utilities	7,882	272,717
NorthWestern Corp.	2,367	71,720
NSTAR	5,780	267,441
NV Energy, Inc.	11,153	166,068
OGE Energy Corp.	4,329	218,874
Otter Tail Corp.	2,798	63,598
Pepco Holdings, Inc.	18,197	339,374
PG&E Corp.	20,510	906,132
Pinnacle West Capital Corp.	7,597	325,076
PNM Resources, Inc.	4,729	70,557
Portland General Electric Co.	4,860	115,522
PPL Corp.	35,889	907,992
Progress Energy, Inc.	22,665	1,045,763
Public Service Enterprise Group, Inc.	30,111	948,798
SCANA Corp.(a)	8,152	320,944
Southern Co.	54,886	2,091,705
TECO Energy, Inc.	14,130	265,079
UIL Holdings Corp.(a)	3,816	116,464
Unisource Energy Corp.	1,966	71,032
Unitil Corp.	999	23,536
Westar Energy, Inc.(a)	7,538	199,154
Xcel Energy, Inc.	26,928	643,310

Total Electric		23,823,597
Electrical Components & Equipment – 0.0%
Molex, Inc. Class A	4,101	84,850
Electronics – 0.0%
DDi Corp.	798	8,435
Entertainment – 0.2%
Cinemark Holdings, Inc.	7,390	142,997
National CineMedia, Inc.	3,255	60,771
Regal Entertainment Group Class A(a)	8,687	117,274

Total Entertainment		321,042
Environmental Control – 0.5%
Mine Safety Appliances Co.	1,561	57,242
U.S. Ecology, Inc.	1,218	21,230
Waste Management, Inc.	22,541	841,681

Total Environmental Control		920,153
Food – 4.1%
B&G Foods, Inc.	3,280	61,566
Campbell Soup Co.(a)	14,917	493,902

Investments	Shares	Fair Value

ConAgra Foods, Inc.	24,616	$584,630
General Mills, Inc.	26,435	966,199
H.J. Heinz Co.(a)	15,649	763,984
Ingles Markets, Inc. Class A	824	16,323
Kellogg Co.	15,638	844,139
Kraft Foods, Inc. Class A	87,221	2,735,251
SUPERVALU, Inc.(a)	10,748	95,980
Sysco Corp.	28,359	785,544
Village Super Market, Inc. Class A	241	7,013

Total Food		7,354,531
Forest Products & Paper – 0.2%
MeadWestvaco Corp.	9,454	286,740
Gas – 1.3%
AGL Resources, Inc.(a)	5,257	209,439
Atmos Energy Corp.	5,395	183,970
CenterPoint Energy, Inc.	28,273	496,474
Chesapeake Utilities Corp.	417	17,355
Laclede Group, Inc. (The)	1,532	58,369
New Jersey Resources Corp.(a)	1,885	80,961
Nicor, Inc.	2,342	125,765
NiSource, Inc.	20,424	391,732
Northwest Natural Gas Co.	1,478	68,180
Piedmont Natural Gas Co., Inc.(a)	3,731	113,236
Questar Corp.	7,232	126,198
UGI Corp.	4,807	158,150
Vectren Corp.	6,044	164,397
WGL Holdings, Inc.	2,923	113,997

Total Gas		2,308,223
Healthcare-Products – 4.3%
Johnson & Johnson	128,115	7,590,814
Meridian Bioscience, Inc.(a)	1,495	35,865

Total Healthcare-Products		7,626,679
Holding Companies-Diversified – 0.0%
Compass Diversified Holdings	4,937	72,771
Home Builders – 0.0%
MDC Holdings, Inc.	2,364	59,927
Household Products/Wares – 1.1%
Clorox Co.(a)	6,681	468,137
Ennis, Inc.	1,559	26,550
Kimberly-Clark Corp.(a)	23,529	1,535,738

Total Household Products/Wares		2,030,425
Insurance – 1.3%
American National Insurance Co.	1,252	99,121
Arthur J. Gallagher & Co.	6,347	193,012
Baldwin & Lyons, Inc. Class B(a)	711	16,652
Cincinnati Financial Corp.(a)	11,150	365,720
EMC Insurance Group, Inc.	682	16,934
Fidelity National Financial, Inc. Class A	15,938	225,204
Harleysville Group, Inc.	1,427	47,276
Kansas City Life Insurance Co.	437	13,975
Life Partners Holdings, Inc.(a)	1,397	11,232

See Notes to Financial Statements.

24	WisdomTree Domestic Dividend Funds

Schedule of Investments (continued)

WisdomTree Equity Income Fund (DHS)

March 31, 2011

Investments	Shares	Fair Value

Marsh & McLennan Cos., Inc.	23,126	$689,386
Mercury General Corp.	4,167	163,055
Old Republic International Corp.	18,206	231,034
Safety Insurance Group, Inc.	1,000	46,110
State Auto Financial Corp.(a)	2,032	37,023
Unitrin, Inc.	2,961	91,436

Total Insurance		2,247,170
Internet – 0.1%
Earthlink, Inc.	11,039	86,435
Nutrisystem, Inc.(a)	1,005	14,563
United Online, Inc.	7,203	45,415

Total Internet		146,413
Investment Companies – 0.8%
Apollo Investment Corp.	26,880	324,173
Ares Capital Corp.	21,858	369,400
BlackRock Kelso Capital Corp.	10,644	107,824
Fifth Street Finance Corp.(a)	7,950	106,132
Gladstone Capital Corp.(a)	1,705	19,283
Golub Capital BDC, Inc.	1,509	23,812
Main Street Capital Corp.(a)	1,842	33,985
MCG Capital Corp.(a)	7,068	45,942
MVC Capital, Inc.	1,559	21,389
PennantPark Investment Corp.	4,599	54,820
Prospect Capital Corp.(a)	13,037	159,182
Solar Capital Ltd.	4,387	104,762
TICC Capital Corp.	2,724	29,610
Triangle Capital Corp.	1,533	27,686

Total Investment Companies		1,428,000
Iron/Steel – 0.4%
Nucor Corp.(a)	14,238	655,233
Media – 0.0%
World Wrestling Entertainment, Inc. Class A(a)	3,778	47,489
Mining – 1.0%
Southern Copper Corp.	42,110	1,695,770
Miscellaneous Manufacturing – 0.2%
Harsco Corp.	2,958	104,388
Leggett & Platt, Inc.	9,621	235,714
NL Industries, Inc.(a)	2,927	43,466

Total Miscellaneous Manufacturing		383,568
Office Furnishings – 0.0%
HNI Corp.	1,739	54,883
Office/Business Equipment – 0.2%
Pitney Bowes, Inc.(a)	16,713	429,357
Oil & Gas – 8.4%
Chevron Corp.	89,138	9,576,095
ConocoPhillips	67,222	5,368,349

Total Oil & Gas		14,944,444
Packaging & Containers – 0.1%
Sonoco Products Co.	4,655	168,651

Investments	Shares	Fair Value

Pharmaceuticals – 13.9%
Abbott Laboratories(a)	76,308	$3,742,908
Bristol-Myers Squibb Co.	111,384	2,943,879
Eli Lilly & Co.	87,153	3,065,171
Merck & Co., Inc.	172,925	5,708,254
Pfizer, Inc.	456,277	9,266,986

Total Pharmaceuticals		24,727,198
Pipelines – 0.7%
Oneok, Inc.	5,184	346,706
Spectra Energy Corp.(a)	36,003	978,561

Total Pipelines		1,325,267
Private Equity – 0.0%
Hercules Technology Growth Capital, Inc.	3,954	43,494
REITS – 9.2%
Acadia Realty Trust	2,662	50,365
Agree Realty Corp.(a)	1,001	22,472
AMB Property Corp.	8,453	304,054
American Campus Communities, Inc.	3,882	128,106
Associated Estates Realty Corp.	2,158	34,269
AvalonBay Communities, Inc.(a)	3,834	460,387
BioMed Realty Trust, Inc.	6,396	121,652
Brandywine Realty Trust(a)	10,058	122,104
BRE Properties, Inc.	3,149	148,570
Camden Property Trust(a)	3,303	187,676
CapLease, Inc.	3,385	18,550
CBL & Associates Properties, Inc.(a)	8,403	146,380
Cedar Shopping Centers, Inc.	4,377	26,393
Chesapeake Lodging Trust	883	15,373
Cogdell Spencer, Inc.	4,483	26,629
Colonial Properties Trust	3,701	71,244
CommonWealth REIT	7,918	205,630
Corporate Office Properties Trust SBI MD(a)	4,376	158,149
DCT Industrial Trust, Inc.(a)	16,282	90,365
Digital Realty Trust, Inc.(a)	4,927	286,456
Duke Realty Corp.	21,001	294,224
EastGroup Properties, Inc.	1,843	81,037
Entertainment Properties Trust(a)	3,642	170,518
Equity One, Inc.(a)	7,156	134,318
Essex Property Trust, Inc.	1,609	199,516
Federal Realty Investment Trust	3,006	245,169
First Potomac Realty Trust	3,562	56,101
Franklin Street Properties Corp.	6,918	97,336
Getty Realty Corp.(a)	2,636	60,312
Glimcher Realty Trust	6,169	57,063
Government Properties Income Trust	3,288	88,316
HCP, Inc.	23,956	908,891
Health Care REIT, Inc.	11,584	607,465
Healthcare Realty Trust, Inc.	5,244	119,039
Hersha Hospitality Trust	6,006	35,676
Highwoods Properties, Inc.(a)	5,671	198,542
Home Properties, Inc.	2,228	131,341
Hospitality Properties Trust	13,559	313,891
Inland Real Estate Corp.	8,188	78,114

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	25

Schedule of Investments (continued)

WisdomTree Equity Income Fund (DHS)

March 31, 2011

Investments	Shares	Fair Value

Investors Real Estate Trust	8,315	$78,992
Kilroy Realty Corp.(a)	2,997	116,374
Kimco Realty Corp.(a)	24,092	441,847
Kite Realty Group Trust(a)	3,975	21,107
Lexington Realty Trust(a)	10,439	97,605
Liberty Property Trust(a)	9,739	320,413
LTC Properties, Inc.	2,170	61,498
Macerich Co. (The)	8,190	405,651
Mack-Cali Realty Corp.(a)	6,434	218,113
Medical Properties Trust, Inc.	11,494	132,986
Mid-America Apartment Communities, Inc.(a)	1,866	119,797
Monmouth Real Estate Investment Corp. Class A(a)	2,755	22,619
National Health Investors, Inc.	2,141	102,597
National Retail Properties, Inc.(a)	6,801	177,710
Nationwide Health Properties, Inc.(a)	9,479	403,142
Omega Healthcare Investors, Inc.(a)	9,473	211,627
Pennsylvania Real Estate Investment Trust	3,290	46,948
Piedmont Office Realty Trust, Inc. Class A(a)	11,145	216,324
Plum Creek Timber Co., Inc.(a)	10,252	447,090
Potlatch Corp.(a)	3,465	139,293
ProLogis	25,960	414,841
PS Business Parks, Inc.	1,095	63,444
Public Storage(a)	7,420	822,952
Ramco-Gershenson Properties Trust	3,106	38,918
Rayonier, Inc.	4,672	291,112
Realty Income Corp.(a)	8,323	290,889
Regency Centers Corp.	5,152	224,009
Saul Centers, Inc.	803	35,774
Senior Housing Properties Trust(a)	12,516	288,369
Simon Property Group, Inc.	13,220	1,416,655
Sovran Self Storage, Inc.	1,871	73,998
Sun Communities, Inc.	2,071	73,831
Tanger Factory Outlet Centers	3,526	92,522
Taubman Centers, Inc.	2,731	146,327
UDR, Inc.	8,241	200,833
Universal Health Realty Income Trust	1,149	46,569
Urstadt Biddle Properties, Inc. Class A	1,796	34,160
Ventas, Inc.(a)	9,403	510,583
Vornado Realty Trust	8,050	704,375
Washington Real Estate Investment Trust	5,167	160,642
Weingarten Realty Investors(a)	7,404	185,544
Winthrop Realty Trust	1,567	19,196

Total REITS		16,418,969
Retail – 0.1%
Foot Locker, Inc.	6,859	135,259
HOT Topic, Inc.	2,310	13,167

Total Retail		148,426
Savings & Loans – 1.1%
Astoria Financial Corp.	5,220	75,011
Berkshire Hills Bancorp, Inc.(a)	697	14,533
Brookline Bancorp, Inc.(a)	2,596	27,336
Capitol Federal Financial, Inc.	18,442	207,841

Investments	Shares	Fair Value

Dime Community Bancshares, Inc.	1,790	$26,420
First Niagara Financial Group, Inc.(a)	12,030	163,367
Flushing Financial Corp.	1,593	23,736
Hudson City Bancorp, Inc.	34,722	336,109
New York Community Bancorp, Inc.(a)	33,240	573,722
Northwest Bancshares, Inc.	5,336	66,914
OceanFirst Financial Corp.	782	10,909
Oritani Financial Corp.	2,146	27,211
People’s United Financial, Inc.(a)	22,420	282,044
Provident Financial Services, Inc.	2,513	37,192
Roma Financial Corp.	1,165	12,897

Total Savings & Loans		1,885,242
Semiconductors – 3.3%
Intel Corp.	254,912	5,141,575
Intersil Corp. Class A(a)	5,498	68,450
Maxim Integrated Products, Inc.	14,162	362,547
Microchip Technology, Inc.(a)	10,263	390,097

Total Semiconductors		5,962,669
Telecommunications – 14.5%
Alaska Communications Systems Group, Inc.(a)	4,710	50,161
AT&T, Inc.	461,227	14,113,546
CenturyLink, Inc.(a)	26,081	1,083,666
Comtech Telecommunications Corp.	1,162	31,583
Consolidated Communications Holdings, Inc.	3,414	63,944
Frontier Communications Corp.(a)	108,531	892,125
IDT Corp. Class B	556	14,984
NTELOS Holdings Corp.	3,351	61,692
Qwest Communications International, Inc.(a)	101,149	690,848
Verizon Communications, Inc.(a)	215,465	8,304,021
Windstream Corp.(a)	46,415	597,361

Total Telecommunications		25,903,931
Toys/Games/Hobbies – 0.2%
Mattel, Inc.	16,101	401,398
Transportation – 0.1%
Alexander & Baldwin, Inc.(a)	1,855	84,681
Overseas Shipholding Group, Inc.(a)	1,988	63,894

Total Transportation		148,575
Trucking & Leasing – 0.1%
GATX Corp.	2,039	78,828
TAL International Group, Inc.	1,904	69,058

Total Trucking & Leasing		147,886
Water – 0.2%
American Water Works Co., Inc.	8,426	236,349
California Water Service Group	738	27,432
Connecticut Water Service, Inc.	341	8,985
Middlesex Water Co.	869	15,807
York Water Co.	423	7,365

Total Water		295,938
TOTAL COMMON STOCKS (Cost: $169,927,897)		177,040,007

See Notes to Financial Statements.

26	WisdomTree Domestic Dividend Funds

Schedule of Investments (concluded)

WisdomTree Equity Income Fund (DHS)

March 31, 2011

Investments	Shares	Fair Value

EXCHANGE-TRADED FUND – 0.4%
WisdomTree Total Dividend Fund (b) (Cost: $754,901)	16,165	$792,408
SHORT-TERM INVESTMENT – 0.1%
MONEY MARKET FUND – 0.1%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $171,947)	171,947	171,947
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 16.2%
MONEY MARKET FUND – 16.2%
Dreyfus Institutional Preferred Money Market Fund, 0.19%(d) (Cost: $28,880,000)(e)	28,880,000	28,880,000
TOTAL INVESTMENTS IN SECURITIES – 116.0% (Cost: $199,734,745)		206,884,362
Liabilities in Excess of Other Assets – (16.0)%		(28,611,573)

NET ASSETS – 100.0%		$178,272,789

(a)	Security, or portion thereof, was on loan at March 31, 2011 (See Note 2).

(b)	Affiliated companies (See Note 7).

(c)	Rate shown represents annualized 7–day yield as of March 31, 2011.

(d)	Interest rate shown reflects yield as of March 31, 2011.

(e)	At March 31, 2011, the total market value of the Fund’s securities on loan was $27,991,295 and the total market value of the collateral held by the Fund was $28,880,000.

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	27

Schedule of Investments

WisdomTree LargeCap Dividend Fund (DLN)

March 31, 2011

Investments	Shares	Fair Value

COMMON STOCKS – 99.6%
Advertising – 0.1%
Omnicom Group, Inc.	13,908	$682,326
Aerospace/Defense – 3.0%
Boeing Co. (The)	52,985	3,917,181
General Dynamics Corp.	24,901	1,906,421
Goodrich Corp.(a)	4,696	401,649
L-3 Communications Holdings, Inc.	6,961	545,116
Lockheed Martin Corp.	41,806	3,361,202
Northrop Grumman Corp.	23,678	1,484,847
Raytheon Co.	32,726	1,664,772
Rockwell Collins, Inc.	7,372	477,927
United Technologies Corp.	54,442	4,608,515

Total Aerospace/Defense		18,367,630
Agriculture – 4.9%
Altria Group, Inc.	352,304	9,170,473
Archer-Daniels-Midland Co.	34,407	1,238,996
Lorillard, Inc.	22,382	2,126,514
Philip Morris International, Inc.	214,389	14,070,350
Reynolds American, Inc.	97,237	3,454,831

Total Agriculture		30,061,164
Airlines – 0.0%
Southwest Airlines Co.	3,229	40,782
Apparel – 0.4%
Coach, Inc.	8,320	432,973
NIKE, Inc. Class B	15,007	1,136,030
Polo Ralph Lauren Corp.	741	91,624
VF Corp.(a)	8,607	848,048

Total Apparel		2,508,675
Auto Manufacturers – 0.1%
PACCAR, Inc.(a)	8,519	445,970
Auto Parts & Equipment – 0.2%
Johnson Controls, Inc.	31,068	1,291,497
Banks – 2.7%
Bank of America Corp.	88,235	1,176,172
Bank of New York Mellon Corp. (The)	41,985	1,254,092
BB&T Corp.(a)	43,510	1,194,349
Capital One Financial Corp.	6,074	315,605
Comerica, Inc.	4,504	165,387
Fifth Third Bancorp	6,443	89,429
Goldman Sachs Group, Inc. (The)	11,850	1,877,869
JPMorgan Chase & Co.	53,116	2,448,648
KeyCorp	12,367	109,819
M&T Bank Corp.	11,295	999,269
Morgan Stanley	31,281	854,597
Northern Trust Corp.	13,727	696,645
PNC Financial Services Group, Inc.	9,839	619,759
Regions Financial Corp.(a)	22,149	160,802
State Street Corp.	1,746	78,465
SunTrust Banks, Inc.	2,213	63,823
U.S. Bancorp	41,157	1,087,779

Investments	Shares	Fair Value

Wells Fargo & Co.	96,334	$3,053,788

Total Banks		16,246,297
Beverages – 3.5%
Coca-Cola Co. (The)	172,917	11,473,043
Coca-Cola Enterprises, Inc.	17,587	480,125
Dr. Pepper Snapple Group, Inc.(a)	16,493	612,880
Molson Coors Brewing Co. Class B	9,328	437,390
PepsiCo, Inc.	127,637	8,221,099

Total Beverages		21,224,537
Chemicals – 2.4%
Air Products & Chemicals, Inc.	12,897	1,163,051
CF Industries Holdings, Inc.	604	82,621
Dow Chemical Co. (The)	57,164	2,157,941
E.I. Du Pont de Nemours & Co.	84,169	4,626,770
Ecolab, Inc.	7,964	406,323
Lubrizol Corp.	2,462	329,810
Monsanto Co.	26,658	1,926,307
Mosaic Co. (The)(a)	3,726	293,423
PPG Industries, Inc.(a)	12,208	1,162,324
Praxair, Inc.	16,369	1,663,090
Sherwin-Williams Co. (The)(a)	5,387	452,454
Sigma-Aldrich Corp.	3,278	208,612

Total Chemicals		14,472,726
Coal – 0.1%
Consol Energy, Inc.	5,726	307,085
Peabody Energy Corp.	4,177	300,577

Total Coal		607,662
Commercial Services – 0.8%
Automatic Data Processing, Inc.	41,768	2,143,116
Mastercard, Inc. Class A	773	194,580
Moody’s Corp.	9,886	335,234
Paychex, Inc.	40,334	1,264,874
Visa, Inc. Class A	10,376	763,881
Western Union Co. (The)	22,020	457,356

Total Commercial Services		5,159,041
Computers – 2.0%
Computer Sciences Corp.(a)	4,881	237,851
Hewlett-Packard Co.	47,609	1,950,541
International Business Machines Corp.	60,962	9,941,073

Total Computers		12,129,465
Cosmetics/Personal Care – 3.0%
Avon Products, Inc.	35,087	948,753
Colgate-Palmolive Co.	34,137	2,756,904
Estee Lauder Cos., Inc. (The) Class A	3,429	330,418
Procter & Gamble Co. (The)	231,177	14,240,503

Total Cosmetics/Personal Care		18,276,578
Distribution/Wholesale – 0.3%
Fastenal Co.(a)	5,824	377,570
Genuine Parts Co.	14,127	757,772
W.W. Grainger, Inc.	3,054	420,475

Total Distribution/Wholesale		1,555,817

See Notes to Financial Statements.

28	WisdomTree Domestic Dividend Funds

Schedule of Investments (continued)

WisdomTree LargeCap Dividend Fund (DLN)

March 31, 2011

Investments	Shares	Fair Value

Diversified Financial Services – 1.5%
American Express Co.	51,697	$2,336,704
Ameriprise Financial, Inc.	9,088	555,095
BlackRock, Inc.	7,599	1,527,475
Charles Schwab Corp. (The)(a)	46,338	835,474
CME Group, Inc.	2,554	770,159
Discover Financial Services	6,384	153,982
Franklin Resources, Inc.(a)	4,635	579,746
NYSE Euronext	29,163	1,025,663
T. Rowe Price Group, Inc.	12,164	807,933
TD Ameritrade Holding Corp.	15,955	332,981

Total Diversified Financial Services		8,925,212
Electric – 6.2%
Ameren Corp.	35,795	1,004,766
American Electric Power Co., Inc.	67,158	2,359,932
Consolidated Edison, Inc.(a)	38,566	1,956,068
Dominion Resources, Inc.	69,723	3,116,618
DTE Energy Co.	22,547	1,103,901
Duke Energy Corp.	201,554	3,658,205
Edison International	29,748	1,088,479
Entergy Corp.	23,035	1,548,182
Exelon Corp.	91,811	3,786,286
FirstEnergy Corp.	50,342	1,867,185
NextEra Energy, Inc.	44,595	2,458,076
PG&E Corp.	41,055	1,813,810
PPL Corp.	71,294	1,803,738
Progress Energy, Inc.	45,583	2,103,200
Public Service Enterprise Group, Inc.	60,270	1,899,108
Southern Co.	110,705	4,218,968
Wisconsin Energy Corp.	17,653	538,416
Xcel Energy, Inc.	54,118	1,292,879

Total Electric		37,617,817
Electrical Components & Equipment – 0.5%
AMETEK, Inc.	2,472	108,447
Emerson Electric Co.	49,929	2,917,351

Total Electrical Components & Equipment		3,025,798
Electronics – 0.0%
Amphenol Corp. Class A	582	31,655
Engineering & Construction – 0.1%
Fluor Corp.(a)	4,072	299,944
Environmental Control – 0.4%
Republic Services, Inc.	28,508	856,381
Waste Management, Inc.	45,330	1,692,622

Total Environmental Control		2,549,003
Food – 3.0%
Campbell Soup Co.(a)	30,643	1,014,590
ConAgra Foods, Inc.	49,164	1,167,645
General Mills, Inc.	53,500	1,955,425
H.J. Heinz Co.(a)	31,584	1,541,931
Hershey Co. (The)	12,377	672,690
Hormel Foods Corp.	15,430	429,571
J.M. Smucker Co. (The)	8,070	576,117

Investments	Shares	Fair Value

Kellogg Co.	31,725	$1,712,516
Kraft Foods, Inc. Class A	175,576	5,506,063
Kroger Co. (The)	34,073	816,730
Safeway, Inc.(a)	22,970	540,714
Sara Lee Corp.(a)	50,802	897,671
Sysco Corp.	57,056	1,580,451

Total Food		18,412,114
Forest Products & Paper – 0.1%
International Paper Co.	22,162	668,849
Gas – 0.3%
CenterPoint Energy, Inc.	54,780	961,937
Sempra Energy	19,755	1,056,892

Total Gas		2,018,829
Hand/Machine Tools – 0.1%
Stanley Black & Decker, Inc.	9,099	696,983
Healthcare-Products – 3.6%
Baxter International, Inc.	37,791	2,032,022
Becton Dickinson and Co.	12,428	989,517
C.R. Bard, Inc.(a)	2,067	205,274
Johnson & Johnson	259,406	15,369,805
Medtronic, Inc.	72,693	2,860,470
Stryker Corp.(a)	11,912	724,250

Total Healthcare-Products		22,181,338
Healthcare-Services – 0.4%
Aetna, Inc.	1,531	57,305
CIGNA Corp.	768	34,007
Quest Diagnostics, Inc.	3,131	180,721
UnitedHealth Group, Inc.	42,713	1,930,628

Total Healthcare-Services		2,202,661
Household Products/Wares – 0.7%
Clorox Co.(a)	13,378	937,397
Fortune Brands, Inc.	5,357	331,545
Kimberly-Clark Corp.	47,120	3,075,522

Total Household Products/Wares		4,344,464
Insurance – 2.2%
Allstate Corp. (The)	38,441	1,221,655
American Family Life Assurance Co., Inc.	28,210	1,488,924
AON Corp.	11,649	616,931
Chubb Corp.	21,169	1,297,871
Hartford Financial Services Group, Inc.(a)	8,246	222,065
Lincoln National Corp.(a)	5,861	176,064
Loews Corp.	7,612	328,001
Marsh & McLennan Cos., Inc.	46,779	1,394,482
MetLife, Inc.(a)	46,271	2,069,702
Principal Financial Group, Inc.	14,988	481,265
Progressive Corp. (The)	13,228	279,508
Prudential Financial, Inc.	26,273	1,617,891
Travelers Cos., Inc. (The)	33,185	1,973,844
Unum Group	13,600	357,000

Total Insurance		13,525,203

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	29

Schedule of Investments (continued)

WisdomTree LargeCap Dividend Fund (DLN)

March 31, 2011

Investments	Shares	Fair Value

Internet – 0.0%
Expedia, Inc.	7,034	$159,390
Iron/Steel – 0.3%
Cliffs Natural Resources, Inc.	2,594	254,938
Nucor Corp.(a)	28,550	1,313,871
United States Steel Corp.	1,504	81,126

Total Iron/Steel		1,649,935
Leisure Time – 0.1%
Harley-Davidson, Inc.(a)	7,859	333,929
Lodging – 0.1%
Marriott International, Inc. Class A(a)	8,737	310,862
Starwood Hotels & Resorts Worldwide, Inc.	2,605	151,403
Wynn Resorts Ltd.	3,161	402,237

Total Lodging		864,502
Machinery-Construction & Mining – 0.6%
Caterpillar, Inc.	33,370	3,715,750
Joy Global, Inc.	2,445	241,590

Total Machinery-Construction & Mining		3,957,340
Machinery-Diversified – 0.5%
Cummins, Inc.	5,408	592,825
Deere & Co.	17,442	1,689,955
Rockwell Automation, Inc.(a)	7,750	733,538
Roper Industries, Inc.(a)	1,482	128,134

Total Machinery-Diversified		3,144,452
Media – 2.3%
Cablevision Systems Corp. Class A	9,869	341,566
CBS Corp. Class B	19,913	498,622
Comcast Corp. Class A	98,203	2,427,578
Comcast Corp. Special Class A	36,005	836,036
McGraw-Hill Cos., Inc. (The)	21,706	855,216
News Corp. Class A	51,556	905,323
News Corp. Class B	20,212	376,348
Scripps Networks Interactive, Inc. Class A	2,478	124,123
Time Warner Cable, Inc.	24,194	1,726,000
Time Warner, Inc.	82,002	2,927,471
Viacom, Inc. Class B	23,788	1,106,618
Walt Disney Co. (The)	49,335	2,125,845

Total Media		14,250,746
Metal Fabricate/Hardware – 0.0%
Precision Castparts Corp.	346	50,924
Mining – 1.1%
Alcoa, Inc.(a)	24,082	425,047
Freeport-McMoRan Copper & Gold, Inc.	44,884	2,493,306
Newmont Mining Corp.	13,025	710,905
Southern Copper Corp.	84,032	3,383,969

Total Mining		7,013,227
Miscellaneous Manufacturing – 4.7%
3M Co.(a)	47,819	4,471,076
Danaher Corp.	2,743	142,362
Dover Corp.	9,928	652,667
Eaton Corp.	21,906	1,214,469

Investments	Shares	Fair Value

General Electric Co.	800,072	$16,041,444
Honeywell International, Inc.	50,822	3,034,582
Illinois Tool Works, Inc.	36,117	1,940,205
ITT Corp.	9,899	594,435
Parker Hannifin Corp.	6,136	580,956
Textron, Inc.(a)	2,745	75,185

Total Miscellaneous Manufacturing		28,747,381
Office/Business Equipment – 0.1%
Xerox Corp.	55,016	585,920
Oil & Gas – 11.7%
Anadarko Petroleum Corp.	7,268	595,395
Apache Corp.	5,396	706,444
Chesapeake Energy Corp.	22,445	752,356
Chevron Corp.	180,404	19,380,802
Cimarex Energy Co.	792	91,270
ConocoPhillips	136,364	10,890,029
Devon Energy Corp.	10,371	951,747
Diamond Offshore Drilling, Inc.(a)	2,940	228,438
EOG Resources, Inc.	4,732	560,789
Exxon Mobil Corp.	337,854	28,423,657
Hess Corp.	4,993	425,453
Marathon Oil Corp.	55,880	2,978,963
Murphy Oil Corp.	8,361	613,865
Noble Energy, Inc.	4,239	409,699
Occidental Petroleum Corp.	35,659	3,726,009
Pioneer Natural Resources Co.	358	36,487
QEP Resources, Inc.	990	40,135
Range Resources Corp.(a)	1,495	87,398
Valero Energy Corp.	17,040	508,133

Total Oil & Gas		71,407,069
Oil & Gas Services – 0.5%
Baker Hughes, Inc.	13,094	961,492
Halliburton Co.	22,953	1,143,978
National Oilwell Varco, Inc.	8,275	655,959

Total Oil & Gas Services		2,761,429
Pharmaceuticals – 8.6%
Abbott Laboratories	154,840	7,594,902
Allergan, Inc.	2,816	199,992
AmerisourceBergen Corp.	9,555	377,996
Bristol-Myers Squibb Co.	226,559	5,987,954
Cardinal Health, Inc.	20,812	855,998
Eli Lilly & Co.	175,425	6,169,697
McKesson Corp.	7,180	567,579
Mead Johnson Nutrition Co.	7,926	459,153
Merck & Co., Inc.	348,084	11,490,253
Pfizer, Inc.	923,794	18,762,256

Total Pharmaceuticals		52,465,780
Pipelines – 0.5%
El Paso Corp.	6,033	108,594
Spectra Energy Corp.(a)	73,221	1,990,147
Williams Cos., Inc. (The)	33,993	1,059,902

Total Pipelines		3,158,643

See Notes to Financial Statements.

30	WisdomTree Domestic Dividend Funds

Schedule of Investments (continued)

WisdomTree LargeCap Dividend Fund (DLN)

March 31, 2011

Investments	Shares	Fair Value

REITS – 2.5%
AvalonBay Communities, Inc.(a)	7,781	$934,342
Boston Properties, Inc.(a)	9,451	896,427
Equity Residential	21,631	1,220,205
HCP, Inc.	48,218	1,829,391
Health Care REIT, Inc.	22,815	1,196,419
Host Hotels & Resorts, Inc.(a)	4,084	71,919
Kimco Realty Corp.	45,345	831,627
ProLogis	52,225	834,556
Public Storage	14,994	1,662,985
Simon Property Group, Inc.	26,689	2,859,993
Ventas, Inc.(a)	18,904	1,026,487
Vornado Realty Trust	16,267	1,423,363
Weyerhaeuser Co.	15,950	392,370

Total REITS		15,180,084
Retail – 6.4%
Best Buy Co., Inc.	18,689	536,748
Costco Wholesale Corp.	13,670	1,002,284
CVS Caremark Corp.	37,544	1,288,510
Darden Restaurants, Inc.(a)	9,286	456,221
Family Dollar Stores, Inc.	4,070	208,872
Gap, Inc. (The)(a)	32,146	728,428
Home Depot, Inc.	124,879	4,628,016
J.C. Penney Co., Inc.	16,124	579,013
Lowe’s Cos., Inc.	66,595	1,760,106
Ltd. Brands, Inc.	18,054	593,615
Macy’s, Inc.	9,345	226,710
McDonald’s Corp.	92,157	7,012,226
Nordstrom, Inc.	11,403	511,767
Ross Stores, Inc.	3,215	228,651
Staples, Inc.	31,331	608,448
Starbucks Corp.	33,358	1,232,578
Target Corp.	33,259	1,663,283
Tiffany & Co.(a)	5,101	313,405
TJX Cos., Inc.	15,198	755,797
Walgreen Co.	47,381	1,901,873
Wal-Mart Stores, Inc.	221,217	11,514,345
Yum! Brands, Inc.	26,212	1,346,773

Total Retail		39,097,669
Savings & Loans – 0.2%
New York Community Bancorp, Inc.(a)	63,445	1,095,061
Semiconductors – 2.8%
Altera Corp.(a)	5,703	251,046
Analog Devices, Inc.	19,437	765,429
Applied Materials, Inc.	76,464	1,194,368
Broadcom Corp. Class A	8,463	333,273
Intel Corp.	513,353	10,354,330
Linear Technology Corp.	16,553	556,677
Maxim Integrated Products, Inc.	28,571	731,417
Microchip Technology, Inc.(a)	20,763	789,202
Texas Instruments, Inc.	51,927	1,794,597
Xilinx, Inc.(a)	16,242	532,738

Total Semiconductors		17,303,077

Investments	Shares	Fair Value

Shipbuilding – 0.0%
Huntington Ingalls Industries, Inc.*	3,946	$163,759
Software – 2.9%
Activision Blizzard, Inc.	38,585	423,278
CA, Inc.	10,088	243,928
Fidelity National Information Services, Inc.	6,109	199,703
Microsoft Corp.	538,022	13,644,238
Oracle Corp.	91,366	3,048,883

Total Software		17,560,030
Telecommunications – 9.3%
AT&T, Inc.	932,322	28,529,053
CenturyLink, Inc.(a)	53,122	2,207,219
Corning, Inc.	45,893	946,773
Frontier Communications Corp.	211,935	1,742,106
QUALCOMM, Inc.	68,409	3,750,865
Qwest Communications International, Inc.	210,559	1,438,118
Verizon Communications, Inc.	435,345	16,778,196
Virgin Media, Inc.(a)	5,512	153,178
Windstream Corp.	89,011	1,145,572

Total Telecommunications		56,691,080
Toys/Games/Hobbies – 0.2%
Hasbro, Inc.(a)	7,181	336,358
Mattel, Inc.	32,563	811,796

Total Toys/Games/Hobbies		1,148,154
Transportation – 1.6%
C.H. Robinson Worldwide, Inc.(a)	5,889	436,552
CSX Corp.	16,990	1,335,414
Expeditors International of Washington, Inc.	4,286	214,900
FedEx Corp.	4,279	400,300
Norfolk Southern Corp.	23,065	1,597,713
Union Pacific Corp.	22,441	2,206,623
United Parcel Service, Inc. Class B	52,285	3,885,821

Total Transportation		10,077,323
TOTAL COMMON STOCKS (Cost: $544,745,326)		608,436,941
EXCHANGE-TRADED FUND – 0.2%
WisdomTree Total Dividend Fund (b) (Cost: $1,043,680)	26,493	1,298,687
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $254,149)	254,149	254,149

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	31

Schedule of Investments (concluded)

WisdomTree LargeCap Dividend Fund (DLN)

March 31, 2011

Investments	Shares	Fair Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.9%
MONEY MARKET FUND – 4.9%
Dreyfus Institutional Preferred Money Market Fund, 0.19%(d) (Cost: $30,091,000)(e)	30,091,000	$30,091,000
TOTAL INVESTMENTS IN SECURITIES – 104.7% (Cost: $576,134,155)		640,080,777
Liabilities in Excess of Other Assets – (4.7)%		(28,987,040)

NET ASSETS – 100.0%		$611,093,737

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2011 (See Note 2).

(b)	Affiliated companies (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2011.

(d)	Interest rate shown reflects yield as of March 31, 2011.

(e)	At March 31, 2011, the total market value of the Fund’s securities on loan was $29,388,126 and the total market value of the collateral held by the Fund was $30,091,000.

See Notes to Financial Statements.

32	WisdomTree Domestic Dividend Funds

Schedule of Investments

WisdomTree Dividend ex-Financials Fund (DTN)

March 31, 2011

Investments	Shares	Fair Value

COMMON STOCKS – 98.5%
Aerospace/Defense – 4.2%
Boeing Co. (The)(a)	40,489	$2,993,352
Lockheed Martin Corp.	61,225	4,922,490
Northrop Grumman Corp.	46,834	2,936,960
Raytheon Co.	69,829	3,552,201

Total Aerospace/Defense		14,405,003
Agriculture – 7.2%
Altria Group, Inc.	250,825	6,528,975
Lorillard, Inc.	66,727	6,339,732
Philip Morris International, Inc.	74,399	4,882,807
Reynolds American, Inc.	192,251	6,830,678

Total Agriculture		24,582,192
Apparel – 1.0%
VF Corp.(a)	34,243	3,373,963
Chemicals – 4.1%
Air Products & Chemicals, Inc.	25,106	2,264,059
E.I. Du Pont de Nemours & Co.	69,783	3,835,972
Eastman Chemical Co.	27,087	2,690,281
International Flavors & Fragrances, Inc.	35,745	2,226,913
PPG Industries, Inc.(a)	33,930	3,230,475

Total Chemicals		14,247,700
Commercial Services – 2.3%
Automatic Data Processing, Inc.	67,495	3,463,169
Paychex, Inc.	138,959	4,357,754

Total Commercial Services		7,820,923
Distribution/Wholesale – 1.0%
Genuine Parts Co.	66,047	3,542,761
Electric – 14.5%
Ameren Corp.	184,512	5,179,252
American Electric Power Co., Inc.	140,587	4,940,227
Duke Energy Corp.	309,464	5,616,772
Exelon Corp.	126,638	5,222,551
FirstEnergy Corp.(a)	169,631	6,291,614
Pepco Holdings, Inc.	314,007	5,856,230
Pinnacle West Capital Corp.	123,157	5,269,888
PPL Corp.	211,404	5,348,521
Progress Energy, Inc.	127,691	5,891,663

Total Electric		49,616,718
Environmental Control – 1.9%
Republic Services, Inc.	92,203	2,769,778
Waste Management, Inc.(a)	98,992	3,696,361

Total Environmental Control		6,466,139
Food – 4.4%
ConAgra Foods, Inc.	186,243	4,423,271
H.J. Heinz Co.(a)	73,061	3,566,838
Kraft Foods, Inc. Class A	119,836	3,758,057
Sysco Corp.(a)	119,645	3,314,167

Total Food		15,062,333

Investments	Shares	Fair Value

Forest Products & Paper – 2.0%
International Paper Co.	74,672	$2,253,601
MeadWestvaco Corp.	156,158	4,736,272

Total Forest Products & Paper		6,989,873
Gas – 1.7%
NiSource, Inc.	311,995	5,984,064
Healthcare-Products – 3.1%
Baxter International, Inc.	47,488	2,553,430
Becton Dickinson and Co.	24,640	1,961,837
Johnson & Johnson	54,202	3,211,468
Medtronic, Inc.	71,878	2,828,399

Total Healthcare-Products		10,555,134
Household Products/Wares – 2.4%
Clorox Co.(a)	55,266	3,872,488
Kimberly-Clark Corp.(a)	66,610	4,347,635

Total Household Products/Wares		8,220,123
Iron/Steel – 1.1%
Nucor Corp.(a)	85,099	3,916,256
Media – 2.6%
McGraw-Hill Cos., Inc. (The)	73,259	2,886,405
Time Warner Cable, Inc.	38,842	2,770,988
Time Warner, Inc.	88,943	3,175,265

Total Media		8,832,658
Mining – 1.7%
Southern Copper Corp.	84,774	3,413,849
Vulcan Materials Co.(a)	51,802	2,362,171

Total Mining		5,776,020
Miscellaneous Manufacturing – 1.8%
General Electric Co.	167,324	3,354,846
Illinois Tool Works, Inc.	54,104	2,906,467

Total Miscellaneous Manufacturing		6,261,313
Office/Business Equipment – 2.0%
Pitney Bowes, Inc.(a)	266,850	6,855,377
Oil & Gas – 6.9%
Chevron Corp.	39,432	4,236,180
ConocoPhillips	55,284	4,414,980
EQT Corp.(a)	48,286	2,409,471
Exxon Mobil Corp.	34,113	2,869,927
Marathon Oil Corp.	83,206	4,435,712
Murphy Oil Corp.	23,229	1,705,473
Occidental Petroleum Corp.	17,817	1,861,698
Sunoco, Inc.	36,976	1,685,736

Total Oil & Gas		23,619,177
Pharmaceuticals – 7.4%
Abbott Laboratories(a)	76,044	3,729,958
Bristol-Myers Squibb Co.	184,864	4,885,955
Cardinal Health, Inc.	57,738	2,374,764
Eli Lilly & Co.	160,757	5,653,824
Merck & Co., Inc.	116,604	3,849,098

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	33

Schedule of Investments (concluded)

WisdomTree Dividend ex-Financials Fund (DTN)

March 31, 2011

Investments	Shares	Fair Value

Pfizer, Inc.	250,390	$5,085,421

Total Pharmaceuticals		25,579,020
Pipelines – 2.2%
Spectra Energy Corp.(a)	168,911	4,591,001
Williams Cos., Inc. (The)	90,768	2,830,146

Total Pipelines		7,421,147
Retail – 3.3%
Darden Restaurants, Inc.(a)	51,418	2,526,166
Home Depot, Inc.(a)	88,623	3,284,368
J.C. Penney Co., Inc.	73,479	2,638,631
McDonald’s Corp.	39,896	3,035,687

Total Retail		11,484,852
Semiconductors – 6.6%
Analog Devices, Inc.	65,835	2,592,582
Intel Corp.	155,664	3,139,743
KLA-Tencor Corp.	67,000	3,173,790
Linear Technology Corp.(a)	80,870	2,719,658
Maxim Integrated Products, Inc.	147,774	3,783,015
Microchip Technology, Inc.(a)	117,438	4,463,818
Xilinx, Inc.(a)	82,609	2,709,575

Total Semiconductors		22,582,181
Shipbuilding – 0.1%
Huntington Ingalls Industries, Inc.*	7,805	323,908
Software – 0.6%
Microsoft Corp.	87,614	2,221,891
Telecommunications – 10.7%
AT&T, Inc.	202,093	6,184,046
CenturyLink, Inc.(a)	144,379	5,998,948
Frontier Communications Corp.(a)	858,092	7,053,516
Qwest Communications International, Inc.	598,605	4,088,472
Verizon Communications, Inc.	171,152	6,596,198
Windstream Corp.(a)	524,821	6,754,446

Total Telecommunications		36,675,626
Toys/Games/Hobbies – 0.9%
Mattel, Inc.	125,176	3,120,638
Transportation – 0.8%
United Parcel Service, Inc. Class B(a)	36,664	2,724,869
TOTAL COMMON STOCKS (Cost: $307,303,575)		338,261,859
EXCHANGE-TRADED FUNDS – 1.3%
WisdomTree LargeCap Dividend Fund(b)	46,431	2,243,546
WisdomTree MidCap Dividend Fund(b)	41,796	2,256,566

TOTAL EXCHANGE-TRADED FUNDS (Cost: $3,874,298)		4,500,112
SHORT-TERM INVESTMENT – 0.1%
MONEY MARKET FUND – 0.1%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $365,738)	365,738	365,738

Investments	Shares	Fair Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 19.4%
MONEY MARKET FUND – 19.4%
Dreyfus Institutional Preferred Money Market Fund, 0.19%(d)
(Cost: $66,577,000)(e)	66,577,000	$66,577,000
TOTAL INVESTMENTS IN SECURITIES – 119.3% (Cost: $378,120,611)		409,704,709
Liabilities in Excess of Other Assets – (19.3)%		(66,322,918)

NET ASSETS – 100.0%		$343,381,791

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2011 (See Note 2).

(b)	Affiliated companies (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2011.

(d)	Interest rate shown reflects yield as of March 31, 2011.

(e)	At March 31, 2011, the total market value of the Fund’s securities on loan was $64,781,496 and the total market value of the collateral held by the Fund was $66,577,000.

See Notes to Financial Statements.

34	WisdomTree Domestic Dividend Funds

Schedule of Investments

WisdomTree MidCap Dividend Fund (DON)

March 31, 2011

Investments	Shares	Fair Value

COMMON STOCKS – 98.4%
Aerospace/Defense – 0.1%
Alliant Techsystems, Inc.	3,068	$216,816
Triumph Group, Inc.	387	34,230

Total Aerospace/Defense		251,046
Apparel – 0.2%
Columbia Sportswear Co.(a)	4,054	240,889
Wolverine World Wide, Inc.(a)	6,341	236,392

Total Apparel		477,281
Banks – 2.7%
Associated Banc-Corp.	4,839	71,859
Bank of Hawaii Corp.(a)	16,937	809,927
BOK Financial Corp.(a)	11,963	618,248
CapitalSource, Inc.	16,871	118,772
City National Corp.	3,253	185,583
Commerce Bancshares, Inc.	18,120	732,773
Cullen/Frost Bankers, Inc.(a)	17,085	1,008,357
East West Bancorp, Inc.(a)	2,869	63,003
First Citizens BancShares, Inc. Class A	524	105,104
FirstMerit Corp.(a)	32,882	560,967
Fulton Financial Corp.	23,098	256,619
Huntington Bancshares, Inc.	42,848	284,511
Marshall & Ilsley Corp.	33,409	266,938
Synovus Financial Corp.(a)	115,275	276,660
TCF Financial Corp.(a)	18,314	290,460
Valley National Bancorp(a)	78,716	1,098,875
Zions Bancorp.	2,968	68,442

Total Banks		6,817,098
Beverages – 0.7%
Brown-Forman Corp. Class A	9,706	658,649
Brown-Forman Corp. Class B	15,258	1,042,122

Total Beverages		1,700,771
Building Materials – 0.8%
Lennox International, Inc.	6,193	325,628
Martin Marietta Materials, Inc.(a)	7,125	638,899
Masco Corp.(a)	77,036	1,072,341

Total Building Materials		2,036,868
Chemicals – 4.0%
Airgas, Inc.	12,084	802,619
Albemarle Corp.	8,660	517,608
Ashland, Inc.(a)	8,204	473,863
Cabot Corp.	11,468	530,854
Celanese Corp.	7,072	313,785
Cytec Industries, Inc.	464	25,228
Eastman Chemical Co.	14,514	1,441,530
FMC Corp.(a)	4,269	362,566
Huntsman Corp.	56,538	982,630
International Flavors & Fragrances, Inc.	14,391	896,559
Kronos Worldwide, Inc.	12,235	715,136
NewMarket Corp.(a)	1,828	289,226
RPM International, Inc.	46,292	1,098,509

Investments	Shares	Fair Value

Sensient Technologies Corp.	9,823	$352,056
Valhi, Inc.	19,081	505,265
Valspar Corp.	16,806	657,115
Westlake Chemical Corp.(a)	3,843	215,977

Total Chemicals		10,180,526
Coal – 0.5%
Arch Coal, Inc.	18,790	677,192
Massey Energy Co.(a)	4,478	306,116
Walter Energy, Inc.(a)	2,120	287,111

Total Coal		1,270,419
Commercial Services - 4.6%
DeVry, Inc.	3,430	188,890
Equifax, Inc.	20,939	813,480
Global Payments, Inc.	1,305	63,840
H&R Block, Inc.(a)	130,598	2,186,210
Iron Mountain, Inc.(a)	18,181	567,793
Lender Processing Services, Inc.	10,976	353,317
Manpower, Inc.	8,817	554,413
Morningstar, Inc.(a)	1,694	98,896
Pharmaceutical Product Development, Inc.	24,561	680,585
R.R. Donnelley & Sons Co.(a)	113,349	2,144,563
Rent-A-Center, Inc.	4,493	156,851
Robert Half International, Inc.(a)	23,131	707,809
Rollins, Inc.	16,739	339,802
SEI Investments Co.	14,474	345,639
Service Corp. International	43,526	481,397
Sotheby’s	2,658	139,811
Strayer Education, Inc.(a)	3,136	409,217
Total System Services, Inc.	32,386	583,596
Towers Watson & Co. Class A	2,395	132,827
Weight Watchers International, Inc.(a)	12,899	904,220

Total Commercial Services		11,853,156
Computers – 0.6%
Diebold, Inc.(a)	20,758	736,079
DST Systems, Inc.	5,529	292,042
Jack Henry & Associates, Inc.(a)	10,143	343,746
Syntel, Inc.(a)	1,924	100,490

Total Computers		1,472,357
Cosmetics/Personal Care – 0.1%
Alberto-Culver Co.	8,325	310,273
Distribution/Wholesale – 0.4%
Owens & Minor, Inc.(a)	14,149	459,560
Watsco, Inc.(a)	8,364	583,054

Total Distribution/Wholesale		1,042,614
Diversified Financial Services – 1.7%
Eaton Vance Corp.(a)	24,952	804,452
Federated Investors, Inc. Class B(a)	34,125	912,844
Greenhill & Co., Inc.(a)	5,966	392,503
Janus Capital Group, Inc.	5,250	65,468
Jefferies Group, Inc.(a)	17,575	438,320
Legg Mason, Inc.(a)	9,289	335,240

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	35

Schedule of Investments (continued)

WisdomTree MidCap Dividend Fund (DON)

March 31, 2011

Investments	Shares	Fair Value

Raymond James Financial, Inc.(a)	18,658	$713,482
Waddell & Reed Financial, Inc. Class A(a)	18,473	750,189

Total Diversified Financial Services		4,412,498
Electric – 12.2%
Alliant Energy Corp.	43,955	1,711,168
Cleco Corp.(a)	17,941	615,197
CMS Energy Corp.(a)	100,382	1,971,503
Constellation Energy Group, Inc.(a)	64,511	2,008,227
DPL, Inc.(a)	52,286	1,433,159
Great Plains Energy, Inc.	53,402	1,069,108
Hawaiian Electric Industries, Inc.(a)	48,051	1,191,665
IDACORP, Inc.	14,592	555,955
Integrys Energy Group, Inc.(a)	39,426	1,991,407
ITC Holdings Corp.	10,166	710,603
MDU Resources Group, Inc.	56,740	1,303,318
Northeast Utilities	52,793	1,826,638
NSTAR	38,738	1,792,407
NV Energy, Inc.	74,904	1,115,321
OGE Energy Corp.	28,989	1,465,684
Pepco Holdings, Inc.	121,931	2,274,013
Pinnacle West Capital Corp.	50,964	2,180,750
Portland General Electric Co.	32,636	775,758
SCANA Corp.(a)	54,692	2,153,224
TECO Energy, Inc.	94,731	1,777,154
Westar Energy, Inc.(a)	50,639	1,337,882

Total Electric		31,260,141
Electrical Components & Equipment – 0.7%
Acuity Brands, Inc.(a)	3,573	208,985
Belden, Inc.	2,256	84,713
Hubbell, Inc. Class B	11,480	815,424
Molex, Inc.(a)	26,689	670,428

Total Electrical Components & Equipment		1,779,550
Electronics – 1.0%
AVX Corp.	18,521	276,148
Gentex Corp.(a)	19,653	594,503
Jabil Circuit, Inc.(a)	33,090	676,029
National Instruments Corp.	15,055	493,352
PerkinElmer, Inc.	11,892	312,403
Woodward, Inc.	4,084	141,143

Total Electronics		2,493,578
Engineering & Construction – 0.1%
KBR, Inc.	9,758	368,560
Entertainment – 0.9%
Cinemark Holdings, Inc.(a)	49,602	959,799
International Game Technology(a)	40,603	658,987
Regal Entertainment Group Class A(a)	58,353	787,765

Total Entertainment		2,406,551
Environmental Control – 0.2%
Nalco Holding Co.	5,669	154,820
Waste Connections, Inc.(a)	11,282	324,809

Total Environmental Control		479,629

Investments	Shares	Fair Value

Food – 1.5%
Corn Products International, Inc.(a)	8,425	$436,583
Flowers Foods, Inc.(a)	25,207	686,387
McCormick & Co., Inc.(a)	26,461	1,265,630
Ruddick Corp.(a)	5,917	228,337
Seaboard Corp.	20	48,260
SUPERVALU, Inc.(a)	78,338	699,558
Tyson Foods, Inc. Class A	26,857	515,386

Total Food		3,880,141
Forest Products & Paper – 0.7%
MeadWestvaco Corp.	62,062	1,882,340
Gas – 5.7%
AGL Resources, Inc.(a)	35,280	1,405,555
Atmos Energy Corp.	36,238	1,235,716
Energen Corp.	7,369	465,131
National Fuel Gas Co.	16,282	1,204,868
New Jersey Resources Corp.(a)	12,592	540,827
Nicor, Inc.	15,706	843,412
NiSource, Inc.	137,040	2,628,427
Piedmont Natural Gas Co., Inc.(a)	25,104	761,906
Questar Corp.	52,747	920,435
South Jersey Industries, Inc.(a)	7,381	413,115
Southern Union Co.	28,107	804,422
Southwest Gas Corp.	11,894	463,509
UGI Corp.	32,184	1,058,854
Vectren Corp.	40,552	1,103,015
WGL Holdings, Inc.(a)	19,748	770,172

Total Gas		14,619,364
Hand/Machine Tools – 0.7%
Kennametal, Inc.	9,574	373,386
Lincoln Electric Holdings, Inc.	6,627	503,122
Regal-Beloit Corp.	3,677	271,473
Snap-On, Inc.	12,041	723,182

Total Hand/Machine Tools		1,871,163
Healthcare-Products – 1.1%
Beckman Coulter, Inc.	6,773	562,633
Cooper Cos., Inc. (The)	451	31,322
DENTSPLY International, Inc.(a)	7,457	275,835
Hill-Rom Holdings, Inc.	5,921	224,880
Patterson Cos., Inc.(a)	15,264	491,348
STERIS Corp.	8,673	299,565
Techne Corp.(a)	5,583	399,743
Teleflex, Inc.	9,081	526,516

Total Healthcare-Products		2,811,842
Healthcare-Services – 0.4%
Lincare Holdings, Inc.	27,335	810,756
Universal Health Services, Inc. Class B	3,963	195,812

Total Healthcare-Services		1,006,568
Home Builders – 0.4%
D.R. Horton, Inc.	39,497	460,140
Lennar Corp. Class A	13,357	242,029

See Notes to Financial Statements.

36	WisdomTree Domestic Dividend Funds

Schedule of Investments (continued)

WisdomTree MidCap Dividend Fund (DON)

March 31, 2011

Investments	Shares	Fair Value

Thor Industries, Inc.(a)	6,205	$207,061

Total Home Builders		909,230
Home Furnishings – 0.5%
Whirlpool Corp.(a)	13,838	1,181,212
Household Products/Wares – 1.3%
Avery Dennison Corp.	19,294	809,576
Church & Dwight Co., Inc.	6,484	514,441
Jarden Corp.	8,960	318,707
Scotts Miracle-Gro Co. (The) Class A(a)	11,782	681,589
Tupperware Brands Corp.	14,947	892,485

Total Household Products/Wares		3,216,798
Housewares – 0.3%
Newell Rubbermaid, Inc.	30,014	574,168
Toro Co. (The)	3,404	225,413

Total Housewares		799,581
Insurance – 5.9%
American Financial Group, Inc.	19,996	700,260
American National Insurance Co.	9,054	716,805
Arthur J. Gallagher & Co.	42,332	1,287,316
Assurant, Inc.	16,770	645,813
Brown & Brown, Inc.	17,686	456,299
Cincinnati Financial Corp.(a)	74,507	2,443,830
Erie Indemnity Co. Class A	14,038	998,242
Fidelity National Financial, Inc. Class A	109,254	1,543,759
Hanover Insurance Group, Inc. (The)	8,654	391,593
HCC Insurance Holdings, Inc.	21,365	668,938
Mercury General Corp.	27,998	1,095,562
Old Republic International Corp.	121,787	1,545,477
Primerica, Inc.(a)	1,096	27,959
Protective Life Corp.	16,574	440,040
Reinsurance Group of America, Inc.	6,044	379,442
StanCorp Financial Group, Inc.(a)	7,897	364,210
Torchmark Corp.(a)	7,859	522,466
Transatlantic Holdings, Inc.(a)	9,477	461,246
W.R. Berkley Corp.	13,682	440,697
Wesco Financial Corp.	287	111,700

Total Insurance		15,241,654
Investment Companies – 1.9%
Apollo Investment Corp.	182,420	2,199,985
Ares Capital Corp.	150,789	2,548,334

Total Investment Companies		4,748,319
Iron/Steel – 0.8%
Allegheny Technologies, Inc.(a)	12,547	849,683
Carpenter Technology Corp.(a)	7,241	309,263
Reliance Steel & Aluminum Co.	5,622	324,839
Steel Dynamics, Inc.	34,803	653,252

Total Iron/Steel		2,137,037
Leisure Time – 0.2%
Polaris Industries, Inc.(a)	6,433	559,800
Lodging – 0.5%
Choice Hotels International, Inc.(a)	10,791	419,230

Investments	Shares	Fair Value

Wyndham Worldwide Corp.	26,426	$840,611

Total Lodging		1,259,841
Machinery-Diversified – 0.8%
Flowserve Corp.(a)	5,195	669,116
Gardner Denver, Inc.	1,409	109,944
Graco, Inc.	11,284	513,309
IDEX Corp.(a)	11,352	495,515
Nordson Corp.(a)	3,044	350,243
Wabtec Corp.	447	30,320

Total Machinery-Diversified		2,168,447
Media – 0.8%
Factset Research Systems, Inc.(a)	4,326	453,062
Gannett Co., Inc.	22,930	349,224
John Wiley & Sons, Inc. Class A	6,497	330,307
Viacom, Inc. Class A	6,148	327,627
Washington Post Co. (The) Class B(a)	1,430	625,711

Total Media		2,085,931
Metal Fabricate/Hardware – 0.5%
Commercial Metals Co.	29,531	510,000
Timken Co.	13,379	699,722
Valmont Industries, Inc.(a)	1,859	194,024

Total Metal Fabricate/Hardware		1,403,746
Mining – 0.7%
Compass Minerals International, Inc.(a)	5,433	508,148
Royal Gold, Inc.(a)	3,992	209,181
Vulcan Materials Co.(a)	25,525	1,163,940

Total Mining		1,881,269
Miscellaneous Manufacturing – 2.7%
Actuant Corp. Class A	872	25,288
Aptargroup, Inc.	9,485	475,483
Carlisle Cos., Inc.	9,401	418,815
CLARCOR, Inc.	4,563	205,016
Crane Co.	12,370	599,079
Donaldson Co., Inc.	6,297	385,943
Harsco Corp.	21,914	773,345
Leggett & Platt, Inc.	64,586	1,582,357
Pall Corp.	13,767	793,117
Pentair, Inc.(a)	19,267	728,100
SPX Corp.(a)	6,578	522,227
Trinity Industries, Inc.	9,632	353,205

Total Miscellaneous Manufacturing		6,861,975
Office/Business Equipment – 1.1%
Pitney Bowes, Inc.(a)	112,191	2,882,187
Oil & Gas – 1.6%
Berry Petroleum Co. Class A	3,294	166,182
Cabot Oil & Gas Corp.	3,134	166,008
EQT Corp.	27,955	1,394,954
EXCO Resources, Inc.	16,082	332,254
Helmerich & Payne, Inc.	4,776	328,063
Holly Corp.(a)	8,067	490,151
Patterson-UTI Energy, Inc.(a)	13,527	397,559

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	37

Schedule of Investments (continued)

WisdomTree MidCap Dividend Fund (DON)

March 31, 2011

Investments	Shares	Fair Value

SM Energy Co.	1,093	$81,090
Sunoco, Inc.	17,278	787,704

Total Oil & Gas		4,143,965
Oil & Gas Services – 0.3%
CARBO Ceramics, Inc.(a)	1,703	240,327
Lufkin Industries, Inc.(a)	2,258	211,055
RPC, Inc.(a)	13,220	334,731

Total Oil & Gas Services		786,113
Packaging & Containers – 2.0%
Ball Corp.	9,619	344,841
Bemis Co., Inc.	28,103	922,059
Packaging Corp. of America	21,832	630,727
Rock-Tenn Co. Class A(a)	5,167	358,332
Sealed Air Corp.(a)	30,639	816,836
Silgan Holdings, Inc.	8,413	320,872
Sonoco Products Co.	31,210	1,130,738
Temple-Inland, Inc.	20,288	474,739

Total Packaging & Containers		4,999,144
Pharmaceuticals – 0.2%
Medicis Pharmaceutical Corp. Class A	4,722	151,293
Omnicare, Inc.(a)	5,612	168,304
Perrigo Co.(a)	3,716	295,496

Total Pharmaceuticals		615,093
Pipelines – 0.9%
Oneok, Inc.(a)	34,791	2,326,822
Real Estate – 0.0%
Jones Lang LaSalle, Inc.	973	97,047
REITS – 22.5%
Alexander’s, Inc.(a)	1,143	465,144
Alexandria Real Estate Equities, Inc.	13,301	1,037,079
AMB Property Corp.(a)	56,645	2,037,521
American Campus Communities, Inc.	27,169	896,577
Apartment Investment & Management Co. Class A	17,783	452,933
BioMed Realty Trust, Inc.(a)	47,074	895,347
BRE Properties, Inc.	21,097	995,356
Camden Property Trust(a)	22,153	1,258,733
CBL & Associates Properties, Inc.(a)	60,716	1,057,673
CommonWealth REIT	55,557	1,442,815
Corporate Office Properties Trust SBI MD(a)	30,346	1,096,704
Developers Diversified Realty Corp.	14,366	201,124
Digital Realty Trust, Inc.(a)	34,281	1,993,097
Douglas Emmett, Inc.(a)	28,428	533,025
Duke Realty Corp.	144,187	2,020,060
Entertainment Properties Trust(a)	24,441	1,144,328
Equity Lifestyle Properties, Inc.	6,285	362,330
Equity One, Inc.(a)	44,771	840,352
Essex Property Trust, Inc.	10,736	1,331,264
Federal Realty Investment Trust	20,178	1,645,718
Highwoods Properties, Inc.(a)	37,102	1,298,941
Home Properties, Inc.(a)	14,948	881,185
Hospitality Properties Trust	94,778	2,194,111

Investments	Shares	Fair Value

Kilroy Realty Corp.(a)	19,824	$769,766
LaSalle Hotel Properties(a)	11,240	303,480
Liberty Property Trust(a)	66,118	2,175,282
Macerich Co. (The)(a)	54,740	2,711,272
Mack-Cali Realty Corp.	44,099	1,494,956
Mid-America Apartment Communities, Inc.(a)	12,491	801,922
National Retail Properties, Inc.(a)	45,511	1,189,202
Nationwide Health Properties, Inc.(a)	65,005	2,764,663
Omega Healthcare Investors, Inc.(a)	65,698	1,467,693
Piedmont Office Realty Trust, Inc. Class A(a)	78,809	1,529,683
Plum Creek Timber Co., Inc.(a)	69,288	3,021,650
Post Properties, Inc.	10,346	406,081
Rayonier, Inc.	31,338	1,952,671
Realty Income Corp.(a)	55,801	1,950,245
Regency Centers Corp.	34,557	1,502,538
Senior Housing Properties Trust	84,958	1,957,432
SL Green Realty Corp.(a)	4,578	344,266
Tanger Factory Outlet Centers	23,656	620,733
Taubman Centers, Inc.	18,217	976,067
UDR, Inc.	55,236	1,346,101
Washington Real Estate Investment Trust(a)	34,655	1,077,424
Weingarten Realty Investors(a)	49,744	1,246,585

Total REITS		57,691,129
Retail – 2.8%
Abercrombie & Fitch Co. Class A	10,436	612,593
Advance Auto Parts, Inc.	2,823	185,245
American Eagle Outfitters, Inc.	51,519	818,637
Brinker International, Inc.	23,584	596,675
Buckle, Inc. (The)(a)	8,515	344,006
Chico’s FAS, Inc.	21,322	317,698
Dillard’s, Inc. Class A(a)	2,445	98,094
Foot Locker, Inc.	45,098	889,333
Guess ?, Inc.	13,945	548,736
MSC Industrial Direct Co. Class A	5,686	389,321
Nu Skin Enterprises, Inc. Class A(a)	9,136	262,660
PetSmart, Inc.	13,756	563,308
Phillips-Van Heusen Corp.	1,413	91,887
RadioShack Corp.	14,234	213,652
Tractor Supply Co.	3,799	227,408
Wendy’s/Arby’s Group, Inc. Class A	64,844	326,165
Williams-Sonoma, Inc.	17,092	692,226
World Fuel Services Corp.	3,049	123,820

Total Retail		7,301,464
Savings & Loans – 2.8%
Capitol Federal Financial, Inc.	127,441	1,436,260
First Niagara Financial Group, Inc.(a)	85,760	1,164,621
Hudson City Bancorp, Inc.	235,482	2,279,466
People’s United Financial, Inc.(a)	156,404	1,967,562
Washington Federal, Inc.	13,263	229,980

Total Savings & Loans		7,077,889
Semiconductors – 1.3%
Intersil Corp. Class A(a)	36,712	457,064

See Notes to Financial Statements.

38	WisdomTree Domestic Dividend Funds

Schedule of Investments (concluded)

WisdomTree MidCap Dividend Fund (DON)

March 31, 2011

Investments	Shares	Fair Value

KLA-Tencor Corp.	39,185	$1,856,194
National Semiconductor Corp.(a)	65,248	935,656

Total Semiconductors		3,248,914
Software – 0.8%
Broadridge Financial Solutions, Inc.	31,239	708,813
Dun & Bradstreet Corp.(a)	7,915	635,100
Quality Systems, Inc.(a)	4,744	395,365
Solera Holdings, Inc.	3,795	193,924

Total Software		1,933,202
Telecommunications – 0.9%
ADTRAN, Inc.	5,783	245,546
Harris Corp.	25,828	1,281,069
Plantronics, Inc.(a)	2,258	82,688
Telephone & Data Systems, Inc.(a)	5,772	194,516
Telephone & Data Systems, Inc. Special Shares	6,478	191,231
Tellabs, Inc.	39,381	206,356

Total Telecommunications		2,201,406
Textiles – 0.3%
Cintas Corp.(a)	22,413	678,442
Transportation – 0.9%
Con-way, Inc.(a)	5,714	224,503
JB Hunt Transport Services, Inc.	13,813	627,387
Knight Transportation, Inc.	9,601	184,819
Landstar System, Inc.	2,274	103,876
Ryder System, Inc.(a)	10,418	527,151
Tidewater, Inc.(a)	9,366	560,555
Werner Enterprises, Inc.(a)	5,987	158,476

Total Transportation		2,386,767
Trucking & Leasing – 0.2%
GATX Corp.	13,586	525,235
Water – 0.9%
American Water Works Co., Inc.	56,490	1,584,544
Aqua America, Inc.	35,585	814,541

Total Water		2,399,085
TOTAL COMMON STOCKS (Cost: $223,433,316)		252,433,078
EXCHANGE-TRADED FUND – 1.5%
WisdomTree LargeCap Dividend Fund (b) (Cost: $3,405,574)	76,014	3,672,996
SHORT-TERM INVESTMENT – 0.1%
MONEY MARKET FUND – 0.1%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $280,973)	280,973	280,973

Investments	Shares	Fair Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 28.1%
MONEY MARKET FUND – 28.1%
Dreyfus Institutional Preferred Money Market Fund, 0.19%(d) (Cost: $72,151,000)(e)	72,151,000	$72,151,000
TOTAL INVESTMENTS IN SECURITIES – 128.1% (Cost: $299,270,863)		328,538,047
Liabilities in Excess of Other Assets – (28.1)%		(71,986,171)

NET ASSETS – 100.0%		$256,551,876

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2011 (See Note 2).

(b)	Affiliated companies (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2011.

(d)	Interest rate shown reflects yield as of March 31, 2011.

(e)	At March 31, 2011, the total market value of the Fund’s securities on loan was $70,342,995 and the total market value of the collateral held by the Fund was $72,151,000.

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	39

Schedule of Investments

WisdomTree SmallCap Dividend Fund (DES)

March 31, 2011

Investments	Shares	Fair Value

COMMON STOCKS – 98.2%
Advertising – 0.2%
Harte-Hanks, Inc.	36,319	$432,196
Marchex, Inc. Class B	5,643	44,410

Total Advertising		476,606
Aerospace/Defense – 0.5%
Cubic Corp.	2,417	138,977
Curtiss-Wright Corp.(a)	10,991	386,224
Ducommun, Inc.	3,456	82,598
HEICO Corp.(a)	698	43,639
HEICO Corp. Class A	1,447	65,086
Kaman Corp.	12,259	431,517
National Presto Industries, Inc.(a)	1,328	149,639

Total Aerospace/Defense		1,297,680
Agriculture – 1.7%
Andersons, Inc. (The)	4,664	227,230
Griffin Land & Nurseries, Inc.	1,635	52,614
Limoneira Co.(a)	1,289	30,549
Universal Corp.	27,508	1,197,699
Vector Group Ltd.(a)	157,642	2,725,630

Total Agriculture		4,233,722
Airlines – 0.1%
Skywest, Inc.	13,152	222,532
Apparel – 0.5%
Cherokee, Inc.	17,596	303,707
Jones Group, Inc. (The)	28,173	387,379
Oxford Industries, Inc.	7,887	269,657
R.G. Barry Corp.(a)	6,423	84,077
Weyco Group, Inc.	7,066	172,834

Total Apparel		1,217,654
Auto Parts & Equipment – 0.8%
Cooper Tire & Rubber Co.	27,278	702,409
Douglas Dynamics, Inc.	26,038	371,302
Miller Industries, Inc.	1,825	29,638
Spartan Motors, Inc.	13,446	92,240
Standard Motor Products, Inc.	8,374	115,812
Superior Industries International, Inc.	20,332	521,312
Titan International, Inc.(a)	987	26,264

Total Auto Parts & Equipment		1,858,977
Banks – 13.6%
1st Source Corp.	18,978	380,319
Alliance Financial Corp.(a)	4,127	137,635
American National Bankshares, Inc.(a)	5,821	131,031
Ames National Corp.(a)	4,806	91,795
Arrow Financial Corp.(a)	9,927	245,594
Bancfirst Corp.	9,222	393,595
Bancorp Rhode Island, Inc.	2,823	87,146
BancorpSouth, Inc.(a)	123,005	1,900,427
Bank of Kentucky Financial Corp.	5,559	113,959
Bank of Marin Bancorp	2,316	86,433
Bank of the Ozarks, Inc.(a)	6,592	288,136
Bar Harbor Bankshares(a)	3,506	106,933

Investments	Shares	Fair Value

Boston Private Financial Holdings, Inc.(a)	12,997	$91,889
Bridge Bancorp, Inc.(a)	5,945	132,990
Bryn Mawr Bank Corp.	9,425	193,872
Camden National Corp.	4,868	166,680
Capital City Bank Group, Inc.(a)	13,289	168,505
Cardinal Financial Corp.	5,144	59,979
Cass Information Systems, Inc.(a)	3,970	155,981
Cathay General Bancorp	5,206	88,762
Centerstate Banks, Inc.	3,700	25,900
Chemical Financial Corp.(a)	24,335	484,997
Citizens & Northern Corp.	9,102	153,005
City Holding Co.(a)	14,320	506,355
CNB Financial Corp.(a)	12,939	187,745
CoBiz Financial, Inc.(a)	7,592	52,764
Columbia Banking System, Inc.	1,849	35,445
Community Bank System, Inc.(a)	29,765	722,397
Community Trust Bancorp, Inc.(a)	15,903	440,036
CVB Financial Corp.(a)	106,367	990,277
Enterprise Financial Services Corp.	7,009	98,617
Financial Institutions, Inc.	5,578	97,615
First Bancorp	8,910	118,147
First Bancorp, Inc.(a)	12,285	187,346
First Busey Corp.	59,415	301,828
First Commonwealth Financial Corp.	15,802	108,244
First Community Bancshares, Inc.(a)	11,476	162,730
First Financial Bancorp	31,266	521,830
First Financial Bankshares, Inc.(a)	14,029	720,670
First Financial Corp.(a)	8,563	284,634
First Interstate Bancsystem, Inc.	11,438	155,557
First Merchants Corp.	3,535	29,234
First Midwest Bancorp, Inc.	6,813	80,325
First of Long Island Corp. (The)	6,492	180,153
FNB Corp.(a)	138,589	1,460,728
German American Bancorp, Inc.(a)	8,585	147,576
Glacier Bancorp, Inc.(a)	64,063	964,148
Great Southern Bancorp, Inc.(a)	9,813	210,489
Hancock Holding Co.(a)	24,737	812,363
Heartland Financial USA, Inc.(a)	8,995	152,915
Home Bancshares, Inc.	6,866	156,201
Hudson Valley Holding Corp.	10,705	235,510
Iberiabank Corp.(a)	15,876	954,624
Independent Bank Corp.	13,987	377,789
International Bancshares Corp.	32,424	594,656
Lakeland Bancorp, Inc.(a)	13,567	140,825
Lakeland Financial Corp.	11,479	260,344
MainSource Financial Group, Inc.	2,001	20,030
MB Financial, Inc.(a)	3,199	67,051
Merchants Bancshares, Inc.	6,045	160,072
Midsouth Bancorp, Inc.	4,193	60,631
MidWestOne Financial Group, Inc.(a)	2,746	40,751
National Bankshares, Inc.(a)	5,410	156,349
National Penn Bancshares, Inc.(a)	17,447	135,040
NBT Bancorp, Inc.	28,215	643,020
Old National Bancorp	52,370	561,406

See Notes to Financial Statements.

40	WisdomTree Domestic Dividend Funds

Schedule of Investments (continued)

WisdomTree SmallCap Dividend Fund (DES)

March 31, 2011

Investments	Shares	Fair Value

Pacific Continental Corp.	1,554	$15,835
PacWest Bancorp(a)	1,727	37,562
Park National Corp.(a)	19,986	1,335,464
Peapack Gladstone Financial Corp.	3,447	45,707
Penns Woods Bancorp, Inc.(a)	4,480	174,406
Peoples Bancorp, Inc.(a)	6,265	75,305
PrivateBancorp, Inc.	5,189	79,340
Prosperity Bancshares, Inc.	21,247	908,734
Renasant Corp.(a)	24,662	418,761
Republic Bancorp, Inc. Class A	11,423	222,520
S&T Bancorp, Inc.(a)	18,633	401,914
S.Y. Bancorp, Inc.(a)	9,736	244,958
Sandy Spring Bancorp, Inc.	1,349	24,903
SCBT Financial Corp.(a)	6,984	232,428
Sierra Bancorp	7,261	81,178
Simmons First National Corp. Class A	11,134	301,620
Southside Bancshares, Inc.(a)	12,190	260,866
State Bancorp, Inc.	8,839	91,837
StellarOne Corp.	6,147	87,287
Sterling Bancorp	24,192	242,162
Sterling Bancshares, Inc.	24,372	209,843
Suffolk Bancorp(a)	8,162	171,239
Susquehanna Bancshares, Inc.	13,968	130,601
Tompkins Financial Corp.(a)	9,050	376,027
Tower Bancorp, Inc.	8,736	194,725
TowneBank(a)	12,481	195,452
Trico Bancshares(a)	9,420	153,640
TrustCo Bank Corp.(a)	81,192	481,469
Trustmark Corp.(a)	59,819	1,400,961
UMB Financial Corp.(a)	18,965	708,438
Umpqua Holdings Corp.	48,978	560,308
Union First Market Bankshares Corp.	12,042	135,472
United Bankshares, Inc.(a)	47,801	1,267,683
Univest Corp. of Pennsylvania	16,591	293,993
Washington Banking Co.	5,667	79,905
Washington Trust Bancorp, Inc.(a)	15,115	358,830
Webster Financial Corp.	4,305	92,256
WesBanco, Inc.(a)	19,135	396,286
Westamerica Bancorp.(a)	19,183	985,431
Whitney Holding Corp.	9,004	122,634
Wintrust Financial Corp.(a)	4,376	160,818

Total Banks		33,738,828
Beverages – 0.1%
Coca-Cola Bottling Co. Consolidated	3,075	205,533
Farmer Bros Co.	9,959	120,703

Total Beverages		326,236
Building Materials – 0.9%
AAON, Inc.(a)	5,264	173,186
Apogee Enterprises, Inc.	18,381	242,445
Comfort Systems USA, Inc.	14,911	209,798
Eagle Materials, Inc.	16,463	498,170
LSI Industries, Inc.	13,127	95,040
Quanex Building Products Corp.	8,153	160,044

Investments	Shares	Fair Value

Simpson Manufacturing Co., Inc.(a)	16,720	$492,571
Texas Industries, Inc.(a)	4,897	221,491
Universal Forest Products, Inc.	5,320	194,978

Total Building Materials		2,287,723
Chemicals – 1.9%
A. Schulman, Inc.	20,599	509,207
Aceto Corp.	15,514	123,647
American Vanguard Corp.(a)	3,693	32,055
Arch Chemicals, Inc.(a)	14,098	586,336
Balchem Corp.	2,242	84,120
H.B. Fuller Co.	15,822	339,857
Hawkins, Inc.	3,425	140,699
Innophos Holdings, Inc.	10,348	477,146
KMG Chemicals, Inc.	1,719	33,796
Minerals Technologies, Inc.	1,416	97,024
Olin Corp.(a)	77,257	1,770,730
Quaker Chemical Corp.	6,550	263,113
Stepan Co.(a)	3,372	244,470
Zep, Inc.	4,816	83,847

Total Chemicals		4,786,047
Commercial Services – 4.5%
Aaron’s, Inc.(a)	4,309	109,276
ABM Industries, Inc.	26,924	683,600
Advance America, Cash Advance Centers, Inc.	73,078	387,313
Arbitron, Inc.	6,691	267,841
Barrett Business Services, Inc.	5,407	86,836
CDI Corp.(a)	12,970	191,826
Chemed Corp.	4,976	331,451
Collectors Universe, Inc.(a)	18,133	256,945
Corporate Executive Board Co. (The)	10,029	404,871
CPI Corp.(a)	5,863	131,976
Deluxe Corp.(a)	59,227	1,571,885
Electro Rent Corp.	22,720	390,330
Great Lakes Dredge & Dock Corp.	12,552	95,772
Healthcare Services Group, Inc.(a)	62,030	1,090,487
Heartland Payment Systems, Inc.(a)	2,371	41,564
Heidrick & Struggles International, Inc.	7,735	215,265
Hillenbrand, Inc.	58,097	1,249,086
Insperity, Inc.	11,503	349,461
Intersections, Inc.	26,200	324,880
Landauer, Inc.	8,190	503,849
Lincoln Educational Services Corp.	36,353	577,649
Mac-Gray Corp.	4,444	71,682
MAXIMUS, Inc.	3,093	251,059
McGrath Rentcorp	19,465	530,811
Monro Muffler Brake, Inc.	6,776	223,472
Multi-Color Corp.	3,270	66,087
National American University Holdings, Inc.	10,271	72,821
National Research Corp.	3,832	130,058
Resources Connection, Inc.	9,370	181,684
Stewart Enterprises, Inc. Class A(a)	42,813	327,091
Viad Corp.(a)	3,118	74,645

Total Commercial Services		11,191,573

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	41

Schedule of Investments (continued)

WisdomTree SmallCap Dividend Fund (DES)

March 31, 2011

Investments	Shares	Fair Value

Computers – 0.2%
MTS Systems Corp.	8,355	$380,570
Cosmetics/Personal Care – 0.1%
Inter Parfums, Inc.	9,961	184,378
Distribution/Wholesale – 0.3%
Houston Wire & Cable Co.(a)	12,412	181,464
Pool Corp.(a)	28,147	678,624

Total Distribution/Wholesale		860,088
Diversified Financial Services – 2.0%
Artio Global Investors, Inc. Class A	17,593	284,303
Asta Funding, Inc.	3,447	29,506
BGC Partners, Inc. Class A(a)	109,511	1,017,357
Calamos Asset Management, Inc. Class A	11,278	187,102
CBOE Holdings, Inc.(a)	5,650	163,680
Cohen & Steers, Inc.(a)	16,564	491,620
Duff & Phelps Corp. Class A	10,270	164,115
Epoch Holding Corp.	6,240	98,467
Evercore Partners, Inc. Class A(a)	10,595	363,303
Federal Agricultural Mortgage Corp. Class C(a)	2,664	50,909
GAMCO Investors, Inc. Class A	439	20,352
GFI Group, Inc.(a)	125,873	631,882
JMP Group, Inc.	4,443	38,254
KBW, Inc.(a)	6,550	171,544
MarketAxess Holdings, Inc.	11,318	273,896
Nelnet, Inc. Class A	11,282	246,286
Oppenheimer Holdings, Inc. Class A	5,315	178,106
Sanders Morris Harris Group, Inc.	20,302	162,619
SWS Group, Inc.	8,084	49,070
US Global Investors, Inc. Class A	9,860	79,965
Westwood Holdings Group, Inc.	6,216	250,194

Total Diversified Financial Services		4,952,530
Electric – 6.4%
ALLETE, Inc.	42,968	1,674,463
Avista Corp.	63,374	1,465,841
Black Hills Corp.(a)	46,165	1,543,758
Central Vermont Public Service Corp.	13,633	317,513
CH Energy Group, Inc.(a)	17,072	862,819
Empire District Electric Co. (The)(a)	61,046	1,330,192
MGE Energy, Inc.	20,035	811,217
NorthWestern Corp.	42,844	1,298,173
Ormat Technologies, Inc.(a)	7,757	196,485
Otter Tail Corp.(a)	46,963	1,067,469
PNM Resources, Inc.(a)	86,142	1,285,239
UIL Holdings Corp.(a)	72,921	2,225,549
Unisource Energy Corp.	39,188	1,415,862
Unitil Corp.	15,999	376,936

Total Electric		15,871,516
Electrical Components & Equipment – 0.8%
Encore Wire Corp.	1,852	45,078
Graham Corp.	840	20,109
Insteel Industries, Inc.(a)	4,114	58,172

Investments	Shares	Fair Value

Littelfuse, Inc.	7,038	$401,870
Molex, Inc. Class A	72,171	1,493,218

Total Electrical Components & Equipment		2,018,447
Electronics – 1.2%
American Science & Engineering, Inc.	3,147	290,657
Analogic Corp.	2,670	150,989
Badger Meter, Inc.(a)	4,662	192,121
Bel Fuse, Inc. Class B	2,763	60,814
Brady Corp. Class A	26,216	935,649
CTS Corp.	9,265	100,062
Daktronics, Inc.	6,441	69,241
DDi Corp.	16,882	178,443
Methode Electronics, Inc.	19,778	238,918
Park Electrochemical Corp.	6,849	220,880
Pulse Electronics Corp.	23,869	144,407
Watts Water Technologies, Inc. Class A	9,086	346,994

Total Electronics		2,929,175
Engineering & Construction – 0.2%
Granite Construction, Inc.(a)	17,153	481,999
VSE Corp.	917	27,244

Total Engineering & Construction		509,243
Entertainment – 0.7%
Churchill Downs, Inc.	4,916	204,014
International Speedway Corp. Class A	4,282	127,604
National CineMedia, Inc.	54,735	1,021,902
Speedway Motorsports, Inc.	25,505	407,570

Total Entertainment		1,761,090
Environmental Control – 0.6%
Met-Pro Corp.	8,546	101,697
Mine Safety Appliances Co.	28,072	1,029,400
U.S. Ecology, Inc.	19,594	341,524

Total Environmental Control		1,472,621
Food – 2.2%
Arden Group, Inc. Class A	962	73,410
B&G Foods, Inc.	58,648	1,100,823
Calavo Growers, Inc.(a)	8,632	188,609
Cal-Maine Foods, Inc.(a)	4,227	124,697
Diamond Foods, Inc.(a)	1,832	102,226
Imperial Sugar Co.	1,638	21,851
Ingles Markets, Inc. Class A	10,466	207,331
J&J Snack Foods Corp.	4,374	205,884
Lancaster Colony Corp.(a)	16,139	978,023
Nash Finch Co.	5,624	213,375
Sanderson Farms, Inc.(a)	9,587	440,235
Snyders-Lance, Inc.	22,082	438,328
Spartan Stores, Inc.	6,442	95,277
Tootsie Roll Industries, Inc.	10,666	302,488
Village Super Market, Inc. Class A	5,202	151,378
Weis Markets, Inc.	19,129	773,959

Total Food		5,417,894

See Notes to Financial Statements.

42	WisdomTree Domestic Dividend Funds

Schedule of Investments (continued)

WisdomTree SmallCap Dividend Fund (DES)

March 31, 2011

Investments	Shares	Fair Value

Forest Products & Paper – 0.5%
Buckeye Technologies, Inc.	7,427	$202,237
Deltic Timber Corp.	1,618	108,147
Neenah Paper, Inc.	8,432	185,251
PH Glatfelter Co.	32,185	428,704
Schweitzer-Mauduit International, Inc.	4,314	218,332
Wausau Paper Corp.	17,418	133,074

Total Forest Products & Paper		1,275,745
Gas – 1.0%
Chesapeake Utilities Corp.	7,477	311,193
Laclede Group, Inc. (The)	24,301	925,868
Northwest Natural Gas Co.	24,720	1,140,333

Total Gas		2,377,394
Hand/Machine Tools – 0.1%
Franklin Electric Co., Inc.	7,562	349,364
Healthcare-Products – 0.7%
Atrion Corp.	475	82,873
Cantel Medical Corp.	2,173	55,955
Female Health Co. (The)	22,755	113,548
Invacare Corp.	1,449	45,093
Meridian Bioscience, Inc.(a)	32,160	771,518
West Pharmaceutical Services, Inc.(a)	13,503	604,529
Young Innovations, Inc.	997	31,306

Total Healthcare-Products		1,704,822
Healthcare-Services – 0.2%
America Service Group, Inc.	3,718	95,329
Ensign Group, Inc. (The)	4,532	144,707
National Healthcare Corp.	7,991	371,502

Total Healthcare-Services		611,538
Holding Companies-Diversified – 0.6%
Compass Diversified Holdings	88,790	1,308,765
Primoris Services Corp.	12,490	126,648
Resource America, Inc. Class A	8,455	54,112

Total Holding Companies-Diversified		1,489,525
Home Builders – 0.8%
KB Home(a)	43,831	545,258
Lennar Corp. Class B	8,649	126,881
MDC Holdings, Inc.(a)	44,016	1,115,805
Ryland Group, Inc.	8,073	128,361
Skyline Corp.	6,265	125,613

Total Home Builders		2,041,918
Home Furnishings – 0.2%
American Woodmark Corp.(a)	5,418	113,128
Ethan Allen Interiors, Inc.	7,376	161,534
Flexsteel Industries	2,790	42,268
Hooker Furniture Corp.	8,285	99,089
Kimball International, Inc. Class B	19,675	137,725

Total Home Furnishings		553,744
Household Products/Wares – 0.7%
American Greetings Corp. Class A	23,366	551,438

Investments	Shares	Fair Value

Blyth, Inc.	1,138	$36,974
CSS Industries, Inc.	6,963	131,252
Ennis, Inc.	22,033	375,222
Oil-Dri Corp. of America	3,678	78,341
WD-40 Co.	10,817	457,992

Total Household Products/Wares		1,631,219
Insurance – 4.8%
American Equity Investment Life Holding Co.(a)	11,565	151,733
Amtrust Financial Services, Inc.(a)	26,496	505,279
Baldwin & Lyons, Inc. Class B(a)	11,914	279,026
Delphi Financial Group, Inc. Class A	18,317	562,515
Donegal Group, Inc. Class A	14,013	187,354
Eastern Insurance Holdings, Inc.	5,183	67,379
EMC Insurance Group, Inc.	10,404	258,331
Employers Holdings, Inc.(a)	13,928	287,752
FBL Financial Group, Inc. Class A	6,394	196,424
First American Financial Corp.	41,893	691,234
Harleysville Group, Inc.(a)	25,643	849,553
Horace Mann Educators Corp.	17,157	288,238
Infinity Property & Casualty Corp.	2,852	169,665
Kansas City Life Insurance Co.(a)	9,651	308,639
Life Partners Holdings, Inc.(a)	22,910	184,196
Meadowbrook Insurance Group, Inc.	21,448	221,987
National Interstate Corp.(a)	7,256	151,288
National Western Life Insurance Co. Class A	178	28,881
Presidential Life Corp.	18,550	176,781
Radian Group, Inc.	4,147	28,241
RLI Corp.(a)	11,339	653,693
Safety Insurance Group, Inc.	15,668	722,451
SeaBright Holdings, Inc.	11,674	119,658
Selective Insurance Group, Inc.	38,053	658,317
State Auto Financial Corp.	33,187	604,667
Stewart Information Services Corp.	1,943	20,363
Symetra Financial Corp.	44,221	601,406
Tower Group, Inc.(a)	20,000	480,600
United Fire & Casualty Co.	17,515	353,978
Unitrin, Inc.	53,418	1,649,548
Universal Insurance Holdings, Inc.(a)	79,826	432,657

Total Insurance		11,891,834
Internet – 1.1%
Earthlink, Inc.	188,169	1,473,363
Keynote Systems, Inc.	6,044	112,116
Nutrisystem, Inc.(a)	21,581	312,709
United Online, Inc.	129,130	814,165

Total Internet		2,712,353
Investment Companies – 6.6%
Arlington Asset Investment Corp. Class A	17,810	542,136
BlackRock Kelso Capital Corp.(a)	192,020	1,945,163
Capital Southwest Corp.	701	64,163
Fifth Street Finance Corp.(a)	152,305	2,033,272
Gladstone Capital Corp.(a)	37,340	422,315
Gladstone Investment Corp.	34,462	267,425

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	43

Schedule of Investments (continued)

WisdomTree SmallCap Dividend Fund (DES)

March 31, 2011

Investments	Shares	Fair Value

Golub Capital BDC, Inc.	33,064	$521,750
Kohlberg Capital Corp.(a)	54,991	454,226
Main Street Capital Corp.(a)	40,232	742,280
MCG Capital Corp.(a)	151,156	982,514
Medallion Financial Corp.	31,022	272,683
MVC Capital, Inc.	19,522	267,842
NGP Capital Resources Co.	39,955	385,166
PennantPark Investment Corp.	78,263	932,895
Prospect Capital Corp.(a)	242,162	2,956,798
Solar Capital Ltd.	86,265	2,060,008
THL Credit, Inc.	14,468	197,778
TICC Capital Corp.	59,014	641,482
Triangle Capital Corp.	33,046	596,811

Total Investment Companies		16,286,707
Iron/Steel – 0.3%
AK Steel Holding Corp.	37,983	599,372
Schnitzer Steel Industries, Inc. Class A	631	41,021

Total Iron/Steel		640,393
Leisure Time – 0.1%
Ambassadors Group, Inc.(a)	9,867	108,044
Brunswick Corp.(a)	6,182	157,208
Callaway Golf Co.(a)	7,967	54,335

Total Leisure Time		319,587
Lodging – 0.3%
Ameristar Casinos, Inc.	36,398	646,064
Marcus Corp.	12,354	134,659

Total Lodging		780,723
Machinery-Diversified – 1.6%
Alamo Group, Inc.	2,663	73,099
Albany International Corp. Class A	13,878	345,562
Applied Industrial Technologies, Inc.	22,538	749,614
Briggs & Stratton Corp.	27,677	626,884
Cascade Corp.	2,312	103,069
Cognex Corp.	10,196	288,037
Gorman-Rupp Co. (The)	4,765	187,694
Lindsay Corp.	1,556	122,955
Manitowoc Co., Inc. (The)(a)	20,842	456,023
NACCO Industries, Inc. Class A	3,177	351,599
Robbins & Myers, Inc.	3,974	182,764
Tennant Co.(a)	8,299	348,890
Twin Disc, Inc.	3,072	98,980

Total Machinery-Diversified		3,935,170
Media – 1.2%
CBS Corp. Class A	14,004	351,780
Courier Corp.	17,439	243,448
Meredith Corp.(a)	23,314	790,811
PRIMEDIA, Inc.	59,788	291,168
Scholastic Corp.	8,494	229,678
Value Line, Inc.	13,234	195,863
World Wrestling Entertainment, Inc. Class A(a)	68,795	864,753

Total Media		2,967,501

Investments	Shares	Fair Value

Metal Fabricate/Hardware – 1.3%
Ampco-Pittsburgh Corp.	6,269	$172,899
CIRCOR International, Inc.	1,493	70,201
Dynamic Materials Corp.	2,439	68,170
Haynes International, Inc.(a)	5,852	324,493
Kaydon Corp.	15,913	623,631
Lawson Products, Inc.	2,723	62,738
Mueller Industries, Inc.	11,447	419,189
Mueller Water Products, Inc. Class A(a)	67,467	302,252
Olympic Steel, Inc.	705	23,131
Sun Hydraulics Corp.	4,309	185,718
Worthington Industries, Inc.(a)	41,653	871,381

Total Metal Fabricate/Hardware		3,123,803
Mining – 0.6%
AMCOL International Corp.	18,212	655,268
Globe Specialty Metals, Inc.	15,919	362,316
Kaiser Aluminum Corp.(a)	9,290	457,533

Total Mining		1,475,117
Miscellaneous Manufacturing – 2.1%
A.O. Smith Corp.	13,121	581,785
Ameron International Corp.	3,313	231,214
AZZ, Inc.	8,042	366,715
Barnes Group, Inc.(a)	21,054	439,608
Brink’s Co. (The)	17,105	566,347
Chase Corp.	4,776	88,165
ESCO Technologies, Inc.	5,582	212,953
John Bean Technologies Corp.	9,719	186,896
Koppers Holdings, Inc.	13,334	569,362
Matthews International Corp. Class A	6,659	256,704
Myers Industries, Inc.	21,567	214,160
NL Industries, Inc.(a)	51,954	771,517
Raven Industries, Inc.	6,030	370,363
Standex International Corp.	2,464	93,361
Sturm Ruger & Co., Inc.(a)	9,616	220,880
Tredegar Corp.	6,533	140,982

Total Miscellaneous Manufacturing		5,311,012
Office Furnishings – 0.7%
Herman Miller, Inc.(a)	5,401	148,474
HNI Corp.(a)	30,902	975,267
Interface, Inc. Class A	6,827	126,231
Knoll, Inc.	6,157	129,051
Steelcase, Inc. Class A	33,866	385,395

Total Office Furnishings		1,764,418
Oil & Gas – 0.7%
Alon USA Energy, Inc.(a)	39,606	542,602
Delek US Holdings, Inc.	27,516	373,117
Houston American Energy Corp.(a)	979	15,086
Panhandle Oil and Gas, Inc. Class A	2,221	70,295
Penn Virginia Corp.(a)	14,271	242,036
W&T Offshore, Inc.(a)	17,309	394,472

Total Oil & Gas		1,637,608

See Notes to Financial Statements.

44	WisdomTree Domestic Dividend Funds

Schedule of Investments (continued)

WisdomTree SmallCap Dividend Fund (DES)

March 31, 2011

Investments	Shares	Fair Value

Oil & Gas Services – 0.0%
Gulf Island Fabrication, Inc.	610	$19,624
Packaging & Containers – 1.0%
Greif, Inc. Class A(a)	16,723	1,093,851
Greif, Inc. Class B	23,185	1,428,196

Total Packaging & Containers		2,522,047
Pipelines – 0.1%
Crosstex Energy, Inc.	36,786	366,021
Private Equity – 0.3%
Hercules Technology Growth Capital, Inc.	70,737	778,107
Real Estate – 0.0%
Consolidated-Tomoka Land Co.	214	6,934
REITS – 18.5%
Acadia Realty Trust	39,746	751,994
Agree Realty Corp.(a)	18,404	413,170
Associated Estates Realty Corp.	47,199	749,520
Brandywine Realty Trust	193,084	2,344,040
CapLease, Inc.	56,860	311,593
Cedar Shopping Centers, Inc.	95,905	578,307
Chatham Lodging Trust	9,001	146,266
Chesapeake Lodging Trust	19,475	339,060
Cogdell Spencer, Inc.	83,375	495,247
Colonial Properties Trust	66,310	1,276,467
Cousins Properties, Inc.	38,004	317,333
DCT Industrial Trust, Inc.(a)	296,118	1,643,455
DuPont Fabros Technology, Inc.(a)	34,030	825,228
EastGroup Properties, Inc.(a)	33,491	1,472,599
Education Realty Trust, Inc.	39,987	321,096
Excel Trust, Inc.	14,405	169,835
Extra Space Storage, Inc.	51,266	1,061,719
First Potomac Realty Trust	65,076	1,024,947
Franklin Street Properties Corp.(a)	114,941	1,617,220
Getty Realty Corp.(a)	47,193	1,079,776
Gladstone Commercial Corp.(a)	17,144	312,707
Glimcher Realty Trust	106,286	983,146
Government Properties Income Trust	63,821	1,714,232
Healthcare Realty Trust, Inc.	95,079	2,158,293
Hersha Hospitality Trust	131,148	779,019
Hudson Pacific Properties, Inc.	13,398	196,951
Inland Real Estate Corp.	149,053	1,421,966
Investors Real Estate Trust(a)	147,860	1,404,670
Kite Realty Group Trust(a)	71,478	379,548
Lexington Realty Trust(a)	189,428	1,771,152
LTC Properties, Inc.	40,760	1,155,138
Medical Properties Trust, Inc.(a)	217,219	2,513,224
Mission West Properties, Inc.	48,061	315,761
Monmouth Real Estate Investment Corp. Class A(a)	59,255	486,484
National Health Investors, Inc.(a)	38,874	1,862,842
One Liberty Properties, Inc.	20,042	302,233
Parkway Properties, Inc.	9,673	164,441
Pennsylvania Real Estate Investment Trust	59,057	842,743
Potlatch Corp.(a)	62,990	2,532,198

Investments	Shares	Fair Value

PS Business Parks, Inc.	20,033	$1,160,712
Ramco-Gershenson Properties Trust	52,202	654,091
Retail Opportunity Investments Corp.	25,836	282,646
Saul Centers, Inc.	14,414	642,144
Sovran Self Storage, Inc.	34,066	1,347,310
Sun Communities, Inc.(a)	36,616	1,305,360
UMH Properties, Inc.(a)	24,075	239,305
Universal Health Realty Income Trust	20,512	831,351
Urstadt Biddle Properties, Inc. Class A	26,244	499,161
U-Store-It Trust	26,365	277,360
Winthrop Realty Trust	33,770	413,683

Total REITS		45,888,743
Retail – 2.6%
bebe Stores, Inc.	35,955	210,337
Big 5 Sporting Goods Corp.	7,372	87,874
Bob Evans Farms, Inc.	17,509	570,793
Brown Shoe Co., Inc.(a)	21,169	258,685
Casey’s General Stores, Inc.	12,251	477,789
Cash America International, Inc.	2,702	124,427
Cato Corp. (The) Class A	17,965	440,143
Christopher & Banks Corp.	39,290	254,599
Cracker Barrel Old Country Store, Inc.	9,069	445,651
Finish Line, Inc. (The) Class A	11,147	221,268
Fred’s, Inc. Class A	11,090	147,719
Frisch’s Restaurants, Inc.	3,671	78,009
Gaiam, Inc. Class A	8,447	55,750
Group 1 Automotive, Inc.	5,460	233,688
HOT Topic, Inc.	51,442	293,219
Lithia Motors, Inc. Class A	8,247	120,241
Men’s Wearhouse, Inc. (The)(a)	18,897	511,353
PEP Boys-Manny, Moe & Jack	11,522	146,445
PetMed Express, Inc.(a)	15,228	241,516
PF Chang’s China Bistro, Inc.	9,634	444,994
Pricesmart, Inc.(a)	9,826	360,025
Regis Corp.	12,373	219,497
Sonic Automotive, Inc. Class A(a)	7,466	104,599
Stage Stores, Inc.	16,749	321,916
Winmark Corp.	293	13,516

Total Retail		6,384,053
Savings & Loans – 3.8%
Abington Bancorp, Inc.	10,193	124,661
Astoria Financial Corp.(a)	94,040	1,351,355
Bank Mutual Corp.(a)	26,239	110,991
BankFinancial Corp.	15,105	138,815
Berkshire Hills Bancorp, Inc.(a)	10,531	219,571
Brookline Bancorp, Inc.(a)	46,425	488,855
Clifton Savings Bancorp, Inc.(a)	15,483	183,783
Danvers Bancorp, Inc.	5,089	109,006
Dime Community Bancshares, Inc.(a)	32,195	475,198
ESB Financial Corp.	7,230	106,787
ESSA Bancorp, Inc.	5,585	73,722
First Financial Holdings, Inc.	6,935	78,435
Flushing Financial Corp.	28,510	424,799

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	45

Schedule of Investments (concluded)

WisdomTree SmallCap Dividend Fund (DES)

March 31, 2011

Investments	Shares	Fair Value

Home Federal Bancorp, Inc.	7,013	$82,613
Kearny Financial Corp.	38,896	390,127
NewAlliance Bancshares, Inc.	50,114	743,692
Northfield Bancorp, Inc.	16,403	226,362
Northwest Bancshares, Inc.	97,041	1,216,894
OceanFirst Financial Corp.	17,382	242,479
Oritani Financial Corp.	47,221	598,762
Provident Financial Services, Inc.(a)	45,060	666,888
Provident New York Bancorp	21,985	226,885
Rockville Financial, Inc.	17,304	180,481
Roma Financial Corp.	25,018	276,949
Territorial Bancorp, Inc.	4,166	82,987
United Financial Bancorp, Inc.	8,471	139,856
Viewpoint Financial Group	12,314	160,082
Westfield Financial, Inc.	18,535	167,927
WSFS Financial Corp.	2,165	101,972

Total Savings & Loans		9,390,934
Semiconductors – 0.2%
Cohu, Inc.	8,745	134,323
Micrel, Inc.(a)	16,114	217,217
Power Integrations, Inc.	3,405	130,514
Richardson Electronics Ltd.	2,647	34,887

Total Semiconductors		516,941
Software – 0.9%
American Software, Inc. Class A	30,725	226,751
Blackbaud, Inc.	17,051	464,469
Computer Programs & Systems, Inc.	8,019	515,461
EPIQ Systems, Inc.	9,108	130,791
Fair Isaac Corp.	3,321	104,977
Opnet Technologies, Inc.	8,350	325,566
Pegasystems, Inc.(a)	3,272	124,140
Renaissance Learning, Inc.	18,180	213,615
Schawk, Inc.	10,203	198,346

Total Software		2,304,116
Telecommunications – 2.1%
Alaska Communications Systems Group, Inc.(a)	84,328	898,093
Atlantic Tele-Network, Inc.(a)	9,346	347,578
Black Box Corp.	2,714	95,397
Communications Systems, Inc.	8,814	136,088
Comtech Telecommunications Corp.	25,426	691,079
Consolidated Communications Holdings, Inc.	61,478	1,151,483
HickoryTech Corp.	18,813	171,010
IDT Corp. Class B	12,371	333,398
NTELOS Holdings Corp.	60,345	1,110,951
Preformed Line Products Co.(a)	1,970	136,265
Shenandoah Telecommunications Co.	9,872	178,288
Tessco Technologies, Inc.	4,667	53,671
USA Mobility, Inc.	1,165	16,881

Total Telecommunications		5,320,182

Investments	Shares	Fair Value

Textiles – 0.1%
G&K Services, Inc. Class A	5,720	$190,190
UniFirst Corp.	1,096	58,099

Total Textiles		248,289
Transportation – 1.4%
Alexander & Baldwin, Inc.(a)	33,254	1,518,045
Arkansas Best Corp.	2,894	75,012
Forward Air Corp.(a)	6,848	209,754
Heartland Express, Inc.(a)	11,012	193,371
International Shipholding Corp.	10,279	255,947
Marten Transport Ltd.	1,952	43,530
Overseas Shipholding Group, Inc.(a)	37,435	1,203,161

Total Transportation		3,498,820
Trucking & Leasing – 0.6%
TAL International Group, Inc.	39,822	1,444,344
Water – 0.9%
American States Water Co.	13,685	490,744
Artesian Resources Corp. Class A(a)	6,570	128,049
California Water Service Group	15,894	590,780
Connecticut Water Service, Inc.	7,235	190,642
Middlesex Water Co.	14,698	267,357
Pennichuck Corp.	3,030	86,325
SJW Corp.	11,392	263,725
York Water Co.	9,151	159,319

Total Water		2,176,941
TOTAL COMMON STOCKS (Cost: $217,349,029)		243,742,721
EXCHANGE-TRADED FUND – 1.5%
WisdomTree MidCap Dividend Fund(b) (Cost: $3,452,991)	70,546	3,808,779
SHORT-TERM INVESTMENT – 0.1%
MONEY MARKET FUND – 0.1%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $125,334)	125,334	125,334
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 25.3%
MONEY MARKET FUND – 25.3%
Dreyfus Institutional Preferred Money Market Fund, 0.19%(d) (Cost: $62,801,000)(e)	62,801,000	62,801,000
TOTAL INVESTMENTS IN SECURITIES – 125.1% (Cost: $283,728,354)		310,477,834
Liabilities in Excess of Cash and Other Assets – (25.1)%		(62,306,387)

NET ASSETS – 100.0%		$248,171,447

(a)	Security, or portion thereof, was on loan at March 31, 2011 (See Note 2).

(b)	Affiliated companies (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2011.

(d)	Interest rate shown reflects yield as of March 31, 2011.

(e)	At March 31, 2011, the total market value of the Fund’s securities on loan was $60,974,025 and the total market value of the collateral held by the Fund was $62,801,000.

See Notes to Financial Statements.

46	WisdomTree Domestic Dividend Funds

Statements of Assets and Liabilities

WisdomTree Domestic Dividend Funds

March 31, 2011

	WisdomTree Total Dividend Fund	WisdomTree Equity Income Fund	WisdomTree LargeCap Dividend Fund	WisdomTree Dividend ex-Financials Fund[1]	WisdomTree MidCap Dividend Fund	WisdomTree SmallCap Dividend Fund
ASSETS:

Investments, at cost	$158,149,149	$198,979,844	$575,090,475	$374,246,313	$295,865,289	$280,275,363

Investment in affiliate, at cost (Note 7)	1,225,651	754,901	1,043,680	3,874,298	3,405,574	3,452,991
Investment in securities, at fair value (including securities on loan)[2]	181,761,552	206,091,954	638,782,090	405,204,597	324,865,051	306,669,055

Investment in affiliate, at fair value (Note 7)	1,432,043	792,408	1,298,687	4,500,112	3,672,996	3,808,779

Cash	—	—	—	—	—	132

Receivables:

Dividends and interest	361,396	473,423	1,244,961	924,094	543,516	829,526
Total Assets	183,554,991	207,357,785	641,325,738	410,628,803	329,081,563	311,307,492
LIABILITIES:

Payables:

Investment securities purchased	—	150,024	—	562,298	297,482	257,821

Collateral for securities on loan (Note 2)	12,567,000	28,880,000	30,091,000	66,577,000	72,151,000	62,801,000

Advisory fees (Note 3)	39,202	54,332	138,786	106,447	80,255	76,321

Service fees (Note 2)	628	640	2,215	1,267	950	903
Total Liabilities	12,606,830	29,084,996	30,232,001	67,247,012	72,529,687	63,136,045
NET ASSETS	$170,948,161	$178,272,789	$611,093,737	$343,381,791	$256,551,876	$248,171,447
NET ASSETS:

Paid-in capital	$177,139,106	$243,004,840	$638,485,102	$393,801,916	$260,526,771	$276,094,427

Undistributed net investment income	138,984	188,355	481,347	337,857	195,853	583,763

Accumulated net realized loss on investments	(30,148,724)	(72,070,023)	(91,819,334)	(82,342,080)	(33,437,932)	(55,256,223)

Net unrealized appreciation on investments	23,818,795	7,149,617	63,946,622	31,584,098	29,267,184	26,749,480
NET ASSETS	$170,948,161	$178,272,789	$611,093,737	$343,381,791	$256,551,876	$248,171,447
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	3,500,000	4,400,000	12,650,000	6,850,000	4,750,000	5,100,000
Net asset value per share	$48.84	$40.52	$48.31	$50.13	$54.01	$48.66

[1]

This information reflects the investment objective and strategy of the WisdomTree Dividend Top 100 Fund through May 7, 2009 and the investment objective and strategy of the WisdomTree Dividend ex-Financials Fund thereafter.

[2]	Market value of securities on loan were as follows: $12,257,799, $27,991,295, $29,388,126, $64,781,496, $70,342,995 and $60,974,025, respectively (Note 2).

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	47

Statements of Operations

WisdomTree Domestic Dividend Funds

For the Year Ended March 31, 2011

	WisdomTree Total Dividend Fund	WisdomTree Equity Income Fund	WisdomTree LargeCap Dividend Fund	WisdomTree Dividend ex-Financials Fund	WisdomTree MidCap Dividend Fund	WisdomTree SmallCap Dividend Fund
INVESTMENT INCOME:

Dividends	$4,841,115	$7,033,066	$15,646,167	$11,588,607	$6,470,147	$8,286,806

Dividends from affiliate (Note 7)	20,413	25,760	57,477	86,295	52,008	49,984

Interest	45	48	154	83	59	65

Securities lending income (Note 2)	19,912	29,420	24,166	34,742	91,434	195,508
Total investment income	4,881,485	7,088,294	15,727,964	11,709,727	6,613,648	8,532,363
EXPENSES:

Advisory fees (Note 3)	403,944	581,824	1,325,313	1,019,087	709,455	765,136

Service fees (Note 2)	6,348	6,737	20,826	11,800	8,215	8,859
Total expenses	410,292	588,561	1,346,139	1,030,887	717,670	773,995
Expenses reimbursements/waivers (Note 3)	(2,040)	(2,574)	(4,416)	(8,421)	(5,101)	(5,155)
Net expenses	408,252	585,987	1,341,723	1,022,466	712,569	768,840
Net investment income	4,473,233	6,502,307	14,386,241	10,687,261	5,901,079	7,763,523
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(592,775)	(2,069,666)	(2,585,986)	(412,558)	(1,599,086)	(1,897,612)

Investment transactions from affiliate (Note 7)	18,355	53,423	125,030	6,082	51,260	75,524

In-kind redemptions	4,350,311	16,511,712	23,466,917	33,406,849	14,642,024	18,868,999

In-kind redemptions from affiliate (Note 7)	236	75,949	41,359	84,211	26,743	8,254
Net realized gain	3,776,127	14,571,418	21,047,320	33,084,584	13,120,941	17,055,165
Net change in unrealized appreciation (depreciation) on investments	16,294,181	9,399,565	47,856,444	16,420,742	19,534,938	9,067,962
Net realized and unrealized gain on investments	20,070,308	23,970,983	68,903,764	49,505,326	32,655,879	26,123,127
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$24,543,541	$30,473,290	$83,290,005	$60,192,587	$38,556,958	$33,886,650

See Notes to Financial Statements.

48	WisdomTree Domestic Dividend Funds

Statements of Changes in Net Assets

WisdomTree Domestic Dividend Funds

	WisdomTree Total Dividend Fund		WisdomTree Equity Income Fund		WisdomTree LargeCap Dividend Fund
	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$4,473,233	$3,494,830	$6,502,307	$4,804,949	$14,386,241	$10,830,061

Net realized gain (loss) on investments	3,776,127	(7,707,476)	14,571,418	(8,284,028)	21,047,320	(19,976,429)

Net change in unrealized appreciation (depreciation) on investments	16,294,181	48,824,215	9,399,565	59,598,462	47,856,444	146,328,209
Net increase in net assets resulting from operations	24,543,541	44,611,569	30,473,290	56,119,383	83,290,005	137,181,841
DIVIDENDS:

Net investment income	(4,438,769)	(3,446,970)	(6,474,781)	(4,721,943)	(14,235,763)	(10,722,974)
Total dividends	(4,438,769)	(3,446,970)	(6,474,781)	(4,721,943)	(14,235,763)	(10,722,974)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	33,151,332	19,294,993	177,074,847	46,679,655	221,454,446	73,698,313

Cost of shares redeemed	(15,278,459)	(12,332,769)	(145,707,467)	(76,261,688)	(92,223,882)	(81,483,288)
Net increase (decrease) in net assets resulting from capital share transactions	17,872,873	6,962,224	31,367,380	(29,582,033)	129,230,564	(7,784,975)
Net Increase in Net Assets	37,977,645	48,126,823	55,365,889	21,815,407	198,284,806	118,673,892
NET ASSETS:

Beginning of year	$132,970,516	$84,843,693	$122,906,900	$101,091,493	$412,808,931	$294,135,039

End of year	$170,948,161	$132,970,516	$178,272,789	$122,906,900	$611,093,737	$412,808,931
Undistributed net investment income included in net assets at end of year	$138,984	$128,223	$188,355	$223,296	$481,347	$356,417
SHARES CREATED AND REDEEMED:

Shares, outstanding, beginning of year	3,100,000	2,900,000	3,500,000	4,400,000	9,700,000	9,850,000

Shares created	750,000	500,000	4,750,000	1,400,000	5,000,000	1,900,000

Shares redeemed	(350,000)	(300,000)	(3,850,000)	(2,300,000)	(2,050,000)	(2,050,000)
Shares outstanding, end of year	3,500,000	3,100,000	4,400,000	3,500,000	12,650,000	9,700,000

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	49

Statements of Changes in Net Assets (concluded)

WisdomTree Domestic Dividend Funds

	WisdomTree Dividend ex-Financials Fund		WisdomTree MidCap Dividend Fund		WisdomTree SmallCap Dividend Fund
	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010[1]	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$10,687,261	$6,373,801	$5,901,079	$3,361,295	$7,763,523	$5,035,138

Net realized gain (loss) on investments	33,084,584	(12,082,997)	13,120,941	4,691,967	17,055,165	6,121,768

Net change in unrealized appreciation on investments	16,420,742	73,563,002	19,534,938	45,170,197	9,067,962	53,786,910
Net increase in net assets resulting from operations	60,192,587	67,853,806	38,556,958	53,223,459	33,886,650	64,943,816
DIVIDENDS:

Net investment income	(10,527,617)	(6,252,514)	(5,778,694)	(3,242,404)	(7,366,770)	(4,954,523)
Total dividends	(10,527,617)	(6,252,514)	(5,778,694)	(3,242,404)	(7,366,770)	(4,954,523)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	255,440,000	97,666,183	169,491,298	60,079,949	121,807,365	71,158,842

Cost of shares redeemed	(152,000,000)	(73,267,291)	(67,838,212)	(53,595,618)	(54,879,905)	(49,793,228)
Net increase in net assets resulting from capital share transactions	103,440,000	24,398,892	101,653,086	6,484,331	66,927,460	21,365,614
Net Increase in Net Assets	153,104,970	86,000,184	134,431,350	56,465,386	93,447,340	81,354,907
NET ASSETS:

Beginning of year	$190,276,821	$104,276,637	$122,120,526	$65,655,140	$154,724,107	$73,369,200

End of year	$343,381,791	$190,276,821	$256,551,876	$122,120,526	$248,171,447	$154,724,107
Undistributed net investment income included in net assets at end of year	$337,857	$310,225	$195,853	$194,523	$583,763	$269,407
SHARES CREATED AND REDEEMED:

Shares, outstanding, beginning of year	4,450,000	3,900,000	2,650,000	2,450,000	3,650,000	3,050,000

Shares created	5,600,000	2,400,000	3,500,000	1,600,000	2,650,000	1,950,000

Shares redeemed	(3,200,000)	(1,850,000)	(1,400,000)	(1,400,000)	(1,200,000)	(1,350,000)
Shares outstanding, end of year	6,850,000	4,450,000	4,750,000	2,650,000	5,100,000	3,650,000

[1]

This information reflects the investment objective and strategy of the WisdomTree Dividend Top 100 Fund through May 7, 2009 and the investment objective and strategy of the WisdomTree Dividend ex-Financials Fund thereafter.

See Notes to Financial Statements.

50	WisdomTree Domestic Dividend Funds

Financial Highlights

WisdomTree Domestic Dividend Funds

March 31, 2011

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Total Dividend Fund	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$42.89	$29.26	$51.81	$57.87	$50.32
Investment operations:
Net investment income[1]	1.37	1.14	1.54	1.68	1.18
Net realized and unrealized gain (loss)	5.92	13.61	(22.56)	(6.04)	7.28
Total from investment operations	7.29	14.75	(21.02)	(4.36)	8.46
Dividends and distributions to shareholders:
Net investment income	(1.34)	(1.12)	(1.53)	(1.68)	(0.91)
Capital gains	—	—	—	(0.02)	—
Total dividends and distributions to shareholders	(1.34)	(1.12)	(1.53)	(1.70)	(0.91)
Net asset value, end of period	$48.84	$42.89	$29.26	$51.81	$57.87

TOTAL RETURN[2]	17.37%	50.83%	(41.29)%	(7.77)%	16.84%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$170,948	$132,971	$84,844	$88,071	$89,698
Ratios to average net assets[4] of:
Expenses, net of expense reimbursements/waivers	0.28%	0.28%	0.28%	0.28%	0.28%[3]
Expenses, prior to expense reimbursements/waivers	0.28%	0.28%	0.28%	0.28%	0.31%[3]
Net investment income	3.10%	3.01%	3.91%	2.89%	2.76%[3]
Portfolio turnover rate[5]	6%	16%	23%	10%	12%

WisdomTree Equity Income Fund	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$35.12	$22.98	$47.81	$57.99	$50.01
Investment operations:
Net investment income[1]	1.61	1.17	1.95	2.22	1.56
Net realized and unrealized gain (loss)	5.33	12.16	(24.80)	(10.19)	7.54
Total from investment operations	6.94	13.33	(22.85)	(7.97)	9.10
Dividends to shareholders:
Net investment income	(1.54)	(1.19)	(1.98)	(2.21)	(1.12)
Total dividends to shareholders	(1.54)	(1.19)	(1.98)	(2.21)	(1.12)
Net asset value, end of period	$40.52	$35.12	$22.98	$47.81	$57.99

TOTAL RETURN[2]	20.24%	58.47%	(49.06)%	(14.18)%	18.23%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$178,273	$122,907	$101,091	$138,659	$205,874
Ratios to average net assets[4] of:
Expenses, net of expense reimbursements/waivers	0.38%	0.38%	0.38%	0.38%	0.38%[3]
Expenses, prior to expense reimbursements/waivers	0.38%	0.38%	0.38%	0.38%	0.40%[3]
Net investment income	4.25%	3.72%	5.59%	3.88%	3.68%[3]
Portfolio turnover rate[5]	8%	25%	45%	19%	11%

*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[3]	Annualized.

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of affiliated funds in which the Fund invests.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	51

Financial Highlights (continued)

WisdomTree Domestic Dividend Funds

March 31, 2011

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree LargeCap Dividend Fund	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$42.56	$29.86	$52.71	$57.97	$50.34
Investment operations:
Net investment income[1]	1.33	1.10	1.51	1.60	1.11
Net realized and unrealized gain (loss)	5.68	12.69	(22.91)	(5.21)	7.32
Total from investment operations	7.01	13.79	(21.40)	(3.61)	8.43
Dividends to shareholders:
Net investment income	(1.26)	(1.09)	(1.45)	(1.65)	(0.80)
Total dividends to shareholders	(1.26)	(1.09)	(1.45)	(1.65)	(0.80)
Net asset value, end of period	$48.31	$42.56	$29.86	$52.71	$57.97

TOTAL RETURN[2]	16.83%	46.53%	(41.25)%	(6.47)%	16.77%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$611,094	$412,809	$294,135	$308,379	$333,339
Ratios to average net assets[4] of:
Expenses, net of expense reimbursements/waivers	0.28%	0.28%	0.28%	0.28%	0.28%[3]
Expenses, prior to expense reimbursements/waivers	0.28%	0.28%	0.28%	0.28%	0.29%[3]
Net investment income	3.04%	2.89%	3.78%	2.74%	2.65%[3]
Portfolio turnover rate[5]	5%	17%	25%	8%	13%

WisdomTree Dividend ex-Financials Fund	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$42.76	$26.74	$51.14	$59.69	$50.12
Investment operations:
Net investment income[1]	1.81	1.60	1.81	2.10	1.40
Net realized and unrealized gain (loss)	7.25	16.01	(24.34)	(8.56)	9.09
Total from investment operations	9.06	17.61	(22.53)	(6.46)	10.49
Dividends to shareholders:
Net investment income	(1.69)	(1.59)	(1.87)	(2.09)	(0.92)
Total dividends to shareholders	(1.69)	(1.59)	(1.87)	(2.09)	(0.92)
Net asset value, end of period	$50.13	$42.76	$26.74	$51.14	$59.69

TOTAL RETURN[2]	21.68%	66.66%	(45.10)%	(11.15)%	20.99%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$343,382	$190,277	$104,277	$166,205	$188,009
Ratios to average net assets[4] of:
Expenses, net of expense reimbursements/waivers	0.38%	0.38%	0.38%	0.38%	0.38%[3]
Expenses, prior to expense reimbursements/waivers	0.38%	0.38%	0.38%	0.38%	0.40%[3]
Net investment income	3.99%	4.32%	4.57%	3.57%	3.29%[3]
Portfolio turnover rate[5]	5%	57%	53%	16%	21%

*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[3]	Annualized.

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of affiliated funds in which the Fund invests.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

52	WisdomTree Domestic Dividend Funds

Financial Highlights (concluded)

WisdomTree Domestic Dividend Funds

March 31, 2011

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree MidCap Dividend Fund	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$46.08	$26.80	$48.00	$58.02	$50.21
Investment operations:
Net investment income[1]	1.53	1.29	1.63	1.88	1.45
Net realized and unrealized gain (loss)	7.79	19.22	(21.16)	(10.12)	7.41
Total from investment operations	9.32	20.51	(19.53)	(8.24)	8.86
Dividends and distribution to shareholders:
Net investment income	(1.39)	(1.23)	(1.67)	(1.78)	(1.04)
Capital gains	—	—	—	—	(0.01)
Total dividends and distributions to shareholders	(1.39)	(1.23)	(1.67)	(1.78)	(1.05)
Net asset value, end of period	$54.01	$46.08	$26.80	$48.00	$58.02

TOTAL RETURN[2]	20.60%	77.34%	(41.61)%	(14.47)%	17.71%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$256,552	$122,121	$65,655	$91,198	$78,333
Ratios to average net assets[4] of:
Expenses, net of expense reimbursements/waivers	0.38%	0.38%	0.38%	0.38%	0.38%[3]
Expenses, prior to expense reimbursements/waivers	0.38%	0.38%	0.38%	0.38%	0.43%[3]
Net investment income	3.16%	3.34%	4.31%	3.38%	3.47%[3]
Portfolio turnover rate[5]	10%	11%	43%	30%	12%

WisdomTree SmallCap Dividend Fund	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$42.39	$24.06	$46.31	$57.41	$50.24
Investment operations:
Net investment income[1]	1.72	1.49	1.85	2.13	1.79
Net realized and unrealized gain (loss)	6.14	18.28	(22.26)	(11.10)	6.65
Total from investment operations	7.86	19.77	(20.41)	(8.97)	8.44
Dividends to shareholders:
Net investment income	(1.59)	(1.44)	(1.84)	(2.13)	(1.27)
Total dividends to shareholders	(1.59)	(1.44)	(1.84)	(2.13)	(1.27)
Net asset value, end of period	$48.66	$42.39	$24.06	$46.31	$57.41

TOTAL RETURN[2]	18.96%	83.27%	(45.27)%	(15.93)%	16.88%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$248,171	$154,724	$73,369	$81,040	$111,948
Ratios to average net assets[4] of:
Expenses, net of expense reimbursements/waivers	0.38%	0.38%	0.38%	0.38%	0.38%[3]
Expenses, prior to expense reimbursements/waivers	0.38%	0.38%	0.38%	0.38%	0.42%[3]
Net investment income	3.86%	4.21%	5.15%	3.97%	4.25%[3]
Portfolio turnover rate[5]	11%	16%	65%	34%	16%

*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[3]	Annualized.

[4]	The ratio to average net assets do not include net investment income (loss) or expenses of affiliated funds in which the Fund invests.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	53

Notes to Financial Statements

March 31, 2011

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005. As of March 31, 2011, the Trust offered 46 investment funds (each a “Fund”, collectively, the “Funds”). The Funds, described herein, commenced operations on June 16, 2006.

These financial statements relate only to the WisdomTree Total Dividend Fund (“Total Dividend Fund”), WisdomTree Equity Income Fund (“Equity Income Fund”), WisdomTree LargeCap Dividend Fund (“LargeCap Dividend Fund”), WisdomTree Dividend ex-Financials Fund (“Dividend ex-Financials Fund”), WisdomTree MidCap Dividend Fund (“MidCap Dividend Fund”) and WisdomTree SmallCap Dividend Fund (“SmallCap Dividend Fund”), together the “Domestic Dividend Funds”.

Each Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“Wisdom Tree Investments”). WisdomTree Investments is the parent company of WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered mark of WisdomTree Investments and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“Codification”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Guarantees — In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote. Therefore no liabilities have been recorded in connection with these indemnifications.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in creation units, which are typically in blocks of 50,000 shares or more. Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. Each Fund may invest in money market funds or affiliated funds, which are valued at NAV.

Securities traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. As indicated, unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and in accordance with procedures approved by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments will be valued in accordance with the Fund’s pricing policy and procedures approved by the Board of Trustee. For these purposes, a price based on amortized cost is considered a market valuation. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. market that are deemed to affect the value of the foreign securities, or reflect changes to the value of such securities, also may cause securities to be “fair valued”. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ form quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent

54	WisdomTree Domestic Dividend Funds

Notes to Financial Statements (continued)

buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s assets carried at fair value:

Total Dividend Fund	Level 1	Level 2	Level 3
Investment in Securities
Common Stocks*	$169,101,661	$—	$—
Money Market Funds	—	12,659,891	—
Affiliated Funds	1,432,043	—	—
Total	$170,533,704	$12,659,891	$—

Equity Income Fund	Level 1	Level 2	Level 3
Investment in Securities
Common Stocks*	$177,040,007	$—	$—
Money Market Funds	—	29,051,947	—
Affiliated Funds	792,408	—	—
Total	$177,832,415	$29,051,947	$—

LargeCap Dividend Fund	Level 1	Level 2	Level 3
Investment in Securities
Common Stocks*	$608,436,941	$—	$—
Money Market Funds	—	30,345,149	—
Affiliated Funds	1,298,687	—	—
Total	$609,735,628	$30,345,149	$—

Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Investment in Securities
Common Stocks*	$338,261,859	$—	$—
Money Market Funds	—	66,942,738	—
Affiliated Funds	4,500,112	—	—
Total	$342,761,971	$66,942,738	$—

WisdomTree Domestic Dividend Funds	55

Notes to Financial Statements (continued)

MidCap Dividend Fund	Level 1	Level 2	Level 3
Investment in Securities
Common Stocks*	$252,433,078	$—	$—
Money Market Funds	—	72,431,973	—
Affiliated Funds	3,672,996	—	—
Total	$256,106,074	$72,431,973	$—

SmallCap Dividend Fund	Level 1	Level 2	Level 3
Investment in Securities
Common Stocks*	$243,742,721	$—	$—
Money Market Funds	—	62,926,334	—
Affiliated Funds	3,808,779	—	—
Total	$247,551,500	$62,926,334	$—
*	Please refer to Schedule of Investments for a breakdown of the valuation by industry type.

In January 2010, FASB issued Accounting Standards Update No. 2010-06 “Improving Disclosures about Fair Value Measurements (“ASU 2010-06”).” ASU 2010-06 requires reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements, as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. There were no Level 3 securities during or for the year ended March 31, 2011. ASU 2010-06 will also requires information on purchases and sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009, except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. Management has implemented the applicable portion of ASU 2010-06 for the fiscal year ended March 31, 2011 and the impact of such adoption is limited to additional disclosure in the financial statements. No transfers between Level 1 or Level 2 fair value measurements occurred during the fiscal year March 31, 2011.

Derivative and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds did not invest in derivative instruments during the fiscal year ended March 31, 2011.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Expenses/Reimbursements — WTAM has agreed to pay all expenses of the Funds, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s chief compliance officer; (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Pursuant to a separate contractual arrangement, WTAM has arranged for the provision of Chief Compliance Officer (“CCO”) services to the Funds and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees, in exchange for a service fee paid by each Fund of up to 0.0044% of each Fund’s average daily net assets. Trustees fees, which are included in Service Fees on the Statements of Operations, of $288,600 have been paid on behalf of the Funds of the Trust to the Independent Trustees for the fiscal year ended March 31, 2011.

Security Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high grade debt obligations, equivalent to at least 100% of the market value of securities is maintained at all times. The collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee

56	WisdomTree Domestic Dividend Funds

Notes to Financial Statements (continued)

rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

The securities lending income earned by the Funds is disclosed on the Statements of Operations on page 48.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include short-term obligations issued by the U.S. Government, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported as a tax return of capital.

3. ADVISER FEES AND TRANSACTIONS

As an investment adviser, WTAM has overall responsibility for the general management and administration of the Trust. WTAM also provides an investment program for each Fund. WTAM also arranges for sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services necessary for the Funds to operate. Under the Investment Advisory Agreement for each Fund, also described in Note 2, WTAM agrees to pay all expenses of the Funds, except compensation and expenses of the Independent Trustees, counsel to the Independent Trustees and the Trust’s CCO, interest expenses and taxes, brokerage expenses, and other expenses connected with the execution of portfolio transactions, any distribution fees or expenses, legal fees or expenses and extraordinary expenses.

Pursuant to a separate contractual arrangement, also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee of up to 0.0044%. WTAM expects to receive fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table.

Fund	Advisory Fee Rate
Total Dividend Fund	0.28%
Equity Income Fund	0.38%
LargeCap Dividend Fund	0.28%
Dividend ex-Financials Fund	0.38%
MidCap Dividend Fund	0.38%
SmallCap Dividend Fund	0.38%

Each Fund may purchase shares of an affiliated exchange traded fund(s) in secondary market transactions. For the fiscal year ended March 31, 2011 WTAM waived a portion of its advisory fees based on each Fund’ investments in affiliated Funds. The table below indicates the waiver amounts. Please see Note 7 on page 60, for additional information on Other Affiliated Parties and Transactions.

WisdomTree Domestic Dividend Funds	57

Notes to Financial Statements (continued)

WTAM waived a portion of it’s investment advisory fees with respect to its investments in affiliated funds for the year ended March 31, 2011 as follows:

Fund	Advisory Fees Waived
Total Dividend Fund	$2,040
Equity Income Fund	2,574
LargeCap Dividend Fund	4,416
Dividend ex-Financials Fund	8,421
MidCap Dividend Fund	5,101
SmallCap Dividend Fund	5,155

4. CAPITAL SHARE TRANSACTIONS

As of March 31, 2011, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind purchases and redemptions and short-term investments) for the fiscal year ended March 31, 2011 were as follows:

Fund	Purchases	Sales
Total Dividend Fund	$15,532,041	$7,943,697
Equity Income Fund	42,876,952	12,438,472
LargeCap Dividend Fund	52,791,142	22,880,387
Dividend ex-Financials Fund	115,788,714	13,139,531
MidCap Dividend Fund	58,086,192	17,865,608
SmallCap Dividend Fund	64,529,152	22,721,574

For the fiscal year ended March 31, 2011, the cost of in-kind purchases and the proceeds from in-kind redemptions were as follows:

Fund	Purchases	Sales
Total Dividend Fund	$23,789,313	$13,230,420
Equity Income Fund	144,698,322	143,716,189
LargeCap Dividend Fund	190,708,439	90,984,978
Dividend ex-Financials Fund	151,369,237	150,285,436
MidCap Dividend Fund	128,558,073	66,651,208
SmallCap Dividend Fund	78,347,348	52,583,843

Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.

6. FEDERAL INCOME TAXES

At March 31, 2011, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Total Dividend Fund	$162,193,222	$24,906,990	$(3,906,617)	$21,000,373
Equity Income Fund	201,447,321	11,420,238	(5,983,197)	5,437,041
LargeCap Dividend Fund	584,879,134	67,423,425	(12,221,782)	55,201,643
Dividend ex-Financials Fund	379,443,006	34,977,066	(4,715,363)	30,261,703
MidCap Dividend Fund	301,782,461	30,445,715	(3,690,129)	26,755,586
SmallCap Dividend Fund	287,540,501	29,814,869	(6,877,536)	22,937,333

58	WisdomTree Domestic Dividend Funds

Notes to Financial Statements (continued)

At March 31, 2011, the components of accumulated earnings/loss on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital and Other Losses	Net Unrealized Appreciation	Total Accumulated Losses
Total Dividend Fund	$138,984	$(27,330,302)	$21,000,373	$(6,190,945)
Equity Income Fund	188,355	(70,357,447)	5,437,041	(64,732,051)
LargeCap Dividend Fund	481,347	(83,074,355)	55,201,643	(27,391,365)
Dividend ex-Financials Fund	337,857	(81,019,685)	30,261,703	(50,420,125)
MidCap Dividend Fund	195,853	(30,926,334)	26,755,586	(3,974,895)
SmallCap Dividend Fund	583,763	(51,444,076)	22,937,333	(27,922,980)

The tax character of distributions paid during the years ended March 31, 2011 and March 31, 2010, was as follows:

	Year Ended March 31, 2011	Year Ended March 31, 2010
Fund	Distributions Paid from Ordinary Income*	Distributions Paid from Ordinary Income*
Total Dividend Fund	$4,438,769	$3,446,970
Equity Income Fund	6,474,781	4,721,943
LargeCap Dividend Fund	14,235,763	10,722,974
Dividend ex-Financials Fund	10,527,617	6,252,514
MidCap Dividend Fund	5,778,694	3,242,404
SmallCap Dividend Fund	7,366,770	4,954,523

*	Includes short-term capital gains.

At March 31, 2011, for Federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains through the years indicated. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Capital Loss Available Through 2015	Capital Loss Available Through 2016	Capital Loss Available Through 2017	Capital Loss Available Through 2018	Capital Loss Available Through 2019	Capital Loss Available Total
Total Dividend Fund	$—	$410,492	$4,674,701	$11,073,078	$10,786,298	$26,944,569
Equity Income Fund	4,934	1,261,567	9,481,659	36,880,803	21,181,473	68,810,436
LargeCap Dividend Fund	5,452	3,165,417	12,904,697	32,859,591	32,903,699	81,838,856
Dividend ex-Financials Fund	16,309	1,204,674	9,972,192	68,035,975	1,318,159	80,547,309
MidCap Dividend Fund	—	517,017	7,127,052	16,904,294	5,568,674	30,117,037
SmallCap Dividend Fund	44,705	774,464	10,100,965	32,761,958	6,604,794	50,286,886

Capital losses incurred after October 31 (“post-October capital losses”) and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

During the year ended March 31, 2011, the following Funds incurred and will elect to defer net post-October losses as follows:

Fund	Post-October Capital Losses
Total Dividend Fund	$385,733
Equity Income Fund	1,547,011
LargeCap Dividend Fund	1,235,499
Dividend ex-Financials Fund	472,376
MidCap Dividend Fund	809,297
SmallCap Dividend Fund	1,157,190

WisdomTree Domestic Dividend Funds	59

Notes to Financial Statements (continued)

At March 31, 2011, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets as follows:

Fund	Undistributed Net Investment Loss	Accumulated Net Realized Loss	Paid-in Capital
Total Dividend Fund	$(23,703)	$(3,788,801)	$3,812,504
Equity Income Fund	(62,467)	(15,089,772)	15,152,239
LargeCap Dividend Fund	(25,548)	(20,392,771)	20,418,319
Dividend ex-Financials Fund	(132,012)	(32,113,854)	32,245,866
MidCap Dividend Fund	(121,055)	(13,453,175)	13,574,230
SmallCap Dividend Fund	(82,397)	(17,648,544)	17,730,941

These differences are primarily due to redemptions-in-kind, the tax treatment of income earned from investments in partnerships, and non-dividend distributions from underlying investments.

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. As of and during the fiscal year ended March 31, 2011, the Funds did not have any liabilities for unrecognized tax benefits. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with U.S. Internal Revenue Service, the state of New York, and various states. Generally, each of the tax years in the four year period ended March 31, 2011, remains subject to examination by taxing authorities.

7. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the fiscal year ended March 31, 2011 are as follows:

Affiliated Fund Name	Value at 3/31/2010	Purchases/ Additions	Sales/ Reductions	Value at 3/31/2011	Dividend Income
Total Dividend Fund
LargeCap Dividend Fund	$—	$833,400	$824,356	$—	$—
WisdomTree Total Earnings Fund	—	1,742,933	748,943	1,158,392	16,838
WisdomTree Earnings 500 Fund	—	3,147,363	2,943,336	273,651	3,575
Total	$—	$5,723,696	$4,516,635	$1,432,043	$20,413
Equity Income Fund
Total Dividend Fund	$—	$6,332,271	$5,706,743	$792,408	$25,760
LargeCap Dividend Fund
Total Dividend Fund	$—	$8,934,995	$7,965,491	$1,298,687	$52,081
WisdomTree Total Earnings Fund	—	2,767,294	2,859,507	—	5,396
Total	$—	$11,702,289	$10,824,998	$1,298,687	$57,477
Dividend ex-Financials Fund
LargeCap Dividend Fund	$—	$5,963,784	$4,048,839	$2,243,546	$42,154
MidCap Dividend Fund	—	5,933,411	4,064,350	2,256,566	44,141
Total	$—	$11,897,195	$8,113,189	$4,500,112	$86,295
MidCap Dividend Fund
LargeCap Dividend Fund	$—	$7,532,095	$4,141,874	$3,672,996	$49,775
SmallCap Dividend Fund	—	125,998	126,228	—	—
WisdomTree SmallCap Earnings Fund	—	863,614	926,034	—	2,233
Total	$—	$8,521,707	$5,194,136	$3,672,996	$52,008
SmallCap Dividend Fund
MidCap Dividend Fund	$—	$8,874,989	$5,505,776	$3,808,779	$49,984

60	WisdomTree Domestic Dividend Funds

Notes to Financial Statements (concluded)

8. SUBSEQUENT EVENT

Effective June 17, 2011, the Wisdomtree Funds listed in the table below are not covered in this Report but will change their investment objective, strategies and fund names. Certain WisdomTree Funds listed below are not part of this Report but are part of the forty-six funds that comprise the Trust.

Ticker	Former Fund Name	New Fund Name	Primary Change
DRW	WisdomTree International Real Estate Fund	WisdomTree Global ex-U.S. Real Estate Fund	Broader, global real estate exposure with addition of emerging markets.
DBU	WisdomTree International Utilities Sector Fund	WisdomTree Global ex-U.S. Utility Fund	Broader, global utilities exposure with addition of emerging markets.
DBN	WisdomTree International Basic Materials Sector Fund	WisdomTree Commodity Country Equity Fund	More diversified commodity-focused equity strategy; adds emerging markets.
DKA	WisdomTree International Energy Sector Fund	WisdomTree Global Natural Resources Fund	More diversified energy/natural resources-focused equity strategy; adds emerging markets.
DND	WisdomTree Pacific ex-Japan Total Dividend Fund	WisdomTree Asia Pacific ex- Japan Fund	Expand portfolio to become a broader Asia-Pacific regional strategy; adds emerging markets.
DNH	WisdomTree Pacific ex-Japan Equity Income Fund	WisdomTree Australia Dividend Fund	Expand majority Australia portfolio weight to pure Australia dividend strategy.
DNL	WisdomTree World ex-U.S. Growth Fund	WisdomTree Global ex-U.S. Growth Fund	Name change only.

The WisdomTree Dreyfus Euro Fund and the WisdomTree Dreyfus New Zealand Dollar Fund will change their investment objective, strategies and fund names as indicated table below, effective on or after June 27, 2011 and August 26, 2011 respectively.

Ticker	Former Fund Name	New Fund Name	Primary Change/Enhancement
EU	WisdomTree Dreyfus Euro Fund	WisdomTree Dreyfus Euro Debt Fund	Restructured to provide exposure to debt of issuers in the European Union denominated in Euros. Extend duration to achieve intermediate-term European bond strategy.
BNZ	WisdomTree Dreyfus New Zealand Dollar Fund	WisdomTree Dreyfus Australia & New Zealand Debt Fund	Restructured to provide exposure to Australia & New Zealand debt denominated in their respective currencies. Extend duration to achieve intermediate-term Australia/ New Zealand bond strategy.

WisdomTree Domestic Dividend Funds	61

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of WisdomTree Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of WisdomTree Total Dividend Fund, WisdomTree Equity Income Fund, WisdomTree LargeCap Dividend Fund, WisdomTree Dividend ex-Financials Fund, WisdomTree MidCap Dividend Fund and WisdomTree SmallCap Dividend Fund (six of the investment funds constituting the WisdomTree Trust (the “Trust”)) as of March 31, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2011, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WisdomTree Total Dividend Fund, WisdomTree Equity Income Fund, WisdomTree LargeCap Dividend Fund, WisdomTree Dividend ex-Financials Fund, WisdomTree MidCap Dividend Fund and WisdomTree SmallCap Dividend Fund of WisdomTree Trust at March 31, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York

May 26, 2011

62	WisdomTree Domestic Dividend Funds

Approval of Investment Advisory and Sub-Advisory Agreement (unaudited)

Approval of Investment Advisory Agreement. The Trust and the Investment Adviser have entered into an investment advisory agreement covering each Fund discussed herein. At a meeting held on March 16, 2011, the Board of Trustees re-approved the Investment Advisory Agreement for each Fund. The Board reviewed and analyzed the factors it deemed relevant, including: (i) the nature, quality and extent of the services to be provided to the Funds by WTAM; (ii) the performance of the Funds; (iii) the costs of services to be provided and the profits to be realized by WTAM from its relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow; (v) whether the fee levels reflect these economies of scale for the benefit of investors; and (vi) the fees charged by the Investment Adviser for non-registered funds.

The Board also considered the nature and quality of the services to be provided by WTAM to the Funds, recognizing WTAM’s operational capabilities and resources. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including the selection of the Funds’ Sub-Adviser and oversight of the Sub-Adviser’s compliance with Fund policies and objectives, oversight of general Fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Funds.

The Board gave substantial consideration to the fees payable under the Advisory Agreement. In this connection, the Board evaluated WTAM’s anticipated costs and profitability in serving as investment adviser to the Funds, including the costs associated with the personnel, systems and equipment necessary to manage the Funds and the costs associated with compensating the Sub-Adviser. The Board also examined the fees to be paid by each Fund in light of fees paid to other investment managers by comparable funds and the method of computing each Fund’s fee. After comparing the fees with those of comparable funds and in light of the quality and extent of services to be provided and the costs anticipated to be incurred by WTAM, the Board concluded that the level of the fees paid to WTAM with respect to each Fund is fair and reasonable. The Board also re-approved the Sub-Advisory Agreement between WTAM and Mellon Capital Management (“MCM”), on behalf of each Fund, using essentially the same criteria it used in connection with the Advisory Agreement. The Board considered MCM’s operational capabilities and resources and MCM’s experience in serving as an adviser to ETFs, noting that MCM currently provides investment advisory and management services to other ETFs. The Board considered the investment performance of the Funds, and the expertise and performance of the MCM personnel. The Board also noted that Bank of New York Mellon Corporation, an affiliate of MCM, serves as the Funds’ administrator, accountant, custodian, transfer agent and securities lending agent and receives compensation for acting in these capacities and is responsible for, among other things, coordinating the Funds’ audits, financial statements and tax returns, managing expenses and budgeting for the Funds, processing trades on behalf of each Fund and custodying Fund assets. As such, the Board concluded that the benefits accruing to MCM and its affiliates by virtue of their relationship to the Trust are reasonable and fair in comparison with the anticipated costs of providing the relevant services. The Board noted that WTAM, not the Funds, pays the fees to MCM under the Sub-Advisory Agreement for each Fund.

Based on these considerations and the overall high quality of the personnel, operations, financial condition, investment advisory capabilities, methodologies, and performance of WTAM and MCM, the Board determined that the re-approval of the Advisory Agreements and the Sub-Advisory Agreements was in the best interests of each Fund. After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, with the assistance of independent counsel, approved the Advisory Agreements and Sub-Advisory Agreements.

WisdomTree Domestic Dividend Funds	63

Frequency Distribution of Discounts & Premiums (unaudited)

The chart below presents information about differences between the per share net asset value (“NAV”) of each Fund and the market trading price of shares of each Fund. For these purposes, the “market price” is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. The term “premium” is sometimes used to describe a market price in excess of NAV and the term “discount” is sometimes used to describe a market price below NAV. The chart presents information about the size and frequency of premiums or discounts. As with other exchange traded funds, the market price of Fund shares is typically slightly higher or lower than the Fund’s per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Differences between the closing times of the U.S. and non-U.S. markets may contribute to differences between the NAV and market price of Funds that invest in non-U.S. securities. Many non-U.S. markets close prior to the close of the U.S. securities exchanges. Developments after the close of such markets as a result of ongoing price discovery may be reflected in a Fund’s market price but not in it’s NAV (or vice versa).

		Market Price Above or Equal to Net Asset Value		Market Price Below Net Asset Value
	Basis Point Differential	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
WisdomTree Total Dividend Fund
June 16, 2006 – March 31, 2011	0 – 24.9	587	46.29%	626	49.37%
	25 – 49.9	23	1.81%	12	0.95%
	50 – 74.9	6	0.47%	5	0.39%
	75 – 99.9	3	0.24%	0	0.00%
	100 –124.9	1	0.08%	1	0.08%
	125 –174.9	1	0.08%	0	0.00%
	175 – 199.9	2	0.16%	0	0.00%
	200 – 249.9	0	0.00%	0	0.00%
	>250	1	0.08%	0	0.00%
	Total	624	49.21%	644	50.79%
WisdomTree Equity Income Fund
June 16, 2006 – March 31, 2011	0 – 24.9	500	39.43%	702	55.36%
	25 – 49.9	29	2.29%	13	1.03%
	50 – 74.9	5	0.39%	5	0.39%
	75 – 99.9	2	0.16%	1	0.08%
	100 – 124.9	2	0.16%	1	0.08%
	125 – 174.9	3	0.23%	1	0.08%
	175 – 199.9	0	0.00%	0	0.00%
	200 – 249.9	0	0.00%	1	0.08%
	>250	2	0.16%	1	0.08%
	Total	543	42.82%	725	57.18%
WisdomTree LargeCap Dividend Fund
June 16, 2006 – March 31, 2011	0 – 24.9	676	53.31%	499	39.35%
	25 – 49.9	42	3.31%	17	1.34%
	50 – 74.9	18	1.42%	2	0.16%
	75 – 99.9	2	0.16%	0	0.00%
	100 – 124.9	2	0.16%	0	0.00%
	125 – 174.9	1	0.08%	1	0.08%
	175 – 199.9	1	0.08%	0	0.00%
	200 – 249.9	0	0.00%	0	0.00%
	>250	5	0.39%	2	0.16%
	Total	747	58.91%	521	41.09%

64	WisdomTree Domestic Dividend Funds

Frequency Distribution of Discounts & Premiums (unaudited) (concluded)

		Market Price Above or Equal to Net Asset Value		Market Price Below Net Asset Value
	Basis Point Differential	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
WisdomTree Dividend ex-Financials Fund
June 16, 2006 – March 31, 2011	0 – 24.9	602	47.46%	576	45.43%
	25 – 49.9	47	3.70%	18	1.41%
	50 – 74.9	4	0.32%	2	0.16%
	75 – 99.9	3	0.24%	2	0.16%
	100 – 124.9	2	0.16%	1	0.08%
	125 – 174.9	1	0.08%	1	0.08%
	175 – 199.9	1	0.08%	0	0.00%
	200 – 249.9	4	0.32%	1	0.08%
	>250	2	0.16%	1	0.08%
	Total	666	52.52%	602	47.48%
WisdomTree MidCap Dividend Fund
June 16, 2006 – March 31, 2011	0 – 24.9	668	52.67%	525	41.40%
	25 – 49.9	24	1.89%	18	1.41%
	50 – 74.9	8	0.63%	4	0.32%
	75 – 99.9	2	0.16%	4	0.32%
	100 – 124.9	2	0.16%	3	0.24%
	125 – 174.9	2	0.16%	1	0.08%
	175 – 199.9	2	0.16%	0	0.00%
	200 – 249.9	4	0.32%	0	0.00%
	>250	1	0.08%	0	0.00%
	Total	713	56.23%	555	43.77%
WisdomTree SmallCap Dividend Fund
June 16, 2006 – March 31, 2011	0 – 24.9	579	45.65%	542	42.74%
	25 – 49.9	59	4.65%	49	3.86%
	50 – 74.9	12	0.95%	6	0.47%
	75 – 99.9	2	0.16%	2	0.16%
	100 – 124.9	3	0.24%	2	0.16%
	125 – 174.9	3	0.24%	2	0.16%
	175 – 199.9	0	0.00%	0	0.00%
	200 – 249.9	1	0.08%	1	0.08%
	>250	3	0.24%	2	0.16%
	Total	662	52.21%	606	47.79%

WisdomTree Domestic Dividend Funds	65

Trustee and Officer Information (unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by WisdomTree Asset Management and other service providers. The Board of Trustees elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The address of each Trustee and Officer is c/o WisdomTree Asset Management, Inc., 380 Madison Avenue, 21st Floor, New York, NY 10017.

Interested Trustee and Officers

Name (year of birth)	Position	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer+	Other Directorships Held by Trustee/ Officer
Jonathan Steinberg (1964)	Trustee, President*	Trustee and Officer since 2005	President, WisdomTree Trust since 2005; Chief Executive Officer of WisdomTree Investments, Inc. and Director of WisdomTree Investments, Inc. since 1989.	46	None.

Amit Muni (1969)	Treasurer,* Assistant Secretary*	Officer since 2008	Chief Financial Officer and Assistant Secretary of WisdomTree Investments, Inc. since March 2008; International Securities Exchange Holdings, Inc. (ISE), Controller and Chief Accounting Officer from 2003 to 2008; Instinet Group Inc., Vice President Finance 2000 to 2003	46	None.

Richard Morris (1967)	Secretary,* Chief Legal Officer*	Officer since 2005	General Counsel of WisdomTree Asset Management since 2009; Chief Compliance Officer of the Trust since 2009; Deputy Counsel of WisdomTree Investments, Inc. since 2005; Senior Counsel at Barclays Global Investors, N.A. from 2002 to 2005; Counsel at Barclays Global Investors, N.A. from 2000 to 2001.	46	None.

+	As of March 31, 2011.

*	Elected by and serves at the pleasure of the Board of Trustees.

66	WisdomTree Domestic Dividend Funds

Trustee and Officer Information (unaudited) (concluded)

Independent Trustees

Name (year of birth)	Position	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee+	Other Directorships Held by Trustee
Gregory Barton (1961)*	Trustee	Trustee since 2006	Executive Vice President of Legal and Business Affairs, General Counsel and Secretary of TheStreet.com, 2009 to present; General Counsel of Martha Stewart Living Omnimedia, Inc. from 2007 to 2008; Executive Vice President of Licensing and Legal Affairs, General Counsel and Secretary of Ziff Davis Media Inc. from 2004 to 2007; Executive Vice President of Legal Affairs, General Counsel and Secretary of Ziff Davis Media Inc. from 2002 to 2004; President from 2001 to 2002, Chief Financial Officer from 2000 to 2002, Vice President of Business Development from 1999 to 2001 and General Counsel and Secretary from 1998 to 2002 of WisdomTree Investments, Inc.	46	Trustee, GLG Investment Series Trust.

Toni Massaro (1955)**	Trustee	Trustee since 2006	Dean Emerita at University of Arizona James E. Rogers College of Law (“Rogers College of Law”) since 2009; Dean at the Rogers College of Law from 1999 to 2009; Regents’ Professor since 2006; Milton O. Riepe Chair in Constitutional Law since 1997; Professor at the Rogers College of Law since 1990.	46	None.

Victor Ugolyn (1947)	Trustee, Chairman of the Board of Trustees	Trustee since 2006	Private Investor - 2005 to Present; President and Chief Executive Officer of William D. Witter, Inc. from 2005 to 2006; Consultant to AXA Enterprise in 2004; Chairman, President and Chief Executive Officer of Enterprise Capital Management (subsidiary of The MONY Group, Inc.) and Enterprise Group of Funds, Chairman of MONY Securities Corporation, and Chairman of the Fund Board of Enterprise Group of Funds 1991 to 2004.	46

Member of the Board of New York Society of Security Analysts; Member of the Board of Governors of Naismith Memorial Basketball Hall of Fame;

Member of the Board of Overseers of Stanford University’s Hoover Institution.

+	As of March 31, 2011.

*	Chair of the Audit Committee.

**	Chair of the Governance and Nominating Committee.

WisdomTree Domestic Dividend Funds	67

Supplemental Information (unaudited)

Federal Income Tax Information

The following Federal tax information related to the Funds fiscal year ended March 31, 2011, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported on Form 1099-DIV in January 2012.

Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year ended March 31, 2011, the following represents the maximum amount of ordinary income distributions that may be considered qualified dividend income:

Fund	Qualified Dividend Income
Total Dividend Fund	$4,846,746
Equity Income Fund	6,500,368
LargeCap Dividend Fund	16,822,433
Dividend ex-Financials Fund	10,866,199
MidCap Dividend Fund	3,013,140
SmallCap Dividend Fund	4,265,596

The following represents the percentage of dividends paid during the fiscal year ended March 31, 2011 that qualify for the 70% dividends received deduction for corporate shareholders:

Fund	Dividends-Received Deduction
Total Dividend Fund	91%
Equity Income Fund	84
LargeCap Dividend Fund	100
Dividend ex-Financials Fund	90
MidCap Dividend Fund	54
SmallCap Dividend Fund	48

68	WisdomTree Domestic Dividend Funds

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained by calling 866-909-9473; or writing to: WisdomTree Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the U.S. Securities and Exchange Commission (“SEC”) no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 866-909-9473 or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, upon request on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330). (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102 or (iii) sending your request electronically to publicinfosec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Fund’s Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

WisdomTree Domestic Dividend Funds	69

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols as of March 31, 2011:

WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund (DTD)

WisdomTree Equity Income Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree International Dividend Funds

WisdomTree DEFA Fund (DWM)

WisdomTree DEFA Equity Income Fund (DTH)

WisdomTree Global Equity Income Fund (DEW)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree World ex-U.S. Growth Fund (DNL)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Pacific ex-Japan Total Dividend Fund (DND)

WisdomTree Pacific ex-Japan Equity Income Fund (DNH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Emerging Markets Equity Income Fund (DEM)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree International Hedged Equity Fund (HEDJ)

WisdomTree International Dividend

Sector Funds

WisdomTree International Basic Materials Sector Fund (DBN)

WisdomTree International Energy Sector Fund (DKA)

WisdomTree International Utilities Sector Fund (DBU)

WisdomTree International Real Estate Fund (DRW)

WisdomTree Domestic and International

Earnings Funds

WisdomTree Total Earnings Fund (EXT)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree LargeCap Growth Fund (ROI)

WisdomTree India Earnings Fund (EPI)

WisdomTree Currency Income Funds

WisdomTree Dreyfus Brazilian Real Fund (BZF)

WisdomTree Dreyfus Chinese Yuan Fund (CYB)

WisdomTree Dreyfus Commodity Currency Fund (CCX)

WisdomTree Dreyfus Emerging Currency Fund (CEW)

WisdomTree Dreyfus Euro Fund (EU)

WisdomTree Dreyfus Indian Rupee Fund (ICN)

WisdomTree Dreyfus Japanese Yen Fund (JYF)

WisdomTree Dreyfus New Zealand Dollar Fund (BNZ)

WisdomTree Dreyfus South African Rand Fund (SZR)

WisdomTree Fixed Income Funds

WisdomTree Emerging Markets Local Debt Fund (ELD)

WisdomTree Asia Local Debt Fund (ALD)

WisdomTree Alternative Fund

WisdomTree Managed Futures Strategy Fund (WDTI)

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as series of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree investments, Inc., serves as the investment adviser to the WisdomTree Trust. None of the WisdomTree entities are affiliated with ALPS Distributors, Inc., the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, or delays, or for any actions taken in reliance on information contained herein

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you can not invest directly in an index.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus its investments in one country increase the impact of events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility.

Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than developed markets and are subject to additional risks, such as of adverse governmental regulation and intervention or political developments. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and may be less liquid than other securities and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers, the Funds can be adversely impacted by changes affecting such issuers.

Fixed income investments are subject to interest rate risk; their value will normally decline as interest rates rise. In addition when interest rates fall income may decline. Fixed income investments are also subject to credit risk, the risk that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. Unlike typical exchange-traded funds, the Currency Funds, Fixed Income Funds and Alternative Funds do not attempt to track or replicate. Thus, the ability of these Funds to achieve their objectives will depend on the effectiveness of the portfolio manager. Please read each Funds prospectus for specific details regarding the Fund’s risk profile.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only in large amounts of 50,000 shares or more.

380 Madison Avenue, 21st Floor

New York, NY 10017

1.866.909. WISE (9473)

www.wisdomtree.com

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WisdomTree Domestic Dividend ETFs

WisdomTree Total Dividend Fund

WisdomTree Equity Income Fund

WisdomTree LargeCap Dividend Fund

WisdomTree Dividend ex-Financials Fund

WisdomTree MidCap Dividend Fund

WisdomTree SmallCap Dividend Fund

WisdomTree Fund shares are distributed by ALPS Distributors, Inc.

WIS003263 (05/2012)

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WisdomTree Trust

Domestic and International Earnings Funds

Annual Report

March 31, 2011

WisdomTree Total Earnings Fund (EXT)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree LargeCap Growth Fund (ROI)

WisdomTree India Earnings Fund (EPI)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the Trust.

Management’s Discussion of Funds’ Performance (unaudited)

Domestic and International Earnings Funds

Market Environment Overview

The U.S. equity market, measured by the S&P 500 Index returned 15.65% for the 12-month period ended March 31, 2011 (the “period”). These gains are a continuation of the equity market bounce back after the bear market bottom in March of 2009 and followed gains of nearly 50% for the previous 1-year period. Given the back to back annual gains, on a cumulative basis, the S&P 500 Index now remains just 15% below its October 2007 highs. Considering the painful bear market experienced in 2008 and early 2009, it is clear that the U.S. equity market has experienced a significant recovery.

During the period, investors regained confidence in the safety and soundness of major United States financial institutions. The markets enjoyed strong gains from the lows of the market in March 2009 until May 2010. May 2010 was marked by several detrimental events, specifically the “Flash Crash” and the BP Oil spill. The Flash Crash occurred on May 6, 2010, when the market fell approximately 900 points or 9% in minutes, and then made up much of the losses only minutes later. These events were the first bout of heightened fear and volatility entering the markets since the lows of early 2009. Choppy sideways performance remained in place until late summer 2010, when the Federal Reserve, led by Chairman Benjamin Bernanke, announced it was considering a second round of quantitative easing (“QE2”). Through QE2 the Federal Reserve pledged to initiate a purchase program of medium to long maturity treasury securities in order to lower mortgage and other interest rates levels. QE2 was implemented in November 2010. The Federal Funds target interest rate remained near zero throughout the entire period. Unemployment, one of the most widely watched economic indicators in judging the effectiveness of both monetary and fiscal policy, went from 9.7% in March of 2010 to 8.8% in March of 2011.

Similar to the 12-month period ended March 31, 2010, mid and small cap stocks continued to outperform large cap stocks for the year ended March 31, 2011. Given the accommodative monetary policy of the Federal Reserve, as well as positive earnings reports and an improving economic picture, investors have been willing to take more investment risk. This environment has led many investors to prefer small capitalization stocks over large capitalization stocks and more cyclical sectors over defensive sectors.

WisdomTree Funds Performance Overview

WisdomTree’s earnings weighted funds are designed to track indexes based on the earnings stream generated by companies included in the underlying WisdomTree index. The earnings stream is defined as the total dollar level of earnings for all companies within each index. There are two primary factors that drive performance differential of the WisdomTree Funds and indexes versus market cap-weighted benchmarks. The first is aggregate exposure to one or more sectors. The second is stock selection within each sector. Both of these are determined as part of WisdomTree’s rules-based index methodology. These exposures are not subjectively determined. Rather, they are objectively determined at the index rebalancing dates based on the dividend stream.

The following table reflects the WisdomTree Fund performance versus capitalization- weighted benchmark index:

Ticker	WisdomTree Fund	1 Year Return	Capitalization-Weighted Benchmark Index	1 Year Return	1 Year Return Fund vs Index
EZM	WT MidCap Earnings Fund	26.15%	S&P MidCap 400 Index	26.95%	-0.80%
EES	WT SmallCap Earnings Fund	25.57%	Russell 2000 Index	25.79%	-0.22%
EZY	WT LargeCap Value Fund	17.86%	Russell 1000 Value Index	15.15%	2.71%
EXT	WT Total Earnings Fund	15.44%	Russell 3000 Index	17.41%	-1.97%
EPS	WT Earnings 500 Fund	13.99%	S&P 500 Index	15.65%	-1.66%
ROI	WT LargeCap Growth Fund	13.57%	Russell 1000 Growth Index	18.26%	-4.69%
EPI	WT India Earnings Fund	7.59%	MSCI India Index	9.46%	-1.87%

WisdomTree Domestic and International Earnings Funds	1

Management’s Discussion of Funds’ Performance (unaudited) (concluded)

All 10 sectors represented within the S&P 500 index experienced positive performance over the period. The best performing sector over the period was the Energy sector, spurred on by a jump in oil prices over $100 in early 2011. The other typically cyclical sectors (Industrials, Materials, Consumer Discretionary) also out-performed the broader markets while most of the less cyclical stocks under-performed the broader markets (notably, Health Care, Consumer Staples, and Utilities).

By including only companies with profits, WisdomTree’s earnings funds tend to have a higher quality bias to their investment portfolios. During the period, the strongest gains tended to be in the more cyclical and speculative stocks. For example, small cap stocks as a group outperformed large cap stocks and cyclical sectors as a group out- performed defensive sectors. As a result, most of the WisdomTree earnings funds under-performed their cap-weighted benchmarks. The one exception was the WisdomTree LargeCap Value Fund, in which performance was aided by positive stock selection in sectors such as Energy and Health Care.

Internationally, India is the only region of the world where WisdomTree sets portfolio weights based on earnings. This is because the tax regulations in India act as a disincentive to dividend payments. During the period, emerging markets continued to lead the global economy and emerging market returns were higher than those in the developed world. India was in the lower half of countries within the MSCI Emerging Markets index on the basis of cumulative equity performance from March 31, 2010 through March 31, 2011. The slowdown in India was largely due to concerns about corruption and inflation that surfaced in late 2010 and early 2011.

The views expressed in this report reflect those of WisdomTree Asset Management only through the end of the period of the report as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results.

Fund returns are shown at NAV. Please see Performance Summaries on the subsequent pages for more complete performance information. Please see page 11 for the list of index descriptions.

Fund performance assumes reinvestment of dividends and capital gain distributions. An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Funds’ performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results. For the most recent month end performance information visit www.wisdomtree.com.

2	WisdomTree Domestic and International Earnings Funds

Performance Summary (unaudited)

WisdomTree Total Earnings Fund (EXT)

Sector Breakdown† as of 3/31/11‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 3/31/11

Description	% of Net Assets
Exxon Mobil Corp.	3.8%
Chevron Corp.	2.4%
AT&T, Inc.	2.3%
Microsoft Corp.	2.1%
JPMorgan Chase & Co.	1.9%
Apple, Inc.	1.7%
Wal-Mart Stores, Inc.	1.6%
International Business Machines Corp.	1.6%
General Electric Co.	1.4%
Johnson & Johnson	1.3%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Total Earnings Fund (the “Fund”) seeks investment results that correspond to the price and yield performance, before fees and expenses, of the WisdomTree Earnings Index.

The Fund returned 15.44% at net asset value (“NAV”) for the fiscal year ended March 31, 2011. The Fund’s performance benefited from its relatively underweight exposure to the Financials sector, which lagged other sectors, and from favorable stock selection within the sector. The Fund’s stock selection within Information Technology sector contributed to a drag on the Fund’s performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.28%.

Performance as of 3/31/11

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Earnings Index	Russell 3000 Index
One Year	15.44%	15.96%	15.70%	17.41%
Three Year	3.33%	3.35%	3.60%	3.42%
Since Inception[1]	0.53%	0.54%	0.72%	0.42%
[1]	Total returns are calculated based on the commencement of Fund trading on February 23, 2007.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree Domestic and International Earnings Funds	3

Performance Summary (unaudited)

WisdomTree Earnings 500 Fund (EPS)

Sector Breakdown† as of 3/31/11‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 3/31/11

Description	% of Net Assets
Exxon Mobil Corp.	4.4%
Chevron Corp.	2.8%
AT&T, Inc.	2.7%
Microsoft Corp.	2.4%
JPMorgan Chase & Co.	2.2%
Apple, Inc.	2.0%
Wal-Mart Stores, Inc.	1.9%
International Business Machines Corp.	1.9%
General Electric Co.	1.6%
Johnson & Johnson	1.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Earnings 500 Fund (the “Fund”) seeks investment results that correspond to the price and yield performance, before fees and expenses, of the WisdomTree Earnings 500 Index.

The Fund returned 13.99% at net asset value (“NAV”) for the fiscal year ended March 31, 2011. The Fund’s performance benefited from its relative underweight in the Financials sector, which lagged other sectors, and its favorable stock selection within the sector. Stock selection within the Information Technology sector contributed to a drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.28%.

Performance as of 3/31/11

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Earnings 500 Index	S&P 500 Index
One Year	13.99%	14.45%	14.33%	15.65%
Three Year	1.94%	1.99%	2.23%	2.35%
Since Inception[1]	-0.18%	-0.18%	0.13%	-0.04%
[1]	Total returns are calculated based on the commencement of Fund trading on February 23, 2007.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

4	WisdomTree Domestic and International Earnings Funds

Performance Summary (unaudited)

WisdomTree MidCap Earnings Fund (EZM)

Sector Breakdown† as of 3/31/11‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 3/31/11

Description	% of Net Assets
Owens Corning	1.4%
American Capital Ltd.	1.1%
Oshkosh Corp.	0.9%
Coventry Health Care, Inc.	0.8%
EXCO Resources, Inc.	0.8%
H&R Block, Inc.	0.8%
Ares Capital Corp.	0.7%
Assurant, Inc.	0.7%
W.R. Berkley Corp.	0.6%
American Financial Group, Inc.	0.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree MidCap Earnings Fund (the “Fund”) seeks investment results that correspond to the price and yield performance, before fees and expenses, of the WisdomTree MidCap Earnings Index.

The Fund returned 26.15% at net asset value (“NAV”) for the fiscal year ended March 31, 2011. The Fund benefited from its underweight in the Financials sector, which underperformed other sectors. This had a positive impact on relative performance. Unfavorable stock selection within the Information Technology sector created a drag on the Fund’s performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.38%.

Performance as of 3/31/11

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree MidCap Earnings Index	S&P MidCap 400 Index
One Year	26.15%	26.37%	26.71%	26.95%
Three Year	13.35%	13.32%	13.72%	10.00%
Since Inception[1]	5.45%	5.46%	5.62%	4.81%
[1]	Total returns are calculated based on the commencement of Fund trading on February 23, 2007.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree Domestic and International Earnings Funds	5

Performance Summary (unaudited)

WisdomTree SmallCap Earnings Fund (EES)

Sector Breakdown† as of 3/31/11‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 3/31/11

Description	% of Net Assets
Earthlink, Inc.	0.9%
Nelnet, Inc.	0.7%
Kulicke & Soffa Industries, Inc.	0.7%
Buckeye Technologies, Inc.	0.7%
MKS Instruments, Inc.	0.6%
WisdomTree MidCap Earnings Fund	0.6%
Amedisys, Inc.	0.6%
Ariad Pharmaceuticals, Inc.	0.6%
GT Solar International, Inc.	0.6%
Amtrust Financial Services, Inc.	0.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree SmallCap Earnings Fund (the “Fund”) seeks investment results that correspond to the price and yield performance, before fees and expenses, of the WisdomTree SmallCap Earnings Index.

The Fund returned 25.57% at net asset value (“NAV”) for the fiscal year ended March 31, 2011. Stock selection in the Financials sector contributed most positively to Fund performance. The Fund’s exposure to the Energy sector, which was relatively underweight, contributed to a drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.38%.

Performance as of 3/31/11

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree SmallCap Earnings Index	Russell 2000 Index
One Year	25.57%	25.78%	25.90%	25.79%
Three Year	13.51%	13.55%	13.38%	8.57%
Since Inception[1]	3.52%	3.51%	3.50%	1.90%
[2]	Total returns are calculated based on the commencement of Fund trading on February 23, 2007.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

6	WisdomTree Domestic and International Earnings Funds

Performance Summary (unaudited)

WisdomTree LargeCap Value Fund (EZY)

Sector Breakdown† as of 3/31/11‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 3/31/11

Description	% of Net Assets
General Electric Co.	6.6%
Goldman Sachs Group, Inc. (The)	6.1%
JPMorgan Chase & Co.	5.5%
Wells Fargo & Co.	5.0%
ConocoPhillips	4.0%
UnitedHealth Group, Inc.	3.3%
Walt Disney Co. (The)	2.6%
Travelers Cos., Inc. (The)	2.4%
News Corp.	2.2%
CVS Caremark Corp.	2.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree LargeCap Value Fund (the “Fund”) seeks investment results that correspond to the price and yield performance before fees and expenses, of the WisdomTree LargeCap Value Index. The LargeCap Value Index is a fundamentally weighted index that measures the performance of large-cap value companies. The Index consists of U.S. companies that have positive cumulative earnings over the past four fiscal quarters and that meet WisdomTree’s market capitalization, liquidity, and other requirements as of the Index measurement date.

The Fund returned 17.86% at net asset value (“NAV”) for the fiscal year ended March 31, 2011. Stock selection within the Health Care sector contributed most positively to the Fund’s performance. The Fund’s underweight position to the Telecommunication Services sector and unfavorable stock selection within the sector contributed to a drag on the Fund’s performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.38%.

Performance as of 3/31/11

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Low P/E LargeCap Value Spliced Index[1]	Russell 1000 Value Index
One Year	17.86%	18.23%	18.52%	15.15%
Three Year	1.55%	1.56%	2.02%	0.60%
Since Inception[2]	-1.66%	-1.64%	-1.32%	-2.42%
[1]	WisdomTree Low P/E LargeCap Value Index through June 19, 2009; WisdomTree LargeCap Value Index thereafter.
[2]	Total returns are calculated based on the commencement of Fund trading on February 23, 2007.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree Domestic and International Earnings Funds	7

Performance Summary (unaudited)

WisdomTree LargeCap Growth Fund (ROI)

Sector Breakdown† as of 3/31/11‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 3/31/11

Description	% of Net Assets
Apple, Inc.	7.7%
Goldman Sachs Group, Inc. (The)	6.1%
JPMorgan Chase & Co.	5.4%
Wells Fargo & Co.	4.9%
Berkshire Hathaway, Inc.	4.8%
Google, Inc.	3.8%
UnitedHealth Group, Inc.	3.3%
Travelers Cos., Inc. (The)	2.4%
Bristol-Myers Squibb Co.	2.1%
CVS Caremark Corp.	2.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree LargeCap Growth Fund (the “Fund”) seeks investment results that correspond to the price and yield performance, before fees and expenses, of the WisdomTree LargeCap Growth Index.

The Fund returned 13.57% at net asset value (“NAV”) for the fiscal year ended March 31, 2011. The Fund’s performance benefited from favorable stock selection in the Information Technology sector, which had a significant relative underweight. A significant overweight to the Financials sector, which underperformed other sectors, contributed to a drag on fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.38%.

Performance as of 3/31/11

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree LargeCap Growth Index	Russell 1000 Growth Index
One Year	13.57%	13.93%	14.24%	18.26%
Since Inception[1]	23.00%	23.01%	23.70%	30.27%
[1]	Total returns are calculated based on the commencement of Fund trading on December 4, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

8	WisdomTree Domestic and International Earnings Funds

Performance Summary (unaudited)

WisdomTree India Earnings Fund (EPI)

Sector Breakdown† as of 3/31/11‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

#	Amount represents less than 0.05%.

Top Ten Holdings* as of 3/31/11

Description	% of Net Assets
Reliance Industries Ltd.	14.6%
Infosys Technologies Ltd.	6.7%
Oil & Natural Gas Corp., Ltd.	4.5%
Bharti Airtel Ltd.	3.3%
Housing Development Finance Corp.	3.0%
ICICI Bank Ltd.	3.0%
State Bank of India	2.8%
Tata Consultancy Services Ltd.	2.8%
Hindalco Industries Ltd.	2.2%
HDFC Bank Ltd.	1.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree India Earnings Fund (the “Fund”) seeks investment results that correspond to the price and yield performance, before fees and expenses, of the WisdomTree India Earnings Index.

The Fund returned 7.59% at net asset value (“NAV”) for the fiscal year ended March 31, 2011. Stock selection in the Financials sector contributed most positively to Fund performance. The Fund’s exposure to the Information Technology sector and its stock selection within the sector contributed to a drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual net expense ratio of the Fund is 0.88%. Fund expenses are capped by contract at 0.88%.

Performance as of 3/31/11

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree India Earnings Index	MSCI India Index
One Year	7.59%	6.88%	8.40%	9.46%
Three Year	3.87%	3.35%	5.33%	4.08%
Since Inception[1]	0.46%	0.11%	1.92%	0.06%
[1]	Total returns are calculated based on the commencement of Fund trading on February 22, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree Domestic and International Earnings Funds	9

		Cumulative Returns as of 3/31/11 (unaudited)
		Total Return NAV (%)			Market Price (%)
		1-Year	3-Year	Since Inception	1-Year	3-Year	Since Inception
WisdomTree Total Earnings Fund	EXT	15.44%	10.34%	2.20%	15.96%	10.40%	2.22%
Russell 3000 Index		17.41%	10.61%	1.74%	17.41%	10.61%	1.74%
WT Earnings Index		15.70%	11.20%	3.01%	15.70%	11.20%	3.01%
WisdomTree Earnings 500 Fund	EPS	13.99%	5.94%	-0.74%	14.45%	6.09%	-0.72%
S&P 500 Index		15.65%	7.23%	-0.17%	15.65%	7.23%	-0.17%
WT Earnings 500 Index		14.33%	6.83%	0.55%	14.33%	6.83%	0.55%
WisdomTree MidCap Earnings Fund	EZM	26.15%	45.64%	24.31%	26.37%	45.52%	24.36%
S&P MidCap 400 Index		26.95%	33.11%	21.26%	26.95%	33.11%	21.26%
WT MidCap Earnings Index		26.71%	47.08%	25.14%	26.71%	47.08%	13.72%
WisdomTree SmallCap Earnings Fund	EES	25.57%	46.23%	15.25%	25.78%	46.41%	15.19%
Russell 2000 Index		25.79%	27.96%	8.00%	25.79%	27.96%	8.00%
WT SmallCap Earnings Index		25.90%	45.74%	15.17%	25.90%	45.74%	15.17%
WisdomTree LargeCap Value Fund	EZY	17.86%	4.74%	-6.63%	18.23%	4.77%	-6.54%
Russell 1000 Value Index		15.15%	1.82%	-9.54%	15.15%	1.82%	-9.54%
Spliced WisdomTree Index		18.52%	6.17%	-5.31%	18.52%	6.17%	-5.31%
WisdomTree LargeCap Growth Fund	ROI	13.57%	n/a	61.68%	13.93%	n/a	61.71%
Russell 1000 Growth Index		18.26%	n/a	84.71%	18.26%	n/a	84.71%
WisdomTree LargeCap Growth Index		14.24%	n/a	63.80%	14.24%	n/a	63.80%
WisdomTree India Earnings Fund	EPI	7.59%	12.07%	1.42%	6.88%	10.39%	0.34%
MSCI India Index		9.46%	12.75%	0.20%	9.46%	12.75%	0.20%
WT India Earnings Index		8.40%	16.87%	6.07%	8.40%	16.87%	6.07%

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

Please see page 11 for the list of index descriptions.

10	WisdomTree Domestic and International Earnings Funds

Description of Terms and Indices (unaudited)

Below are descriptions of each index referenced in this Annual Report:

The WisdomTree Earnings Index measures the performance of earnings-generating companies within the broad U.S. stock market.

The WisdomTree Earnings 500 Index measures the performance of earnings-generating companies within the large-cap segment of the U.S. stock market.

The WisdomTree MidCap Earnings Index measures the performance of earnings-generating companies within the mid-capitalization segment of the U.S. stock market.

The WisdomTree SmallCap Earnings Index measures the performance of earnings-generating companies within the small-capitalization segment of the U.S. stock market.

The WisdomTree LargeCap Value Index is a fundamentally weighted index that measures the stock performance of value companies in the US.

The WisdomTree Low P/E Index measures the performance of companies with the lowest price-to-earnings ratios (P/E ratios) in the WisdomTree Earnings Index.

The WisdomTree LargeCap Growth Index is a fundamentally weighted index that measures the performance of large cap growth companies.

The WisdomTree India Earnings Index is a fundamentally weighted index that measures the performance of companies incorporated and traded in India that are profitable and that are eligible to be purchased by foreign investors as of the index measurement date.

The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies, based on total market capitalization.

The S&P 500 Index is a capitalization-weighted index of 500 stocks selected by Standard & Poor’s Index Committee, designed to represent the performance of the leading industries in the United States economy.

The Russell 1000 Growth Index is a measure of the large-capitalization growth segment of the U.S. equity universe, selecting from the Russell 1000 Index.

The Russell 1000 Value Index is a measure of the large-capitalization value segment of the U.S. equity universe, selecting from the Russell 1000 Index.

The S&P MidCap 400 Index is a capitalization-weighted index that measures the performance of the mid-capitalization range of the U.S. stock market, with stocks selected by the Standard & Poor’s Index Committee.

The Russell 2000 Index measures performance of the smallest 2,000 securities in the Russell 3000 Index.

The MSCI India Index is a free float-adjusted market capitalization index that is designed to measure the performance of stocks in India.

(1)	Spliced WisdomTree Index — WisdomTree Low P/E Index through June 19, 2009; WisdomTree LargeCap Value Index thereafter.

Index performance information assumes the reinvestment of gross dividends and excludes management fees, transaction costs and expenses. Performance information for the MSCI India Index assumes reinvestment of net dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

WisdomTree Domestic and International Earnings Funds	11

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2010 to March 31, 2011.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period 10/01/10 to 3/31/11” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

12	WisdomTree Domestic and International Earnings Funds

Shareholder Expense Examples (unaudited)(concluded)

	Beginning Account Value 10/01/10	Ending Account Value 3/31/11	Annualized Expense Ratio Based on the Period 10/01/10 to 3/31/11	Expenses Paid During the Period† 10/01/10 to 3/31/11
WisdomTree Total Earnings Fund
Actual	$1,000.00	$1,164.00	0.28%	$1.51
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	0.28%	$1.41
WisdomTree Earnings 500 Fund
Actual	$1,000.00	$1,154.14	0.28%	$1.50
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	0.28%	$1.41
WisdomTree MidCap Earnings Fund
Actual	$1,000.00	$1,224.97	0.38%	$2.13
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.38%	$1.92
WisdomTree SmallCap Earnings Fund
Actual	$1,000.00	$1,224.96	0.38%	$2.11
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.38%	$1.92
WisdomTree LargeCap Value Fund
Actual	$1,000.00	$1,233.44	0.38%	$2.12
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.38%	$1.92
WisdomTree LargeCap Growth Fund
Actual	$1,000.00	$1,163.50	0.38%	$2.05
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.38%	$1.92
WisdomTree India Earnings Fund
Actual	$1,000.00	$946.11	0.88%	$4.27
Hypothetical (5% return before expenses)	$1,000.00	$1,020.54	0.88%	$4.43
†	Expenses are calculated using each Fund’s annualized expense ratio, multipled by the average account value for the period, multipled by 182/365 (to reflect one-half year period).

WisdomTree Domestic and International Earnings Funds	13

Schedule of Investments

WisdomTree Total Earnings Fund (EXT)

March 31, 2011

Investments	Shares	Fair Value

COMMON STOCKS – 99.1%
Aerospace & Defense – 2.9%
AAR Corp.*	270	$7,484
Alliant Techsystems, Inc.	203	14,346
BE Aerospace, Inc.*	178	6,324
Boeing Co. (The)	2,860	211,440
Ceradyne, Inc.*	234	10,549
Cubic Corp.	234	13,455
Curtiss-Wright Corp.(a)	177	6,220
Esterline Technologies Corp.*	136	9,618
General Dynamics Corp.	2,119	162,231
Goodrich Corp.(a)	390	33,357
HEICO Corp.(a)	52	3,251
Hexcel Corp.*	641	12,621
Honeywell International, Inc.	2,041	121,868
Huntington Ingalls Industries, Inc.*	301	12,491
ITT Corp.	670	40,233
L-3 Communications Holdings, Inc.	818	64,058
Lockheed Martin Corp.	2,171	174,548
Moog, Inc. Class A*	183	8,402
National Presto Industries, Inc.	91	10,254
Northrop Grumman Corp.	1,808	113,380
Orbital Sciences Corp.*	227	4,295
Precision Castparts Corp.	407	59,902
Raytheon Co.	2,407	122,444
Rockwell Collins, Inc.	520	33,712
Spirit Aerosystems Holdings, Inc. Class A*(a)	684	17,558
Teledyne Technologies, Inc.*	136	7,033
TransDigm Group, Inc.*	104	8,718
Triumph Group, Inc.	116	10,260
United Technologies Corp.	3,183	269,441

Total Aerospace & Defense		1,569,493
Air Freight & Logistics – 0.5%
Atlas Air Worldwide Holdings, Inc.*(a)	166	11,574
C.H. Robinson Worldwide, Inc.	292	21,646
Expeditors International of Washington, Inc.	350	17,549
FedEx Corp.	539	50,423
Forward Air Corp.	111	3,400
HUB Group, Inc. Class A*	139	5,030
United Parcel Service, Inc. Class B	2,461	182,902

Total Air Freight & Logistics		292,524
Airlines – 0.3%
Alaska Air Group, Inc.*	195	12,367
Allegiant Travel Co.(a)	189	8,280
Delta Air Lines, Inc.*	3,285	32,193
Hawaiian Holdings, Inc.*	1,231	7,398
JetBlue Airways Corp.*(a)	1,073	6,728
Republic Airways Holdings, Inc.*	454	2,919
Skywest, Inc.	342	5,786
Southwest Airlines Co.	2,141	27,041
United Continental Holdings, Inc.*(a)	835	19,197
US Airways Group, Inc.*(a)	2,259	19,676

Total Airlines		141,585

Investments	Shares	Fair Value

Auto Components – 0.5%
American Axle & Manufacturing Holdings, Inc.*	720	$9,065
BorgWarner, Inc.*(a)	228	18,169
Cooper Tire & Rubber Co.	298	7,673
Federal-Mogul Corp.*	473	11,778
Gentex Corp.	192	5,808
Goodyear Tire & Rubber Co. (The)*	574	8,599
Johnson Controls, Inc.	2,258	93,865
Lear Corp.	1,010	49,359
TRW Automotive Holdings Corp.*	880	48,470

Total Auto Components		252,786
Automobiles – 0.7%
Ford Motor Co.*	24,900	371,259
Harley-Davidson, Inc.(a)	318	13,512
Thor Industries, Inc.	210	7,008

Total Automobiles		391,779
Beverages – 1.8%
Brown-Forman Corp. Class B	374	25,544
Coca-Cola Bottling Co. Consolidated	163	10,895
Coca-Cola Co. (The)	7,188	476,924
Coca-Cola Enterprises, Inc.	735	20,066
Constellation Brands, Inc. Class A*	550	11,154
Dr. Pepper Snapple Group, Inc.(a)	879	32,664
Hansen Natural Corp.*	271	16,322
Molson Coors Brewing Co. Class B	842	39,481
PepsiCo, Inc.	5,284	340,342

Total Beverages		973,392
Biotechnology – 1.4%
Alexion Pharmaceuticals, Inc.*	240	23,683
Amgen, Inc.*	5,010	267,785
Ariad Pharmaceuticals, Inc.*	1,585	11,919
Biogen Idec, Inc.*	995	73,023
BioMarin Pharmaceutical, Inc.*	494	12,414
Celgene Corp.*	987	56,782
Cephalon, Inc.*(a)	373	28,266
Cubist Pharmaceuticals, Inc.*	288	7,269
Emergent Biosolutions, Inc.*	143	3,455
Gilead Sciences, Inc.*	5,071	215,213
Myriad Genetics, Inc.*	509	10,257
PDL BioPharma, Inc.	2,860	16,588
Talecris Biotherapeutics Holdings Corp.*	475	12,730

Total Biotechnology		739,384
Building Products – 0.2%
A.O. Smith Corp.	241	10,686
Ameron International Corp.	63	4,397
Apogee Enterprises, Inc.	340	4,485
Owens Corning*	2,087	75,111
Simpson Manufacturing Co., Inc.	138	4,065

Total Building Products		98,744
Capital Markets – 3.3%
American Capital Ltd.*	5,932	58,727
Ameriprise Financial, Inc.	1,194	72,930

See Notes to Financial Statements.

14	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2011

Investments	Shares	Fair Value

Ares Capital Corp.	2,240	$37,856
Artio Global Investors, Inc. Class A	705	11,393
Bank of New York Mellon Corp. (The)	5,387	160,910
BlackRock Kelso Capital Corp.(a)	533	5,399
BlackRock, Inc.	546	109,751
Charles Schwab Corp. (The)	2,275	41,018
Eaton Vance Corp.	435	14,024
Federated Investors, Inc. Class B(a)	481	12,867
Financial Engines, Inc.*	338	9,315
Franklin Resources, Inc.	773	96,687
GAMCO Investors, Inc. Class A	133	6,166
GFI Group, Inc.(a)	1,261	6,330
Gleacher & Co., Inc.*	1,801	3,134
Goldman Sachs Group, Inc. (The)	4,030	638,634
Greenhill & Co., Inc.(a)	72	4,737
Investment Technology Group, Inc.*	250	4,548
Janus Capital Group, Inc.	756	9,427
Jefferies Group, Inc.*	497	12,395
Knight Capital Group, Inc. Class A*(a)	589	7,893
Legg Mason, Inc.(a)	400	14,436
Morgan Stanley	5,816	158,893
Northern Trust Corp.	797	40,448
optionsXpress Holdings, Inc.	372	6,811
Prospect Capital Corp.(a)	304	3,712
Raymond James Financial, Inc.	548	20,956
SEI Investments Co.	520	12,418
Solar Capital Ltd.	398	9,504
State Street Corp.	2,660	119,540
T. Rowe Price Group, Inc.	622	41,313
TD Ameritrade Holding Corp.	1,947	40,634
Waddell & Reed Financial, Inc. Class A	158	6,416

Total Capital Markets		1,799,222
Chemicals – 2.1%
Air Products & Chemicals, Inc.	693	62,495
Airgas, Inc.	211	14,015
Albemarle Corp.	271	16,198
Arch Chemicals, Inc.	140	5,823
Ashland, Inc.	308	17,790
Balchem Corp.	87	3,264
Cabot Corp.	225	10,415
Celanese Corp.	480	21,298
CF Industries Holdings, Inc.	94	12,858
Cytec Industries, Inc.	112	6,089
Dow Chemical Co. (The)	2,608	98,452
E.I. Du Pont de Nemours & Co.	3,281	180,357
Eastman Chemical Co.	284	28,207
Ecolab, Inc.	520	26,530
FMC Corp.(a)	272	23,101
H.B. Fuller Co.	317	6,809
Innophos Holdings, Inc.	55	2,536
International Flavors & Fragrances, Inc.	316	19,687
Intrepid Potash, Inc.*	46	1,602
Koppers Holdings, Inc.	186	7,942

Investments	Shares	Fair Value

Kraton Performance Polymers, Inc.*	337	$12,890
Lubrizol Corp.	406	54,388
Monsanto Co.	1,048	75,728
Mosaic Co. (The)	923	72,686
Nalco Holding Co.	324	8,848
NewMarket Corp.	131	20,727
Olin Corp.	430	9,856
PPG Industries, Inc.	565	53,794
Praxair, Inc.	921	93,574
Rockwood Holdings, Inc.*	206	10,139
RPM International, Inc.	776	18,414
Scotts Miracle-Gro Co. (The) Class A(a)	316	18,281
Sensient Technologies Corp.	188	6,738
Sherwin-Williams Co. (The)	353	29,648
Sigma-Aldrich Corp.	358	22,783
Stepan Co.	139	10,077
Valspar Corp.	362	14,154
W.R. Grace & Co.*	371	14,206
Westlake Chemical Corp.	215	12,083

Total Chemicals		1,124,482
Commercial Banks – 2.7%
Bancfirst Corp.	71	3,030
BancorpSouth, Inc.(a)	321	4,959
Bank of Hawaii Corp.	211	10,090
Bank of the Ozarks, Inc.	111	4,852
BB&T Corp.(a)	1,911	52,457
BOK Financial Corp.	387	20,000
Camden National Corp.	279	9,553
CIT Group, Inc.*	5,080	216,154
City National Corp.	158	9,014
Commerce Bancshares, Inc.	460	18,602
Community Bank System, Inc.(a)	159	3,859
Community Trust Bancorp, Inc.	101	2,795
Cullen/Frost Bankers, Inc.(a)	204	12,040
CVB Financial Corp.	413	3,845
First Citizens BancShares, Inc. Class A	42	8,424
First Financial Bancorp	236	3,939
First Financial Bankshares, Inc.(a)	86	4,418
FirstMerit Corp.	322	5,493
FNB Corp.(a)	361	3,805
Fulton Financial Corp.	709	7,877
Glacier Bancorp, Inc.(a)	247	3,717
Hancock Holding Co.(a)	114	3,744
Iberiabank Corp.(a)	115	6,915
International Bancshares Corp.	438	8,033
M&T Bank Corp.	452	39,988
NBT Bancorp, Inc.	154	3,510
Old National Bancorp	298	3,195
Park National Corp.	69	4,611
PNC Financial Services Group, Inc.	2,199	138,515
Prosperity Bancshares, Inc.	166	7,100
Republic Bancorp, Inc. Class A	476	9,272
S&T Bancorp, Inc.(a)	117	2,524

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	15

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2011

Investments	Shares	Fair Value

Simmons First National Corp. Class A	341	$9,238
Susquehanna Bancshares, Inc.	318	2,973
SVB Financial Group*	206	11,728
TCF Financial Corp.	635	10,071
Tompkins Financial Corp.	241	10,014
Trustmark Corp.	248	5,808
U.S. Bancorp	6,964	184,058
UMB Financial Corp.	116	4,333
United Bankshares, Inc.(a)	160	4,243
Valley National Bancorp	364	5,081
Wells Fargo & Co.	18,124	574,531
Westamerica Bancorp.	91	4,675

Total Commercial Banks		1,463,083
Commercial Services & Supplies – 0.6%
ABM Industries, Inc.	208	5,281
Avery Dennison Corp.	348	14,602
Brink’s Co. (The)	388	12,847
Cintas Corp.	550	16,648
Clean Harbors, Inc.*	72	7,104
Consolidated Graphics, Inc.*	166	9,069
Copart, Inc.*	273	11,829
Corrections Corp. of America*	419	10,224
Covanta Holding Corp.	350	5,978
Deluxe Corp.(a)	436	11,571
Ennis, Inc.	619	10,542
Geo Group, Inc. (The)*	138	3,538
Herman Miller, Inc.	66	1,814
HNI Corp.	277	8,742
Iron Mountain, Inc.	646	20,175
Knoll, Inc.	505	10,585
M&F Worldwide Corp.*	232	5,828
McGrath Rentcorp	74	2,018
Mine Safety Appliances Co.	154	5,647
Pitney Bowes, Inc.(a)	1,118	28,721
Republic Services, Inc.	818	24,573
Rollins, Inc.	406	8,242
Stericycle, Inc.*	156	13,833
SYKES Enterprises, Inc.*	246	4,863
Tetra Tech, Inc.*(a)	184	4,543
UniFirst Corp.	121	6,414
United Stationers, Inc.	163	11,581
Waste Connections, Inc.(a)	301	8,666
Waste Management, Inc.	1,604	59,893

Total Commercial Services & Supplies		345,371
Communications Equipment – 1.4%
ADTRAN, Inc.	327	13,884
Arris Group, Inc.*	503	6,408
Black Box Corp.	113	3,972
Cisco Systems, Inc.	24,726	424,051
Comtech Telecommunications Corp.	109	2,963
F5 Networks, Inc.*	75	7,693
Harris Corp.	749	37,150
InterDigital, Inc.(a)	264	12,595

Investments	Shares	Fair Value
Juniper Networks, Inc.*	827	$34,800
Loral Space & Communications, Inc.*	135	10,469
Plantronics, Inc.	175	6,409
Polycom, Inc.*	80	4,148
QUALCOMM, Inc.	3,861	211,699
Tekelec*	292	2,371
Tellabs, Inc.	1,675	8,777

Total Communications Equipment		787,389
Computers & Peripherals – 3.7%
Apple, Inc.*	2,716	946,390
Dell, Inc.*	9,921	143,954
Diebold, Inc.	224	7,943
EMC Corp.*(a)	4,664	123,829
Hewlett-Packard Co.	13,172	539,657
Lexmark International, Inc. Class A*	584	21,632
NCR Corp.*	617	11,624
NetApp, Inc.*	713	34,352
QLogic Corp.*	524	9,720
SanDisk Corp.*	1,454	67,015
Synaptics, Inc.*(a)	339	9,160
Western Digital Corp.*	2,435	90,801

Total Computers & Peripherals		2,006,077
Construction & Engineering – 0.3%
Aecom Technology Corp.*	594	16,472
EMCOR Group, Inc.*	80	2,478
Fluor Corp.	449	33,073
Jacobs Engineering Group, Inc.*	409	21,035
KBR, Inc.	769	29,045
MasTec, Inc.*	394	8,195
Quanta Services, Inc.*	828	18,572
Tutor Perini Corp.	332	8,087
URS Corp.*	455	20,953

Total Construction & Engineering		157,910
Construction Materials – 0.0%
Martin Marietta Materials, Inc.	91	8,160
Consumer Finance – 1.0%
Advance America, Cash Advance Centers, Inc.	1,510	8,003
American Express Co.	4,112	185,862
Capital One Financial Corp.	4,080	211,997
Cash America International, Inc.	177	8,151
Credit Acceptance Corp.*	251	17,811
Discover Financial Services	1,191	28,727
Dollar Financial Corp.*(a)	476	9,877
Ezcorp, Inc. Class A*	205	6,435
First Cash Financial Services, Inc.*	97	3,744
Nelnet, Inc. Class A	517	11,286
SLM Corp.*	4,098	62,699
World Acceptance Corp.*(a)	159	10,367

Total Consumer Finance		564,959
Containers & Packaging – 0.4%
Aptargroup, Inc.	205	10,277
Ball Corp.	1,010	36,208

See Notes to Financial Statements.

16	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2011

Investments	Shares	Fair Value

Bemis Co., Inc.	297	$9,745
Boise, Inc.(a)	1,738	15,920
Crown Holdings, Inc.*	670	25,849
Greif, Inc. Class A	251	16,418
Owens-Illinois, Inc.*	317	9,570
Packaging Corp. of America	501	14,474
Rock-Tenn Co. Class A(a)	326	22,608
Sealed Air Corp.	965	25,727
Silgan Holdings, Inc.	249	9,497
Sonoco Products Co.	252	9,130
Temple-Inland, Inc.	551	12,893

Total Containers & Packaging		218,316
Distributors – 0.1%
Core-Mark Holding Co., Inc.*	71	2,346
Genuine Parts Co.	531	28,483
LKQ Corp.*	526	12,677
Pool Corp.	229	5,521

Total Distributors		49,027
Diversified Consumer Services – 0.5%
Apollo Group, Inc. Class A*	1,341	55,933
Bridgepoint Education, Inc.*(a)	427	7,302
Career Education Corp.*	806	18,312
Corinthian Colleges, Inc.*(a)	3,093	13,671
DeVry, Inc.	294	16,191
Education Management Corp.*(a)	904	18,930
H&R Block, Inc.	2,061	34,501
Hillenbrand, Inc.	462	9,933
ITT Educational Services, Inc.*(a)	375	27,056
Lincoln Educational Services Corp.	443	7,039
Matthews International Corp. Class A	112	4,318
Pre-Paid Legal Services, Inc.*	88	5,808
Regis Corp.	322	5,712
Service Corp. International	2,103	23,259
Sotheby’s	165	8,679
Strayer Education, Inc.	23	3,001
Weight Watchers International, Inc.	267	18,717

Total Diversified Consumer Services		278,362
Diversified Financial Services – 2.7%
Bank of America Corp.	13,257	176,716
CBOE Holdings, Inc.	387	11,211
Citigroup, Inc.*	9,829	43,444
CME Group, Inc.	201	60,612
Interactive Brokers Group, Inc. Class A	520	8,263
IntercontinentalExchange, Inc.*	254	31,379
JPMorgan Chase & Co.	21,919	1,010,466
Leucadia National Corp.	365	13,702
Moody’s Corp.	1,301	44,117
MSCI, Inc. Class A*	129	4,750
NASDAQ OMX Group, Inc. (The)*	1,264	32,662
NYSE Euronext	1,283	45,123
Portfolio Recovery Associates, Inc.*	56	4,767

Total Diversified Financial Services		1,487,212

Investments	Shares	Fair Value

Diversified Telecommunication Services – 2.8%
AboveNet, Inc.	298	$19,328
AT&T, Inc.	41,585	1,272,501
CenturyLink, Inc.(a)	1,313	54,555
Cincinnati Bell, Inc.*	1,031	2,763
Frontier Communications Corp.(a)	714	5,869
Qwest Communications International, Inc.	916	6,256
tw telecom, inc.*	953	18,298
Verizon Communications, Inc.	3,282	126,488
Windstream Corp.(a)	1,343	17,285

Total Diversified Telecommunication Services		1,523,343
Electric Utilities – 2.1%
ALLETE, Inc.	158	6,157
American Electric Power Co., Inc.	2,353	82,684
Cleco Corp.	491	16,836
DPL, Inc.	727	19,927
Duke Energy Corp.	5,588	101,422
Edison International	2,119	77,534
El Paso Electric Co.*	185	5,624
Entergy Corp.	1,166	78,367
Exelon Corp.	3,915	161,455
FirstEnergy Corp.	2,038	75,589
Great Plains Energy, Inc.	849	16,997
Hawaiian Electric Industries, Inc.	294	7,291
IDACORP, Inc.	183	6,972
ITC Holdings Corp.	133	9,297
MGE Energy, Inc.	115	4,656
NextEra Energy, Inc.	2,335	128,705
Northeast Utilities	891	30,829
NV Energy, Inc.	911	13,565
Pepco Holdings, Inc.	733	13,670
Pinnacle West Capital Corp.	393	16,817
Portland General Electric Co.	252	5,990
PPL Corp.	1,815	45,920
Progress Energy, Inc.	1,240	57,214
Southern Co.	3,254	124,010
UIL Holdings Corp.	117	3,571
Unisource Energy Corp.	292	10,550
Westar Energy, Inc.(a)	419	11,070

Total Electric Utilities		1,132,719
Electrical Equipment – 0.6%
Acuity Brands, Inc.	64	3,743
AMETEK, Inc.	558	24,480
AZZ, Inc.	45	2,052
Brady Corp. Class A	281	10,029
Emerson Electric Co.	2,026	118,379
EnerSys*	336	13,356
General Cable Corp.*	41	1,775
GrafTech International Ltd.*	360	7,427
Hubbell, Inc. Class B	299	21,238
II-VI, Inc.*	202	10,050
Powell Industries, Inc.*	273	10,767
Regal-Beloit Corp.	188	13,880

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	17

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2011

Investments	Shares	Fair Value

Rockwell Automation, Inc.(a)	251	$23,757
Roper Industries, Inc.	297	25,679
Thomas & Betts Corp.*	98	5,828
Woodward, Inc.	293	10,126

Total Electrical Equipment		302,566
Electronic Equipment, Instruments & Components – 1.0%
Amphenol Corp. Class A	599	32,580
Anixter International, Inc.	110	7,688
Arrow Electronics, Inc.*	722	30,237
Avnet, Inc.*	772	26,317
AVX Corp.	848	12,644
Benchmark Electronics, Inc.*	369	7,000
Checkpoint Systems, Inc.*(a)	327	7,351
Corning, Inc.	10,801	222,825
Dolby Laboratories, Inc. Class A*	262	12,893
FLIR Systems, Inc.(a)	686	23,742
Ingram Micro, Inc. Class A*	959	20,168
Insight Enterprises, Inc.*	476	8,106
Jabil Circuit, Inc.	702	14,342
Molex, Inc.(a)	458	11,505
MTS Systems Corp.	135	6,149
Multi-Fineline Electronix, Inc.*	326	9,200
National Instruments Corp.	376	12,321
Plexus Corp.*(a)	280	9,817
Power-One, Inc.*(a)	736	6,440
Rofin-Sinar Technologies, Inc.*	184	7,268
Sanmina-SCI Corp.*	617	6,917
Scansource, Inc.*	204	7,750
SYNNEX Corp.*	229	7,495
Tech Data Corp.*	322	16,377
Trimble Navigation Ltd.*	117	5,913
Vishay Intertechnology, Inc.*	1,018	18,059

Total Electronic Equipment, Instruments & Components		551,104
Energy Equipment & Services – 1.2%
Atwood Oceanics, Inc.*	418	19,408
Baker Hughes, Inc.	626	45,967
Bristow Group, Inc.*	166	7,852
Cameron International Corp.*	631	36,030
CARBO Ceramics, Inc.(a)	111	15,664
Diamond Offshore Drilling, Inc.(a)	938	72,883
Dresser-Rand Group, Inc.*	190	10,188
Dril-Quip, Inc.*	133	10,511
FMC Technologies, Inc.*	264	24,943
Gulfmark Offshore, Inc. Class A*	226	10,059
Halliburton Co.	2,191	109,199
Helmerich & Payne, Inc.	354	24,316
Hornbeck Offshore Services, Inc.*(a)	301	9,286
Lufkin Industries, Inc.(a)	35	3,271
National Oilwell Varco, Inc.	1,606	127,308
Oceaneering International, Inc.*	209	18,695
Oil States International, Inc.*	156	11,878

Investments	Shares	Fair Value

Patterson-UTI Energy, Inc.(a)	458	$13,461
Pride International, Inc.*	406	17,438
Rowan Cos., Inc.*	523	23,106
RPC, Inc.(a)	287	7,267
SEACOR Holdings, Inc.	129	11,927
Tidewater, Inc.(a)	191	11,431
Unit Corp.*	180	11,151
Willbros Group, Inc.*	552	6,028

Total Energy Equipment & Services		659,267
Food & Staples Retailing – 2.9%
BJ’s Wholesale Club, Inc.*	200	9,764
Casey’s General Stores, Inc.	212	8,268
Costco Wholesale Corp.	1,129	82,778
CVS Caremark Corp.	6,396	219,511
Ingles Markets, Inc. Class A	202	4,002
Kroger Co. (The)	2,824	67,691
Pantry, Inc. (The)*	70	1,038
Pricesmart, Inc.	78	2,858
Ruddick Corp.	178	6,869
Safeway, Inc.	1,725	40,606
Spartan Stores, Inc.	87	1,287
Sysco Corp.	2,348	65,040
United Natural Foods, Inc.*	159	7,126
Walgreen Co.	3,530	141,694
Wal-Mart Stores, Inc.	17,138	892,033
Whole Foods Market, Inc.	302	19,902

Total Food & Staples Retailing		1,570,467
Food Products – 1.8%
Archer-Daniels-Midland Co.	3,543	127,583
Cal-Maine Foods, Inc.(a)	272	8,024
Campbell Soup Co.(a)	1,312	43,440
Chiquita Brands International, Inc.*	235	3,605
ConAgra Foods, Inc.	1,725	40,969
Corn Products International, Inc.	215	11,141
Darling International, Inc.*	777	11,942
Dean Foods Co.*	1,149	11,490
Flowers Foods, Inc.(a)	249	6,780
General Mills, Inc.	2,361	86,295
H.J. Heinz Co.	1,077	52,579
Hershey Co. (The)	852	46,306
Hormel Foods Corp.	884	24,611
J.M. Smucker Co. (The)	543	38,765
Kellogg Co.	1,418	76,544
Kraft Foods, Inc. Class A	5,101	159,967
Lancaster Colony Corp.(a)	119	7,211
McCormick & Co., Inc.	444	21,237
Mead Johnson Nutrition Co.	419	24,273
Pilgrim’s Pride Corp.*	1,090	8,404
Ralcorp Holdings, Inc.*	343	23,471
Sanderson Farms, Inc.	164	7,531
Sara Lee Corp.	1,946	34,386
Seneca Foods Corp. Class A*(a)	390	11,649
TreeHouse Foods, Inc.*	216	12,284

See Notes to Financial Statements.

18	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2011

Investments	Shares	Fair Value

Tyson Foods, Inc. Class A	2,782	$53,387

Total Food Products		953,874
Gas Utilities – 0.4%
AGL Resources, Inc.	547	21,792
Atmos Energy Corp.	385	13,129
Energen Corp.	458	28,909
Laclede Group, Inc. (The)	90	3,429
National Fuel Gas Co.	163	12,062
New Jersey Resources Corp.	181	7,774
Nicor, Inc.	182	9,773
Northwest Natural Gas Co.	98	4,521
Oneok, Inc.	526	35,179
Piedmont Natural Gas Co., Inc.(a)	225	6,829
Questar Corp.	820	14,309
South Jersey Industries, Inc.	134	7,500
Southwest Gas Corp.	177	6,898
UGI Corp.	446	14,673
WGL Holdings, Inc.	189	7,371

Total Gas Utilities		194,148
Health Care Equipment & Supplies – 1.7%
Align Technology, Inc.*(a)	507	10,383
American Medical Systems Holdings, Inc.*	483	10,452
Baxter International, Inc.	1,904	102,378
Beckman Coulter, Inc.	179	14,869
Becton Dickinson and Co.	860	68,473
Boston Scientific Corp.*(a)	4,391	31,571
C.R. Bard, Inc.(a)	329	32,673
CareFusion Corp.*	289	8,150
Conmed Corp.*	138	3,627
Cooper Cos., Inc. (The)	235	16,321
Cyberonics, Inc.*	99	3,149
DENTSPLY International, Inc.	689	25,486
Edwards Lifesciences Corp.*(a)	152	13,224
Gen-Probe, Inc.*	120	7,962
Greatbatch, Inc.*	115	3,043
Haemonetics Corp.*	67	4,391
Hill-Rom Holdings, Inc.	208	7,900
Hospira, Inc.*	428	23,626
IDEXX Laboratories, Inc.*(a)	180	13,900
Immucor, Inc.*	183	3,620
Intuitive Surgical, Inc.*	81	27,010
Kinetic Concepts, Inc.*	409	22,258
Medtronic, Inc.	4,783	188,211
ResMed, Inc.*	347	10,410
St. Jude Medical, Inc.	1,253	64,229
STERIS Corp.	229	7,910
Stryker Corp.(a)	1,429	86,883
Teleflex, Inc.	250	14,495
Varian Medical Systems, Inc.*	330	22,321
West Pharmaceutical Services, Inc.	112	5,014
Zimmer Holdings, Inc.*	963	58,290

Total Health Care Equipment & Supplies		912,229

Investments	Shares	Fair Value

Health Care Providers & Services – 3.2%
Aetna, Inc.	2,881	$107,836
Amedisys, Inc.*(a)	320	11,200
AMERIGROUP Corp.*(a)	453	29,105
AmerisourceBergen Corp.	1,183	46,800
Amsurg Corp.*	155	3,943
Cardinal Health, Inc.	1,351	55,567
Catalyst Health Solutions, Inc.*	165	9,229
Centene Corp.*	249	8,212
Chemed Corp.	113	7,527
CIGNA Corp.	1,761	77,977
Community Health Systems, Inc.*	611	24,434
Coventry Health Care, Inc.*	982	31,316
DaVita, Inc.*	385	32,921
Emergency Medical Services Corp. Class A*	138	8,775
Ensign Group, Inc. (The)	147	4,694
Express Scripts, Inc.*	1,291	71,793
Five Star Quality Care, Inc.*	1,579	12,837
Gentiva Health Services, Inc.*	178	4,989
Hanger Orthopedic Group, Inc.*	142	3,696
Health Management Associates, Inc. Class A*	1,851	20,176
Health Net, Inc.*	461	15,075
Healthsouth Corp.*	480	11,990
Healthspring, Inc.*	410	15,322
Healthways, Inc.*(a)	301	4,626
Henry Schein, Inc.*	319	22,384
Humana, Inc.*	1,392	97,357
Kindred Healthcare, Inc.*	269	6,424
Laboratory Corp. of America Holdings*(a)	403	37,128
Landauer, Inc.	25	1,538
LHC Group, Inc.*	258	7,740
LifePoint Hospitals, Inc.*	315	12,657
Lincare Holdings, Inc.	549	16,283
Magellan Health Services, Inc.*	143	7,018
McKesson Corp.	1,082	85,532
Medco Health Solutions, Inc.*	1,398	78,512
Mednax, Inc.*	204	13,588
Molina Healthcare, Inc.*	207	8,280
National Healthcare Corp.	46	2,139
Omnicare, Inc.(a)	467	14,005
Owens & Minor, Inc.	210	6,821
Patterson Cos., Inc.	478	15,387
PSS World Medical, Inc.*	186	5,050
Quest Diagnostics, Inc.	963	55,584
Select Medical Holdings Corp.*	1,524	12,283
Triple-S Management Corp. Class B*	551	11,340
UnitedHealth Group, Inc.	7,894	356,809
Universal American Corp.(a)	669	15,327
Universal Health Services, Inc. Class B	357	17,639
VCA Antech, Inc.*(a)	317	7,982
WellPoint, Inc.	2,904	202,670

Total Health Care Providers & Services		1,737,517

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	19

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2011

Investments	Shares	Fair Value

Health Care Technology – 0.0%
Allscripts Healthcare Solutions, Inc.*	304	$6,381
Cerner Corp.*(a)	202	22,462

Total Health Care Technology		28,843
Hotels, Restaurants & Leisure – 1.2%
Ameristar Casinos, Inc.	394	6,994
Bally Technologies, Inc.*	254	9,614
Bob Evans Farms, Inc.	166	5,412
Brinker International, Inc.	643	16,268
CEC Entertainment, Inc.	142	5,358
Cheesecake Factory (The)*	118	3,551
Chipotle Mexican Grill, Inc.*	44	11,984
Choice Hotels International, Inc.	185	7,187
Cracker Barrel Old Country Store, Inc.	159	7,813
Darden Restaurants, Inc.(a)	519	25,498
Domino’s Pizza, Inc.*	662	12,201
Einstein Noah Restaurant Group, Inc.	438	7,131
International Game Technology	709	11,507
International Speedway Corp. Class A	204	6,079
Interval Leisure Group, Inc.*	208	3,401
Jack In The Box, Inc.*	239	5,421
Life Time Fitness, Inc.*	126	4,701
Marriott International, Inc. Class A	611	21,739
McDonald’s Corp.	3,894	296,294
Panera Bread Co. Class A*	68	8,636
Papa John’s International, Inc.*	384	12,161
Sonic Corp.*	271	2,453
Speedway Motorsports, Inc.	115	1,838
Starbucks Corp.	1,830	67,618
Texas Roadhouse, Inc.	201	3,415
Vail Resorts, Inc.*	32	1,560
WMS Industries, Inc.*	143	5,055
Wyndham Worldwide Corp.	801	25,480
Yum! Brands, Inc.	1,398	71,829

Total Hotels, Restaurants & Leisure		668,198
Household Durables – 0.4%
American Greetings Corp. Class A	518	12,225
Blyth, Inc.	117	3,801
D.R. Horton, Inc.	1,455	16,951
Fortune Brands, Inc.	418	25,870
Jarden Corp.	132	4,695
Leggett & Platt, Inc.	419	10,266
Lennar Corp. Class A	394	7,139
MDC Holdings, Inc.	380	9,633
Mohawk Industries, Inc.*	162	9,906
Newell Rubbermaid, Inc.	1,302	24,907
NVR, Inc.*	26	19,656
Stanley Black & Decker, Inc.	112	8,579
Tempur-Pedic International, Inc.*	224	11,348
Tupperware Brands Corp.	164	9,793
Whirlpool Corp.	416	35,510

Total Household Durables		210,279

Investments	Shares	Fair Value

Household Products – 1.8%
Central Garden and Pet Co. Class A*	896	$8,252
Church & Dwight Co., Inc.	338	26,817
Clorox Co.(a)	561	39,309
Colgate-Palmolive Co.	1,679	135,596
Energizer Holdings, Inc.*	315	22,416
Kimberly-Clark Corp.	1,876	122,447
Procter & Gamble Co. (The)	9,864	607,622
WD-40 Co.	54	2,286

Total Household Products		964,745
Independent Power Producers & Energy Traders – 0.1%
AES Corp. (The)*	3,208	41,704
NRG Energy, Inc.*	1,694	36,489
Ormat Technologies, Inc.(a)	114	2,887

Total Independent Power Producers & Energy Traders		81,080
Industrial Conglomerates – 1.9%
3M Co.	2,777	259,649
Carlisle Cos., Inc.	118	5,257
General Electric Co.	38,132	764,547
Seaboard Corp.	5	12,065

Total Industrial Conglomerates		1,041,518
Insurance – 5.2%
Alleghany Corp.*	44	14,563
Allstate Corp. (The)	3,456	109,832
American Family Life Assurance Co., Inc.	2,903	153,220
American Financial Group, Inc.	861	30,152
American National Insurance Co.	95	7,521
AMERISAFE, Inc.*	162	3,582
Amtrust Financial Services, Inc.	646	12,319
AON Corp.	817	43,268
Arthur J. Gallagher & Co.	272	8,272
Assurant, Inc.	892	34,351
Berkshire Hathaway, Inc. Class B*	7,602	635,755
Brown & Brown, Inc.	424	10,939
Chubb Corp.	2,066	126,666
Cincinnati Financial Corp.(a)	455	14,924
CNA Financial Corp.*	942	27,836
CNA Surety Corp.*	332	8,386
CNO Financial Group, Inc.*	1,643	12,339
Delphi Financial Group, Inc. Class A	401	12,315
Employers Holdings, Inc.	371	7,665
Erie Indemnity Co. Class A	202	14,364
FBL Financial Group, Inc. Class A	482	14,807
Fidelity National Financial, Inc. Class A	1,346	19,019
First American Financial Corp.	611	10,081
FPIC Insurance Group, Inc.*	103	3,904
Genworth Financial, Inc. Class A*	2,208	29,720
Hanover Insurance Group, Inc. (The)	171	7,738
Harleysville Group, Inc.	161	5,334
Hartford Financial Services Group, Inc.	3,935	105,970
HCC Insurance Holdings, Inc.	677	21,197
Horace Mann Educators Corp.	274	4,603

See Notes to Financial Statements.

20	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2011

Investments	Shares	Fair Value

Infinity Property & Casualty Corp.	82	$4,878
Lincoln National Corp.(a)	1,844	55,394
Loews Corp.	1,819	78,381
Markel Corp.*	33	13,677
Marsh & McLennan Cos., Inc.	1,073	31,986
Mercury General Corp.	184	7,200
MetLife, Inc.	4,071	182,096
National Western Life Insurance Co. Class A	51	8,275
Navigators Group, Inc. (The)*	53	2,729
Primerica, Inc.(a)	845	21,556
Principal Financial Group, Inc.	1,562	50,156
ProAssurance Corp.*	244	15,462
Progressive Corp. (The)	3,070	64,869
Protective Life Corp.	530	14,071
Prudential Financial, Inc.	4,404	271,198
Reinsurance Group of America, Inc.	476	29,883
RLI Corp.(a)	255	14,701
Safety Insurance Group, Inc.	109	5,026
Selective Insurance Group, Inc.	141	2,439
StanCorp Financial Group, Inc.	305	14,067
Symetra Financial Corp.	821	11,166
Torchmark Corp.	503	33,439
Tower Group, Inc.	165	3,965
Transatlantic Holdings, Inc.(a)	451	21,950
Travelers Cos., Inc. (The)	3,695	219,779
Unitrin, Inc.	417	12,877
Universal Insurance Holdings, Inc.	1,254	6,797
Unum Group	2,310	60,637
W.R. Berkley Corp.	1,165	37,525
Wesco Financial Corp.	4	1,557

Total Insurance		2,808,378
Internet & Catalog Retail – 0.3%
Amazon.com, Inc.*	393	70,791
Expedia, Inc.	1,076	24,382
HSN, Inc.*	113	3,619
NetFlix, Inc.*(a)	48	11,392
priceline.com, Inc.*(a)	72	36,464

Total Internet & Catalog Retail		146,648
Internet Software & Services – 1.3%
Akamai Technologies, Inc.*	198	7,524
Digital River, Inc.*(a)	177	6,625
Earthlink, Inc.	2,243	17,563
eBay, Inc.*	3,104	96,348
Equinix, Inc.*	22	2,004
Google, Inc. Class A*	825	483,623
j2 Global Communications, Inc.*	156	4,604
ValueClick, Inc.*	461	6,666
VeriSign, Inc.	265	9,596
Yahoo!, Inc.*	3,349	55,761

Total Internet Software & Services		690,314
IT Services – 3.3%
Acxiom Corp.*	181	2,597
Alliance Data Systems Corp.*(a)	246	21,129

Investments	Shares	Fair Value

Automatic Data Processing, Inc.	1,531	$78,556
Broadridge Financial Solutions, Inc.	694	15,747
CACI International, Inc. Class A*	116	7,113
Cognizant Technology Solutions Corp. Class A*	598	48,677
Computer Sciences Corp.	906	44,149
Convergys Corp.*	627	9,004
CoreLogic, Inc.	142	2,627
CSG Systems International, Inc.*	229	4,566
DST Systems, Inc.	486	25,670
Euronet Worldwide, Inc.*	274	5,296
Fidelity National Information Services, Inc.	799	26,119
Fiserv, Inc.*	533	33,430
Gartner, Inc.*	340	14,168
Global Payments, Inc.	258	12,621
International Business Machines Corp.	5,370	875,686
Jack Henry & Associates, Inc.	294	9,964
Lender Processing Services, Inc.	488	15,709
Mantech International Corp. Class A*	109	4,622
Mastercard, Inc. Class A	438	110,253
MAXIMUS, Inc.	109	8,848
NeuStar, Inc. Class A*	277	7,086
Paychex, Inc.	1,007	31,580
SAIC, Inc.*	2,060	34,855
Sapient Corp.*	492	5,633
SRA International, Inc. Class A*	246	6,977
Syntel, Inc.	186	9,715
TeleTech Holdings, Inc.*	396	7,674
Teradata Corp.*	426	21,598
Total System Services, Inc.	1,278	23,030
Unisys Corp.*	399	12,457
Visa, Inc. Class A	2,307	169,841
Western Union Co. (The)	2,964	61,562
Wright Express Corp.*	109	5,651

Total IT Services		1,774,210
Leisure Equipment & Products – 0.1%
Hasbro, Inc.(a)	531	24,872
Mattel, Inc.	1,464	36,498
Polaris Industries, Inc.	101	8,789

Total Leisure Equipment & Products		70,159
Life Sciences Tools & Services – 0.4%
Agilent Technologies, Inc.*	834	37,347
Bio-Rad Laboratories, Inc. Class A*	68	8,170
Bruker Corp.*	716	14,929
Charles River Laboratories International, Inc.*(a)	293	11,245
Covance, Inc.*(a)	184	10,068
Dionex Corp.*	41	4,840
Illumina, Inc.*(a)	156	10,931
Life Technologies Corp.*	370	19,395
Parexel International Corp.*	345	8,591
PerkinElmer, Inc.	459	12,058
Pharmaceutical Product Development, Inc.	268	7,426
Techne Corp.	203	14,535
Thermo Fisher Scientific, Inc.*	1,111	61,716

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	21

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2011

Investments	Shares	Fair Value

Waters Corp.*	278	$24,158

Total Life Sciences Tools & Services		245,409
Machinery – 2.1%
Actuant Corp. Class A	362	10,498
AGCO Corp.*	212	11,654
Astec Industries, Inc.*	120	4,475
Barnes Group, Inc.(a)	407	8,498
Bucyrus International, Inc.	184	16,827
Caterpillar, Inc.	1,409	156,892
Chart Industries, Inc.*	32	1,761
CLARCOR, Inc.	159	7,144
Crane Co.	163	7,894
Cummins, Inc.	513	56,235
Danaher Corp.	2,108	109,405
Deere & Co.	1,364	132,158
Donaldson Co., Inc.	248	15,200
Dover Corp.	653	42,928
Eaton Corp.	1,140	63,202
EnPro Industries, Inc.*	226	8,208
ESCO Technologies, Inc.	90	3,434
Federal Signal Corp.	391	2,545
Flowserve Corp.	202	26,018
Gardner Denver, Inc.	98	7,647
Graco, Inc.	298	13,556
Harsco Corp.	178	6,282
IDEX Corp.	339	14,797
Illinois Tool Works, Inc.	1,937	104,056
John Bean Technologies Corp.	135	2,596
Joy Global, Inc.	302	29,841
Kaydon Corp.	133	5,212
Middleby Corp.*	120	11,186
Mueller Industries, Inc.	231	8,459
Navistar International Corp.*	265	18,373
Nordson Corp.	35	4,027
Oshkosh Corp.*	1,343	47,515
PACCAR, Inc.(a)	364	19,055
Pall Corp.	320	18,435
Parker Hannifin Corp.	414	39,198
Pentair, Inc.	294	11,110
Robbins & Myers, Inc.	250	11,498
Snap-On, Inc.	255	15,315
SPX Corp.	161	12,782
Timken Co.	150	7,845
Toro Co. (The)	185	12,251
Trinity Industries, Inc.	414	15,181
Valmont Industries, Inc.	109	11,376
Wabtec Corp.	158	10,717
Watts Water Technologies, Inc. Class A	161	6,149

Total Machinery		1,149,435
Marine – 0.1%
Alexander & Baldwin, Inc.(a)	166	7,578
International Shipholding Corp.	303	7,544

Investments	Shares	Fair Value

Kirby Corp.*(a)	251	$14,380

Total Marine		29,502
Media – 3.1%
Cablevision Systems Corp. Class A	432	14,952
CBS Corp. Class B	1,654	41,416
Cinemark Holdings, Inc.	514	9,946
Comcast Corp. Class A	8,398	207,599
DIRECTV Class A*	2,445	114,426
Discovery Communications, Inc. Class C*	986	34,717
DISH Network Corp. Class A*	3,567	86,892
DreamWorks Animation SKG, Inc. Class A*(a)	364	10,166
Gannett Co., Inc.	1,938	29,516
Harte-Hanks, Inc.	596	7,092
Interpublic Group of Cos., Inc. (The)	1,345	16,907
John Wiley & Sons, Inc. Class A	202	10,270
Madison Square Garden, Inc. Class A*	105	2,834
McGraw-Hill Cos., Inc. (The)	1,369	53,939
Meredith Corp.(a)	338	11,465
Morningstar, Inc.(a)	157	9,166
News Corp. Class A	12,979	227,911
Omnicom Group, Inc.	1,077	52,838
Regal Entertainment Group Class A(a)	363	4,900
Scholastic Corp.	211	5,705
Scripps Networks Interactive, Inc. Class A	399	19,986
Sirius XM Radio, Inc.*(a)	6,782	11,258
Time Warner Cable, Inc.	1,178	84,038
Time Warner, Inc.	4,593	163,970
Viacom, Inc. Class B	2,860	133,047
Walt Disney Co. (The)	6,281	270,648
Washington Post Co. (The) Class B(a)	48	21,003
World Wrestling Entertainment, Inc. Class A(a)	294	3,696

Total Media		1,660,303
Metals & Mining – 1.1%
AK Steel Holding Corp.	605	9,547
AMCOL International Corp.	137	4,929
Cliffs Natural Resources, Inc.	604	59,361
Compass Minerals International, Inc.	100	9,353
Freeport-McMoRan Copper & Gold, Inc.	4,124	229,088
Newmont Mining Corp.	2,020	110,252
Noranda Aluminum Holding Corp.*	595	9,550
Nucor Corp.(a)	288	13,254
Reliance Steel & Aluminum Co.	249	14,387
Southern Copper Corp.	1,870	75,305
Steel Dynamics, Inc.	431	8,090
Titanium Metals Corp.*	587	10,906
Walter Energy, Inc.	178	24,107

Total Metals & Mining		578,129
Multiline Retail – 0.8%
Big Lots, Inc.*	488	21,194
Dillard’s, Inc. Class A(a)	245	9,829
Dollar General Corp.*	890	27,901
Dollar Tree, Inc.*	408	22,652

See Notes to Financial Statements.

22	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2011

Investments	Shares	Fair Value

Family Dollar Stores, Inc.	489	$25,095
J.C. Penney Co., Inc.	582	20,900
Kohl’s Corp.	1,244	65,982
Macy’s, Inc.	1,511	36,657
Nordstrom, Inc.	800	35,904
Target Corp.	2,968	148,430

Total Multiline Retail		414,544
Multi-Utilities – 1.3%
Alliant Energy Corp.	459	17,869
Ameren Corp.	1,307	36,687
Avista Corp.	231	5,343
CenterPoint Energy, Inc.	1,762	30,941
CH Energy Group, Inc.	212	10,714
CMS Energy Corp.	1,172	23,018
Consolidated Edison, Inc.	1,122	56,908
Dominion Resources, Inc.	1,428	63,832
DTE Energy Co.	894	43,770
Integrys Energy Group, Inc.	223	11,264
MDU Resources Group, Inc.	605	13,897
NiSource, Inc.	1,027	19,698
NorthWestern Corp.	182	5,515
NSTAR(a)	550	25,448
OGE Energy Corp.	440	22,246
PG&E Corp.	1,511	66,756
Public Service Enterprise Group, Inc.	3,274	103,164
SCANA Corp.	670	26,378
Sempra Energy	1,052	56,282
TECO Energy, Inc.	690	12,944
Vectren Corp.	274	7,453
Wisconsin Energy Corp.	552	16,836
Xcel Energy, Inc.	2,083	49,763

Total Multi-Utilities		726,726
Office Electronics – 0.1%
Xerox Corp.	3,257	34,687
Zebra Technologies Corp. Class A*	293	11,497

Total Office Electronics		46,184
Oil, Gas & Consumable Fuels – 10.7%
Alpha Natural Resources, Inc.*(a)	128	7,599
Anadarko Petroleum Corp.	812	66,519
Apache Corp.	1,549	202,795
Arch Coal, Inc.	393	14,164
Bill Barrett Corp.*(a)	235	9,379
Cabot Oil & Gas Corp.	143	7,575
Chesapeake Energy Corp.	2,559	85,778
Chevron Corp.	12,052	1,294,746
Cimarex Energy Co.	355	40,910
Concho Resources, Inc.*	205	21,996
ConocoPhillips	6,529	521,406
Consol Energy, Inc.	595	31,910
Contango Oil & Gas Co.*	74	4,680
Continental Resources, Inc.*(a)	282	20,154
CVR Energy, Inc.*	105	2,432

Investments	Shares	Fair Value

Denbury Resources, Inc.*	640	$15,616
Devon Energy Corp.	2,023	185,651
El Paso Corp.	3,913	70,434
EOG Resources, Inc.	77	9,125
EQT Corp.	182	9,082
EXCO Resources, Inc.	1,965	40,597
Exxon Mobil Corp.	24,513	2,062,279
Forest Oil Corp.*	367	13,884
Hess Corp.	1,127	96,032
Holly Corp.	78	4,739
Marathon Oil Corp.	2,704	144,150
Murphy Oil Corp.	799	58,663
Newfield Exploration Co.*	494	37,549
Noble Energy, Inc.	505	48,808
Occidental Petroleum Corp.	2,794	291,945
Peabody Energy Corp.	668	48,069
Petrohawk Energy Corp.*	1,000	24,540
Pioneer Natural Resources Co.	323	32,920
Plains Exploration & Production Co.*	254	9,202
QEP Resources, Inc.	558	22,621
Quicksilver Resources, Inc.*	565	8,085
Range Resources Corp.	110	6,431
Southern Union Co.	694	19,862
Southwestern Energy Co.*	1,074	46,150
Spectra Energy Corp.	2,369	64,389
Sunoco, Inc.	347	15,820
Valero Energy Corp.	1,380	41,152
W&T Offshore, Inc.(a)	577	13,150
Whiting Petroleum Corp.*	214	15,718
World Fuel Services Corp.	482	19,574

Total Oil, Gas & Consumable Fuels		5,808,280
Paper & Forest Products – 0.1%
Buckeye Technologies, Inc.	461	12,553
Clearwater Paper Corp.*	77	6,268
International Paper Co.	434	13,098
KapStone Paper and Packaging Corp.*	387	6,645
PH Glatfelter Co.	755	10,056

Total Paper & Forest Products		48,620
Personal Products – 0.2%
Alberto-Culver Co.	278	10,361
Avon Products, Inc.	1,510	40,830
Estee Lauder Cos., Inc. (The) Class A	508	48,951
Nu Skin Enterprises, Inc. Class A(a)	276	7,935

Total Personal Products		108,077
Pharmaceuticals – 4.4%
Abbott Laboratories	6,098	299,107
Allergan, Inc.	491	34,871
Bristol-Myers Squibb Co.	7,506	198,383
Eli Lilly & Co.	8,204	288,535
Endo Pharmaceuticals Holdings, Inc.*	380	14,501
Forest Laboratories, Inc.*	1,179	38,082
Impax Laboratories, Inc.*	936	23,821

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	23

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2011

Investments	Shares	Fair Value

Johnson & Johnson	12,090	$716,332
Medicis Pharmaceutical Corp. Class A	293	9,388
Merck & Co., Inc.	5,178	170,926
Mylan, Inc.*	936	21,219
Par Pharmaceutical Cos., Inc.*	129	4,009
Perrigo Co.(a)	217	17,256
Pfizer, Inc.	24,887	505,455
Questcor Pharmaceuticals, Inc.*(a)	217	3,127
Viropharma, Inc.*	662	13,174
Watson Pharmaceuticals, Inc.*	326	18,259

Total Pharmaceuticals		2,376,445
Professional Services – 0.2%
Corporate Executive Board Co. (The)	200	8,074
Dun & Bradstreet Corp.	157	12,598
Equifax, Inc.	477	18,531
FTI Consulting, Inc.*	160	6,133
IHS, Inc. Class A*	106	9,407
Insperity, Inc.	177	5,377
Manpower, Inc.	154	9,684
Robert Half International, Inc.	254	7,772
Towers Watson & Co. Class A	158	8,763
Verisk Analytics, Inc. Class A*	302	9,894

Total Professional Services		96,233
Real Estate Investment Trusts (REITs) – 0.8%
Alexander’s, Inc.	16	6,511
Alexandria Real Estate Equities, Inc.	88	6,861
AvalonBay Communities, Inc.(a)	84	10,087
BioMed Realty Trust, Inc.	341	6,486
Boston Properties, Inc.(a)	169	16,030
BRE Properties, Inc.	112	5,284
CommonWealth REIT*	349	9,064
Digital Realty Trust, Inc.(a)	186	10,814
Equity Lifestyle Properties, Inc.	182	10,492
Equity One, Inc.(a)	234	4,392
Essex Property Trust, Inc.	14	1,736
Extra Space Storage, Inc.	85	1,760
Federal Realty Investment Trust	90	7,340
Getty Realty Corp.	394	9,015
HCP, Inc.	321	12,179
Health Care REIT, Inc.	179	9,387
Hospitality Properties Trust	450	10,417
Kimco Realty Corp.	411	7,538
Liberty Property Trust(a)	248	8,159
LTC Properties, Inc.	325	9,210
Mack-Cali Realty Corp.	178	6,034
National Health Investors, Inc.	135	6,469
National Retail Properties, Inc.(a)	315	8,231
Nationwide Health Properties, Inc.	225	9,569
Omega Healthcare Investors, Inc.	297	6,635
Plum Creek Timber Co., Inc.(a)	297	12,952
Potlatch Corp.	138	5,548
Public Storage	269	29,835
Rayonier, Inc.	284	17,696

Investments	Shares	Fair Value

Realty Income Corp.(a)	206	$7,200
Senior Housing Properties Trust	350	8,064
Simon Property Group, Inc.	348	37,292
SL Green Realty Corp.	179	13,461
Ventas, Inc.(a)	275	14,932
Vornado Realty Trust	153	13,388
Weingarten Realty Investors(a)	255	6,390
Weyerhaeuser Co.	2,491	61,279

Total Real Estate Investment Trusts (REITs)		427,737
Real Estate Management & Development – 0.0%
CB Richard Ellis Group, Inc. Class A*	529	14,124
Forest City Enterprises, Inc. Class A*(a)	478	9,001
Jones Lang LaSalle, Inc.	59	5,885

Total Real Estate Management & Development		29,010
Road & Rail – 0.8%
Amerco, Inc.*	76	7,372
CSX Corp.	1,392	109,411
Dollar Thrifty Automotive Group*	162	10,810
Genesee & Wyoming, Inc. Class A*	114	6,635
Heartland Express, Inc.(a)	226	3,969
JB Hunt Transport Services, Inc.	344	15,624
Kansas City Southern*	131	7,133
Knight Transportation, Inc.	184	3,542
Landstar System, Inc.	142	6,487
Norfolk Southern Corp.	1,337	92,614
Old Dominion Freight Line, Inc.*	241	8,457
Union Pacific Corp.	1,685	165,686
Werner Enterprises, Inc.	188	4,976

Total Road & Rail		442,716
Semiconductors & Semiconductor Equipment – 3.4%
Altera Corp.(a)	1,119	49,258
Amkor Technology, Inc.*(a)	2,946	19,856
Analog Devices, Inc.	1,193	46,980
Applied Materials, Inc.	4,376	68,353
Atmel Corp.*	929	12,662
Broadcom Corp. Class A*	1,330	52,375
Brooks Automation, Inc.*	1,151	15,803
Cirrus Logic, Inc.*	602	12,660
Cree, Inc.*	136	6,278
Cymer, Inc.*	229	12,957
Diodes, Inc.*	495	16,860
Entegris, Inc.*	1,775	15,567
Entropic Communications, Inc.*(a)	509	4,301
Fairchild Semiconductor International, Inc.*	538	9,792
First Solar, Inc.*(a)	301	48,413
GT Solar International, Inc.*	1,603	17,088
Hittite Microwave Corp.*	78	4,974
Intel Corp.	33,048	666,578
International Rectifier Corp.*	266	8,794
KLA-Tencor Corp.	548	25,959
Kulicke & Soffa Industries, Inc.*	1,411	13,193
Lam Research Corp.*	637	36,092

See Notes to Financial Statements.

24	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2011

Investments	Shares	Fair Value

Linear Technology Corp.(a)	762	$25,626
LSI Corp.*	1,186	8,065
Maxim Integrated Products, Inc.	839	21,478
Microchip Technology, Inc.(a)	633	24,060
Micron Technology, Inc.*	14,445	165,540
MKS Instruments, Inc.	341	11,355
National Semiconductor Corp.	1,269	18,197
Novellus Systems, Inc.*	459	17,043
NVIDIA Corp.*	950	17,537
ON Semiconductor Corp.*	2,027	20,006
RF Micro Devices, Inc.*	982	6,295
Silicon Laboratories, Inc.*	146	6,309
Skyworks Solutions, Inc.*	416	13,487
Spansion, Inc. Class A*	961	17,942
SunPower Corp. Class A*(a)	112	1,920
Teradyne, Inc.*	1,613	28,728
Tessera Technologies, Inc.*	362	6,610
Texas Instruments, Inc.	5,553	191,912
TriQuint Semiconductor, Inc.*(a)	653	8,430
Varian Semiconductor Equipment Associates, Inc.*	284	13,822
Veeco Instruments, Inc.*	275	13,981
Xilinx, Inc.	1,589	52,119

Total Semiconductors & Semiconductor Equipment		1,855,255
Software – 3.7%
Activision Blizzard, Inc.	1,857	20,371
Adobe Systems, Inc.*	1,147	38,035
ANSYS, Inc.*	204	11,055
Autodesk, Inc.*	321	14,159
BMC Software, Inc.*	584	29,048
CA, Inc.	2,000	48,360
Cadence Design Systems, Inc.*	1,294	12,616
Citrix Systems, Inc.*	346	25,417
Compuware Corp.*	1,102	12,728
Factset Research Systems, Inc.	156	16,338
Fair Isaac Corp.	298	9,420
Informatica Corp.*	274	14,311
Intuit, Inc.*	692	36,745
MICROS Systems, Inc.*	158	7,810
Microsoft Corp.	45,182	1,145,816
MicroStrategy, Inc. Class A*	98	13,179
Oracle Corp.	12,877	429,705
Progress Software Corp.*	276	8,029
Quest Software, Inc.*	189	4,799
Red Hat, Inc.*	122	5,538
Rovi Corp.*	124	6,653
S1 Corp.*	1,464	9,780
Salesforce.com, Inc.*	33	4,408
Symantec Corp.*	2,711	50,262
Synopsys, Inc.*	530	14,654
TeleCommunication Systems, Inc. Class A*	1,033	4,256
TIBCO Software, Inc.*	195	5,314
Tyler Technologies, Inc.*	71	1,683

Investments	Shares	Fair Value

VMware, Inc. Class A*	211	$17,205

Total Software		2,017,694
Specialty Retail – 2.3%
Aaron’s, Inc.	265	6,720
Abercrombie & Fitch Co. Class A	136	7,983
Advance Auto Parts, Inc.	297	19,489
Aeropostale, Inc.*	580	14,106
American Eagle Outfitters, Inc.	638	10,138
Ascena Retail Group, Inc.*	390	12,640
AutoNation, Inc.*(a)	616	21,788
AutoZone, Inc.*	181	49,514
Bed Bath & Beyond, Inc.*	1,058	51,070
Best Buy Co., Inc.	2,531	72,690
Buckle, Inc. (The)(a)	248	10,019
Cabela’s, Inc.*	174	4,352
CarMax, Inc.*	596	19,132
Cato Corp. (The) Class A	122	2,989
Chico’s FAS, Inc.	669	9,968
Childrens Place Retail Stores, Inc. (The)*	155	7,724
Collective Brands, Inc.*	317	6,841
Dick’s Sporting Goods, Inc.*	457	18,271
DSW, Inc. Class A*(a)	189	7,552
Express, Inc.	531	10,376
Foot Locker, Inc.	458	9,032
GameStop Corp. Class A*(a)	1,445	32,541
Gap, Inc. (The)	3,840	87,014
Group 1 Automotive, Inc.	55	2,354
Guess ?, Inc.	415	16,330
Home Depot, Inc.	5,664	209,908
JOS A Bank Clothiers, Inc.*(a)	180	9,158
Lowe’s Cos., Inc.	4,783	126,415
Ltd. Brands, Inc.	1,372	45,111
Men’s Wearhouse, Inc. (The)	278	7,523
O’Reilly Automotive, Inc.*	383	22,007
Penske Automotive Group, Inc.*	687	13,754
PetSmart, Inc.	463	18,960
Pier 1 Imports, Inc.*(a)	657	6,669
RadioShack Corp.	870	13,059
Rent-A-Center, Inc.	373	13,021
Ross Stores, Inc.	526	37,409
Sally Beauty Holdings, Inc.*	785	10,998
Select Comfort Corp.*	689	8,309
Staples, Inc.	2,609	50,667
Systemax, Inc.*	364	4,921
Tiffany & Co.(a)	304	18,678
TJX Cos., Inc.	1,978	98,366
Tractor Supply Co.	232	13,887
Urban Outfitters, Inc.*	432	12,887
Williams-Sonoma, Inc.	306	12,393

Total Specialty Retail		1,264,733
Textiles, Apparel & Luxury Goods – 0.7%
Carter’s, Inc.*	228	6,528
Coach, Inc.	837	43,558

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	25

Schedule of Investments (concluded)

WisdomTree Total Earnings Fund (EXT)

March 31, 2011

Investments	Shares	Fair Value

Columbia Sportswear Co.(a)	160	$9,507
Deckers Outdoor Corp.*	195	16,799
Fossil, Inc.*	202	18,917
Hanesbrands, Inc.*	482	13,033
Iconix Brand Group, Inc.*	369	7,926
Maidenform Brands, Inc.*	151	4,314
NIKE, Inc. Class B	1,360	102,952
Polo Ralph Lauren Corp.	302	37,342
Skechers U.S.A., Inc. Class A*(a)	472	9,695
Timberland Co. (The) Class A*	275	11,355
Under Armour, Inc. Class A*(a)	132	8,983
VF Corp.(a)	479	47,196
Warnaco Group, Inc. (The)*	211	12,067
Wolverine World Wide, Inc.	223	8,313

Total Textiles, Apparel & Luxury Goods		358,485
Thrifts & Mortgage Finance – 0.2%
Astoria Financial Corp.	249	3,578
Capitol Federal Financial, Inc.	216	2,434
Dime Community Bancshares, Inc.(a)	163	2,406
First Niagara Financial Group, Inc.(a)	319	4,332
Flushing Financial Corp.	223	3,323
Hudson City Bancorp, Inc.	3,018	29,214
New York Community Bancorp, Inc.(a)	1,921	33,156
NewAlliance Bancshares, Inc.	758	11,249
Northwest Bancshares, Inc.	392	4,916
People’s United Financial, Inc.	541	6,806
TFS Financial Corp.(a)	299	3,175
Washington Federal, Inc.	211	3,659

Total Thrifts & Mortgage Finance		108,248
Tobacco – 1.7%
Alliance One International, Inc.*	2,012	8,088
Altria Group, Inc.	9,297	242,001
Lorillard, Inc.	756	71,828
Philip Morris International, Inc.	7,365	483,365
Reynolds American, Inc.	2,470	87,759
Universal Corp.	365	15,892
Vector Group Ltd.(a)	317	5,481

Total Tobacco		914,414
Trading Companies & Distributors – 0.2%
Applied Industrial Technologies, Inc.	269	8,947
Beacon Roofing Supply, Inc.*	103	2,108
Fastenal Co.(a)	367	23,793
GATX Corp.(a)	321	12,410
Interline Brands, Inc.*	294	5,998
MSC Industrial Direct Co. Class A	131	8,970
TAL International Group, Inc.	250	9,067
W.W. Grainger, Inc.	213	29,326
Watsco, Inc.	109	7,598
WESCO International, Inc.*	119	7,437

Total Trading Companies & Distributors		115,654
Water Utilities – 0.1%
American States Water Co.	256	9,180

Investments	Shares	Fair Value

American Water Works Co., Inc.	712	$19,972
Aqua America, Inc.	273	6,249

Total Water Utilities		35,401
Wireless Telecommunication Services – 0.2%
American Tower Corp. Class A*	556	28,812
MetroPCS Communications, Inc.*	1,691	27,462
NII Holdings, Inc.*	405	16,876
Telephone & Data Systems, Inc.	298	10,043
United States Cellular Corp.*	192	9,886
USA Mobility, Inc.	194	2,811

Total Wireless Telecommunication Services		95,890
TOTAL COMMON STOCKS (Cost: $48,623,005)		53,723,987
EXCHANGE-TRADED FUND – 0.7%
WisdomTree LargeCap Growth Fund(b) (Cost: $381,810)	10,045	392,157
SHORT-TERM INVESTMENT – 0.1%
MONEY MARKET FUND – 0.1%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $26,624)	26,624	26,624
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.5%
MONEY MARKET FUND – 4.5%
Dreyfus Institutional Preferred Money Market Fund, 0.19%(d)
(Cost: $2,452,000)(e)	2,452,000	2,452,000
TOTAL INVESTMENTS IN SECURITIES – 104.4% (Cost: $51,483,439)		56,594,768
Liabilities in Excess of Other Assets – (4.4)%		(2,401,585)

NET ASSETS – 100.0%		$54,193,183
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2011 (See Note 2).

(b)	Affiliated companies (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2011.

(d)	Interest rate shown reflects yield as of March 31, 2011.

(e)	At March 31, 2011, the total market value of the Fund’s securities on loan was $2,392,238 and the total market value of the collateral held by the Fund was $2,452,000.

See Notes to Financial Statements.

26	WisdomTree Domestic and International Earnings Funds

Schedule of Investments

WisdomTree Earnings 500 Fund (EPS)

March 31, 2011

Investments	Shares	Fair Value

COMMON STOCKS – 99.3%
Aerospace & Defense – 3.0%
Boeing Co. (The)	3,867	$285,887
General Dynamics Corp.	2,911	222,866
Goodrich Corp.(a)	552	47,213
Honeywell International, Inc.	2,812	167,905
Huntington Ingalls Industries, Inc.*	405	16,807
ITT Corp.	861	51,703
L-3 Communications Holdings, Inc.	1,092	85,515
Lockheed Martin Corp.	2,930	235,572
Northrop Grumman Corp.	2,434	152,636
Precision Castparts Corp.	571	84,040
Raytheon Co.	3,236	164,615
Rockwell Collins, Inc.	740	47,974
United Technologies Corp.	4,356	368,735

Total Aerospace & Defense		1,931,468
Air Freight & Logistics – 0.6%
C.H. Robinson Worldwide, Inc.(a)	417	30,912
Expeditors International of Washington, Inc.	504	25,271
FedEx Corp.	713	66,701
United Parcel Service, Inc. Class B	3,320	246,742

Total Air Freight & Logistics		369,626
Airlines – 0.2%
Delta Air Lines, Inc.*	4,313	42,268
Southwest Airlines Co.	2,754	34,783
United Continental Holdings, Inc.*	1,064	24,461

Total Airlines		101,512
Auto Components – 0.4%
BorgWarner, Inc.*(a)	330	26,298
Johnson Controls, Inc.	3,020	125,541
Lear Corp.*	1,338	65,388
TRW Automotive Holdings Corp.*	1,159	63,838

Total Auto Components		281,065
Automobiles – 0.8%
Ford Motor Co.*	33,766	503,451
Harley-Davidson, Inc.	477	20,268

Total Automobiles		523,719
Beverages – 2.1%
Brown-Forman Corp. Class B	538	36,745
Coca-Cola Co. (The)	9,809	650,827
Coca-Cola Enterprises, Inc.	1,059	28,911
Constellation Brands, Inc. Class A*	744	15,088
Dr. Pepper Snapple Group, Inc.(a)	1,240	46,078
Hansen Natural Corp.*	405	24,393
Molson Coors Brewing Co. Class B	1,113	52,189
PepsiCo, Inc.	7,214	464,654

Total Beverages		1,318,885
Biotechnology – 1.4%
Alexion Pharmaceuticals, Inc.*	300	29,604
Amgen, Inc.*	6,788	362,819
Biogen Idec, Inc.*	1,381	101,351

Investments	Shares	Fair Value

Celgene Corp.*	1,307	$75,192
Cephalon, Inc.*(a)	546	41,376
Gilead Sciences, Inc.*	6,845	290,502

Total Biotechnology		900,844
Capital Markets – 3.4%
Affiliated Managers Group, Inc.*	67	7,328
Ameriprise Financial, Inc.	1,587	96,934
Bank of New York Mellon Corp. (The)	7,378	220,381
BlackRock, Inc.	749	150,556
Charles Schwab Corp. (The)	3,185	57,425
Franklin Resources, Inc.	1,053	131,709
Goldman Sachs Group, Inc. (The)	5,500	871,585
Jefferies Group, Inc.(a)	623	15,538
Legg Mason, Inc.(a)	488	17,612
Morgan Stanley	7,966	217,631
Northern Trust Corp.	1,112	56,434
SEI Investments Co.	827	19,749
State Street Corp.	3,653	164,166
T. Rowe Price Group, Inc.	836	55,527
TD Ameritrade Holding Corp.	2,729	56,954

Total Capital Markets		2,139,529
Chemicals – 2.0%
Air Products & Chemicals, Inc.	918	82,785
Airgas, Inc.	324	21,520
Albemarle Corp.	408	24,386
Celanese Corp.	701	31,103
CF Industries Holdings, Inc.	142	19,424
Dow Chemical Co. (The)	3,488	131,672
E.I. Du Pont de Nemours & Co.	4,425	243,242
Eastman Chemical Co.	361	35,855
Ecolab, Inc.	826	42,143
FMC Corp.(a)	359	30,490
International Flavors & Fragrances, Inc.	422	26,291
Lubrizol Corp.	534	71,535
Monsanto Co.	1,450	104,777
Mosaic Co. (The)	1,278	100,642
Nalco Holding Co.	400	10,924
PPG Industries, Inc.	741	70,551
Praxair, Inc.	1,272	129,235
Sherwin-Williams Co. (The)	502	42,163
Sigma-Aldrich Corp.	514	32,711

Total Chemicals		1,251,449
Commercial Banks – 2.6%
BB&T Corp.(a)	2,530	69,449
CIT Group, Inc.*	6,869	292,276
M&T Bank Corp.	592	52,374
PNC Financial Services Group, Inc.	2,958	186,324
U.S. Bancorp	9,399	248,416
Wells Fargo & Co.	24,860	788,062

Total Commercial Banks		1,636,901
Commercial Services & Supplies – 0.3%
Avery Dennison Corp.	440	18,462

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	27

Schedule of Investments (continued)

WisdomTree Earnings 500 Fund (EPS)

March 31, 2011

Investments	Shares	Fair Value

Iron Mountain, Inc.	747	$23,329
Pitney Bowes, Inc.(a)	1,203	30,905
Republic Services, Inc.	1,145	34,396
Stericycle, Inc.*	235	20,838
Waste Management, Inc.	2,227	83,156

Total Commercial Services & Supplies		211,086
Communications Equipment – 1.6%
Cisco Systems, Inc.	33,735	578,555
F5 Networks, Inc.*	110	11,283
Harris Corp.	1,085	53,816
Juniper Networks, Inc.*	1,271	53,484
QUALCOMM, Inc.	5,276	289,283
Riverbed Technology, Inc.*	52	1,958

Total Communications Equipment		988,379
Computers & Peripherals – 4.1%
Apple, Inc.*	3,682	1,282,993
Dell, Inc.*	13,305	193,055
EMC Corp.*(a)	6,305	167,398
Hewlett-Packard Co.	17,972	736,313
NetApp, Inc.*	931	44,856
SanDisk Corp.*	1,926	88,769
Western Digital Corp.*	3,249	121,155

Total Computers & Peripherals		2,634,539
Construction & Engineering – 0.2%
Fluor Corp.	642	47,290
Jacobs Engineering Group, Inc.*	608	31,269
KBR, Inc.	983	37,128

Total Construction & Engineering		115,687
Consumer Finance – 1.0%
American Express Co.	5,554	251,041
Capital One Financial Corp.	5,503	285,936
Discover Financial Services	1,514	36,517
SLM Corp.*	5,436	83,171

Total Consumer Finance		656,665
Containers & Packaging – 0.1%
Ball Corp.	1,327	47,573
Crown Holdings, Inc.*	871	33,603
Owens-Illinois, Inc.*	374	11,291

Total Containers & Packaging		92,467
Distributors – 0.1%
Genuine Parts Co.	752	40,337
Diversified Consumer Services – 0.1%
Apollo Group, Inc. Class A*	1,778	74,160
Diversified Financial Services – 3.1%
Bank of America Corp.	18,167	242,166
Citigroup, Inc.*	12,932	57,159
CME Group, Inc.	270	81,419
IntercontinentalExchange, Inc.*	300	37,062
JPMorgan Chase & Co.	29,921	1,379,358
Leucadia National Corp.	434	16,292
Moody’s Corp.	1,597	54,154

Investments	Shares	Fair Value

MSCI, Inc. Class A*	226	$8,321
NASDAQ OMX Group, Inc. (The)*	1,395	36,047
NYSE Euronext	1,674	58,875

Total Diversified Financial Services		1,970,853
Diversified Telecommunication Services – 3.2%
AT&T, Inc.	56,755	1,736,703
CenturyLink, Inc.(a)	1,743	72,422
Frontier Communications Corp.(a)	1,133	9,313
Qwest Communications International, Inc.	1,444	9,863
Verizon Communications, Inc.	4,511	173,854
Windstream Corp.(a)	1,935	24,903

Total Diversified Telecommunication Services		2,027,058
Electric Utilities – 2.0%
American Electric Power Co., Inc.	2,949	103,628
Duke Energy Corp.	7,148	129,736
Edison International	2,831	103,586
Entergy Corp.	1,557	104,646
Exelon Corp.	5,483	226,119
FirstEnergy Corp.(a)	1,817	67,392
NextEra Energy, Inc.	3,098	170,762
Northeast Utilities	976	33,770
Pepco Holdings, Inc.	1,223	22,809
Pinnacle West Capital Corp.	501	21,438
PPL Corp.	2,391	60,492
Progress Energy, Inc.	1,720	79,361
Southern Co.	4,469	170,314

Total Electric Utilities		1,294,053
Electrical Equipment – 0.4%
AMETEK, Inc.	569	24,962
Emerson Electric Co.	2,789	162,961
Rockwell Automation, Inc.(a)	421	39,848
Roper Industries, Inc.	331	28,618

Total Electrical Equipment		256,389
Electronic Equipment, Instruments & Components – 0.7%
Amphenol Corp. Class A	754	41,010
Avnet, Inc.*	1,091	37,192
Corning, Inc.	14,566	300,497
Dolby Laboratories, Inc. Class A*(a)	378	18,601
FLIR Systems, Inc.	851	29,453
Trimble Navigation Ltd.*	111	5,610

Total Electronic Equipment, Instruments & Components		432,363
Energy Equipment & Services – 1.0%
Baker Hughes, Inc.	880	64,618
Cameron International Corp.*	889	50,762
Diamond Offshore Drilling, Inc.(a)	1,301	101,088
FMC Technologies, Inc.*	379	35,808
Halliburton Co.	3,018	150,417
Helmerich & Payne, Inc.	521	35,788
National Oilwell Varco, Inc.	2,211	175,266

See Notes to Financial Statements.

28	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree Earnings 500 Fund (EPS)

March 31, 2011

Investments	Shares	Fair Value

Pride International, Inc.*	613	$26,328

Total Energy Equipment & Services		640,075
Food & Staples Retailing – 3.3%
Costco Wholesale Corp.	1,557	114,159
CVS Caremark Corp.	8,749	300,266
Kroger Co. (The)	3,914	93,819
Safeway, Inc.	2,434	57,296
Sysco Corp.	3,246	89,914
Walgreen Co.	4,752	190,745
Wal-Mart Stores, Inc.	23,291	1,212,297
Whole Foods Market, Inc.	495	32,620

Total Food & Staples Retailing		2,091,116
Food Products – 1.8%
Archer-Daniels-Midland Co.	4,755	171,228
Campbell Soup Co.(a)	1,830	60,591
ConAgra Foods, Inc.	2,417	57,404
General Mills, Inc.	3,257	119,043
Green Mountain Coffee Roasters, Inc.*(a)	122	7,882
H.J. Heinz Co.	1,500	73,230
Hershey Co. (The)	1,033	56,143
Hormel Foods Corp.	1,278	35,579
J.M. Smucker Co. (The)	700	49,973
Kellogg Co.	1,960	105,801
Kraft Foods, Inc. Class A	6,991	219,238
McCormick & Co., Inc.	643	30,755
Mead Johnson Nutrition Co.	598	34,642
Sara Lee Corp.(a)	2,171	38,362
Tyson Foods, Inc. Class A	3,684	70,696

Total Food Products		1,130,567
Gas Utilities – 0.1%
National Fuel Gas Co.	273	20,202
Oneok, Inc.	556	37,185

Total Gas Utilities		57,387
Health Care Equipment & Supplies – 1.6%
Baxter International, Inc.	2,619	140,824
Becton Dickinson and Co.	1,189	94,668
Boston Scientific Corp.*(a)	5,682	40,853
C.R. Bard, Inc.(a)	465	46,179
CareFusion Corp.*	449	12,662
DENTSPLY International, Inc.	723	26,744
Edwards Lifesciences Corp.*(a)	229	19,923
Hospira, Inc.*	609	33,617
Intuitive Surgical, Inc.*	102	34,013
Medtronic, Inc.	6,259	246,292
ResMed, Inc.*	540	16,200
St. Jude Medical, Inc.	1,738	89,090
Stryker Corp.	1,974	120,019
Varian Medical Systems, Inc.*	471	31,858
Zimmer Holdings, Inc.*	1,338	80,989

Total Health Care Equipment & Supplies		1,033,931
Health Care Providers & Services – 2.9%
Aetna, Inc.	4,142	155,035

Investments	Shares	Fair Value

AmerisourceBergen Corp.	1,660	$65,669
Cardinal Health, Inc.	1,880	77,324
CIGNA Corp.	2,542	112,560
DaVita, Inc.*	549	46,945
Express Scripts, Inc.*	1,721	95,705
Henry Schein, Inc.*	463	32,489
Humana, Inc.*	1,919	134,215
Laboratory Corp. of America Holdings*	567	52,238
McKesson Corp.	1,501	118,654
Medco Health Solutions, Inc.*	1,874	105,244
Quest Diagnostics, Inc.	1,191	68,744
UnitedHealth Group, Inc.	10,694	483,369
WellPoint, Inc.	3,978	277,625

Total Health Care Providers & Services		1,825,816
Health Care Technology – 0.0%
Cerner Corp.*(a)	224	24,909
Hotels, Restaurants & Leisure – 1.2%
Chipotle Mexican Grill, Inc.*	52	14,163
Darden Restaurants, Inc.(a)	745	36,602
Hyatt Hotels Corp. Class A*	88	3,787
International Game Technology	1,081	17,545
Las Vegas Sands Corp.*	83	3,504
Marriott International, Inc. Class A	782	27,824
McDonald’s Corp.	5,324	405,103
Starbucks Corp.	2,426	89,641
Wyndham Worldwide Corp.	1,021	32,478
Wynn Resorts Ltd.	31	3,945
Yum! Brands, Inc.	1,935	99,420

Total Hotels, Restaurants & Leisure		734,012
Household Durables – 0.2%
Fortune Brands, Inc.	536	33,173
Newell Rubbermaid, Inc.	1,350	25,826
Stanley Black & Decker, Inc.	179	13,711
Whirlpool Corp.	545	46,521

Total Household Durables		119,231
Household Products – 2.0%
Church & Dwight Co., Inc.	412	32,688
Clorox Co.(a)	792	55,496
Colgate-Palmolive Co.	2,304	186,071
Energizer Holdings, Inc.*	527	37,501
Kimberly-Clark Corp.	2,578	168,266
Procter & Gamble Co. (The)	13,395	825,132

Total Household Products		1,305,154
Independent Power Producers & Energy Traders – 0.2%
AES Corp. (The)*	4,185	54,405
NRG Energy, Inc.*	2,402	51,739

Total Independent Power Producers & Energy Traders		106,144
Industrial Conglomerates – 2.2%
3M Co.	3,761	351,653

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	29

Schedule of Investments (continued)

WisdomTree Earnings 500 Fund (EPS)

March 31, 2011

Investments	Shares	Fair Value

General Electric Co.	51,214	$1,026,841

Total Industrial Conglomerates		1,378,494
Insurance – 4.9%
Allstate Corp. (The)	4,635	147,300
American Family Life Assurance Co., Inc.	3,916	206,686
AON Corp.	1,148	60,798
Berkshire Hathaway, Inc. Class B*	10,365	866,825
Chubb Corp.	2,783	170,626
Cincinnati Financial Corp.(a)	686	22,501
CNA Financial Corp.	1,349	39,863
Genworth Financial, Inc. Class A*	2,870	38,630
Hartford Financial Services Group, Inc.(a)	5,278	142,136
Lincoln National Corp.(a)	2,436	73,177
Loews Corp.	2,420	104,278
Marsh & McLennan Cos., Inc.	1,385	41,287
MetLife, Inc.	5,572	249,236
Principal Financial Group, Inc.	2,170	69,679
Progressive Corp. (The)	4,255	89,908
Prudential Financial, Inc.	5,933	365,354
Torchmark Corp.	714	47,467
Travelers Cos., Inc. (The)	4,995	297,103
Unum Group	3,223	84,604

Total Insurance		3,117,458
Internet & Catalog Retail – 0.3%
Amazon.com, Inc.*	545	98,171
Expedia, Inc.	1,397	31,656
NetFlix, Inc.*(a)	73	17,325
priceline.com, Inc.*(a)	101	51,150

Total Internet & Catalog Retail		198,302
Internet Software & Services – 1.4%
Akamai Technologies, Inc.*	299	11,362
eBay, Inc.*	4,273	132,634
Google, Inc. Class A*	1,127	660,659
VeriSign, Inc.	411	14,882
Yahoo!, Inc.*	4,437	73,876

Total Internet Software & Services		893,413
IT Services – 3.3%
Automatic Data Processing, Inc.	2,117	108,623
Cognizant Technology Solutions Corp. Class A*	835	67,969
Computer Sciences Corp.	1,272	61,984
Fidelity National Information Services, Inc.	885	28,931
Fiserv, Inc.*	752	47,165
International Business Machines Corp.	7,298	1,190,085
Mastercard, Inc. Class A	590	148,515
Paychex, Inc.	1,419	44,500
SAIC, Inc.*	2,692	45,549
Teradata Corp.*	627	31,789
Visa, Inc. Class A	3,205	235,952
Western Union Co. (The)	4,113	85,427

Total IT Services		2,096,489
Leisure Equipment & Products – 0.1%
Hasbro, Inc.(a)	764	35,786

Investments	Shares	Fair Value

Mattel, Inc.	2,303	$57,414

Total Leisure Equipment & Products		93,200
Life Sciences Tools & Services – 0.3%
Agilent Technologies, Inc.*	1,068	47,825
Illumina, Inc.*(a)	145	10,160
Life Technologies Corp.*	464	24,323
Thermo Fisher Scientific, Inc.*	1,540	85,547
Waters Corp.*	404	35,108

Total Life Sciences Tools & Services		202,963
Machinery – 1.8%
AGCO Corp.*	333	18,305
Bucyrus International, Inc.	272	24,874
Caterpillar, Inc.	1,900	211,565
Cummins, Inc.	683	74,871
Danaher Corp.	2,908	150,925
Deere & Co.	1,834	177,696
Donaldson Co., Inc.	300	18,387
Dover Corp.	920	60,481
Eaton Corp.	1,518	84,158
Flowserve Corp.	296	38,125
Illinois Tool Works, Inc.	2,603	139,833
Joy Global, Inc.	433	42,785
PACCAR, Inc.(a)	432	22,615
Pall Corp.	418	24,081
Parker Hannifin Corp.	643	60,879
Timken Co.	234	12,238

Total Machinery		1,161,818
Media – 3.3%
Cablevision Systems Corp. Class A	661	22,877
CBS Corp. Class B	2,092	52,384
Comcast Corp. Class A	11,501	284,305
DIRECTV Class A*	3,282	153,598
Discovery Communications, Inc. Class C*	1,390	48,942
DISH Network Corp. Class A*	4,698	114,443
Interpublic Group of Cos., Inc. (The)	1,740	21,872
McGraw-Hill Cos., Inc. (The)	1,946	76,672
News Corp. Class A	17,524	307,721
Omnicom Group, Inc.	1,501	73,639
Scripps Networks Interactive, Inc. Class A	581	29,102
Sirius XM Radio, Inc.*(a)	7,254	12,042
Time Warner Cable, Inc.	1,572	112,147
Time Warner, Inc.	6,294	224,696
Viacom, Inc. Class B	4,095	190,499
Walt Disney Co. (The)	8,498	366,179

Total Media		2,091,118
Metals & Mining – 1.1%
Allegheny Technologies, Inc.(a)	110	7,449
Cliffs Natural Resources, Inc.	795	78,133
Freeport-McMoRan Copper & Gold, Inc.	5,691	316,135
Newmont Mining Corp.	2,715	148,185
Nucor Corp.(a)	345	15,877
Southern Copper Corp.	2,528	101,803

See Notes to Financial Statements.

30	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree Earnings 500 Fund (EPS)

March 31, 2011

Investments	Shares	Fair Value

Walter Energy, Inc.	257	$34,805

Total Metals & Mining		702,387
Multiline Retail – 0.8%
Dollar General Corp.*	1,142	35,802
Dollar Tree, Inc.*	584	32,424
Family Dollar Stores, Inc.	629	32,280
J.C. Penney Co., Inc.	740	26,573
Kohl’s Corp.	1,720	91,229
Macy’s, Inc.	1,972	47,841
Nordstrom, Inc.	1,137	51,028
Sears Holdings Corp.*(a)	72	5,951
Target Corp.	4,008	200,440

Total Multiline Retail		523,568
Multi-Utilities – 1.4%
Alliant Energy Corp.	659	25,655
Ameren Corp.	1,816	50,975
CenterPoint Energy, Inc.	2,182	38,316
CMS Energy Corp.(a)	1,390	27,300
Consolidated Edison, Inc.	1,487	75,421
Dominion Resources, Inc.	1,980	88,506
DTE Energy Co.	1,175	57,528
NiSource, Inc.	1,815	34,812
NSTAR	618	28,595
OGE Energy Corp.	610	30,841
PG&E Corp.	2,090	92,336
Public Service Enterprise Group, Inc.	4,504	141,921
SCANA Corp.	785	30,905
Sempra Energy	1,463	78,270
Wisconsin Energy Corp.	788	24,034
Xcel Energy, Inc.	2,812	67,179

Total Multi-Utilities		892,594
Office Electronics – 0.1%
Xerox Corp.	4,513	48,063
Oil, Gas & Consumable Fuels – 12.0%
Alpha Natural Resources, Inc.*(a)	184	10,924
Anadarko Petroleum Corp.	1,075	88,064
Apache Corp.	2,089	273,492
Arch Coal, Inc.	267	9,623
Chesapeake Energy Corp.	3,393	113,733
Chevron Corp.	16,410	1,762,926
Cimarex Energy Co.	498	57,390
Concho Resources, Inc.*	248	26,610
ConocoPhillips	8,858	707,400
Consol Energy, Inc.	846	45,371
Continental Resources, Inc.*(a)	349	24,943
Denbury Resources, Inc.*	779	19,008
Devon Energy Corp.	2,726	250,165
El Paso Corp.	5,172	93,096
EOG Resources, Inc.	123	14,577
EQT Corp.	378	18,862
Exxon Mobil Corp.	33,251	2,797,407
Hess Corp.	1,505	128,241

Investments	Shares	Fair Value

Marathon Oil Corp.	3,723	$198,473
Murphy Oil Corp.	1,145	84,066
Newfield Exploration Co.*	690	52,447
Noble Energy, Inc.	661	63,886
Occidental Petroleum Corp.	3,781	395,077
Peabody Energy Corp.	939	67,570
Petrohawk Energy Corp.*	1,269	31,141
Pioneer Natural Resources Co.	414	42,195
Plains Exploration & Production Co.*	389	14,093
QEP Resources, Inc.	808	32,756
Range Resources Corp.	53	3,098
Southwestern Energy Co.*	1,404	60,330
Spectra Energy Corp.	3,287	89,341
Sunoco, Inc.	428	19,512
Valero Energy Corp.	1,779	53,050
Whiting Petroleum Corp.*	257	18,877

Total Oil, Gas & Consumable Fuels		7,667,744
Paper & Forest Products – 0.0%
International Paper Co.	648	19,557
MeadWestvaco Corp.	368	11,161

Total Paper & Forest Products		30,718
Personal Products – 0.2%
Avon Products, Inc.	1,951	52,755
Estee Lauder Cos., Inc. (The) Class A	602	58,009

Total Personal Products		110,764
Pharmaceuticals – 5.0%
Abbott Laboratories	8,330	408,587
Allergan, Inc.	688	48,862
Bristol-Myers Squibb Co.	10,276	271,595
Eli Lilly & Co.	11,108	390,668
Endo Pharmaceuticals Holdings, Inc.*	481	18,355
Forest Laboratories, Inc.*	1,650	53,295
Johnson & Johnson	16,482	976,558
Merck & Co., Inc.	7,091	234,074
Mylan, Inc.*	1,173	26,592
Perrigo Co.	320	25,446
Pfizer, Inc.	33,961	689,748
Watson Pharmaceuticals, Inc.*	475	26,605

Total Pharmaceuticals		3,170,385
Professional Services – 0.1%
Equifax, Inc.	590	22,922
IHS, Inc. Class A*	176	15,620
Manpower, Inc.	172	10,815
Robert Half International, Inc.	291	8,905
Verisk Analytics, Inc. Class A*	370	12,121

Total Professional Services		70,383
Real Estate Investment Trusts (REITs) – 0.6%
AvalonBay Communities, Inc.	93	11,167
Boston Properties, Inc.(a)	206	19,539
Digital Realty Trust, Inc.(a)	104	6,047
Federal Realty Investment Trust	194	15,823
HCP, Inc.	378	14,341

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	31

Schedule of Investments (continued)

WisdomTree Earnings 500 Fund (EPS)

March 31, 2011

Investments	Shares	Fair Value

Health Care REIT, Inc.	186	$9,754
Kimco Realty Corp.	434	7,960
Nationwide Health Properties, Inc.	374	15,906
Plum Creek Timber Co., Inc.(a)	445	19,406
Public Storage	350	38,818
Rayonier, Inc.	431	26,856
Simon Property Group, Inc.	467	50,044
SL Green Realty Corp.	266	20,003
Ventas, Inc.	470	25,521
Vornado Realty Trust	185	16,188
Weyerhaeuser Co.	3,274	80,540

Total Real Estate Investment Trusts (REITs)		377,913
Real Estate Management & Development – 0.0%
CB Richard Ellis Group, Inc. Class A*	632	16,874
Road & Rail – 0.8%
CSX Corp.	1,919	150,833
JB Hunt Transport Services, Inc.	461	20,939
Kansas City Southern*	216	11,761
Norfolk Southern Corp.	1,843	127,665
Union Pacific Corp.	2,309	227,044

Total Road & Rail		538,242
Semiconductors & Semiconductor Equipment – 3.2%
Altera Corp.(a)	1,449	63,785
Analog Devices, Inc.	1,551	61,078
Applied Materials, Inc.	5,752	89,846
Atmel Corp.*	1,085	14,789
Broadcom Corp. Class A*	1,748	68,836
Cree, Inc.*	207	9,555
First Solar, Inc.*(a)	414	66,588
Intel Corp.	45,089	909,445
KLA-Tencor Corp.	687	32,543
Lam Research Corp.*	822	46,575
Linear Technology Corp.	997	33,529
Maxim Integrated Products, Inc.	1,027	26,291
Microchip Technology, Inc.(a)	781	29,686
Micron Technology, Inc.*	19,322	221,430
NVIDIA Corp.*	1,105	20,398
Skyworks Solutions, Inc.*	349	11,315
Texas Instruments, Inc.	7,474	258,302
Xilinx, Inc.	1,668	54,710

Total Semiconductors & Semiconductor Equipment		2,018,701
Software – 4.0%
Activision Blizzard, Inc.	2,652	29,093
Adobe Systems, Inc.*	1,494	49,541
ANSYS, Inc.*	296	16,040
Autodesk, Inc.*	383	16,894
BMC Software, Inc.*	826	41,085
CA, Inc.	2,786	67,366
Citrix Systems, Inc.*	350	25,711
Factset Research Systems, Inc.(a)	154	16,128
Intuit, Inc.*	974	51,719

Investments	Shares	Fair Value

Microsoft Corp.	61,666	$1,563,850
Oracle Corp.	17,579	586,611
Red Hat, Inc.*	199	9,033
Rovi Corp.*	191	10,247
Salesforce.com, Inc.*	56	7,481
Symantec Corp.*	3,567	66,132
VMware, Inc. Class A*	305	24,870

Total Software		2,581,801
Specialty Retail – 2.0%
Abercrombie & Fitch Co. Class A	157	9,216
Advance Auto Parts, Inc.(a)	433	28,413
AutoZone, Inc.*	239	65,381
Bed Bath & Beyond, Inc.*	1,317	63,572
Best Buy Co., Inc.	3,386	97,246
CarMax, Inc.*	792	25,423
Gap, Inc. (The)(a)	4,849	109,878
Guess ?, Inc.	501	19,714
Home Depot, Inc.	7,654	283,657
Lowe’s Cos., Inc.	6,436	170,103
Ltd. Brands, Inc.	1,802	59,250
O’Reilly Automotive, Inc.*	547	31,431
PetSmart, Inc.	518	21,212
Ross Stores, Inc.	748	53,198
Staples, Inc.	3,385	65,737
Tiffany & Co.(a)	447	27,464
TJX Cos., Inc.	2,731	135,813
Urban Outfitters, Inc.*	632	18,852

Total Specialty Retail		1,285,560
Textiles, Apparel & Luxury Goods – 0.5%
Coach, Inc.	1,165	60,627
Fossil, Inc.*	238	22,289
NIKE, Inc. Class B	1,869	141,483
Phillips-Van Heusen Corp.(a)	26	1,691
Polo Ralph Lauren Corp.(a)	430	53,169
VF Corp.(a)	666	65,621

Total Textiles, Apparel & Luxury Goods		344,880
Thrifts & Mortgage Finance – 0.1%
Hudson City Bancorp, Inc.	3,880	37,559
New York Community Bancorp, Inc.(a)	2,220	38,317
People’s United Financial, Inc.	635	7,988

Total Thrifts & Mortgage Finance		83,864
Tobacco – 1.9%
Altria Group, Inc.	12,718	331,050
Lorillard, Inc.	1,050	99,760
Philip Morris International, Inc.	9,998	656,169
Reynolds American, Inc.	3,412	121,228

Total Tobacco		1,208,207
Trading Companies & Distributors – 0.1%
Fastenal Co.(a)	377	24,441
W.W. Grainger, Inc.	305	41,992

Total Trading Companies & Distributors		66,433

See Notes to Financial Statements.

32	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (concluded)

WisdomTree Earnings 500 Fund (EPS)

March 31, 2011

Investments	Shares	Fair Value
Water Utilities – 0.0%
American Water Works Co., Inc.	940	$26,367
Wireless Telecommunication Services – 0.1%
American Tower Corp. Class A*	674	34,927
MetroPCS Communications, Inc.*	1,305	21,193
NII Holdings, Inc.*	594	24,752

Total Wireless Telecommunication Services		80,872
TOTAL COMMON STOCKS (Cost: $61,164,629)		63,396,951
EXCHANGE-TRADED FUND – 0.6%
WisdomTree Equity Income Fund(b) (Cost: $334,044)	8,494	344,576
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $20,078)	20,078	20,078
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.3%
MONEY MARKET FUND – 3.3%
Dreyfus Institutional Preferred Money Market Fund, 0.19%(d)
(Cost: $2,120,000)(e)	2,120,000	2,120,000
TOTAL INVESTMENTS IN SECURITIES – 103.2% (Cost: $63,638,751)		65,881,605
Liabilities in Excess of Other Assets – (3.2)%		(2,049,216)

NET ASSETS – 100.0%		$63,832,389
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2011 (See Note 2).

(b)	Affiliated companies (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2011.

(d)	Interest rate shown reflects yield as of March 31, 2011.

(e)	At March 31, 2011, the total market value of the Fund’s securities on loan was $2,067,776 and the total market value of the collateral held by the Fund was $2,120,000.

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	33

Schedule of Investments

WisdomTree MidCap Earnings Fund (EZM)

March 31, 2011

Investments	Shares	Fair Value

COMMON STOCKS – 99.4%
Aerospace & Defense – 1.9%
Alliant Techsystems, Inc.	4,510	$318,722
BE Aerospace, Inc.*(a)	4,888	173,671
Cubic Corp.	1,563	89,873
Curtiss-Wright Corp.(a)	3,703	130,123
DigitalGlobe, Inc.*	711	19,929
Esterline Technologies Corp.*	2,204	155,867
HEICO Corp.(a)	1,134	70,898
Hexcel Corp.*	4,686	92,267
Moog, Inc. Class A*	2,906	133,414
Spirit Aerosystems Holdings, Inc. Class A*(a)	12,415	318,693
Teledyne Technologies, Inc.*	3,028	156,578
TransDigm Group, Inc.*(a)	2,284	191,468
Triumph Group, Inc.	1,349	119,319

Total Aerospace & Defense		1,970,822
Air Freight & Logistics – 0.2%
Atlas Air Worldwide Holdings, Inc.*(a)	2,892	201,630
HUB Group, Inc. Class A*	1,481	53,598

Total Air Freight & Logistics		255,228
Airlines – 0.7%
Alaska Air Group, Inc.*	4,761	301,943
JetBlue Airways Corp.*	18,728	117,425
US Airways Group, Inc.*(a)	43,316	377,282

Total Airlines		796,650
Auto Components – 0.8%
Cooper Tire & Rubber Co.(a)	6,016	154,912
Federal-Mogul Corp.*	9,430	234,807
Gentex Corp.(a)	5,559	168,160
Goodyear Tire & Rubber Co. (The)*	9,816	147,043
Tenneco, Inc.*(a)	2,326	98,739

Total Auto Components		803,661
Automobiles – 0.1%
Thor Industries, Inc.(a)	4,209	140,454
Beverages – 0.1%
Boston Beer Co., Inc. Class A*	618	57,239
Biotechnology – 0.9%
BioMarin Pharmaceutical, Inc.*	10,222	256,879
Cubist Pharmaceuticals, Inc.*	5,710	144,120
Myriad Genetics, Inc.*(a)	7,683	154,812
Talecris Biotherapeutics Holdings Corp.*	8,592	230,266
United Therapeutics Corp.*	1,779	119,229

Total Biotechnology		905,306
Building Products – 1.8%
A.O. Smith Corp.	2,870	127,256
Armstrong World Industries, Inc.	815	37,710
Lennox International, Inc.	2,572	135,236
Masco Corp.	1,057	14,713
Owens Corning*	42,352	1,524,248
Simpson Manufacturing Co., Inc.	1,965	57,889

Total Building Products		1,897,052

Investments	Shares	Fair Value

Capital Markets – 3.2%
American Capital Ltd.*	116,466	$1,153,013
Apollo Investment Corp.	5,967	71,962
Ares Capital Corp.	45,626	771,079
BGC Partners, Inc. Class A	1,310	12,170
Eaton Vance Corp.(a)	6,701	216,040
Evercore Partners, Inc. Class A	205	7,030
Federated Investors, Inc. Class B(a)	7,397	197,870
GAMCO Investors, Inc. Class A	1,342	62,215
Greenhill & Co., Inc.(a)	766	50,395
Janus Capital Group, Inc.	13,497	168,308
Knight Capital Group, Inc. Class A*(a)	13,284	178,006
Raymond James Financial, Inc.(a)	8,415	321,790
Waddell & Reed Financial, Inc. Class A(a)	5,235	212,593

Total Capital Markets		3,422,471
Chemicals – 3.1%
Ashland, Inc.	7,176	414,486
Cabot Corp.	4,757	220,202
Cytec Industries, Inc.	3,236	175,941
Huntsman Corp.	1,223	21,256
Intrepid Potash, Inc.*	1,287	44,813
Minerals Technologies, Inc.	1,160	79,483
NewMarket Corp.	1,761	278,625
Olin Corp.	3,203	73,413
OM Group, Inc.*	2,307	84,298
PolyOne Corp.	6,421	91,242
Rockwood Holdings, Inc.*(a)	4,363	214,747
RPM International, Inc.	9,692	229,991
Scotts Miracle-Gro Co. (The) Class A(a)	5,287	305,853
Sensient Technologies Corp.	3,572	128,021
Solutia, Inc.*	2,041	51,841
Valhi, Inc.	1,809	47,902
Valspar Corp.	7,510	293,641
W.R. Grace & Co.*	7,666	293,531
Westlake Chemical Corp.(a)	4,533	254,755

Total Chemicals		3,304,041
Commercial Banks – 3.0%
Bank of Hawaii Corp.(a)	4,937	236,087
BOK Financial Corp.(a)	5,478	283,103
City National Corp.	2,146	122,429
Commerce Bancshares, Inc.	6,450	260,838
Cullen/Frost Bankers, Inc.(a)	4,321	255,025
East West Bancorp, Inc.	2,204	48,400
First Citizens BancShares, Inc. Class A	585	117,339
FirstMerit Corp.	5,346	91,203
Fulton Financial Corp.	12,969	144,086
Hancock Holding Co.(a)	2,379	78,126
Iberiabank Corp.(a)	2,321	139,562
International Bancshares Corp.	8,660	158,824
Investors Bancorp, Inc.*(a)	4,796	71,413
Prosperity Bancshares, Inc.	4,078	174,416
Signature Bank*(a)	2,400	135,360
SVB Financial Group*	2,068	117,731

See Notes to Financial Statements.

34	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree MidCap Earnings Fund (EZM)

March 31, 2011

Investments	Shares	Fair Value

TCF Financial Corp.(a)	11,510	$182,549
Trustmark Corp.(a)	4,542	106,374
UMB Financial Corp.(a)	2,854	106,611
United Bankshares, Inc.(a)	3,273	86,800
Valley National Bancorp(a)	10,780	150,489
Westamerica Bancorp.	2,132	109,521

Total Commercial Banks		3,176,286
Commercial Services & Supplies – 2.3%
ABM Industries, Inc.(a)	2,951	74,926
Brink’s Co. (The)	7,742	256,338
Cintas Corp.(a)	9,455	286,203
Clean Harbors, Inc.*(a)	1,824	179,956
Copart, Inc.*	5,231	226,659
Corrections Corp. of America*	7,800	190,320
Covanta Holding Corp.	4,931	84,221
Deluxe Corp.(a)	8,698	230,845
Geo Group, Inc. (The)*	2,781	71,305
Herman Miller, Inc.(a)	1,383	38,019
Higher One Holdings, Inc.*(a)	1,222	17,658
HNI Corp.	933	29,445
Kar Auction Services, Inc.*	6,323	96,995
R.R. Donnelley & Sons Co.(a)	9,344	176,788
Rollins, Inc.	5,608	113,842
Tetra Tech, Inc.*(a)	3,749	92,563
United Stationers, Inc.	2,034	144,516
Waste Connections, Inc.(a)	5,548	159,727

Total Commercial Services & Supplies		2,470,326
Communications Equipment – 1.5%
Acme Packet, Inc.*(a)	899	63,793
ADTRAN, Inc.	3,231	137,188
Arris Group, Inc.*(a)	10,044	127,961
Blue Coat Systems, Inc.*	2,458	69,217
Brocade Communications Systems, Inc.*(a)	28,977	178,209
Echostar Corp. Class A*	288	10,901
Finisar Corp.*	408	10,037
InterDigital, Inc.(a)	5,141	245,277
Loral Space & Communications, Inc.*	2,317	179,683
Netgear, Inc.*	1,764	57,224
Plantronics, Inc.	3,315	121,395
Polycom, Inc.*	1,682	87,212
Tellabs, Inc.	42,256	221,422
Viasat, Inc.*(a)	742	29,561

Total Communications Equipment		1,539,080
Computers & Peripherals – 0.8%
Diebold, Inc.(a)	3,918	138,932
Lexmark International, Inc. Class A*	10,972	406,403
NCR Corp.*	12,454	234,633
QLogic Corp.*	5,392	100,022

Total Computers & Peripherals		879,990
Construction & Engineering – 1.1%
Aecom Technology Corp.*(a)	10,490	290,888
EMCOR Group, Inc.*	1,808	55,994

Investments	Shares	Fair Value

MasTec, Inc.*	6,247	$129,937
Quanta Services, Inc.*(a)	10,451	234,416
Shaw Group, Inc. (The)*	3,227	114,268
URS Corp.*	7,486	344,730

Total Construction & Engineering		1,170,233
Construction Materials – 0.1%
Eagle Materials, Inc.	1,231	37,250
Martin Marietta Materials, Inc.(a)	1,142	102,403

Total Construction Materials		139,653
Consumer Finance – 0.3%
Credit Acceptance Corp.*	3,233	229,414
Ezcorp, Inc. Class A*	4,470	140,313

Total Consumer Finance		369,727
Containers & Packaging – 2.3%
Aptargroup, Inc.	4,542	227,690
Bemis Co., Inc.	6,431	211,001
Graphic Packaging Holding Co.*	8,625	46,747
Greif, Inc. Class A	3,351	219,189
Packaging Corp. of America	10,366	299,474
Rock-Tenn Co. Class A(a)	4,883	338,636
Sealed Air Corp.	13,448	358,524
Silgan Holdings, Inc.	5,201	198,366
Sonoco Products Co.	8,247	298,789
Temple-Inland, Inc.	8,699	203,557

Total Containers & Packaging		2,401,973
Distributors – 0.2%
LKQ Corp.*	8,882	214,056
Diversified Consumer Services – 3.5%
Career Education Corp.*(a)	15,007	340,959
Coinstar, Inc.*(a)	1,188	54,553
DeVry, Inc.(a)	8,385	461,762
Education Management Corp.*(a)	16,586	347,311
H&R Block, Inc.(a)	48,434	810,785
Hillenbrand, Inc.	5,679	122,098
ITT Educational Services, Inc.*(a)	7,499	541,053
Service Corp. International	30,603	338,469
Sotheby’s	3,542	186,309
Strayer Education, Inc.(a)	1,020	133,100
Weight Watchers International, Inc.	5,649	395,995

Total Diversified Consumer Services		3,732,394
Diversified Financial Services – 0.2%
CBOE Holdings, Inc.(a)	5,631	163,130
Portfolio Recovery Associates, Inc.*	1,150	97,900

Total Diversified Financial Services		261,030
Diversified Telecommunication Services – 0.7%
AboveNet, Inc.	5,603	363,411
tw telecom, inc.*(a)	19,542	375,206

Total Diversified Telecommunication Services		738,617
Electric Utilities – 2.5%
ALLETE, Inc.(a)	2,647	103,154
Cleco Corp.	9,777	335,253

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	35

Schedule of Investments (continued)

WisdomTree MidCap Earnings Fund (EZM)

March 31, 2011

Investments	Shares	Fair Value

DPL, Inc.	12,859	$352,465
El Paso Electric Co.*	3,647	110,869
Great Plains Energy, Inc.	15,470	309,709
Hawaiian Electric Industries, Inc.	5,223	129,531
IDACORP, Inc.	4,981	189,776
ITC Holdings Corp.	2,808	196,279
NV Energy, Inc.	20,724	308,580
Portland General Electric Co.(a)	5,541	131,710
UIL Holdings Corp.	2,484	75,812
Unisource Energy Corp.	4,002	144,592
Westar Energy, Inc.(a)	10,745	283,883

Total Electric Utilities		2,671,613
Electrical Equipment – 1.5%
Acuity Brands, Inc.	1,538	89,958
American Superconductor Corp.*(a)	1,123	27,929
Belden, Inc.	2,470	92,748
Brady Corp. Class A(a)	3,195	114,030
EnerSys*	3,436	136,581
General Cable Corp.*(a)	1,002	43,387
GrafTech International Ltd.*	7,957	164,153
Hubbell, Inc. Class B	4,276	303,724
II-VI, Inc.*	1,392	69,252
Regal-Beloit Corp.	2,999	221,416
Thomas & Betts Corp.*	3,503	208,323
Woodward, Inc.	3,611	124,796

Total Electrical Equipment		1,596,297
Electronic Equipment, Instruments & Components – 2.9%
Anixter International, Inc.	1,848	129,157
Arrow Electronics, Inc.*	14,348	600,894
AVX Corp.	16,213	241,736
Cognex Corp.	1,570	44,353
Ingram Micro, Inc. Class A*	20,861	438,707
IPG Photonics Corp.*	1,226	70,716
Itron, Inc.*	1,994	112,541
Jabil Circuit, Inc.(a)	13,840	282,751
Molex, Inc.(a)	8,807	221,232
National Instruments Corp.	3,611	118,332
Plexus Corp.*(a)	3,970	139,188
Tech Data Corp.*	5,907	300,430
Vishay Intertechnology, Inc.*(a)	20,387	361,665

Total Electronic Equipment, Instruments & Components		3,061,702
Energy Equipment & Services – 2.8%
Atwood Oceanics, Inc.*(a)	8,626	400,505
Bristow Group, Inc.*(a)	2,748	129,980
CARBO Ceramics, Inc.(a)	867	122,351
Dresser-Rand Group, Inc.*	3,991	213,998
Dril-Quip, Inc.*	1,799	142,175
Lufkin Industries, Inc.(a)	732	68,420
Oceaneering International, Inc.*	3,311	296,169
Oil States International, Inc.*(a)	3,317	252,556
Patterson-UTI Energy, Inc.(a)	2,076	61,014

Investments	Shares	Fair Value

Rowan Cos., Inc.*	10,669	$471,356
RPC, Inc.(a)	5,813	147,185
SEACOR Holdings, Inc.	2,615	241,783
Tidewater, Inc.(a)	4,065	243,290
Unit Corp.*	3,607	223,454

Total Energy Equipment & Services		3,014,236
Food & Staples Retailing – 0.5%
BJ’s Wholesale Club, Inc.*	3,652	178,291
Casey’s General Stores, Inc.	3,245	126,555
Ruddick Corp.	3,249	125,379
United Natural Foods, Inc.*(a)	2,300	103,086

Total Food & Staples Retailing		533,311
Food Products – 1.5%
Corn Products International, Inc.	4,472	231,739
Dean Foods Co.*	25,047	250,470
Flowers Foods, Inc.(a)	6,161	167,764
Hain Celestial Group, Inc. (The)*(a)	1,496	48,291
Lancaster Colony Corp.(a)	2,352	142,531
Pilgrim’s Pride Corp.*	19,196	148,001
Ralcorp Holdings, Inc.*	4,650	318,200
Smithfield Foods, Inc.*	3,564	85,750
Tootsie Roll Industries, Inc.	2,898	82,187
TreeHouse Foods, Inc.*	1,990	113,171

Total Food Products		1,588,104
Gas Utilities – 2.5%
AGL Resources, Inc.	8,235	328,082
Atmos Energy Corp.	7,799	265,946
Energen Corp.	7,255	457,936
New Jersey Resources Corp.(a)	3,233	138,857
Nicor, Inc.	3,786	203,308
Northwest Natural Gas Co.	2,044	94,290
Piedmont Natural Gas Co., Inc.	4,616	140,096
Questar Corp.	20,282	353,921
South Jersey Industries, Inc.	1,555	87,033
Southwest Gas Corp.	3,643	141,968
UGI Corp.	9,217	303,239
WGL Holdings, Inc.(a)	2,951	115,089

Total Gas Utilities		2,629,765
Health Care Equipment & Supplies – 2.3%
Align Technology, Inc.*(a)	4,750	97,280
American Medical Systems Holdings, Inc.*	4,886	105,733
Beckman Coulter, Inc.	3,740	310,682
Cooper Cos., Inc. (The)	2,343	162,722
Gen-Probe, Inc.*(a)	2,121	140,728
Haemonetics Corp.*	1,205	78,976
Hill-Rom Holdings, Inc.	3,241	123,093
IDEXX Laboratories, Inc.*(a)	2,347	181,235
Immucor, Inc.*(a)	5,091	100,700
Integra LifeSciences Holdings Corp.*	1,641	77,816
Kinetic Concepts, Inc.*	7,365	400,803
Masimo Corp.	2,894	95,792
Sirona Dental Systems, Inc.*(a)	2,747	137,790

See Notes to Financial Statements.

36	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree MidCap Earnings Fund (EZM)

March 31, 2011

Investments	Shares	Fair Value

STERIS Corp.(a)	1,893	$65,384
Teleflex, Inc.	3,288	190,638
Thoratec Corp.*	2,527	65,525
West Pharmaceutical Services, Inc.(a)	2,373	106,239

Total Health Care Equipment & Supplies		2,441,136
Health Care Providers & Services – 5.4%
Accretive Health, Inc.*	1,073	29,786
AMERIGROUP Corp.*(a)	6,236	400,663
Catalyst Health Solutions, Inc.*	2,011	112,475
Centene Corp.*	4,447	146,662
Chemed Corp.	1,541	102,646
Community Health Systems, Inc.*	9,436	377,346
Coventry Health Care, Inc.*	26,487	844,670
Emergency Medical Services Corp. Class A*	2,417	153,697
Health Management Associates, Inc. Class A*	19,589	213,520
Health Net, Inc.*	5,393	176,351
Healthsouth Corp.*	7,340	183,353
Healthspring, Inc.*	8,281	309,461
HMS Holdings Corp.*	742	60,733
LifePoint Hospitals, Inc.*(a)	5,065	203,512
Lincare Holdings, Inc.	8,319	246,742
Magellan Health Services, Inc.*	3,928	192,786
Mednax, Inc.*	3,735	248,788
Omnicare, Inc.(a)	9,747	292,312
Owens & Minor, Inc.(a)	5,113	166,070
Patterson Cos., Inc.(a)	9,131	293,927
PSS World Medical, Inc.*(a)	3,747	101,731
Universal American Corp.(a)	13,527	309,904
Universal Health Services, Inc. Class B	7,355	363,411
VCA Antech, Inc.*(a)	5,938	149,519

Total Health Care Providers & Services		5,680,065
Health Care Technology – 0.2%
Allscripts Healthcare Solutions, Inc.*	1,192	25,020
athenahealth, Inc.*(a)	326	14,712
Emdeon, Inc. Class A*(a)	1,495	24,085
MedAssets, Inc.*	1,779	27,165
Quality Systems, Inc.(a)	965	80,423

Total Health Care Technology		171,405
Hotels, Restaurants & Leisure – 1.2%
Bally Technologies, Inc.*	3,091	116,994
Brinker International, Inc.	6,663	168,574
Cheesecake Factory (The)*	2,375	71,464
Choice Hotels International, Inc.(a)	3,471	134,848
Cracker Barrel Old Country Store, Inc.	2,047	100,590
International Speedway Corp. Class A	2,820	84,036
Life Time Fitness, Inc.*(a)	2,508	93,573
Panera Bread Co. Class A*	1,244	157,988
PF Chang’s China Bistro, Inc.(a)	1,148	53,026
SIX Flags Entertainment Corp.	1,124	80,928
Texas Roadhouse, Inc.	4,004	68,028
Vail Resorts, Inc.*	660	32,182
WMS Industries, Inc.*(a)	3,130	110,646

Total Hotels, Restaurants & Leisure		1,272,877

Investments	Shares	Fair Value

Household Durables – 2.0%
D.R. Horton, Inc.	27,255	$317,521
Harman International Industries, Inc.	2,155	100,897
Jarden Corp.	3,620	128,763
Leggett & Platt, Inc.	10,043	246,054
Lennar Corp. Class A(a)	6,741	122,147
MDC Holdings, Inc.	4,283	108,574
Mohawk Industries, Inc.*(a)	3,311	202,468
NVR, Inc.*	379	286,524
Tempur-Pedic International, Inc.*	4,826	244,485
Tupperware Brands Corp.	5,882	351,214

Total Household Durables		2,108,647
Independent Power Producers & Energy Traders – 0.0%
Ormat Technologies, Inc.(a)	957	24,241
Industrial Conglomerates – 0.5%
Carlisle Cos., Inc.	4,246	189,159
Seaboard Corp.	122	294,386

Total Industrial Conglomerates		483,545
Insurance – 7.6%
Alleghany Corp.*	701	232,017
American Financial Group, Inc.	17,608	616,632
American National Insurance Co.	1,659	131,343
Arthur J. Gallagher & Co.	5,535	168,319
Assurant, Inc.	17,931	690,523
Brown & Brown, Inc.	7,549	194,764
CNO Financial Group, Inc.*	29,810	223,873
Delphi Financial Group, Inc. Class A	8,118	249,304
Erie Indemnity Co. Class A	1,858	132,122
Fidelity National Financial, Inc. Class A	27,856	393,605
First American Financial Corp.	10,867	179,306
Hanover Insurance Group, Inc. (The)	3,395	153,624
HCC Insurance Holdings, Inc.	13,971	437,432
Markel Corp.*(a)	684	283,484
Mercury General Corp.(a)	4,573	178,942
Primerica, Inc.(a)	16,835	429,461
ProAssurance Corp.*	4,112	260,577
Protective Life Corp.	15,361	407,835
Reinsurance Group of America, Inc.	9,666	606,832
RLI Corp.(a)	2,396	138,129
StanCorp Financial Group, Inc.	6,087	280,732
Symetra Financial Corp.	14,828	201,661
Transatlantic Holdings, Inc.(a)	9,220	448,737
Unitrin, Inc.	9,374	289,469
W.R. Berkley Corp.	19,426	625,711
Wesco Financial Corp.	239	93,019

Total Insurance		8,047,453
Internet & Catalog Retail – 0.1%
HSN, Inc.*	4,005	128,280
Internet Software & Services – 0.5%
Ancestry.com, Inc.*	1,457	51,651
Digital River, Inc.*(a)	846	31,666

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	37

Schedule of Investments (continued)

WisdomTree MidCap Earnings Fund (EZM)

March 31, 2011

Investments	Shares	Fair Value

Equinix, Inc.*	605	$55,115
j2 Global Communications, Inc.*	3,129	92,337
OpenTable, Inc.*(a)	245	26,056
Rackspace Hosting, Inc.*(a)	1,690	72,416
ValueClick, Inc.*	5,862	84,765
WebMD Health Corp.*	2,398	128,101

Total Internet Software & Services		542,107
IT Services – 3.5%
Acxiom Corp.*	3,666	52,607
Alliance Data Systems Corp.*(a)	3,435	295,032
Broadridge Financial Solutions, Inc.	11,887	269,716
CACI International, Inc. Class A*	2,554	156,611
Convergys Corp.*	11,024	158,305
CoreLogic, Inc.*	5,898	109,113
DST Systems, Inc.	6,782	358,225
Gartner, Inc.*(a)	3,137	130,719
Global Payments, Inc.	5,552	271,604
iGate Corp.(a)	2,862	53,720
Jack Henry & Associates, Inc.	5,130	173,856
Lender Processing Services, Inc.	12,569	404,596
Mantech International Corp. Class A*	3,716	157,558
NeuStar, Inc. Class A*	5,261	134,576
Sapient Corp.*	9,773	111,901
SRA International, Inc. Class A*	4,559	129,293
Syntel, Inc.	3,012	157,317
TeleTech Holdings, Inc.*	3,619	70,136
Total System Services, Inc.	16,820	303,097
VeriFone Systems, Inc.*	1,640	90,118
Wright Express Corp.*	2,179	112,959

Total IT Services		3,701,059
Leisure Equipment & Products – 0.2%
Eastman Kodak Co.*(a)	6,692	21,615
Polaris Industries, Inc.(a)	2,129	185,266

Total Leisure Equipment & Products		206,881
Life Sciences Tools & Services – 1.0%
Bio-Rad Laboratories, Inc. Class A*	1,876	225,383
Bruker Corp.*	7,832	163,297
Charles River Laboratories International, Inc.*(a)	855	32,815
Covance, Inc.*(a)	1,928	105,500
Dionex Corp.*	660	77,913
PerkinElmer, Inc.	5,171	135,842
Pharmaceutical Product Development, Inc.	4,570	126,635
Techne Corp.	2,049	146,708

Total Life Sciences Tools & Services		1,014,093
Machinery – 4.2%
Actuant Corp. Class A	3,048	88,392
CLARCOR, Inc.	2,672	120,053
Crane Co.	4,493	217,596
Gardner Denver, Inc.	2,669	208,262
Graco, Inc.	3,024	137,562
Harsco Corp.	4,031	142,254
IDEX Corp.(a)	4,614	201,401

Investments	Shares	Fair Value

Kaydon Corp.	1,627	$63,762
Kennametal, Inc.	2,965	115,635
Lincoln Electric Holdings, Inc.	2,053	155,864
Middleby Corp.*	1,036	96,576
Mueller Industries, Inc.	2,032	74,412
Navistar International Corp.*	5,456	378,264
Nordson Corp.(a)	892	102,634
Oshkosh Corp.*	28,376	1,003,943
Pentair, Inc.(a)	5,991	226,400
Sauer-Danfoss, Inc.*(a)	842	42,883
Snap-On, Inc.	3,345	200,901
SPX Corp.(a)	3,047	241,901
Toro Co. (The)	1,788	118,401
Trinity Industries, Inc.	3,159	115,841
Valmont Industries, Inc.	1,300	135,681
Wabtec Corp.	2,782	188,703
Watts Water Technologies, Inc. Class A	2,239	85,507

Total Machinery		4,462,828
Marine – 0.3%
Alexander & Baldwin, Inc.(a)	1,804	82,352
Kirby Corp.*(a)	3,209	183,844

Total Marine		266,196
Media – 2.1%
Cinemark Holdings, Inc.(a)	10,278	198,879
DreamWorks Animation SKG, Inc. Class A*(a)	5,333	148,951
Gannett Co., Inc.	39,286	598,326
John Wiley & Sons, Inc. Class A	4,346	220,951
Madison Square Garden, Inc. Class A*	3,709	100,106
Meredith Corp.(a)	3,629	123,096
Morningstar, Inc.(a)	1,748	102,048
New York Times Co. (The) Class A*	7,313	69,254
Regal Entertainment Group Class A(a)	9,154	123,579
Valassis Communications, Inc.*	3,067	89,372
Washington Post Co. (The) Class B(a)	933	408,243

Total Media		2,182,805
Metals & Mining – 1.3%
AK Steel Holding Corp.	4,968	78,395
Allied Nevada Gold Corp.*	2,144	76,069
Compass Minerals International, Inc.(a)	2,096	196,039
Globe Specialty Metals, Inc.	1,326	30,180
Hecla Mining Co.*(a)	8,493	77,117
Reliance Steel & Aluminum Co.	6,250	361,125
Royal Gold, Inc.	658	34,479
Schnitzer Steel Industries, Inc. Class A	1,559	101,351
Steel Dynamics, Inc.	11,520	216,230
Stillwater Mining Co.*	1,772	40,632
Titanium Metals Corp.*	4,524	84,056
Worthington Industries, Inc.(a)	5,207	108,930

Total Metals & Mining		1,404,603
Multiline Retail – 0.7%
99 Cents Only Stores*(a)	5,472	107,251
Big Lots, Inc.*	9,837	427,221

See Notes to Financial Statements.

38	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree MidCap Earnings Fund (EZM)

March 31, 2011

Investments	Shares	Fair Value

Dillard’s, Inc. Class A(a)	4,889	$196,147
Saks, Inc.*(a)	1,835	20,754

Total Multiline Retail		751,373
Multi-Utilities – 1.2%
Avista Corp.	5,322	123,098
Black Hills Corp.(a)	2,631	87,981
Integrys Energy Group, Inc.	4,422	223,355
MDU Resources Group, Inc.	14,508	333,249
TECO Energy, Inc.	16,865	316,387
Vectren Corp.	6,880	187,136

Total Multi-Utilities		1,271,206
Office Electronics – 0.1%
Zebra Technologies Corp. Class A*	2,917	114,463
Oil, Gas & Consumable Fuels – 2.8%
Berry Petroleum Co. Class A	2,894	146,002
Bill Barrett Corp.*(a)	3,232	128,989
Brigham Exploration Co.*	1,426	53,019
Cabot Oil & Gas Corp.	3,072	162,724
EXCO Resources, Inc.	39,731	820,842
Forest Oil Corp.*	8,687	328,629
Holly Corp.(a)	1,590	96,608
International Coal Group, Inc.*	1,906	21,538
Northern Oil and Gas, Inc.*(a)	385	10,280
Quicksilver Resources, Inc.*	9,965	142,599
Rosetta Resources, Inc.*(a)	985	46,827
SM Energy Co.	1,414	104,905
Southern Union Co.	10,545	301,798
Swift Energy Co.*	1,601	68,331
W&T Offshore, Inc.(a)	11,503	262,153
World Fuel Services Corp.	5,423	220,228

Total Oil, Gas & Consumable Fuels		2,915,472
Paper & Forest Products – 0.1%
Schweitzer-Mauduit International, Inc.	1,390	70,348
Personal Products – 0.3%
Alberto-Culver Co.	5,082	189,406
Nu Skin Enterprises, Inc. Class A(a)	5,057	145,389

Total Personal Products		334,795
Pharmaceuticals – 0.8%
Impax Laboratories, Inc.*	17,696	450,363
Medicis Pharmaceutical Corp. Class A	5,905	189,196
Par Pharmaceutical Cos., Inc.*	2,584	80,311
Viropharma, Inc.*(a)	7,185	142,982

Total Pharmaceuticals		862,852
Professional Services – 0.5%
Corporate Executive Board Co. (The)	1,598	64,512
CoStar Group, Inc.*(a)	328	20,559
Dun & Bradstreet Corp.(a)	3,188	255,805
FTI Consulting, Inc.*(a)	3,340	128,022
Towers Watson & Co. Class A	1,876	104,043

Total Professional Services		572,941

Investments	Shares	Fair Value

Real Estate Investment Trusts (REITs) – 1.7%
Alexander’s, Inc.	203	$82,611
Alexandria Real Estate Equities, Inc.	765	59,647
American Campus Communities, Inc.	623	20,559
BioMed Realty Trust, Inc.	1,022	19,438
BRE Properties, Inc.	234	11,040
CommonWealth REIT	2,488	64,613
Corporate Office Properties Trust SBI MD(a)	660	23,852
DuPont Fabros Technology, Inc.(a)	732	17,751
EastGroup Properties, Inc.(a)	617	27,129
Entertainment Properties Trust(a)	1,826	85,493
Equity Lifestyle Properties, Inc.	916	52,807
Equity One, Inc.(a)	1,737	32,604
Essex Property Trust, Inc.	390	48,360
Extra Space Storage, Inc.	1,804	37,361
Healthcare Realty Trust, Inc.	730	16,571
Highwoods Properties, Inc.(a)	1,066	37,321
Home Properties, Inc.	375	22,106
Hospitality Properties Trust	6,655	154,063
Liberty Property Trust(a)	1,682	55,338
Mack-Cali Realty Corp.	1,805	61,190
Medical Properties Trust, Inc.(a)	2,077	24,031
Mid-America Apartment Communities, Inc.(a)	309	19,838
National Health Investors, Inc.(a)	1,810	86,735
National Retail Properties, Inc.(a)	1,944	50,797
Omega Healthcare Investors, Inc.	3,455	77,185
Potlatch Corp.(a)	973	39,115
PS Business Parks, Inc.	842	48,785
Realty Income Corp.(a)	3,546	123,933
Regency Centers Corp.	1,460	63,481
Senior Housing Properties Trust	6,867	158,216
Tanger Factory Outlet Centers	1,380	36,211
Taubman Centers, Inc.	440	23,575
Washington Real Estate Investment Trust	1,041	32,365
Weingarten Realty Investors(a)	2,040	51,122

Total Real Estate Investment Trusts (REITs)		1,765,243
Real Estate Management & Development – 0.3%
Forest City Enterprises, Inc. Class A*(a)	8,345	157,136
Jones Lang LaSalle, Inc.	1,789	178,435

Total Real Estate Management & Development		335,571
Road & Rail – 1.0%
Amerco, Inc.*	1,547	150,059
Avis Budget Group, Inc.*	3,518	63,007
Con-way, Inc.(a)	185	7,269
Dollar Thrifty Automotive Group*	2,079	138,732
Genesee & Wyoming, Inc. Class A*(a)	1,777	103,421
Heartland Express, Inc.(a)	3,731	65,516
Knight Transportation, Inc.	3,655	70,359
Landstar System, Inc.	2,566	117,215
Old Dominion Freight Line, Inc.*	2,587	90,778
Ryder System, Inc.	2,318	117,291
Werner Enterprises, Inc.(a)	3,951	104,583

Total Road & Rail		1,028,230

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	39

Schedule of Investments (continued)

WisdomTree MidCap Earnings Fund (EZM)

March 31, 2011

Investments	Shares	Fair Value

Semiconductors & Semiconductor Equipment – 4.4%
Amkor Technology, Inc.*(a)	45,184	$304,540
Atheros Communications, Inc.*	3,447	153,909
Cymer, Inc.*(a)	1,978	111,915
Cypress Semiconductor Corp.*	4,797	92,966
Diodes, Inc.*	3,007	102,418
Fairchild Semiconductor International, Inc.*(a)	10,109	183,984
Hittite Microwave Corp.*(a)	1,409	89,852
International Rectifier Corp.*	4,990	164,969
Intersil Corp. Class A(a)	1,462	18,202
LSI Corp.*	22,976	156,237
MEMC Electronic Materials, Inc.*	216	2,799
Microsemi Corp.*	3,179	65,837
National Semiconductor Corp.	23,050	330,537
Novellus Systems, Inc.*(a)	8,230	305,580
Omnivision Technologies, Inc.*(a)	2,248	79,871
ON Semiconductor Corp.*	40,545	400,179
PMC – Sierra, Inc.*	13,476	101,070
Power Integrations, Inc.	1,623	62,210
Rambus, Inc.*	1,031	20,414
RF Micro Devices, Inc.*(a)	18,548	118,893
Semtech Corp.*	811	20,291
Silicon Laboratories, Inc.*	2,726	117,790
Spansion, Inc. Class A*	17,610	328,779
SunPower Corp. Class A*(a)	2,469	42,319
Teradyne, Inc.*	30,046	535,119
TriQuint Semiconductor, Inc.*(a)	17,165	221,600
Varian Semiconductor Equipment Associates, Inc.*	5,660	275,472
Veeco Instruments, Inc.*	5,246	266,707

Total Semiconductors & Semiconductor Equipment		4,674,459
Software – 1.7%
Advent Software, Inc.*	893	25,602
Ariba, Inc.*(a)	580	19,801
Blackbaud, Inc.	1,349	36,747
Blackboard, Inc.*(a)	612	22,179
Cadence Design Systems, Inc.*	23,397	228,121
CommVault Systems, Inc.*	890	35,493
Compuware Corp.*(a)	9,241	106,733
Concur Technologies, Inc.*(a)	512	28,390
Fortinet, Inc.*	2,748	120,912
Informatica Corp.*	2,122	110,832
JDA Software Group, Inc.*	764	23,119
Lawson Software, Inc.*	2,300	27,830
Mentor Graphics Corp.*	1,993	29,158
MICROS Systems, Inc.*	3,344	165,294
Parametric Technology Corp.*	802	18,037
Pegasystems, Inc.	244	9,257
Progress Software Corp.*	1,962	57,075
Quest Software, Inc.*	4,129	104,835
SolarWinds, Inc.*	2,439	57,219
Solera Holdings, Inc.	2,234	114,157
SS&C Technologies Holdings, Inc.*	1,683	34,367

Investments	Shares	Fair Value

Synopsys, Inc.*	10,737	$296,878
Taleo Corp. Class A*	163	5,811
TIBCO Software, Inc.*	4,419	120,418
Ultimate Software Group, Inc.*	108	6,345

Total Software		1,804,610
Specialty Retail – 4.8%
Aaron’s, Inc.(a)	6,792	172,245
Aeropostale, Inc.*	13,036	317,035
American Eagle Outfitters, Inc.	12,595	200,135
Ann, Inc.*	3,083	89,746
Ascena Retail Group, Inc.*(a)	7,804	252,928
AutoNation, Inc.*(a)	10,400	367,848
Buckle, Inc. (The)(a)	4,020	162,408
Cabela’s, Inc.*	3,499	87,510
Chico’s FAS, Inc.	11,769	175,358
Childrens Place Retail Stores, Inc. (The)*	2,104	104,842
Collective Brands, Inc.*	6,318	136,342
Dick’s Sporting Goods, Inc.*	5,567	222,569
DSW, Inc. Class A*(a)	3,320	132,667
Express, Inc.	9,407	183,813
Foot Locker, Inc.	8,194	161,586
GameStop Corp. Class A*(a)	22,261	501,318
JOS A Bank Clothiers, Inc.*(a)	2,495	126,946
Men’s Wearhouse, Inc. (The)(a)	2,856	77,283
OfficeMax, Inc.*(a)	2,962	38,328
Penske Automotive Group, Inc.*	7,563	151,411
Pier 1 Imports, Inc.*(a)	11,407	115,781
RadioShack Corp.	15,390	231,004
Rent-A-Center, Inc.	7,562	263,989
Sally Beauty Holdings, Inc.*(a)	12,575	176,176
Tractor Supply Co.	4,099	245,366
Ulta Salon Cosmetics & Fragrance, Inc.*(a)	2,106	101,362
Williams-Sonoma, Inc.	6,232	252,396

Total Specialty Retail		5,048,392
Textiles, Apparel & Luxury Goods – 1.7%
Carter’s, Inc.*	5,665	162,189
Columbia Sportswear Co.	1,558	92,576
CROCS, Inc.*	3,581	63,885
Deckers Outdoor Corp.*	2,047	176,349
Hanesbrands, Inc.*	8,835	238,898
Iconix Brand Group, Inc.*	5,720	122,866
Jones Group, Inc. (The)	5,154	70,868
Skechers U.S.A., Inc. Class A*(a)	9,415	193,384
Steven Madden Ltd.*	2,018	94,705
Timberland Co. (The) Class A*	4,173	172,303
Under Armour, Inc. Class A*(a)	1,376	93,637
Warnaco Group, Inc. (The)*	3,076	175,916
Wolverine World Wide, Inc.	3,779	140,881

Total Textiles, Apparel & Luxury Goods		1,798,457
Thrifts & Mortgage Finance – 0.6%
Astoria Financial Corp.	5,271	75,744
Capitol Federal Financial, Inc.	7,834	88,289

See Notes to Financial Statements.

40	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (concluded)

WisdomTree MidCap Earnings Fund (EZM)

March 31, 2011

Investments	Shares	Fair Value
First Niagara Financial Group, Inc.(a)	11,298	$153,427
NewAlliance Bancshares, Inc.	5,049	74,927
Northwest Bancshares, Inc.	5,044	63,252
TFS Financial Corp.(a)	1,943	20,635
Washington Federal, Inc.	9,247	160,343

Total Thrifts & Mortgage Finance		636,617
Tobacco – 0.1%
Vector Group Ltd.(a)	3,982	68,849
Trading Companies & Distributors – 0.6%
Applied Industrial Technologies, Inc.	3,010	100,113
GATX Corp.(a)	2,454	94,872
MSC Industrial Direct Co. Class A	2,865	196,166
Watsco, Inc.(a)	1,359	94,736
WESCO International, Inc.*(a)	2,471	154,437

Total Trading Companies & Distributors		640,324
Water Utilities – 0.2%
Aqua America, Inc.	6,732	154,096
Wireless Telecommunication Services – 0.4%
Telephone & Data Systems, Inc.(a)	5,398	181,912
United States Cellular Corp.*	4,032	207,608

Total Wireless Telecommunication Services		389,520
TOTAL COMMON STOCKS (Cost: $93,411,906)		105,117,356
EXCHANGE-TRADED FUND – 0.5%
WisdomTree MidCap Dividend Fund(b) (Cost: $481,384)	10,322	557,285
SHORT-TERM INVESTMENT – 0.2%
MONEY MARKET FUND – 0.2%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $158,233)	158,233	158,233
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 22.6%
MONEY MARKET FUND – 22.6%
Dreyfus Institutional Preferred Money Market Fund, 0.19%(d)
(Cost: $23,904,000)(e)	23,904,000	23,904,000
TOTAL INVESTMENTS IN SECURITIES – 122.7% (Cost: $117,955,523)		129,736,874
Liabilities in Excess of Other Assets – (22.7)%		(23,991,533)

NET ASSETS – 100.0%		$105,745,341
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2011 (See Note 2).

(b)	Affiliated companies (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2011.

(d)	Interest rate shown reflects yield as of March 31, 2011.

(e)	At March 31, 2011, the total market value of the Fund’s securities on loan was $23,243,626 and the total market value of the collateral held by the Fund was $23,904,000.

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	41

Schedule of Investments

WisdomTree SmallCap Earnings Fund (EES)

March 31, 2011

Investments	Shares	Fair Value

COMMON STOCKS – 99.3%
Aerospace & Defense – 1.4%
AAR Corp.*(a)	8,497	$235,537
Aerovironment, Inc.*	3,962	138,551
American Science & Engineering, Inc.	2,371	218,986
Astronics Corp.*(a)	2,187	55,047
Ceradyne, Inc.*	5,140	231,711
Ducommun, Inc.(a)	4,553	108,817
GeoEye, Inc.*	2,167	90,104
Global Defense Technology & Systems, Inc.*	996	24,123
Kratos Defense & Security Solutions, Inc.*	5,742	81,766
Ladish Co., Inc.*	2,667	145,751
LMI Aerospace, Inc.*(a)	4,137	83,609
National Presto Industries, Inc.(a)	2,392	269,531
Orbital Sciences Corp.*	10,033	189,824

Total Aerospace & Defense		1,873,357
Air Freight & Logistics – 0.3%
Air Transport Services Group, Inc.*(a)	25,837	218,323
Forward Air Corp.(a)	4,543	139,152
Pacer International, Inc.*(a)	9,093	47,829
Park-Ohio Holdings Corp.*	2,235	46,175

Total Air Freight & Logistics		451,479
Airlines – 1.4%
AirTran Holdings, Inc.*	36,177	269,518
Allegiant Travel Co.(a)	6,528	285,992
Hawaiian Holdings, Inc.*	44,329	266,417
Pinnacle Airlines Corp.*	15,357	88,303
Republic Airways Holdings, Inc.*(a)	80,326	516,496
Skywest, Inc.	23,728	401,478

Total Airlines		1,828,204
Auto Components – 1.3%
American Axle & Manufacturing Holdings, Inc.*	29,684	373,721
Amerigon, Inc.*(a)	3,356	51,246
Dorman Products, Inc.*(a)	5,542	233,263
Drew Industries, Inc.	6,091	136,012
Exide Technologies*	30,348	339,291
Fuel Systems Solutions, Inc.*(a)	9,792	295,522
Motorcar Parts of America, Inc.*	4,162	58,185
Spartan Motors, Inc.	3,131	21,479
Standard Motor Products, Inc.	5,323	73,617
Stoneridge, Inc.*(a)	1,795	26,243
Superior Industries International, Inc.(a)	6,847	175,557

Total Auto Components		1,784,136
Automobiles – 0.0%
Winnebago Industries, Inc.	612	8,182
Beverages – 0.3%
Coca-Cola Bottling Co. Consolidated	3,035	202,859
MGP Ingredients, Inc.	4,207	36,685
National Beverage Corp.	13,379	183,694

Total Beverages		423,238

Investments	Shares	Fair Value

Biotechnology – 1.6%
Ariad Pharmaceuticals, Inc.*(a)	109,429	$822,906
Emergent Biosolutions, Inc.*	6,719	162,331
Genomic Health, Inc.*	405	9,963
GTX, Inc.*(a)	22,020	56,592
NABI Biopharmaceuticals*	6,852	39,810
Osiris Therapeutics, Inc.*(a)	4,822	35,008
PDL BioPharma, Inc.	116,334	674,737
Rigel Pharmaceuticals, Inc.*(a)	18,066	128,449
Sciclone Pharmaceuticals, Inc.*	23,471	94,823
Supergen, Inc.*	18,750	58,125
Zalicus, Inc.*(a)	6,420	15,536

Total Biotechnology		2,098,280
Building Products – 0.4%
AAON, Inc.(a)	3,964	130,416
Ameron International Corp.	1,576	109,989
Apogee Enterprises, Inc.	1,293	17,055
Griffon Corp.*(a)	3,933	51,640
Insteel Industries, Inc.(a)	573	8,102
Quanex Building Products Corp.	8,452	165,913
Universal Forest Products, Inc.(a)	2,210	80,996

Total Building Products		564,111
Capital Markets – 4.5%
Arlington Asset Investment Corp. Class A	3,694	112,445
Artio Global Investors, Inc. Class A	28,613	462,386
BlackRock Kelso Capital Corp.(a)	36,105	365,744
Calamos Asset Management, Inc. Class A	6,972	115,666
Capital Southwest Corp.	3,104	284,109
Cohen & Steers, Inc.(a)	8,768	260,234
Diamond Hill Investment Group, Inc.	788	63,040
Duff & Phelps Corp. Class A	4,318	69,002
Epoch Holding Corp.	3,393	53,542
Fifth Street Finance Corp.(a)	10,681	142,591
Financial Engines, Inc.*(a)	17,304	476,898
GFI Group, Inc.	7,602	38,162
Gladstone Capital Corp.(a)	6,627	74,951
Gladstone Investment Corp.	9,069	70,375
Gleacher & Co., Inc.*	4,101	7,136
Golub Capital BDC, Inc.	5,490	86,632
Harris & Harris Group, Inc.*	3,981	21,418
Hercules Technology Growth Capital, Inc.	652	7,172
HFF, Inc. Class A*	4,067	61,168
International. FCStone, Inc.*(a)	2,908	73,921
Internet Capital Group, Inc.*	12,270	174,234
Investment Technology Group, Inc.*	5,271	95,880
JMP Group, Inc.(a)	5,799	49,929
KBW, Inc.(a)	4,501	117,881
Main Street Capital Corp.(a)	8,849	163,264
MCG Capital Corp.(a)	4,078	26,507
Medallion Financial Corp.	891	7,832
MVC Capital, Inc.	11,084	152,073
Oppenheimer Holdings, Inc. Class A	5,612	188,058
optionsXpress Holdings, Inc.	13,901	254,527

See Notes to Financial Statements.

42	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree SmallCap Earnings Fund (EES)

March 31, 2011

Investments	Shares	Fair Value

PennantPark Investment Corp.	15,152	$180,612
Piper Jaffray Cos.*	3,320	137,548
Prospect Capital Corp.(a)	35,939	438,815
Solar Capital Ltd.	28,785	687,386
TICC Capital Corp.	23,797	258,673
TradeStation Group, Inc.*(a)	10,684	75,002
Triangle Capital Corp.(a)	7,387	133,409
US Global Investors, Inc. Class A	2,886	23,405
Virtus Investment Partners, Inc.*	231	13,611
Westwood Holdings Group, Inc.	1,357	54,619

Total Capital Markets		6,079,857
Chemicals – 2.9%
A. Schulman, Inc.(a)	9,137	225,867
Arch Chemicals, Inc.	8,541	355,220
Balchem Corp.	4,607	172,855
Calgon Carbon Corp.*(a)	13,983	222,050
H.B. Fuller Co.(a)	11,861	254,774
Hawkins, Inc.	2,755	113,175
Innophos Holdings, Inc.	4,405	203,115
Innospec, Inc.*	13,612	434,767
KMG Chemicals, Inc.	4,549	89,433
Koppers Holdings, Inc.	3,703	158,118
Kraton Performance Polymers, Inc.*	14,475	553,669
Landec Corp.*	4,643	30,180
LSB Industries, Inc.*	1,802	71,431
NL Industries, Inc.(a)	5,864	87,080
Omnova Solutions, Inc.*	11,408	89,781
Quaker Chemical Corp.	4,161	167,147
Spartech Corp.*(a)	3,894	28,232
Stepan Co.(a)	4,180	303,050
STR Holdings, Inc.*(a)	10,983	210,654
Zagg, Inc.*(a)	3,923	29,462
Zep, Inc.(a)	3,278	57,070

Total Chemicals		3,857,130
Commercial Banks – 6.2%
1st Source Corp.(a)	6,921	138,697
1st United Bancorp, Inc./Boca Raton*	5,298	37,192
Ameris Bancorp*(a)	672	6,828
Arrow Financial Corp.(a)	3,954	97,822
Bancfirst Corp.	4,944	211,010
Bancorp Rhode Island, Inc.	1,411	43,558
BancorpSouth, Inc.(a)	1,379	21,306
Bank of Marin Bancorp	1,809	67,512
Bank of the Ozarks, Inc.(a)	6,860	299,851
Bryn Mawr Bank Corp.(a)	1,971	40,543
Camden National Corp.(a)	2,892	99,022
Cardinal Financial Corp.	7,921	92,359
Chemical Financial Corp.(a)	3,526	70,273
Citizens & Northern Corp.	5,173	86,958
City Holding Co.(a)	5,484	193,914
Columbia Banking System, Inc.	3,251	62,322
Community Bank System, Inc.(a)	10,941	265,538
Community Trust Bancorp, Inc.(a)	5,316	147,094

Investments	Shares	Fair Value

CVB Financial Corp.(a)	41,004	$381,747
Danvers Bancorp, Inc.	4,753	101,809
Eagle Bancorp, Inc.*	4,410	61,960
Enterprise Financial Services Corp.	583	8,203
Financial Institutions, Inc.	4,326	75,705
First Bancorp	4,754	63,038
First Commonwealth Financial Corp.(a)	9,397	64,369
First Financial Bancorp(a)	14,536	242,606
First Financial Bankshares, Inc.(a)	5,454	280,172
First Financial Corp.(a)	3,466	115,210
First Interstate Bancsystem, Inc.	12,004	163,254
First of Long Island Corp. (The)	2,951	81,890
FNB Corp.(a)	28,098	296,153
German American Bancorp, Inc.(a)	3,894	66,938
Glacier Bancorp, Inc.(a)	13,806	207,780
Great Southern Bancorp, Inc.(a)	3,825	82,046
Heartland Financial USA, Inc.(a)	4,862	82,654
Home Bancshares, Inc.(a)	8,181	186,118
Hudson Valley Holding Corp.	699	15,378
Independent Bank Corp.	6,991	188,827
Lakeland Bancorp, Inc.(a)	5,021	52,118
Lakeland Financial Corp.	4,738	107,458
MainSource Financial Group, Inc.(a)	5,451	54,565
Merchants Bancshares, Inc.	2,980	78,910
National Bankshares, Inc.(a)	2,759	79,735
National Penn Bancshares, Inc.(a)	3,824	29,598
NBT Bancorp, Inc.(a)	11,474	261,492
Northfield Bancorp, Inc.(a)	5,134	70,849
Old National Bancorp	9,980	106,986
OmniAmerican Bancorp, Inc.*	652	10,328
Orrstown Financial Services, Inc.(a)	2,643	74,004
Pacific Continental Corp.(a)	1,942	19,789
Park National Corp.(a)	4,763	318,264
Renasant Corp.(a)	1,240	21,055
Republic Bancorp, Inc. Class A(a)	13,864	270,071
S&T Bancorp, Inc.(a)	8,060	173,854
S.Y. Bancorp, Inc.(a)	4,024	101,244
Sandy Spring Bancorp, Inc.	1,734	32,010
Sierra Bancorp	3,925	43,881
Simmons First National Corp. Class A	4,494	121,742
Southside Bancshares, Inc.(a)	9,861	211,025
Southwest Bancorp, Inc.*	5,240	74,356
StellarOne Corp.	2,121	30,118
Sterling Bancorp(a)	2,764	27,668
Sterling Bancshares, Inc.	1,000	8,610
Suffolk Bancorp(a)	3,266	68,521
Susquehanna Bancshares, Inc.	5,178	48,414
Texas Capital Bancshares, Inc.*	7,728	200,851
Tompkins Financial Corp.(a)	4,177	173,554
Tower Bancorp, Inc.	1,574	35,084
TowneBank(a)	6,166	96,560
Trico Bancshares	1,871	30,516
Union First Market Bankshares Corp.	5,449	61,301
Univest Corp. of Pennsylvania	3,215	56,970

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	43

Schedule of Investments (continued)

WisdomTree SmallCap Earnings Fund (EES)

March 31, 2011

Investments	Shares	Fair Value

Virginia Commerce Bancorp, Inc.*(a)	13,216	$75,860
Washington Banking Co.	2,764	38,972
Washington Trust Bancorp, Inc.(a)	4,861	115,400
WesBanco, Inc.(a)	9,008	186,556
Wilshire Bancorp, Inc.*	3,688	18,071
Wintrust Financial Corp.(a)	216	7,938

Total Commercial Banks		8,341,954
Commercial Services & Supplies – 2.5%
ACCO Brands Corp.*(a)	4,722	45,048
American Reprographics Co.*(a)	1,099	11,375
APAC Customer Services, Inc.*	43,358	260,582
Consolidated Graphics, Inc.*	2,776	151,653
Courier Corp.	2,650	36,994
EnerNoc, Inc.*(a)	2,999	57,311
Ennis, Inc.	12,074	205,620
G&K Services, Inc. Class A(a)	4,764	158,403
Healthcare Services Group, Inc.(a)	9,789	172,091
Innerworkings, Inc.*(a)	6,862	50,641
Interface, Inc. Class A(a)	8,400	155,316
Kimball International, Inc. Class B(a)	2,447	17,129
Knoll, Inc.	6,633	139,028
M&F Worldwide Corp.*	26,727	671,382
McGrath Rentcorp	5,931	161,738
Metalico, Inc.*(a)	5,643	35,099
Mine Safety Appliances Co.(a)	4,017	147,303
Mobile Mini, Inc.*	4,072	97,809
Multi-Color Corp.	3,576	72,271
Schawk, Inc.(a)	6,669	129,645
Standard Parking Corp.*	3,951	70,170
SYKES Enterprises, Inc.*(a)	371	7,335
Team, Inc.*	3,537	92,882
U.S. Ecology, Inc.	3,167	55,201
UniFirst Corp.(a)	6,987	370,381

Total Commercial Services & Supplies		3,372,407
Communications Equipment – 1.2%
Anaren, Inc.*	3,509	70,531
Bel Fuse, Inc. Class B(a)	2,738	60,263
Black Box Corp.	5,751	202,148
Comtech Telecommunications Corp.	12,353	335,755
DG FastChannel, Inc.*(a)	6,525	210,235
Digi International, Inc.*	3,830	40,445
EMS Technologies, Inc.*	237	4,658
Emulex Corp.*	6,450	68,821
Extreme Networks, Inc.*	10,498	36,743
Globecomm Systems, Inc.*(a)	4,366	53,833
Harmonic, Inc.*	5,823	54,620
KVH Industries, Inc.*	3,428	51,831
Oclaro, Inc.*(a)	3,338	38,420
Oplink Communications, Inc.*(a)	3,918	76,362
Seachange International, Inc.*	4,810	45,695
Symmetricom, Inc.*(a)	2,906	17,814
Tekelec*(a)	17,272	140,249

Investments	Shares	Fair Value

Westell Technologies, Inc. Class A*	24,608	$86,128

Total Communications Equipment		1,594,551
Computers & Peripherals – 0.7%
Hypercom Corp.*	2,103	25,299
Imation Corp.*(a)	1,662	18,515
Intevac, Inc.*	9,501	118,097
Rimage Corp.	2,518	40,666
STEC, Inc.*(a)	10,516	211,266
Stratasys, Inc.*	1,245	58,515
Super Micro Computer, Inc.*(a)	12,662	203,099
Synaptics, Inc.*(a)	10,147	274,172

Total Computers & Peripherals		949,629
Construction & Engineering – 1.3%
Comfort Systems USA, Inc.(a)	7,408	104,231
Dycom Industries, Inc.*	1,268	21,987
Furmanite Corp.*(a)	1,139	9,112
Great Lakes Dredge & Dock Corp.	18,201	138,874
Insituform Technologies, Inc. Class A*(a)	9,798	262,096
Layne Christensen Co.*(a)	3,503	120,853
Michael Baker Corp.*(a)	3,028	88,024
MYR Group, Inc.*	4,009	95,895
Northwest Pipe Co.*	287	6,581
Orion Marine Group, Inc.*(a)	7,276	78,144
Primoris Services Corp.	14,520	147,233
Sterling Construction Co., Inc.*	3,910	66,001
Tutor Perini Corp.	27,631	673,091

Total Construction & Engineering		1,812,122
Consumer Finance – 2.0%
Advance America, Cash Advance Centers, Inc.	37,959	201,183
Cash America International, Inc.(a)	15,121	696,322
Dollar Financial Corp.*(a)	381	7,906
First Cash Financial Services, Inc.*	7,751	299,188
Nelnet, Inc. Class A(a)	42,865	935,743
World Acceptance Corp.*(a)	8,051	524,925

Total Consumer Finance		2,665,267
Containers & Packaging – 0.5%
Boise, Inc.(a)	65,144	596,719
Myers Industries, Inc.(a)	3,136	31,141

Total Containers & Packaging		627,860
Distributors – 0.4%
Audiovox Corp. Class A*	10,936	87,488
Core-Mark Holding Co., Inc.*(a)	3,583	118,418
Pool Corp.	12,206	294,287
Weyco Group, Inc.(a)	2,655	64,941

Total Distributors		565,134
Diversified Consumer Services – 2.9%
American Public Education, Inc.*	4,144	167,625
Archipelago Learning, Inc.*(a)	827	7,071
Bridgepoint Education, Inc.*(a)	34,340	587,214
Capella Education Co.*(a)	4,763	237,150
Collectors Universe, Inc.	5,401	76,532

See Notes to Financial Statements.

44	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree SmallCap Earnings Fund (EES)

March 31, 2011

Investments	Shares	Fair Value

Corinthian Colleges, Inc.*(a)	166,134	$734,312
CPI Corp.(a)	2,944	66,269
Grand Canyon Education, Inc.*(a)	12,705	184,223
K12, Inc.*(a)	3,148	106,088
Lincoln Educational Services Corp.	22,397	355,888
Mac-Gray Corp.	1,318	21,259
Matthews International Corp. Class A(a)	9,462	364,760
Pre-Paid Legal Services, Inc.*(a)	4,934	325,644
Regis Corp.	22,370	396,844
Stewart Enterprises, Inc. Class A(a)	21,726	165,987
Universal Technical Institute, Inc.(a)	6,600	128,370

Total Diversified Consumer Services		3,925,236
Diversified Financial Services – 0.4%
Encore Capital Group, Inc.*	10,110	239,506
Interactive Brokers Group, Inc. Class A(a)	6,093	96,818
Life Partners Holdings, Inc.(a)	10,327	83,029
MarketAxess Holdings, Inc.(a)	6,711	162,406

Total Diversified Financial Services		581,759
Diversified Telecommunication Services – 0.7%
Atlantic Tele-Network, Inc.(a)	1,912	71,107
Cbeyond, Inc.*(a)	439	5,123
Cincinnati Bell, Inc.*	82,564	221,271
Consolidated Communications Holdings, Inc.	8,967	167,952
General Communication, Inc. Class A*	2,891	31,628
Hughes Communications, Inc.*(a)	970	57,880
IDT Corp. Class B	2,548	68,669
Iridium Communications, Inc.*(a)	3,862	30,780
Neutral Tandem, Inc.*(a)	11,965	176,484
Premiere Global Services, Inc.*	16,919	128,923

Total Diversified Telecommunication Services		959,817
Electric Utilities – 0.6%
Central Vermont Public Service Corp.	3,987	92,857
Empire District Electric Co. (The)(a)	10,682	232,761
MGE Energy, Inc.(a)	7,035	284,847
Otter Tail Corp.(a)	391	8,888
PNM Resources, Inc.(a)	14,502	216,370
Unitil Corp.	1,295	30,510

Total Electric Utilities		866,233
Electrical Equipment – 1.2%
Advanced Battery Technologies, Inc.*(a)	50,895	98,736
AZZ, Inc.	4,180	190,608
Encore Wire Corp.	1,881	45,784
Franklin Electric Co., Inc.	4,901	226,426
Generac Holdings, Inc.*	15,734	319,243
Global Power Equipment Group, Inc.*(a)	7,751	213,153
LaBarge, Inc.*	5,338	94,483
LSI Industries, Inc.	2,234	16,174
Powell Industries, Inc.*(a)	6,094	240,347
PowerSecure International, Inc.*	2,577	22,162
Ultralife Corp.*	3,697	18,707
Vicor Corp.	6,503	107,234

Total Electrical Equipment		1,593,057

Investments	Shares	Fair Value

Electronic Equipment, Instruments & Components – 4.4%
Benchmark Electronics, Inc.*(a)	22,301	$423,050
Brightpoint, Inc.*	20,153	218,459
Checkpoint Systems, Inc.*(a)	9,008	202,500
Coherent, Inc.*	4,060	235,927
CTS Corp.(a)	6,450	69,660
DDi Corp.	7,047	74,487
DTS, Inc.*	1,416	66,028
Electro Rent Corp.	4,846	83,254
FARO Technologies, Inc.*(a)	827	33,080
Insight Enterprises, Inc.*(a)	23,672	403,134
Kemet Corp.*	4,033	59,809
Littelfuse, Inc.	7,316	417,744
Measurement Specialties, Inc.*(a)	3,524	120,027
Mercury Computer Systems, Inc.*	6,622	140,121
Methode Electronics, Inc.(a)	6,498	78,496
MTS Systems Corp.	3,020	137,561
Multi-Fineline Electronix, Inc.*(a)	6,057	170,929
Newport Corp.*	7,534	134,331
OSI Systems, Inc.*	3,417	128,240
Park Electrochemical Corp.	6,221	200,627
Power-One, Inc.*(a)	38,088	333,270
Radisys Corp.*	727	6,296
Richardson Electronics Ltd.	10,715	141,224
Rofin-Sinar Technologies, Inc.*	4,479	176,920
Rogers Corp.*(a)	4,285	193,082
Sanmina-SCI Corp.*	39,317	440,744
Scansource, Inc.*(a)	8,180	310,758
Spectrum Control, Inc.*	3,779	74,371
SYNNEX Corp.*(a)	17,356	568,062
Tessco Technologies, Inc.	2,964	34,086
TTM Technologies, Inc.*	13,946	253,259
Zygo Corp.*	1,482	21,667

Total Electronic Equipment, Instruments & Components		5,951,203
Energy Equipment & Services – 1.0%
Bolt Technology Corp.*	1,796	24,318
Gulf Island Fabrication, Inc.	2,670	85,894
Gulfmark Offshore, Inc. Class A*	5,483	244,048
Hornbeck Offshore Services, Inc.*(a)	10,282	317,200
Matrix Service Co.*	2,789	38,767
Natural Gas Services Group, Inc.*	1,729	30,707
Newpark Resources*	21,219	166,781
OYO Geospace Corp.*	410	40,418
PHI, Inc.*	2,448	54,150
Tetra Technologies, Inc.*	6,302	97,051
Willbros Group, Inc.*(a)	20,388	222,637

Total Energy Equipment & Services		1,321,971
Food & Staples Retailing – 1.1%
Andersons, Inc. (The)	7,578	369,200
Ingles Markets, Inc. Class A	7,853	155,568
Nash Finch Co.	3,225	122,357

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	45

Schedule of Investments (continued)

WisdomTree SmallCap Earnings Fund (EES)

March 31, 2011

Investments	Shares	Fair Value

Pantry, Inc. (The)*	997	$14,786
Pricesmart, Inc.(a)	6,292	230,539
Spartan Stores, Inc.	7,057	104,373
Village Super Market, Inc. Class A	3,744	108,950
Weis Markets, Inc.	8,588	347,470

Total Food & Staples Retailing		1,453,243
Food Products – 1.7%
B&G Foods, Inc.(a)	7,174	134,656
Calavo Growers, Inc.(a)	3,376	73,766
Cal-Maine Foods, Inc.(a)	11,096	327,332
Chiquita Brands International, Inc.*	9,307	142,769
Darling International, Inc.*(a)	17,222	264,702
Diamond Foods, Inc.(a)	2,206	123,095
J&J Snack Foods Corp.	4,958	233,373
John B. Sanfilippo & Son, Inc.*	4,314	50,474
Omega Protein Corp.*	5,794	78,161
Sanderson Farms, Inc.(a)	13,211	606,649
Seneca Foods Corp. Class A*(a)	5,724	170,976
Snyders-Lance, Inc.	7,186	142,642

Total Food Products		2,348,595
Gas Utilities – 0.3%
Chesapeake Utilities Corp.	2,972	123,694
Laclede Group, Inc. (The)	5,697	217,056

Total Gas Utilities		340,750
Health Care Equipment & Supplies – 2.1%
Abaxis, Inc.*	2,504	72,215
Accuray, Inc.*(a)	967	8,732
Analogic Corp.	1,500	84,825
Angiodynamics, Inc.*	3,901	58,983
Arthrocare Corp.*	4,274	142,495
Atrion Corp.	584	101,890
Cantel Medical Corp.(a)	4,445	114,459
Conceptus, Inc.*	1,918	27,715
Conmed Corp.*	5,310	139,547
CryoLife, Inc.*	4,344	26,498
Cyberonics, Inc.*	7,960	253,208
DynaVox, Inc. Class A*	8,751	48,305
Exactech, Inc.*(a)	2,320	40,716
Greatbatch, Inc.*	5,889	155,823
ICU Medical, Inc.*(a)	3,833	167,809
Invacare Corp.(a)	6,784	211,118
IRIS International, Inc.*	2,509	22,631
Kensey Nash Corp.*(a)	3,129	77,943
Medical Action Industries, Inc.*	6,360	53,424
Meridian Bioscience, Inc.(a)	5,445	130,626
Merit Medical Systems, Inc.*	5,974	117,210
Natus Medical, Inc.*(a)	3,621	60,833
Neogen Corp.*	2,311	95,629
NuVasive, Inc.*(a)	4,747	120,194
Quidel Corp.*(a)	3,462	41,405
RTI Biologics, Inc.*	7,789	22,277
SonoSite, Inc.*	1,053	35,086

Investments	Shares	Fair Value

Symmetry Medical, Inc.*	5,592	$54,802
Synovis Life Technologies, Inc.*	1,406	26,967
Vascular Solutions, Inc.*	2,762	30,133
Wright Medical Group, Inc.*(a)	3,413	58,055
Young Innovations, Inc.(a)	2,359	74,073
Zoll Medical Corp.*(a)	2,355	105,528

Total Health Care Equipment & Supplies		2,781,154
Health Care Providers & Services – 5.4%
Air Methods Corp.*	3,229	217,150
Allied Healthcare International, Inc.*	20,229	51,382
Almost Family, Inc.*	4,397	165,503
Amedisys, Inc.*(a)	23,920	837,200
America Service Group, Inc.	2,775	71,151
American Dental Partners, Inc.*	4,084	53,582
Amsurg Corp.*(a)	12,306	313,065
Assisted Living Concepts, Inc. Class A*(a)	2,460	96,284
Bio-Reference Labs, Inc.*(a)	5,819	130,578
Bioscrip, Inc.*(a)	38,511	181,387
Capital Senior Living Corp.*	2,054	21,813
Chindex International, Inc.*(a)	2,541	40,783
Continucare Corp.*	23,197	124,104
Corvel Corp.*	3,133	166,613
Cross Country Healthcare, Inc.*(a)	2,266	17,743
Ensign Group, Inc. (The)	8,206	262,018
Five Star Quality Care, Inc.*	13,315	108,251
Gentiva Health Services, Inc.*(a)	14,394	403,464
Hanger Orthopedic Group, Inc.*(a)	7,682	199,962
Healthways, Inc.*(a)	18,188	279,550
IPC The Hospitalist Co., Inc.*	3,221	146,266
Kindred Healthcare, Inc.*(a)	14,540	347,215
Landauer, Inc.	2,003	123,224
LHC Group, Inc.*	9,417	282,510
Metropolitan Health Networks, Inc.*	26,871	127,100
Molina Healthcare, Inc.*	6,273	250,920
MWI Veterinary Supply, Inc.*(a)	2,698	217,675
National Healthcare Corp.(a)	3,738	173,780
PharMerica Corp.*	10,778	123,300
Providence Service Corp. (The)*	7,122	106,687
RehabCare Group, Inc.*	10,614	391,338
Rural/Metro Corp.*	2,249	38,323
Select Medical Holdings Corp.*	62,384	502,815
Team Health Holdings, Inc.*	10,668	186,477
Triple-S Management Corp. Class B*(a)	19,765	406,764
U.S. Physical Therapy, Inc.	3,423	76,470

Total Health Care Providers & Services		7,242,447
Health Care Technology – 0.2%
Computer Programs & Systems, Inc.	1,651	106,126
Medidata Solutions, Inc.*	2,460	62,902
Omnicell, Inc.*	1,974	30,084
Transcend Services, Inc.*	2,155	51,720

Total Health Care Technology		250,832

See Notes to Financial Statements.

46	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree SmallCap Earnings Fund (EES)

March 31, 2011

Investments	Shares	Fair Value

Hotels, Restaurants & Leisure – 2.9%
AFC Enterprises*	7,634	$115,502
Ambassadors Group, Inc.	3,815	41,774
Ameristar Casinos, Inc.	4,197	74,497
Biglari Holdings, Inc.*	274	116,053
BJ’s Restaurants, Inc.*(a)	2,729	107,332
Bob Evans Farms, Inc.(a)	8,263	269,374
Boyd Gaming Corp.*(a)	7,366	69,019
Buffalo Wild Wings, Inc.*	4,072	221,639
Caribou Coffee Co., Inc.*(a)	4,027	40,955
Carrols Restaurant Group, Inc.*	9,182	85,117
CEC Entertainment, Inc.(a)	6,975	263,167
Churchill Downs, Inc.(a)	1,870	77,605
Denny’s Corp.*	36,405	147,804
Domino’s Pizza, Inc.*	27,795	512,262
Einstein Noah Restaurant Group, Inc.	4,026	65,543
Interval Leisure Group, Inc.*	11,912	194,761
Jack In The Box, Inc.*(a)	9,400	213,192
Krispy Kreme Doughnuts, Inc.*	3,685	25,942
Marcus Corp.(a)	5,750	62,675
Monarch Casino & Resort, Inc.*	3,745	38,948
Multimedia Games, Inc.*	2,202	12,618
Papa John’s International, Inc.*(a)	9,756	308,973
Peet’s Coffee & Tea, Inc.*(a)	2,292	110,222
Red Robin Gourmet Burgers, Inc.*	1,782	47,936
Ruby Tuesday, Inc.*	19,303	253,062
Ruth’s Hospitality Group, Inc.*(a)	6,027	31,099
Shuffle Master, Inc.*	10,785	115,184
Sonic Corp.*	11,194	101,306
Speedway Motorsports, Inc.	9,298	148,582

Total Hotels, Restaurants & Leisure		3,872,143
Household Durables – 1.6%
American Greetings Corp. Class A(a)	23,007	542,965
Blyth, Inc.	5,102	165,764
Hooker Furniture Corp.(a)	2,323	27,783
iRobot Corp.*(a)	5,143	169,153
KB Home(a)	5,373	66,840
Kid Brands, Inc.*	13,621	100,114
La-Z-Boy, Inc. Class Z*	15,786	150,756
Libbey, Inc.*	20,633	340,445
Lifetime Brands, Inc.*	3,906	58,590
Meritage Homes Corp.*	11,749	283,504
Standard Pacific Corp.*(a)	48,440	180,681
Universal Electronics, Inc.*	3,148	93,055

Total Household Durables		2,179,650
Household Products – 0.3%
Central Garden and Pet Co. Class A*	22,837	210,329
WD-40 Co.	4,343	183,882

Total Household Products		394,211
Industrial Conglomerates – 0.4%
Raven Industries, Inc.(a)	4,076	250,348
Standex International Corp.	3,220	122,006

Investments	Shares	Fair Value

Tredegar Corp.	4,842	$104,490

Total Industrial Conglomerates		476,844
Insurance – 5.1%
American Equity Investment Life Holding Co.(a)	27,408	359,593
AMERISAFE, Inc.*	8,606	190,279
Amtrust Financial Services, Inc.(a)	38,631	736,693
Baldwin & Lyons, Inc. Class B(a)	4,599	107,709
Citizens, Inc./Tx*	6,557	47,866
CNA Surety Corp.*(a)	26,709	674,669
Donegal Group, Inc. Class A(a)	3,577	47,825
eHealth, Inc.*(a)	4,501	59,863
EMC Insurance Group, Inc.	7,079	175,772
Employers Holdings, Inc.(a)	15,640	323,122
FBL Financial Group, Inc. Class A(a)	17,108	525,558
FPIC Insurance Group, Inc.*	3,741	141,784
Hallmark Financial Services, Inc.*	6,456	54,101
Harleysville Group, Inc.(a)	9,211	305,160
Horace Mann Educators Corp.	18,841	316,529
Infinity Property & Casualty Corp.	6,672	396,917
Kansas City Life Insurance Co.(a)	3,031	96,931
Meadowbrook Insurance Group, Inc.(a)	29,079	300,968
National Financial Partners Corp.*(a)	11,367	167,663
National Western Life Insurance Co. Class A	1,924	312,169
Navigators Group, Inc. (The)*(a)	4,281	220,472
Presidential Life Corp.(a)	6,572	62,631
Safety Insurance Group, Inc.(a)	5,595	257,986
Selective Insurance Group, Inc.	19,696	340,741
Tower Group, Inc.(a)	20,246	486,511
United Fire & Casualty Co.	8,086	163,418
Universal Insurance Holdings, Inc.	9,767	52,937

Total Insurance		6,925,867
Internet & Catalog Retail – 0.3%
Blue Nile, Inc.*(a)	1,171	63,222
Gaiam, Inc. Class A	2,383	15,728
Nutrisystem, Inc.(a)	7,177	103,995
Orbitz Worldwide, Inc.*	1,166	4,162
Overstock.com, Inc.*(a)	2,251	35,386
PetMed Express, Inc.(a)	6,548	103,851
Shutterfly, Inc.*(a)	1,188	62,204

Total Internet & Catalog Retail		388,548
Internet Software & Services – 1.9%
comScore, Inc.*(a)	258	7,614
Dice Holdings, Inc.*	6,366	96,190
Earthlink, Inc.	155,304	1,216,030
Infospace, Inc.*	5,946	51,492
Keynote Systems, Inc.	350	6,493
Liquidity Services, Inc.*	3,516	62,796
LivePerson, Inc.*	4,551	57,525
LogMein, Inc.*(a)	1,942	81,875
LoopNet, Inc.*(a)	4,796	67,863
ModusLink Global Solutions, Inc.	5,628	30,729
NIC, Inc.	8,561	106,670

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	47

Schedule of Investments (continued)

WisdomTree SmallCap Earnings Fund (EES)

March 31, 2011

Investments	Shares	Fair Value

Perficient, Inc.*(a)	2,214	$26,590
QuinStreet, Inc.*(a)	5,372	122,106
RightNow Technologies, Inc.*	1,475	46,167
Saba Software, Inc.*	1,210	11,870
Stamps.com, Inc.	4,483	59,848
Travelzoo, Inc.*(a)	1,445	96,223
United Online, Inc.	39,089	246,456
Web.com Group, Inc.*	7,326	106,886
Zix Corp.*	3,944	14,514

Total Internet Software & Services		2,515,937
IT Services – 1.8%
Cardtronics, Inc.*	10,095	205,433
Cass Information Systems, Inc.(a)	2,581	101,407
Ciber, Inc.*(a)	11,412	76,460
Computer Task Group, Inc.*	3,489	46,369
CSG Systems International, Inc.*	8,402	167,536
Echo Global Logistics, Inc.*(a)	3,520	46,218
Euronet Worldwide, Inc.*(a)	8,412	162,604
ExlService Holdings, Inc.*(a)	5,650	119,497
Forrester Research, Inc.(a)	3,313	126,855
Global Cash Access Holdings, Inc.*	43,651	142,739
Hackett Group, Inc. (The)*	2,999	11,516
Heartland Payment Systems, Inc.(a)	5,817	101,972
Lionbridge Technologies, Inc.*	4,225	14,492
MAXIMUS, Inc.	4,917	399,113
NCI, Inc. Class A*	5,396	131,501
PRGX Global, Inc.*	1,553	9,427
TNS, Inc.*	1,323	20,599
Unisys Corp.*	16,655	519,969
Virtusa Corp.*	4,322	80,951

Total IT Services		2,484,658
Leisure Equipment & Products – 0.6%
Arctic Cat, Inc.*	1,946	30,260
Jakks Pacific, Inc.*(a)	9,368	181,271
Leapfrog Enterprises, Inc. Class A*	6,996	30,223
RC2 Corp.*	6,611	185,769
Smith & Wesson Holding Corp.*(a)	23,448	83,240
Steinway Musical Instruments*	2,351	52,216
Sturm Ruger & Co., Inc.(a)	9,201	211,347
Summer Infant, Inc.*	4,813	38,504

Total Leisure Equipment & Products		812,830
Life Sciences Tools & Services – 0.4%
Cambrex Corp.*	2,487	13,679
eResearch Technology, Inc.*(a)	6,918	46,835
Kendle International, Inc.*	3,940	42,197
Luminex Corp.*(a)	5,517	103,499
Medtox Scientific, Inc.	674	11,060
Parexel International Corp.*(a)	13,276	330,572

Total Life Sciences Tools & Services		547,842
Machinery – 3.2%
3d Systems Corp.*(a)	2,368	114,966
Alamo Group, Inc.	3,044	83,558

Investments	Shares	Fair Value

Albany International Corp. Class A	2,899	$72,185
Altra Holdings, Inc.*	3,993	94,315
Ampco-Pittsburgh Corp.(a)	5,260	145,071
Astec Industries, Inc.*	3,365	125,481
Badger Meter, Inc.(a)	3,059	126,061
Barnes Group, Inc.(a)	9,900	206,712
Blount International, Inc.*	13,080	209,018
Briggs & Stratton Corp.	8,385	189,920
Chart Industries, Inc.*(a)	3,257	179,265
Colfax Corp.*	3,624	83,171
Douglas Dynamics, Inc.	676	9,640
Dynamic Materials Corp.	1,109	30,996
EnPro Industries, Inc.*(a)	11,220	407,510
ESCO Technologies, Inc.	5,720	218,218
Federal Signal Corp.	8,135	52,959
Force Protection, Inc.*	26,024	127,518
Gorman-Rupp Co. (The)	2,799	110,253
Graham Corp.	940	22,504
Greenbrier Cos., Inc.*(a)	524	14,871
John Bean Technologies Corp.	7,806	150,109
Kadant, Inc.*	2,110	55,261
LB Foster Co. Class A	2,310	99,584
Lindsay Corp.(a)	1,819	143,737
Met-Pro Corp.	2,348	27,941
Miller Industries, Inc.(a)	3,390	55,054
NACCO Industries, Inc. Class A	2,734	302,572
NN, Inc.*	764	13,951
RBC Bearings, Inc.*	4,268	163,166
Robbins & Myers, Inc.	5,712	262,695
Sun Hydraulics Corp.	2,224	95,854
Tennant Co.(a)	3,120	131,165
Trimas Corp.*	5,313	114,229
Twin Disc, Inc.	377	12,147

Total Machinery		4,251,657
Marine – 0.1%
Horizon Lines, Inc. Class A(a)	1,765	1,500
International Shipholding Corp.	3,252	80,975

Total Marine		82,475
Media – 2.0%
Ah Belo Corp. Class A*	1,670	13,961
Arbitron, Inc.(a)	5,229	209,317
Belo Corp. Class A*	45,421	400,159
Entercom Communications Corp. Class A*	28,368	312,615
EW Scripps Co. Class A*(a)	5,973	59,133
Fisher Communications, Inc.*	328	10,194
Harte-Hanks, Inc.	22,392	266,465
InterClick, Inc.*	2,884	20,332
Journal Communications, Inc. Class A*	24,700	148,200
Knology, Inc.*	4,263	55,035
LIN TV Corp. Class A*	24,154	143,233
Martha Stewart Living Omnimedia Class A*(a)	7,206	26,734
McClatchy Co. (The) Class A*(a)	30,920	105,128
National CineMedia, Inc.(a)	7,303	136,347

See Notes to Financial Statements.

48	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree SmallCap Earnings Fund (EES)

March 31, 2011

Investments	Shares	Fair Value

Scholastic Corp.	9,013	$243,712
Sinclair Broadcast Group, Inc. Class A	21,574	270,538
World Wrestling Entertainment, Inc. Class A(a)	19,619	246,611

Total Media		2,667,714
Metals & Mining – 1.1%
AMCOL International Corp.	8,410	302,592
Capital Gold Corp.*	11,275	72,498
Horsehead Holding Corp.*	4,013	68,422
Kaiser Aluminum Corp.(a)	4,108	202,319
Materion Corp.*	3,547	144,718
Metals USA Holdings Corp.*	1,234	20,200
Noranda Aluminum Holding Corp.*	40,877	656,076
Olympic Steel, Inc.	274	8,990
Universal Stainless & Alloy*	1,519	51,236

Total Metals & Mining		1,527,051
Multiline Retail – 0.2%
Bon-Ton Stores, Inc. (The)*(a)	6,595	102,223
Fred’s, Inc. Class A	9,604	127,925
Tuesday Morning Corp.*	10,632	52,097

Total Multiline Retail		282,245
Multi-Utilities – 0.5%
CH Energy Group, Inc.(a)	5,316	268,671
NorthWestern Corp.	13,775	417,382

Total Multi-Utilities		686,053
Oil, Gas & Consumable Fuels – 2.5%
Abraxas Petroleum Corp.*(a)	7,919	46,326
Approach Resources, Inc.*	1,115	37,464
Callon Petroleum Co.*	51,096	397,016
Cloud Peak Energy, Inc.*	11,032	238,181
Contango Oil & Gas Co.*(a)	4,652	294,192
CVR Energy, Inc.*	8,534	197,647
FX Energy, Inc.*	3,235	27,045
Georesources, Inc.*	4,870	152,285
Green Plains Renewable Energy, Inc.*(a)	24,691	296,786
Gulfport Energy Corp.*(a)	10,232	369,887
Harvest Natural Resources, Inc.*(a)	10,728	163,495
Houston American Energy Corp.(a)	633	9,754
James River Coal Co.*	10,429	252,069
L&L Energy, Inc.*(a)	17,205	119,059
Panhandle Oil and Gas, Inc. Class A	1,518	48,045
Petroleum Development Corp.*(a)	1,160	55,692
REX American Resources Corp.*	3,027	48,311
REX Energy Corp.*	2,833	33,004
Stone Energy Corp.*	2,753	91,868
USEC, Inc.*	4,745	20,878
Vaalco Energy, Inc.*	22,152	171,899
Venoco, Inc.*(a)	14,835	253,530
Warren Resources, Inc.*	21,900	111,471

Total Oil, Gas & Consumable Fuels		3,435,904
Paper & Forest Products – 1.8%
Buckeye Technologies, Inc.	33,230	904,853
Clearwater Paper Corp.*	5,148	419,047

Investments	Shares	Fair Value

Deltic Timber Corp.	1,223	$81,745
KapStone Paper and Packaging Corp.*	25,844	443,742
Neenah Paper, Inc.	5,799	127,404
PH Glatfelter Co.	30,439	405,448
Wausau Paper Corp.	14,024	107,143

Total Paper & Forest Products		2,489,382
Personal Products – 0.9%
Elizabeth Arden, Inc.*	5,353	160,644
Inter Parfums, Inc.(a)	6,915	127,997
Medifast, Inc.*(a)	3,194	63,081
Nutraceutical International Corp.*	5,260	78,795
Prestige Brands Holdings, Inc.*(a)	14,835	170,602
Revlon, Inc. Class A*	23,693	376,008
Schiff Nutrition International, Inc.	9,433	85,935
USANA Health Sciences, Inc.*(a)	4,901	169,133

Total Personal Products		1,232,195
Pharmaceuticals – 0.4%
Cumberland Pharmaceuticals, Inc.*(a)	1,028	5,685
Hi-Tech Pharmacal Co., Inc.*	6,372	128,268
ISTA Pharmaceuticals, Inc.*	2,417	24,484
Jazz Pharmaceuticals, Inc.*	3,556	113,259
Obagi Medical Products, Inc.*(a)	4,937	62,404
Questcor Pharmaceuticals, Inc.*(a)	12,138	174,908
Santarus, Inc.*	12,580	43,024

Total Pharmaceuticals		552,032
Professional Services – 1.4%
Advisory Board Co. (The)*(a)	1,971	101,506
Barrett Business Services, Inc.	1,714	27,527
CBIZ, Inc.*	23,571	169,947
CRA International, Inc.*	863	24,880
Dolan Co. (The)*(a)	11,878	144,199
Exponent, Inc.*	3,269	145,830
GP Strategies Corp.*	4,598	62,533
Heidrick & Struggles International, Inc.	1,810	50,372
Hill International, Inc.*	12,740	67,394
Huron Consulting Group, Inc.*(a)	5,677	157,196
ICF International, Inc.*	5,090	104,549
Insperity, Inc.	2,047	62,188
Kelly Services, Inc. Class A*	739	16,044
Kforce, Inc.*(a)	4,980	91,134
Korn/Ferry International*	5,814	129,478
Mistras Group, Inc.*	4,353	74,915
Navigant Consulting, Inc.*(a)	14,903	148,881
On Assignment, Inc.*(a)	3,168	29,969
SFN Group, Inc.*	3,566	50,245
TrueBlue, Inc.*(a)	4,663	78,292
VSE Corp.	3,684	109,452

Total Professional Services		1,846,531
Real Estate Investment Trusts (REITs) – 1.1%
Acadia Realty Trust	7,795	147,481
Agree Realty Corp.(a)	3,240	72,738
Chesapeake Lodging Trust	340	5,919

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	49

Schedule of Investments (continued)

WisdomTree SmallCap Earnings Fund (EES)

March 31, 2011

Investments	Shares	Fair Value

Franklin Street Properties Corp.(a)	9,299	$130,837
Getty Realty Corp.(a)	7,972	182,399
Gladstone Commercial Corp.	245	4,469
Government Properties Income Trust	5,232	140,532
Inland Real Estate Corp.	1,176	11,219
LTC Properties, Inc.	5,031	142,579
Mission West Properties, Inc.	3,222	21,169
Monmouth Real Estate Investment Corp. Class A(a)	7,734	63,496
One Liberty Properties, Inc.	2,625	39,585
Saul Centers, Inc.	2,029	90,392
Sovran Self Storage, Inc.	3,307	130,792
UMH Properties, Inc.(a)	3,295	32,752
Universal Health Realty Income Trust	2,355	95,448
Urstadt Biddle Properties, Inc. Class A	3,715	70,659
Winthrop Realty Trust	2,889	35,390

Total Real Estate Investment Trusts (REITs)		1,417,856
Real Estate Management & Development – 0.0%
Tejon Ranch Co.*	902	33,139
Road & Rail – 0.1%
Celadon Group, Inc.*	2,649	43,020
Marten Transport Ltd.(a)	4,385	97,785
Quality Distribution, Inc.*	2,220	26,307

Total Road & Rail		167,112
Semiconductors & Semiconductor Equipment – 6.2%
Advanced Energy Industries, Inc.*	13,872	226,807
Amtech Systems, Inc.*	1,948	49,168
ATMI, Inc.*	7,647	144,375
AXT, Inc.*	9,217	66,086
Brooks Automation, Inc.*	28,900	396,797
Cabot Microelectronics Corp.*(a)	5,849	305,610
Ceva, Inc.*(a)	2,043	54,609
Cirrus Logic, Inc.*(a)	24,278	510,566
Cohu, Inc.(a)	4,736	72,745
Conexant Systems, Inc.*(a)	43,570	103,697
Entegris, Inc.*(a)	47,767	418,917
Entropic Communications, Inc.*(a)	7,384	62,395
FEI Co.*(a)	7,734	260,790
FSI International, Inc.*	14,348	62,844
GSI Technology, Inc.*(a)	9,453	85,928
GT Solar International, Inc.*(a)	74,605	795,289
Integrated Device Technology, Inc.*(a)	19,579	144,297
Integrated Silicon Solution, Inc.*	24,629	228,311
IXYS Corp.*	6,875	92,331
Kopin Corp.*(a)	9,220	42,320
Kulicke & Soffa Industries, Inc.*	97,079	907,689
Lattice Semiconductor Corp.*	45,189	266,615
LTX-Credence Corp.*	28,112	256,663
Maxlinear, Inc. Class A*(a)	2,789	22,786
Micrel, Inc.(a)	15,347	206,878
Mindspeed Technologies, Inc.*(a)	17,744	150,114
MIPS Technologies, Inc.*(a)	6,528	68,479
MKS Instruments, Inc.(a)	25,513	849,583

Investments	Shares	Fair Value

Monolithic Power Systems, Inc.*	9,484	$134,578
Nanometrics, Inc.*	12,406	224,425
NVE Corp.*	1,182	66,594
Pericom Semiconductor Corp.*(a)	7,884	81,757
Photronics, Inc.*	9,832	88,193
PLX Technology, Inc.*	8,976	32,762
Rubicon Technology, Inc.*(a)	2,861	79,192
Rudolph Technologies, Inc.*	8,041	87,969
Standard Microsystems Corp.*(a)	3,596	88,677
Supertex, Inc.*	2,204	49,105
Tessera Technologies, Inc.*	12,144	221,749
Ultra Clean Holdings*	10,520	108,777
Ultratech, Inc.*	2,729	80,233
Volterra Semiconductor Corp.*(a)	7,746	192,333

Total Semiconductors & Semiconductor Equipment		8,389,033
Software – 2.4%
ACI Worldwide, Inc.*	3,609	118,375
Actuate Corp.*	4,347	22,604
American Software, Inc. Class A	3,886	28,679
Bottomline Technologies, Inc.*(a)	1,214	30,520
Deltek, Inc.*(a)	7,194	54,674
Digimarc Corp.*	216	6,242
Ebix, Inc.*(a)	12,073	285,526
EPIQ Systems, Inc.	5,833	83,762
ePlus, Inc.*	4,500	119,745
Fair Isaac Corp.(a)	13,166	416,177
Interactive Intelligence, Inc.*(a)	1,973	76,375
Kenexa Corp.*(a)	469	12,940
Manhattan Associates, Inc.*(a)	4,387	143,543
MicroStrategy, Inc. Class A*	2,531	340,369
Monotype Imaging Holdings, Inc.*	7,342	106,459
Netscout Systems, Inc.*(a)	6,742	184,191
Opnet Technologies, Inc.(a)	1,758	68,544
Radiant Systems, Inc.*	3,247	57,472
Renaissance Learning, Inc.(a)	8,678	101,967
Rosetta Stone, Inc.*	4,785	63,210
S1 Corp.*	6,463	43,173
Smith Micro Software, Inc.*	2,643	24,738
Sourcefire, Inc.*(a)	4,221	116,120
SRS Labs, Inc.*	1,568	13,391
Synchronoss Technologies, Inc.*(a)	2,310	80,273
TeleCommunication Systems, Inc. Class A*	9,489	39,095
Telenav, Inc.*	31,530	374,261
Tyler Technologies, Inc.*	5,798	137,471
VASCO Data Security International, Inc.*	5,455	74,897

Total Software		3,224,793
Specialty Retail – 4.0%
America’s Car-Mart, Inc.*(a)	5,234	134,932
Asbury Automotive Group, Inc.*	11,747	217,202
Big 5 Sporting Goods Corp.	7,827	93,298
Brown Shoe Co., Inc.(a)	11,676	142,681
Casual Male Retail Group, Inc.*	12,993	63,796

See Notes to Financial Statements.

50	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree SmallCap Earnings Fund (EES)

March 31, 2011

Investments	Shares	Fair Value

Cato Corp. (The) Class A	9,768	$239,316
Christopher & Banks Corp.(a)	3,462	22,434
Citi Trends, Inc.*(a)	4,665	103,983
Destination Maternity Corp.	4,456	102,800
Finish Line, Inc. (The) Class A(a)	17,991	357,121
Genesco, Inc.*	6,357	255,551
Group 1 Automotive, Inc.(a)	4,393	188,020
Haverty Furniture Cos., Inc.	4,422	58,636
hhgregg, Inc.*(a)	9,052	121,206
Hibbett Sports, Inc.*(a)	6,119	219,121
HOT Topic, Inc.	798	4,549
Kirkland’s, Inc.*	13,168	203,314
Lithia Motors, Inc. Class A(a)	2,646	38,579
Lumber Liquidators Holdings, Inc.*(a)	5,741	143,468
MarineMax, Inc.*	1,228	12,108
Midas, Inc.*	1,825	13,998
Monro Muffler Brake, Inc.	5,789	190,921
PEP Boys-Manny, Moe & Jack(a)	10,186	129,464
Rue21, Inc.*(a)	4,327	124,618
Select Comfort Corp.*	34,118	411,463
Shoe Carnival, Inc.*(a)	4,229	118,623
Sonic Automotive, Inc. Class A(a)	21,817	305,656
Stage Stores, Inc.	9,521	182,994
Stein Mart, Inc.	16,641	168,240
Systemax, Inc.*	18,989	256,731
Talbots, Inc.*(a)	1,924	11,621
Vitamin Shoppe, Inc.*	3,917	132,512
West Marine, Inc.*	9,168	95,622
Wet Seal, Inc. (The) Class A*	109,696	469,499
Zumiez, Inc.*(a)	1,925	50,878

Total Specialty Retail		5,384,955
Textiles, Apparel & Luxury Goods – 1.1%
Cherokee, Inc.	3,030	52,298
Culp, Inc.*	7,238	67,169
G-III Apparel Group Ltd.*(a)	6,251	234,912
Joe’s Jeans, Inc.*(a)	66,131	70,099
Maidenform Brands, Inc.*	8,934	255,244
Oxford Industries, Inc.(a)	6,162	210,679
Perry Ellis International, Inc.*	4,753	130,802
R.G. Barry Corp.(a)	4,207	55,070
True Religion Apparel, Inc.*	9,559	224,350
Unifi, Inc.*	5,389	91,613
Volcom, Inc.(a)	6,406	118,703

Total Textiles, Apparel & Luxury Goods		1,510,939
Thrifts & Mortgage Finance – 1.5%
Abington Bancorp, Inc.	1,396	17,073
Bank Mutual Corp.(a)	5,658	23,933
Bofi Holding, Inc.*	7,359	114,212
Brookline Bancorp, Inc.(a)	11,916	125,475
Dime Community Bancshares, Inc.(a)	12,825	189,297
ESSA Bancorp, Inc.(a)	1,971	26,017
Federal Agricultural Mortgage Corp. Class C(a)	4,542	86,798
Flushing Financial Corp.	12,172	181,363

Investments	Shares	Fair Value

Kearny Financial Corp.	4,365	$43,781
OceanFirst Financial Corp.	6,364	88,778
Ocwen Financial Corp.*	25,152	277,175
Oritani Financial Corp.	4,368	55,386
Provident Financial Services, Inc.(a)	14,885	220,298
Provident New York Bancorp	9,849	101,642
Roma Financial Corp.	1,806	19,992
Territorial Bancorp, Inc.	2,582	51,433
TrustCo Bank Corp.(a)	25,060	148,606
United Financial Bancorp, Inc.	3,025	49,943
ViewPoint Financial Group	5,825	75,725
Westfield Financial, Inc.	2,645	23,964
WSFS Financial Corp.	933	43,944

Total Thrifts & Mortgage Finance		1,964,835
Tobacco – 0.8%
Alliance One International, Inc.*	114,460	460,129
Universal Corp.	15,408	670,865

Total Tobacco		1,130,994
Trading Companies & Distributors – 0.9%
Aceto Corp.	4,646	37,029
Beacon Roofing Supply, Inc.*(a)	9,397	192,357
CAI International, Inc.*	6,229	161,082
Houston Wire & Cable Co.(a)	3,439	50,278
Interline Brands, Inc.*(a)	7,261	148,124
Kaman Corp.	5,085	178,992
Lawson Products, Inc.	1,001	23,063
Rush Enterprises, Inc. Class A*(a)	4,389	86,902
TAL International Group, Inc.(a)	6,220	225,600
Titan Machinery, Inc.*(a)	3,521	88,905

Total Trading Companies & Distributors		1,192,332
Water Utilities – 0.5%
American States Water Co.	4,405	157,963
California Water Service Group	6,021	223,800
Connecticut Water Service, Inc.	1,756	46,271
Middlesex Water Co.	3,567	64,884
SJW Corp.(a)	3,299	76,372
York Water Co.	2,790	48,574

Total Water Utilities		617,864
Wireless Telecommunication Services – 0.4%
NTELOS Holdings Corp.	13,107	241,300
Shenandoah Telecommunications Co.(a)	4,673	84,394
USA Mobility, Inc.	11,176	161,940

Total Wireless Telecommunication Services		487,634
TOTAL COMMON STOCKS (Cost: $119,678,771)		133,686,450
EXCHANGE-TRADED FUND – 0.6%
WisdomTree MidCap Earnings Fund(b) (Cost: $805,992)	14,364	843,454

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	51

Schedule of Investments (concluded)

WisdomTree SmallCap Earnings Fund (EES)

March 31, 2011

Investments	Shares	Fair Value

SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $51,041)	51,041	$51,041
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 26.6%
MONEY MARKET FUND – 26.6%
Dreyfus Institutional Preferred Money Market Fund, 0.19%(d)
(Cost: $35,836,000)(e)	35,836,000	35,836,000
TOTAL INVESTMENTS IN SECURITIES – 126.5% (Cost: $156,371,804)		170,416,945
Liabilities in Excess of Other Assets – (26.5)%		(35,745,274)

NET ASSETS – 100.0%		$134,671,671
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2011 (See Note 2).

(b)	Affiliated companies (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2011.

(d)	Interest rate shown reflects yield as of March 31, 2011.

(e)	At March 31, 2011, the total market value of the Fund’s securities on loan was $34,713,338 and the total market value of the collateral held by the Fund was $35,836,000.

See Notes to Financial Statements.

52	WisdomTree Domestic and International Earnings Funds

Schedule of Investments

WisdomTree LargeCap Value Fund (EZY)

March 31, 2011

Investments	Shares	Fair Value

COMMON STOCKS – 98.6%
Aerospace & Defense – 4.0%
BE Aerospace, Inc.*	839	$29,810
Esterline Technologies Corp.*	308	21,782
General Dynamics Corp.	4,745	363,277
Goodrich Corp.(a)	1,217	104,090
Hexcel Corp.*	653	12,857
L-3 Communications Holdings, Inc.	1,436	112,453
Moog, Inc. Class A*	377	17,308
Raytheon Co.	5,086	258,725
Spirit Aerosystems Holdings, Inc. Class A*(a)	1,948	50,005
Teledyne Technologies, Inc.*	392	20,270
Textron, Inc.(a)	892	24,432
Triumph Group, Inc.	188	16,629

Total Aerospace & Defense		1,031,638
Air Freight & Logistics – 0.7%
Atlas Air Worldwide Holdings, Inc.*	182	12,689
FedEx Corp.	1,673	156,509

Total Air Freight & Logistics		169,198
Auto Components – 1.0%
Autoliv, Inc.	381	28,282
Johnson Controls, Inc.	4,485	186,441
TRW Automotive Holdings Corp.*	587	32,332

Total Auto Components		247,055
Automobiles – 0.3%
Harley-Davidson, Inc.(a)	1,811	76,949
Thor Industries, Inc.(a)	307	10,245

Total Automobiles		87,194
Beverages – 0.3%
Dr. Pepper Snapple Group, Inc.	2,063	76,661
Building Products – 0.3%
A.O. Smith Corp.	333	14,765
Armstrong World Industries, Inc.	497	22,996
Masco Corp.(a)	2,039	28,383

Total Building Products		66,144
Capital Markets – 6.7%
Ameriprise Financial, Inc.	2,611	159,480
Goldman Sachs Group, Inc. (The)	9,972	1,580,263

Total Capital Markets		1,739,743
Chemicals – 2.3%
Ashland, Inc.	879	50,771
Cabot Corp.	300	13,887
Cytec Industries, Inc.	272	14,789
Dow Chemical Co. (The)	3,046	114,986
Eastman Chemical Co.	771	76,576
H.B. Fuller Co.	487	10,461
Lubrizol Corp.	858	114,938
NewMarket Corp.	209	33,068
PPG Industries, Inc.	1,167	111,110
Rockwood Holdings, Inc.*(a)	343	16,882

Investments	Shares	Fair Value

RPM International, Inc.	1,237	$29,354

Total Chemicals		586,822
Commercial Banks – 5.8%
International Bancshares Corp.	773	14,177
PNC Financial Services Group, Inc.	3,021	190,293
Wells Fargo & Co.	40,382	1,280,109

Total Commercial Banks		1,484,579
Commercial Services & Supplies – 0.9%
ABM Industries, Inc.	540	13,711
Avery Dennison Corp.	1,115	46,785
Geo Group, Inc. (The)*	557	14,282
HNI Corp.	207	6,533
R.R. Donnelley & Sons Co.	2,520	47,678
Republic Services, Inc.	3,002	90,180
United Stationers, Inc.	235	16,697

Total Commercial Services & Supplies		235,866
Communications Equipment – 0.1%
Arris Group, Inc.*	1,013	12,906
Plantronics, Inc.	308	11,279

Total Communications Equipment		24,185
Computers & Peripherals – 0.9%
Diebold, Inc.	497	17,624
Lexmark International, Inc. Class A*	1,190	44,077
NCR Corp.*	1,503	28,316
Western Digital Corp.*	3,475	129,583

Total Computers & Peripherals		219,600
Construction & Engineering – 1.2%
EMCOR Group, Inc.*	1,019	31,558
Fluor Corp.	2,133	157,117
KBR, Inc.	1,914	72,292
Tutor Perini Corp.	857	20,876
URS Corp.*	656	30,209

Total Construction & Engineering		312,052
Consumer Finance – 0.9%
American Express Co.	2,742	123,939
Capital One Financial Corp.	1,768	91,865
Cash America International, Inc.	343	15,795

Total Consumer Finance		231,599
Containers & Packaging – 0.8%
Greif, Inc. Class A	592	38,723
Owens-Illinois, Inc.*	2,341	70,675
Rock-Tenn Co. Class A(a)	787	54,578
Sealed Air Corp.	1,766	47,082

Total Containers & Packaging		211,058
Diversified Consumer Services – 0.1%
Regis Corp.	524	9,296
Service Corp. International	1,814	20,063

Total Diversified Consumer Services		29,359
Diversified Financial Services – 5.9%
JPMorgan Chase & Co.	30,720	1,416,192

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	53

Schedule of Investments (continued)

WisdomTree LargeCap Value Fund (EZY)

March 31, 2011

Investments	Shares	Fair Value

NYSE Euronext	3,384	$119,015

Total Diversified Financial Services		1,535,207
Electric Utilities – 1.7%
Edison International	7,849	287,195
Hawaiian Electric Industries, Inc.	567	14,062
NV Energy, Inc.	2,142	31,894
Pepco Holdings, Inc.	1,866	34,801
Pinnacle West Capital Corp.	1,363	58,323

Total Electric Utilities		426,275
Electrical Equipment – 0.7%
Acuity Brands, Inc.	299	17,489
Belden, Inc.	363	13,631
Brady Corp. Class A(a)	379	13,527
EnerSys*	404	16,059
General Cable Corp.*(a)	548	23,728
Hubbell, Inc. Class B	545	38,711
Regal-Beloit Corp.	248	18,310
Thomas & Betts Corp.*	437	25,988
Woodward, Inc.	516	17,833

Total Electrical Equipment		185,276
Electronic Equipment, Instruments & Components – 1.0%
Anixter International, Inc.	343	23,972
Arrow Electronics, Inc.*	1,181	49,460
Avnet, Inc.*	1,446	49,294
Benchmark Electronics, Inc.*	739	14,019
Ingram Micro, Inc. Class A*	1,927	40,525
Jabil Circuit, Inc.	992	20,267
Plexus Corp.*	200	7,012
SYNNEX Corp.*	458	14,990
Tech Data Corp.*	581	29,550

Total Electronic Equipment, Instruments & Components		249,089
Energy Equipment & Services – 2.7%
Bristow Group, Inc.*	398	18,825
Exterran Holdings, Inc.*(a)	546	12,957
National Oilwell Varco, Inc.	6,096	483,230
Oil States International, Inc.*	476	36,243
Rowan Cos., Inc.*	1,788	78,994
SEACOR Holdings, Inc.	275	25,426
Superior Energy Services, Inc.*	960	39,360

Total Energy Equipment & Services		695,035
Food & Staples Retailing – 2.9%
CVS Caremark Corp.	15,061	516,894
Ruddick Corp.(a)	428	16,517
Safeway, Inc.	5,002	117,747
SUPERVALU, Inc.(a)	5,468	48,829
United Natural Foods, Inc.*	317	14,208
Whole Foods Market, Inc.	556	36,640

Total Food & Staples Retailing		750,835

Investments	Shares	Fair Value

Food Products – 1.9%
ConAgra Foods, Inc.	4,954	$117,657
Corn Products International, Inc.	741	38,399
J.M. Smucker Co. (The)	1,326	94,663
Sara Lee Corp.	10,606	187,408
Tyson Foods, Inc. Class A	2,332	44,751

Total Food Products		482,878
Gas Utilities – 0.4%
Atmos Energy Corp.	1,049	35,771
Oneok, Inc.	965	64,539
Southwest Gas Corp.	406	15,822

Total Gas Utilities		116,132
Health Care Equipment & Supplies – 0.4%
Hill-Rom Holdings, Inc.	413	15,686
Kinetic Concepts, Inc.*	713	38,801
Sirona Dental Systems, Inc.*	314	15,750
Teleflex, Inc.	368	21,337

Total Health Care Equipment & Supplies		91,574
Health Care Providers & Services – 10.5%
Aetna, Inc.	6,132	229,521
Amedisys, Inc.*	319	11,165
AMERIGROUP Corp.*(a)	586	37,650
AmerisourceBergen Corp.	2,917	115,396
Catalyst Health Solutions, Inc.*	209	11,689
Centene Corp.*	520	17,150
CIGNA Corp.	5,710	252,839
Community Health Systems, Inc.*	912	36,471
Coventry Health Care, Inc.*	1,869	59,602
Emergency Medical Services Corp. Class A*	301	19,140
Health Net, Inc.*	2,391	78,186
Healthspring, Inc.*	1,202	44,919
Humana, Inc.*	3,557	248,776
LifePoint Hospitals, Inc.*	545	21,898
McKesson Corp.	2,862	226,241
Omnicare, Inc.(a)	1,663	49,873
Owens & Minor, Inc.	545	17,702
Tenet Healthcare Corp.*	4,215	31,402
UnitedHealth Group, Inc.	19,066	861,783
Universal American Corp.(a)	1,471	33,701
Universal Health Services, Inc. Class B	1,121	55,389
Wellcare Health Plans, Inc.*	205	8,600
WellPoint, Inc.	3,539	246,987

Total Health Care Providers & Services		2,716,080
Hotels, Restaurants & Leisure – 0.8%
Cheesecake Factory (The)*	395	11,886
Life Time Fitness, Inc.*	308	11,491
MGM Resorts International*(a)	2,629	34,571
PF Chang’s China Bistro, Inc.	137	6,328
Starwood Hotels & Resorts Worldwide, Inc.	1,193	69,337
Wyndham Worldwide Corp.	2,060	65,529

Total Hotels, Restaurants & Leisure		199,142

See Notes to Financial Statements.

54	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree LargeCap Value Fund (EZY)

March 31, 2011

Investments	Shares	Fair Value

Household Durables – 1.1%
Fortune Brands, Inc.	1,309	$81,014
Jarden Corp.	1,046	37,206
Newell Rubbermaid, Inc.	3,511	67,165
Tupperware Brands Corp.	570	34,035
Whirlpool Corp.	821	70,081

Total Household Durables		289,501
Independent Power Producers & Energy Traders – 1.1%
AES Corp. (The)*	8,310	108,030
Calpine Corp.*(a)	2,800	44,436
NRG Energy, Inc.*	5,959	128,357

Total Independent Power Producers & Energy Traders		280,823
Industrial Conglomerates – 6.8%
Carlisle Cos., Inc.	612	27,264
General Electric Co.	85,337	1,711,007
Seaboard Corp.	8	19,304

Total Industrial Conglomerates		1,757,575
Insurance – 6.3%
American Family Life Assurance Co., Inc.	3,959	208,956
American Financial Group, Inc.	2,292	80,266
Assurant, Inc.	1,950	75,094
Delphi Financial Group, Inc. Class A	521	16,000
First American Financial Corp.	964	15,906
Hanover Insurance Group, Inc. (The)	514	23,259
Lincoln National Corp.(a)	1,914	57,497
Loews Corp.	1,927	83,034
Principal Financial Group, Inc.	2,984	95,816
Reinsurance Group of America, Inc.	1,023	64,224
StanCorp Financial Group, Inc.	667	30,762
Torchmark Corp.	1,085	72,131
Transatlantic Holdings, Inc.	1,326	64,536
Travelers Cos., Inc. (The)	10,350	615,618
Unum Group	4,857	127,496
Total Insurance		1,630,595
Internet & Catalog Retail – 0.2%
Expedia, Inc.(a)	2,394	54,248
HSN, Inc.*(a)	317	10,154

Total Internet & Catalog Retail		64,402
IT Services – 0.9%
Acxiom Corp.*	377	5,410
CACI International, Inc. Class A*(a)	299	18,335
Computer Sciences Corp.	2,424	118,121
Convergys Corp.*	2,499	35,886
CoreLogic, Inc.*	964	17,834
Sapient Corp.*	1,400	16,030
SRA International, Inc. Class A*	488	13,840
TeleTech Holdings, Inc.*	667	12,926

Total IT Services		238,382
Leisure Equipment & Products – 0.4%
Mattel, Inc.	3,841	95,756

Investments	Shares	Fair Value

Life Sciences Tools & Services – 0.0%
Parexel International Corp.*	317	$7,893
Machinery – 3.0%
Actuant Corp. Class A	459	13,311
AGCO Corp.*	551	30,288
Barnes Group, Inc.	327	6,828
Bucyrus International, Inc.	672	61,454
Crane Co.	446	21,600
Cummins, Inc.	1,190	130,448
Eaton Corp.	1,500	83,160
Flowserve Corp.	642	82,689
Gardner Denver, Inc.	497	38,781
Manitowoc Co., Inc. (The)	1,075	23,521
Oshkosh Corp.*	784	27,738
Parker Hannifin Corp.	834	78,963
Snap-On, Inc.	497	29,850
SPX Corp.	698	55,414
Timken Co.	586	30,648
Trinity Industries, Inc.	1,252	45,911
WABCO Holdings, Inc.*	209	12,883
Watts Water Technologies, Inc. Class A	284	10,846

Total Machinery		784,333
Media – 8.2%
CBS Corp. Class B	4,714	118,039
Cinemark Holdings, Inc.	965	18,673
Clear Channel Outdoor Holdings, Inc. Class A*	545	7,930
Gannett Co., Inc.	3,934	59,915
Interpublic Group of Cos., Inc. (The)	1,981	24,901
Meredith Corp.(a)	886	30,053
New York Times Co. (The) Class A*	869	8,229
News Corp. Class A	32,422	569,330
Scholastic Corp.	614	16,602
Time Warner Cable, Inc.	3,434	244,981
Valassis Communications, Inc.*	314	9,150
Viacom, Inc. Class B	7,392	343,876
Walt Disney Co. (The)	15,351	661,475

Total Media		2,113,154
Metals & Mining – 0.3%
Cliffs Natural Resources, Inc.	394	38,722
Reliance Steel & Aluminum Co.	503	29,063
Worthington Industries, Inc.(a)	367	7,678

Total Metals & Mining		75,463
Multiline Retail – 2.2%
99 Cents Only Stores*	455	8,918
Big Lots, Inc.*	903	39,217
J.C. Penney Co., Inc.	1,242	44,600
Macy’s, Inc.	4,579	111,087
Sears Holdings Corp.*(a)	297	24,547
Target Corp.	6,680	334,067

Total Multiline Retail		562,436

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	55

Schedule of Investments (continued)

WisdomTree LargeCap Value Fund (EZY)

March 31, 2011

Investments	Shares	Fair Value

Multi-Utilities – 2.0%
Alliant Energy Corp.	1,461	$56,877
Ameren Corp.	3,568	100,154
Avista Corp.	600	13,878
Black Hills Corp.	243	8,126
CMS Energy Corp.	1,715	33,682
DTE Energy Co.	1,756	85,974
Integrys Energy Group, Inc.(a)	785	39,650
MDU Resources Group, Inc.	3,379	77,616
NiSource, Inc.	2,570	49,292
OGE Energy Corp.	994	50,257

Total Multi-Utilities		515,506
Office Electronics – 0.3%
Xerox Corp.	7,866	83,773
Oil, Gas & Consumable Fuels – 6.9%
Alpha Natural Resources, Inc.*(a)	358	21,254
Berry Petroleum Co. Class A	342	17,254
ConocoPhillips	13,059	1,042,892
Marathon Oil Corp.	5,748	306,426
Massey Energy Co.(a)	335	22,900
Murphy Oil Corp.	1,958	143,756
Overseas Shipholding Group, Inc.(a)	335	10,767
Patriot Coal Corp.*	937	24,203
Sunoco, Inc.	1,613	73,537
Williams Cos., Inc. (The)	3,362	104,827
World Fuel Services Corp.	639	25,950

Total Oil, Gas & Consumable Fuels		1,793,766
Paper & Forest Products – 0.1%
International Paper Co.	509	15,362
Personal Products – 0.1%
Nu Skin Enterprises, Inc. Class A	461	13,254
Pharmaceuticals – 0.0%
Viropharma, Inc.*	570	11,343
Professional Services – 0.1%
Manpower, Inc.	271	17,040
Real Estate Management & Development – 0.1%
CB Richard Ellis Group, Inc. Class A*	986	26,326
Jones Lang LaSalle, Inc.	80	7,979

Total Real Estate Management & Development		34,305
Road & Rail – 0.1%
Avis Budget Group, Inc.*	228	4,084
Ryder System, Inc.	427	21,606

Total Road & Rail		25,690
Semiconductors & Semiconductor Equipment – 0.1%
Amkor Technology, Inc.*(a)	2,829	19,068
TriQuint Semiconductor, Inc.*	355	4,583

Total Semiconductors & Semiconductor Equipment		23,651
Specialty Retail – 1.8%
Ann, Inc.*	213	6,200

Investments	Shares	Fair Value

Ascena Retail Group, Inc.*	558	$18,085
AutoNation, Inc.*(a)	1,825	64,550
Barnes & Noble, Inc.(a)	986	9,061
Cabela’s, Inc.*	951	23,785
CarMax, Inc.*	1,444	46,352
Chico’s FAS, Inc.	794	11,831
Childrens Place Retail Stores, Inc. (The)*	269	13,404
Collective Brands, Inc.*	570	12,301
Dick’s Sporting Goods, Inc.*	737	29,465
DSW, Inc. Class A*	287	11,469
Ltd. Brands, Inc.	2,445	80,392
Men’s Wearhouse, Inc. (The)(a)	250	6,765
OfficeMax, Inc.*	264	3,416
Penske Automotive Group, Inc.*	665	13,313
RadioShack Corp.	1,360	20,414
Rent-A-Center, Inc.	1,065	37,179
Tractor Supply Co.	512	30,648
Ulta Salon Cosmetics & Fragrance, Inc.*	248	11,936
Williams-Sonoma, Inc.	438	17,739

Total Specialty Retail		468,305
Textiles, Apparel & Luxury Goods – 0.7%
Deckers Outdoor Corp.*	373	32,134
Fossil, Inc.*	544	50,946
Hanesbrands, Inc.*	560	15,142
Jones Group, Inc. (The)	724	9,955
Phillips-Van Heusen Corp.	427	27,768
Skechers U.S.A., Inc. Class A*(a)	213	4,375
Timberland Co. (The) Class A*	389	16,062
Warnaco Group, Inc. (The)*	330	18,873
Wolverine World Wide, Inc.(a)	451	16,813

Total Textiles, Apparel & Luxury Goods		192,068
Tobacco – 0.1%
Universal Corp.(a)	377	16,415
Trading Companies & Distributors – 0.2%
Applied Industrial Technologies, Inc.	357	11,874
WESCO International, Inc.*	485	30,312

Total Trading Companies & Distributors		42,186
Wireless Telecommunication Services – 0.3%
NII Holdings, Inc.*	1,367	56,963
Telephone & Data Systems, Inc.	953	32,116

Total Wireless Telecommunication Services		89,079
TOTAL COMMON STOCKS (Cost: $21,930,623)		25,442,332
EXCHANGE-TRADED FUNDS – 1.2%
WisdomTree LargeCap Dividend Fund(b)	4,600	222,272
WisdomTree MidCap Dividend Fund(b)	1,778	95,994

TOTAL EXCHANGE-TRADED FUNDS (Cost: $295,261)		318,266

See Notes to Financial Statements.

56	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (concluded)

WisdomTree LargeCap Value Fund (EZY)

March 31, 2011

Investments	Shares	Fair Value

SHORT-TERM INVESTMENT – 0.1%
MONEY MARKET FUND – 0.1%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $30,185)	30,185	$30,185
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.9%
MONEY MARKET FUND – 3.9%
Dreyfus Institutional Preferred Money Market Fund, 0.19%(d)
(Cost: $994,000)(e)	994,000	994,000
TOTAL INVESTMENTS IN SECURITIES – 103.8% (Cost: $23,250,069)		26,784,783
Liabilities in Excess of Other Assets – (3.8)%		(972,817)

NET ASSETS – 100.0%		$25,811,966
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2011 (See Note 2).

(b)	Affiliated companies (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2011.

(d)	Interest rate shown reflects yield as of March 31, 2011.

(e)	At March 31, 2011, the total market value of the Fund’s securities on loan was $970,621 and the total market value of the collateral held by the Fund was $994,000.

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	57

Schedule of Investments

WisdomTree LargeCap Growth Fund (ROI)

March 31, 2011

Investments	Shares	Fair Value

COMMON STOCKS – 98.9%
Aerospace & Defense – 4.5%
BE Aerospace, Inc.*	938	$33,327
Esterline Technologies Corp.*	294	20,792
General Dynamics Corp.	4,640	355,238
Lockheed Martin Corp.	5,454	438,503
Raytheon Co.	4,981	253,383
Spirit Aerosystems Holdings, Inc. Class A*(a)	1,918	49,235

Total Aerospace & Defense		1,150,478
Air Freight & Logistics – 0.0%
Atlas Air Worldwide Holdings, Inc.*	179	12,480
Airlines – 0.0%
Allegiant Travel Co.	185	8,105
Auto Components – 0.1%
TRW Automotive Holdings Corp.*	671	36,959
Beverages – 0.2%
Hansen Natural Corp.*	725	43,667
Biotechnology – 2.3%
Alexion Pharmaceuticals, Inc.*	778	76,773
Celgene Corp.*	1,886	108,502
Cubist Pharmaceuticals, Inc.*	580	14,639
Gilead Sciences, Inc.*	8,737	370,798
Onyx Pharmaceuticals, Inc.*	95	3,342
United Therapeutics Corp.*	100	6,702

Total Biotechnology		580,756
Building Products – 0.1%
Armstrong World Industries, Inc.	480	22,210
Capital Markets – 7.4%
Ameriprise Financial, Inc.	2,537	154,960
BlackRock, Inc.	749	150,556
Goldman Sachs Group, Inc. (The)	9,722	1,540,646
Greenhill & Co., Inc.(a)	80	5,263
Knight Capital Group, Inc. Class A*	1,568	21,011

Total Capital Markets		1,872,436
Chemicals – 1.3%
Ashland, Inc.	831	47,999
Celanese Corp.	2,603	115,495
Lubrizol Corp.	834	111,723
NewMarket Corp.	223	35,283
Rockwood Holdings, Inc.*(a)	328	16,144

Total Chemicals		326,644
Commercial Banks – 5.8%
International Bancshares Corp.	784	14,379
PNC Financial Services Group, Inc.	2,926	184,309
Prosperity Bancshares, Inc.	381	16,295
Wells Fargo & Co.	39,379	1,248,314
Westamerica Bancorp.	180	9,247

Total Commercial Banks		1,472,544
Commercial Services & Supplies – 0.7%
Brink’s Co. (The)	1,022	33,838

Investments	Shares	Fair Value

Corrections Corp. of America*	1,307	$31,891
Republic Services, Inc.	2,931	88,047
Waste Connections, Inc.	738	21,247

Total Commercial Services & Supplies		175,023
Communications Equipment – 0.3%
Acme Packet, Inc.*	100	7,096
Blue Coat Systems, Inc.*(a)	104	2,929
Brocade Communications Systems, Inc.*	1,655	10,178
F5 Networks, Inc.*	258	26,463
InterDigital, Inc.(a)	683	32,586
Riverbed Technology, Inc.*	232	8,735

Total Communications Equipment		87,987
Computers & Peripherals – 8.5%
Apple, Inc.*	5,618	1,957,592
NetApp, Inc.*	1,321	63,646
Western Digital Corp.*	3,379	126,003

Total Computers & Peripherals		2,147,241
Consumer Finance – 0.2%
Cash America International, Inc.	328	15,104
Credit Acceptance Corp.*	520	36,900

Total Consumer Finance		52,004
Containers & Packaging – 0.3%
Owens-Illinois, Inc.*	2,234	67,444
Diversified Consumer Services – 0.7%
Apollo Group, Inc. Class A*	1,793	74,785
Capella Education Co.*(a)	69	3,436
Career Education Corp.*	646	14,677
Corinthian Colleges, Inc.*(a)	931	4,115
DeVry, Inc.	440	24,231
Grand Canyon Education, Inc.*	178	2,581
ITT Educational Services, Inc.*(a)	386	27,850
Service Corp. International	1,744	19,289
Strayer Education, Inc.(a)	65	8,482

Total Diversified Consumer Services		179,446
Diversified Financial Services – 5.7%
IntercontinentalExchange, Inc.*	430	53,122
JPMorgan Chase & Co.	29,947	1,380,556
MSCI, Inc. Class A*	308	11,341

Total Diversified Financial Services		1,445,019
Diversified Telecommunication Services – 0.2%
AboveNet, Inc.	768	49,812
Electric Utilities – 0.1%
Unisource Energy Corp.	443	16,006
Electrical Equipment – 0.1%
Woodward, Inc.	497	17,176
Electronic Equipment, Instruments & Components – 0.2%
Dolby Laboratories, Inc. Class A*(a)	583	28,689
Jabil Circuit, Inc.	744	15,200

Total Electronic Equipment, Instruments & Components		43,889

See Notes to Financial Statements.

58	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree LargeCap Growth Fund (ROI)

March 31, 2011

Investments	Shares	Fair Value

Energy Equipment & Services – 0.5%
Atwood Oceanics, Inc.*	961	$44,619
FMC Technologies, Inc.*	768	72,561

Total Energy Equipment & Services		117,180
Food & Staples Retailing – 2.2%
CVS Caremark Corp.	14,700	504,504
Whole Foods Market, Inc.	658	43,362

Total Food & Staples Retailing		547,866
Food Products – 3.2%
ConAgra Foods, Inc.	4,815	114,356
General Mills, Inc.	7,687	280,960
Green Mountain Coffee Roasters, Inc.*(a)	258	16,669
Hershey Co. (The)	1,750	95,113
Kellogg Co.	3,859	208,309
Lancaster Colony Corp.	282	17,089
Ralcorp Holdings, Inc.*(a)	594	40,647
Tyson Foods, Inc. Class A	2,199	42,199

Total Food Products		815,342
Health Care Equipment & Supplies – 1.3%
Alere, Inc.*	170	6,654
American Medical Systems Holdings, Inc.*	424	9,175
Edwards Lifesciences Corp.*	457	39,759
Hospira, Inc.*	1,414	78,054
Intuitive Surgical, Inc.*	100	33,346
Kinetic Concepts, Inc.*	835	45,441
Masimo Corp.	300	9,930
NuVasive, Inc.*(a)	39	987
ResMed, Inc.*(a)	866	25,980
Sirona Dental Systems, Inc.*	302	15,148
Thoratec Corp.*	165	4,278
Varian Medical Systems, Inc.*	892	60,335

Total Health Care Equipment & Supplies		329,087
Health Care Providers & Services – 11.4%
Aetna, Inc.	5,960	223,083
Amedisys, Inc.*	302	10,570
AMERIGROUP Corp.*(a)	582	37,394
AmerisourceBergen Corp.	2,867	113,419
Catalyst Health Solutions, Inc.*	204	11,410
Centene Corp.*	496	16,358
CIGNA Corp.	5,505	243,760
Community Health Systems, Inc.*	871	34,831
Coventry Health Care, Inc.*	1,823	58,135
Emergency Medical Services Corp. Class A*	289	18,378
Express Scripts, Inc.*	2,859	158,989
Healthspring, Inc.*	1,121	41,892
HMS Holdings Corp.*(a)	91	7,448
Humana, Inc.*	3,451	241,363
LifePoint Hospitals, Inc.*	509	20,452
Lincare Holdings, Inc.	607	18,004
McKesson Corp.	2,755	217,783
Medco Health Solutions, Inc.*	3,016	169,379
Mednax, Inc.*	508	33,838

Investments	Shares	Fair Value

PSS World Medical, Inc.*	428	$11,620
Tenet Healthcare Corp.*	4,063	30,269
UnitedHealth Group, Inc.	18,600	840,719
Universal American Corp.(a)	1,438	32,945
Universal Health Services, Inc. Class B	1,089	53,807
Wellcare Health Plans, Inc.*	197	8,264
WellPoint, Inc.	3,476	242,590

Total Health Care Providers & Services		2,896,700
Health Care Technology – 0.0%
athenahealth, Inc.*(a)	40	1,805
Quality Systems, Inc.	106	8,834

Total Health Care Technology		10,639
Hotels, Restaurants & Leisure – 1.6%
Cheesecake Factory (The)*	385	11,585
Chipotle Mexican Grill, Inc.*	154	41,945
Cracker Barrel Old Country Store, Inc.	209	10,270
Life Time Fitness, Inc.*(a)	298	11,118
PF Chang’s China Bistro, Inc.	130	6,005
Starbucks Corp.	5,103	188,556
Starwood Hotels & Resorts Worldwide, Inc.	1,151	66,896
WMS Industries, Inc.*(a)	308	10,888
Wyndham Worldwide Corp.	1,953	62,125
Wynn Resorts Ltd.	49	6,235

Total Hotels, Restaurants & Leisure		415,623
Household Durables – 0.5%
Tempur-Pedic International, Inc.*	380	19,251
Tupperware Brands Corp.	595	35,527
Whirlpool Corp.	781	66,666

Total Household Durables		121,444
Household Products – 1.3%
Colgate-Palmolive Co.	3,993	322,475
Independent Power Producers & Energy Traders – 1.1%
AES Corp. (The)*	8,102	105,326
Calpine Corp.*(a)	2,732	43,357
NRG Energy, Inc.*	5,759	124,048
Ormat Technologies, Inc.(a)	263	6,662

Total Independent Power Producers & Energy Traders		279,393
Insurance – 11.2%
Alleghany Corp.*	137	45,344
American Family Life Assurance Co., Inc.	3,820	201,620
American Financial Group, Inc.	2,199	77,009
Berkshire Hathaway, Inc. Class B*	14,653	1,225,431
Delphi Financial Group, Inc. Class A	503	15,447
Erie Indemnity Co. Class A	339	24,106
First American Financial Corp.	931	15,362
Hanover Insurance Group, Inc. (The)	557	25,204
Lincoln National Corp.(a)	2,147	64,496
Loews Corp.	1,847	79,587
Principal Financial Group, Inc.	3,036	97,486

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	59

Schedule of Investments (continued)

WisdomTree LargeCap Growth Fund (ROI)

March 31, 2011

Investments	Shares	Fair Value

ProAssurance Corp.*	557	$35,297
Reinsurance Group of America, Inc.	971	60,959
StanCorp Financial Group, Inc.	677	31,223
Torchmark Corp.	1,044	69,405
Transatlantic Holdings, Inc.	1,269	61,762
Travelers Cos., Inc. (The)	10,099	600,689
Unum Group	4,727	124,084

Total Insurance		2,854,511
Internet & Catalog Retail – 1.7%
Amazon.com, Inc.*	981	176,707
Expedia, Inc.	2,300	52,118
HSN, Inc.*	307	9,833
NetFlix, Inc.*(a)	193	45,805
priceline.com, Inc.*	274	138,765

Total Internet & Catalog Retail		423,228
Internet Software & Services – 5.1%
eBay, Inc.*	7,361	228,485
Equinix, Inc.*	95	8,655
Google, Inc. Class A*	1,637	959,625
MercadoLibre, Inc.*	90	7,347
Rackspace Hosting, Inc.*(a)	217	9,298
Sohu.com, Inc.*(a)	432	38,604
VeriSign, Inc.	1,160	42,004

Total Internet Software & Services		1,294,018
IT Services – 2.9%
Alliance Data Systems Corp.*(a)	364	31,264
CACI International, Inc. Class A*	286	17,538
Cognizant Technology Solutions Corp. Class A*	1,456	118,518
CoreLogic, Inc.*	931	17,224
DST Systems, Inc.	589	31,111
Lender Processing Services, Inc.	1,147	36,922
Mastercard, Inc. Class A	819	206,158
MAXIMUS, Inc.	152	12,338
Sapient Corp.*	1,351	15,469
Syntel, Inc.	457	23,869
Visa, Inc. Class A	3,246	238,970

Total IT Services		749,381
Life Sciences Tools & Services – 0.6%
Bruker Corp.*	749	15,617
Covance, Inc.*(a)	398	21,779
Life Technologies Corp.*	766	40,154
Parexel International Corp.*	302	7,520
Waters Corp.*	689	59,873

Total Life Sciences Tools & Services		144,943
Machinery – 1.1%
Bucyrus International, Inc.	652	59,625
Flowserve Corp.	613	78,954
Joy Global, Inc.	997	98,513
Manitowoc Co., Inc. (The)	1,029	22,515
Oshkosh Corp.*	754	26,677

Total Machinery		286,284

Investments	Shares	Fair Value

Media – 1.3%
CBS Corp. Class B	4,645	$116,310
Cinemark Holdings, Inc.	928	17,957
CTC Media, Inc.	1,384	32,621
Discovery Communications, Inc. Class A*	1,495	59,650
DreamWorks Animation SKG, Inc. Class A*	521	14,552
Gannett Co., Inc.	3,768	57,387
Scholastic Corp.	613	16,576
Valassis Communications, Inc.*	302	8,800

Total Media		323,853
Metals & Mining – 1.1%
Compass Minerals International, Inc.	300	28,059
Newmont Mining Corp.	3,905	213,134
Royal Gold, Inc.	69	3,616
Walter Energy, Inc.	237	32,097

Total Metals & Mining		276,906
Multiline Retail – 0.7%
99 Cents Only Stores*	439	8,604
Big Lots, Inc.*	674	29,272
Dollar Tree, Inc.*	1,156	64,181
Nordstrom, Inc.	1,480	66,423

Total Multiline Retail		168,480
Multi-Utilities – 0.0%
Black Hills Corp.	248	8,293
Oil, Gas & Consumable Fuels – 0.2%
Gran Tierra Energy, Inc.*	310	2,502
Massey Energy Co.	374	25,566
Patriot Coal Corp.*	950	24,539

Total Oil, Gas & Consumable Fuels		52,607
Paper & Forest Products – 0.1%
International Paper Co.	493	14,879
Personal Products – 1.0%
Avon Products, Inc.	3,539	95,695
Estee Lauder Cos., Inc. (The) Class A	1,434	138,180
Nu Skin Enterprises, Inc. Class A(a)	445	12,794

Total Personal Products		246,669
Pharmaceuticals – 2.5%
Bristol-Myers Squibb Co.	20,261	535,499
Endo Pharmaceuticals Holdings, Inc.*	1,191	45,449
Medicis Pharmaceutical Corp. Class A	426	13,649
Perrigo Co.	522	41,509
Viropharma, Inc.*	547	10,885

Total Pharmaceuticals		646,991
Professional Services – 0.1%
IHS, Inc. Class A*	361	32,039
Real Estate Investment Trusts (REITs) – 0.5%
Alexander’s, Inc.	62	25,231
Boston Properties, Inc.(a)	482	45,718
CommonWealth REIT	41	1,065
Corporate Office Properties Trust SBI MD	139	5,023

See Notes to Financial Statements.

60	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (concluded)

WisdomTree LargeCap Growth Fund (ROI)

March 31, 2011

Investments	Shares	Fair Value

Digital Realty Trust, Inc.(a)	120	$6,977
Equity Lifestyle Properties, Inc.	66	3,805
Healthcare Realty Trust, Inc.	173	3,927
Potlatch Corp.	310	12,462
Senior Housing Properties Trust	698	16,082

Total Real Estate Investment Trusts (REITs)		120,290
Real Estate Management & Development – 0.1%
CB Richard Ellis Group, Inc. Class A*(a)	949	25,338
Road & Rail – 0.0%
Avis Budget Group, Inc.*	220	3,940
Semiconductors & Semiconductor Equipment – 0.7%
Amkor Technology, Inc.*(a)	3,034	20,449
Atheros Communications, Inc.*	196	8,751
Cree, Inc.*(a)	127	5,862
First Solar, Inc.*(a)	728	117,092
Power Integrations, Inc.	75	2,875
Silicon Laboratories, Inc.*	199	8,599
TriQuint Semiconductor, Inc.*	348	4,493

Total Semiconductors & Semiconductor Equipment		168,121
Software – 1.3%
Activision Blizzard, Inc.	7,361	80,750
Advent Software, Inc.*	130	3,727
ANSYS, Inc.*(a)	402	21,784
AsiaInfo-Linkage, Inc.*(a)	194	4,200
Blackbaud, Inc.	171	4,658
Citrix Systems, Inc.*	691	50,761
Concur Technologies, Inc.*(a)	109	6,044
Informatica Corp.*	335	17,497
MicroStrategy, Inc. Class A*	101	13,582
Pegasystems, Inc.	119	4,515
Red Hat, Inc.*	438	19,881
Rovi Corp.*	160	8,584
Salesforce.com, Inc.*	139	18,568
TIBCO Software, Inc.*	907	24,716
VMware, Inc. Class A*	528	43,053

Total Software		322,320
Specialty Retail – 3.2%
Aeropostale, Inc.*	1,066	25,925
Ascena Retail Group, Inc.*	536	17,372
Barnes & Noble, Inc.(a)	945	8,685
Bed Bath & Beyond, Inc.*	1,620	78,197
Cabela’s, Inc.*	1,049	26,235
CarMax, Inc.*	1,375	44,138
Chico’s FAS, Inc.	764	11,384
Childrens Place Retail Stores, Inc. (The)*	262	13,055
DSW, Inc. Class A*(a)	281	11,229
Guess ?, Inc.	776	30,536
Ltd. Brands, Inc.	2,343	77,038
OfficeMax, Inc.*(a)	255	3,300
O’Reilly Automotive, Inc.*	1,042	59,873
PetSmart, Inc.	900	36,855

Investments	Shares	Fair Value
RadioShack Corp.	1,309	$19,648
Ross Stores, Inc.	1,131	80,436
TJX Cos., Inc.	3,893	193,598
Tractor Supply Co.	485	29,032
Ulta Salon Cosmetics & Fragrance, Inc.*	237	11,407
Urban Outfitters, Inc.*	789	23,536
Williams-Sonoma, Inc.	424	17,172

Total Specialty Retail		818,651
Textiles, Apparel & Luxury Goods – 1.2%
Carter’s, Inc.*	570	16,319
Coach, Inc.	2,312	120,315
Deckers Outdoor Corp.*	405	34,891
Fossil, Inc.*	515	48,230
Hanesbrands, Inc.*	541	14,629
Jones Group, Inc. (The)	692	9,515
Lululemon Athletica, Inc.*(a)	256	22,797
Phillips-Van Heusen Corp.	445	28,938
Skechers U.S.A., Inc. Class A*(a)	198	4,067
Under Armour, Inc. Class A*(a)	191	12,998

Total Textiles, Apparel & Luxury Goods		312,699
Thrifts & Mortgage Finance – 0.0%
Northwest Bancshares, Inc.	531	6,659
Tobacco – 0.1%
Universal Corp.	360	15,674
Wireless Telecommunication Services – 0.4%
American Tower Corp. Class A*	906	46,949
NII Holdings, Inc.*	1,294	53,921

Total Wireless Telecommunication Services		100,870
TOTAL COMMON STOCKS (Cost: $21,646,449)		25,080,719
EXCHANGE-TRADED FUND – 1.0%
WisdomTree Earnings 500 Fund (a)(b) (Cost: $221,881)	5,366	245,226
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.8%
MONEY MARKET FUND – 3.8%
Dreyfus Institutional Preferred Money Market Fund, 0.19%(c)
(Cost: $961,000)(d)	961,000	961,000
TOTAL INVESTMENTS IN SECURITIES – 103.7% (Cost: $22,829,330)		26,286,945
Liabilities in Excess of Cash and Other Assets – (3.7)%		(929,766)

NET ASSETS – 100.0%		$25,357,179

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2011 (See Note 2).

(b)	Affiliated companies (See Note 7).

(c)	Interest rate shown reflects yield as of March 31, 2011.

(d)	At March 31, 2011, the total market value of the Fund’s securities on loan was $937,125 and the total market value of the collateral held by the Fund was $961,000.

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	61

Schedule of Investments

WisdomTree India Earnings Fund (consolidated) (EPI)

March 31, 2011

Investments	Shares	Fair Value

COMMON STOCKS – 100.0%
Aerospace & Defense – 0.3%
Bharat Electronics Ltd.	125,031	$4,719,468
Auto Components – 0.6%
Amtek Auto Ltd.	844,068	2,851,415
Exide Industries Ltd.	1,232,697	3,965,251
Motherson Sumi Systems Ltd.	538,425	2,593,423

Total Auto Components		9,410,089
Automobiles – 3.1%
Bajaj Auto Ltd.	216,254	7,095,721
Hero Honda Motors Ltd.	261,005	9,302,711
Mahindra & Mahindra Ltd.	1,538,666	24,164,249
Maruti Suzuki India Ltd.	181,896	5,148,112

Total Automobiles		45,710,793
Beverages – 0.3%
United Spirits Ltd.	209,306	4,809,884
Building Products – 0.4%
Sintex Industries Ltd.	1,750,510	5,962,607
Capital Markets – 0.2%
India Infoline Ltd.	1,477,501	2,456,704
Chemicals – 0.9%
Asian Paints Ltd.	76,085	4,309,351
Gujarat Narmada Valley Fertilizers Co., Ltd.	29	62
Sterling Biotech Ltd.	449,549	955,147
Tata Chemicals Ltd.	594,903	4,562,324
United Phosphorus Ltd.	1,294,443	4,338,031

Total Chemicals		14,164,915
Commercial Banks – 15.7%
Allahabad Bank	1,254,168	6,461,377
Andhra Bank	1,382,907	4,671,711
Axis Bank Ltd.	718,952	22,632,599
Bank of India	1,031,987	11,000,225
Canara Bank	1,080,532	15,173,969
Central Bank of India	1,030,858	3,247,798
Corp. Bank	358,329	5,111,984
Federal Bank Ltd.	659,644	6,191,142
HDFC Bank Ltd.	548,102	28,832,046
ICICI Bank Ltd.	1,761,356	44,086,232
IDBI Bank Ltd.	1,683,007	5,376,036
Indian Bank	1,154,015	6,023,029
Indian Overseas Bank	2,164,612	6,979,958
Karnataka Bank Ltd.	1,144,161	2,756,814
Oriental Bank of Commerce	715,493	6,242,013
State Bank of India	676,365	41,940,848
Syndicate Bank	1,843,710	5,072,838
Uco Bank	2,347,877	5,633,431
Yes Bank Ltd.	882,085	6,123,860

Total Commercial Banks		233,557,910
Construction & Engineering – 2.0%
Era Infra Engineering Ltd.	500,226	2,115,543
GMR Infrastructure Ltd.*	1,073,117	974,576

Investments	Shares	Fair Value

IRB Infrastructure Developers Ltd.	405,288	$1,927,151
Larsen & Toubro Ltd.	524,216	19,418,151
Nagarjuna Construction Co.	885,797	2,002,205
Voltas Ltd.	656,220	2,687,713

Total Construction & Engineering		29,125,339
Construction Materials – 2.4%
ACC Ltd.	303,811	7,320,554
Ambuja Cements Ltd.	4,585,866	15,157,678
India Cements Ltd.	1,276,386	2,736,237
Shree Cement Ltd.	73,526	3,412,995
Ultratech Cement Ltd.	279,416	7,089,566

Total Construction Materials		35,717,030
Consumer Finance – 0.0%
Shriram Transport Finance Co., Ltd.	9,268	165,429
Diversified Consumer Services – 0.2%
Educomp Solutions Ltd.	293,142	2,756,896
Diversified Financial Services – 1.1%
Indiabulls Financial Services Ltd.	751,823	2,609,759
Kotak Mahindra Bank Ltd.	680,660	6,988,231
Reliance Capital Ltd.	441,780	5,776,971
SREI Infrastructure Finance Ltd.	568,282	564,523

Total Diversified Financial Services		15,939,484
Electric Utilities – 1.9%
Power Grid Corp. of India Ltd.	2,129,856	4,866,741
Reliance Infrastructure Ltd.	552,949	8,554,931
Tata Power Co., Ltd.	448,244	13,420,182
Torrent Power Ltd.	369,558	2,078,375

Total Electric Utilities		28,920,229
Electrical Equipment – 1.5%
ABB Ltd.	135,077	2,413,485
Bharat Heavy Electricals Ltd.	324,039	14,987,757
Crompton Greaves Ltd.	796,051	4,868,773

Total Electrical Equipment		22,270,015
Energy Equipment & Services – 0.2%
Aban Offshore Ltd.	192,391	2,658,615
Food Products – 0.7%
Balrampur Chini Mills Ltd.*	1,300,400	2,042,673
Nestle India Ltd.	51,138	4,238,910
Tata Global Beverages Ltd.	1,950,897	4,276,268

Total Food Products		10,557,851
Gas Utilities – 1.3%
GAIL India Ltd.	1,625,142	16,909,203
Gujarat State Petronet Ltd.	946,132	2,100,394

Total Gas Utilities		19,009,597
Health Care Equipment & Supplies – 0.3%
Opto Circuits India Ltd.	627,199	3,874,724
Household Durables – 0.4%
Videocon Industries Ltd.*	1,357,381	5,844,089

See Notes to Financial Statements.

62	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree India Earnings Fund (consolidated) (EPI)

March 31, 2011

Investments	Shares	Fair Value

Household Products – 1.5%
Hindustan Unilever Ltd.	3,365,389	$21,666,177
Independent Power Producers & Energy Traders – 1.4%
Jaiprakash Power Ventures Ltd.*	353,048	333,692
Neyveli Lignite Corp., Ltd.	76,304	178,034
NHPC Ltd.	9,480,230	5,378,402
NTPC Ltd.	3,609,533	15,629,573

Total Independent Power Producers & Energy Traders		21,519,701
Industrial Conglomerates – 0.8%
Jaiprakash Associates Ltd.	2,893,184	6,020,573
Siemens India Ltd.	285,741	5,645,299

Total Industrial Conglomerates		11,665,872
IT Services – 12.6%
HCL Infosystems Ltd.	878,955	2,016,304
HCL Technologies Ltd.	902,736	9,675,136
Hexaware Technologies Ltd.	2,352,653	3,484,533
Infosys Technologies Ltd.	1,367,864	99,420,508
Mphasis Ltd.	317,503	2,956,455
Patni Computer Systems Ltd.	370,470	3,963,061
Rolta India Ltd.	768,466	2,389,232
Tata Consultancy Services Ltd.	1,576,990	41,865,646
Wipro Ltd.	1,957,582	21,079,289

Total IT Services		186,850,164
Life Sciences Tools & Services – 0.2%
Divi’s Laboratories Ltd.	194,947	2,950,543
Machinery – 2.0%
Ashok Leyland Ltd.	2,831,372	3,609,452
Cummins India Ltd.	282,770	4,425,276
Tata Motors Ltd.	666,962	18,670,300
Thermax Ltd.	185,149	2,503,113

Total Machinery		29,208,141
Marine – 0.3%
Mercator Lines Ltd.	2,394,248	2,048,224
Shipping Corp. of India Ltd.	1,214,336	2,925,898

Total Marine		4,974,122
Media – 0.5%
Sun TV Network Ltd.	282,864	2,849,572
Zee Entertainment Enterprises Ltd.	1,714,829	4,752,839

Total Media		7,602,411
Metals & Mining – 9.7%
Bhushan Steel Ltd.	542,249	5,309,407
Gujarat Mineral Development Corp., Ltd.	1,144,098	3,481,424
Hindalco Industries Ltd.	6,878,803	32,261,502
Hindustan Zinc Ltd.	1,560,728	4,822,700
Jindal Saw Ltd.	776,330	3,562,640
Jindal Steel & Power Ltd.	1,666,829	26,063,009
JSW Steel Ltd.	481,143	9,886,116
National Aluminium Co., Ltd.	978,225	2,097,058
NMDC Ltd.	689,204	4,396,873

Investments	Shares	Fair Value

Sesa Goa Ltd.	2,694,557	$17,604,197
Steel Authority of India Ltd.	4,127,080	15,695,768
Sterlite Industries India Ltd.	3,371,559	13,132,409
Welspun Corp., Ltd.	1,285,746	5,981,119

Total Metals & Mining		144,294,222
Oil, Gas & Consumable Fuels – 23.2%
Bharat Petroleum Corp., Ltd.	523,375	7,180,782
Cairn India Ltd.*	965,586	7,598,888
Chennai Petroleum Corp., Ltd.	247,399	1,237,688
Essar Oil Ltd.*	1,034,634	2,886,164
Essar Shipping Ports & Logistics Ltd.*	519,237	1,096,225
Great Eastern Shipping Co., Ltd. (The)	310,378	1,831,505
Hindustan Petroleum Corp., Ltd.	676,223	5,406,600
Indian Oil Corp., Ltd.	3,169,332	23,655,391
Mangalore Refinery & Petrochemicals Ltd.	1,995,405	2,886,055
Oil & Natural Gas Corp., Ltd.	10,267,245	67,066,902
Oil India Ltd.	73,277	2,156,245
Petronet Lng Ltd.	1,993,453	5,444,614
Reliance Industries Ltd.	9,222,915	216,969,619

Total Oil, Gas & Consumable Fuels		345,416,678
Personal Products – 0.2%
Dabur India Ltd.	1,630,731	3,514,144
Pharmaceuticals – 2.7%
Aurobindo Pharma Ltd.	594,471	2,612,100
Cipla Ltd.	753,839	5,437,209
Dr. Reddy’s Laboratories Ltd.	72,574	2,667,394
GlaxoSmithKline Pharmaceuticals Ltd.	65,754	3,041,758
Glenmark Pharmaceuticals Ltd.	533,109	3,391,479
Lupin Ltd.	416,484	3,891,200
Piramal Healthcare Ltd.	450,245	4,208,143
Sun Pharmaceutical Industries Ltd.	1,482,547	14,710,775

Total Pharmaceuticals		39,960,058
Real Estate Management & Development – 0.8%
Anant Raj Industries Ltd.	139,796	262,539
DLF Ltd.	1,672,287	10,070,471
Orbit Corp., Ltd.	780,843	950,774

Total Real Estate Management & Development		11,283,784
Road & Rail – 0.2%
Container Corp. of India	116,562	3,136,680
Software – 0.3%
Financial Technologies India Ltd.	91,199	1,766,514
Oracle Financial Sevices Software Ltd.*	65,389	2,913,069

Total Software		4,679,583
Textiles, Apparel & Luxury Goods – 0.4%
Alok Industries Ltd.	7,426,240	3,688,557
S Kumars Nationwide Ltd.*	1,470,142	1,798,324

Total Textiles, Apparel & Luxury Goods		5,486,881
Thrifts & Mortgage Finance – 3.0%
Housing Development Finance Corp.	2,862,481	45,008,895

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	63

Schedule of Investments (concluded)

WisdomTree India Earnings Fund (consolidated) (EPI)

March 31, 2011

Investments	Shares	Fair Value

Tobacco – 1.6%
ITC Ltd.	5,900,051	$24,092,371
Trading Companies & Distributors – 0.4%
Adani Enterprises Ltd.	401,835	6,006,124
Wireless Telecommunication Services – 4.7%
Bharti Airtel Ltd.	6,040,133	48,407,749
Idea Cellular Ltd.*	2,371,041	3,586,203
Reliance Communications Ltd.	7,549,548	18,224,214

Total Wireless Telecommunication Services		70,218,166
TOTAL COMMON STOCKS (Cost: $1,243,586,815)		1,487,166,385
	Principal Amount
CORPORATE BOND – 0.0%
Pharmaceuticals – 0.0%
Dr. Reddy’s Laboratories Ltd. 9.25%, 3/24/14**
(Cost: $49,370)	$2,213,730	49,255
	Shares
RIGHTS – 0.0% Commercial Banks – 0.0%
Central Bank of India, expiring 4/07/11* (Cost: $0)	533,820	450,087
TOTAL INVESTMENTS IN SECURITIES – 100.0%
(Cost: $1,243,636,185)		1,487,665,727
Liabilities in Excess of Cash, Foreign Currency and Other Assets – 0.0%		(576,356)

NET ASSETS – 100.0%		$1,487,089,371
*	Non-income producing security.

**	Rate shown reflects the current yield as of report date.

See Notes to Financial Statements.

64	WisdomTree Domestic and International Earnings Funds

Statements of Assets and Liabilities

WisdomTree Domestic and International Earnings Funds

March 31, 2011

	WisdomTree Total Earnings Fund	WisdomTree Earnings 500 Fund	WisdomTree MidCap Earnings Fund	WisdomTree SmallCap Earnings Fund	WisdomTree LargeCap Value Fund	WisdomTree LargeCap Growth Fund	WisdomTree India Earnings Fund (consolidated)
ASSETS:

Investments, at cost	$51,101,629	$63,304,707	$117,474,139	$155,565,812	$22,954,808	$22,607,449	$1,243,636,185

Investment in affiliate, at cost (Note 7)	381,810	334,044	481,384	805,992	295,261	221,881	—

Foreign currency, at cost	—	—	—	—	—	—	5,391,429
Investment in securities, at fair value (including securities on loan)[1]	56,202,611	65,537,029	129,179,589	169,573,491	26,466,517	26,041,719	1,487,665,727

Investment in affiliate, at fair value (Note 7)	392,157	344,576	557,285	843,454	318,266	245,226	—

Cash	—	—	—	—	—	27,404	12,137

Foreign currency, at fair value	—	—	—	—	—	—	5,395,572

Receivables:

Dividends and interest	63,144	88,270	95,527	132,791	29,412	11,885	333,416

Investment securities sold	—	—	—	—	—	—	4,965,165

Capital shares sold	—	—	—	—	—	—	1,689
Total Assets	56,657,912	65,969,875	129,832,401	170,549,736	26,814,195	26,326,234	1,498,373,706
LIABILITIES:

Payables:

Collateral for securities on loan (Note 2)	2,452,000	2,120,000	23,904,000	35,836,000	994,000	961,000	—

Investment securities purchased	—	—	147,436	—	—	—	—

Capital shares redeemed	—	—	—	—	—	—	9,845,601

Advisory fees (Note 3)	12,529	17,213	35,213	41,578	8,134	7,962	818,439

Service fees (Note 2)	200	273	411	487	95	93	246,013

Other payable	—	—	—	—	—	—	374,282
Total Liabilities	2,464,729	2,137,486	24,087,060	35,878,065	1,002,229	969,055	11,284,335
NET ASSETS	$54,193,183	$63,832,389	$105,745,341	$134,671,671	$25,811,966	$25,357,179	$1,487,089,371
NET ASSETS:

Paid-in capital	$55,442,028	$80,706,068	$103,972,253	$130,757,072	$34,855,408	$21,981,370	$1,350,850,321

Undistributed net investment income	24,687	35,865	15,282	39,297	11,519	11,260	—

Accumulated net realized loss on investments and foreign currency related transactions	(6,384,861)	(19,152,398)	(10,023,545)	(10,169,839)	(12,589,675)	(93,066)	(107,791,485)

Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	5,111,329	2,242,854	11,781,351	14,045,141	3,534,714	3,457,615	244,030,535
NET ASSETS	$54,193,183	$63,832,389	$105,745,341	$134,671,671	$25,811,966	$25,357,179	$1,487,089,371
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	1,150,000	1,400,000	1,800,000	2,450,000	600,000	650,000	59,800,000
Net asset value per share	$47.12	$45.59	$58.75	$54.97	$43.02	$39.01	$24.87
[1]	Market value of securities on loan were as follows: $2,392,238, $2,067,776, $23,243,626, $34,713,338, $970,621, $937,125 and $0, respectively (Note 2).

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	65

Statements of Operations

WisdomTree Domestic and International Earnings Funds

For the Year Ended March 31, 2011

	WisdomTree Total Earnings Fund	WisdomTree Earnings 500 Fund	WisdomTree MidCap Earnings Fund	WisdomTree SmallCap Earnings Fund	WisdomTree LargeCap Value Fund	WisdomTree LargeCap Growth Fund	WisdomTree India Earnings Fund (consolidated)
INVESTMENT INCOME:

Dividends[1]	$1,005,129	$1,491,566	$1,466,823	$1,610,773	$455,991	$223,041	$15,550,181

Dividends from affiliate (Note 7)	8,832	10,175	15,493	16,400	4,178	3,460	—

Interest	18	18	25	37	7	—	—

Securities lending income (Note 2)	6,737	6,929	54,745	172,593	4,653	2,998	—
Total investment income	1,020,716	1,508,688	1,537,086	1,799,803	464,829	229,499	15,550,181
EXPENSES:

Advisory fees (Note 3)	135,697	196,116	318,354	391,109	103,400	78,147	8,469,396

Service fees (Note 2)	2,132	3,082	3,686	4,529	1,198	905	54,802

Custody/Accounting	—	—	—	—	—	—	1,808,304

Printing	—	—	—	—	—	—	203,111

Professional Fees	—	—	—	—	—	—	75,987

Directors	—	—	—	—	—	—	33,691

Insurance	—	—	—	—	—	—	25,162

IOPV Fees[2]	—	—	—	—	—	—	54,359

Other	—	—	—	—	—	—	290,385
Total expenses	137,829	199,198	322,040	395,638	104,598	79,052	11,015,197
Expense waiver/reimbursement (Note 3)	(533)	(478)	(1,184)	(1,263)	(251)	(403)	—
Net expenses	137,296	198,720	320,856	394,375	104,347	78,649	11,015,197
Net investment income	883,420	1,309,968	1,216,230	1,405,428	360,482	150,850	4,534,984
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(855,531)	(2,205,434)	(707,159)	(1,708,438)	(270,097)	(69,691)	(41,048,497)

Investment transactions from affiliate (Note 7)	60,938	31,058	11,786	57,602	1,863	3,448	—

In-kind redemptions	1,706,273	4,014,313	13,151,356	15,102,002	4,722,463	4,123,732	—

In-kind redemptions from affiliate (Note 7)	—	397	14,839	(1,244)	17	538	—

Foreign currency related transactions	—	—	—	—	—	—	(264,327)
Net realized gain (loss)	911,680	1,840,334	12,470,822	13,449,922	4,454,246	4,058,027	(41,312,824)
Net change in unrealized appreciation (depreciation) from:

Investment transactions	5,488,680	4,022,685	6,831,357	8,550,393	(1,467,904)	(822,362)	90,430,382

Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—	5,555
Net change in unrealized appreciation (depreciation)	5,488,680	4,022,685	6,831,357	8,550,393	(1,467,904)	(822,362)	90,435,937
Net realized and unrealized gain on investments	6,400,360	5,863,019	19,302,179	22,000,315	2,986,342	3,235,665	49,123,113
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,283,780	$7,172,987	$20,518,409	$23,405,743	$3,346,824	$3,386,515	$53,658,097
[1]	Net of foreign withholding tax of $0, $0, $0, $0, $0, $0 and $483,665, respectively.

[2]	IOPV Fees — Indicative Optimized Portfolio Value — is the real time estimation of net asset value of Fund.

See Notes to Financial Statements.

66	WisdomTree Domestic and International Earnings Funds

Statements of Changes in Net Assets

WisdomTree Domestic and International Earnings Funds

	WisdomTree Total Earnings Fund		WisdomTree Earnings 500 Fund		WisdomTree MidCap Earnings Fund
	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$883,420	$556,841	$1,309,968	$1,076,462	$1,216,230	$457,277

Net realized gain (loss) on investments	911,680	1,846,674	1,840,334	(5,720,373)	12,470,822	2,186,999

Net change in unrealized appreciation (depreciation) on investments	5,488,680	8,422,771	4,022,685	26,170,480	6,831,357	12,621,976
Net increase in net assets resulting from operations	7,283,780	10,826,286	7,172,987	21,526,569	20,518,409	15,266,252
DIVIDENDS:

Net investment income	(879,348)	(540,172)	(1,308,638)	(1,068,776)	(1,186,680)	(437,001)
Total dividends	(879,348)	(540,172)	(1,308,638)	(1,068,776)	(1,186,680)	(437,001)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	8,872,211	44,987,988	14,930,099	22,083,885	103,782,212	44,315,521

Cost of shares redeemed	(8,872,443)	(23,996,614)	(34,384,325)	(24,833,003)	(71,674,300)	(19,245,249)
Net increase (decrease) in net assets resulting from capital share transactions	(232)	20,991,374	(19,454,226)	(2,749,118)	32,107,912	25,070,272
Net Increase (Decrease) in Net Assets	6,404,200	31,277,488	(13,589,877)	17,708,675	51,439,641	39,899,523
NET ASSETS:

Beginning of year	$47,788,983	$16,511,495	$77,422,266	$59,713,591	$54,305,700	$14,406,177

End of year	$54,193,183	$47,788,983	$63,832,389	$77,422,266	$105,745,341	$54,305,700
Undistributed net investment income included in net assets at end of year	$24,687	$23,247	$35,865	$37,252	$15,282	$26,152
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	1,150,000	600,000	1,900,000	2,150,000	1,150,000	550,000

Shares created	200,000	1,150,000	350,000	550,000	2,050,000	1,050,000

Shares redeemed	(200,000)	(600,000)	(850,000)	(800,000)	(1,400,000)	(450,000)
Shares outstanding, end of year	1,150,000	1,150,000	1,400,000	1,900,000	1,800,000	1,150,000

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	67

Statements of Changes in Net Assets (continued)

WisdomTree Domestic and International Earnings Funds

	WisdomTree SmallCap Earnings Fund		WisdomTree LargeCap Value Fund
	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$1,405,428	$497,966	$360,482	$557,523

Net realized gain (loss) on investments	13,449,922	10,519,529	4,454,246	(1,566,313)

Net change in unrealized appreciation (depreciation) on investments	8,550,393	11,702,550	(1,467,904)	12,402,272
Net increase in net assets resulting from operations	23,405,743	22,720,045	3,346,824	11,393,482
DIVIDENDS:

Net investment income	(1,365,764)	(411,568)	(362,140)	(551,890)
Total dividends	(1,365,764)	(411,568)	(362,140)	(551,890)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	76,913,803	112,678,960	26,563,158	3,715,635

Cost of shares redeemed	(59,588,233)	(53,628,954)	(38,899,989)	—
Net increase (decrease) in net assets resulting from capital share transactions	17,325,570	59,050,006	(12,336,831)	3,715,635
Net Increase (Decrease) in Net Assets	39,365,549	81,358,483	(9,352,147)	14,557,227
NET ASSETS:

Beginning of year	$95,306,122	$13,947,639	$35,164,113	$20,606,886

End of year	$134,671,671	$95,306,122	$25,811,966	$35,164,113
Undistributed net investment income included in net assets at end of year	$39,297	$45,160	$11,519	$13,902
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	2,150,000	600,000	950,000	850,000

Shares created	1,500,000	2,850,000	700,000	100,000

Shares redeemed	(1,200,000)	(1,300,000)	(1,050,000)	—
Shares outstanding, end of year	2,450,000	2,150,000	600,000	950,000

See Notes to Financial Statements.

68	WisdomTree Domestic and International Earnings Funds

Statements of Changes in Net Assets (concluded)

WisdomTree Domestic and International Earnings Funds

	WisdomTree LargeCap Growth Fund		WisdomTree India Earnings Fund (consolidated)
	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$150,850	$283,776	$4,534,984	$980,383

Net realized gain (loss) on investments	4,058,027	467,710	(41,312,824)	(6,991,499)

Net change in unrealized appreciation (depreciation) on investments	(822,362)	4,358,046	90,435,937	265,261,210
Net increase in net assets resulting from operations	3,386,515	5,109,532	53,658,097	259,250,094
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(145,072)	(278,334)	(6,420,668)	(1,343,522)

Capital gains	—	(492,811)	—	—
Total dividends and distributions	(145,072)	(771,145)	(6,420,668)	(1,343,522)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	26,159,681	9,010,172	710,471,987	452,328,639

Cost of shares redeemed	(26,528,509)	(125)	(112,152,803)	(37,897,695)
Net increase (decrease) in net assets resulting from capital share transactions	(368,828)	9,010,047	598,319,184	414,430,944
Net Increase in Net Assets	2,872,615	13,348,434	645,556,613	672,337,516
NET ASSETS:

Beginning of year	$22,484,564	$9,136,130	$841,532,758	$169,195,242

End of year	$25,357,179	$22,484,564	$1,487,089,371	$841,532,758
Undistributed net investment income included in net assets at end of year	$11,260	$7,197	$—	$447,862
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	650,000	350,004	36,200,000	15,400,000

Shares created	750,000	300,000	28,400,000	22,600,000

Shares redeemed	(750,000)	(4)	(4,800,000)	(1,800,000)
Shares outstanding, end of year	650,000	650,000	59,800,000	36,200,000

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	69

Financial Highlights

WisdomTree Domestic and International Earnings Funds

March 31, 2011

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Total Earnings Fund	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period February 23, 2007* through March 31, 2007
Net asset value, beginning of period	$41.56	$27.52	$45.32	$48.99	$49.97
Investment operations:
Net investment income[1]	0.77	0.70	0.87	0.85	0.11
Net realized and unrealized gain (loss)	5.55	14.03	(17.87)	(3.56)	(1.00)
Total from investment operations	6.32	14.73	(17.00)	(2.71)	(0.89)
Dividends to shareholders:
Net investment income	(0.76)	(0.69)	(0.80)	(0.96)	(0.09)
Total dividends to shareholders	(0.76)	(0.69)	(0.80)	(0.96)	(0.09)
Net asset value, end of period	$47.12	$41.56	$27.52	$45.32	$48.99

TOTAL RETURN[2]	15.44%	53.82%	(37.86)%	(5.69)%	(1.79)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$54,193	$47,789	$16,511	$15,861	$24,497
Ratios to average net assets[4] of:
Expenses, net of expense reimbursements	0.28%	0.28%	0.28%	0.28%	0.28%[3]
Expenses, prior to expense reimbursements	0.28%	0.28%	0.28%	0.28%	0.35%[3]
Net investment income	1.82%	1.92%	2.33%	1.76%	2.21%[3]
Portfolio turnover rate[5]	9%	16%	23%	11%	1%

WisdomTree Earnings 500 Fund	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period February 23, 2007* through March 31, 2007
Net asset value, beginning of period	$40.75	$27.77	$45.77	$48.85	$49.77
Investment operations:
Net investment income[1]	0.77	0.68	0.91	0.94	0.11
Net realized and unrealized gain (loss)	4.84	12.98	(18.07)	(3.18)	(0.94)
Total from investment operations	5.61	13.66	(17.16)	(2.24)	(0.83)
Dividends to shareholders:
Net investment income	(0.77)	(0.68)	(0.84)	(0.84)	(0.09)
Total dividends to shareholders	(0.77)	(0.68)	(0.84)	(0.84)	(0.09)
Net asset value, end of period	$45.59	$40.75	$27.77	$45.77	$48.85

TOTAL RETURN[2]	13.99%	49.49%	(37.83)%	(4.72)%	(1.67)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$63,832	$77,422	$59,714	$54,927	$19,538
Ratios to average net assets[4] of:
Expenses, net of expense reimbursements	0.28%	0.28%	0.28%	0.28%	0.28%[3]
Expenses, prior to expense reimbursements	0.28%	0.28%	0.28%	0.28%	0.37%[3]
Net investment income	1.87%	1.95%	2.49%	1.93%	2.24%[3]
Portfolio turnover rate[5]	12%	21%	21%	8%	1%
*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser (Note 2).

[3]	Annualized.

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of the affiliated funds in which the Fund invests.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

70	WisdomTree Domestic and International Earnings Funds

Financial Highlights (continued)

WisdomTree Domestic and International Earnings Funds

March 31, 2011

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree MidCap Earnings Fund	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period February 23, 2007* through March 31, 2007
Net asset value, beginning of period	$47.22	$26.19	$42.08	$48.77	$50.01
Investment operations:
Net investment income[1]	0.73	0.61	0.54	0.81	0.07
Net realized and unrealized gain (loss)	11.50	20.92	(15.88)	(6.90)	(1.25)
Total from investment operations	12.23	21.53	(15.34)	(6.09)	(1.18)
Dividends to shareholders:
Net investment income	(0.70)	(0.50)	(0.55)	(0.60)	(0.06)
Total dividends to shareholders	(0.70)	(0.50)	(0.55)	(0.60)	(0.06)
Net asset value, end of period	$58.75	$47.22	$26.19	$42.08	$48.77

TOTAL RETURN[2]	26.15%	82.49%	(36.73)%	(12.57)%	(2.37)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$105,745	$54,306	$14,406	$25,247	$4,877
Ratios to average net assets[4] of:
Expenses, net of expense reimbursements	0.38%	0.38%	0.38%	0.38%	0.38%[3]
Expenses, prior to expense reimbursements	0.38%	0.38%	0.38%	0.38%	0.74%[3]
Net investment income	1.45%	1.54%	1.49%	1.70%	1.47%[3]
Portfolio turnover rate[5]	18%	19%	39%	45%	0%[6]

WisdomTree SmallCap Earnings Fund	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period February 23, 2007* through March 31, 2007
Net asset value, beginning of period	$44.33	$23.25	$38.96	$48.03	$50.03
Investment operations:
Net investment income[1]	0.65	0.37	0.47	0.58	0.06
Net realized and unrealized gain (loss)	10.60	20.96	(15.64)	(9.17)	(2.02)
Total from investment operations	11.25	21.33	(15.17)	(8.59)	(1.96)
Dividends to shareholders:
Net investment income	(0.61)	(0.25)	(0.54)	(0.48)	(0.04)
Total dividends to shareholders	(0.61)	(0.25)	(0.54)	(0.48)	(0.04)
Net asset value, end of period	$54.97	$44.33	$23.25	$38.96	$48.03

TOTAL RETURN[2]	25.57%	91.88%	(39.31)%	(17.97)%	(3.92)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$134,672	$95,306	$13,948	$15,585	$9,607
Ratios to average net assets[4] of:
Expenses, net of expense reimbursements	0.38%	0.38%	0.38%	0.38%	0.38%[3]
Expenses, prior to expense reimbursements	0.38%	0.38%	0.38%	0.38%	0.58%[3]
Net investment income	1.37%	0.97%	1.49%	1.28%	1.39%[3]
Portfolio turnover rate[5]	19%	16%	51%	37%	0%[6]
*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser (Note 2).

[3]	Annualized.

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of the affiliated funds in which the Fund invests.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[6]	Amount represents less than 1%.

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	71

Financial Highlights (continued)

WisdomTree Domestic and International Earnings Funds

March 31, 2011

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree LargeCap Value Fund	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010**	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period February 23, 2007* through March 31, 2007
Net asset value, beginning of period	$37.01	$24.24	$43.53	$49.06	$49.99
Investment operations:
Net investment income[1]	0.49	0.65	0.86	1.03	0.10
Net realized and unrealized gain (loss)	6.04	12.75	(19.33)	(5.49)	(0.95)
Total from investment operations	6.53	13.40	(18.47)	(4.46)	(0.85)
Dividends to shareholders:
Net investment income	(0.52)	(0.63)	(0.82)	(1.07)	(0.08)
Total dividends to shareholders	(0.52)	(0.63)	(0.82)	(1.07)	(0.08)
Net asset value, end of period	$43.02	$37.01	$24.24	$43.53	$49.06

TOTAL RETURN[2]	17.86%	55.57%	(42.87)%	(9.31)%	(1.69)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$25,812	$35,164	$20,607	$23,940	$24,529
Ratios to average net assets[4] of:
Expenses, net of expense reimbursements	0.38%	0.38%	0.38%	0.38%	0.38%[3]
Expenses, prior to expense reimbursements	0.38%	0.38%	0.38%	0.38%	0.45%[3]
Net investment income	1.33%	2.01%	2.60%	2.10%	1.98%[3]
Portfolio turnover rate[5]	6%	71%	54%	20%	1%

WisdomTree LargeCap Growth Fund	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Period December 4, 2008* through March 31, 2009
Net asset value, beginning of period	$34.59	$26.10	$25.28
Investment operations:
Net investment income[1]	0.26	0.49	0.09
Net realized and unrealized gain	4.41	9.22	0.81
Total from investment operations	4.67	9.71	0.90
Dividends and distributions to shareholders:
Net investment income	(0.25)	(0.46)	(0.08)
Capital gains	—	(0.76)	—
Total dividends and distributions to shareholders	(0.25)	(1.22)	(0.08)
Net asset value, end of period	$39.01	$34.59	$26.10

TOTAL RETURN[2]	13.57%	37.46%	3.56%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$25,357	$22,485	$9,136
Ratios to average net assets[4] of:
Expenses, net of expense reimbursements	0.38%	0.38%	0.38%[3]
Expenses, prior to expense reimbursements	0.38%	0.38%	0.38%[3]
Net investment income	0.73%	1.53%	1.26%[3]
Portfolio turnover rate[5]	10%	44%	1%
*	Commencement of investment operations.

**	This information reflects the investment objective and strategy of WisdomTree Low P/E Fund through June 19, 2009 and the investment objective and strategy of the WisdomTree LargeCap Value Fund thereafter.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser (Note 2).

[3]	Annualized.

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of the affiliated funds in which the Fund invests.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

72	WisdomTree Domestic and International Earnings Funds

Financial Highlights (concluded)

WisdomTree Domestic and International Earnings Funds

March 31, 2011

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree India Earnings Fund (consolidated)	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Period February 22, 2008* through March 31, 2008
Net asset value, beginning of period	$23.25	$10.99	$22.57	$24.94
Investment operations:
Net investment income (loss)[1]	0.09	0.04	0.12	(0.01)
Net realized and unrealized gain (loss)	1.67	12.27	(11.60)	(2.36)
Total from investment operations	1.76	12.31	(11.48)	(2.37)
Dividends to shareholders:
Net investment income	(0.14)	(0.05)	(0.10)	—
Total dividends to shareholders	(0.14)	(0.05)	(0.10)	—
Net asset value, end of period	$24.87	$23.25	$10.99	$22.57

TOTAL RETURN[2]	7.59%	112.11%	(50.89)%	(9.50)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,487,089	$841,533	$169,195	$162,540
Ratios to average net assets of:
Expenses, net of expense reimbursements	0.88%	0.88%	0.88%	0.88%[3]
Expenses, prior to expense reimbursements	0.88%	0.88%	0.92%	2.10%[3]
Net investment income (loss)	0.36%	0.19%	0.77%	(0.41)%[3]
Portfolio turnover rate[4]	38%	33%	42%	0%[5]
*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser (Note 2).

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[5]	Amount represents less than 1%.

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	73

Notes to Financial Statements

March 31, 2011

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005. As of March 31, 2011, the Trust offered 46 investment funds (each a “Fund”, collectively, the “Funds”). The Funds described herein commenced operations on February 23, 2007, with the exception of the India Earnings Fund and LargeCap Growth Fund which commenced operations on February 22, 2008 and December 4, 2008, respectively.

These financial statements relate only to the WisdomTree Total Earnings Fund (“Total Earnings Fund”), WisdomTree Earnings 500 Fund (“Earnings 500 Fund”), WisdomTree MidCap Earnings Fund (“MidCap Earnings Fund”), WisdomTree SmallCap Earnings Fund (“SmallCap Earnings Fund”), WisdomTree LargeCap Value Fund (“LargeCap Value Fund”), WisdomTree LargeCap Growth Fund (“LargeCap Growth Fund”) and WisdomTree India Earnings Fund (“India Earnings Fund”), together the “Domestic and International Earnings Funds.” The India Earnings Fund makes its investments through the WisdomTree India Investment Portfolio, Inc. (the “Portfolio”), a wholly owned subsidiary organized in the Republic of Mauritius. The Portfolio is advised by WisdomTree Asset Management and is sub-advised by Mellon Capital Management Corporation, Inc. (“MCM”). For India Earnings Fund, the accompanying financial statements reflect the financial position of the Fund and the results of operations on a consolidated basis with the Portfolio. All inter-company accounts and transactions have been eliminated in consolidation. This structure should permit India Earnings Fund to benefit from a tax treaty between India and Mauritius. The Supreme Court of India upheld the validity of this tax treaty in response to a lower court challenge contesting the treaty’s applicability to entities such as India Earnings Fund. No assurance can be given that the terms of the treaty will not be subject to re-negotiation in the future or subject to a different interpretation. Any change in the provision of this treaty or in its applicability to India Earnings Fund could result in the imposition of withholding and other taxes on India Earnings Fund by tax authorities in India. This would reduce the return to the India Earnings Fund on its investments and the return received by India Earnings Fund shareholders. References to investments by India Earnings Fund herein should be understood to refer to investments by the Portfolio.

Each Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments”). WisdomTree Investments is the parent company of WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered mark of WisdomTree Investments and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified. The securities in each Index are weighted based on earnings or earnings yield.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the U.S. Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Guarantees — In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote. Therefore, no liabilities have been recorded in connection with these indemnifications.

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in creation units, which are typically in blocks of 50,000 shares or more. Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. Each Fund may invest in money market funds or affiliated funds, which are valued at NAV.

Securities traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and in accordance with procedures approved by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

74	WisdomTree Domestic and International Earnings Funds

Notes to Financial Statements (continued)

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments will be valued in accordance with the Fund’s pricing policy and procedures. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be “fair valued.” When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumption in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used as of March 31, 2011 in valuing each Fund’s assets carried at fair value:

Total Earnings Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$53,723,987	$—	$—
Money Market Funds	—	2,478,624	—
Affiliated Funds	392,157	—	—
Total	$54,116,144	$2,478,624	$—

Earnings 500 Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$63,396,951	$—	$—
Money Market Funds	—	2,140,078	—
Affiliated Funds	344,576	—	—
Total	$63,741,527	$2,140,078	$—

WisdomTree Domestic and International Earnings Funds	75

Notes to Financial Statements (continued)

MidCap Earnings Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$105,117,356	$—	$—
Money Market Funds	—	24,062,233	—
Affiliated Funds	557,285	—	—
Total	$105,674,641	$24,062,233	$—

SmallCap Earnings Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$133,686,450	$—	$—
Money Market Funds	—	35,887,041	—
Affiliated Funds	843,454	—	—
Total	$134,529,904	$35,887,041	$—

LargeCap Value Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$25,442,332	$—	$—
Money Market Funds	—	1,024,185	—
Affiliated Funds	318,266	—	—
Total	$25,760,598	$1,024,185	$—

LargeCap Growth Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$25,080,719	$—	$—
Money Market Funds	—	961,000	—
Affiliated Funds	245,226	—	—
Total	$25,325,945	$961,000	$—

India Earnings Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$1,487,166,385	$—	$—
Corporate Bond	—	49,255	—
Rights	—	450,087	—
Total	$1,487,166,385	$499,342	$—
*	Please refer to Schedule of Investment for the breakdown of the valuation by industry type.

In January-2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements (“ASU 2010-06”).” ASU 2010-06 requires reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements, as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. There were no Level 3 securities during or the fiscal year ended March 31, 2011. ASU 2010-06 also requires information on purchases and sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009, except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. Management has implemented the applicable portion ASU 2010-06, for the fiscal year ended March 31, 2011 and the impact of such adoption is limited to additional disclosures in the financial statements. No significant transfers between Level 1 or Level 2 fair value measurements occurred during the fiscal year March 31, 2011.

Derivative and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds did not invest in derivative instruments during the fiscal year ended March 31, 2011.

76	WisdomTree Domestic and International Earnings Funds

Notes to Financial Statements (continued)

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld. Interest income including amortization of premiums and discounts, is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Realized and unrealized foreign exchange gains or losses on investments are included as a component of net realized and unrealized gain or loss on foreign currency transactions in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses/Reimbursements — WTAM has agreed to pay all expenses of the Funds (other than the India Earnings Fund), except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s chief compliance officer; (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Pursuant to a separate contractual arrangement, WTAM has arranged for the provision of chief compliance officer (“CCO”) services to the Funds, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees, in exchange for a service fee paid by each Fund of up to 0.0044% of each Fund’s average daily net assets. Trustees fees, which are included in Service Fees on the Statements of Operations, of $288,600 have been paid on behalf of the Funds of the Trust to the Independent Trustees for the fiscal year ended March 31, 2011. Expenses in excess of 0.0044% were paid by WTAM. WTAM has agreed to limit the total expenses of the India Earnings Fund to 0.88%.

Currency Transactions — India Earnings Fund may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to shareholders. India Earnings Fund does not expect to engage in currency transactions for the purpose of hedging against declines in the value of the Fund’s assets that are denominated in one or more foreign currencies. India Earnings Fund may not enter into such contracts for speculative purposes.

Forward Foreign Currency Transactions — A forward foreign currency contract (“Forward Contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have matured.

There were no Forward Contracts open at or for the year ended March 31, 2011.

Security Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high grade debt obligations, equivalent to at least 100% of the market value of securities is maintained at all times. The collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on

WisdomTree Domestic and International Earnings Funds	77

Notes to Financial Statements (continued)

investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

The securities lending income earned by the Funds is disclosed on the Statements of Operations.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include short-term obligations issued by the U.S. Government, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported as a tax return of capital. India Earnings Fund has filed an election to treat the Portfolio, as a “pass-through” entity for tax purposes.

3. ADVISER FEES AND TRANSACTIONS

As an investment adviser, WTAM has overall responsibility for the general management and administration of the Trust. WTAM also provides an investment program for each Fund. WTAM also arranges for sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services necessary for the Funds to operate. Under the Investment Advisory Agreement for each Fund (other than the India Earnings Fund), as also described in Note 2, WTAM agrees to pay all expenses of the Funds, except compensation and expenses of the Independent Trustees, counsel to the Independent Trustees and the Trust’s CCO, interest expenses and taxes, brokerage expenses, and other expenses connected with the execution of portfolio transactions, any distribution fees or expenses, legal fees or expenses and extraordinary expenses. The Investment Advisory Agreement for the India Earnings Fund does not require WTAM to pay any Fund expenses, except sub-advisory fees.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund (other than the India Earnings Fund), and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee of up to 0.0044%. WTAM has agreed to limit net annual operating expenses for the India Earnings Fund to 0.88%. WTAM expects to receive fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate
Total Earnings Fund	0.28%
Earnings 500 Fund	0.28%
MidCap Earnings Fund	0.38%
SmallCap Earnings Fund	0.38%
LargeCap Value Fund	0.38%
LargeCap Growth Fund	0.38%
India Earnings Fund	0.68%

78	WisdomTree Domestic and International Earnings Funds

Notes to Financial Statements (continued)

Each Fund may purchase shares of an affiliated exchange traded fund(s) in secondary market transactions. For the fiscal year ended March 31, 2011, WTAM waived a portion of its advisory fees based on each Fund’s investment in affiliated Funds. The table below indicates the waiver amounts. Please see Note 7 on page 81 for additional information on Other Affiliated Parties and Transactions.

WTAM waived a portion of it’s investment advisory fees with respect to its investments in affiliated funds for the year ended March 31, 2011 as follows:

Fund	Advisory Fees Waived
Total Earnings Fund	$533
Earnings 500 Fund	478
MidCap Earnings Fund	1,184
SmallCap Earnings Fund	1,263
LargeCap Value Fund	251
LargeCap Growth Fund	403
India Earnings Fund	—

4. CAPITAL SHARE TRANSACTIONS

As of March 31, 2011, there was an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying index and an amount of cash. India Earnings Fund issues and redeems shares on a cash basis only. Investors purchasing and redeeming Creation Units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind purchases and redemptions and short-term investments) for the fiscal year ended March 31, 2011 were as follows:

Fund	Purchases	Sales
Total Earnings Fund	$12,682,214	$4,274,424
Earnings 500 Fund	16,840,101	8,236,791
MidCap Earnings Fund	54,151,495	15,366,875
SmallCap Earnings Fund	68,558,061	19,962,262
LargeCap Value Fund	26,694,260	1,724,024
LargeCap Growth Fund	20,425,080	1,952,288
India Earnings Fund	1,073,053,042	475,704,016

For the fiscal year ended March 31, 2011, the cost of in-kind purchases and the proceeds from in-kind redemptions were as follows:

Fund	Purchases	Redemptions
Total Earnings Fund	$—	$8,323,286
Earnings 500 Fund	6,310,199	34,242,250
MidCap Earnings Fund	63,495,165	70,083,922
SmallCap Earnings Fund	27,748,645	58,568,294
LargeCap Value Fund	—	37,188,657
LargeCap Growth Fund	6,776,310	25,400,674
India Earnings Fund	—	—

Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.

WisdomTree Domestic and International Earnings Funds	79

Notes to Financial Statements (continued)

6. FEDERAL INCOME TAXES

At March 31, 2011, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Total Earnings Fund	$52,009,579	$6,436,154	$(1,850,965)	$4,585,189
Earnings 500 Fund	63,890,451	5,960,999	(3,969,845)	1,991,154
MidCap Earnings Fund	118,244,524	12,680,608	(1,188,258)	11,492,350
SmallCap Earnings Fund	157,037,208	17,728,909	(4,349,172)	13,379,737
LargeCap Value Fund	23,267,013	3,825,863	(308,093)	3,517,770
LargeCap Growth Fund	22,829,519	3,748,252	(290,826)	3,457,426
India Earnings Fund	1,288,640,947	240,356,373	(41,331,593)	199,024,780

At March 31, 2011, the components of accumulated earning/loss on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital and Other Losses	Net Unrealized Appreciation	Currency Unrealized Appreciation	Total Accumulated Earnings/(Losses)
Total Earnings Fund	$24,687	$(5,858,721)	$4,585,189	$—	$(1,248,845)
Earnings 500 Fund	35,865	(18,900,698)	1,991,154	—	(16,873,679)
MidCap Earnings Fund	15,282	(9,734,544)	11,492,350	—	1,773,088
SmallCap Earnings Fund	39,297	(9,504,435)	13,379,737	—	3,914,599
LargeCap Value Fund	11,519	(12,572,731)	3,517,770	—	(9,043,442)
LargeCap Growth Fund	11,260	(92,877)	3,457,426	—	3,375,809
India Earnings Fund	—	(62,786,723)	199,024,780	993	136,239,050

The tax character of distributions paid during the years ended March 31, 2011 and March 31, 2010, was as follows:

	Year Ended March 31, 2011	Year Ended March 31, 2010
Fund	Distributions Paid from Ordinary Income*	Distributions Paid from Ordinary Income*	Distributions Paid from Long-Term Capital Gains
Total Earnings Fund	$879,348	$540,172	$—
Earnings 500 Fund	1,308,638	1,068,776
MidCap Earnings Fund	1,186,680	437,001
SmallCap Earnings Fund	1,365,764	411,568
LargeCap Value Fund	362,140	551,890
LargeCap Growth Fund	145,072	770,937	208
India Earnings Fund	6,420,668	1,343,522
*	Includes short-term capital gains.

At March 31, 2011, for Federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains through the years indicated. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Capital Loss Available Through 2016	Capital Loss Available Through 2017	Capital Loss Available Through 2018	Capital Loss Available Through 2019	Capital Loss Available Total
Total Earnings Fund	$133,369	$451,951	$3,393,418	$935,380	$4,914,118
Earnings 500 Fund	194,476	1,286,040	10,811,338	4,536,572	16,828,426
MidCap Earnings Fund	354,730	1,545,771	6,328,159	346,722	8,575,382
SmallCap Earnings Fund	31,705	1,465,208	4,654,874	921,406	7,073,193
LargeCap Value Fund	281,843	1,085,926	10,909,497	295,465	12,572,731
LargeCap Growth Fund	—	—	—	92,877	92,877
India Earnings Fund	1,179	20,567,350	7,978,486	6,294,051	34,841,066

Capital losses, currency losses and passive foreign investment company ("PFIC") losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of each Fund's next taxable year.

80	WisdomTree Domestic and International Earnings Funds

Notes to Financial Statements (continued)

During the fiscal year ended March 31, 2011, the following Funds incurred and will elect to defer net post-October capital and currency losses as follows:

Fund	Post-October Capital Losses	Post-October Currency Losses
Total Earnings Fund	$944,603	$—
Earnings 500 Fund	2,072,272	—
MidCap Earnings Fund	1,159,162	—
SmallCap Earnings Fund	2,431,242	—
LargeCap Value Fund	—	—
LargeCap Growth Fund	—	—
India Earnings Fund	27,945,657	—

At March 31, 2011, the effect of permanent “book/tax” reclassifications resulted in increases (decreases) to the components of net assets as follows:

Fund	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid-in Capital
Total Earnings Fund	$(2,632)	$(1,655,886)	$1,658,518
Earnings 500 Fund	(2,717)	(3,755,828)	3,758,545
MidCap Earnings Fund	(40,420)	(12,695,174)	12,735,594
SmallCap Earnings Fund	(45,527)	(14,928,793)	14,974,320
LargeCap Value Fund	(725)	(4,515,109)	4,515,834
LargeCap Growth Fund	(1,715)	(4,110,191)	4,111,906
India Earnings Fund	1,437,822	216,847	(1,654,669)

The differences are primarily due to redemptions-in-kind, currency gain/loss, Passive Foreign Investment Companies ("PFICs"), the tax treatment of income earned from investments in partnerships, non-deductible expenses, and non-dividend distributions from underlying investments.

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. As of and during the fiscal year ended March 31, 2011, the Funds did not have any liabilities for unrecognized tax benefits. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with U.S. Internal Revenue Service, the state of New York, and various other states. Generally, each of the tax years in the four year period ended March 31, 2011, remains subject to examination by taxing authorities.

7. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the fiscal year ended March 31, 2011 are as follows:

Affiliated Fund Name	Value at 3/31/2010	Purchases/ Additions	Sales/ Reductions	Value at 3/31/2011	Dividend Income
Total Earnings Fund
WisdomTree LargeCap Dividend Fund	$—	$687,644	$750,655	$—	$8,453
LargeCap Growth Fund	—	542,588	158,704	392,157	379
Total	$—	$1,230,232	$909,359	$392,157	$8,832
Earnings 500 Fund
WisdomTree Equity Income Fund	$—	$591,457	$256,814	$344,576	$3,734
WisdomTree LargeCap Dividend Fund	—	1,130,649	1,162,703	—	6,441
Total	$—	$1,722,106	$1,419,517	$344,576	$10,175
MidCap Earnings Fund
WisdomTree MidCap Dividend Fund	$—	$1,372,254	$917,496	$557,285	$15,493

WisdomTree Domestic and International Earnings Funds	81

Notes to Financial Statements (concluded)

Affiliated Fund Name	Value at 3/31/2010	Purchases/ Additions	Sales/ Reductions	Value at 3/31/2011	Dividend Income
SmallCap Earnings Fund
MidCap Earnings Fund	$—	$1,115,196	$305,775	$843,454	$1,270
WisdomTree SmallCap Dividend Fund	—	1,281,028	1,340,815	—	15,130
Total	$—	$2,396,224	$1,646,590	$843,454	$16,400
LargeCap Value Fund
WisdomTree LargeCap Dividend Fund	$—	$356,452	$150,412	$222,272	$2,908
WisdomTree MidCap Dividend Fund	—	152,626	65,285	95,994	1,270
Total	$—	$509,078	$215,697	$318,266	$4,178
LargeCap Growth Fund
Earnings 500 Fund	$—	$429,167	$211,272	$245,226	$3,460

8. SUBSEQUENT EVENT

Effective June 17, 2011, the Wisdomtree Funds listed in the table below will change their investment objective, strategies and fund names. Certain WisdomTree Funds listed below are not part of this Report but are part of the forty-six funds that comprise the Trust.

Ticker	Former Fund Name	New Fund Name	Primary Change
DRW	WisdomTree International Real Estate Fund	WisdomTree Global ex-U.S. Real Estate Fund	Broader, global real estate exposure with addition of emerging markets.
DBU	WisdomTree International Utilities Sector Fund	WisdomTree Global ex-U.S. Utility Fund	Broader, global utilities exposure with addition of emerging markets.
DBN	WisdomTree International Basic Materials Sector Fund	WisdomTree Commodity Country Equity Fund	More diversified commodity-focused equity strategy; adds emerging markets.
DKA	WisdomTree International Energy Sector Fund	WisdomTree Global Natural Resources Fund	More diversified energy/natural resources-focused equity strategy; adds emerging markets.
DND	WisdomTree Pacific ex-Japan Total Dividend Fund	WisdomTree Asia Pacific ex-Japan Fund	Expand portfolio to become a broader Asia-Pacific regional strategy; adds emerging markets.
DNH	WisdomTree Pacific ex-Japan Equity Income Fund	WisdomTree Australia Dividend Fund	Expand majority Australia portfolio weight to pure Australia dividend strategy.
DNL	WisdomTree World ex-U.S. Growth Fund	WisdomTree Global ex-U.S. Growth Fund	Name change only.

The WisdomTree Dreyfus Euro Fund and the WisdomTree Dreyfus New Zealand Dollar Fund will change their investment objective, strategies and fund names as indicated table below, effective on or after June 27, 2011, and August 26, 2011, respectively.

Ticker	Former Fund Name	New Fund Name	Primary Change/Enhancement
EU	WisdomTree Dreyfus Euro Fund	WisdomTree Dreyfus Euro Debt Fund	Restructured to provide exposure to debt of issuers in the European Union denominated in Euros. Extend duration to achieve intermediate-term European bond strategy.
BNZ	WisdomTree Dreyfus New Zealand Dollar Fund	WisdomTree Dreyfus Australia & New Zealand Debt Fund	Restructured to provide exposure to Australia & New Zealand debt denominated in their respective currencies. Extend duration to achieve intermediate-term Australia/ New Zealand bond strategy.

82	WisdomTree Domestic and International Earnings Funds

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of WisdomTree Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of WisdomTree Total Earnings Fund, WisdomTree Earnings 500 Fund, WisdomTree MidCap Earnings Fund, WisdomTree SmallCap Earnings Fund, WisdomTree LargeCap Value Fund, WisdomTree LargeCap Growth Fund and WisdomTree India Earnings Fund (seven of the investment funds constituting the WisdomTree Trust (the “Trust”)) as of March 31, 2011, and the related statements of operations, the changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2011, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WisdomTree Total Earnings Fund, WisdomTree Earnings 500 Fund, WisdomTree MidCap Earnings Fund, WisdomTree SmallCap Earnings Fund, WisdomTree LargeCap Value Fund, WisdomTree LargeCap Growth Fund, and WisdomTree India Earnings Fund of WisdomTree Trust at March 31, 2011, the results of their operations, the changes in their net assets and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York

May 26, 2011

WisdomTree Domestic and International Earnings Funds	83

Approval of Investment Advisory and Sub-Advisory Agreement (unaudited)

Approval of Investment Advisory Agreement. The Trust and the Investment Adviser have entered into an investment advisory agreement covering each Fund discussed herein. At a meeting held on March 16, 2011, the Board of Trustees re-approved the Investment Advisory Agreement for each Fund. The Board reviewed and analyzed the factors it deemed relevant, including: (i) the nature, quality and extent of the services to be provided to the Funds by WTAM; (ii) the performance of the Funds; (iii) the costs of services to be provided and the profits to be realized by WTAM from its relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow; (v) whether the fee levels reflect these economies of scale for the benefit of investors; and(vi) the fees charged by the Investment Adviser for non-registered funds.

The Board also considered the nature and quality of the services to be provided by WTAM to the Funds, recognizing WTAM’s operational capabilities and resources. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including the selection of the Funds’ Sub-Advisers and oversight of the Sub-Advisers’ compliance with Fund policies and objectives, oversight of general Fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Funds.

The Board gave substantial consideration to the fees payable under the Advisory Agreement. In this connection, the Board evaluated WTAM’s anticipated costs and profitability in serving as investment adviser to the Funds, including the costs associated with the personnel, systems and equipment necessary to manage the Funds and the costs associated with compensating the Sub-Adviser. The Board also examined the fees to be paid by each Fund in light of fees paid to other investment managers by comparable funds and the method of computing each Fund’s fee. After comparing the fees with those of comparable funds and in light of the quality and extent of services to be provided and the costs anticipated to be incurred by WTAM, the Board concluded that the level of the fees paid to WTAM with respect to each Fund is fair and reasonable. The Board also re-approved the Sub-Advisory Agreement between WTAM and Mellon Capital Management (“MCM”), on behalf of each Fund, using essentially the same criteria it used in connection with the Advisory Agreement. The Board considered MCM’s operational capabilities and resources and MCM’s experience in serving as an adviser to ETFs, noting that MCM currently provides investment advisory and management services to other ETFs. The Board considered the investment performance of the Funds, and the expertise and performance of the MCM personnel. The Board also noted that Bank of New York Mellon Corporation, an affiliate of MCM, serves as the Funds’ administrator, accountant, custodian, transfer agent and securities lending agent and receives compensation for acting in these capacities and is responsible for, among other things, coordinating the Funds’ audits, financial statements and tax returns, managing expenses and budgeting for the Funds, processing trades on behalf of each Fund and custodying Fund assets. As such, the Board concluded that the benefits accruing to MCM and its affiliates by virtue of their relationship to the Trust are reasonable and fair in comparison with the anticipated costs of providing the relevant services. The Board noted that WTAM, not the Funds, pays the fees to MCM under the Sub-Advisory Agreement for each Fund.

Based on these considerations and the overall high quality of the personnel, operations, financial condition, investment advisory capabilities, methodologies, and performance of WTAM and MCM, the Board determined that the re-approval of the Advisory Agreements and the Sub-Advisory Agreements was in the best interests of each Fund. After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, with the assistance of independent counsel, approved the Advisory Agreements and Sub-Advisory Agreements.

84	WisdomTree Domestic and International Earnings Funds

Frequency Distribution of Discounts & Premiums (unaudited)

The chart below presents information about differences between the per share net asset value (“NAV”) of each Fund and the market trading price of shares of each Fund. For these purposes, the “market price” is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. The term “premium” is sometimes used to describe a market price in excess of NAV and the term “discount” is sometimes used to describe a market price below NAV. The chart presents information about the size and frequency of premiums or discounts. As with other exchange traded funds, the market price of Fund shares is typically slightly higher or lower than the Fund’s per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Differences between the closing times of U.S. and non-U.S. markets may contribute to differences between the NAV and market price of Fund shares. Many non-U.S. markets close prior to the close of the U.S. securities exchanges. Developments after the close of such markets as a result of ongoing price discovery may be reflected in a Fund’s market price but not in its NAV (or vice versa).

		Market Price Above or Equal to Net Asset Value		Market Price Below Net Asset Value
	Basis Point Differential	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
WisdomTree Total Earnings Fund
February 23, 2007 – March 31, 2011	0 – 24.9	443	40.43%	587	53.56%
	25 – 49.9	17	1.55%	27	2.46%
	50 – 74.9	3	0.27%	7	0.64%
	75 – 99.9	5	0.46%	0	0.00%
	100 – 124.9	0	0.00%	1	0.09%
	125 – 174.9	0	0.00%	0	0.00%
	175 – 199.9	0	0.00%	0	0.00%
	200 – 249.9	0	0.00%	1	0.09%
	>250	4	0.36%	1	0.09%
	Total	472	43.07%	624	56.93%
WisdomTree Earnings 500 Fund
February 23, 2007 – March 31, 2011	0 – 24.9	415	37.87%	600	54.75%
	25 – 49.9	19	1.73%	38	3.47%
	50 – 74.9	3	0.27%	6	0.55%
	75 – 99.9	5	0.46%	4	0.36%
	100 – 124.9	3	0.27%	0	0.00%
	125 – 174.9	1	0.09%	1	0.09%
	175 – 199.9	0	0.00%	0	0.00%
	200 – 249.9	0	0.00%	0	0.00%
	>250	1	0.09%	0	0.00%
	Total	447	40.78%	649	59.22%
WisdomTree MidCap Earnings Fund
February 23, 2007 – March 31, 2011	0 – 24.9	552	50.37%	450	41.06%
	25 – 49.9	22	2.01%	38	3.47%
	50 – 74.9	6	0.55%	13	1.19%
	75 – 99.9	4	0.36%	1	0.09%
	100 – 124.9	2	0.18%	3	0.27%
	125 – 174.9	1	0.09%	2	0.18%
	175 – 199.9	0	0.00%	0	0.00%
	200 – 249.9	0	0.00%	1	0.09%
	>250	0	0.00%	1	0.09%
	Total	587	53.56%	509	46.44%
WisdomTree SmallCap Earnings Fund
February 23, 2007 – March 31, 2011	0 – 24.9	533	48.64%	295	26.92%
	25 – 49.9	71	6.48%	48	4.38%
	50 – 74.9	13	1.19%	8	0.73%
	75 – 99.9	3	0.27%	1	0.09%
	100 – 124.9	4	0.36%	110	10.04%
	125 – 174.9	1	0.09%	2	0.18%
	175 – 199.9	1	0.09%	1	0.09%
	200 – 249.9	2	0.18%	0	0.00%
	>250	2	0.18%	1	0.09%
	Total	630	57.48%	466	42.52%

WisdomTree Domestic and International Earnings Funds	85

Frequency Distribution of Discounts & Premiums (unaudited) (concluded)

		Market Price Above or Equal to Net Asset Value		Market Price Below Net Asset Value
	Basis Point Differential	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
WisdomTree LargeCap Value Fund
February 23, 2007 – March 31, 2011	0 – 24.9	394	35.95%	602	54.94%
	25 – 49.9	18	1.64%	31	2.83%
	50 – 74.9	10	0.91%	7	0.64%
	75 – 99.9	9	0.82%	4	0.36%
	100 – 124.9	5	0.46%	2	0.18%
	125 – 174.9	2	0.18%	2	0.18%
	175 – 199.9	1	0.09%	0	0.00%
	200 – 249.9	2	0.18%	0	0.00%
	>250	6	0.55%	1	0.09%
	Total	447	40.78%	649	59.22%
WisdomTree LargeCap Growth Fund
December 4, 2008 – March 31, 2011	0 – 24.9	338	52.32%	286	44.29%
	25 – 49.9	9	1.39%	7	1.08%
	50 – 74.9	0	0.00%	1	0.15%
	75 – 99.9	4	0.62%	0	0.00%
	100 – 124.9	0	0.00%	0	0.00%
	125 – 174.9	0	0.00%	1	0.15%
	175 – 199.9	0	0.00%	0	0.00%
	200 – 249.9	0	0.00%	0	0.00%
	>250	0	0.00%	0	0.00%
	Total	351	54.33%	295	45.67%
WisdomTree India Earnings Fund
February 22, 2008 – March 31, 2011	0 – 24.9	56	6.62%	64	7.57%
	25 – 49.9	74	8.76%	55	6.51%
	50 – 74.9	83	9.82%	43	5.09%
	75 – 99.9	67	7.93%	34	4.02%
	100 – 124.9	66	7.81%	29	3.43%
	125 – 174.9	56	6.63%	38	4.50%
	175 – 199.9	27	3.20%	20	2.37%
	200 – 249.9	32	3.79%	24	2.84%
	>250	42	4.97%	35	4.14%
	Total	503	59.53%	342	40.47%

86	WisdomTree Domestic and International Earnings Funds

Trustee and Officer Information (unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by WisdomTree Asset Management and other service providers. The Board of Trustees elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The address of each Trustee and Officer is c/o WisdomTree Asset Management, Inc., 380 Madison Avenue, 21st Floor, New York, NY 10017.

Interested Trustee and Officers

Name (year of birth)	Position	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/Officer+	Other Directorships Held by Trustee/Officer
Jonathan Steinberg (1964)	Trustee, President*	Trustee and Officer since 2005	President, WisdomTree Trust since 2005; Chief Executive Officer of WisdomTree Investments, Inc. and Director of WisdomTree Investments, Inc. since 1989.	46	None.

Amit Muni (1969)	Treasurer,* Assistant Secretary*	Officer since 2008	Chief Financial Officer and Assistant Secretary of WisdomTree Investments, Inc. since March 2008; International Securities Exchange Holdings, Inc. (ISE), Controller and Chief Accounting Officer from 2003 to 2008; Instinet Group Inc., Vice President Finance 2000 to 2003	46	None.

Richard Morris (1967)	Secretary,* Chief Legal Officer*	Officer since 2005	General Counsel of WisdomTree Asset Management since 2009; Chief Compliance Officer of the Trust since 2009; Deputy Counsel of WisdomTree Investments, Inc. since 2005; Senior Counsel at Barclays Global Investors, N.A. from 2002 to 2005; Counsel at Barclays Global Investors, N.A. from 2000 to 2001.	46	None.

+	As of March 31, 2011.

*	Elected by and serves at the pleasure of the Board of Trustees.

WisdomTree Domestic and International Earnings Funds	87

Trustee and Officer Information (unaudited) (concluded)

Independent Trustees

Name (year of birth)	Position	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee+	Other Directorships Held by Trustee
Gregory Barton (1961)*	Trustee	Trustee since 2006	Executive Vice President of Legal and Business Affairs, General Counsel and Secretary of TheStreet.com, 2009 to present; General Counsel of Martha Stewart Living Omnimedia, Inc. from 2007 to 2008; Executive Vice President of Licensing and Legal Affairs, General Counsel and Secretary of Ziff Davis Media Inc. from 2004 to 2007; Executive Vice President of Legal Affairs, General Counsel and Secretary of Ziff Davis Media Inc. from 2002 to 2004; President from 2001 to 2002, Chief Financial Officer from 2000 to 2002, Vice President of Business Development from 1999 to 2001 and General Counsel and Secretary from 1998 to 2002 of WisdomTree Investments, Inc.	46	Trustee, GLG Investment Series Trust.

Toni Massaro (1955)**	Trustee	Trustee since 2006	Dean Emerita at University of Arizona James E. Rogers College of Law (“Rogers College of Law”) since 2009; Dean at the Rogers College of Law from 1999 to 2009; Regents’ Professor since 2006; Milton O. Riepe Chair in Constitutional Law since 1997; Professor at the Rogers College of Law since 1990.	46	None.

Victor Ugolyn (1947)	Trustee, Chairman of the Board of Trustees	Trustee since 2006	Private Investor - 2005 to Present; President and Chief Executive Officer of William D. Witter, Inc. from 2005 to 2006; Consultant to AXA Enterprise in 2004; Chairman, President and Chief Executive Officer of Enterprise Capital Management (subsidiary of The MONY Group, Inc.) and Enterprise Group of Funds, Chairman of MONY Securities Corporation, and Chairman of the Fund Board of Enterprise Group of Funds 1991 to 2004.	46

Member of the Board of New York Society of Security Analysts; Member of the Board of Governors of Naismith Memorial Basketball Hall of Fame;

Member of the Board of Overseers of Stanford University’s Hoover Institution.

+	As of March 31, 2011.

*	Chair of the Audit Committee.

**	Chair of the Governance and Nominating Committee.

88	WisdomTree Domestic and International Earnings Funds

Supplemental Information (unaudited)

Federal Income Tax Information

The following Federal tax information related to the Funds fiscal year ended March 31, 2011, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2012.

Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year ended March 31, 2011, the following represents the maximum amount of ordinary income distributions that may be considered qualified dividend income:

Fund	Qualified Dividend Income
Total Earnings Fund	$1,089,971
Earnings 500 Fund	1,558,280
MidCap Earnings Fund	1,056,746
SmallCap Earnings Fund	1,219,165
LargeCap Value Fund	485,222
LargeCap Growth Fund	168,477
India Earnings Fund	5,249,186

The following represents the percentage of dividends paid during the fiscal year ended March 31, 2011, that qualify for the 70% dividends received deduction for corporate shareholders:

Fund	Dividends-Received Deduction
Total Earnings Fund	100%
Earnings 500 Fund	100
MidCap Earnings Fund	78
SmallCap Earnings Fund	76
LargeCap Value Fund	100
LargeCap Growth Fund	86
India Earnings Fund

The Funds intend to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

Fund	Gross Foreign Income	Foreign Taxes Paid
Total Earnings Fund	$—	$—
Earnings 500 Fund	—	—
MidCap Earnings Fund	—	—
SmallCap Earnings Fund	—	—
LargeCap Value Fund	—	—
LargeCap Growth Fund	—	—
India Earnings Fund	16,033,846	483,187

WisdomTree Domestic and International Earnings Funds	89

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained by calling 866-909-9473; or writing to: WisdomTree Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the Securities and Exchange Commission (“SEC”) no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 866-909-9473 or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, upon request on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfosec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Fund’s Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

90	WisdomTree Domestic and International Earnings Funds

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols as of March 31, 2011:

WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund (DTD)

WisdomTree Equity Income Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree International Dividend Funds

WisdomTree DEFA Fund (DWM)

WisdomTree DEFA Equity Income Fund (DTH)

WisdomTree Global Equity Income Fund (DEW)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree World ex-U.S. Growth Fund (DNL)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Pacific ex-Japan Total Dividend Fund (DND)

WisdomTree Pacific ex-Japan Equity Income Fund (DNH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Emerging Markets Equity Income Fund (DEM)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree International Hedged Equity Fund (HEDJ)

WisdomTree International Dividend

Sector Funds

WisdomTree International Basic Materials Sector Fund (DBN)

WisdomTree International Energy Sector Fund (DKA)

WisdomTree International Utilities Sector Fund (DBU)

WisdomTree International Real Estate Fund (DRW)

WisdomTree Domestic and International

Earnings Funds

WisdomTree Total Earnings Fund (EXT)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree LargeCap Growth Fund (ROI)

WisdomTree India Earnings Fund (EPI)

WisdomTree Currency Income Funds

WisdomTree Dreyfus Brazilian Real Fund (BZF)

WisdomTree Dreyfus Chinese Yuan Fund (CYB)

WisdomTree Dreyfus Commodity Currency Fund (CCX)

WisdomTree Dreyfus Emerging Currency Fund (CEW)

WisdomTree Dreyfus Euro Fund (EU)

WisdomTree Dreyfus Indian Rupee Fund (ICN)

WisdomTree Dreyfus Japanese Yen Fund (JYF)

WisdomTree Dreyfus New Zealand Dollar Fund (BNZ)

WisdomTree Dreyfus South African Rand Fund (SZR)

WisdomTree Fixed Income Funds

WisdomTree Emerging Markets Local Debt Fund (ELD)

WisdomTree Asia Local Debt Fund (ALD)

WisdomTree Alternative Fund

WisdomTree Managed Futures Strategy Fund (WDTI)

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as series of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree investments, Inc., serves as the investment adviser to the WisdomTree Trust. None of the WisdomTree entities are affiliated with ALPS Distributors, Inc., the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, or delays, or for any actions taken in reliance on information contained herein

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you can not invest directly in an index.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus its investments in one country increase the impact of events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility.

Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than developed markets and are subject to additional risks, such as of adverse governmental regulation and intervention or political developments. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and may be less liquid than other securities and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers, the Funds can be adversely impacted by changes affecting such issuers.

Fixed income investments are subject to interest rate risk; their value will normally decline as interest rates rise. In addition when interest rates fall income may decline. Fixed income investments are also subject to credit risk, the risk that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. Unlike typical exchange-traded funds, the Currency Funds, Fixed Income Funds and Alternative Funds do not attempt to track or replicate. Thus, the ability of these Funds to achieve their objectives will depend on the effectiveness of the portfolio manager. Please read each Funds prospectus for specific details regarding the Fund’s risk profile.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only in large amounts of 50,000 shares or more.

380 Madison Avenue, 21st Floor

New York, NY 10017

1.866.909.WISE (9473)

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WisdomTree Earnings ETFs

WisdomTree Total Earnings Fund

WisdomTree Earnings 500 Fund

WisdomTree MidCap Earnings Fund

WisdomTree SmallCap Earnings Fund

WisdomTree LargeCap Value Fund

WisdomTree LargeCap Growth Fund

WisdomTree India Earnings Fund

WisdomTree Fund shares are distributed by ALPS Distributors, Inc.

WIS003265 (05/2012)

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International Dividend and Sector Funds

Annual Report

March 31, 2011

WisdomTree DEFA Fund (DWM)

WisdomTree DEFA Equity Income Fund (DTH)

WisdomTree Global Equity Income Fund (DEW)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree World ex-U.S. Growth Fund (DNL)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Pacific ex-Japan Total Dividend Fund (DND)

WisdomTree Pacific ex-Japan Equity Income Fund (DNH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Emerging Markets Equity Income Fund (DEM)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree International Hedged Equity Fund (HEDJ)

WisdomTree International Basic Materials Sector Fund (DBN)

WisdomTree International Energy Sector Fund (DKA)

WisdomTree International Utilities Sector Fund (DBU)

WisdomTree International Real Estate Fund (DRW)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the Trust.

Management’s Discussion of Funds’ Performance

(unaudited)

International Dividend and Sector Funds

Market Environment Overview

The international equity markets, measured by the MSCI EAFE Index, a broad measure of equity performance for the developed world outside the U.S. and Canada, returned 10.42% in the 12-months that ended March, 31, 2011 (the “period). This marks a slowdown from the 12-month period ending March 31, 2010, where the MSCI EAFE Index returned 54.44%. Compared to peak levels reached in 2007, the MSCI EAFE Index is still down on a cumulative basis by nearly 1/3. Emerging Markets, shown through the MSCI Emerging Markets Index, continued to outpace the equity performance of the more developed economies during the period. The MSCI Emerging Markets Index returned 18.46% over the latest 1-year period, which was more than 8 percentage points ahead of the developed markets measured by the MSCI EAFE Index. On a global basis, the economy continues to improve. The expectations of improved earnings for international equities have supported the markets, especially within the emerging market countries.

For the year ended March 31, 2011, much of the performance from developed international equities came from currency gains. Measured in local currency, the MSCI EAFE Index returned just 1.49% over the period. The foreign currency component of the developed world returns added over 9 percentage points to the returns of the MSCI EAFE Index. Gains of currencies measured against the U.S dollar (“USD”) were as follows: Swiss Franc (+14.7%) Australia (+12.6%), Japanese Yen (+12.4%), British pound (+5.6%), and Euro (+4.9%). Strengthening currencies relative to the USD increases the value of non-U.S. investments measured in U.S. dollars and tends to magnify returns experienced by U.S. investors investing abroad. The WisdomTree International Hedged Equity Fund (HEDJ) attempts to eliminate non-U.S. currency exposure. The Fund’s returns were therefore lower than corresponding developed market funds that do not seek to hedge currency exposure.

WisdomTree’s international dividend weighted funds are designed to track indexes based on the dividend stream generated by the companies included in the index. The dividend stream is defined as the sum of all dividends paid over the prior 12-months for each company. There are two primary factors that drive performance differential versus market cap-weighted benchmarks. The first is aggregate exposure to one or more sectors or countries. The second is stock selection within each sector or country. Both of these are determined as part of WisdomTree’s rules-based index methodology. These exposures are not subjectively determined. Rather, they are objectively determined at the index rebalancing dates based on the dividend stream.

WisdomTree International Dividend and Sector Funds	1

Management’s Discussion of Funds’ Performance

(unaudited) (continued)

WisdomTree Funds’ Performance Overview

The following table reflects the WisdomTree Fund performance versus capitalized weighted benchmark index.

Ticker	WisdomTree Fund	1 Year Return	Capitalization-Weighted Benchmark Index	1 Year Return	1 Year Return Fund vs Index
DKA	WT Intl Energy Sector Fund	24.74%	S&P Developed Ex-U.S. BMI Energy Sector Index	21.03%	3.71%
DGS	WT EM SmallCap Dividend Fund	23.38%	MSCI Emerging Markets Small Cap Index	17.74%	5.64%
DFE	WT Europe SmallCap Dividend Fund	21.86%	MSCI Europe SmallCap Index	23.75%	-1.89%
DEM	WT EM Equity Income Fund	20.75%	MSCI Emerging Markets Index	18.46%	2.29%
DRW	WT Intl Real Estate Fund	18.81%	DJ Global ex-U.S. Select RESI Index	21.14%	-2.33%
DBN	WT Intl Basic Materials Sector Fund	17.31%	S&P Developed Ex-U.S. BMI Materials Sector Index	25.00%	-7.69%
DLS	WT Intl SmallCap Dividend Fund	16.64%	MSCI EAFE Small Cap Index	19.94%	-3.30%
DND	WT Pacific ex-Japan Total Div Fund	15.33%	MSCI Pacific ex-Japan Index	16.53%	-1.20%
DOO	WT Intl Dividend ex Financials Fund	14.93%	MSCI EAFE Value Index	8.21%	6.72%
DIM	WT Intl MidCap Dividend Fund	14.38%	MSCI EAFE Mid Cap Index	15.41%	-1.03%
DNH	WT Pacific ex-Japan Equity Income Fund	14.03%	MSCI Pacific ex-Japan Value Index	16.63%	-2.60%
DNL	WT World ex-US Growth Fund	13.67%	MSCI Japan Value/MSCI AC World ex-USA Growth Spliced Index**	14.73%	-1.06%
DEW	WT Global Equity Income Fund	13.12%	MSCI Europe Value/AC World Spliced Index*	14.08%	-0.96%
DWM	WT DEFA Fund	11.33%	MSCI EAFE Index	10.42%	0.91%
DTH	WT DEFA Equity Income Fund	9.74%	MSCI EAFE Value Index	8.21%	1.53%
DOL	WT Intl LargeCap Dividend Fund	9.21%	MSCI EAFE Index	10.42%	-1.21%
GULF	WT MiddleEast Dividend Fund	7.95%	MSCI Arabian Markets ex Saudi Arabia Index	0.26%	7.69%
DFJ	WT Japan SmallCap Dividend Fund	6.02%	MSCI Japan Small Cap Index	8.84%	-2.82%
DBU	WT Intl Utilities Sector Fund	4.27%	S&P Developed Ex-U.S. BMI Utilities Sector Index	0.75%	3.52%
HEDJ	WT Intl Hedged Equity Fund	3.27%	MSCI EAFE Local Currency Index	1.49%	1.78%
DXJ	WT Japan Hedged Equity Fund	-11.25%	MSCI Japan/Japan Local Currency Spliced Index***	-10.52%	-0.73%

As was the case in the previous economic recovery year, small caps continued to outperform large caps in the international equity markets and this was true across the board for WisdomTree’s small cap regional products. The WisdomTree International Small Cap Dividend Fund (DLS) outperformed the WisdomTree International LargeCap Dividend Fund (DOL) by over 7 percentage points. The second best performing international fund was the WisdomTree Emerging Markets SmallCap Dividend Fund (DGS), which outperformed our larger cap Emerging Markets Equity Income Fund (DEM).

Emerging markets continued to outperform developed markets during the period. The MSCI Emerging Markets Index outperformed the MSCI EAFE Index by about 804 basis points. Investors within both the WisdomTree Emerging Markets Equity Income Fund (DEM) and the WisdomTree Emerging Markets SmallCap Dividend Fund (DGS) were able to experience returns of over 20% for the period.

WisdomTree’s worst performing international fund over the period was the WisdomTree Japan Hedged Equity Fund (DXJ), which was the only international fund with a negative return. The Japanese equity markets lagged the broader international markets. The MSCI Japan Index returned 1.45% during the period, underperforming the MSCI EAFE Index

2	WisdomTree International Dividend and Sector Funds

Management’s Discussion of Funds’ Performance

(unaudited) (concluded)

by nearly 900 basis points. But both of those indexes include exposure to currencies and DXJ hedges exposure to the Japanese yen, which had strong gains in the period. DXJ thus did not benefit from those gains in the yen. A catastrophic earthquake and tsunami also occurred during the last month of this period. This tragic event sent returns down further in March.

Certain international funds were hurt by geopolitical events in their regions. Notably, the WisdomTree Middle East Dividend Fund (GULF) was negatively impacted by regional instability during the first quarter of 2011. The political protests in Egypt, one of the countries included in GULF, shut Egypt’s equity markets for an extended period. It is worth noting that the Fund still returned 7.95% over the period while its market-cap weighted benchmark index, the MSCI Arabian Markets ex Saudi Arabia Index, returned 0.26%.

The turmoil in the Middle East contributed to a spike in oil prices, which was also reflected in WisdomTree’s best performing international fund, the WisdomTree International Energy Sector Fund (DKA). Three of WisdomTree’s four international sector funds outperformed the broad international markets: the International Real Estate Fund, International Basic Materials Fund, and International Energy Fund. Utilities continued to lag. On a macro level, utilities are less cyclical and therefore tend not to perform as strongly during global recoveries as some other sectors. We saw a similar dynamic in last year’s strong equity markets as well.

The views expressed in this report reflect those of WisdomTree Asset Management only through the end of the period of the report as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results.

Fund returns are shown at NAV. Please see Performance Summaries on the subsequent pages for more complete performance information. Please see pages 27-29 for the list of index descriptions.

Fund performance assumes reinvestment of dividends and capital gain distributions. An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Funds’ performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results. For the most recent month end performance information visit www.wisdomtree.com.

WisdomTree International Dividend and Sector Funds	3

Performance Summary (unaudited)

WisdomTree DEFA Fund (DWM)

Country Breakdown† as of 3/31/11

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 3/31/11

Description	% of Net Assets
TOTAL S.A.	2.2%
Vodafone Group PLC	1.9%
Telefonica S.A.	1.7%
France Telecom S.A.	1.5%
Royal Dutch Shell PLC Class A	1.5%
GDF Suez	1.5%
Banco Santander S.A.	1.4%
HSBC Holdings PLC	1.3%
Nestle S.A.	1.3%
Enel SpA	1.3%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Dividend Index of Europe, Far East Asia and Australasia (DEFA) Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dividend Index of Europe, Far East Asia and Australasia (WisdomTree DEFA Index). The Fund currently seeks to achieve its investment objective by investing substantially all of its assets directly in the stocks that make up its underlying index.

The Fund returned 11.33% at net asset value (“NAV”) for the fiscal year ended March 31, 2011. The Fund benefited from its underweight in Japan, which underperformed many of its international peers. Stock selection within Germany contributed to the drag on the Fund’s performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.48%.

Performance as of 3/31/11

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree DEFA Index	MSCI EAFE Index
One Year	11.33%	11.52%	11.19%	10.42%
Three Year	-3.45%	-3.54%	-2.83%	-3.01%
Since Inception[1]	3.07%	3.12%	3.64%	2.26%
[1]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The Investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

4	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree DEFA Equity Income Fund (DTH)

Country Breakdown† as of 3/31/11

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 3/31/11

Description	% of Net Assets
TOTAL S.A.	3.6%
Vodafone Group PLC	3.0%
Telefonica S.A.	2.7%
France Telecom S.A.	2.4%
GDF Suez	2.3%
Banco Santander S.A.	2.2%
HSBC Holdings PLC	2.1%
Royal Dutch Shell PLC Class B	2.1%
ENI SpA	2.0%
Enel SpA	2.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree DEFA Equity Income Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree DEFA Equity Income Index.

The Fund returned 9.74% at net asset value (“NAV”) for the fiscal year ended March 31, 2011. The Fund benefited from its underweight position in Japan, and notable positive stock selection within the country. Stock selection within Germany contributed to the drag on the Fund’s performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs. NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 3/31/11

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree DEFA Equity Income Index	MSCI EAFE Value Index
One Year	9.74%	10.79%	10.07%	8.21%
Three Year	-4.47%	-4.42%	-3.95%	-3.57%
Since Inception[1]	1.80%	1.79%	2.74%	1.14%
[1]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree International Dividend and Sector Funds	5

Performance Summary (unaudited)

WisdomTree Global Equity Income Fund (DEW)

Country Breakdown† as of 3/31/11

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

#	Amount represents less than 0.05%.

Top Ten Holdings* as of 3/31/11

Description	% of Net Assets
TOTAL S.A.	2.2%
AT&T, Inc.	2.1%
Vodafone Group PLC	1.9%
Telefonica S.A.	1.7%
France Telecom S.A.	1.5%
Chevron Corp.	1.4%
GDF Suez	1.4%
Banco Santander S.A.	1.3%
Verizon Communications, Inc.	1.3%
HSBC Holdings PLC	1.3%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Global Equity Income Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global Equity Index. The Global Equity Index is a fundamentally weighted index that measures the performance of high dividend-yielding companies in the U.S., developed and emerging markets. The Fund currently seeks to achieve its investment objective by investing substantially all of its assets directly in the stocks that make up its underlying index.

The Fund returned 13.12% at net asset value (“NAV”) for the fiscal year ended March 31, 2011. The Fund benefited from its relative underweight in Japan, which did not perform as well as some its other international peers. This had a positive impact on relative performance. The Fund’s position in the United Kingdom created a drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 3/31/11

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Europe Equity Income/ Global Equity Income Spliced Index[1]	MSCI Europe Value/ AC World Spliced Index[2]
One Year	13.12%	13.75%	13.26%	14.08%
Three Year	-3.21%	-3.10%	-2.94%	-3.75%
Since Inception[3]	2.23%	2.22%	2.70%	1.85%
[1]	WisdomTree Europe Equity Income Index through June 19, 2009; WisdomTree Global Equity Income Index thereafter.
[2]	MSCI Europe Value Index through June 19, 2009; MSCI AC World Index thereafter.
[3]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

6	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree Europe SmallCap Dividend Fund (DFE)

Country Breakdown† as of 3/31/11

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 3/31/11

Description	% of Net Assets
Kungsleden AB	1.5%
NCC AB Class B	1.2%
Fabege AB	1.2%
Banca Generali SpA	1.1%
F&C Asset Management PLC	1.0%
Go-Ahead Group PLC	0.9%
Tessenderlo Chemie N.V.	0.9%
Wihlborgs Fastigheter AB	0.9%
Tullett Prebon PLC	0.9%
Canal Plus	0.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Europe SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe SmallCap Dividend Index.

The Fund returned 21.86% at net asset value (“NAV”) for the fiscal year ended March 31, 2011. The Fund’s investment in the United Kingdom contributed the most positively to Fund performance. The Fund’s position in Portugal contributed to a drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 3/31/11

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Europe SmallCap Dividend Index	MSCI Europe SmallCap Index
One Year	21.86%	22.65%	22.71%	23.75%
Three Year	-2.81%	-2.75%	-2.11%	0.59%
Since Inception[1]	2.93%	2.69%	3.25%	5.77%
[1]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree International Dividend and Sector Funds	7

Performance Summary (unaudited)

WisdomTree Japan Hedged Equity Fund (DXJ)

Sector Breakdown† as of 3/31/11‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 3/31/11

Description	% of Net Assets
NTT DoCoMo, Inc.	5.3%
Nippon Telegraph & Telephone Corp.	4.2%
Toyota Motor Corp.	3.4%
Takeda Pharmaceutical Co., Ltd.	3.0%
Mitsubishi UFJ Financial Group, Inc.	3.0%
Canon, Inc.	2.9%
Mizuho Financial Group, Inc.	2.3%
Sumitomo Mitsui Financial Group, Inc.	2.2%
Honda Motor Co., Ltd.	1.6%
Mitsubishi Corp.	1.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Japan Hedged Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Equity Index. The Fund is a Japan “total market” fund, and will also seek to hedge against fluctuations between the value of the Japanese yen and the U.S. dollar.

The Fund returned -11.25% at net asset value (“NAV”) for the fiscal year ended March 31, 2011. The Fund benefited from its relatively overweight exposure to the Telecommunication Services sector, which out-performed other sectors in Japan. The Fund’s stock selection in the Industrials sector contributed to a drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.48%.

Performance as of 3/31/11

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Japan Dividend/ Japan Hedged Spliced Index[1]	MSCI Japan /Japan Local Currency Spliced Index[2]
One Year	-11.25%	-11.74%	-11.02%	-10.52%
Three Year	-7.15%	-7.23%	-7.30%	-7.57%
Since Inception[3]	-5.08%	-5.05%	-5.12%	-5.58%
[1]	WisdomTree Japan Dividend Index through March 31, 2010; WisdomTree Japan Hedged Equity Index thereafter.
[2]	MSCI Japan Index through March 31, 2010; MSCI Japan Local Currency Index thereafter.
[3]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

8	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree World ex-U.S. Growth Fund (DNL)

Country Breakdown† as of 3/31/11

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 3/31/11

Description	% of Net Assets
GlaxoSmithKline PLC	7.4%
AstraZeneca PLC	4.5%
Siemens AG	3.8%
Banco do Brasil S.A.	3.7%
Zurich Financial Services AG	3.7%
WisdomTree India Earnings Fund	2.4%
Muenchener Rueckversicherungs AG	2.4%
Criteria Caixacorp S.A.	2.3%
Cia de Bebidas das Americas	2.0%
Novo Nordisk A/S Class B	1.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree World ex-U.S. Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree World ex-U.S. Growth Index. This Index is a fundamentally weighted index that measures the performance of growth companies in the developed and emerging markets outside of the United States.

The Fund returned 13.67% at net asset value (“NAV”) for the fiscal year ended March 31, 2011. The Fund benefited from its exposure to the Financials sector. The Fund’s exposure to the Energy sector contributed to a drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 3/31/11

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Japan Equity Income/ World ex-U.S. Growth Spliced Index[1]	MSCI Japan Value/ MSCI AC World ex-U.S.A. Growth Spliced Index[2]
One Year	13.67%	14.70%	14.62%	14.73%
Three Year	6.69%	6.89%	7.22%	8.63%
Since Inception[3]	4.44%	4.70%	4.90%	5.44%
[1]	WisdomTree Japan Equity Income Index through June 19, 2009; WisdomTree World ex-US Growth Index thereafter.
[2]	MSCI Japan Value Index through June 19, 2009; MSCI AC World ex-U.S.A. Growth Index thereafter.
[3]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree International Dividend and Sector Funds	9

Performance Summary (unaudited)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

Sector Breakdown† as of 3/31/11‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 3/31/11

Description	% of Net Assets
Century Tokyo Leasing Corp.	0.7%
DIC Corp.	0.7%
Park24 Co., Ltd.	0.7%
KYORIN Holdings, Inc.	0.7%
Onward Holdings Co., Ltd.	0.6%
Circle K Sunkus Co., Ltd.	0.6%
UNY Co., Ltd.	0.6%
Kaken Pharmaceutical Co., Ltd.	0.6%
Ito En Ltd.	0.6%
Hikari Tsushin, Inc.	0.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Japan SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan SmallCap Dividend Index.

The Fund returned 6.02% at net asset value (“NAV”) for the fiscal year ended March 31, 2011. The Fund benefited the most from its exposure to the Industrials sector. The Fund’s exposure to the Financials sector created a drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 3/31/11

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Japan SmallCap Dividend Index	MSCI Japan SmallCap Index
One Year	6.02%	5.38%	7.52%	8.84%
Three Year	0.86%	0.63%	1.67%	0.67%
Since Inception[1]	-1.97%	-1.76%	-1.30%	-3.06%
[1]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The Investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

10	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree Pacific ex-Japan Total Dividend Fund (DND)

Country Breakdown† as of 3/31/11

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 3/31/11

Description	% of Net Assets
China Mobile Ltd.	6.6%
Westpac Banking Corp.	6.0%
BHP Billiton Ltd.	5.8%
Commonwealth Bank of Australia	5.2%
Telstra Corp., Ltd.	4.6%
National Australia Bank Ltd.	4.6%
Australia & New Zealand Banking Group Ltd.	4.4%
CNOOC Ltd.	3.5%
Wesfarmers Ltd.	2.5%
BOC Hong Kong Holdings Ltd.	1.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Pacific ex-Japan Total Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Pacific ex-Japan Dividend Index.

The Fund returned 15.33% at net asset value (“NAV”) for the fiscal year ended March 31, 2011. The Fund’s investment in Singapore contributed the most positively to Fund performance. Stock selection within Australia contributed to the drag on the Fund’s performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.48%.

Performance as of 3/31/11

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Pacific ex-Japan Dividend Index	MSCI Pacific ex-Japan Index
One Year	15.33%	15.98%	16.92%	16.53%
Three Year	4.11%	4.04%	5.38%	5.72%
Since Inception[1]	11.81%	11.89%	13.17%	11.41%
[1]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an Investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree International Dividend and Sector Funds	11

Performance Summary (unaudited)

WisdomTree Pacific ex-Japan Equity Income Fund (DNH)

Country Breakdown† as of 3/31/11

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 3/31/11

Description	% of Net Assets
Westpac Banking Corp.	8.8%
Commonwealth Bank of Australia	8.2%
National Australia Bank Ltd.	7.9%
Australia & New Zealand Banking Group Ltd.	7.8%
Telstra Corp., Ltd.	7.1%
Woolworths Ltd.	4.8%
QBE Insurance Group Ltd.	3.6%
Coal & Allied Industries Ltd.	2.7%
AMP Ltd.	2.1%
Foster’s Group Ltd.	2.1%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Pacific ex-Japan Equity Income Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Pacific ex-Japan Equity Income Index.

The Fund returned 14.03% at net asset value (“NAV”) for the fiscal year ended March 31, 2011. The Fund’s investment in Singapore contributed the most positively to Fund performance. Stock selection within Australia contributed to the drag on the Fund’s performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFS, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 3/31/11

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Pacific ex-Japan Equity Income Index	MSCI Pacific ex-Japan Value Index
One Year	14.03%	15.16%	14.59%	16.63%
Three Year	7.09%	6.85%	7.71%	6.30%
Since Inception[1]	11.49%	11.47%	12.21%	10.01%
[1]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

12	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree International LargeCap Dividend Fund (DOL)

Country Breakdown† as of 3/31/11

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 3/31/11

Description	% of Net Assets
TOTAL S.A.	2.9%
Vodafone Group PLC	2.5%
Telefonica S.A.	2.3%
Royal Dutch Shell PLC Class A	2.1%
France Telecom S.A.	2.0%
GDF Suez	1.9%
Banco Santander S.A.	1.8%
Nestle S.A.	1.8%
Enel SpA	1.8%
ENI SpA	1.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International LargeCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International LargeCap Dividend Index.

The Fund returned 9.21% at net asset value (“NAV”) for the fiscal year ended March 31, 2011. The Fund benefited from its underweight position in Japan, and notable positive stock selection within the country. Stock selection within the United Kingdom contributed to the drag on the Fund’s performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.48%.

Performance as of 3/31/11

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International LargeCap Dividend Index	MSCI EAFE Index
One Year	9.21%	9.46%	9.81%	10.42%
Three Year	-3.84%	-3.90%	-3.79%	-3.01%
Since Inception[1]	2.61%	2.44%	3.02%	2.26%
[1]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree International Dividend and Sector Funds	13

Performance Summary (unaudited)

WisdomTree International Dividend ex-Financials Fund (DOO)

Country Breakdown† as of 3/31/11

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 3/31/11

Description	% of Net Assets
France Telecom S.A.	2.6%
Enel SpA	2.5%
Telstra Corp., Ltd.	2.4%
Vivendi S.A.	2.2%
Coal & Allied Industries Ltd.	2.1%
Deutsche Telekom AG	1.9%
Belgacom S.A.	1.9%
National Grid PLC	1.8%
GDF Suez	1.8%
TOTAL S.A.	1.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International Dividend ex-Financials Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Dividend ex-Financials Index.

The Fund returned 14.93% at net asset value (“NAV”) for the fiscal year ended March 31, 2011. The Fund benefited from its relative underweight to Japan, which lagged performance of some of its international peers. This had a positive impact on relative performance. Stock selection within Germany contributed to the drag on the Fund’s performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 3/31/11

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International Dividend Top 100/International Dividend ex-Financials Spliced Index[1]	MSCI EAFE Value Index
One Year	14.93%	15.72%	15.84%	8.21%
Three Year	-3.49%	-3.38%	-3.19%	-3.57%
Since Inception[2]	3.71%	3.58%	4.22%	1.14%
[1]	WisdomTree International Dividend Top 100 Index through May 7, 2009; WisdomTree International Dividend ex-Financials Index thereafter.
[2]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

14	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree International MidCap Dividend Fund (DIM)

Country Breakdown† as of 3/31/11

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 3/31/11

Description	% of Net Assets
Man Group PLC	1.1%
TABCORP Holdings Ltd.	0.8%
Coal & Allied Industries Ltd.	0.8%
Telecom Italia SpA RSP	0.8%
M-6 Metropole Television S.A.	0.7%
Mobistar S.A.	0.7%
Legal & General Group PLC	0.7%
Telekom Austria AG	0.7%
Terna Rete Elettrica Nazionale SpA	0.7%
Klepierre	0.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International MidCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International MidCap Dividend Index.

The Fund returned 14.38% at net asset value (“NAV”) for the fiscal year ended March 31, 2011. The Fund’s investment in the United Kingdom contributed the most positively to Fund performance. The Fund’s position in Italy contributed to a drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 3/31/11

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International MidCap Dividend Index	MSCI EAFE MidCap Index
One Year	14.38%	15.01%	15.24%	15.41%
Three Year	-0.74%	-0.79%	-0.76%	-2.05%
Since Inception[1]	5.02%	4.83%	5.20%	2.57%
[1]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree International Dividend and Sector Funds	15

Performance Summary (unaudited)

WisdomTree International SmallCap Dividend Fund (DLS)

Country Breakdown† as of 3/31/11

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 3/31/11

Description	% of Net Assets
Orion Oyj Class B	0.7%
Castellum AB	0.7%
Oesterreichische Post AG	0.7%
Peab AB	0.6%
Rallye S.A.	0.6%
Iren SpA	0.6%
Spark Infrastructure Group	0.6%
Monadelphous Group Ltd.	0.6%
Nexity	0.6%
Auckland International Airport Ltd.	0.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International SmallCap Dividend Index.

The Fund returned 16.64% at net asset value (“NAV”) for the fiscal year ended March 31, 2011. The Fund’s investment in the United Kingdom contributed the most positively to Fund performance. The Fund’s investments in Hong Kong contributed to a drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 3/31/11

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International SmallCap Dividend Index	MSCI EAFE SmallCap Index
One Year	16.64%	16.37%	17.78%	19.94%
Three Year	-0.47%	-0.78%	0.50%	1.35%
Since Inception[1]	4.41%	4.23%	4.90%	3.86%
[1]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

16	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree Emerging Markets Equity Income Fund (DEM)

Country Breakdown† as of 3/31/11

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 3/31/11

Description	% of Net Assets
Banco do Brasil S.A.	4.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.4%
Lukoil OAO ADR	2.9%
HTC Corp.	2.8%
KGHM Polska Miedz S.A.	2.5%
CEZ AS	2.5%
Bank of China Ltd. Class H	2.4%
Cia de Bebidas das Americas	2.3%
Turk Telekomunikasyon A.S.	2.2%
Chunghwa Telecom Co., Ltd.	2.1%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Emerging Markets Equity Income Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets Equity Income Index.

The Fund returned 20.75% for the fiscal year ended March 31, 2011. Stock selection in Brazil contributed most positively to the Fund’s performance. The Fund’s unfavorable stock selection in South Korea created a drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.63%.

Performance as of 3/31/11

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Emerging Markets Equity Income Index	MSCI Emerging Markets Index
One Year	20.75%	21.37%	22.27%	18.46%
Three Year	10.11%	10.21%	11.20%	4.32%
Since Inception[1]	9.01%	8.44%	10.03%	2.77%
[1]	Total returns are calculated based on the commencement of Fund trading on July 13, 2007.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree International Dividend and Sector Funds	17

Performance Summary (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

Country Breakdown† as of 3/31/11

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 3/31/11

Description	% of Net Assets
Ford Otomotiv Sanayi A.S.	2.3%
Discount Investment Corp.	2.3%
AES Tiete S.A.	1.5%
CorpBanca S.A.	1.4%
Dogan Sirketler Grubu Holdings	1.1%
WisdomTree India Earnings Fund	1.1%
Oil Refineries Ltd.	1.0%
U-Ming Marine Transport Corp.	1.0%
Hanwha Chem Corp.	0.8%
Foschini Group Ltd. (The)	0.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Emerging Markets SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets SmallCap Dividend Index.

The Fund returned 23.38% for the fiscal year ended March 31, 2011. The Fund’s investment in Thailand contributed the most positively to Fund performance. The Fund’s position in Argentina contributed to a drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.63%.

Performance as of 3/31/11

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Emerging Markets SmallCap Dividend Index	MSCI Emerging Markets SmallCap Index
One Year	23.38%	23.43%	24.68%	17.74%
Three Year	10.80%	10.57%	11.81%	8.69%
Since Inception[1]	4.49%	4.64%	5.63%	0.73%
[1]	Total returns are calculated based on the commencement of Fund trading on October 30, 2007.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

18	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree Middle East Dividend Fund (GULF)

Country Breakdown† as of 3/31/11

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 3/31/11

Description	% of Net Assets
Mobile Telecommunications Co. KSC	15.3%
Maroc Telecom	10.1%
Industries Qatar QSC	7.6%
Qatar Telecom Q-Tel QSC	4.0%
Emirates NBD PJSC	4.1%
National Bank of Kuwait	3.3%
Qatar National Bank S.A.Q	3.2%
Qatar Electricity & Water Co.	3.1%
Telecom Egypt	2.9%
Oman Telecommunications Co.	2.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Middle East Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Middle East Dividend Index.

The Fund returned 7.95% at net asset value (“NAV”) for the fiscal year ended March 31, 2011. The Fund benefited from its exposure to Qatar, which had positive performance. The Fund’s position in Oman, created a drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual net expense ratio of the Fund is 0.88% and the gross expense ratio is 2.17%. The net expense ratio reflects a contractual reimbursement of 1.29%.

Fund expenses are capped by contract at 0.88% through March 31, 2012.

Performance as of 3/31/11

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Middle East Dividend Index	MSCI Arabian Markets ex-Saudi Arabia Index
One Year	7.95%	7.35%	9.47%	0.26%
Since Inception[1]	-11.42%	-11.22%	-8.90%	-16.75%
[1]	Total returns are calculated based on the commencement of Fund trading on July 16, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree International Dividend and Sector Funds	19

Performance Summary (unaudited)

WisdomTree International Hedged Equity Fund (HEDJ)

Country Breakdown† as of 3/31/11

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 3/31/11

Description	% of Net Assets
TOTAL S.A.	2.3%
Vodafone Group PLC	1.9%
Telefonica S.A.	1.8%
France Telecom S.A.	1.6%
GDF Suez	1.5%
Banco Santander S.A.	1.4%
Royal Dutch Shell PLC Class A	1.4%
Royal Dutch Shell PLC Class B	1.3%
HSBC Holdings PLC	1.3%
Enel SpA	1.3%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International Hedged Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree DEFA International Hedged Equity Index.

The Fund returned 3.27% for the fiscal year ended March 31, 2011. The Fund benefited from its favorable stock selection in Japan and its relative underweight the country, which did not perform as well as other international peers. The Fund’s stock selection within the United Kingdom contributed a drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual net expense ratio of the Fund is 0.58% and the gross expense ratio is 1.65%. The net expense ratio reflects a contractual reimbursement of 1.07%.

Fund expenses are capped by contract at 0.58% through March 31, 2012.

Performance as of 3/31/11

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree DEFA International Hedged Equity Index	MSCI EAFE Local Currency Index
One Year	3.27%	3.50%	3.71%	1.49%
Since Inception[1]	4.24%	4.80%	5.17%	4.67%
[1]	Total returns are calculated based on the commencement of Fund trading on December 31, 2009.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

20	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree International Basic Materials Sector Fund (DBN)

Country Breakdown† as of 3/31/11

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 3/31/11

Description	% of Net Assets
BHP Billiton Ltd.	13.4%
BASF SE	9.8%
BHP Billiton PLC	6.4%
Air Liquide S.A.	3.9%
Lafarge S.A.	3.3%
Rio Tinto PLC	3.2%
Syngenta AG	2.3%
Linde AG	1.9%
Rio Tinto Ltd.	1.8%
CRH PLC	1.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International Basic Materials Sector Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Basic Materials Sector Index.

The Fund) returned 17.31% at net asset value (“NAV”) for the fiscal year ended March 31, 2011. The Fund’s investment in Australia contributed the most positively to Fund performance. The Fund’s position in Japan contributed to a drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 3/31/11

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International Basic Materials Sector Index	S&P Developed ex-U.S. BMI Materials Sector Index
One Year	17.31%	18.56%	18.25%	25.00%
Three Year	1.01%	0.86%	1.60%	3.39%
Since Inception[1]	8.96%	8.85%	9.80%	3.39%
[1]	Total returns are calculated based on the commencement of Fund trading on October 13, 2006. S&P Developed ex-U.S. Sector Index total returns are based on the index’s inception date of April 1, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree International Dividend and Sector Funds	21

Performance Summary (unaudited)

WisdomTree International Energy Sector Fund (DKA)

Country Breakdown† as of 3/31/11

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 3/31/11

Description	% of Net Assets
TOTAL S.A.	7.5%
Royal Dutch Shell PLC Class B	6.9%
Royal Dutch Shell PLC Class A	6.5%
CNOOC Ltd.	6.3%
ENI SpA	6.3%
Statoil ASA	5.8%
Repsol YPF S.A.	5.5%
BG Group PLC	3.2%
Woodside Petroleum Ltd.	3.1%
Coal & Allied Industries Ltd.	3.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International Energy Sector Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Energy Sector Index.

The Fund returned 24.74% at net asset value (“NAV”) for the fiscal year ended March 31, 2011. The Fund’s investment in the Netherlands contributed the most positively to Fund performance. The Fund’s exposure in the United Kingdom created a drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 3/31/11

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International Energy Sector Index	S&P Developed ex-U.S. BMI Energy Sector Index
One Year	24.74%	25.91%	24.02%	21.03%
Three Year	2.54%	2.75%	2.93%	4.10%
Since Inception[1]	7.47%	7.32%	7.80%	4.10%
[1]	Total returns are calculated based on the commencement of Fund trading on October 13, 2006. S&P Developed ex-U.S. Sector Index total returns are based on the index’s inception date of April 1, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

22	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree International Utilities Sector Fund (DBU)

Country Breakdown† as of 3/31/11

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 3/31/11

Description	% of Net Assets
GDF Suez	8.5%
Enel SpA	8.4%
Iberdrola S.A.	7.3%
E.ON AG	5.9%
Electricite de France S.A.	5.6%
RWE AG	4.9%
National Grid PLC	4.0%
Fortum Oyj	3.5%
Gas Natural SDG S.A.	2.7%
Scottish & Southern Energy PLC	2.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International Utilities Sector Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Utilities Sector Index.

The Fund returned 4.27% at net asset value (“NAV”) for the fiscal year ended March 31, 2011. The Fund’s investment in the United Kingdom contributed the most positively to Fund performance. The Fund’s position in Germany contributed to a drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 3/31/11

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International Utilities Sector Index	S&P Developed ex-U.S. BMI Utilities Sector Index
One Year	4.27%	4.43%	4.17%	0.75%
Three Year	-8.56%	-8.59%	-8.72%	-8.01%
Since Inception[1]	0.26%	0.11%	0.57%	-8.01%
[1]	Total returns are calculated based on the commencement of Fund trading on October 13, 2006. S&P Developed ex-U.S. Sector Index total returns are based on the index’s inception date of April 1, 2008

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree International Dividend and Sector Funds	23

Performance Summary (unaudited)

WisdomTree International Real Estate Fund (DRW)

Country Breakdown† as of 3/31/11

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 3/31/11

Description	% of Net Assets
Westfield Group	6.4%
Cheung Kong (Holdings) Ltd.	4.6%
Sun Hung Kai Properties Ltd.	3.9%
Gecina S.A.	3.0%
Stockland	2.4%
Klepierre	2.4%
Wharf Holdings Ltd.	2.1%
British Land Co. PLC	2.0%
Unibail-Rodamco SE	1.8%
Corio N.V.	1.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International Real Estate Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Real Estate Index.

The Fund returned 18.81% at net asset value (“NAV”) for the fiscal year ended March 31, 2011. The Fund benefited the most from its investments in Hong Kong, Australia, Japan, and Singapore. Although all countries represented in the Fund had positive performance, Italy, Finland and New Zealand had the least favorable returns.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 3/31/11

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International Real Estate Index	Dow Jones Global ex-U.S. Select Real Estate Securities Index
One Year	18.81%	19.72%	18.88%	21.14%
Three Years	-4.45%	-4.83%	-4.64%	-3.81%
Since Inception[1]	-7.79%	-7.93%	-7.63%	-9.15%
[1]	Total returns are calculated based on the commencement of Fund trading on June 5, 2007.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

24	WisdomTree International Dividend and Sector Funds

		Cumulative Returns as of 3/31/11 (unaudited)
		Total Return NAV (%)			Market Price (%)
		1-Year	3-Year	Since Inception	1-Year	3-Year	Since Inception
WisdomTree DEFA Fund	DWM	11.33%	-9.98%	15.56%	11.52%	-10.24%	15.86%
MSCI EAFE Index		10.42%	-8.77%	11.33%	10.42%	-8.77%	11.33%
WisdomTree DEFA Index		11.19%	-8.25%	18.69%	11.19%	-8.25%	18.69%
WisdomTree DEFA Equity Income Fund	DTH	9.74%	-12.82%	8.91%	10.79%	-12.67%	8.88%
MSCI EAFE Value Index		8.21%	-10.32%	5.58%	8.21%	-10.32%	5.58%
WisdomTree DEFA Equity Income Index		10.07%	-11.38%	13.85%	10.07%	-11.38%	13.85%
WisdomTree Global Equity Income Fund	DEW	13.12%	-9.34%	11.16%	13.75%	-9.00%	11.11%
Spliced Cap-Weighted Index(1)		14.08%	-10.85%	9.16%	14.08%	-10.85%	9.16%
Spliced WisdomTree Index(4)		13.26%	-8.57%	13.60%	13.26%	-8.57%	13.60%
WisdomTree Europe SmallCap Dividend Fund	DFE	21.86%	-8.20%	14.86%	22.65%	-8.03%	13.58%
MSCI Europe Small Cap Index		23.75%	1.77%	30.85%	23.75%	1.77%	30.85%
WT Europe SmallCap Dividend Index		22.71%	-6.20%	16.57%	22.71%	-6.20%	16.57%
WisdomTree Japan Hedged Equity Fund	DXJ	-11.25%	-19.96%	-22.09%	-11.74%	-20.15%	-21.99%
Spliced Cap-Weighted Index(3)		-10.52%	-21.02%	-24.06%	-10.52%	-21.02%	-24.06%
Spliced WisdomTree Index(7)		-11.02%	-20.33%	-22.25%	-11.02%	-20.33%	-22.25%
WisdomTree World ex-U.S. Growth Fund	DNL	13.67%	21.44%	23.11%	14.70%	22.11%	24.61%
Spliced Cap-Weighted Index(2)		14.73%	28.17%	28.91%	14.73%	28.17%	28.91%
Spliced WisdomTree Index(5)		14.62%	23.26%	25.74%	14.62%	23.26%	25.74%
WisdomTree Japan SmallCap Dividend Fund	DFJ	6.02%	2.60%	-9.07%	5.38%	1.90%	-8.13%
MSCI Japan SmallCap Index		8.84%	2.01%	-13.83%	8.84%	2.01%	-13.83%
WT Japan SmallCap Dividend Index		7.52%	5.10%	-6.06%	7.52%	5.10%	-6.06%
WisdomTree Pacific ex-Japan Total Dividend Fund	DND	15.33%	12.84%	70.71%	15.98%	12.62%	71.26%
MSCI Pacific ex-Japan Index		16.53%	18.15%	67.85%	16.53%	18.15%	67.85%
WT Pacific ex-Japan Dividend Index		16.92%	17.02%	80.88%	16.92%	17.02%	80.88%
WisdomTree Pacific ex-Japan Equity Income Fund	DNH	14.03%	22.82%	68.33%	15.16%	22.00%	68.23%
MSCI Pacific ex-Japan Value Index		16.63%	20.13%	57.96%	16.63%	20.13%	57.96%
WT Pacific ex-Japan Equity Income Index		14.59%	24.94%	73.65%	14.59%	24.94%	73.65%
WisdomTree International LargeCap Dividend Fund	DOL	9.21%	-11.08%	13.15%	9.46%	-11.26%	12.23%
MSCI EAFE Index		10.42%	-8.77%	11.33%	10.42%	-8.77%	11.33%
WisdomTree International LargeCap Dividend Index		9.81%	-10.93%	15.34%	9.81%	-10.93%	15.34%
WisdomTree International Dividend ex-Financials Fund	DOO	14.93%	-10.11%	19.04%	15.72%	-9.79%	18.37%
MSCI EAFE Value Index		8.21%	-10.32%	5.58%	8.21%	-10.32%	5.58%
Spliced WisdomTree Index(6)		15.84%	-9.27%	21.89%	15.84%	-9.27%	21.89%
WisdomTree International MidCap Dividend Fund	DIM	14.38%	-2.21%	26.46%	15.01%	-2.36%	25.34%
MSCI EAFE Mid Cap Index		15.41%	-6.03%	12.94%	15.41%	-6.03%	12.94%
WisdomTree International MidCap Dividend Index		15.24%	-2.27%	27.49%	15.24%	-2.27%	27.49%
WisdomTree International SmallCap Dividend Fund	DLS	16.64%	-1.39%	22.94%	16.37%	-2.33%	21.92%
MSCI EAFE Small Cap Index		19.94%	4.11%	19.92%	19.94%	4.11%	19.92%
WisdomTree International SmallCap Dividend Index		17.78%	1.50%	25.76%	17.78%	1.50%	25.76%
WisdomTree Emerging Markets Equity Income Fund	DEM	20.75%	33.50%	37.81%	21.37%	33.85%	35.17%
MSCI Emerging Markets Index		18.46%	13.54%	10.69%	18.46%	13.54%	10.69%
WT Emerging Markets Equity Income Index		22.27%	37.52%	42.69%	22.27%	37.52%	42.69%

WisdomTree International Dividend and Sector Funds	25

		Cumulative Returns as of 3/31/11 (unaudited)
		Total Return NAV (%)			Market Price (%)
		1-Year	3-Year	Since Inception	1-Year	3-Year	Since Inception
WisdomTree Emerging Markets SmallCap Dividend Fund	DGS	23.38%	36.02%	16.20%	23.43%	35.19%	16.77%
MSCI Emerging Markets Small Cap Index		17.74%	28.42%	2.51%	17.74%	28.42%	2.51%
WT Emerging Markets SmallCap Dividend Index		24.68%	39.80%	20.60%	24.68%	39.80%	20.60%
WisdomTree Middle East Dividend Fund	GULF	7.95%	n/a	-27.98%	7.35%	n/a	-27.54%
MSCI Arabian Markets ex-Saudi Arabia Index		0.26%	n/a	-39.11%	0.26%	n/a	-39.11%
WT Middle East Dividend Index		9.47%	n/a	-22.30%	9.47%	n/a	-22.30%
WisdomTree International Hedged Equity Fund	HEDJ	3.27%	n/a	5.31%	3.50%	n/a	6.02%
MSCI EAFE Local Currency Index		1.49%	n/a	5.85%	1.49%	n/a	5.85%
WisdomTree DEFA International Hedged Equity Index		3.71%	n/a	6.49%	3.71%	n/a	6.49%
WisdomTree International Basic Materials Sector Fund	DBN	17.31%	3.07%	46.65%	18.56%	2.59%	46.00%
S&P Developed ex-U.S. BMI Materials Sector Index*		25.00%	10.53%	10.53%	25.00%	10.53%	10.53%
WT Int’l Basic Materials Sector Index		18.25%	4.89%	51.82%	18.25%	4.89%	51.82%
WisdomTree International Energy Sector Fund	DKA	24.74%	7.81%	37.90%	25.91%	8.47%	37.06%
S&P Developed ex-U.S. BMI Energy Sector Index*		21.03%	12.82%	12.82%	21.03%	12.82%	12.82%
WT International Energy Sector Index		24.02%	9.04%	39.85%	24.02%	9.04%	39.85%
WisdomTree International Utilities Sector Fund	DBU	4.27%	-23.55%	1.18%	4.43%	-23.62%	0.50%
S&P Developed ex-U.S. BMI Utilities Sector Index*		0.75%	-22.15%	-22.15%	0.75%	-22.15%	-22.15%
WT International Utilities Sector Index		4.17%	-23.94%	2.58%	4.17%	-23.94%	2.58%
WisdomTree International Real Estate Fund	DRW	18.81%	-12.77%	-26.64%	19.72%	-13.80%	-27.09%
Dow Jones Global ex-U.S. Select Real Estate Securities Index		21.14%	-11.00%	-30.69%	21.14%	-11.00%	-30.69%
WT Int’l Real Estate Index		18.88%	-13.28%	-26.18%	18.88%	-13.28%	-26.18%

*	The inception date of the S&P Developed ex-U.S. Indexes is 4/1/08.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

Please see pages 27 through 29 for the list of index descriptions.

26	WisdomTree International Dividend and Sector Funds

Description of Indexes (unaudited)

Below are descriptions of each index referenced in this Report:

The WisdomTree Dividend Index of Europe, Far East Asia and Australasia (WisdomTree DEFA) measures the performance of dividend-paying companies in the industrialized world, excluding Canada and the United States.

The WisdomTree DEFA International Hedged Equity Index measures the performance of dividend-paying companies in the industrialized world, excluding Canada and the United States, and is designed to neutralize exposure to fluctuations between the value of the U.S. dollar and non-U.S. currencies reflected in the index. This index is based on the WisdomTree DEFA Index.

The WisdomTree DEFA Equity Income Index measures the performance of companies with high dividend yields selected from the WisdomTree DEFA Index.

The WisdomTree Global Equity Income Index measures the performance of high dividend-paying companies selected from the WisdomTree Dividend Index and the WisdomTree World ex-U.S. Index.

The WisdomTree Europe Equity Income Index measures the performance of companies with high dividend yields selected from the WisdomTree Europe Dividend Index.

The WisdomTree Europe SmallCap Dividend Index measures the performance of the small-capitalization segment of the European dividend-paying market.

The WisdomTree Japan Dividend Index measures the performance of dividend-paying companies incorporated in Japan, listed on the Tokyo Stock Exchange and that meet other requirements necessary to be included in the WisdomTree DEFA Index.

The WisdomTree World ex-U.S. Growth Index measures the stock performance of growth companies selected from developed and emerging markets outside the U.S.

The WisdomTree Japan Equity Income Index measures the performance of companies with high dividend yields selected from the WisdomTree Japan Dividend Index.

The WisdomTree Japan SmallCap Dividend Index measures the performance of dividend-paying small-capitalization companies in Japan.

The WisdomTree Japan Hedged Equity Index is designed to provide exposure to Japanese equity markets while at the same time neutralizing exposure to fluctuations of the Japanese Yen movements relative to the U.S. dollar. This index is based on the WisdomTree Japan Dividend Index.

The WisdomTree Pacific ex-Japan Dividend Index measures the performance of dividend-paying companies incorporated in the Pacific region, excluding Japan.

The WisdomTree Pacific ex-Japan Equity Income Index measures the performance of companies with high dividend yields selected from the WisdomTree Pacific ex-Japan Dividend Index.

The WisdomTree International LargeCap Dividend Index measures the performance of the large-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada.

The WisdomTree International Dividend ex-Financials Index measures the performance of high dividend-yielding international stocks outside the financial sector.

The WisdomTree International Dividend Top 100 Index measures the performance of the 100 highest dividend-yielding companies in the WisdomTree International LargeCap Dividend Index.

The WisdomTree International MidCap Dividend Index measures the performance of the mid-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada.

The WisdomTree International SmallCap Dividend Index measures the performance of the small-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada.

WisdomTree International Dividend and Sector Funds	27

Description of Terms and Indices (unaudited) (continued)

The WisdomTree Emerging Markets Equity Income Index measures the performance of the highest dividend-yielding stocks selected from the WisdomTree Emerging Markets Dividend Index.

The WisdomTree Emerging Markets SmallCap Dividend Index measures the performance of primarily small-capitalization stocks selected from the WisdomTree Emerging Markets Dividend Index.

The WisdomTree Middle East Dividend Index measures the performance of companies in the Middle East region that pay regular cash dividends on shares of common stock and that meet specified requirements as of the index measurement date.

The WisdomTree International Sector Indexes which encompasses Basic Materials, Energy and Utilities, are derived from the WisdomTree DEFA Index, and measure the performance of dividend-paying companies in developed markets outside the U.S. and Canada, within their specific international sectors.

The WisdomTree International Real Estate Index measures the performance of companies in developed markets outside of the U.S. and Canada that pay regular cash dividends and that WisdomTree Investments classifies as being part of the International Real Estate sector.

The MSCI EAFE Index is a market cap-weighted index composed of companies representative of the developed market structure of 21 developed countries in Europe, Australasia and Japan.

The MSCI EAFE Value Index measures the performance of value stocks in the MSCI EAFE Index.

The MSCI EAFE Mid Cap Index is a free float-adjusted market capitalization index that is designed to measure the performance of mid capitalization equities in the developed markets excluding the US & Canada.

The MSCI EAFE Small Cap Index measures the performance of small-capitalization stocks in the MSCI EAFE Index.

The MSCI Europe Small-Cap Index measures the performance of small-capitalization stocks in the MSCI Europe Index.

The MSCI Europe Value Index measures the performance of value stocks in the MSCI Europe Index.

The MSCI AC World Index measures the performance of the world stock market indexes covered by MSCI.

The MSCI Pacific ex-Japan Index is a subset of the MSCI EAFE Index and measures the performance of stocks in Australia, Hong Kong, Singapore and New Zealand.

The MSCI Pacific ex-Japan Value Index measures the performance of value stocks in the MSCI Pacific ex-Japan Index.

The MSCI Japan Index is a capitalization weighted index that monitors the performance of stocks in Japan.

The MSCI Japan Value Index measures the performance of value stocks in the MSCI Japan Index.

The MSCI AC World ex-USA Growth Index measures the performance of growth stocks in the developed and emerging markets covered by MSCI excluding the U.S.

The MSCI Japan Small Cap Index measures the performance of small cap stocks in the MSCI Japan Index.

The MSCI Japan Local Currency Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan and uses the same methodology as its corresponding MSCI Japan Index. The price used for each security in the local currency index is the local price, on the primary exchange on which a security is traded, with no conversion into U.S. dollars.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure emerging markets equity performance.

28	WisdomTree International Dividend and Sector Funds

Description of Terms and Indices (unaudited) (concluded)

The MSCI Emerging Markets Small Cap Index is a free float-adjusted market capitalization index that is designed to measure the performance of small capitalization equities in the emerging markets.

The MSCI Arabian Markets ex-Saudi Arabia Index is a free float-adjusted market capitalization index that is designed to measure the performance of stocks in the Gulf Cooperation Council (GCC) countries and the neighboring region: the United Arab Emirates, Kuwait, Qatar, Bahrain, Oman, Egypt, Jordan, and Morocco.

The S&P Developed ex-U.S. BMI Sector Indexes are indexes that track specific sectors of developed global markets outside the United States.

The Dow Jones Global ex-U.S. Select Real Estate Securities Index is designed to provide measures of real estate securities that serve as proxies for direct real estate investing in the international markets and is weighted by float-adjusted market cap.

[1]	Spliced Cap-Weighted Index — MSCI Europe Value Index through June 19, 2009; MSCI AC World Index thereafter.

[2]	Spliced Cap-Weighted Index — MSCI Japan Value Index through June 19, 2009; MSCI AC World ex-USA Growth Index thereafter.

[3]	Spliced Cap-Weighted Index — MSCI Japan Value Index through April 1, 2010; MSCI Japan Local Currency Index thereafter.

[4]	Spliced WisdomTree Index — WisdomTree Europe Equity Income Index through June 19, 2009; WisdomTree Global Equity Income Index thereafter.

[5]	Spliced WisdomTree Index — WisdomTree Japan Equity Income Index through June 19, 2009; WisdomTree World ex-U.S. Growth Index thereafter.

[6]	Spliced WisdomTree Index — WisdomTree International Dividend Top 100 Index through May 7, 2009; WisdomTree International Dividend ex-Financials Index thereafter.

[7]	Spliced WisdomTree Index — WisdomTree Japan Dividend Index through March 31, 2010; WisdomTree Japan Hedged Equity Index thereafter.

Index performance information assumes the reinvestment of gross dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

WisdomTree International Dividend and Sector Funds	29

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2010 to March 31, 2011.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period 10/01/10 to 3/31/11” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

30	WisdomTree International Dividend and Sector Funds

Shareholder Expense Examples (unaudited) (continued)

	Beginning Account Value 10/01/10	Ending Account Value 3/31/11	Annualized Expense Ratio Based on the Period 10/01/10 to 3/31/11	Expenses Paid During the Period† 10/01/10 to 3/31/11
WisdomTree DEFA Fund
Actual	$1,000.00	$1,099.73	0.48%	$2.51
Hypothetical (5% return before expenses)	$1,000.00	$1,022.54	0.48%	$2.42
WisdomTree DEFA Equity Income Fund
Actual	$1,000.00	$1,098.01	0.58%	$3.03
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
WisdomTree Global Equity Income Fund
Actual	$1,000.00	$1,106.46	0.58%	$3.05
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
WisdomTree Europe SmallCap Dividend Fund
Actual	$1,000.00	$1,146.66	0.58%	$3.10
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
WisdomTree Japan Hedged Equity Fund
Actual	$1,000.00	$1,038.95	0.48%	$2.44
Hypothetical (5% return before expenses)	$1,000.00	$1,022.54	0.48%	$2.42
WisdomTree World ex-U.S. Growth Fund
Actual	$1,000.00	$1,082.27	0.57%	$2.96
Hypothetical (5% return before expenses)	$1,000.00	$1,022.09	0.57%	$2.87
WisdomTree Japan SmallCap Dividend Fund
Actual	$1,000.00	$1,079.70	0.58%	$3.01
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
WisdomTree Pacific ex-Japan Total Dividend Fund
Actual	$1,000.00	$1,097.38	0.48%	$2.51
Hypothetical (5% return before expenses)	$1,000.00	$1,022.52	0.48%	$2.42
WisdomTree Pacific ex-Japan Equity Income Fund
Actual	$1,000.00	$1,116.55	0.58%	$3.06
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
WisdomTree International LargeCap Dividend Fund
Actual	$1,000.00	$1,094.90	0.48%	$2.51
Hypothetical (5% return before expenses)	$1,000.00	$1,022.54	0.48%	$2.42
WisdomTree International Dividend ex-Financials Fund
Actual	$1,000.00	$1,097.38	0.58%	$3.03
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
WisdomTree International MidCap Dividend Fund
Actual	$1,000.00	$1,105.90	0.58%	$3.05
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
WisdomTree International SmallCap Dividend Fund
Actual	$1,000.00	$1,128.17	0.58%	$3.08
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
WisdomTree Emerging Markets Equity Income Fund
Actual	$1,000.00	$1,105.10	0.63%	$3.31
Hypothetical (5% return before expenses)	$1,000.00	$1,021.79	0.63%	$3.18
WisdomTree Emerging Markets SmallCap Dividend Fund
Actual	$1,000.00	$1,073.20	0.63%	$3.26
Hypothetical (5% return before expenses)	$1,000.00	$1,021.79	0.63%	$3.18
WisdomTree Middle East Dividend Fund
Actual	$1,000.00	$1,035.50	0.88%	$4.47
Hypothetical (5% return before expenses)	$1,000.00	$1,020.54	0.88%	$4.43
WisdomTree International Hedged Equity Fund
Actual	$1,000.00	$1,061.04	0.58%	$2.98
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92

WisdomTree International Dividend and Sector Funds	31

Shareholder Expense Examples (unaudited) (concluded)

	Beginning Account Value 10/01/10	Ending Account Value 3/31/11	Annualized Expense Ratio Based on the Period 10/01/10 to 3/31/11	Expenses Paid During the Period† 10/01/10 to 3/31/11
WisdomTree International Basic Materials Sector Fund
Actual	$1,000.00	$1,201.60	0.58%	$3.18
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
WisdomTree International Energy Sector Fund
Actual	$1,000.00	$1,260.70	0.58%	$3.27
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
WisdomTree International Utilities Sector Fund
Actual	$1,000.00	$1,080.50	0.58%	$3.01
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
WisdomTree International Real Estate Fund
Actual	$1,000.00	$1,073.03	0.58%	$3.00
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92

†	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 182/365 (to reflect one-half year period).

32	WisdomTree International Dividend and Sector Funds

Schedule of Investments

WisdomTree DEFA Fund (DWM)

March 31, 2011

Investments	Shares	Fair Value

COMMON STOCKS – 99.0%
Australia – 11.3%
Adelaide Brighton Ltd.	71,277	$237,350
AGL Energy Ltd.	24,522	362,893
Amalgamated Holdings Ltd.	21,271	130,884
Amcor Ltd.	53,155	388,090
AMP Ltd.(a)	170,335	956,505
Australia & New Zealand Banking Group Ltd.	150,456	3,704,694
Bank of Queensland Ltd.	18,747	192,321
Bendigo and Adelaide Bank Ltd.	27,553	271,547
BHP Billiton Ltd.	105,718	5,090,323
Billabong International Ltd.	17,029	132,960
Brambles Ltd.	59,690	437,037
Cabcharge Australia Ltd.	36,934	210,838
Caltex Australia Ltd.	14,407	232,424
Cardno Ltd.	44,102	266,351
carsales.com.au Ltd.(a)	33,454	179,210
Coca-Cola Amatil Ltd.	39,276	476,847
Cochlear Ltd.	2,749	235,930
Commonwealth Bank of Australia	81,979	4,442,396
Computershare Ltd.	19,037	182,303
Consolidated Media Holdings Ltd.	70,887	206,728
Crane Group Ltd.	19,973	211,095
Cromwell Property Group	196,588	143,327
Crown Ltd.	46,008	387,770
CSL Ltd.	13,881	512,905
CSR Ltd.	66,990	227,231
David Jones Ltd.(a)	59,543	292,488
Downer EDI Ltd.	37,857	148,378
DUET Group(b)	127,264	220,447
Envestra Ltd.(b)	356,466	221,183
Fleetwood Corp., Ltd.	18,129	227,039
Foster’s Group Ltd.	122,116	722,357
Goodman Fielder Ltd.	157,109	199,843
GWA International Ltd.(a)	56,696	194,072
Harvey Norman Holdings Ltd.(a)	71,739	222,567
Insurance Australia Group Ltd.	141,485	525,277
Iress Market Technology Ltd.	18,595	179,801
Leighton Holdings Ltd.(a)	16,075	490,240
Lend Lease Group(b)	37,944	355,905
Macquarie Group Ltd.	13,236	500,981
Metcash Ltd.	74,190	319,170
Monadelphous Group Ltd.	15,085	333,843
Myer Holdings Ltd.	53,669	178,161
National Australia Bank Ltd.	143,800	3,844,172
New Hope Corp., Ltd.	41,066	211,493
NIB Holdings Ltd.	132,467	194,527
OneSteel Ltd.	59,748	150,764
Orica Ltd.	15,539	423,757
Origin Energy Ltd.	38,948	653,310
Perpetual Ltd.	5,761	173,311
Platinum Asset Management Ltd.(a)	43,994	218,838
Primary Health Care Ltd.	53,281	181,832
QBE Insurance Group Ltd.	62,464	1,141,431

Investments	Shares	Fair Value

Rio Tinto Ltd.	5,808	$509,037
Salmat Ltd.	47,702	179,565
Santos Ltd.	35,421	569,606
Sonic Healthcare Ltd.	27,914	345,830
SP AusNet(b)	300,428	273,405
Spark Infrastructure Group(c)	238,612	276,372
Suncorp Group Ltd.	68,623	601,795
TABCORP Holdings Ltd.	75,549	585,186
Tatts Group Ltd.	175,000	423,484
Telstra Corp., Ltd.	1,345,752	3,924,619

Toll Holdings Ltd.	45,999	282,089
Transurban Group(b)	65,813	365,485
UGL Ltd.	16,106	261,333
Wesfarmers Ltd.	66,654	2,190,602
West Australian Newspapers Holdings Ltd.	25,084	137,745
Westpac Banking Corp.	201,612	5,072,732
Woodside Petroleum Ltd.	23,499	1,137,309
Woolworths Ltd.	63,111	1,754,356
WorleyParsons Ltd.	13,386	428,860
Wotif.com Holdings Ltd.(a)	28,263	159,586

Total Australia		51,824,142
Austria – 0.9%
Andritz AG(a)	2,120	197,929
Bank Austria Creditanstalt AG*†(d)	3,774	—
Erste Group Bank AG	8,655	437,312
Oesterreichische Post AG(a)	12,034	412,420
OMV AG	13,871	627,733
Raiffeisen International Bank Holding AG	5,609	311,703
Strabag SE	6,625	210,877
Telekom Austria AG	37,118	543,597
Verbund AG(a)	15,295	680,456
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,702	326,096
Voestalpine AG	9,950	467,797

Total Austria		4,215,920
Belgium – 1.1%
Ageas	100,908	287,113
Anheuser-Busch InBev N.V.	15,104	861,543
Bekaert S.A.	2,057	234,958
Belgacom S.A.	32,039	1,242,828
Delhaize Group S.A.	3,685	300,428
Mobistar S.A.	7,957	552,394
Solvay S.A.	4,579	543,173
Tessenderlo Chemie N.V.	4,604	165,233
UCB S.A.(a)	9,010	342,603
Umicore S.A.	6,376	316,641

Total Belgium		4,846,914
Denmark – 0.5%
Danisco A/S	2,105	266,025
FLSmidth & Co. A/S	2,170	185,111
H. Lundbeck A/S(a)	11,748	272,788
Novo Nordisk A/S Class B(a)	9,750	1,226,613
Novozymes A/S Class B	1,346	206,354

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	33

Schedule of Investments (continued)

WisdomTree DEFA Fund (DWM)

March 31, 2011

Investments	Shares	Fair Value

Tryg A/S(a)	4,403	$259,281

Total Denmark		2,416,172
Finland – 1.6%
Fortum Oyj(a)	44,789	1,522,899
Kone Oyj Class B	9,996	575,924
Konecranes Oyj(a)	5,531	256,428
Metso Oyj(a)	5,210	280,510
Nokia Oyj(a)	183,323	1,570,027
Orion Oyj Class B(a)	11,181	271,642
Outokumpu Oyj(a)	9,140	158,500
Pohjola Bank PLC Class A(a)	17,403	237,581
Rautaruukki Oyj(a)	9,476	227,530
Sampo Oyj Class A	30,403	971,192
Sanoma Oyj(a)	12,022	272,455
UPM-Kymmene Oyj*(a)	21,727	460,025
Uponor Oyj(a)	9,180	156,719
Wartsila Oyj(a)	11,294	441,553

Total Finland		7,402,985
France – 16.0%
Accor S.A.	12,259	551,564
Aeroports de Paris	4,438	409,368
Air Liquide S.A.	8,712	1,159,173
Alstom S.A.	11,430	676,793
AXA S.A.	112,325	2,350,359
BNP Paribas	41,834	3,063,912
Bourbon S.A.	3,612	171,201
Bouygues S.A.	20,880	1,004,040
Bureau Veritas S.A.	3,857	303,340
Canal Plus	26,886	213,395
Cap Gemini S.A.	5,269	306,455
Carrefour S.A.	25,979	1,151,719
Casino Guichard Perrachon S.A.	6,123	580,348
CFAO S.A.	5,224	196,343
Christian Dior S.A.	5,046	711,280
Cie Generale des Etablissements Michelin Class B	3,947	333,831
Cie Generale d’Optique Essilor International S.A.	4,538	337,449
CNP Assurances	39,008	829,237
Compagnie de Saint-Gobain	19,907	1,220,542
Credit Agricole S.A.	129,264	2,124,218
Danone	21,566	1,410,706
Eiffage S.A.	5,214	313,652
Electricite de France S.A.	75,785	3,142,508
Eutelsat Communications S.A.	9,702	388,054
France Telecom S.A.	316,186	7,093,940
GDF Suez	165,537	6,753,765
Hermes International	910	199,777
ICADE	3,857	476,630
Imerys S.A.	3,527	258,917
Klepierre	14,183	576,440
Lafarge S.A.	16,092	1,005,133
Lagardere SCA	9,269	396,253
Legrand S.A.	10,838	451,486
L’Oreal S.A.	13,511	1,576,058

Investments	Shares	Fair Value

LVMH Moet Hennessy Louis Vuitton S.A.(a)	10,858	$1,721,139
M-6 Metropole Television S.A.	24,700	646,355
Neopost S.A.	3,859	338,491
Nexity	6,811	338,244
PagesJaunes Groupe(a)	50,941	510,876
Pernod-Ricard S.A.	3,167	296,174
PPR	5,255	806,515
Publicis Groupe S.A.	6,094	342,244
Remy Cointreau S.A.	2,631	198,406
Safran S.A.	6,395	226,334
Sanofi-Aventis S.A.	70,737	4,966,443
Schneider Electric S.A.	7,510	1,285,287
SCOR SE	16,296	444,359
Societe BIC S.A.	1,923	171,158
Societe Generale	6,516	423,968
Societe Television Francaise 1	13,872	255,029
Sodexo	6,239	456,234
Suez Environnement Co.	28,172	583,692
Technip S.A.	4,406	470,505
TOTAL S.A.	169,018	10,302,904
Vallourec S.A.	5,940	667,276
Veolia Environnement S.A.	32,663	1,016,964
Vinci S.A.	27,171	1,700,231
Vivendi S.A.	118,206	3,380,084

Total France		73,286,798
Germany – 7.1%
Allianz SE	19,597	2,754,034
BASF SE	32,034	2,774,390
Bayer AG	22,610	1,753,171
Bayerische Motoren Werke AG	5,692	474,554
Beiersdorf AG	4,506	275,378
Bilfinger Berger SE	3,089	268,495
Celesio AG	7,053	173,454
Deutsche Bank AG	12,922	760,736
Deutsche Boerse AG	7,674	583,169
Deutsche Post AG	55,624	1,004,066
Deutsche Telekom AG	324,280	5,002,219
E.ON AG	103,995	3,180,334
Fielmann AG	1,371	129,673
Fraport AG Frankfurt Airport Services Worldwide	4,566	335,061
Fresenius Medical Care AG & Co. KGaA	5,127	344,797
Hamburger Hafen und Logistik AG	5,474	254,990
Hannover Rueckversicherung AG	7,390	404,017
Henkel AG & Co. KGaA	5,101	266,859
Hochtief AG	2,892	311,496
Linde AG	3,816	603,534
Merck KGAA(a)	3,764	340,146
Metro AG	8,769	599,992
Muenchener Rueckversicherungs AG	9,899	1,559,291
RWE AG	29,838	1,903,111
Salzgitter AG	3,068	242,507
SAP AG	14,899	913,385
Siemens AG	18,638	2,557,901

See Notes to Financial Statements.

34	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree DEFA Fund (DWM)

March 31, 2011

Investments	Shares	Fair Value

Suedzucker AG	10,072	$281,290
Symrise AG	6,750	198,188
ThyssenKrupp AG	10,666	436,374
United Internet AG Registered Shares	16,695	300,887
Volkswagen AG	6,713	1,031,711
Wacker Chemie AG	981	220,932
Wincor Nixdorf AG	2,680	217,276

Total Germany		32,457,418
Hong Kong – 4.8%
Bank of East Asia Ltd.	58,600	248,995
BOC Hong Kong Holdings Ltd.	467,000	1,522,004
Cheung Kong (Holdings) Ltd.	61,000	994,420
China Merchants Holdings International Co., Ltd.	66,000	278,741
China Mobile Ltd.	611,500	5,632,920
China Overseas Land & Investment Ltd.	118,000	239,999
China Resources Enterprise Ltd.	50,000	203,132
China Resources Power Holdings Co., Ltd.	114,000	219,552
China Unicom Hong Kong Ltd.	404,000	671,065
Citic Pacific Ltd.	115,000	319,354
CLP Holdings Ltd.	95,500	772,280
CNOOC Ltd.	1,137,300	2,865,840
Fushan International Energy Group Ltd.	292,000	210,229
Guangdong Investment Ltd.	256,000	129,346
Hang Seng Bank Ltd.	87,100	1,406,464
Hong Kong & China Gas Co., Ltd.	126,600	303,715
Hong Kong Exchanges and Clearing Ltd.	33,700	732,213
Hopewell Holdings Ltd.	65,000	195,129
Hutchison Whampoa Ltd.	134,000	1,586,665
Hysan Development Co., Ltd.	60,000	246,844
MTR Corp.	110,000	407,292
New World Development Ltd.	120,000	211,977
PCCW Ltd.	317,000	132,046
Power Assets Holdings Ltd.(a)	88,500	591,654
Shanghai Industrial Holdings Ltd.	46,000	176,236
Sino Land Co., Ltd.	154,000	273,621
Sun Hung Kai Properties Ltd.	53,000	839,474
Television Broadcasts Ltd.	35,000	205,639
Wharf Holdings Ltd.	72,000	496,619

Total Hong Kong		22,113,465
Ireland – 0.2%
CRH PLC	25,132	577,057
DCC PLC	7,780	248,082
Kerry Group PLC Class A	7,690	286,681

Total Ireland		1,111,820
Italy – 5.0%
A2A SpA	266,096	431,616
Assicurazioni Generali SpA	29,525	640,216
Atlantia SpA	29,230	670,736
Banca Carige SpA	107,143	254,070
Banca Generali SpA	14,177	216,074
Banca Popolare di Sondrio S.c.r.l.	25,687	218,715
Enel SpA	915,155	5,776,602

Investments	Shares	Fair Value

ENI SpA	233,682	$5,746,942
Fiat SpA	24,525	222,394
Finmeccanica SpA	26,533	334,358
Hera SpA	99,987	239,655
Intesa Sanpaolo SpA	380,599	1,127,746
Iren SpA	187,156	348,989
Lottomatica SpA(a)	13,811	249,106
Luxottica Group SpA	8,285	270,887
MARR SpA	20,518	252,736
Mediaset SpA	56,507	359,568
Mediolanum SpA	47,128	253,740
Parmalat SpA	115,945	388,967
Pirelli & C SpA	23,507	206,824
Prysmian SpA	9,094	195,386
Saipem SpA	9,774	520,274
Snam Rete Gas SpA	195,140	1,098,277
Telecom Italia SpA(a)	632,425	973,760
Telecom Italia SpA RSP	384,968	518,446
Terna Rete Elettrica Nazionale SpA	108,658	520,876
UniCredit SpA	278,958	690,396
Unione di Banche Italiane SCPA	28,867	247,020
Zignago Vetro SpA	23,543	176,905

Total Italy		23,151,281
Japan – 10.3%
Achilles Corp.	100,000	149,614
Aeon Co., Ltd.(a)	20,000	232,625
Aisin Seiki Co., Ltd.	6,800	236,950
Ajinomoto Co., Inc.	25,000	261,523
Asahi Glass Co., Ltd.	26,000	328,137
Asahi Kasei Corp.	46,000	311,366
Astellas Pharma, Inc.	19,600	728,378
Bank of Yokohama Ltd. (The)	47,000	223,999
Bridgestone Corp.	13,100	275,498
Canon, Inc.	33,900	1,480,671
Chiba Bank Ltd. (The)	31,000	174,300
Chiyoda Co., Ltd.	14,100	179,142
Chubu Electric Power Co., Inc.	20,100	448,661
Chugai Pharmaceutical Co., Ltd.	13,600	234,981
Chugoku Electric Power Co., Inc. (The)(a)	13,300	246,807
Circle K Sunkus Co., Ltd.	14,100	216,059
Coca-Cola Central Japan Co., Ltd.	14,900	203,149
Coca-Cola West Co., Ltd.	12,100	231,401
Cosmo Oil Co., Ltd.(a)	68,000	212,500
Dai Nippon Printing Co., Ltd.	29,000	354,452
Daiichi Sankyo Co., Ltd.(a)	26,600	515,439
Daikin Industries Ltd.	5,800	174,322
Daito Trust Construction Co., Ltd.	5,200	359,508
Daiwa House Industry Co., Ltd.	21,000	258,953
Daiwa Securities Group, Inc.	69,000	318,026
DCM Japan Holdings Co., Ltd.	23,900	146,491
Denso Corp.	13,200	439,575
East Japan Railway Co.	6,900	385,045
Eisai Co., Ltd.(a)	15,100	543,658

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	35

Schedule of Investments (continued)

WisdomTree DEFA Fund (DWM)

March 31, 2011

Investments	Shares	Fair Value

Ezaki Glico Co., Ltd.(a)	14,000	$163,176
Fanuc Ltd.	1,700	258,241
Fast Retailing Co., Ltd.	1,600	200,965
FUJIFILM Holdings Corp.	7,400	230,000
Fujitsu Ltd.	31,000	175,796
Hokuetsu Kishu Paper Co., Ltd.	34,500	186,070
Hokuriku Electric Power Co.	10,100	229,590
Honda Motor Co., Ltd.(a)	22,000	829,513
House Foods Corp.(a)	13,800	226,448
Hoya Corp.	15,600	357,249
Ito En Ltd.	10,300	180,076
ITOCHU Corp.	35,200	369,923
Itochu Techno-Solutions Corp.	4,600	149,467
Japan Tobacco, Inc.	143	518,479
Joyo Bank Ltd. (The)	52,000	205,164
JS Group Corp.	10,700	278,861
Kajima Corp.	75,000	210,847
Kaken Pharmaceutical Co., Ltd.	21,000	251,858
Kandenko Co., Ltd.	32,000	181,467
Kaneka Corp.	27,000	188,622
Kansai Electric Power Co., Inc. (The)	23,800	520,051
Kao Corp.	15,700	393,068
KDDI Corp.	99	615,167
Kirin Holdings Co., Ltd.	23,000	303,318
Komatsu Ltd.(a)	12,000	409,025
Konami Corp.(a)	10,300	191,385
Konica Minolta Holdings, Inc.	15,000	126,146
Kubota Corp.	28,000	264,865
Kyocera Corp.	3,600	366,168
Kyowa Exeo Corp.	16,700	167,846
Kyowa Hakko Kirin Co., Ltd.	19,000	178,813
Kyushu Electric Power Co., Inc.	15,500	303,903
Lawson, Inc.	6,000	290,299
Makita Corp.	5,200	242,809
Marubeni Corp.	39,000	281,865
Marui Group Co., Ltd.	20,500	132,825
Maruichi Steel Tube Ltd.(a)	10,300	255,387
Max Co., Ltd.	14,000	173,480
MEIJI Holdings Co., Ltd.	4,300	173,546
Mitsubishi Chemical Holdings Corp.	41,400	261,248
Mitsubishi Corp.	26,100	727,134
Mitsubishi Estate Co., Ltd.	14,000	237,669
Mitsubishi Heavy Industries Ltd.	58,000	267,326
Mitsubishi Tanabe Pharma Corp.	16,000	260,618
Mitsubishi UFJ Financial Group, Inc.	310,900	1,440,463
Mitsui & Co., Ltd.	26,600	478,530
Mitsui Fudosan Co., Ltd.	17,000	281,624
Mizuho Financial Group, Inc.	689,100	1,147,391
Mochida Pharmaceutical Co., Ltd.	21,000	249,324
Morinaga & Co., Ltd.	82,000	189,961
MS&AD Insurance Group Holdings	12,730	290,910
Nichirei Corp.	39,000	167,049
Nippon Express Co., Ltd.	48,000	184,749
Nippon Flour Mills Co., Ltd.	39,000	179,283

Investments	Shares	Fair Value

Nippon Kayaku Co., Ltd.	21,000	$191,047
Nippon Paper Group, Inc.	6,900	147,524
Nippon Telegraph & Telephone Corp.	46,700	2,104,543
Nisshin Seifun Group, Inc.	15,000	173,564
Nomura Real Estate Holdings, Inc.	10,900	165,841
Nomura Research Institute Ltd.	10,200	225,956
NTT DoCoMo, Inc.(a)	1,379	2,432,551
OJI Paper Co., Ltd.(a)	41,000	195,403
Olympus Corp.	5,800	161,935
Oracle Corp.	6,900	288,471
Osaka Gas Co., Ltd.	60,000	240,348
Otsuka Corp.	2,300	148,468
Panasonic Corp.	19,000	242,543
Park24 Co., Ltd.	16,300	158,516
Ricoh Co., Ltd.	22,000	259,073
Sankyo Co., Ltd.	5,300	272,738
Secom Co., Ltd.	6,100	284,465
Seven & I Holdings Co., Ltd.	22,700	581,195
Sharp Corp.(a)	22,000	218,991
Shimizu Corp.(a)	39,000	174,107
Shin-Etsu Chemical Co., Ltd.	9,100	454,012
Shionogi & Co., Ltd.	10,500	179,772
Shiseido Co., Ltd.(a)	13,000	225,869
Showa Shell Sekiyu K.K.	32,100	336,182
Sony Corp.	9,700	311,786
Sumitomo Chemical Co., Ltd.	43,000	215,311
Sumitomo Corp.(a)	32,400	464,812
Sumitomo Electric Industries Ltd.	17,000	236,088
Sumitomo Metal Industries Ltd.	142,000	318,678
Sumitomo Mitsui Financial Group, Inc.	34,200	1,067,099
Sumitomo Mitsui Trust Holdings, Inc.	64,070	228,048
Sumitomo Realty & Development Co., Ltd.	9,000	180,695
T&D Holdings, Inc.	9,350	231,268
Taisei Corp.	67,000	165,722
Takeda Pharmaceutical Co., Ltd.(a)	32,000	1,498,070
Tohoku Electric Power Co., Inc.(a)	18,100	306,835
Tokai Tokyo Financial Holdings, Inc.	44,000	150,772
Tokio Marine Holdings, Inc.	15,200	407,876
Tokyo Electric Power Co., Inc. (The)(a)	28,200	158,557
Tokyo Gas Co., Ltd.	58,000	265,927
Tokyu Corp.	49,000	203,970
TonenGeneral Sekiyu K.K.	40,000	495,656
Toppan Forms Co., Ltd.	19,000	165,746
Toppan Printing Co., Ltd.(a)	33,000	261,197
Toyoda Gosei Co., Ltd.	5,200	108,731
Toyota Auto Body Co., Ltd.	12,000	202,124
Toyota Motor Corp.	43,700	1,766,349
Trend Micro, Inc.	6,900	184,405
USS Co., Ltd.	2,270	177,207
Yahoo! Japan Corp.	689	247,402
Yamato Holdings Co., Ltd.	14,800	230,357
Yamato Kogyo Co., Ltd.	6,000	200,531

Total Japan		47,330,620

See Notes to Financial Statements.

36	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree DEFA Fund (DWM)

March 31, 2011

Investments	Shares	Fair Value

Netherlands – 1.6%
Akzo Nobel N.V.	7,198	$495,208
Fugro N.V. CVA	3,705	326,928
Heineken Holding N.V.	5,782	278,322
Heineken N.V.	8,251	451,440
Koninklijke Ahold N.V.	19,351	260,001
Koninklijke Boskalis Westminster N.V.	3,762	199,212
Koninklijke DSM N.V.	6,450	396,837
Koninklijke KPN N.V.(a)	97,243	1,658,730
Koninklijke Philips Electronics N.V.	23,398	748,918
Reed Elsevier N.V.	29,912	385,429
STMicroelectronics N.V.*	22,261	276,102
TNT N.V.	9,233	237,156
Unilever N.V. CVA	44,923	1,410,474
Wolters Kluwer N.V.	12,459	291,729

Total Netherlands		7,416,486
New Zealand – 0.2%
Contact Energy Ltd.	54,462	241,768
Telecom Corp. of New Zealand Ltd.	243,328	373,053
Vector Ltd.	162,216	309,325
Warehouse Group Ltd. (The)	81,781	218,948

Total New Zealand		1,143,094
Norway – 1.6%
Aker ASA	9,147	281,929
Aker Solutions ASA	10,921	250,926
Copeinca ASA	19,324	180,778
DnB NOR ASA	41,277	633,137
Fred Olsen Energy ASA	5,830	256,102
Marine Harvest ASA	263,022	326,653
Norsk Hydro ASA	28,145	230,787
Orkla ASA	55,413	536,925
Statoil ASA	118,031	3,270,963
Telenor ASA	42,218	694,507
Veidekke ASA	20,803	190,853
Yara International ASA	7,460	377,872

Total Norway		7,231,432
Portugal – 0.9%
Banco Comercial Portugues S.A. Class R(a)	201,570	164,764
Banco Espirito Santo S.A.	60,315	247,364
Brisa Auto-Estradas de Portugal S.A.	48,012	325,203
Cimpor Cimentos de Portugal, SGPS, S.A.	41,539	301,460
EDP-Energias de Portugal S.A.	231,945	904,513
Galp Energia, SGPS, S.A. Class B	16,302	349,441
Jeronimo Martins, SGPS, S.A.	17,488	281,675
Novabase, SGPS, S.A.	31,887	140,277
Portucel Empresa Produtora de Pasta e Papel S.A.	54,273	190,930
Portugal Telecom, SGPS, S.A.	56,295	650,610
Sonae	157,195	183,814
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.	38,161	200,371

Total Portugal		3,940,422

Investments	Shares	Fair Value

Singapore – 1.9%
Cityspring Infrastructure Trust	438,000	$189,377
DBS Group Holdings Ltd.	88,000	1,022,071
Fraser and Neave Ltd.	52,000	247,933
Jardine Cycle & Carriage Ltd.	12,000	348,433
Keppel Corp., Ltd.	61,000	595,240
Oversea-Chinese Banking Corp., Ltd.	94,000	714,415
SembCorp Industries Ltd.	86,000	355,462
SembCorp Marine Ltd.	90,000	416,977
SIA Engineering Co., Ltd.	76,000	244,189
Singapore Exchange Ltd.	52,000	323,840
Singapore Post Ltd.	270,000	248,473
Singapore Press Holdings Ltd.(a)	149,000	465,736
Singapore Technologies Engineering Ltd.	131,000	338,802
Singapore Telecommunications Ltd.	570,000	1,365,648
StarHub Ltd.	169,000	361,999
United Overseas Bank Ltd.	43,000	641,333
UOB-Kay Hian Holdings Ltd.	189,000	263,895
Venture Corp., Ltd.	29,000	221,095
Wilmar International Ltd.	84,000	363,856

Total Singapore		8,728,774
Spain – 7.5%
Abertis Infraestructuras, S.A.	38,836	844,869
Acciona S.A.	3,420	372,153
ACS Actividades de Construccion y Servicios, S.A.	21,993	1,032,436
Antena 3 de Television S.A.(a)	13,492	125,601
Banco Bilbao Vizcaya Argentaria S.A.(a)	178,223	2,165,216
Banco de Sabadell S.A.	55,745	244,206
Banco Espanol de Credito S.A.(a)	52,494	475,944
Banco Popular Espanol S.A.(a)	75,827	446,350
Banco Santander S.A.	543,810	6,321,936
Bankinter, S.A.(a)	35,111	241,158
Bolsas y Mercados Espanoles S.A.(a)	10,189	310,439
Criteria Caixacorp S.A.	210,160	1,484,331
Duro Felguera S.A.	25,346	204,661
Ebro Foods S.A.(a)*	12,937	304,390
Enagas S.A.(a)	13,877	313,510
Endesa S.A.	29,406	912,428
Ferrovial S.A.	28,008	351,753
Fomento de Construcciones y Contratas S.A.(a)	12,862	426,377
Gas Natural SDG S.A.	61,701	1,160,606
Gestevision Telecinco S.A.*	11,560	132,518
Grifols S.A.	16,001	279,296
Iberdrola Renovables S.A.	37,320	161,266
Iberdrola S.A.	325,330	2,832,843
Inditex S.A.	14,622	1,174,869
Indra Sistemas S.A.	12,211	245,200
Mapfre S.A.	107,255	404,715
Red Electrica Corp. S.A.	6,285	357,654
Repsol YPF S.A.	66,431	2,279,031
Tecnicas Reunidas S.A.(a)	3,219	193,778
Telefonica S.A.	316,582	7,936,204
Zardoya Otis S.A.(a)	25,189	418,225

Total Spain		34,153,963

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	37

Schedule of Investments (continued)

WisdomTree DEFA Fund (DWM)

March 31, 2011

Investments	Shares	Fair Value

Sweden – 2.9%
Alfa Laval AB	15,401	$334,709
Assa Abloy AB Class B	10,404	299,335
Atlas Copco AB Class B	33,884	819,653
Axfood AB	5,411	201,656
Boliden AB	13,081	282,007
Castellum AB(a)	13,994	203,641
Electrolux AB Series B	8,629	222,551
Hennes & Mauritz AB Class B	54,922	1,824,813
Kungsleden AB	24,949	245,203
Nordea Bank AB(a)	130,822	1,432,978
Peab AB	35,813	319,333
Ratos AB Class B	9,159	361,807
Sandvik AB	14,905	281,400
Securitas AB Class B	24,925	296,924
Skandinaviska Enskilda Banken AB Class A(a)	52,286	466,632
Skanska AB Class B	25,209	531,082
SKF AB Class B	13,654	397,820
Svenska Cellulosa AB Class B	29,554	475,982
Svenska Handelsbanken AB Class A(a)	24,889	816,692
Swedish Match AB	10,328	343,644
Tele2 AB Class B	15,250	352,459
Telefonaktiebolaget LM Ericsson Class B	77,570	1,000,919
TeliaSonera AB	188,743	1,632,099

Total Sweden		13,143,339
Switzerland – 5.6%
Adecco S.A.	4,472	295,249
Baloise Holding AG	3,573	355,406
Cie Financiere Richemont S.A. Class A	5,931	343,925
Credit Suisse Group AG	46,691	1,991,966
Geberit AG	2,111	461,496
Holcim Ltd.	6,391	483,421
Kuehne + Nagel International AG	3,012	423,066
Nestle S.A.	100,401	5,778,120
Novartis AG	90,358	4,920,627
Roche Holding AG	28,563	4,096,262
Schindler Holding AG Participating Shares	2,789	336,564
SGS S.A.	364	650,533
Sulzer AG	1,883	284,863
Swatch Group AG (The)	3,254	259,651
Swiss Reinsurance Co., Ltd.	8,054	462,631
Swisscom AG	2,590	1,159,321
Syngenta AG	2,181	711,623
Zurich Financial Services AG	8,955	2,516,621

Total Switzerland		25,531,345
United Kingdom – 18.0%
Aberdeen Asset Management PLC	87,141	294,451
Admiral Group PLC	13,377	333,219
AMEC PLC	12,415	237,414
Antofagasta PLC	19,121	417,146
Ashmore Group PLC	58,022	308,223
Associated British Foods PLC	21,607	343,578
AstraZeneca PLC	66,823	3,066,671

Investments	Shares	Fair Value

Atkins WS PLC	13,791	$154,965
Aviva PLC	198,528	1,377,301
BAE Systems PLC	173,896	905,647
Balfour Beatty PLC	52,086	287,043
Barclays PLC	136,349	606,615
Berendsen PLC	31,508	242,933
BG Group PLC	39,386	979,205
BHP Billiton PLC	60,632	2,390,875
Brewin Dolphin Holdings PLC	74,599	201,131
British American Tobacco PLC	90,157	3,615,818
British Land Co. PLC	53,870	477,089
British Sky Broadcasting Group PLC	50,358	665,951
BT Group PLC	200,181	595,553
Cable & Wireless Communications PLC	492,886	359,956
Capita Group PLC (The)	18,735	223,132
Carillion PLC	35,742	217,712
Centrica PLC	207,185	1,080,344
Chaucer Holdings PLC	215,011	193,867
Chesnara PLC	50,540	199,292
Close Brothers Group PLC	15,321	207,522
Compass Group PLC	48,746	437,960
Diageo PLC	86,594	1,644,849
Electrocomponents PLC	55,451	237,590
Eurasian Natural Resources Corp. PLC	12,251	183,907
Firstgroup PLC	33,548	175,470
Fresnillo PLC	13,829	342,040
G4S PLC	52,806	216,184
GlaxoSmithKline PLC	266,268	5,076,954
Go-Ahead Group PLC	8,896	191,082
Greene King PLC	23,102	165,789
Hargreaves Lansdown PLC	39,657	387,766
Hays PLC	150,245	280,091
HMV Group PLC(a)	145,923	35,671
Home Retail Group PLC	69,739	215,863
HSBC Holdings PLC	584,904	6,009,834
ICAP PLC	35,897	303,817
IG Group Holdings PLC	22,879	167,453
IMI PLC	15,712	259,411
Imperial Tobacco Group PLC	39,843	1,230,704
Inmarsat PLC	17,078	165,346
Intercontinental Hotels Group PLC	9,383	192,217
International Power PLC	65,848	325,097
Interserve PLC	41,580	183,456
Investec PLC	19,622	150,251
J. Sainsbury PLC	78,179	420,188
Johnson Matthey PLC	8,052	240,069
Kier Group PLC	8,957	186,649
Kingfisher PLC	71,916	283,468
Legal & General Group PLC	296,560	547,627
Logica PLC	82,260	172,735
London Stock Exchange Group PLC	17,384	231,982
Man Group PLC	213,463	841,397
Marks & Spencer Group PLC	33,936	183,157
Marston’s PLC	86,953	132,412

See Notes to Financial Statements.

38	WisdomTree International Dividend and Sector Funds

Schedule of Investments (concluded)

WisdomTree DEFA Fund (DWM)

March 31, 2011

Investments	Shares	Fair Value

Meggitt PLC	34,323	$188,657
Melrose PLC	41,528	218,274
N. Brown Group PLC	34,836	141,667
National Grid PLC	180,613	1,719,710
Next PLC	7,319	232,293
Northumbrian Water Group PLC	39,169	208,575
Pearson PLC	32,944	581,411
Pennon Group PLC	22,052	220,926
Premier Farnell PLC	41,541	180,654
Provident Financial PLC(a)	16,033	246,721
Prudential PLC	91,396	1,035,045
Reckitt Benckiser Group PLC	22,944	1,177,634
Reed Elsevier PLC	53,060	459,283
Rexam PLC	56,314	328,036
Rio Tinto PLC	13,347	936,868
Robert Wiseman Dairies PLC	19,655	108,144
Royal Dutch Shell PLC Class A	191,239	6,940,212
Royal Dutch Shell PLC Class B	154,640	5,602,090
RSA Insurance Group PLC	219,154	461,950
SABMiller PLC	30,756	1,088,304
Sage Group PLC (The)	62,383	278,091
Scottish & Southern Energy PLC	55,230	1,116,375
Segro PLC	44,832	231,041
Severn Trent PLC	15,481	362,551
Smiths Group PLC	13,733	285,513
Stagecoach Group PLC	69,196	238,917
Standard Chartered PLC	49,391	1,280,199
Standard Life PLC	162,467	538,562
Tate & Lyle PLC	32,693	302,640
Tesco PLC	252,318	1,540,966
Thomas Cook Group PLC	64,861	177,371
TUI Travel PLC(a)	66,406	241,631
Unilever PLC	40,126	1,222,079
United Utilities Group PLC	48,458	459,452
Vedanta Resources PLC(a)	5,125	195,438
Vodafone Group PLC	3,117,923	8,821,246
WH Smith PLC	23,524	163,576
Whitbread PLC	7,213	190,774
WM Morrison Supermarkets PLC	86,801	384,020
Xstrata PLC	14,719	343,762

Total United Kingdom		82,251,797
TOTAL COMMON STOCKS (Cost: $407,189,028)		453,698,187
EXCHANGE-TRADED FUND – 0.4%
United States – 0.4%
WisdomTree International Dividend ex-Financials Fund(a)(e)
(Cost: $1,583,764)	36,677	1,723,819
SHORT-TERM INVESTMENT – 0.1%
MONEY MARKET FUND – 0.1%
Invesco Treasury Fund Private Class, 0.02%(f) (Cost: $311,791)	311,791	311,791

Investments	Shares	Fair Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 6.8%
MONEY MARKET FUND – 6.8%
Dreyfus Institutional Preferred Money Market Fund, 0.19%(g)
(Cost: $31,277,000)(h)	31,277,000	$31,277,000
TOTAL INVESTMENTS IN SECURITIES – 106.3% (Cost: $440,361,583)		487,010,797
Liabilities in Excess of Foreign Currency and Other Assets – (6.3)%		(29,013,766)

NET ASSETS – 100.0%		$457,997,031
RSP	– Risparmio Italian Savings Shares

*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

(a)	Security, or portion thereof, was on loan at March 31, 2011 (See Note 2).

(b)	Stapled Security – A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. Such securities are considered liquid, and may be sold in transactions exempt from registration, normally only to dealers in that program or other “accredited investors.” At March 31, 2011, the aggregate value of these securities amounted to $276,372 representing 0.1% of net assets.

(d)	Escrow security – additional shares issued as a result of a corporate action.

(e)	Affiliated companies (See Note 7).

(f)	Rate shown represents annualized 7-day yield as of March 31, 2011.

(g)	Interest rate shown reflects yield as of March 31, 2011.

(h)	At March 31, 2011, the total market value of the Fund’s securities on loan was $26,710,022 and the total market value of the collateral held by the Fund was $31,277,000.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	39

Schedule of Investments

WisdomTree DEFA Equity Income Fund (DTH)

March 31, 2011

Investments	Shares	Fair Value

COMMON STOCKS – 99.3%
Australia – 14.7%
AGL Energy Ltd.	16,173	$239,339
Amcor Ltd.	36,354	265,424
AMP Ltd.(a)	67,617	379,699
Australia & New Zealand Banking Group Ltd.	70,837	1,744,227
Brambles Ltd.(a)	41,798	306,036
Coca-Cola Amatil Ltd.	24,942	302,819
Commonwealth Bank of Australia	38,151	2,067,381
Crown Ltd.	29,115	245,391
CSR Ltd.	41,131	139,517
David Jones Ltd.(a)	44,052	216,393
Foster’s Group Ltd.	70,584	417,528
Harvey Norman Holdings Ltd.(a)	59,795	185,511
Insurance Australia Group Ltd.	75,894	281,764
Leighton Holdings Ltd.(a)	9,217	281,092
Lend Lease Group(b)	30,621	287,217
Macquarie Group Ltd.	7,660	289,930
Metcash Ltd.	53,474	230,048
National Australia Bank Ltd.	67,303	1,799,196
Orica Ltd.	10,373	282,877
Origin Energy Ltd.	24,324	408,009
QBE Insurance Group Ltd.(a)	31,801	581,113
Santos Ltd.	20,405	328,133
Sonic Healthcare Ltd.	17,947	222,347
SP AusNet(b)	219,470	199,729
Suncorp Group Ltd.	37,415	328,114
TABCORP Holdings Ltd.	48,298	374,106
Tatts Group Ltd.	119,205	288,465
Telstra Corp., Ltd.	626,484	1,827,017
Toll Holdings Ltd.	34,211	209,799
Transurban Group(b)	44,797	248,775
Wesfarmers Ltd.	27,195	893,771
Westpac Banking Corp.	93,552	2,353,849
Woolworths Ltd.	29,797	828,295
WorleyParsons Ltd.	9,009	288,630

Total Australia		19,341,541
Austria – 0.9%
Bank Austria Creditanstalt AG*†(c)	3,058	—
Oesterreichische Post AG	7,233	247,884
Telekom Austria AG	18,706	273,951
Verbund AG(a)	7,557	336,202
Voestalpine AG	7,110	334,275

Total Austria		1,192,312
Belgium – 1.0%
Ageas	48,608	138,304
Belgacom S.A.	14,008	543,386
Mobistar S.A.	4,118	285,881
Solvay S.A.	2,829	335,583

Total Belgium		1,303,154
Denmark – 0.1%
Tryg A/S(a)	2,864	168,653

Investments	Shares	Fair Value

Finland – 2.1%
Fortum Oyj(a)	20,269	$689,179
Kone Oyj Class B	5,430	312,852
Nokia Oyj(a)	89,153	763,530
Sampo Oyj Class A	14,276	456,032
UPM-Kymmene Oyj*(a)	12,574	266,229
Wartsila Oyj(a)	6,354	248,417

Total Finland		2,736,239
France – 21.4%
Accor S.A.	6,715	302,125
Alstom S.A.	5,507	326,080
AXA S.A.	52,409	1,096,639
BNP Paribas	19,196	1,405,910
Bouygues S.A.	9,979	479,852
Carrefour S.A.	12,138	538,110
Casino Guichard Perrachon S.A.	2,973	281,786
CNP Assurances	13,594	288,983
Compagnie de Saint-Gobain	10,240	627,837
Credit Agricole S.A.	61,457	1,009,934
Danone	10,164	664,862
Electricite de France S.A.	34,351	1,424,402
Eutelsat Communications S.A.	6,216	248,623
France Telecom S.A.	141,838	3,182,273
GDF Suez	74,728	3,048,837
Klepierre	8,605	349,733
Lafarge S.A.	7,920	494,697
Lagardere SCA	5,294	226,321
Legrand S.A.	6,106	254,362
M-6 Metropole Television S.A.	13,582	355,417
Neopost S.A.	2,657	233,058
PagesJaunes Groupe(a)	22,074	221,375
PPR	2,849	437,252
Sanofi-Aventis S.A.	31,973	2,244,823
Sodexo	3,813	278,830
Suez Environnement Co.	13,339	276,369
TOTAL S.A.	76,864	4,685,433
Vallourec S.A.	3,077	345,658
Veolia Environnement S.A.	15,958	496,853
Vinci S.A.	13,247	828,934
Vivendi S.A.	53,771	1,537,574

Total France		28,192,942
Germany – 6.9%
Allianz SE	9,151	1,286,022
BASF SE	15,958	1,382,085
Deutsche Boerse AG	4,456	338,624
Deutsche Post AG	29,968	540,951
Deutsche Telekom AG	146,879	2,265,699
E.ON AG	47,877	1,464,155
Hannover Rueckversicherung AG	4,098	224,041
Muenchener Rueckversicherungs AG	4,624	728,373
RWE AG	13,984	891,920

Total Germany		9,121,870

See Notes to Financial Statements.

40	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree DEFA Equity Income Fund (DTH)

March 31, 2011

Investments	Shares	Fair Value

Hong Kong – 1.7%
BOC Hong Kong Holdings Ltd.	229,500	$747,965
CLP Holdings Ltd.	51,024	412,616
Hang Seng Bank Ltd.	42,118	680,109
Power Assets Holdings Ltd.	51,518	344,416

Total Hong Kong		2,185,106
Italy – 6.1%
A2A SpA	163,492	265,189
Atlantia SpA	16,745	384,245
Banca Carige SpA	67,796	160,766
Enel SpA	421,159	2,658,421
ENI SpA	109,139	2,684,056
Finmeccanica SpA	16,567	208,771
Mediaset SpA	40,838	259,862
Parmalat SpA	72,110	241,911
Snam Rete Gas SpA	86,014	484,100
Telecom Italia SpA RSP	202,765	273,069
Terna Rete Elettrica Nazionale SpA	56,402	270,375
Unione di Banche Italiane SCPA	17,125	146,542

Total Italy		8,037,307
Japan – 1.7%
Astellas Pharma, Inc.	9,500	353,041
Daito Trust Construction Co., Ltd.	3,800	262,717
Eisai Co., Ltd.(a)	7,100	255,627
Mizuho Financial Group, Inc.	307,100	511,339
Oracle Corp.	4,300	179,772
Takeda Pharmaceutical Co., Ltd.(a)	13,900	650,724

Total Japan		2,213,220
Netherlands – 0.9%
Koninklijke KPN N.V.(a)	50,235	856,888
Reed Elsevier N.V.	21,385	275,555

Total Netherlands		1,132,443
New Zealand – 0.2%
Telecom Corp. of New Zealand Ltd.	153,385	235,159
Norway – 1.9%
Aker ASA	7,329	225,895
Fred Olsen Energy ASA	4,404	193,460
Marine Harvest ASA	158,002	196,226
Orkla ASA	31,226	302,565
Statoil ASA	55,709	1,543,850

Total Norway		2,461,996
Portugal – 1.1%
Banco Espirito Santo S.A.	36,849	151,125
Brisa Auto-Estradas de Portugal S.A.	33,739	228,527
Cimpor Cimentos de Portugal, SGPS, S.A.	30,300	219,895
EDP-Energias de Portugal S.A.	115,982	452,293
Portugal Telecom, SGPS, S.A.	29,638	342,531

Total Portugal		1,394,371
Singapore – 1.8%
Cityspring Infrastructure Trust	383,000	165,597
DBS Group Holdings Ltd.	40,000	464,578

Investments	Shares	Fair Value

Keppel Corp., Ltd.	40,000	$390,321
Singapore Press Holdings Ltd.	81,000	253,185
Singapore Technologies Engineering Ltd.	90,000	232,765
Singapore Telecommunications Ltd.	275,000	658,865
StarHub Ltd.	98,000	209,917

Total Singapore		2,375,228
Spain – 10.7%
Abertis Infraestructuras, S.A.	21,045	457,830
Acciona S.A.	1,890	205,663
ACS Actividades de Construccion y Servicios, S.A.	10,922	512,721
Banco Bilbao Vizcaya Argentaria S.A.(a)	82,753	1,005,359
Banco Espanol de Credito S.A.(a)	25,965	235,415
Banco Popular Espanol S.A.(a)	38,416	226,133
Banco Santander S.A.	247,413	2,876,242
Bolsas y Mercados Espanoles S.A.(a)	7,589	231,222
Criteria Caixacorp S.A.	115,443	815,358
Fomento de Construcciones y Contratas S.A.(a)	7,174	237,819
Gas Natural SDG S.A.	28,945	544,460
Iberdrola S.A.	150,889	1,313,881
Indra Sistemas S.A.	9,937	199,538
Red Electrica Corp. S.A.	3,370	191,773
Repsol YPF S.A.	33,270	1,141,385
Telefonica S.A.	142,517	3,572,673
Zardoya Otis S.A.(a)	16,015	265,905

Total Spain		14,033,377
Sweden – 1.8%
Nordea Bank AB(a)	61,392	672,466
Ratos AB Class B	6,655	262,892
Securitas AB Class B	19,944	237,587
Skanska AB Class B	12,551	264,414
Svenska Cellulosa AB Class B	14,666	236,203
TeliaSonera AB	82,797	715,962

Total Sweden		2,389,524
Switzerland – 5.1%
Baloise Holding AG	2,049	203,814
Credit Suisse Group AG	22,579	963,282
Novartis AG	41,324	2,250,381
Roche Holding AG	11,040	1,583,263
Swisscom AG	1,198	536,242
Zurich Financial Services AG	4,223	1,186,788

Total Switzerland		6,723,770
United Kingdom – 19.2%
Ashmore Group PLC	40,320	214,187
AstraZeneca PLC	30,871	1,416,746
Aviva PLC	94,721	657,133
BAE Systems PLC	91,197	474,952
British American Tobacco PLC	42,372	1,699,363
British Land Co. PLC	36,128	319,960
Cable & Wireless Communications PLC	264,767	193,360
Centrica PLC	104,692	545,905
Diageo PLC	42,224	802,043
GlaxoSmithKline PLC	122,785	2,341,152

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	41

Schedule of Investments (concluded)

WisdomTree DEFA Equity Income Fund (DTH)

March 31, 2011

Investments	Shares	Fair Value

Hays PLC	127,084	$236,914
Home Retail Group PLC	47,744	147,782
HSBC Holdings PLC	267,354	2,747,037
ICAP PLC	24,098	203,955
Imperial Tobacco Group PLC	20,279	626,395
International Power PLC	39,766	196,328
J. Sainsbury PLC	47,275	254,088
Legal & General Group PLC	153,805	284,016
Man Group PLC	110,686	436,286
National Grid PLC	88,493	842,588
Pearson PLC	19,370	341,851
Provident Financial PLC(a)	12,216	187,984
Prudential PLC	43,484	492,449
Reed Elsevier PLC	31,382	271,640
Rexam PLC	35,588	207,304
Royal Dutch Shell PLC Class B	75,244	2,725,839
RSA Insurance Group PLC	124,441	262,307
Scottish & Southern Energy PLC	28,175	569,507
Severn Trent PLC	8,964	209,929
Smiths Group PLC	10,365	215,491
Standard Life PLC	84,189	279,078
Tate & Lyle PLC	21,497	198,998
TUI Travel PLC(a)	44,397	161,547
United Utilities Group PLC	28,304	268,363
Vodafone Group PLC	1,416,384	4,007,242
WM Morrison Supermarkets PLC	52,929	234,165

Total United Kingdom		25,273,884
TOTAL COMMON STOCKS (Cost: $128,996,139)		130,512,096
EXCHANGE-TRADED FUND – 0.2%
United States – 0.2%
WisdomTree International LargeCap Dividend Fund(d)
(Cost: $189,819)	4,512	215,177
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
Invesco Treasury Fund Private Class, 0.02%(e) (Cost: $19,414)	19,414	19,414
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 5.4%
MONEY MARKET FUND – 5.4%
Dreyfus Institutional Preferred Money Market Fund, 0.19%(f)
(Cost: $7,112,000)(g)	7,112,000	7,112,000
TOTAL INVESTMENTS IN SECURITIES – 104.9% (Cost: $136,317,372)		137,858,687
Liabilities in Excess of Foreign Currency and Other Assets – (4.9)%		(6,404,250)

NET ASSETS – 100.0%		$131,454,437
RSP	– Risparmio Italian Savings Shares

*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

(a)	Security, or portion thereof, was on loan at March 31, 2011 (See Note 2).

(b)	Stapled Security – A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(c)	Escrow security – additional shares issued as a result of a corporate action.

(d)	Affiliated companies (See Note 7).

(e)	Rate shown represents annualized 7-day yield as of March 31, 2011.

(f)	Interest rate shown reflects yield as of March 31, 2011.

(g)	At March 31, 2011, the total market value of the Fund’s securities on loan was $6,718,222 and the total market value of the collateral held by the Fund was $7,112,000.

See Notes to Financial Statements.

42	WisdomTree International Dividend and Sector Funds

Schedule of Investments

WisdomTree Global Equity Income Fund (DEW)

March 31, 2011

Investments	Shares	Fair Value

COMMON STOCKS – 99.3%
Australia – 9.3%
AGL Energy Ltd.	4,189	$61,992
Amcor Ltd.	9,119	66,579
AMP Ltd.	29,942	168,137
Australia & New Zealand Banking Group Ltd.	25,443	626,486
Bendigo and Adelaide Bank Ltd.	4,086	40,269
BHP Billiton Ltd.	17,210	828,662
Brambles Ltd.	10,165	74,426
Coal & Allied Industries Ltd.	376	46,482
Coca-Cola Amatil Ltd.	6,747	81,915
Commonwealth Bank of Australia	13,837	749,819
Crown Ltd.	7,157	60,321
CSR Ltd.	10,355	35,124
Foster’s Group Ltd.	20,727	122,607
Harvey Norman Holdings Ltd.(a)	10,936	33,928
Insurance Australia Group Ltd.	21,825	81,027
Leighton Holdings Ltd.(a)	2,580	78,682
Lend Lease Group(b)	5,854	54,909
Macquarie Group Ltd.	2,280	86,298
Metcash Ltd.	11,798	50,756
National Australia Bank Ltd.	24,211	647,227
Orica Ltd.	2,552	69,594
Origin Energy Ltd.	6,425	107,772
Platinum Asset Management Ltd.(a)	6,517	32,417
QBE Insurance Group Ltd.(a)	11,245	205,485
Santos Ltd.	5,560	89,410
Sonic Healthcare Ltd.	3,996	49,507
Suncorp Group Ltd.	11,972	104,990
TABCORP Holdings Ltd.	11,832	91,648
Tatts Group Ltd.	26,694	64,597
Telstra Corp., Ltd.	227,512	663,494
Toll Holdings Ltd.	7,122	43,676
Transurban Group(b)	10,711	59,482
Wesfarmers Ltd.	9,651	317,183
Westpac Banking Corp.	33,523	843,468
Woodside Petroleum Ltd.	3,852	186,430
Woolworths Ltd.	10,543	293,074
WorleyParsons Ltd.	2,236	71,637

Total Australia		7,289,510
Austria – 0.5%
OMV AG	1,697	76,798
Telekom Austria AG	5,806	85,029
Verbund AG(a)	2,375	105,661
Vienna Insurance Group AG Wiener Versicherung Gruppe	789	45,123
Voestalpine AG	1,461	68,689

Total Austria		381,300
Belgium – 0.6%
Ageas	15,659	44,554
Belgacom S.A.	5,016	194,576
Mobistar S.A.	1,294	89,833
Solvay S.A.	691	81,968

Investments	Shares	Fair Value

UCB S.A.	1,313	$49,927

Total Belgium		460,858
Brazil – 2.3%
Banco do Brasil S.A.	23,600	427,244
CCR S.A.	2,700	79,120
Cia de Bebidas das Americas	11,800	277,818
Cia Energetica de Minas Gerais	3,300	49,295
Cia Siderurgica Nacional S.A.	10,100	165,462
Cielo S.A.	9,600	81,792
CPFL Energia S.A.	4,200	120,856
EDP—Energias do Brasil S.A.	1,200	29,138
Light S.A.	3,700	64,277
Natura Cosmeticos S.A.	2,600	73,505
Redecard S.A.	7,000	103,058
Souza Cruz S.A.	16,000	167,205
Telecomunicacoes de Sao Paulo S.A.	2,900	66,619
Tractebel Energia S.A.	4,100	69,335

Total Brazil		1,774,724
Canada – 4.8%
ARC Resources Ltd.	2,440	66,095
Bank of Montreal	3,467	224,469
Bank of Nova Scotia	5,868	358,867
Baytex Energy Corp.	743	43,301
BCE, Inc.	6,114	221,367
Bonavista Energy Corp.(a)	2,228	68,713
Brookfield Properties Corp.	3,200	56,450
Canadian Imperial Bank of Commerce	2,800	240,637
Canadian Oil Sands Ltd.	3,581	120,269
CI Financial Corp.	2,400	56,870
Crescent Point Energy Corp.(a)	2,400	116,083
Emera, Inc.	800	26,062
EnCana Corp.	3,800	130,983
Enerplus Corp.(a)	2,608	82,335
First Capital Realty, Inc.	2,500	41,223
Fortis, Inc.	1,100	37,453
Great-West Lifeco, Inc.	3,732	103,203
Husky Energy, Inc.(a)	5,770	174,746
IGM Financial, Inc.	2,600	131,798
Pembina Pipeline Corp.	2,468	58,202
Pengrowth Energy Corp.	3,819	52,648
Penn West Petroleum Ltd.(a)	5,630	155,805
Power Corp. of Canada	900	26,581
Power Financial Corp.	3,816	123,140
Rogers Communications, Inc. Class B	3,200	115,927
Royal Bank of Canada(a)	7,088	437,121
Shaw Communications, Inc. Class B	3,100	65,139
Sun Life Financial, Inc.	3,604	112,890
TransAlta Corp.	2,400	50,430
TransCanada Corp.	3,962	160,109
Vermilion Energy, Inc.(a)	875	45,452
Yellow Media, Inc.	9,056	51,296

Total Canada		3,755,664

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	43

Schedule of Investments (continued)

WisdomTree Global Equity Income Fund (DEW)

March 31, 2011

Investments	Shares	Fair Value

Chile – 0.5%
AES Gener S.A.	68,014	$36,622
Banco de Chile	784,844	107,289
Banco Santander Chile	1,194,923	100,003
Empresa Nacional de Electricidad S.A.	41,063	75,845
Enersis S.A.	169,953	70,585
ENTEL Chile S.A.	2,558	42,063

Total Chile		432,407
China – 0.4%
Bank of China Ltd. Class H	414,000	230,467
Guangzhou R&F Properties Co., Ltd. Class H	22,800	33,944
Zhejiang Expressway Co., Ltd. Class H	46,000	41,871

Total China		306,282
Czech Republic – 0.7%
CEZ AS	6,450	329,788
Komercni Banka AS	191	48,222
Telefonica O2 Czech Republic AS	8,438	197,480

Total Czech Republic		575,490
Denmark – 0.0%
Tryg A/S	633	37,276
Finland – 1.2%
Fortum Oyj(a)	7,467	253,890
Kone Oyj Class B	1,703	98,119
Nokia Oyj(a)	30,009	257,005
Pohjola Bank PLC Class A(a)	2,549	34,799
Sampo Oyj Class A	5,206	166,300
UPM-Kymmene Oyj*(a)	3,424	72,496
Wartsila Oyj(a)	1,666	65,134

Total Finland		947,743
France – 13.6%
Accor S.A.	1,926	86,656
Aeroports de Paris	620	57,190
Air Liquide S.A.	1,433	190,667
Alstom S.A.	1,704	100,897
AXA S.A.	18,255	381,979
BNP Paribas	6,834	500,520
Bouygues S.A.	3,214	154,549
Carrefour S.A.	4,442	196,926
Casino Guichard Perrachon S.A.	976	92,507
Ciments Francais S.A.	408	41,259
CNP Assurances	6,026	128,101
Compagnie de Saint-Gobain	3,392	207,971
Credit Agricole S.A.	20,935	344,029
Danone	3,691	241,441
Eiffage S.A.	757	45,538
Electricite de France S.A.	12,600	522,473
Eutelsat Communications S.A.	1,505	60,196
France Telecom S.A.	52,228	1,171,786
GDF Suez	27,176	1,108,757
ICADE	589	72,786
Klepierre	2,169	88,155

Investments	Shares	Fair Value

Lafarge S.A.	2,580	$161,151
Lagardere SCA	1,331	56,901
Legrand S.A.	1,880	78,316
M-6 Metropole Television S.A.	3,641	95,278
Neopost S.A.	512	44,910
PagesJaunes Groupe(a)	6,186	62,038
PPR	836	128,306
Sanofi-Aventis S.A.	11,610	815,138
Schneider Electric S.A.	1,296	221,802
SCOR SE	2,566	69,970
Societe Television Francaise 1	1,856	34,121
Sodexo	967	70,713
Suez Environnement Co.	4,465	92,510
Technip S.A.	707	75,499
TOTAL S.A.	27,638	1,684,742
Vallourec S.A.	1,007	113,122
Veolia Environnement S.A.	5,526	172,052
Vinci S.A.	4,612	288,597
Vivendi S.A.	18,758	536,382

Total France		10,595,931
Germany – 4.2%
Allianz SE	3,255	457,437
BASF SE	5,358	464,044
Deutsche Boerse AG	1,285	97,651
Deutsche Post AG	9,309	168,036
Deutsche Telekom AG	54,240	836,685
E.ON AG	17,394	531,936
Fielmann AG	362	34,239
Hannover Rueckversicherung AG	1,188	64,949
Muenchener Rueckversicherungs AG	1,744	274,715
RWE AG	5,084	324,265
United Internet AG Registered Shares	2,483	44,750

Total Germany		3,298,707
Hong Kong – 2.5%
BOC Hong Kong Holdings Ltd.	76,500	249,322
China Mobile Ltd.	102,000	939,587
CLP Holdings Ltd.	17,000	137,474
Hang Seng Bank Ltd.	13,800	222,838
Hopewell Holdings Ltd.	6,000	18,012
Hutchison Whampoa Ltd.	27,000	319,701
Power Assets Holdings Ltd.	16,000	106,966

Total Hong Kong		1,993,900
Hungary – 0.1%
Magyar Telekom Telecommunications PLC	22,098	69,649
Indonesia – 0.2%
Indo Tambangraya Megah PT	11,500	61,016
International Nickel Indonesia Tbk PT	83,500	45,790
Telekomunikasi Indonesia Tbk PT	104,000	87,786

Total Indonesia		194,592
Ireland – 0.1%
CRH PLC	4,016	92,212

See Notes to Financial Statements.

44	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree Global Equity Income Fund (DEW)

March 31, 2011

Investments	Shares	Fair Value

Israel – 0.5%
Bezeq Israeli Telecommunication Corp., Ltd.	63,906	$189,880
Israel Chemicals Ltd.	6,997	115,432
Partner Communications Co., Ltd.	2,976	56,687

Total Israel		361,999
Italy – 3.8%
A2A SpA	39,793	64,545
Atlantia SpA	4,269	97,960
Banca Carige SpA	14,484	34,346
Enel SpA	150,902	952,517
ENI SpA	38,285	941,543
Finmeccanica SpA	3,532	44,509
Intesa Sanpaolo SpA	57,622	170,739
Lottomatica SpA(a)	1,744	31,456
Mediaset SpA	8,551	54,412
Mediolanum SpA	6,496	34,975
Parmalat SpA	17,206	57,722
Snam Rete Gas SpA	32,049	180,377
Telecom Italia SpA	100,155	154,211
Terna Rete Elettrica Nazionale SpA	18,672	89,508
Unione di Banche Italiane SCPA	4,189	35,846

Total Italy		2,944,666
Japan – 1.9%
Astellas Pharma, Inc.	3,400	126,351
Daiichi Sankyo Co., Ltd.	4,200	81,385
Daito Trust Construction Co., Ltd.	700	48,395
Eisai Co., Ltd.	2,900	104,411
Lawson, Inc.	1,400	67,737
Mizuho Financial Group, Inc.	115,400	192,148
NTT DoCoMo, Inc.	227	400,427
Oracle Corp.	800	33,446
Sankyo Co., Ltd.	500	25,730
Showa Shell Sekiyu K.K.	4,100	42,939
Takeda Pharmaceutical Co., Ltd.	6,000	280,888
TonenGeneral Sekiyu K.K.	4,000	49,566

Total Japan		1,453,423
Malaysia – 0.7%
British American Tobacco Malaysia Bhd	3,000	47,604
DIGI.Com Bhd	11,500	108,593
Petronas Gas Bhd	16,300	61,567
PLUS Expressways Bhd	35,400	52,362
Public Bank Bhd	26,532	114,932
RHB Capital Bhd	16,500	46,742
Telekom Malaysia Bhd	38,100	50,821
YTL Power International Bhd	59,600	45,259

Total Malaysia		527,880
Mexico – 0.3%
Industrias Penoles S.A.B de CV	2,635	96,971
Kimberly-Clark de Mexico S.A.B de C.V. Class A	4,500	27,853
Telefonos de Mexico S.A.B de C.V. Class L	120,900	110,876

Total Mexico		235,700

Investments	Shares	Fair Value

Netherlands – 1.0%
Akzo Nobel N.V.	1,003	$69,004
Fugro N.V. CVA	581	51,267
Koninklijke DSM N.V.	956	58,818
Koninklijke KPN N.V.(a)	16,517	281,740
Reed Elsevier N.V.	4,587	59,106
Unilever N.V. CVA	7,636	239,752
Wolters Kluwer N.V.	1,772	41,492

Total Netherlands		801,179
New Zealand – 0.1%
Telecom Corp. of New Zealand Ltd.	43,022	65,958
Norway – 0.9%
Marine Harvest ASA	43,932	54,560
Orkla ASA	9,882	95,752
Statoil ASA	20,238	560,851

Total Norway		711,163
Philippines – 0.2%
Globe Telecom, Inc.	3,220	66,106
Philippine Long Distance Telephone Co.	1,750	93,710

Total Philippines		159,816
Poland – 0.5%
KGHM Polska Miedz S.A.	3,966	251,681
Telekomunikacja Polska S.A.	22,845	141,595

Total Poland		393,276
Portugal – 0.5%
Banco Espirito Santo S.A.	9,915	40,663
Brisa Auto-Estradas de Portugal S.A.	7,890	53,442
Cimpor Cimentos de Portugal, SGPS, S.A.	6,728	48,827
EDP-Energias de Portugal S.A.	36,789	143,466
Portugal Telecom, SGPS, S.A.	9,682	111,896

Total Portugal		398,294
Russia – 0.5%
Lukoil OAO ADR	3,919	280,796
Tatneft ADR(a)	2,443	107,956

Total Russia		388,752
Singapore – 1.0%
DBS Group Holdings Ltd.	10,000	116,144
Keppel Corp., Ltd.	8,000	78,064
SembCorp Industries Ltd.	9,000	37,200
SembCorp Marine Ltd.	9,000	41,698
Singapore Exchange Ltd.	6,000	37,366
Singapore Press Holdings Ltd.	24,000	75,018
Singapore Technologies Engineering Ltd.	28,000	72,416
Singapore Telecommunications Ltd.	102,000	244,379
StarHub Ltd.	29,000	62,118

Total Singapore		764,403
South Africa – 0.6%
African Bank Investments Ltd.	9,750	54,610
Kumba Iron Ore Ltd.	2,328	164,626
Pretoria Portland Cement Co., Ltd.	7,656	27,183

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	45

Schedule of Investments (continued)

WisdomTree Global Equity Income Fund (DEW)

March 31, 2011

Investments	Shares	Fair Value

Sanlam Ltd.	16,853	$68,814
Standard Bank Group Ltd.	9,012	138,658

Total South Africa		453,891
South Korea – 0.3%
Kangwon Land, Inc.	1,960	45,473
Korea Exchange Bank	3,930	34,644
KT&G Corp.	1,003	52,210
LG Uplus Corp.	3,870	21,838
SK Telecom Co., Ltd.	474	70,650

Total South Korea		224,815
Spain – 6.5%
Abertis Infraestructuras, S.A.	5,804	126,265
Acciona S.A.	515	56,041
ACS Actividades de Construccion y Servicios, S.A.	3,671	172,331
Banco Bilbao Vizcaya Argentaria S.A.(a)	30,617	371,963
Banco de Sabadell S.A.	11,877	52,030
Banco Espanol de Credito S.A.(a)	9,982	90,503
Banco Popular Espanol S.A.(a)	11,407	67,146
Banco Santander S.A.	88,904	1,033,533
Bankinter, S.A.(a)	4,549	31,245
Criteria Caixacorp S.A.	37,032	261,552
Ebro Foods S.A.(a)*	1,733	40,775
Enagas S.A.(a)	2,087	47,150
Ferrovial S.A.	3,850	48,352
Fomento de Construcciones y Contratas S.A.	1,894	62,786
Gas Natural SDG S.A.	10,002	188,139
Grifols S.A.	1,675	29,237
Iberdrola S.A.	54,385	473,563
Indra Sistemas S.A.	1,676	33,654
Mapfre S.A.	16,225	61,223
Red Electrica Corp. S.A.	979	55,711
Repsol YPF S.A.	11,078	380,050
Telefonica S.A.	52,683	1,320,679
Zardoya Otis S.A.	3,665	60,852

Total Spain		5,064,780
Sweden – 1.4%
Hennes & Mauritz AB Class B	9,276	308,200
Nordea Bank AB(a)	21,736	238,089
Ratos AB Class B	1,282	50,643
Skanska AB Class B	3,692	77,780
Svenska Cellulosa AB Class B	3,842	61,877
Svenska Handelsbanken AB Class A(a)	3,824	125,478
TeliaSonera AB	30,927	267,432

Total Sweden		1,129,499
Switzerland – 3.2%
Baloise Holding AG	480	47,745
Credit Suisse Group AG	7,621	325,133
Geberit AG	281	61,431
Novartis AG	14,848	808,578
Roche Holding AG	3,986	571,638
SGS S.A.	38	67,913
Swisscom AG	421	188,446

Investments	Shares	Fair Value

Zurich Financial Services AG	1,463	$411,146

Total Switzerland		2,482,030
Taiwan – 1.8%
Asia Cement Corp.	32,630	36,673
Asustek Computer, Inc.	7,050	61,015
Chang Hwa Commercial Bank	31,000	24,879
China Steel Corp.	78,815	94,209
Chunghwa Telecom Co., Ltd.	62,800	195,619
Compal Electronics, Inc.	28,335	28,136
Far EasTone Telecommunications Co., Ltd.	35,000	52,369
HTC Corp.	6,250	244,419
Quanta Computer, Inc.	33,000	62,282
Siliconware Precision Industries Co.	27,000	33,788
Taiwan Cooperative Bank	47,100	36,999
Taiwan Mobile Co., Ltd.	40,000	94,129
Taiwan Semiconductor Manufacturing Co., Ltd.	174,000	417,744

Total Taiwan		1,382,261
Thailand – 0.3%
Advanced Info Service PCL	34,800	103,554
Charoen Pokphand Foods PCL	57,200	48,699
Thai Oil PCL	24,500	67,437

Total Thailand		219,690
Turkey – 0.7%
Ford Otomotiv Sanayi A.S.	9,436	90,152
Tupras Turkiye Petrol Rafine	3,210	94,396
Turk Telekomunikasyon A.S.	44,361	222,976
Turkcell Iletisim Hizmet A.S.	15,254	90,308
Turkiye Is Bankasi Class C	25,626	81,998

Total Turkey		579,830
United Kingdom – 12.1%
Admiral Group PLC	2,177	54,229
Amlin PLC	5,232	32,012
Ashmore Group PLC	8,140	43,241
AstraZeneca PLC	11,041	506,699
Aviva PLC	30,917	214,489
BAE Systems PLC	29,109	151,599
British American Tobacco PLC	14,866	596,213
British Land Co. PLC	8,421	74,579
British Sky Broadcasting Group PLC	8,160	107,911
Cable & Wireless Communications PLC	73,322	53,547
Centrica PLC	36,317	189,371
Diageo PLC	14,457	274,610
Firstgroup PLC	4,558	23,840
GlaxoSmithKline PLC	43,981	838,589
Hargreaves Lansdown PLC	5,337	52,185
Hays PLC	19,583	36,507
Home Retail Group PLC	8,253	25,546
HSBC Holdings PLC	97,369	1,000,457
ICAP PLC	5,486	46,431
Imperial Tobacco Group PLC	6,799	210,013
International Power PLC	10,400	51,346
J. Sainsbury PLC	13,814	74,246

See Notes to Financial Statements.

46	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree Global Equity Income Fund (DEW)

March 31, 2011

Investments	Shares	Fair Value

Legal & General Group PLC	46,665	$86,172
Man Group PLC	34,199	134,801
National Grid PLC	30,936	294,558
Next PLC	1,149	36,467
Pearson PLC	5,331	94,084
Prudential PLC	14,981	169,657
Reckitt Benckiser Group PLC	3,441	176,614
Reed Elsevier PLC	8,422	72,900
Rexam PLC	8,363	48,716
Royal Dutch Shell PLC Class B	26,481	959,318
RSA Insurance Group PLC	39,525	83,314
Sage Group PLC (The)	8,747	38,992
Scottish & Southern Energy PLC	9,497	191,965
Segro PLC	6,222	32,065
Severn Trent PLC	2,373	55,574
Smiths Group PLC	2,445	50,832
Standard Life PLC	25,590	84,828
Tate & Lyle PLC	4,514	41,786
Tesco PLC	42,656	260,510
Thomas Cook Group PLC	8,542	23,359
TUI Travel PLC(a)	9,126	33,207
Unilever PLC	6,919	210,725
United Utilities Group PLC	7,796	73,917
Vodafone Group PLC	513,538	1,452,905
WM Morrison Supermarkets PLC	15,870	70,211

Total United Kingdom		9,435,137
United States – 19.5%
Abbott Laboratories	7,299	358,016
Alliant Energy Corp.	953	37,100
Altria Group, Inc.	20,245	526,977
AMB Property Corp.	1,014	36,474
Ameren Corp.	1,948	54,680
American Electric Power Co., Inc.	3,406	119,687
Ares Capital Corp.	2,193	37,062
Arthur J. Gallagher & Co.	1,156	35,154
AT&T, Inc.	54,462	1,666,537
AvalonBay Communities, Inc.	495	59,440
Bristol-Myers Squibb Co.	12,505	330,507
Capitol Federal Financial, Inc.	2,159	24,332
CenterPoint Energy, Inc.	3,386	59,458
CenturyLink, Inc.	2,882	119,747
Chevron Corp.	10,508	1,128,874
Cincinnati Financial Corp.(a)	1,578	51,758
ConocoPhillips	7,736	617,797
Consolidated Edison, Inc.	2,236	113,410
Diamond Offshore Drilling, Inc.(a)	2,484	193,007
Dominion Resources, Inc.	3,753	167,759
DTE Energy Co.	1,153	56,451
Duke Energy Corp.	10,916	198,125
Duke Realty Corp.	2,118	29,673
E.I. Du Pont de Nemours & Co.	5,782	317,837
Edison International	1,816	66,447
Eli Lilly & Co.	9,174	322,650
Entergy Corp.	1,166	78,367

Investments	Shares	Fair Value

Exelon Corp.	4,819	$198,736
Federal Realty Investment Trust	426	34,745
FirstEnergy Corp.	2,644	98,066
Frontier Communications Corp.	12,448	102,323
Genuine Parts Co.	1,017	54,552
H&R Block, Inc.(a)	2,047	34,267
H.J. Heinz Co.	1,892	92,367
HCP, Inc.	2,399	91,018
Health Care REIT, Inc.	1,271	66,651
Hudson City Bancorp, Inc.	4,089	39,581
Integrys Energy Group, Inc.	737	37,226
Kimberly-Clark Corp.	2,366	154,429
Kraft Foods, Inc. Class A	8,705	272,989
Liberty Property Trust(a)	1,184	38,954
Lorillard, Inc.	1,319	125,318
M&T Bank Corp.	614	54,321
Macerich Co. (The)	875	43,339
Mack-Cali Realty Corp.	875	29,662
Marsh & McLennan Cos., Inc.	2,756	82,156
Mattel, Inc.	1,781	44,400
Maxim Integrated Products, Inc.	1,697	43,443

McDonald’s Corp.	5,839	444,289
MeadWestvaco Corp.	1,164	35,304
Merck & Co., Inc.	15,279	504,360
Mercury General Corp.	731	28,604
Microchip Technology, Inc.(a)	1,230	46,752
Nationwide Health Properties, Inc.	915	38,915
New York Community Bancorp, Inc.	3,639	62,809
NextEra Energy, Inc.	2,193	120,878
NiSource, Inc.	2,787	53,455
Northeast Utilities	1,166	40,344
NSTAR	828	38,312
NYSE Euronext	1,751	61,583
Old Republic International Corp.	2,286	29,009
Oneok, Inc.	732	48,956
Paychex, Inc.	2,663	83,512
People’s United Financial, Inc.	2,800	35,224
Pepco Holdings, Inc.	2,412	44,984
Pfizer, Inc.	47,890	972,646
PG&E Corp.	2,247	99,272
Philip Morris International, Inc.	13,757	902,872
Pinnacle West Capital Corp.	1,006	43,047
Pitney Bowes, Inc.(a)	1,944	49,941
Plum Creek Timber Co., Inc.(a)	1,184	51,634
PPL Corp.	2,922	73,927
Progress Energy, Inc.	2,614	120,610
ProLogis	3,920	62,642
Public Service Enterprise Group, Inc.	2,922	92,072
Qwest Communications International, Inc.	15,374	105,004
R.R. Donnelley & Sons Co.	2,096	39,656
Rayonier, Inc.	654	40,751
Realty Income Corp.	1,166	40,752
Regency Centers Corp.	770	33,480
Reynolds American, Inc.	5,769	204,973

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	47

Schedule of Investments (concluded)

WisdomTree Global Equity Income Fund (DEW)

March 31, 2011

Investments	Shares	Fair Value

SCANA Corp.	1,060	$41,732
Senior Housing Properties Trust	1,488	34,283
Southern Co.	6,023	229,536
Southern Copper Corp.	5,637	227,002
Spectra Energy Corp.	4,717	128,208
TECO Energy, Inc.	1,888	35,419
Ventas, Inc.	1,013	55,006
Verizon Communications, Inc.	26,084	1,005,277
Waste Management, Inc.	2,627	98,092
Windstream Corp.	5,946	76,525
Xcel Energy, Inc.	3,304	78,933

Total United States		15,206,451
TOTAL COMMON STOCKS (Cost: $69,389,543)		77,591,138
EXCHANGE-TRADED FUNDS – 0.3%
United States – 0.3%
WisdomTree DEFA Equity Income Fund(a)(c)	3,865	170,446
WisdomTree Equity Income Fund(c)	1,395	56,591

TOTAL EXCHANGE-TRADED FUNDS (Cost: $210,723)		227,037
RIGHTS – 0.0%
Chile – 0.0%
Banco de Chile, expiring 4/29/11* (Cost: $0)	31,587	—
TOTAL LONG-TERM INVESTMENTS (Cost: $69,600,266)		77,818,175
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
Invesco Treasury Fund Private Class, 0.02%(d) (Cost: $7,579)	7,579	7,579
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.7%
MONEY MARKET FUND – 4.7%
Dreyfus Institutional Preferred Money Market Fund, 0.19%(e)
(Cost: $3,655,000)(f)	3,655,000	3,655,000
TOTAL INVESTMENTS IN SECURITIES – 104.3% (Cost: $73,262,845)		81,480,754
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (4.3)%		(3,333,275)

NET ASSETS – 100.0%		$78,147,479
ADR	– American Depositary Receipt

PCL	– Public Company Limited

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2011 (See Note 2).

(b)	Stapled Security – A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(c)	Affiliated companies (See Note 7).

(d)	Rate shown represents annualized 7-day yield as of March 31, 2011.

(e)	Interest rate shown reflects yield as of March 31, 2011.

(f)	At March 31, 2011, the total market value of the Fund’s securities on loan was $2,676,982 and the total market value of the collateral held by the Fund was $3,655,000.

See Notes to Financial Statements.

48	WisdomTree International Dividend and Sector Funds

Schedule of Investments

WisdomTree Europe SmallCap Dividend Fund (DFE)

March 31, 2011

Investments	Shares	Fair Value

COMMON STOCKS – 99.2%
Austria – 2.2%
Flughafen Wien AG	3,650	$231,792
Schoeller-Bleckmann Oilfield Equipment AG	1,585	156,032
Semperit AG Holding	4,025	234,444

Total Austria		622,268
Belgium – 4.7%
Arseus N.V.	7,492	128,114
Cie D’entreprises CFE	2,301	190,990
Cie Maritime Belge S.A.	7,652	226,409
EVS Broadcast Equipment S.A.	3,776	240,598
Nyrstar	8,092	116,900
Omega Pharma S.A.	2,837	136,743
Recticel S.A.	5,223	58,184
Tessenderlo Chemie N.V.	7,456	267,589

Total Belgium		1,365,527
Denmark – 1.0%
Auriga Industries Class B	2,615	46,038
East Asiatic Co., Ltd. A/S	2,610	79,481
NKT Holding A/S	1,245	73,101
Rockwool International A/S Class B	714	88,127

Total Denmark		286,747
Finland – 6.6%
Ahlstrom Oyj	5,646	139,253
Alma Media Oyj	15,193	175,501
Amer Sports Oyj Class A(a)	8,275	106,392
Atria PLC Class A	2,778	34,179
Citycon Oyj(a)	33,176	152,069
F-Secure Oyj(a)	23,711	78,400
HKScan Oyj Class A(a)	5,906	55,567
Huhtamaki Oyj*(a)	16,152	229,213
Lassila & Tikanoja Oyj(a)	6,221	112,118
Oriola-KD Oyj Class B	12,636	60,968
Orion Oyj Class A	10,430	252,805
PKC Group Oyj	2,685	59,555
Poyry Oyj	988	15,072
Raisio PLC Class V	18,853	70,364
Ramirent Oyj*(a)	7,894	129,948
SRV Group PLC	2,872	27,511
Tekla Oyj	2,197	32,736
Uponor Oyj(a)	10,126	172,869

Total Finland		1,904,520
France – 4.9%
April Group	6,832	189,058
Canal Plus	32,591	258,676
Faiveley Transport	1,737	172,080
Ingenico	3,895	174,638
Plastic Omnium S.A.	1,785	145,982
Saft Groupe S.A.	2,511	106,830
Sechilienne-Sidec	7,414	208,372
Sequana	6,199	109,083
Stallergenes S.A.	738	61,686

Total France		1,426,405

Investments	Shares	Fair Value

Germany – 6.4%
Bauer AG	2,317	$117,055
BayWa AG	1,917	86,904
Bechtle AG	2,151	91,040
Carl Zeiss Meditec AG*	5,231	110,607
CTS Eventim AG	1,727	111,572
Delticom AG	1,631	147,784
Deutsche Beteiligungs AG(a)	3,734	107,806
Drillisch AG	8,850	91,430
Gerry Weber International AG	2,663	155,168
H&R WASAG AG	2,514	72,833
Indus Holding AG	3,615	107,962
Kontron AG(a)	5,376	66,831
Medion AG	3,529	50,080
MLP AG	13,879	128,633
Sixt AG	1,970	100,321
Solarworld AG(a)	4,773	77,894
Takkt AG	9,095	145,200
Wirecard AG	4,970	89,255

Total Germany		1,858,375
Ireland – 1.9%
FBD Holdings PLC	9,233	94,994
Fyffes PLC	35,650	21,248
Glanbia PLC	24,694	148,934
Grafton Group PLC	11,413	53,609
Greencore Group PLC	53,173	89,040
Total Produce PLC	9,241	5,639
United Drug PLC	36,606	119,480

Total Ireland		532,944
Italy – 8.8%
Ascopiave SpA	56,222	129,570
Astaldi SpA	11,143	92,190
Autostrada Torino-Milano SpA	7,144	108,579
Banca Generali SpA	21,057	320,933
Banca IFIS SpA	8,523	63,196
Banco di Desio e della Brianza SpA	14,765	80,376
Brembo SpA	10,656	131,561
Buzzi Unicem SpA RSP	2,705	22,686
Cairo Communication SpA	21,900	98,705
Cementir Holding SpA	5,873	17,569
Danieli & C Officine Meccaniche SpA RSP	8,020	133,387
De’Longhi SpA	10,782	104,275
Fiat SpA RSP	14,554	109,051
Fondiaria-Sai SpA RSP	13,863	68,541
Immobiliare Grande Distribuzione	58,713	129,312
IMMSI SpA	55,079	65,422
Italcementi SpA RSP	7,948	42,048
Italmobiliare SpA	1,894	76,118
Italmobiliare SpA RSP	3,065	76,987
Landi Renzo SpA	11,377	40,201
Maire Tecnimont SpA	24,628	101,494
MARR SpA	13,321	164,085
Piaggio & C. SpA(a)	42,931	146,825

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	49

Schedule of Investments (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

March 31, 2011

Investments	Shares	Fair Value

Piccolo Credito Valtellinese Scarl	21,617	$103,564
Zignago Vetro SpA	15,164	113,944

Total Italy		2,540,619
Netherlands – 5.0%
Accell Group	1,507	78,807
Arcadis N.V.	6,141	148,629
Beter Bed Holding N.V.	4,376	130,906
BinckBank N.V.	14,407	251,269
Brunel International N.V.	2,204	103,902
Exact Holding N.V.	6,628	210,361
Grontmij CVA	4,132	90,301
Koninklijke BAM Groep N.V.	13,075	100,919
Koninklijke Ten Cate N.V.	2,519	103,399
Mediq N.V.	5,000	100,047
TKH Group N.V.	3,764	108,512
Unit 4 Agresso N.V.	787	26,804

Total Netherlands		1,453,856
Norway – 5.1%
Atea ASA	11,301	127,173
Cermaq ASA*	8,209	145,059
Copeinca ASA	23,767	222,342
Leroy Seafood Group ASA	7,731	237,587
Opera Software ASA	9,838	52,287
Salmar ASA	6,348	75,739
Sparebank 1 SMN(a)	14,926	134,912
Sparebank 1 SR Bank	12,540	129,214
Tomra Systems ASA	12,579	102,783
Veidekke ASA	26,086	239,321

Total Norway		1,466,417
Portugal – 2.5%
BANIF, SGPS, S.A.	121,313	138,757
Martifer, SGPS S.A.	25,308	50,280
Mota Engil, SGPS, S.A.	37,455	96,737
Novabase, SGPS, S.A.	13,593	59,799
REN—Redes Energeticas Nacionais S.A.	62,880	223,440
Semapa-Sociedade de Investimento e Gestao	12,974	155,392

Total Portugal		724,405
Spain – 2.3%
Caja de Ahorros del Mediterraneo	14,556	128,070
Duro Felguera S.A.	31,157	251,582
FAES FARMA S.A.	25,651	103,380
Fluidra S.A.	14,886	60,628
Laboratorios Farmaceuticos Rovi S.A.	2,829	20,635
Pescanova S.A.	2,199	89,655

Total Spain		653,950
Sweden – 13.1%
AarhusKarlshamn AB	3,947	112,621
AF AB Class B	3,892	77,736
Axis Communications AB	9,944	210,438
Bilia AB Class A	2,555	63,992
Bjoern Borg AB	7,039	75,317
Clas Ohlson AB Class B	7,053	114,598

Investments	Shares	Fair Value

Duni AB	6,933	$77,755
Fabege AB(a)	31,353	339,205
Hoganas AB Class B	2,259	83,973
Husqvarna AB Class A	7,762	65,951
Indutrade AB	3,716	122,229
Intrum Justitia AB(a)	13,096	190,989
JM AB	5,901	157,151
KappAhl AB	6,186	34,713
Kungsleden AB	43,324	425,795
Loomis AB Class B	8,996	142,604
Mekonomen AB	4,447	169,184
NCC AB Class B	12,209	350,106
Nibe Industrier AB Class B	6,285	107,848
Niscayah Group AB	26,609	51,249
Nolato AB Class B	3,892	46,580
Nordnet AB Class B	21,588	67,073
ORC Software AB	4,349	68,940
Skandinaviska Enskilda Banken AB Class C	9,572	85,275
SkiStar AB	5,119	88,246
SSAB AB Class B*	4,455	61,687
Svenska Handelsbanken AB Class B	4,148	134,795
Wihlborgs Fastigheter AB	8,928	266,068

Total Sweden		3,792,118
Switzerland – 0.6%
Kudelski S.A.	1,665	30,485
Mobilezone Holding AG	11,005	132,322

Total Switzerland		162,807
United Kingdom – 34.1%
A.G.Barr PLC	3,032	59,780
Abcam PLC	8,251	49,862
Ashtead Group PLC	40,419	128,543
Atkins WS PLC	13,525	151,976
BBA Aviation PLC	50,090	163,153
Berendsen PLC	29,567	227,967
Bodycote PLC	26,680	141,558
Brewin Dolphin Holdings PLC	57,204	154,231
Carpetright PLC	4,730	51,595
Chaucer Holdings PLC	239,350	215,812
Chesnara PLC	35,237	138,949
Chime Communications PLC	6,751	28,893
Cineworld Group PLC	28,131	93,567
Collins Stewart PLC	66,792	91,005
Computacenter PLC	18,838	131,354
Costain Group PLC	12,924	49,927
Cranswick PLC	5,579	74,270
Dairy Crest Group PLC	21,398	123,240
Dechra Pharmaceuticals PLC	8,256	66,831
Devro PLC	12,997	58,855
Dignity PLC	4,416	49,267
Diploma PLC	14,095	72,299
Domino Printing Sciences PLC	10,906	110,223
Domino’s Pizza UK & IRL PLC	10,698	73,378
DS Smith PLC	36,950	117,866

See Notes to Financial Statements.

50	WisdomTree International Dividend and Sector Funds

Schedule of Investments (concluded)

WisdomTree Europe SmallCap Dividend Fund (DFE)

March 31, 2011

Investments	Shares	Fair Value

Dunelm Group PLC	14,327	$88,164
eaga PLC(a)	28,371	53,663
Elementis PLC	71,340	173,933
Euromoney Institutional Investor PLC	9,309	104,005
Evolution Group PLC	41,425	51,130
F&C Asset Management PLC	226,674	275,417
Fenner PLC	19,452	112,250
Fiberweb PLC	4,760	5,932
Fidessa Group PLC	3,132	87,858
Filtrona PLC	25,170	122,572
Forth Ports PLC	3,549	93,013
Galliford Try PLC	8,544	51,359
Game Group PLC	91,411	82,788
Genus PLC	4,010	60,679
Go-Ahead Group PLC	12,466	267,764
Greggs PLC	15,506	126,638
Hargreaves Services PLC	4,994	74,648
Headlam Group PLC	25,459	122,326
Helical Bar PLC	22,643	98,288
Hill & Smith Holdings PLC	11,973	66,501
HMV Group PLC(a)	205,028	50,119
Holidaybreak PLC	10,285	52,756
Hunting PLC	15,063	187,488
Huntsworth PLC	28,628	32,122
Interserve PLC	37,768	166,637
ITE Group PLC	34,024	132,693
James Fisher & Sons PLC	10,601	88,193
JD Wetherspoon PLC	19,859	135,131
JKX Oil & Gas PLC	19,518	98,552
John Menzies PLC	4,297	35,817
Kcom Group PLC	43,990	43,366
Keller Group PLC	9,083	90,269
Kesa Electricals PLC	90,931	175,930
Kier Group PLC	7,138	148,744
Laird PLC	79,658	176,209
LSL Property Services PLC	15,000	58,908
Marston’s PLC	119,694	182,270
Mcbride PLC	19,799	45,146
Mitie Group PLC	40,108	126,332
Moneysupermarket.com Group PLC	86,136	118,396
Morgan Crucible Co. PLC	31,566	150,126
Morgan Sindall Group PLC	12,060	122,176
Mothercare PLC	9,823	62,983
N. Brown Group PLC	41,258	167,783
Northern Foods PLC	163,223	190,342
Novae Group PLC	17,339	100,821
Phoenix IT Group Ltd.	6,921	22,188
Premier Farnell PLC	47,187	205,207
PV Crystalox Solar PLC	98,426	86,380
Restaurant Group PLC	40,868	196,528
Rightmove PLC	6,825	103,931
Robert Wiseman Dairies PLC	14,230	78,295
RPC Group PLC	17,554	79,068
RPS Group PLC	19,476	66,746
Savills PLC	22,853	131,180
Senior PLC	31,010	75,406

Investments	Shares	Fair Value

Severfield-Rowen PLC	20,128	$85,500
Smiths News PLC	40,996	55,364
Speedy Hire PLC	38,096	17,556
Spirent Communications PLC	24,624	54,273
Sthree PLC	17,374	113,989
Synergy Health PLC	6,176	81,179
Telecom Plus PLC	14,968	109,528
Tullett Prebon PLC	39,621	259,948
Umeco PLC	9,584	70,899
WH Smith PLC	22,831	158,758
Wincanton PLC	32,143	59,896
WSP Group PLC	9,968	57,961

Total United Kingdom		9,852,418
TOTAL COMMON STOCKS (Cost: $24,988,621)		28,643,376
EXCHANGE-TRADED FUND – 0.3%
United States – 0.3%
WisdomTree International MidCap Dividend Fund(b)
(Cost: $90,852)	1,808	97,451

	Principal Amount
FOREIGN GOVERNMENT OBLIGATION – 0.1%
Spain – 0.1%
Banco de Sabadell S.A., 7.75%, 11/11/13** (Cost: $45,058)	$41,745	41,764

	Shares
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $3,897)	3,897	3,897
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 6.7%
MONEY MARKET FUND – 6.7%
Dreyfus Institutional Preferred Money Market Fund, 0.19%(d)
(Cost: $1,932,000)(e)	1,932,000	1,932,000
TOTAL INVESTMENTS IN SECURITIES – 106.3% (Cost: $27,060,428)		30,718,488
Liabilities in Excess of Foreign Currency and Other Assets – (6.3)%		(1,829,892)

NET ASSETS – 100.0%		$28,888,596
RSP	– Risparmio Italian Savings Shares

*	Non-income producing security.

**	Interest rate shown reflects the discount rate at time of purchase.

(a)	Security, or portion thereof, was on loan at March 31, 2011 (See Note 2).

(b)	Affiliated companies (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2011.

(d)	Interest rate shown reflects yield as of March 31, 2011.

(e)	At March 31, 2011, the total market value of the Fund’s securities on loan was $1,855,787 and the total market value of the collateral held by the Fund was $1,932,000.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	51

Schedule of Investments

WisdomTree Japan Hedged Equity Fund (DXJ)

March 31, 2011

Investments	Shares	Fair Value

COMMON STOCKS – 96.9%
Advertising – 0.1%
Hakuhodo DY Holdings, Inc.	13,308	$704,900
Agriculture – 1.2%
Japan Tobacco, Inc.	1,609	5,833,790
Apparel – 0.3%
Asics Corp.	16,000	214,672
Japan Wool Textile Co., Ltd. (The)	28,000	237,162
Onward Holdings Co., Ltd.	40,182	299,620
Sanyo Shokai Ltd.	246,000	756,877

Total Apparel		1,508,331
Auto Manufacturers – 5.5%
Daihatsu Motor Co., Ltd.	42,000	614,189
Honda Motor Co., Ltd.(a)	211,212	7,963,773
Mazda Motor Corp.	267,000	589,539
Suzuki Motor Corp.	28,714	644,056
Toyota Auto Body Co., Ltd.	29,100	490,150
Toyota Motor Corp.	420,000	16,976,351

Total Auto Manufacturers		27,278,058
Auto Parts & Equipment – 2.3%
Aisin Seiki Co., Ltd.	29,608	1,031,707
Bridgestone Corp.	80,612	1,695,303
Denso Corp.	81,214	2,704,520
JTEKT Corp.	52,702	688,026
Koito Manufacturing Co., Ltd.	15,000	241,252
Stanley Electric Co., Ltd.	28,814	478,032
Sumitomo Electric Industries Ltd.	105,800	1,469,303
Sumitomo Rubber Industries, Inc.	78,224	802,249
Takata Corp.	7,500	215,372
Tokai Rika Co., Ltd.	27,202	465,401
Toyoda Gosei Co., Ltd.	26,602	556,241
Yokohama Rubber Co., Ltd. (The)	217,000	1,055,152

Total Auto Parts & Equipment		11,402,558
Banks – 10.6%
Bank of Yokohama Ltd. (The)	278,018	1,325,013
Chiba Bank Ltd. (The)	247,000	1,388,779
Daishi Bank Ltd. (The)	253,000	839,467
FIDEA Holdings Co., Ltd.	54,200	155,642
Fukuoka Financial Group, Inc.	253,504	1,058,306
Hokuetsu Bank Ltd. (The)	277,000	635,015
Hokuhoku Financial Group, Inc.	286,020	559,064
Hyakujushi Bank Ltd. (The)	244,000	921,477
Joyo Bank Ltd. (The)	262,018	1,033,782
Juroku Bank Ltd. (The)	245,000	807,010
Kiyo Holdings, Inc.	513,000	718,002
Mitsubishi UFJ Financial Group, Inc.	3,167,534	14,675,833
Mizuho Financial Group, Inc.(a)	6,920,775	11,523,491
Nishi-Nippon City Bank Ltd. (The)	255,000	735,340
Ogaki Kyoritsu Bank Ltd. (The)	250,000	820,463
Resona Holdings, Inc.	106,061	506,759
Senshu Ikeda Holdings, Inc.	249,516	340,194
Shinsei Bank Ltd.	275,000	325,169

Investments	Shares	Fair Value

Shizuoka Bank Ltd. (The)	30,008	$249,101
Sumitomo Mitsui Financial Group, Inc.	349,359	10,900,608
Sumitomo Mitsui Trust Holdings, Inc.	684,228	2,435,416
Suruga Bank Ltd.	14,000	124,662
Tokyo Tomin Bank Ltd. (The)	28,800	375,290

Total Banks		52,453,883
Beverages – 1.4%
Asahi Breweries Ltd.	55,614	928,018
Coca-Cola Central Japan Co., Ltd.	52,500	715,794
Coca-Cola West Co., Ltd.	51,210	979,342
Ito En Ltd.	50,800	888,142
Kirin Holdings Co., Ltd.	200,008	2,637,653
Mikuni Coca-Cola Bottling Co., Ltd.	78,500	700,893
Sapporo Holdings Ltd.	17,000	63,586

Total Beverages		6,913,428
Building Materials – 1.5%
Asahi Glass Co., Ltd.	227,018	2,865,116
Daikin Industries Ltd.	27,320	821,116
JS Group Corp.	78,316	2,041,054
Nippon Sheet Glass Co., Ltd.	252,000	729,730
Sanwa Holdings Corp.(a)	252,000	851,352
Takara Standard Co., Ltd.	19,000	153,366
TOTO Ltd.	17,008	137,287

Total Building Materials		7,599,021
Chemicals – 4.3%
Aica Kogyo Co., Ltd.	54,800	720,705
Air Water, Inc.	12,000	146,670
Asahi Kasei Corp.	270,018	1,827,704
DIC Corp.	274,022	638,106
Earth Chemical Co., Ltd.	25,400	852,898
Hitachi Chemical Co., Ltd.	51,414	1,048,999
JSR Corp.	52,214	1,051,462
Kaneka Corp.	191,014	1,334,425
Mitsubishi Chemical Holdings Corp.	268,118	1,691,913
Mitsubishi Gas Chemical Co., Inc.	172,012	1,239,034
Nippon Kayaku Co., Ltd.	18,000	163,755
Nissan Chemical Industries Ltd.	51,400	533,349
Nitto Denko Corp.	26,110	1,389,299
Shin-Etsu Chemical Co., Ltd.	80,310	4,006,779
Showa Denko K.K.	272,010	548,090
Sumitomo Chemical Co., Ltd.	266,010	1,331,976
Taiyo Holdings Co., Ltd.	25,700	793,822
Taiyo Nippon Sanso Corp.	17,022	142,329
Tosoh Corp.(a)	257,000	927,160
Toyo Ink SC Holdings Co., Ltd.	27,000	138,453
Ube Industries Ltd.	255,020	815,399

Total Chemicals		21,342,327
Commercial Services – 1.9%
Dai Nippon Printing Co., Ltd.	253,004	3,092,339
Nomura Co., Ltd.	21,000	61,571
Park24 Co., Ltd.(a)	79,022	768,481
Secom Co., Ltd.	51,916	2,421,035

See Notes to Financial Statements.

52	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

March 31, 2011

Investments	Shares	Fair Value

Sohgo Security Services Co., Ltd.	54,502	$595,129
Toppan Forms Co., Ltd.	55,600	485,024
Toppan Printing Co., Ltd.(a)	254,002	2,010,441

Total Commercial Services		9,434,020
Computers – 0.9%
Fujitsu Ltd.	257,000	1,457,408
Itochu Techno-Solutions Corp.	25,508	828,825
NEC Fielding Ltd.	30,100	349,012
NS Solutions Corp.(a)	25,800	496,513
Otsuka Corp.	1,704	109,995
TDK Corp.	20,606	1,221,990

Total Computers		4,463,743
Cosmetics/Personal Care – 1.3%
Fancl Corp.(a)	28,500	400,609
Kao Corp.	134,114	3,357,705
Lion Corp.(a)	196,000	1,000,338
Shiseido Co., Ltd.(a)	106,708	1,854,000

Total Cosmetics/Personal Care		6,612,652
Distribution/Wholesale – 5.2%
Ai Holdings Corp.	132,100	541,916
Fuji Electronics Co., Ltd.	17,400	267,466
Inaba Denki Sangyo Co., Ltd.	26,300	748,890
ITOCHU Corp.	294,216	3,091,966
Itochu Enex Co., Ltd.	26,900	154,493
Japan Pulp & Paper Co., Ltd.	236,000	891,265
Marubeni Corp.	271,000	1,958,603
Mitsubishi Corp.	268,200	7,471,933
Mitsui & Co., Ltd.	239,318	4,305,298
Ryoden Trading Co., Ltd.	19,000	125,398
Seika Corp.	216,000	591,602
Sinanen Co., Ltd.	147,000	677,534
Sumitomo Corp.(a)	268,808	3,856,331
Toyota Tsusho Corp.	53,610	887,463

Total Distribution/Wholesale		25,570,158
Diversified Financial Services – 1.0%
Century Tokyo Leasing Corp.	51,400	847,157
Daiwa Securities Group, Inc.	530,006	2,442,837
Ichiyoshi Securities Co., Ltd.	24,000	163,610
Mizuho Securities Co., Ltd.*	267,000	711,957
Tokai Tokyo Financial Holdings, Inc.	249,000	853,234

Total Diversified Financial Services		5,018,795
Electric – 4.7%
Chubu Electric Power Co., Inc.	187,916	4,194,554
Chugoku Electric Power Co., Inc. (The)(a)	104,212	1,933,857
Electric Power Development Co., Ltd.	51,400	1,588,885
Hokkaido Electric Power Co., Inc.(a)	55,308	1,076,397
Hokuriku Electric Power Co.	55,810	1,268,654
Kansai Electric Power Co., Inc. (The)	217,420	4,750,816
Kyushu Electric Power Co., Inc.	133,110	2,609,842
Shikoku Electric Power Co., Inc.(a)	52,408	1,430,976
Tohoku Electric Power Co., Inc.(a)	157,706	2,673,467

Investments	Shares	Fair Value

Tokyo Electric Power Co., Inc. (The)(a)	292,314	$1,643,561

Total Electric		23,171,009
Electrical Components & Equipment – 0.6%
Brother Industries Ltd.	53,604	790,349
Casio Computer Co., Ltd.(a)	81,300	645,456
Furukawa Electric Co., Ltd.	198,000	802,703
Mitsubishi Electric Corp.	35,000	414,696
Tatsuta Electric Wire and Cable Co., Ltd.(a)	124,040	535,790

Total Electrical Components & Equipment		3,188,994
Electronics – 2.3%
Eizo Nanao Corp.	25,800	613,871
Hirose Electric Co., Ltd.	1,520	164,324
Hoya Corp.	132,724	3,039,456
Ibiden Co., Ltd.	25,600	811,428
Kaga Electronics Co., Ltd.	52,700	622,506
Kyocera Corp.	26,804	2,726,324
Mitsumi Electric Co., Ltd.	27,300	364,637
NEC Corp.*	219,000	478,270
NGK Insulators Ltd.	8,012	143,748
Nippon Electric Glass Co., Ltd.	19,018	270,309
Optex Co., Ltd.	18,500	263,839
Ryosan Co., Ltd.	26,400	638,340
Shinko Shoji Co., Ltd.	52,702	463,559
Yamatake Corp.	27,210	669,088

Total Electronics		11,269,699
Engineering & Construction – 1.2%
COMSYS Holdings Corp.(a)	53,500	542,875
JGC Corp.	16,018	376,292
Kajima Corp.	286,014	804,069
Kandenko Co., Ltd.	18,000	102,075
Obayashi Corp.	250,012	1,116,125
Shimizu Corp.(a)	260,006	1,160,741
Shinko Plantech Co., Ltd.	28,300	328,824
Taisei Corp.	285,024	704,994
Takasago Thermal Engineering Co., Ltd.	77,300	687,381

Total Engineering & Construction		5,823,376
Entertainment – 0.6%
Avex Group Holdings, Inc.	51,400	628,856
Oriental Land Co., Ltd.(a)	3,100	247,237
Sankyo Co., Ltd.	29,100	1,497,484
Toho Co., Ltd.	51,802	745,654

Total Entertainment		3,119,231
Environmental Control – 0.2%
Kurita Water Industries Ltd.	25,620	760,130
Food – 1.6%
Ajinomoto Co., Inc.	187,002	1,956,210
Fujicco Co., Ltd.	12,000	148,552
MEIJI Holdings Co., Ltd.	25,400	1,025,133
Morinaga & Co., Ltd.	269,000	623,166
Nichirei Corp.	207,000	886,643
Nippon Suisan Kaisha Ltd.(a)	234,700	654,147

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	53

Schedule of Investments (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

March 31, 2011

Investments	Shares	Fair Value

Nisshin Seifun Group, Inc.	91,506	$1,058,811
Nissin Foods Holdings Co., Ltd.(a)	26,400	933,938
Toyo Suisan Kaisha Ltd.	5,000	108,953
Yokohama Reito Co., Ltd.	78,600	535,823

Total Food		7,931,376
Forest Products & Paper – 0.6%
Hokuetsu Kishu Paper Co., Ltd.	126,000	679,561
Nippon Paper Group, Inc.	51,706	1,105,490
OJI Paper Co., Ltd.(a)	262,022	1,248,778

Total Forest Products & Paper		3,033,829
Gas – 0.9%
Osaka Gas Co., Ltd.	516,014	2,067,045
Tokyo Gas Co., Ltd.(a)	522,020	2,393,431

Total Gas		4,460,476
Hand/Machine Tools – 0.4%
Hitachi Koki Co., Ltd.	54,514	525,539
Makita Corp.	27,224	1,271,198
SMC Corp.	1,320	218,036

Total Hand/Machine Tools		2,014,773
Healthcare-Products – 0.2%
Terumo Corp.	22,102	1,169,369
Home Builders – 0.5%
Daiwa House Industry Co., Ltd.	32,022	394,866
Mitsui Home Co., Ltd.	34,000	185,425
PanaHome Corp.	30,000	195,101
Sekisui Chemical Co., Ltd.	51,008	400,654
Sekisui House Ltd.	37,022	348,421
Token Corp.	15,858	701,250

Total Home Builders		2,225,717
Home Furnishings – 1.5%
Panasonic Corp.	182,962	2,335,591
Sharp Corp.(a)	240,002	2,389,016
Sony Corp.	81,108	2,607,043
Toa Corp./Hyogo	28,000	164,527

Total Home Furnishings		7,496,177

Household Products/Wares – 0.1%
Kokuyo Co., Ltd.	79,302	608,543
Insurance – 1.6%
MS&AD Insurance Group Holdings	104,630	2,391,038
T&D Holdings, Inc.	67,316	1,665,031
Tokio Marine Holdings, Inc.	133,824	3,591,030

Total Insurance		7,647,099
Internet – 0.6%
Dena Co., Ltd.	4,068	147,494
Trend Micro, Inc.	52,208	1,395,279
Yahoo! Japan Corp.(a)	4,549	1,633,425

Total Internet		3,176,198
Iron/Steel – 1.3%
Aichi Steel Corp.	20,000	121,380
Hitachi Metals Ltd.	21,018	265,768

Investments	Shares	Fair Value

JFE Holdings, Inc.	27,116	$796,336
Kobe Steel Ltd.	277,000	721,911
Kyoei Steel Ltd.	26,400	467,606
Nippon Steel Corp.	275,010	882,634
Sumitomo Metal Industries Ltd.	1,066,002	2,392,331
Yamato Kogyo Co., Ltd.	25,300	845,572

Total Iron/Steel		6,493,538
Leisure Time – 0.5%
Sega Sammy Holdings, Inc.	78,418	1,368,152
Yamaha Corp.	77,810	885,314

Total Leisure Time		2,253,466
Machinery-Construction & Mining – 0.6%
Komatsu Ltd.(a)	81,306	2,771,349
Machinery-Diversified – 1.5%
Amada Co., Ltd.	18,014	150,841
Chugai Ro Co., Ltd.	19,000	84,592
Daifuku Co., Ltd.	105,000	765,203
Fanuc Ltd.	5,200	789,913
IHI Corp.	266,000	651,520
Japan Steel Works Ltd. (The)	12,018	94,398
Kawasaki Heavy Industries Ltd.(a)	262,006	1,157,025
Kubota Corp.	247,014	2,336,619
Max Co., Ltd.	13,000	161,088
Mitsubishi Heavy Industries Ltd.	288,016	1,327,487

Total Machinery-Diversified		7,518,686
Media – 0.2%
Nippon Television Network Corp.	5,426	774,488
Metal Fabricate/Hardware – 0.6%
Hanwa Co., Ltd.	194,000	861,390
Maruichi Steel Tube Ltd.(a)	26,600	659,544
NSK Ltd.	26,000	224,928
NTN Corp.	220,012	1,059,179

Total Metal Fabricate/Hardware		2,805,041
Mining – 0.4%
DOWA Holdings Co., Ltd.(a)	221,000	1,381,250
Sumitomo Metal Mining Co., Ltd.	38,000	656,105
Total Mining		2,037,355
Miscellaneous Manufacturing – 0.9%
Amano Corp.	78,800	757,765
FUJIFILM Holdings Corp.	52,104	1,619,449
Konica Minolta Holdings, Inc.	119,000	1,000,760
Mitsuboshi Belting Co., Ltd.	19,000	104,307
Olympus Corp.(a)	27,400	765,005
Tamron Co., Ltd.	9,100	204,333

Total Miscellaneous Manufacturing		4,451,619
Office/Business Equipment – 3.3%
Canon, Inc.	323,110	14,112,671
Ricoh Co., Ltd.	201,008	2,367,083

Total Office/Business Equipment		16,479,754

See Notes to Financial Statements.

54	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

March 31, 2011

Investments	Shares	Fair Value

Oil & Gas – 1.4%
Cosmo Oil Co., Ltd.(a)	279,006	$871,894
Idemitsu Kosan Co., Ltd.	3,320	390,164
Showa Shell Sekiyu K.K.	211,322	2,213,170
TonenGeneral Sekiyu K.K.	266,004	3,296,164

Total Oil & Gas		6,771,392
Pharmaceuticals – 8.2%
Alfresa Holdings Corp.	3,400	131,069
Astellas Pharma, Inc.	184,308	6,849,284
Chugai Pharmaceutical Co., Ltd.	106,216	1,835,199
Daiichi Sankyo Co., Ltd.(a)	240,508	4,660,423
Dainippon Sumitomo Pharma Co., Ltd.	128,318	1,199,885
Eisai Co., Ltd.(a)	133,804	4,817,461
Hisamitsu Pharmaceutical Co., Inc.	25,604	1,036,455
Kaken Pharmaceutical Co., Ltd.	16,000	191,892
KYORIN Holdings, Inc.	10,000	170,849
Kyowa Hakko Kirin Co., Ltd.	28,022	263,720
Medipal Holdings Corp.	57,500	510,618
Miraca Holdings, Inc.	24,600	945,355
Mitsubishi Tanabe Pharma Corp.	58,608	954,643
Shionogi & Co., Ltd.	78,318	1,340,893
Suzuken Co., Ltd.	26,200	693,567
Takeda Pharmaceutical Co., Ltd.(a)	320,916	15,023,577

Total Pharmaceuticals		40,624,890
Real Estate – 2.2%
Arnest One Corp.(a)	27,200	272,394
Daito Trust Construction Co., Ltd.	50,324	3,479,205
Mitsubishi Estate Co., Ltd.	54,018	917,028
Mitsui Fudosan Co., Ltd.	176,018	2,915,935
Nomura Real Estate Holdings, Inc.	55,500	844,420
Sumitomo Realty & Development Co., Ltd.	22,012	441,940
Tokyo Tatemono Co., Ltd.	220,008	825,561
Tokyu Land Corp.	238,002	1,039,536

Total Real Estate		10,736,019
Retail – 4.4%
ABC-Mart, Inc.	4,900	178,843
Aeon Co., Ltd.(a)	134,900	1,569,059
Chiyoda Co., Ltd.(a)	53,600	680,994
Circle K Sunkus Co., Ltd.	52,100	798,347
DCM Japan Holdings Co., Ltd.	80,900	495,864
EDION Corp.(a)	53,100	452,965
FamilyMart Co., Ltd.	26,100	984,104
Fast Retailing Co., Ltd.	17,706	2,223,932
H2O Retailing Corp.	28,000	190,203
Isetan Mitsukoshi Holdings Ltd.	53,102	479,891
J Front Retailing Co., Ltd.	42,000	175,338
Kasumi Co., Ltd.	124,000	670,270
Kyoto Kimono Yuzen Co., Ltd.	51,776	577,857
Lawson, Inc.	47,900	2,317,556
Marui Group Co., Ltd.	81,818	530,119
Paris Miki Holdings, Inc.	54,200	556,518
Plenus Co., Ltd.	52,100	796,461
Ryohin Keikaku Co., Ltd.(a)	23,200	955,936

Investments	Shares	Fair Value

Seven & I Holdings Co., Ltd.	213,108	$5,456,264
Shimamura Co., Ltd.	2,200	194,570
Takashimaya Co., Ltd.	22,000	140,951
United Arrows Ltd.	11,200	147,297
UNY Co., Ltd.	55,116	513,387
USS Co., Ltd.	10,622	829,203

Total Retail		21,915,929
Shipbuilding – 0.1%
Mitsui Engineering & Shipbuilding Co., Ltd.(a)	268,020	643,533
Software – 1.2%
IT Holdings Corp.	28,100	294,969
Konami Corp.(a)	53,514	994,348
NEC Mobiling Ltd.	20,800	638,205
Nomura Research Institute Ltd.	54,620	1,209,970
Oracle Corp.	52,224	2,183,351
Square Enix Holdings Co., Ltd.	26,502	461,738

Total Software		5,782,581
Storage/Warehousing – 0.2%
Sumitomo Warehouse Co., Ltd. (The)	206,000	999,180
Telecommunications – 11.2%
Denki Kogyo Co., Ltd.	22,000	119,981
Hikari Tsushin, Inc.(a)	27,500	539,515
KDDI Corp.	1,064	6,611,487
Nippon Telegraph & Telephone Corp.	456,102	20,554,307
NTT DoCoMo, Inc.(a)	14,994	26,449,358
Softbank Corp.	25,200	1,009,459

Total Telecommunications		55,284,107
Textiles – 0.6%
Kuraray Co., Ltd.	77,606	1,003,784
Toray Industries, Inc.	219,000	1,598,637
Toyobo Co., Ltd.	271,000	392,374

Total Textiles		2,994,795
Toys/Games/Hobbies – 0.2%
Namco Bandai Holdings, Inc.	81,406	890,869
Sanrio Co., Ltd.	9,700	288,144

Total Toys/Games/Hobbies		1,179,013
Transportation – 2.8%
East Japan Railway Co.	76,012	4,241,741
Hankyu Hanshin Holdings, Inc.	253,012	1,172,256
Keio Corp.	20,000	119,933
Kintetsu Corp.(a)	276,018	889,199
Nippon Express Co., Ltd.	273,008	1,050,791
Nippon Yusen K.K.	252,014	988,231
Nishi-Nippon Railroad Co., Ltd.	253,000	1,092,833
Odakyu Electric Railway Co., Ltd.	15,008	126,938
Sankyu, Inc.	212,000	1,018,050
Tobu Railway Co., Ltd.	238,000	976,351
Tokyu Corp.	264,000	1,098,938
Yamato Holdings Co., Ltd.	82,322	1,281,315

Total Transportation		14,056,576
TOTAL COMMON STOCKS (Cost: $494,783,195)		479,804,971

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	55

Schedule of Investments (concluded)

WisdomTree Japan Hedged Equity Fund (DXJ)

March 31, 2011

Investments	Shares	Fair Value
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
Invesco Treasury Fund Private Class, 0.02%(b) (Cost: $58,523)	58,523	$58,523
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 12.5%
MONEY MARKET FUND – 12.5%
Dreyfus Institutional Preferred Money Market Fund, 0.19%(c)
(Cost: $61,960,000)(d)	61,960,000	61,960,000
TOTAL INVESTMENTS IN SECURITIES – 109.4% (Cost: $556,801,718)		541,823,494
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (9.4)%		(46,842,233)

NET ASSETS – 100.0%		$494,981,261
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2011 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2011.

(c)	Interest rate shown reflects yield as of March 31, 2011.

(d)	At March 31, 2011, the total market value of the Fund’s securities on loan was $59,182,813 and the total market value of the collateral held by the Fund was $61,960,000.

See Notes to Financial Statements.

56	WisdomTree International Dividend and Sector Funds

Schedule of Investments

WisdomTree World ex-U.S. Growth Fund (DNL)

March 31, 2011

Investments	Shares	Fair Value

COMMON STOCKS – 96.6%
Argentina – 0.2%
Telecom Argentina S.A. ADR	3,765	$93,372
Australia – 2.8%
Cochlear Ltd.	1,957	167,958
Leighton Holdings Ltd.	10,991	335,193
MacArthur Coal Ltd.	5,722	68,642
Origin Energy Ltd.	27,366	459,035
Ramsay Health Care Ltd.	8,582	169,425
Wesfarmers Ltd. PPS	6,174	205,528

Total Australia		1,405,781
Belgium – 1.3%
Anheuser-Busch InBev N.V.	11,595	661,387
Brazil – 7.9%
Banco do Brasil S.A.	100,900	1,826,651
CCR S.A.	11,700	342,855
Cia de Bebidas das Americas	41,145	968,713
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	8,200	77,879
Lojas Renner S.A.	2,900	94,732
M Dias Branco S.A.	2,400	56,195
Natura Cosmeticos S.A.	11,400	322,290
Porto Seguro S.A.	2,400	40,587
Sul America S.A.	13,500	169,295

Total Brazil		3,899,197
Canada – 2.2%
Canadian Imperial Bank of Commerce	10,000	859,419
Pembina Pipeline Corp.	10,389	245,000

Total Canada		1,104,419
China – 1.5%
China Life Insurance Co., Ltd. Class H	105,100	394,554
China Shenhua Energy Co., Ltd. Class H	42,500	200,255
Dongfeng Motor Group Co., Ltd. Class H	75,100	127,835

Total China		722,644
Denmark – 2.1%
FLSmidth & Co. A/S	1,206	102,878
Novo Nordisk A/S Class B(a)	7,227	909,204

Total Denmark		1,012,082
Finland – 1.6%
Kone Oyj Class B	6,609	380,780
Metso Oyj(a)	3,012	162,168
Wartsila Oyj(a)	6,394	249,981

Total Finland		792,929
France – 2.4%
Bureau Veritas S.A.	2,149	169,011
Cie Generale d’Optique Essilor International S.A.	3,388	251,934
Eutelsat Communications S.A.	7,444	297,740
Pernod-Ricard S.A.	2,334	218,273
Societe BIC S.A.	1,479	131,640
Zodiac Aerospace	1,617	117,740

Total France		1,186,338

Investments	Shares	Fair Value

Germany – 7.3%
Fresenius Medical Care AG & Co. KGaA	3,990	$268,332
Henkel AG & Co. KGaA	3,388	177,243
Muenchener Rueckversicherungs AG	7,453	1,173,997
Siemens AG	13,463	1,847,678
Symrise AG	4,217	123,816

Total Germany		3,591,066
Hong Kong – 3.4%
Beijing Enterprises Holdings Ltd.	14,600	83,341
China Overseas Land & Investment Ltd.	81,100	164,948
China Resources Power Holdings Co., Ltd.	76,800	147,909
Fushan International Energy Group Ltd.	180,800	130,169
Sino Land Co., Ltd.	104,000	184,783
Sun Hung Kai Properties Ltd.	39,000	617,727
Wharf Holdings Ltd.	51,000	351,771

Total Hong Kong		1,680,648
Indonesia – 4.0%
Astra International Tbk PT	48,600	318,140
Bank Central Asia Tbk PT	291,900	232,984
Bank Danamon Indonesia TbK PT	114,800	86,356
Bank Mandiri Tbk PT	248,600	194,141
Bank Rakyat Indonesia Persero Tbk PT	363,000	239,707
Indo Tambangraya Megah PT	41,200	218,598
Perusahaan Gas Negara PT	254,400	113,943
Semen Gresik Persero TbK PT	125,000	130,635
Tambang Batubara Bukit Asam TbK PT	56,900	137,226
Unilever Indonesia Tbk PT	114,300	200,837
United Tractors TbK PT	47,900	119,372

Total Indonesia		1,991,939
Italy – 1.0%
Mediolanum SpA	28,155	151,588
Saipem SpA	6,625	352,652

Total Italy		504,240
Japan – 1.4%
Fast Retailing Co., Ltd.	1,000	125,603
Mitsubishi Tanabe Pharma Corp.	11,000	179,175
Mitsui & Co., Ltd.	18,000	323,817
Yahoo! Japan Corp.	228	81,869

Total Japan		710,464
Malaysia – 0.5%
CIMB Group Holdings Bhd	97,900	265,053
Mexico – 4.5%
America Movil S.A.B de CV Series L	182,600	530,444
Coca-Cola Femsa S.A.B de CV Series L	22,700	174,798
Embotelladoras Arca S.A.B de C.V.	10,500	60,836
Fomento Economico Mexicano S.A.B de CV	29,400	172,515
Grupo Mexico S.A.B de CV Series B	78,100	292,533
Grupo Modelo S.A.B de CV Series C	66,800	401,117
Telmex Internacional S.A.B de CV Class L*	179,600	174,362
Wal-Mart de Mexico S.A.B de CV Series V	141,300	423,642

Total Mexico		2,230,247

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	57

Schedule of Investments (continued)

WisdomTree World ex-U.S. Growth Fund (DNL)

March 31, 2011

Investments	Shares	Fair Value

Netherlands – 0.8%
Koninklijke Boskalis Westminster N.V.	2,410	$127,619
Reed Elsevier N.V.	21,982	283,247

Total Netherlands		410,866
Norway – 0.4%
Aker Solutions ASA	7,830	179,906
Poland – 0.6%
Powszechna Kasa Oszczednosci Bank Polski S.A.	19,960	307,174
Portugal – 1.4%
Jeronimo Martins, SGPS, S.A.	14,003	225,543
Portugal Telecom, SGPS, S.A.	41,252	476,756

Total Portugal		702,299
Russia – 0.1%
Novorossiysk Commercial Sea Port PJSC, Reg S GDR	5,873	59,259
Singapore – 2.5%
Great Eastern Holdings Ltd.	7,000	84,522
Jardine Cycle & Carriage Ltd.	7,000	203,253
Keppel Corp., Ltd.	51,000	497,660
SembCorp Marine Ltd.	61,000	282,618
Yangzijiang Shipbuilding Holdings Ltd.	100,000	143,594

Total Singapore		1,211,647
South Africa – 3.4%
FirstRand Ltd.	121,497	361,285
Kumba Iron Ore Ltd.	9,934	702,491
Massmart Holdings Ltd.	8,011	166,182
Pick’n Pay Stores Ltd.	6,534	44,485
Shoprite Holdings Ltd.	16,618	255,117
Truworths International Ltd.	15,206	158,596

Total South Africa		1,688,156
South Korea – 5.6%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	4,820	149,616
Hyundai Heavy Industries Co., Ltd.	904	426,885
Hyundai Mobis	603	180,029
Hyundai Motor Co.	1,506	278,698
LG Chem Ltd.	686	287,670
LG Display Co., Ltd.	4,460	139,864
LG Electronics, Inc.	2,108	201,778
Samsung Electronics Co., Ltd.	1,055	896,358
Samsung Engineering Co., Ltd.	754	143,658
Woori Finance Holdings Co., Ltd.	4,820	63,933

Total South Korea		2,768,489
Spain – 4.3%
Criteria Caixacorp S.A.	161,993	1,144,134
Inditex S.A.	10,776	865,846
Tecnicas Reunidas S.A.	1,957	117,808

Total Spain		2,127,788
Sweden – 0.9%
Assa Abloy AB Class B	7,277	209,368
Tele2 AB Class B	9,336	215,774

Total Sweden		425,142

Investments	Shares	Fair Value

Switzerland – 4.4%
BKW FMB Energie AG	752	$53,388
Schindler Holding AG Participating Shares	2,409	290,707
Zurich Financial Services AG	6,474	1,819,386

Total Switzerland		2,163,481
Taiwan – 1.4%
Compal Electronics, Inc.	188,460	187,137
Formosa Chemicals & Fibre Corp.	56,000	212,334
Mediatek, Inc.	25,025	287,639

Total Taiwan		687,110
Thailand – 1.8%
Banpu PCL	3,850	96,998
Charoen Pokphand Foods PCL	292,000	248,603
CP ALL PCL	134,100	177,352
Kasikornbank PCL	32,200	135,209
Siam Cement PCL NVDR	19,100	221,660

Total Thailand		879,822
Turkey – 3.3%
Akbank TAS	44,034	213,917
Anadolu EFES Biracilik VE Malt Sanayii A.S.	9,579	135,571
Bim Birlesik Magazalar A.S.	3,772	127,049
Bsh Ev Aletleri Sanayi VE Ticaret A.S.	754	65,688
KOC Holding A.S.	44,113	205,157
Migros Ticaret A.S.(a)	6,070	136,431
Turkiye Garanti Bankasi A.S.	60,974	285,152
Turkiye Halk Bankasi A.S.	17,766	137,516
Turkiye Is Bankasi Class C	105,539	337,703

Total Turkey		1,644,184
United Kingdom – 21.6%
Admiral Group PLC	6,770	168,640
Amlin PLC	21,622	132,293
Associated British Foods PLC	15,960	253,784
AstraZeneca PLC	48,705	2,235,191
Compass Group PLC	35,563	319,517
Fresnillo PLC	9,185	227,177
GlaxoSmithKline PLC	191,201	3,645,645
Hargreaves Lansdown PLC	18,878	184,589
IMI PLC	8,024	132,479
Inmarsat PLC	11,602	112,329
Investec PLC	12,369	94,713
Pearson PLC	24,247	427,923
Reckitt Benckiser Group PLC	16,753	859,872
Reed Elsevier PLC	38,241	331,011
SABMiller PLC	22,626	800,623
Sage Group PLC (The)	55,464	247,248
Smith & Nephew PLC	12,811	144,364
Smiths Group PLC	10,385	215,907
Vedanta Resources PLC(a)	3,313	126,338

Total United Kingdom		10,659,643
TOTAL COMMON STOCKS (Cost: $40,545,718)		47,766,772

See Notes to Financial Statements.

58	WisdomTree International Dividend and Sector Funds

Schedule of Investments (concluded)

WisdomTree World ex-U.S. Growth Fund (DNL)

March 31, 2011

Investments	Shares	Fair Value

EXCHANGE-TRADED FUNDS – 2.6%
United States – 2.6%
WisdomTree DEFA Fund(a)(b)	1,551	$77,100
WisdomTree Emerging Markets Equity Income Fund(a)(b)	849	51,882
WisdomTree India Earnings Fund(b)	47,386	1,174,699
TOTAL EXCHANGE-TRADED FUNDS (Cost: $1,223,357)		1,303,681
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $4,260)	4,260	4,260
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.6%
MONEY MARKET FUND – 1.6%
Dreyfus Institutional Preferred Money Market Fund, 0.19%(d)
(Cost: $779,000)(e)	779,000	779,000
TOTAL INVESTMENTS IN SECURITIES – 100.8% (Cost: $42,552,335)		49,853,713
Liabilities in Excess of Foreign Currency and Other Assets – (0.8)%		(407,568)

NET ASSETS – 100.0%		$49,446,145
ADR	– American Depositary Receipt

GDR	– Global Depositary Receipt

NVDR	– Non-Voting Depositary Receipt

PCL	– Public Company Limited

PPS	– Price Protected Shares

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2011 (See Note 2).

(b)	Affiliated companies (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2011.

(d)	Interest rate shown reflects yield as of March 31, 2011.

(e)	At March 31, 2011, the total market value of the Fund’s securities on loan was $742,443 and the total market value of the collateral held by the Fund was $779,000.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	59

Schedule of Investments

WisdomTree Japan SmallCap Dividend Fund (DFJ)

March 31, 2011

Investments	Shares	Fair Value

COMMON STOCKS – 98.5%
Advertising – 0.5%
Asatsu-DK, Inc.	21,100	$567,215
Moshi Moshi Hotline, Inc.	33,850	634,279

Total Advertising		1,201,494
Agriculture – 0.4%
Hokuto Corp.	41,000	927,051
Apparel – 1.9%
Atsugi Co., Ltd.	348,827	437,717
Gunze Ltd.	218,000	794,353
Japan Wool Textile Co., Ltd. (The)	112,339	951,520
Onward Holdings Co., Ltd.	205,000	1,528,596
Sanyo Shokai Ltd.	243,000	747,647

Total Apparel		4,459,833
Auto Manufacturers – 1.3%
Kanto Auto Works Ltd.	50,600	354,713
Nissan Shatai Co., Ltd.	101,000	754,332
Shinmaywa Industries Ltd.	192,000	813,127
Toyota Auto Body Co., Ltd.	62,800	1,057,780

Total Auto Manufacturers		2,979,952
Auto Parts & Equipment – 3.3%
Aisan Industry Co., Ltd.	52,300	538,902
Exedy Corp.	30,000	904,199
FCC Co., Ltd.	30,800	743,243
Keihin Corp.	32,400	617,273
Musashi Seimitsu Industry Co., Ltd.	19,200	458,224
Nifco, Inc.	32,500	781,129
Nissin Kogyo Co., Ltd.	30,000	518,340
Riken Corp.	102,000	425,820
Sanden Corp.	44,963	189,335
Sanoh Industrial Co., Ltd.	18,797	156,717
Taiho Kogyo Co., Ltd.	24,100	214,888
Toyo Tire & Rubber Co., Ltd.	45,682	112,441
TS Tech Co., Ltd.	31,500	554,519
Unipres Corp.	21,087	422,860
Yokohama Rubber Co., Ltd. (The)	241,084	1,172,259

Total Auto Parts & Equipment		7,810,149
Banks – 9.0%
Akita Bank Ltd. (The)	182,000	592,905
Aomori Bank Ltd. (The)	229,000	704,573
Awa Bank Ltd. (The)	113,000	688,526
Bank of Nagoya Ltd. (The)	164,000	530,309
Bank of Saga Ltd. (The)	211,000	595,729
Daisan Bank Ltd. (The)	76,602	198,714
Daishi Bank Ltd. (The)	336,000	1,114,865
Ehime Bank Ltd. (The)	105,144	298,128
Eighteenth Bank Ltd. (The)	74,688	208,168
FIDEA Holdings Co., Ltd.	139,704	401,177
Fukui Bank Ltd. (The)	201,000	628,125
Higo Bank Ltd. (The)	115,000	643,822
Hokkoku Bank Ltd. (The)	238,000	806,926
Hokuetsu Bank Ltd. (The)	461,000	1,056,829

Investments	Shares	Fair Value

Hyakugo Bank Ltd. (The)	136,000	$613,707
Hyakujushi Bank Ltd. (The)	191,000	721,320
Juroku Bank Ltd. (The)	287,000	945,355
Kagoshima Bank Ltd. (The)	100,000	679,295
Keiyo Bank Ltd. (The)	192,000	963,707
Kiyo Holdings, Inc.	738,000	1,032,915
Mie Bank Ltd. (The)	192,000	518,919
Miyazaki Bank Ltd. (The)	173,000	415,384
Musashino Bank Ltd. (The)	24,500	796,959
Ogaki Kyoritsu Bank Ltd. (The)	315,000	1,033,784
Oita Bank Ltd. (The)	127,000	432,119
San-In Godo Bank Ltd. (The)	28,000	209,459
Sapporo Hokuyo Holdings, Inc.	40,148	193,764
Shiga Bank Ltd. (The)	113,000	595,813
Shikoku Bank Ltd. (The)	135,000	415,359
Tochigi Bank Ltd. (The)	106,000	470,656
Toho Bank Ltd. (The)	207,000	561,957
Tokyo Tomin Bank Ltd. (The)	68,200	888,707
Yamagata Bank Ltd. (The)	114,000	570,825
Yamanashi Chuo Bank Ltd. (The)	128,000	623,938

Total Banks		21,152,738
Beverages – 1.6%
Coca-Cola Central Japan Co., Ltd.	64,000	872,587
Ito En Ltd.	84,700	1,480,819
Mikuni Coca-Cola Bottling Co., Ltd.	86,100	768,750
Oenon Holdings, Inc.	76,270	175,767
Takara Holdings, Inc.(a)	120,000	595,077

Total Beverages		3,893,000
Building Materials – 2.4%
Central Glass Co., Ltd.	127,000	513,333
Cleanup Corp.	20,637	139,688
Daiken Corp.	167,000	620,608
Fujitec Co., Ltd.	88,000	468,243
Nichias Corp.	112,000	702,703
Sanwa Holdings Corp.(a)	346,000	1,168,919
Sumitomo Osaka Cement Co., Ltd.	320,000	930,502
Takara Standard Co., Ltd.	136,000	1,097,780

Total Building Materials		5,641,776
Chemicals – 7.7%
ADEKA Corp.	83,200	814,131
Aica Kogyo Co., Ltd.	87,000	1,144,184
Chugoku Marine Paints Ltd.	27,000	227,063
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	17,618	85,029
DIC Corp.	736,000	1,713,900
Earth Chemical Co., Ltd.	24,500	822,677
Fujimi, Inc.	33,000	458,687
Hodogaya Chemical Co., Ltd.	106,228	372,977
Lintec Corp.	33,300	950,223
Nihon Parkerizing Co., Ltd.	28,000	387,500
Nippon Kayaku Co., Ltd.	136,000	1,237,259
Nippon Soda Co., Ltd.	130,000	538,007

See Notes to Financial Statements.

60	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

March 31, 2011

Investments	Shares	Fair Value

Nippon Synthetic Chemical Industry Co., Ltd. (The)	27,000	$167,121
NOF Corp.	136,000	623,552
Sanyo Chemical Industries Ltd.	111,000	952,232
Sumitomo Bakelite Co., Ltd.	194,000	1,196,115
Sumitomo Seika Chemicals Co., Ltd.	116,000	603,234
T. Hasegawa Co., Ltd.	31,100	506,201
Taiyo Holdings Co., Ltd.	40,900	1,263,321
Toagosei Co., Ltd.	129,000	667,724
Tokai Carbon Co., Ltd.	122,000	609,411
Tokyo Ohka Kogyo Co., Ltd.	32,300	667,980
Toyo Ink SC Holdings Co., Ltd.	245,000	1,256,335
Zeon Corp.	97,000	897,671

Total Chemicals		18,162,534
Commercial Services – 2.3%
Daiseki Co., Ltd.	13,600	266,487
Kanamoto Co., Ltd.	22,228	169,768
Kyoritsu Maintenance Co., Ltd.	10,525	150,484
Nichii Gakkan Co.	43,400	342,466
Nissin Corp.	79,556	215,016
Nohmi Bosai Ltd.	28,488	183,893
Nomura Co., Ltd.	19,533	57,270
Park24 Co., Ltd.	171,700	1,669,766
Sohgo Security Services Co., Ltd.	89,100	972,919
TKC Corp.(a)	24,000	490,251
Toppan Forms Co., Ltd.	117,900	1,028,495

Total Commercial Services		5,546,815
Computers – 1.2%
CAC Corp.	22,491	187,244
DTS Corp.	41,700	415,088
Ines Corp.	48,500	341,162
Information Services International-Dentsu Ltd.	20,185	141,743
Melco Holdings, Inc.	2,562	83,092
NEC Fielding Ltd.	71,700	831,367
NS Solutions Corp.	42,400	815,975

Total Computers		2,815,671
Cosmetics/Personal Care – 1.7%
Fancl Corp.(a)	64,400	905,237
Kose Corp.	39,700	990,105
Lion Corp.	224,000	1,143,243
Mandom Corp.	22,400	548,378
Pigeon Corp.	12,400	389,595

Total Cosmetics/Personal Care		3,976,558
Distribution/Wholesale – 3.7%
Ai Holdings Corp.	162,100	664,986
Daiwabo Holdings Co., Ltd.(a)	74,392	154,385
Doshisha Co., Ltd.	3,800	75,789
Elematec Corp.	12,123	163,385
Fuji Electronics Co., Ltd.	19,284	296,426
Hakuto Co., Ltd.	19,683	207,327
Inaba Denki Sangyo Co., Ltd.	30,000	854,247
Inabata & Co., Ltd.	86,300	531,045

Investments	Shares	Fair Value

Itochu Enex Co., Ltd.	154,400	$886,757
Iwatani Corp.	229,000	768,123
Japan Pulp & Paper Co., Ltd.	36,000	135,956
Matsuda Sangyo Co., Ltd.	24,500	373,944
Nagase & Co., Ltd.	86,000	1,027,268
Ryoden Trading Co., Ltd.	96,411	636,303
San-Ai Oil Co., Ltd.	99,000	530,357
Sinanen Co., Ltd.	188,000	866,506
Yamazen Corp.	106,200	621,465

Total Distribution/Wholesale		8,794,269
Diversified Financial Services – 1.8%
Century Tokyo Leasing Corp.	106,455	1,754,555
Ichiyoshi Securities Co., Ltd.	85,800	584,906
Iwai Cosmo Holdings, Inc.	21,245	119,964
Okasan Securities Group, Inc.	136,000	518,533
Tokai Tokyo Financial Holdings, Inc.	396,000	1,356,950

Total Diversified Financial Services		4,334,908
Electric – 0.2%
Okinawa Electric Power Co., Inc. (The)	10,800	495,174
Electrical Components & Equipment – 1.0%
Hitachi Cable Ltd.	300,000	774,614
Nippon Signal Co., Ltd. (The)	62,600	478,866
Tatsuta Electric Wire and Cable Co., Ltd.	73,520	317,570
Toshiba TEC Corp.	186,386	832,080

Total Electrical Components & Equipment		2,403,130
Electronics – 3.9%
Eizo Nanao Corp.	24,420	581,036
Idec Corp.	56,800	577,732
Japan Aviation Electronics Industry Ltd.	28,000	195,270
Kaga Electronics Co., Ltd.	50,870	600,890
Kuroda Electric Co., Ltd.	33,300	415,848
Mitsumi Electric Co., Ltd.	51,591	689,083
Nichicon Corp.	30,923	438,772
Nidec Copal Corp.	34,800	421,144
Nissha Printing Co., Ltd.(a)	22,700	491,632
Optex Co., Ltd.	18,240	260,131
Ryosan Co., Ltd.	42,100	1,017,959
Sanshin Electronics Co., Ltd.	55,700	471,783
Sanyo Denki Co., Ltd.	11,382	90,364
Sato Corp.	50,700	672,289
Shinko Shoji Co., Ltd.	32,338	284,440
SMK Corp.	76,150	354,656
Star Micronics Co., Ltd.	43,188	480,446
Toyo Corp.	58,700	544,647
Ulvac, Inc.	27,900	661,144

Total Electronics		9,249,266
Engineering & Construction – 6.7%
Airport Facilities Co., Ltd.	107,385	466,441
COMSYS Holdings Corp.(a)	117,300	1,190,267
Japan Airport Terminal Co., Ltd.	40,900	517,665
Kandenko Co., Ltd.	196,000	1,111,487

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	61

Schedule of Investments (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

March 31, 2011

Investments	Shares	Fair Value

Kyowa Exeo Corp.	110,200	$1,107,584
Maeda Corp.	210,000	694,257
Maeda Road Construction Co., Ltd.	102,000	1,049,783
NEC Networks & System Integration Corp.	42,300	539,468
Nippo Corp.	89,000	717,326
Nippon Koei Co., Ltd.	26,583	96,543
Nippon Road Co., Ltd. (The)	189,000	624,831
Nishimatsu Construction Co., Ltd.	410,000	652,992
Okumura Corp.	229,000	964,298
Sanki Engineering Co., Ltd.	91,000	575,338
Shinko Plantech Co., Ltd.	61,400	713,419
Taihei Kogyo Co., Ltd.	125,000	615,347
Taikisha Ltd.	41,400	788,738
Takasago Thermal Engineering Co., Ltd.	108,700	966,601
Toda Corp.	301,000	1,194,848
Toshiba Plant Systems & Services Corp.	27,000	306,552
Toyo Engineering Corp.	198,000	764,479
Yurtec Corp.	10,000	60,690

Total Engineering & Construction		15,718,954
Entertainment – 1.1%
Avex Group Holdings, Inc.	65,200	797,693
Mars Engineering Corp.(a)	34,800	592,877
Toei Co., Ltd.	119,000	567,145
Tokyotokeiba Co., Ltd.	409,000	532,963

Total Entertainment		2,490,678
Environmental Control – 0.5%
Asahi Holdings, Inc.	19,200	391,969
Hitachi Zosen Corp.(a)	480,000	677,606

Total Environmental Control		1,069,575
Food – 5.1%
Ariake Japan Co., Ltd.(a)	43,400	718,446
Ezaki Glico Co., Ltd.	88,000	1,025,676
Fuji Oil Co., Ltd.	42,900	564,201
House Foods Corp.(a)	40,900	671,139
J-Oil Mills, Inc.	206,000	579,126
Kato Sangyo Co., Ltd.	34,100	590,414
Marudai Food Co., Ltd.	136,000	429,923
Maruha Nichiro Holdings, Inc.	410,000	603,523
Mitsui Sugar Co., Ltd.	135,000	568,473
Morinaga & Co., Ltd.	410,000	949,807
Morinaga Milk Industry Co., Ltd.	194,000	695,198
Nichirei Corp.	240,000	1,027,992
Nippon Beet Sugar Manufacturing Co., Ltd.	225,000	504,947
Nippon Flour Mills Co., Ltd.	188,000	864,237
Nippon Suisan Kaisha Ltd.(a)	338,600	943,733
Nisshin Oillio Group Ltd. (The)	133,000	630,659
Starzen Co., Ltd.	28,231	82,431
Yokohama Reito Co., Ltd.	99,900	681,027

Total Food		12,130,952
Forest Products & Paper – 1.0%
Chuetsu Pulp & Paper Co., Ltd.	215,000	389,117
Daio Paper Corp.	80,000	615,830

Investments	Shares	Fair Value

Hokuetsu Kishu Paper Co., Ltd.	174,500	$941,138
Mitsubishi Paper Mills Ltd.*	291,378	309,378

Total Forest Products & Paper		2,255,463
Gas – 0.6%
Saibu Gas Co., Ltd.	430,000	1,073,962
Shizuoka Gas Co., Ltd.	55,500	346,875

Total Gas		1,420,837
Hand/Machine Tools – 0.6%
Hitachi Koki Co., Ltd.	118,600	1,143,357
Union Tool Co.	13,100	311,694

Total Hand/Machine Tools		1,455,051
Healthcare-Products – 1.2%
Hogy Medical Co., Ltd.	11,700	502,558
Nihon Kohden Corp.	30,500	666,451
Nipro Corp.(a)	55,800	1,108,190
Paramount Bed Co., Ltd.	24,500	673,100

Total Healthcare-Products		2,950,299
Healthcare-Services – 0.1%
BML, Inc.	7,794	220,241
Home Builders – 1.3%
Mitsui Home Co., Ltd.	129,000	703,523
PanaHome Corp.	193,000	1,255,152
Takamatsu Construction Group Co., Ltd.	8,300	134,595
Token Corp.	24,070	1,064,389

Total Home Builders		3,157,659
Home Furnishings – 1.0%
Canon Electronics, Inc.	32,100	881,898
Foster Electric Co., Ltd.	13,600	312,761
Hoshizaki Electric Co., Ltd.	13,240	242,180
Nidec Sankyo Corp.	88,000	625,386
Toa Corp./Hyogo	35,673	209,613

Total Home Furnishings		2,271,838
Household Products/Wares – 0.4%
Kokuyo Co., Ltd.	109,000	836,438
Housewares – 0.2%
Noritake Co., Ltd.	128,000	546,718
Internet – 0.2%
CyberAgent, Inc.	81	286,354
GMO Internet, Inc.	21,821	101,101

Total Internet		387,455
Iron/Steel – 1.4%
Aichi Steel Corp.	193,881	1,176,667
Kyoei Steel Ltd.	44,472	787,704
Tokyo Tekko Co., Ltd.	76,944	248,805
Yodogawa Steel Works Ltd.	228,000	1,061,873

Total Iron/Steel		3,275,049
Leisure Time – 0.7%
Daikoku Denki Co., Ltd.	20,600	248,304
HIS Co., Ltd.	7,914	161,469

See Notes to Financial Statements.

62	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

March 31, 2011

Investments	Shares	Fair Value

Mizuno Corp.(a)	193,000	$824,349
Round One Corp.	84,295	396,658

Total Leisure Time		1,630,780
Lodging – 0.3%
Resorttrust, Inc.	55,360	756,124
Machinery-Construction & Mining – 0.7%
Aichi Corp.	117,100	538,310
Modec, Inc.(a)	24,500	448,437
Tadano Ltd.	102,000	653,499

Total Machinery-Construction & Mining		1,640,246
Machinery-Diversified – 2.8%
Chugai Ro Co., Ltd.	132,644	590,560
Daifuku Co., Ltd.	119,495	870,837
Daihen Corp.	106,000	446,356
Hisaka Works Ltd.	24,000	293,050
Komori Corp.	55,200	516,168
Max Co., Ltd.	84,000	1,040,878
Miura Co., Ltd.	31,100	936,227
Sintokogio Ltd.	39,743	417,187
Toshiba Machine Co., Ltd.	96,000	521,236
Toyo Kanetsu K.K.(a)	203,103	519,520
Tsubakimoto Chain Co.	110,000	566,723

Total Machinery-Diversified		6,718,742
Metal Fabricate/Hardware – 1.5%
Hanwa Co., Ltd.	233,000	1,034,556
JFE Shoji Holdings, Inc.	102,000	444,281
Kitz Corp.	94,800	457,529
Oiles Corp.	30,852	594,854
Onoken Co., Ltd.	41,100	387,792
Toho Zinc Co., Ltd.(a)	114,000	533,687

Total Metal Fabricate/Hardware		3,452,699
Mining – 0.4%
OSAKA Titanium Technologies Co.	2,061	142,738
Pacific Metals Co., Ltd.	106,000	786,559

Total Mining		929,297
Miscellaneous Manufacturing – 2.3%
Amano Corp.	110,300	1,060,679
Bando Chemical Industries Ltd.	128,000	597,684
JSP Corp.	15,556	288,109
KUREHA Corp.	136,000	641,602
Mitsuboshi Belting Co., Ltd.	21,525	118,169
Morita Holdings Corp.	21,824	143,246
Nikkiso Co., Ltd.	27,000	228,366
Nippon Valqua Industries Ltd.	74,042	209,047
Sekisui Plastics Co., Ltd.	106,000	418,219
Shin-Etsu Polymer Co., Ltd.	73,500	438,978
Tamron Co., Ltd.	33,297	747,656
Tokai Rubber Industries Ltd.	43,500	534,828

Total Miscellaneous Manufacturing		5,426,583
Office Furnishings – 0.2%
Okamura Corp.	99,000	559,025

Investments	Shares	Fair Value

Office/Business Equipment – 0.3%
Riso Kagaku Corp.	11,981	$209,465
Uchida Yoko Co., Ltd.	128,000	407,722

Total Office/Business Equipment		617,187
Oil & Gas – 0.2%
AOC Holdings, Inc.*	74,287	500,147
Japan Drilling Co., Ltd.	2,184	92,098

Total Oil & Gas		592,245
Packaging & Containers – 0.7%
Nihon Yamamura Glass Co., Ltd.	180,659	512,245
Rengo Co., Ltd.	188,000	1,231,709

Total Packaging & Containers		1,743,954
Pharmaceuticals – 2.9%
Eiken Chemical Co., Ltd.	18,329	214,738
Kaken Pharmaceutical Co., Ltd.	124,000	1,487,162
KYORIN Holdings, Inc.	97,000	1,657,239
Mochida Pharmaceutical Co., Ltd.	118,000	1,400,965
Nippon Shinyaku Co., Ltd.	28,000	360,473
Sawai Pharmaceutical Co., Ltd.	7,600	658,398
Seikagaku Corp.	53,100	666,313
Toho Holdings Co., Ltd.	30,000	328,306

Total Pharmaceuticals		6,773,594
Real Estate – 0.8%
Arnest One Corp.(a)	66,300	663,960
Goldcrest Co., Ltd.	32,570	641,340
Sankei Building Co., Ltd. (The)	64,376	382,155
Tokyu Livable, Inc.	23,661	208,118

Total Real Estate		1,895,573
Retail – 10.6%
Alpen Co., Ltd.	34,200	591,733
AOKI Holdings, Inc.	45,300	740,607
Arcs Co., Ltd.	54,610	828,243
ASKUL Corp.	30,400	438,321
Belluna Co., Ltd.	88,173	563,848
Chiyoda Co., Ltd.	80,700	1,025,303
Circle K Sunkus Co., Ltd.	98,200	1,504,754
Create SD Holdings Co., Ltd.	10,351	241,040
DCM Japan Holdings Co., Ltd.	173,400	1,062,828
Doutor Nichires Holdings Co., Ltd.	42,600	516,566
EDION Corp.(a)	97,000	827,449
Gulliver International Co., Ltd.	4,450	171,815
H2O Retailing Corp.	136,000	923,842
Heiwado Co., Ltd.	55,500	705,134
Izumiya Co., Ltd.	101,000	450,893
Joshin Denki Co., Ltd.	26,000	251,906
Kappa Create Co., Ltd.	10,987	207,862
Kasumi Co., Ltd.	33,079	178,805
Keiyo Co., Ltd.(a)	32,420	168,202
Komeri Co., Ltd.(a)	31,900	814,050
K’s Holdings Corp.	24,520	710,039
Kyoto Kimono Yuzen Co., Ltd.	23,845	266,127
Matsumotokiyoshi Holdings Co., Ltd.	32,900	642,677

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	63

Schedule of Investments (concluded)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

March 31, 2011

Investments	Shares	Fair Value

Parco Co., Ltd.	77,600	$772,442
Paris Miki Holdings, Inc.	65,255	670,029
Plenus Co., Ltd.	63,400	969,206
Point, Inc.	17,340	728,079
Ryohin Keikaku Co., Ltd.(a)	30,500	1,256,727
Shimachu Co., Ltd.	40,900	885,805
St. Marc Holdings Co., Ltd.	8,048	295,197
Tsuruha Holdings, Inc.	19,200	874,517
United Arrows Ltd.(a)	44,600	586,559
UNY Co., Ltd.	160,800	1,497,799
Valor Co., Ltd.	84,600	844,163
WATAMI Co., Ltd.(a)	24,420	389,518
Xebio Co., Ltd.	33,800	617,029
Zensho Co., Ltd.(a)	66,400	660,956

Total Retail		24,880,070
Semiconductors – 0.2%
Megachips Corp.(a)	25,000	447,635
Shipbuilding – 0.2%
Sasebo Heavy Industries Co., Ltd.	209,000	428,692
Software – 1.9%
Capcom Co., Ltd.	52,500	1,007,179
IT Holdings Corp.	78,300	821,923
NEC Mobiling Ltd.	12,261	376,203
Nihon Unisys Ltd.	62,800	413,716
NSD Co., Ltd.(a)	56,700	567,821
Sumisho Computer Systems Corp.(a)	52,800	739,633
Zenrin Co., Ltd.	52,100	556,329

Total Software		4,482,804
Storage/Warehousing – 0.7%
Mitsui-Soko Co., Ltd.	191,000	746,670
Sumitomo Warehouse Co., Ltd. (The)	188,000	911,872

Total Storage/Warehousing		1,658,542
Telecommunications – 0.9%
Denki Kogyo Co., Ltd.	104,000	567,182
Hikari Tsushin, Inc.(a)	73,700	1,445,900
Hitachi Kokusai Electric, Inc.	28,000	222,635

Total Telecommunications		2,235,717
Textiles – 1.3%
Japan Vilene Co., Ltd.	30,400	148,552
Kurabo Industries Ltd.	421,000	772,104
Nitto Boseki Co., Ltd.*	199,000	468,207
Seiren Co., Ltd.	96,300	666,943
Toyobo Co., Ltd.	622,000	900,579

Total Textiles		2,956,385
Toys/Games/Hobbies – 0.6%
Sanrio Co., Ltd.	24,693	733,520
Tomy Co., Ltd.	76,200	579,223

Total Toys/Games/Hobbies		1,312,743
Transportation – 3.0%
Fukuyama Transporting Co., Ltd.(a)	201,000	979,778
Hitachi Transport System Ltd.	61,400	863,808

Investments	Shares	Fair Value

Iino Kaiun Kaisha Ltd.	86,806	$474,458
Kintetsu World Express, Inc.	19,200	602,317
Nippon Konpo Unyu Soko Co., Ltd.	79,000	885,509
Nishi-Nippon Railroad Co., Ltd.	116,000	501,062
Sankyu, Inc.	244,000	1,171,718
Seino Holdings Corp.	118,000	894,112
Senko Co., Ltd.	194,000	629,657

Total Transportation		7,002,419
TOTAL COMMON STOCKS (Cost: $227,762,129)		232,172,581
EXCHANGE-TRADED FUND – 0.2%
WisdomTree Japan Hedged Equity Fund(b) (Cost: $574,770)	15,521	572,259
SHORT-TERM INVESTMENT – 0.3%
MONEY MARKET FUND – 0.3%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $688,485)	688,485	688,485
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.4%
MONEY MARKET FUND – 4.4%
Dreyfus Institutional Preferred Money Market Fund, 0.19%(d)
(Cost: $10,303,000)(e)	10,303,000	10,303,000
TOTAL INVESTMENTS IN SECURITIES – 103.4% (Cost: $239,328,384)		243,736,325
Liabilities in Excess of Foreign Currency and Other Assets – (3.4)%		(8,050,863)

NET ASSETS – 100.0%		$235,685,462
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2011 (See Note 2).

(b)	Affiliated companies (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2011.

(d)	Interest rate shown reflects yield as of March 31, 2011.

(e)	At March 31, 2011, the total market value of the Fund’s securities on loan was $9,394,438 and the total market value of the collateral held by the Fund was $10,303,000.

See Notes to Financial Statements.

64	WisdomTree International Dividend and Sector Funds

Schedule of Investments

WisdomTree Pacific ex-Japan Total Dividend Fund (DND)

March 31, 2011

Investments	Shares	Fair Value

COMMON STOCKS – 99.3%
Australia – 61.5%
Adelaide Brighton Ltd.	18,648	$62,097
AGL Energy Ltd.	27,035	400,082
Amalgamated Holdings Ltd.	38,138	234,670
Amcor Ltd.	62,338	455,136
AMP Ltd.(a)	186,331	1,046,329
Australia & New Zealand Banking Group Ltd.	159,493	3,927,213
Automotive Holdings Group	84,924	245,908
Bank of Queensland Ltd.	30,115	308,943
Bell Financial Group Ltd.	89,216	83,959
Bendigo and Adelaide Bank Ltd.	35,575	350,608
BHP Billiton Ltd.	106,956	5,149,932
Brambles Ltd.	97,214	711,780
Caltex Australia Ltd.	17,864	288,195
Coal & Allied Industries Ltd.	6,474	800,330
Coca-Cola Amatil Ltd.	37,539	455,758
Cochlear Ltd.	3,112	267,085
Commonwealth Bank of Australia	84,734	4,591,688
Computershare Ltd.	20,397	195,326
Consolidated Media Holdings Ltd.	89,778	261,820
Cromwell Property Group	331,618	241,775
Crown Ltd.	49,331	415,777
CSL Ltd.	11,731	433,462
CSR Ltd.	75,492	256,070
David Jones Ltd.(a)	62,038	304,744
DUET Group(b)	185,291	320,961
Foster’s Group Ltd.	114,350	676,419
Goodman Fielder Ltd.	203,369	258,686
GWA International Ltd.(a)	62,676	214,542
Harvey Norman Holdings Ltd.	65,718	203,887
Insurance Australia Group Ltd.	147,555	547,812
Kingsgate Consolidated Ltd.	18,859	169,481
Leighton Holdings Ltd.(a)	15,349	468,100
Lend Lease Group(b)	44,004	412,746
MacArthur Coal Ltd.	19,024	228,215
Macquarie Group Ltd.	14,269	540,080
MAP Group(b)	115,000	361,539
Metcash Ltd.	85,779	369,027
Monadelphous Group Ltd.	16,670	368,920
Mortgage Choice Ltd.	90,126	137,010
National Australia Bank Ltd.	152,566	4,078,512
Navitas Ltd.	51,911	229,766
New Hope Corp., Ltd.	36,281	186,850
OneSteel Ltd.	76,936	194,135
Orica Ltd.	16,987	463,244
Origin Energy Ltd.	34,219	573,986
Orotongroup Ltd.	27,013	223,205
Platinum Asset Management Ltd.(a)	63,312	314,930
Primary Health Care Ltd.	61,900	211,246
QBE Insurance Group Ltd.	65,577	1,198,316
Rio Tinto Ltd.	6,477	567,671
Santos Ltd.	36,213	582,342
Sonic Healthcare Ltd.	28,201	349,385

Investments	Shares	Fair Value

SP AusNet(b)	346,676	$315,493
Spark Infrastructure Group(c)	259,129	300,136
Specialty Fashion Group Ltd.	109,566	118,973
Suncorp Group Ltd.	72,530	636,058
TABCORP Holdings Ltd.	78,201	605,728
Tatts Group Ltd.	175,499	424,692
Telstra Corp., Ltd.	1,401,346	4,086,748
TFS Corp., Ltd.	115,982	97,154
Toll Holdings Ltd.	54,801	336,068
Transurban Group(b)	67,216	373,276
UGL Ltd.	16,910	274,378
Wesfarmers Ltd.	66,594	2,188,630
West Australian Newspapers Holdings Ltd.(a)	32,660	179,347
Westpac Banking Corp.	209,492	5,270,999
Woodside Petroleum Ltd.	22,505	1,089,202
Woolworths Ltd.	58,662	1,630,683
WorleyParsons Ltd.	14,314	458,591

Total Australia		54,325,856
Hong Kong – 26.3%
Bank of East Asia Ltd.	79,210	336,568
BOC Hong Kong Holdings Ltd.	523,084	1,704,788
Cheung Kong (Holdings) Ltd.	67,732	1,104,165
China Merchants Holdings International Co., Ltd.	86,194	364,027
China Mobile Ltd.	635,832	5,857,057
China Overseas Land & Investment Ltd.	140,744	286,258
China Resources Enterprise Ltd.	69,675	283,064
China Resources Power Holdings Co., Ltd.	128,225	246,948
China Unicom Hong Kong Ltd.	431,021	715,949
Citic Pacific Ltd.	125,448	348,368
CLP Holdings Ltd.	89,479	723,590
CNOOC Ltd.	1,212,380	3,055,032
Fushan International Energy Group Ltd.	414,042	298,094
Hang Seng Bank Ltd.	90,225	1,456,926
Hong Kong & China Gas Co., Ltd.	129,895	311,620
Hong Kong Exchanges and Clearing Ltd.	41,392	899,340
Hutchison Whampoa Ltd.	143,866	1,703,486
MTR Corp.	99,545	368,581
New World Development Ltd.	164,664	290,875
PCCW Ltd.	181,576	75,635
Power Assets Holdings Ltd.(a)	88,370	590,785
Shanghai Industrial Holdings Ltd.	53,010	203,093
Sino Land Co., Ltd.	214,331	380,815
SJM Holdings Ltd.	38,432	67,296
Sun Hung Kai Properties Ltd.	60,356	955,987
Wharf Holdings Ltd.	84,401	582,154

Total Hong Kong		23,210,501
New Zealand – 1.3%
Air New Zealand Ltd.	54,715	46,324
Auckland International Airport Ltd.	211,376	357,118
Telecom Corp. of New Zealand Ltd.	314,386	481,994
Vector Ltd.	160,522	306,095

Total New Zealand		1,191,531

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	65

Schedule of Investments (concluded)

WisdomTree Pacific ex-Japan Total Dividend Fund (DND)

March 31, 2011

Investments	Shares	Fair Value

Singapore – 10.2%
DBS Group Holdings Ltd.	85,000	$987,227
Fraser and Neave Ltd.	64,223	306,212
Jardine Cycle & Carriage Ltd.	12,668	367,829
Keppel Corp., Ltd.	76,094	742,528
Oversea-Chinese Banking Corp., Ltd.	103,331	785,332
SembCorp Industries Ltd.	90,067	372,272
SembCorp Marine Ltd.(a)	111,129	514,870
SIA Engineering Co., Ltd.	106,389	341,829
Singapore Airlines Ltd.	23,864	258,992
Singapore Exchange Ltd.	76,945	479,189
Singapore Press Holdings Ltd.	128,299	401,030
Singapore Technologies Engineering Ltd.	119,875	310,030
Singapore Telecommunications Ltd.	576,406	1,380,997
StarHub Ltd.	240,910	516,031
United Overseas Bank Ltd.	43,000	641,333
Venture Corp., Ltd.	37,634	286,920
Wilmar International Ltd.	80,441	348,439

Total Singapore		9,041,060
TOTAL COMMON STOCKS (Cost: $77,109,501)		87,768,948
EXCHANGE-TRADED FUND – 0.4%
United States – 0.4%
WisdomTree DEFA Fund(d)
(Cost: $321,421)	7,002	348,069
RIGHTS – 0.0%
Australia – 0.0%
TFS Corp., Ltd., expiring 4/05/11*
(Cost: $0)	5,799	60
TOTAL LONG-TERM INVESTMENTS (Cost: $77,430,922)		88,117,077
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
Invesco Treasury Fund Private Class, 0.02%(e) (Cost: $12,556)	12,556	12,556
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.1%
MONEY MARKET FUND – 3.1%
Dreyfus Institutional Preferred Money Market Fund, 0.19% (f)
(Cost: $2,751,000)(g)	2,751,000	2,751,000
TOTAL INVESTMENTS IN SECURITIES – 102.8% (Cost: $80,194,478)		90,880,633
Liabilities in Excess of Foreign Currency and Other Assets – (2.8)%		(2,492,845)

NET ASSETS – 100.0%		$88,387,788
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2011 (See Note 2).

(b)	Stapled Security – A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. Such securities are considered liquid, and may be sold in transactions exempt from registration, normally only to dealers in that program or other “accredited investors.” At March 31, 2011, the aggregate value of these securities amounted to $300,136 representing 0.3% of net assets.

(d)	Affiliated companies (See Note 7).

(e)	Rate shown represents annualized 7-day yield as of March 31, 2011.

(f)	Interest rate shown reflects yield as of March 31, 2011.

(g)	At March 31, 2011, the total market value of the Fund’s securities on loan was $2,611,420 and the total market value of the collateral held by the Fund was $2,751,000.

See Notes to Financial Statements.

66	WisdomTree International Dividend and Sector Funds

Schedule of Investments

WisdomTree Pacific ex-Japan Equity Income Fund (DNH)

March 31, 2011

Investments	Shares	Fair Value

COMMON STOCKS – 99.2%
Australia – 91.4%
Adelaide Brighton Ltd.	202,351	$673,821
AGL Energy Ltd.	68,123	1,008,131
Alesco Corp., Ltd.	4,437	14,683
Amalgamated Holdings Ltd.	77,693	478,060
AMP Ltd.(a)	306,101	1,718,890
Ausdrill Ltd.	63,977	251,415
Ausenco Ltd.*	5,909	20,471
Austereo Group Ltd.	250,832	544,735
Australia & New Zealand Banking Group Ltd.	252,919	6,227,651
Automotive Holdings Group	185,862	538,186
Bank of Queensland Ltd.	56,524	579,866
Bendigo and Adelaide Bank Ltd.	87,549	862,834
BT Investment Management Ltd.	74,495	211,087
Cabcharge Australia Ltd.	84,192	480,610
Cardno Ltd.	8,089	48,853
Challenger Infrastructure Fund Class A(b)	292,960	360,528
Coal & Allied Industries Ltd.	17,192	2,125,314
Commonwealth Bank of Australia	121,719	6,595,885
Consolidated Media Holdings Ltd.	195,637	570,537
Count Financial Ltd.	146,932	186,898
Cromwell Property Group	747,265	544,813
Crown Ltd.	123,003	1,036,709
CSR Ltd.	181,912	617,047
David Jones Ltd.(a)	163,096	801,162
DUET Group(b)	349,846	606,003
Envestra Ltd.(a)(b)	965,321	598,972
Fleetwood Corp., Ltd.	49,116	615,107
Foster’s Group Ltd.	289,756	1,714,004
Goodman Fielder Ltd.	434,552	552,752
GUD Holdings Ltd.	50,404	499,360
GWA International Ltd.	148,912	509,731
Hastings Diversified Utilities Fund	86,066	142,408
Insurance Australia Group Ltd.	361,389	1,341,692
Invocare Ltd.	5,481	40,131
Iress Market Technology Ltd.	52,024	503,036
Lend Lease Group(a)(b)	123,185	1,155,443
MAP Group(b)	308,488	969,829
McMillan Shakespeare Ltd.	2,666	27,019
Metcash Ltd.	188,839	812,397
Monadelphous Group Ltd.	41,477	917,919
National Australia Bank Ltd.	236,159	6,313,184
NIB Holdings Ltd.	99,369	145,923
NRW Holdings Ltd.	23,009	68,767
Orotongroup Ltd.	2,932	24,227
Perpetual Ltd.	23,305	701,094
Primary Health Care Ltd.	150,173	512,494
QBE Insurance Group Ltd.	156,422	2,858,366
Salmat Ltd.	29,216	109,978
SMS Management & Technology Ltd.	6,242	41,765
Sonic Healthcare Ltd.	75,721	938,116
SP AusNet(b)	817,866	744,300
Spark Infrastructure Group(c)	526,832	610,202

Investments	Shares	Fair Value

Suncorp Group Ltd.	179,745	$1,576,290
TABCORP Holdings Ltd.	192,002	1,487,205
Tatts Group Ltd.	433,987	1,050,210
Telstra Corp., Ltd.	1,963,361	5,725,754
Toll Holdings Ltd.	130,581	800,789
Transfield Services Infrastructure Fund(b)	19,621	16,030
UGL Ltd.	45,612	740,092
West Australian Newspapers Holdings Ltd.(a)	69,606	382,230
Westpac Banking Corp.	281,218	7,075,687
Woolworths Ltd.	137,266	3,815,712

Total Australia		73,242,404
Hong Kong – 1.3%
Henderson Investment Ltd.	1,178,973	107,617
PCCW Ltd.	2,379,713	991,267

Total Hong Kong		1,098,884
New Zealand – 3.8%
Air New Zealand Ltd.	524,074	443,708
Freightways Ltd.	128,319	319,074
Sky City Entertainment Group Ltd.	187,137	482,457
Telecom Corp. of New Zealand Ltd.	607,260	931,007
Vector Ltd.	258,787	493,474
Warehouse Group Ltd. (The)	138,946	371,993

Total New Zealand		3,041,713
Singapore – 2.7%
Cityspring Infrastructure Trust	521,290	225,389
Singapore Press Holdings Ltd.(a)	303,311	948,073
StarHub Ltd.	453,638	971,696

Total Singapore		2,145,158
TOTAL COMMON STOCKS (Cost: $71,366,822)		79,528,159
EXCHANGE-TRADED FUND – 0.2%
United States – 0.2%
WisdomTree Pacific ex-Japan Total Dividend Fund(d)
(Cost: $116,124)	2,005	136,741
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
Invesco Treasury Fund Private Class, 0.02%(e)
(Cost: $23,026)	23,026	23,026
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 6.5%
MONEY MARKET FUND – 6.5%
Dreyfus Institutional Preferred Money Market Fund, 0.19%(f)
(Cost: $5,162,000)(g)	5,162,000	5,162,000
TOTAL INVESTMENTS IN SECURITIES – 105.9% (Cost: $76,667,972)		84,849,926
Liabilities in Excess of Foreign Currency and Other Assets – (5.9)%		(4,713,035)

NET ASSETS – 100.0%		$80,136,891

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	67

Schedule of Investments (concluded)

WisdomTree Pacific ex-Japan Equity Income Fund (DNH)

March 31, 2011

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2011 (See Note 2).

(b)	Stapled Security – A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. Such securities are considered liquid, and may be sold in transactions exempt from registration, normally only to dealers in that program or other “accredited investors.” At March 31, 2011, the aggregate value of these securities amounted to $610,202 representing 0.8% of net assets.

(d)	Affiliated companies (See Note 7).

(e)	Rate shown represents annualized 7-day yield as of March 31, 2011.

(f)	Interest rate shown reflects yield as of March 31, 2011.

(g)	At March 31, 2011, the total market value of the Fund’s securities on loan was $4,403,277 and the total market value of the collateral held by the Fund was $5,162,000.

See Notes to Financial Statements.

68	WisdomTree International Dividend and Sector Funds

Schedule of Investments

WisdomTree International LargeCap Dividend Fund (DOL)

March 31, 2011

Investments	Shares	Fair Value

COMMON STOCKS – 99.3%
Australia – 10.8%
AMP Ltd.(a)	88,390	$496,348
Australia & New Zealand Banking Group Ltd.	75,171	1,850,943
BHP Billiton Ltd.	55,637	2,678,922
Commonwealth Bank of Australia	39,903	2,162,321
Foster’s Group Ltd.	80,023	473,363
Leighton Holdings Ltd.(a)	11,320	345,227
Macquarie Group Ltd.	8,042	304,389
National Australia Bank Ltd.	70,116	1,874,395
QBE Insurance Group Ltd.	34,727	634,581
Telstra Corp., Ltd.	637,831	1,860,108
Wesfarmers Ltd.	33,376	1,096,912
Westpac Banking Corp.	96,781	2,435,093
Woodside Petroleum Ltd.	13,559	656,231
Woolworths Ltd.	32,236	896,095

Total Australia		17,764,928
Austria – 0.3%
Bank Austria Creditanstalt AG*†(b)	1,715	—
Verbund AG(a)	11,161	496,539

Total Austria		496,539
Belgium – 0.7%
Anheuser-Busch InBev N.V.	9,068	517,246
Belgacom S.A.	15,432	598,624

Total Belgium		1,115,870
Denmark – 0.5%
Novo Nordisk A/S Class B	6,198	779,749
Finland – 1.4%
Fortum Oyj(a)	25,571	869,456
Nokia Oyj(a)	91,289	781,823
Sampo Oyj Class A	19,220	613,963

Total Finland		2,265,242
France – 18.7%
Accor S.A.	8,274	372,268
Air Liquide S.A.	5,427	722,088
AXA S.A.	54,640	1,143,322
BNP Paribas	19,619	1,436,891
Bouygues S.A.	11,645	559,964
Carrefour S.A.	14,598	647,169
Christian Dior S.A.	3,617	509,849
CNP Assurances	17,327	368,339
Compagnie de Saint-Gobain	11,828	725,201
Credit Agricole S.A.	60,983	1,002,144
Danone	12,103	791,699
Electricite de France S.A.	36,455	1,511,647
France Telecom S.A.	145,271	3,259,296
GDF Suez	77,653	3,168,174
Lafarge S.A.	8,751	546,602
L’Oreal S.A.	7,415	864,960
LVMH Moet Hennessy Louis Vuitton S.A.	6,260	992,294
PPR	3,115	478,077
Sanofi-Aventis S.A.	32,479	2,280,350

Investments	Shares	Fair Value

Schneider Electric S.A.	4,961	$849,043
TOTAL S.A.	79,386	4,839,167
Vallourec S.A.	4,212	473,159
Veolia Environnement S.A.	18,667	581,198
Vinci S.A.	16,357	1,023,543
Vivendi S.A.	56,760	1,623,044

Total France		30,769,488
Germany – 8.3%
Allianz SE	10,001	1,405,475
BASF SE	17,941	1,553,828
Bayer AG	11,414	885,037
Deutsche Bank AG	7,339	432,057
Deutsche Post AG	34,423	621,368
Deutsche Telekom AG	156,097	2,407,892
E.ON AG	50,833	1,554,555
Metro AG	5,955	407,453
Muenchener Rueckversicherungs AG	5,297	834,384
RWE AG	15,541	991,228
SAP AG	10,229	627,090
Siemens AG	10,969	1,505,398
Volkswagen AG	3,204	492,418

Total Germany		13,718,183
Hong Kong – 5.6%
BOC Hong Kong Holdings Ltd.	253,000	824,554
Cheung Kong (Holdings) Ltd.	47,000	766,193
China Mobile Ltd.	287,919	2,652,207
China Unicom Hong Kong Ltd.	218,000	362,109
CNOOC Ltd.	602,529	1,518,291
Hang Seng Bank Ltd.	46,195	745,943
Hong Kong Exchanges and Clearing Ltd.	23,500	510,594
Hutchison Whampoa Ltd.	95,000	1,124,874
Sun Hung Kai Properties Ltd.	42,442	672,245

Total Hong Kong		9,177,010
Ireland – 0.2%
CRH PLC	13,010	298,723
Italy – 4.8%
Enel SpA	457,766	2,889,491
ENI SpA	117,105	2,879,964
Intesa Sanpaolo SpA	185,935	550,940
Snam Rete Gas SpA	125,855	708,331
Telecom Italia SpA(a)	338,689	521,487
UniCredit SpA	162,250	401,554

Total Italy		7,951,767
Japan – 7.8%
Astellas Pharma, Inc.	13,900	516,554
Canon, Inc.	21,300	930,333
Daiichi Sankyo Co., Ltd.(a)	20,000	387,548
East Japan Railway Co.	7,300	407,366
Eisai Co., Ltd.(a)	13,700	493,253
Honda Motor Co., Ltd.(a)	15,900	599,511
Hoya Corp.	15,800	361,829
Kansai Electric Power Co., Inc. (The)	23,500	513,495

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	69

Schedule of Investments (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

March 31, 2011

Investments	Shares	Fair Value

Mitsubishi Corp.	23,700	$660,272
Mitsubishi UFJ Financial Group, Inc.	171,500	794,595
Mizuho Financial Group, Inc.	378,698	630,554
Nippon Telegraph & Telephone Corp.	23,494	1,058,761
NTT DoCoMo, Inc.(a)	794	1,400,613
Seven & I Holdings Co., Ltd.	19,900	509,505
Shin-Etsu Chemical Co., Ltd.	8,300	414,099
Sumitomo Metal Industries Ltd.	177,000	397,225
Sumitomo Mitsui Financial Group, Inc.	19,700	614,674
Takeda Pharmaceutical Co., Ltd.(a)	19,500	912,886
Tokyo Electric Power Co., Inc. (The)	23,600	132,693
Toyota Motor Corp.	25,500	1,030,707

Total Japan		12,766,473
Netherlands – 1.4%
Koninklijke KPN N.V.(a)	52,946	903,131
Koninklijke Philips Electronics N.V.	18,515	592,624
Unilever N.V. CVA	27,215	854,485

Total Netherlands		2,350,240
Norway – 1.4%
Statoil ASA	65,428	1,813,190
Telenor ASA	27,586	453,803

Total Norway		2,266,993
Portugal – 0.5%
EDP-Energias de Portugal S.A.	120,608	470,333
Portugal Telecom, SGPS, S.A.	32,348	373,851

Total Portugal		844,184
Singapore – 1.5%
DBS Group Holdings Ltd.	55,000	638,794
Keppel Corp., Ltd.	65,000	634,272
Singapore Telecommunications Ltd.	322,500	772,670
United Overseas Bank Ltd.	29,000	432,527

Total Singapore		2,478,263
Spain – 8.2%
ACS Actividades de Construccion y Servicios, S.A.	15,030	705,566
Banco Bilbao Vizcaya Argentaria S.A.(a)	87,284	1,060,406
Banco Santander S.A.	256,942	2,987,019
Criteria Caixacorp S.A.	121,925	861,139
Gas Natural SDG S.A.	32,590	613,023
Iberdrola S.A.	168,656	1,468,589
Inditex S.A.	9,021	724,832
Repsol YPF S.A.	37,907	1,300,466
Telefonica S.A.	150,772	3,779,613

Total Spain		13,500,653
Sweden – 1.9%
Hennes & Mauritz AB Class B	30,833	1,024,443
Nordea Bank AB(a)	70,327	770,337
Telefonaktiebolaget LM Ericsson Class B	40,024	516,447
TeliaSonera AB	95,803	828,428

Total Sweden		3,139,655

Investments	Shares	Fair Value

Switzerland – 6.4%
Credit Suisse Group AG	24,268	$1,035,339
Nestle S.A.	50,817	2,924,540
Novartis AG	43,923	2,391,916
Roche Holding AG	14,302	2,051,071
Swisscom AG	1,630	729,611
Zurich Financial Services AG	4,949	1,390,816

Total Switzerland		10,523,293
United Kingdom – 18.9%
AstraZeneca PLC	31,447	1,443,180
Aviva PLC	102,089	708,249
BAE Systems PLC	102,615	534,417
Barclays PLC	67,417	299,937
BG Group PLC	24,042	597,726
BHP Billiton PLC	36,644	1,444,967
British American Tobacco PLC	45,308	1,817,113
British Sky Broadcasting Group PLC	40,130	530,692
Centrica PLC	125,096	652,300
Diageo PLC	47,926	910,352
GlaxoSmithKline PLC	125,211	2,387,409
HSBC Holdings PLC	274,801	2,823,554
Imperial Tobacco Group PLC	22,143	683,971
National Grid PLC	100,059	952,714
Prudential PLC	50,795	575,245
Reckitt Benckiser Group PLC	12,163	624,284
Rio Tinto PLC	8,519	597,975
Royal Dutch Shell PLC Class A	93,253	3,384,224
Royal Dutch Shell PLC Class B	70,228	2,544,126
SABMiller PLC	18,606	658,375
Scottish & Southern Energy PLC	31,733	641,425
Standard Chartered PLC	26,319	682,180
Tesco PLC	134,625	822,187
Unilever PLC	22,949	698,936
Vodafone Group PLC	1,450,068	4,102,541

Total United Kingdom		31,118,079
TOTAL COMMON STOCKS (Cost: $157,189,084)		163,325,332
EXCHANGE-TRADED FUND – 0.2%
United States – 0.2%
WisdomTree Pacific ex-Japan Total Dividend Fund(c)
(Cost: $363,196)	5,720	390,104
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
Invesco Treasury Fund Private Class, 0.02%(d) (Cost: $12,487)	12,487	12,487

See Notes to Financial Statements.

70	WisdomTree International Dividend and Sector Funds

Schedule of Investments (concluded)

WisdomTree International LargeCap Dividend Fund (DOL)

March 31, 2011

Investments	Shares	Fair Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 5.4%
MONEY MARKET FUND – 5.4%
Dreyfus Institutional Preferred Money Market Fund, 0.19%(e)
(Cost: $8,827,000)(f)	8,827,000	$8,827,000
TOTAL INVESTMENTS IN SECURITIES – 104.9% (Cost: $166,391,767)		172,554,923
Liabilities in Excess of Foreign Currency and Other Assets – (4.9)%		(8,065,516)

NET ASSETS – 100.0%		$164,489,407
*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

(a)	Security, or portion thereof, was on loan at March 31, 2011 (See Note 2).

(b)	Escrow security – additional shares issued as a result of a corporate action.

(c)	Affiliated companies (See Note 7).

(d)	Rate shown represents annualized 7-day yield as of March 31, 2011.

(e)	Interest rate shown reflects yield as of March 31, 2011.

(f)	At March 31, 2011, the total market value of the Fund’s securities on loan was $7,017,068 and the total market value of the collateral held by the Fund was $8,827,000.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	71

Schedule of Investments

WisdomTree International Dividend ex-Financials Fund (DOO)

March 31, 2011

Investments	Shares	Fair Value

COMMON STOCKS – 99.4%
Australia – 15.9%
Amcor Ltd.	206,784	$1,509,750
BHP Billiton Ltd.	27,210	1,310,162
Coal & Allied Industries Ltd.	26,028	3,217,640
Coca-Cola Amatil Ltd.	138,608	1,682,828
Foster’s Group Ltd.	345,403	2,043,175
Leighton Holdings Ltd.(a)	47,515	1,449,068
Orica Ltd.	46,949	1,280,324
Origin Energy Ltd.	88,436	1,483,417
Santos Ltd.	101,365	1,630,053
Telstra Corp., Ltd.	1,230,081	3,587,288
Wesfarmers Ltd.	55,692	1,830,333
Woodside Petroleum Ltd.	22,224	1,075,602
Woolworths Ltd.	61,133	1,699,372

Total Australia		23,799,012
Austria – 0.8%
OMV AG	28,031	1,268,546
Belgium – 2.8%
Belgacom S.A.	71,551	2,775,542
Solvay S.A.	11,966	1,419,437

Total Belgium		4,194,979
Finland – 1.9%
Nokia Oyj(a)	133,195	1,140,718
UPM-Kymmene Oyj*(a)	79,089	1,674,549

Total Finland		2,815,267
France – 21.6%
Accor S.A.	28,080	1,263,391
Bouygues S.A.	35,993	1,730,767
Cap Gemini S.A.	14,639	851,431
Carrefour S.A.	24,562	1,088,899
Casino Guichard Perrachon S.A.	17,774	1,684,650
Dassault Systemes S.A.	5,495	422,883
Eutelsat Communications S.A.	28,008	1,120,245
France Telecom S.A.	174,011	3,904,106
GDF Suez	65,131	2,657,288
Lafarge S.A.	25,007	1,561,979
PPR	8,768	1,345,675
Sanofi-Aventis S.A.	24,598	1,727,025
Sodexo	16,327	1,193,932
TOTAL S.A.	43,036	2,623,364
Vallourec S.A.	14,688	1,649,990
Veolia Environnement S.A.	71,001	2,210,620
Vinci S.A.	31,429	1,966,676
Vivendi S.A.	117,710	3,365,901

Total France		32,368,822
Germany – 5.8%
BASF SE	17,916	1,551,663
Bayer AG	13,231	1,025,927
Deutsche Post AG	82,888	1,496,207
Deutsche Telekom AG	183,484	2,830,354
RWE AG	22,230	1,417,861

Investments	Shares	Fair Value

SAP AG	7,276	$446,056

Total Germany		8,768,068
Ireland – 0.6%
CRH PLC	39,047	896,560
Italy – 7.1%
Atlantia SpA	69,348	1,591,318
Enel SpA	591,973	3,736,626
ENI SpA	85,265	2,096,922
Mediaset SpA	172,217	1,095,859
Snam Rete Gas SpA	364,788	2,053,082

Total Italy		10,573,807
Japan – 4.8%
Astellas Pharma, Inc.	31,400	1,166,892
Canon, Inc.	16,600	725,048
Daiichi Sankyo Co., Ltd.(a)	51,500	997,937
Eisai Co., Ltd.(a)	36,600	1,317,741
Hoya Corp.	30,900	707,628
Kyocera Corp.	4,000	406,853
NEC Corp.*	99,000	216,204
Ricoh Co., Ltd.	42,000	494,595
Takeda Pharmaceutical Co., Ltd.(a)	26,400	1,235,908

Total Japan		7,268,806
Netherlands – 3.9%
Koninklijke DSM N.V.	23,479	1,444,547
Koninklijke KPN N.V.(a)	137,620	2,347,465
Reed Elsevier N.V.	107,531	1,385,583
STMicroelectronics N.V.*	56,312	698,434

Total Netherlands		5,876,029
Norway – 2.1%
Orkla ASA	175,870	1,704,096
Statoil ASA	52,332	1,450,263

Total Norway		3,154,359
Portugal – 2.5%
EDP-Energias de Portugal S.A.	481,675	1,878,381
Portugal Telecom, SGPS, S.A.	158,007	1,826,111

Total Portugal		3,704,492
Spain – 9.3%
Abertis Infraestructuras, S.A.	89,848	1,954,625
ACS Actividades de Construccion y Servicios, S.A.	48,994	2,299,966
Gas Natural SDG S.A.	123,296	2,319,219
Iberdrola S.A.	258,466	2,250,618
Repsol YPF S.A.	73,326	2,515,576
Telefonica S.A.	101,387	2,541,610

Total Spain		13,881,614
Sweden – 2.7%
Hennes & Mauritz AB Class B	32,100	1,066,540
Svenska Cellulosa AB Class B	82,433	1,327,626
TeliaSonera AB	189,773	1,641,005

Total Sweden		4,035,171

See Notes to Financial Statements.

72	WisdomTree International Dividend and Sector Funds

Schedule of Investments (concluded)

WisdomTree International Dividend ex-Financials Fund (DOO)

March 31, 2011

Investments	Shares	Fair Value

Switzerland – 2.6%
Novartis AG	20,724	$1,128,567
Roche Holding AG	6,854	982,942
Swisscom AG	4,144	1,854,914

Total Switzerland		3,966,423
United Kingdom – 15.0%
AstraZeneca PLC	30,918	1,418,902
BAE Systems PLC	298,405	1,554,088
British American Tobacco PLC	42,209	1,692,825
Diageo PLC	59,645	1,132,954
GlaxoSmithKline PLC	85,752	1,635,041
Imperial Tobacco Group PLC	41,795	1,290,999
J. Sainsbury PLC	248,245	1,334,240
National Grid PLC	288,209	2,744,188
Pearson PLC	73,694	1,300,587
Reed Elsevier PLC	159,966	1,384,654
Royal Dutch Shell PLC Class B	65,981	2,390,271
Scottish & Southern Energy PLC	110,891	2,241,461
Vodafone Group PLC	821,923	2,325,389

Total United Kingdom		22,445,599
TOTAL COMMON STOCKS (Cost: $133,960,370)		149,017,554
EXCHANGE-TRADED FUND – 0.1%
United States – 0.1%
WisdomTree International LargeCap Dividend Fund(b)
(Cost: $153,377)	3,371	160,763
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $14,619)	14,619	14,619
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.5%
MONEY MARKET FUND – 4.5%
Dreyfus Institutional Preferred Money Market Fund, 0.19%(d)
(Cost: $6,676,000)(e)	6,676,000	6,676,000
TOTAL INVESTMENTS IN SECURITIES – 104.0% (Cost: $140,804,366)		155,868,936
Liabilities in Excess of Foreign Currency and Other Assets – (4.0)%		(5,940,009)

NET ASSETS – 100.0%		$149,928,927
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2011 (See Note 2).

(b)	Affiliated companies (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2011.

(d)	Interest rate shown reflects yield as of March 31, 2011.

(e)	At March 31, 2011, the total market value of the Fund’s securities on loan was $6,230,881 and the total market value of the collateral held by the Fund was $6,676,000.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	73

Schedule of Investments

WisdomTree International MidCap Dividend Fund (DIM)

March 31, 2011

Investments	Shares	Fair Value

COMMON STOCKS – 99.1%
Australia – 12.6%
AGL Energy Ltd.	46,184	$683,462
Alumina Ltd.	39,735	101,086
Amcor Ltd.	101,362	740,054
Bank of Queensland Ltd.	29,862	306,347
Bendigo and Adelaide Bank Ltd.	47,086	464,054
Billabong International Ltd.	27,631	215,738
Boral Ltd.	42,113	217,756
Brambles Ltd.(a)	120,962	885,657
Caltex Australia Ltd.	19,442	313,653
Coal & Allied Industries Ltd.	9,665	1,194,809
Coca-Cola Amatil Ltd.	74,099	899,630
Cochlear Ltd.	4,745	407,235
Computershare Ltd.	30,730	294,277
Crown Ltd.	95,538	805,225
CSR Ltd.	120,911	410,131
David Jones Ltd.(a)	105,061	516,082
Downer EDI Ltd.	57,791	226,508
Harvey Norman Holdings Ltd.(a)	131,825	408,980
Insurance Australia Group Ltd.	259,980	965,201
Lend Lease Group(a)(b)	67,627	634,324
MacArthur Coal Ltd.	18,416	220,921
MAP Group(b)	102,000	320,669
Metcash Ltd.	123,412	530,926
New Hope Corp., Ltd.	41,301	212,703
OneSteel Ltd.	104,377	263,377
Orica Ltd.	30,980	844,841
Platinum Asset Management Ltd.(a)	71,732	356,814
Ramsay Health Care Ltd.	19,455	384,079
Sims Metal Management Ltd.	11,003	199,242
Sonic Healthcare Ltd.	52,036	644,680
SP AusNet(b)	487,031	443,223
TABCORP Holdings Ltd.	154,316	1,195,298
Tatts Group Ltd.	345,248	835,469
Toll Holdings Ltd.	86,933	533,117
Transurban Group(b)	126,619	703,164
UGL Ltd.	24,945	404,753
WorleyParsons Ltd.	25,188	806,972

Total Australia		19,590,457
Austria – 2.2%
Andritz AG(a)	3,139	293,065
Raiffeisen International Bank Holding AG	9,962	553,608
Strabag SE	8,695	276,765
Telekom Austria AG	70,513	1,032,671
Vienna Insurance Group AG Wiener Versicherung Gruppe	9,279	530,664
Voestalpine AG	16,873	793,280

Total Austria		3,480,053
Belgium – 2.8%
Ageas	199,277	567,002
Bekaert S.A.	2,078	237,356
Colruyt S.A.	2,103	110,899

Investments	Shares	Fair Value

Delhaize Group S.A.	7,372	$601,019
Mobistar S.A.	15,727	1,091,806
Solvay S.A.	5,431	644,239
UCB S.A.(a)	15,896	604,442
Umicore S.A.	9,678	480,623

Total Belgium		4,337,386
Denmark – 0.8%
FLSmidth & Co. A/S	3,001	255,999
H. Lundbeck A/S(a)	14,984	347,928
Novozymes A/S Class B	1,709	262,005
Tryg A/S(a)	6,880	405,145

Total Denmark		1,271,077
Finland – 2.6%
Metso Oyj(a)	8,608	463,460
Neste Oil Oyj(a)	14,736	304,268
Nokian Renkaat Oyj	7,900	336,663
Outokumpu Oyj(a)	13,614	236,086
Pohjola Bank PLC Class A(a)	28,326	386,699
Rautaruukki Oyj(a)	12,958	311,137
Sanoma Oyj(a)	18,559	420,603
UPM-Kymmene Oyj*(a)	40,492	857,336
Wartsila Oyj(a)	18,330	716,633

Total Finland		4,032,885
France – 9.2%
Aeroports de Paris	7,154	659,896
Arkema S.A.	2,387	217,098
Bourbon S.A.(a)	5,164	244,763
Bureau Veritas S.A.	5,973	469,756
Cap Gemini S.A.	8,657	503,507
CFAO S.A.	7,504	282,037
Ciments Francais S.A.	3,858	390,140
Dassault Systemes S.A.	3,638	279,972
Eiffage S.A.	8,216	494,239
Eutelsat Communications S.A.	16,634	665,316
Havas S.A.	3,841	20,653
ICADE	6,055	748,248
Imerys S.A.	4,798	352,221
Ipsen S.A.	5,286	189,897
Klepierre	24,782	1,007,215
Lagardere SCA	16,602	709,742
Legrand S.A.	19,726	821,739
M-6 Metropole Television S.A.	43,244	1,131,618
Neopost S.A.	5,847	512,867
Nexans S.A.	683	65,414
PagesJaunes Groupe(a)	77,245	774,673
Remy Cointreau S.A.	4,635	349,530
Rhodia S.A.	2,340	68,606
Sa des Ciments Vicat	3,375	287,416
SCOR SE	26,453	721,321
SEB S.A.	2,844	280,577
Societe BIC S.A.	3,440	306,180
Societe Television Francaise 1	23,867	438,781
Technip S.A.	7,850	838,280

See Notes to Financial Statements.

74	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree International MidCap Dividend Fund (DIM)

March 31, 2011

Investments	Shares	Fair Value

Thales S.A.	7,795	$311,337
Zodiac Aerospace	3,622	263,732

Total France		14,406,771
Germany – 3.8%
Aixtron SE NA	458	20,080
Bilfinger Berger SE	4,860	422,431
Celesio AG	11,422	280,901
Fielmann AG	3,732	352,984
Fraport AG Frankfurt Airport Services Worldwide	7,022	515,286
Gea Group AG	9,442	311,396
Hamburger Hafen und Logistik AG	7,907	368,324
Hannover Rueckversicherung AG	13,576	742,211
Hochtief AG	4,836	520,884
Lanxess AG	669	50,108
Salzgitter AG	5,082	401,701
SMA Solar Technology AG	519	65,137
Software AG	99	16,423
Suedzucker AG	14,499	404,926
Symrise AG	9,798	287,681
Tognum AG	1,083	39,037
United Internet AG Registered Shares	23,020	414,880
Wacker Chemie AG	1,598	359,888
Wincor Nixdorf AG	3,967	321,617

Total Germany		5,895,895
Hong Kong – 3.2%
Bank of East Asia Ltd.	105,600	448,700
Beijing Enterprises Holdings Ltd.	36,500	208,352
China Agri-Industries Holdings Ltd.	20,000	22,422
China Merchants Holdings International Co., Ltd.	118,000	498,354
Citic Pacific Ltd.	216,000	599,830
Fosun International Ltd.	73,000	56,030
Fushan International Energy Group Ltd.	520,000	374,380
Guangdong Investment Ltd.	414,808	209,585
Hopewell Holdings Ltd.	88,662	266,162
Hysan Development Co., Ltd.	81,000	333,239
New World Development Ltd.	211,482	373,578
PCCW Ltd.	1,147,000	477,781
Shanghai Industrial Holdings Ltd.	81,000	310,329
Sino Land Co., Ltd.	284,000	504,600
SJM Holdings Ltd.	30,000	52,531
Television Broadcasts Ltd.	57,074	335,332

Total Hong Kong		5,071,205
Ireland – 0.3%
DCC PLC	9,443	301,110
Kerry Group PLC Class A	6,544	243,959

Total Ireland		545,069
Italy – 5.8%
A2A SpA	489,218	793,527
Banca Carige SpA(a)	165,468	392,377
Banca Popolare di Sondrio S.c.r.l.*	29,970	255,183
ERG SpA	18,328	260,873
Finmeccanica SpA	48,089	605,999

Investments	Shares	Fair Value

Hera SpA	136,584	$327,373
Intesa Sanpaolo SpA RSP	110,815	293,285
Lottomatica SpA(a)	35,060	632,369
Mediaset SpA	118,404	753,434
Mediolanum SpA	79,104	425,901
Parmalat SpA	208,013	697,832
Pirelli & C SpA	39,671	349,042
Prysmian SpA	14,318	307,625
Societa Iniziative Autostradali e Servizi SpA	21,632	253,412
Telecom Italia SpA RSP	874,084	1,177,151
Terna Rete Elettrica Nazionale SpA	214,216	1,026,891
Unione di Banche Italiane SCPA	54,061	462,609

Total Italy		9,014,883
Japan – 15.3%
Ajinomoto Co., Inc.	39,000	407,975
Asahi Kasei Corp.	72,000	487,355
Bank of Yokohama Ltd. (The)	70,000	333,615
Chiba Bank Ltd. (The)	44,000	247,394
Chugoku Electric Power Co., Inc. (The)(a)	20,800	385,985
Coca-Cola West Co., Ltd.	12,300	235,226
Cosmo Oil Co., Ltd.(a)	90,000	281,250
Daihatsu Motor Co., Ltd.	23,000	336,342
Dainippon Sumitomo Pharma Co., Ltd.	28,500	266,500
Daito Trust Construction Co., Ltd.	9,700	670,620
Daiwa House Industry Co., Ltd.	30,000	369,932
Daiwa Securities Group, Inc.	129,000	594,570
Electric Power Development Co., Ltd.	9,300	287,483
FamilyMart Co., Ltd.	6,400	241,313
Fukuoka Financial Group, Inc.	49,000	204,561
Hitachi Chemical Co., Ltd.	10,900	222,393
Hokkaido Electric Power Co., Inc.	13,800	268,574
Hokuriku Electric Power Co.	13,900	315,970
Joyo Bank Ltd. (The)	54,000	213,055
JS Group Corp.	19,100	497,780
JSR Corp.	13,400	269,843
Kajima Corp.	104,000	292,374
Kaneka Corp.	33,000	230,538
Kintetsu Corp.(a)	80,000	257,722
Kobe Steel Ltd.	122,000	317,954
Konami Corp.(a)	13,500	250,845
Konica Minolta Holdings, Inc.	30,500	256,497
Kuraray Co., Ltd.	18,600	240,579
Kyowa Hakko Kirin Co., Ltd.	26,000	244,691
Lawson, Inc.	9,100	440,287
Makita Corp.	7,200	336,197
MEIJI Holdings Co., Ltd.	5,300	213,906
Mitsubishi Chemical Holdings Corp.	68,500	432,257
Mitsubishi Tanabe Pharma Corp.	25,000	407,215
Mizuho Securities Co., Ltd.*	84,000	223,986
Namco Bandai Holdings, Inc.	21,700	237,475
NGK Insulators Ltd.	14,000	251,182
Nippon Electric Glass Co., Ltd.	20,000	284,266
Nippon Express Co., Ltd.	69,000	265,577

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	75

Schedule of Investments (continued)

WisdomTree International MidCap Dividend Fund (DIM)

March 31, 2011

Investments	Shares	Fair Value

Nippon Paper Group, Inc.	8,600	$183,871
Nisshin Seifun Group, Inc.	19,000	219,848
Nissin Foods Holdings Co., Ltd.(a)	6,700	237,022
Nitori Holdings Co., Ltd.	2,350	207,270
Nitto Denko Corp.	6,500	345,861
Nomura Real Estate Holdings, Inc.	15,500	235,829
Nomura Research Institute Ltd.	14,500	321,211
Obayashi Corp.	48,000	214,286
OJI Paper Co., Ltd.(a)	58,000	276,424
Olympus Corp.	9,600	268,031
Oracle Corp.	10,868	454,363
Oriental Land Co., Ltd.(a)	4,900	390,794
Osaka Gas Co., Ltd.	106,000	424,614
Sankyo Co., Ltd.	8,100	416,825
Sega Sammy Holdings, Inc.	15,500	270,427
Sekisui House Ltd.	24,000	225,869
Shikoku Electric Power Co., Inc.(a)	11,600	316,733
Shimizu Corp.(a)	58,000	258,929
Shionogi & Co., Ltd.	17,200	294,484
Shiseido Co., Ltd.(a)	21,200	368,340
Shizuoka Bank Ltd. (The)	31,000	257,336
Showa Shell Sekiyu K.K.	50,700	530,980
Stanley Electric Co., Ltd.	13,500	223,968
Sumitomo Chemical Co., Ltd.	67,000	335,485
Sumitomo Mitsui Trust Holdings, Inc.	62,000	220,680
Suzuken Co., Ltd.	6,100	161,479
T&D Holdings, Inc.	18,400	455,116
Taiyo Nippon Sanso Corp.	22,000	183,953
TDK Corp.	5,400	320,234
Tokyu Corp.	66,000	274,735
TonenGeneral Sekiyu K.K.	65,104	806,730
Toppan Printing Co., Ltd.(a)	53,000	419,498
Toray Industries, Inc.	48,000	350,386
Toyoda Gosei Co., Ltd.	9,700	202,825
Toyota Tsusho Corp.	16,000	264,865
Trend Micro, Inc.	10,700	285,962
Yamato Holdings Co., Ltd.	22,800	354,874

Total Japan		23,901,421
Netherlands – 2.7%
Fugro N.V. CVA	6,183	545,586
Koninklijke Boskalis Westminster N.V.	6,596	349,283
Koninklijke DSM N.V.	12,701	781,430
Koninklijke Vopak N.V.	5,658	272,593
Reed Elsevier N.V.	62,539	805,842
SBM Offshore N.V.	15,185	441,324
STMicroelectronics N.V.*	30,551	378,922
Wolters Kluwer N.V.	25,811	604,368

Total Netherlands		4,179,348
New Zealand – 0.8%
Contact Energy Ltd.	60,503	268,585
Fletcher Building Ltd.	33,794	240,751
Telecom Corp. of New Zealand Ltd.	437,702	671,053

Total New Zealand		1,180,389

Investments	Shares	Fair Value

Norway – 1.8%
Aker Solutions ASA	19,914	$457,553
Fred Olsen Energy ASA	8,545	375,367
Marine Harvest ASA	477,599	593,140
Norsk Hydro ASA	55,112	451,915
Orkla ASA	102,602	994,164

Total Norway		2,872,139
Portugal – 1.6%
Banco Comercial Portugues S.A. Class R(a)	381,359	311,724
Banco Espirito Santo S.A.(a)	110,438	452,928
Brisa Auto-Estradas de Portugal S.A.	83,450	565,237
Cimpor Cimentos de Portugal, SGPS, S.A.	66,804	484,815
Jeronimo Martins, SGPS, S.A.	31,959	514,757
Sonae	164,977	192,914

Total Portugal		2,522,375
Singapore – 4.0%
ComfortDelgro Corp., Ltd.	172,000	212,868
Fraser and Neave Ltd.	91,402	435,800
Jardine Cycle & Carriage Ltd.	18,904	548,898
Keppel Land Ltd.	66,000	235,097
SATS Ltd.	101,000	201,119
SembCorp Industries Ltd.	134,000	553,860
SembCorp Marine Ltd.(a)	156,360	724,429
SIA Engineering Co., Ltd.	85,536	274,828
Singapore Exchange Ltd.	96,000	597,858
Singapore Press Holdings Ltd.	211,148	659,995
Singapore Technologies Engineering Ltd.	241,000	623,292
SMRT Corp., Ltd.	116,000	173,931
StarHub Ltd.	295,594	633,164
Yangzijiang Shipbuilding Holdings Ltd.	218,000	313,034

Total Singapore		6,188,173
Spain – 5.9%
Acciona S.A.	6,547	712,422
Banco de Sabadell S.A.	95,508	418,398
Banco Espanol de Credito S.A.(a)	92,872	842,036
Banco Popular Espanol S.A.(a)	147,614	868,919
Bankinter, S.A.(a)	60,303	414,188
Bolsas y Mercados Espanoles S.A.(a)	18,319	558,145
Ebro Foods S.A.*(a)	21,506	506,008
Enagas S.A.(a)	25,789	582,627
Ferrovial S.A.	49,680	623,933
Fomento de Construcciones y Contratas S.A.(a)	25,096	831,937
Gestevision Telecinco S.A.*	1,319	15,120
Grifols S.A.	22,028	384,497
Grupo Catalana Occidente S.A.	13,943	308,274
Indra Sistemas S.A.	18,545	372,388
Red Electrica Corp. S.A.	12,499	711,267
Tecnicas Reunidas S.A.	5,638	339,397
Zardoya Otis S.A.	42,193	700,550

Total Spain		9,190,106
Sweden – 5.3%
Alfa Laval AB	23,442	509,463

See Notes to Financial Statements.

76	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree International MidCap Dividend Fund (DIM)

March 31, 2011

Investments	Shares	Fair Value

Assa Abloy AB Class B	16,870	$485,370
Atlas Copco AB Class B	25,209	609,805
Boliden AB	21,299	459,176
Electrolux AB Series B	15,288	394,293
Getinge AB Class B	10,942	270,237
Hakon Invest AB	19,525	344,482
Kinnevik Investment AB Class B	14,548	339,232
Ratos AB Class B	13,844	546,878
Scania AB Class B	16,526	383,259
Securitas AB Class B	35,086	417,969
Skanska AB Class B	42,359	892,383
SKF AB Class B	23,516	685,156
Svenska Cellulosa AB Class B	45,946	739,984
Swedish Match AB	14,832	493,507
Tele2 AB Class B	29,283	676,790

Total Sweden		8,247,984
Switzerland – 2.8%
Baloise Holding AG	6,034	600,201
BKW FMB Energie AG	4,430	314,509
EFG International AG	1,762	26,290
Geberit AG	3,178	694,759
Givaudan S.A.*	91	91,860
Julius Baer Group Ltd.*	7,542	328,605
Partners Group Holding AG	2,214	424,964
Schindler Holding AG	2,115	256,385
Schindler Holding AG Participating Shares	3,237	390,627
Sonova Holding AG	1,775	158,806
Sulzer AG	2,449	370,489
Swatch Group AG (The)	1,456	646,315

Total Switzerland		4,303,810
United Kingdom – 15.6%
3i Group PLC	14,116	67,633
Aberdeen Asset Management PLC	124,451	420,522
Admiral Group PLC	22,202	553,048
AMEC PLC	15,279	292,183
Amlin PLC	50,769	310,628
Ashmore Group PLC	88,881	472,151
Balfour Beatty PLC	66,040	363,943
British Land Co. PLC	96,834	857,591
Bunzl PLC	20,700	247,033
Burberry Group PLC	17,496	329,251
Cable & Wireless Communications PLC	877,917	641,146
Capita Group PLC (The)	33,115	394,397
Carillion PLC	37,249	226,891
Cobham PLC	58,259	214,975
Daily Mail & General Trust N.V. Class A	30,547	241,987
Firstgroup PLC	53,676	280,748
G4S PLC	88,000	360,266
Hargreaves Lansdown PLC	51,652	505,053
Hays PLC	221,381	412,705
Home Retail Group PLC	118,187	365,824
ICAP PLC	64,614	546,865
IG Group Holdings PLC	34,875	255,253

Investments	Shares	Fair Value

IMI PLC	21,814	$360,157
Inmarsat PLC	31,386	303,873
Intercontinental Hotels Group PLC	21,444	439,295
International Power PLC	123,106	607,785
Investec PLC	32,312	247,422
John Wood Group PLC	5,105	52,167
Johnson Matthey PLC	12,849	383,091
Kingfisher PLC	132,462	522,119
Legal & General Group PLC	576,169	1,063,952
Logica PLC	106,810	224,286
London Stock Exchange Group PLC	27,242	363,532
Man Group PLC	430,444	1,696,661
Marks & Spencer Group PLC	61,941	334,304
Meggitt PLC	44,899	246,788
Next PLC	13,554	430,182
Northumbrian Water Group PLC	48,276	257,070
Pennon Group PLC	30,114	301,695
Rexam PLC	93,627	545,388
RSA Insurance Group PLC	449,248	946,960
Sage Group PLC (The)	84,534	376,836
Segro PLC	71,719	369,603
Severn Trent PLC	27,346	640,419
Smith & Nephew PLC	31,231	351,934
Smiths Group PLC	25,876	537,969
Stagecoach Group PLC	93,272	322,045
Standard Life PLC(a)	303,806	1,007,086
Tate & Lyle PLC	52,742	488,234
Thomas Cook Group PLC	135,533	370,633
TUI Travel PLC(a)	142,263	517,652
United Utilities Group PLC	90,415	857,265
Whitbread PLC	16,898	446,930
William Hill PLC	109,477	317,103

Total United Kingdom		24,290,529
TOTAL COMMON STOCKS (Cost: $142,012,730)		154,521,955
EXCHANGE-TRADED FUNDS – 0.3%
United States – 0.3%
WisdomTree International LargeCap Dividend Fund(a)(c)	5,588	266,492
WisdomTree International SmallCap Dividend Fund(a)(c)	5,113	271,398
TOTAL EXCHANGE-TRADED FUNDS (Cost: $464,223)		537,890
SHORT-TERM INVESTMENT – 0.1%
MONEY MARKET FUND – 0.1%
Invesco Treasury Fund Private Class, 0.02%(d) (Cost: $126,354)	126,354	126,354

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	77

Schedule of Investments (concluded)

WisdomTree International MidCap Dividend Fund (DIM)

March 31, 2011

Investments	Shares	Fair Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 11.3%
MONEY MARKET FUND – 11.3%
Dreyfus Institutional Preferred Money Market Fund, 0.19%(e)
(Cost: $17,619,000)(f)	17,619,000	$17,619,000
TOTAL INVESTMENTS IN SECURITIES –110.8% (Cost: $160,222,307)		172,805,199
Liabilities in Excess of Foreign Currency and Other Assets – (10.8)%		(16,799,559)

NET ASSETS – 100.0%		$156,005,640
RSP	– Risparmio Italian Savings Shares

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2011 (See Note 2).

(b)	Stapled Security – A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(c)	Affiliated companies (See Note 7).

(d)	Rate shown represents annualized 7-day yield as of March 31, 2011.

(e)	Interest rate shown reflects yield as of March 31, 2011.

(f)	At March 31, 2011, the total market value of the Fund’s securities on loan was $16,418,317 and the total market value of the collateral held by the Fund was $17,619,000.

See Notes to Financial Statements.

78	WisdomTree International Dividend and Sector Funds

Schedule of Investments

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2011

Investments	Shares	Fair Value

COMMON STOCKS – 98.7%
Australia – 15.9%
Adelaide Brighton Ltd.	712,986	$2,374,216
Alesco Corp., Ltd.	35,885	118,753
Amalgamated Holdings Ltd.	7,133	43,891
Ansell Ltd.	44,920	628,058
APN News & Media Ltd.	294,298	473,261
ARB Corp., Ltd.	88,653	757,281
Ausdrill Ltd.	464,322	1,824,678
Austal Ltd.(a)	218,156	685,842
Austbrokers Holdings Ltd.	142,882	945,673
Austereo Group Ltd.	573,889	1,246,323
Automotive Holdings Group	432,040	1,251,023
Bell Financial Group Ltd.	303,098	285,238
Bradken Ltd.	117,288	952,153
BT Investment Management Ltd.	260,451	738,006
Cabcharge Australia Ltd.	214,496	1,224,452
Campbell Brothers Ltd.	37,847	1,814,114
Cardno Ltd.	184,441	1,113,919
carsales.com.au Ltd.(a)	141,864	759,951
Cash Converters International Ltd.	312,623	258,639
Challenger Infrastructure Fund Class A(b)	737,541	907,646
Coffey International Ltd.	630,022	459,334
ConnectEast Group(b)	2,956,699	1,391,240
Consolidated Media Holdings Ltd.	822,435	2,398,469
Count Financial Ltd.	613,421	780,274
Cromwell Property Group	1,615,019	1,177,471
DUET Group(b)	1,432,282	2,481,000
DWS Advanced Business Solutions Ltd.(a)	478,734	715,394
Envestra Ltd.(b)	3,021,220	1,874,636
FKP Property Group(b)	999,323	878,432
Fleetwood Corp., Ltd.	109,640	1,373,082
Flight Centre Ltd.	39,441	908,754
Goodman Fielder Ltd.	1,660,047	2,111,587
GUD Holdings Ltd.	119,765	1,186,530
GWA International Ltd.(a)	419,434	1,435,737
Hastie Group Ltd.	502,338	480,531
Hastings Diversified Utilities Fund	648,934	1,073,752
Hills Holdings Ltd.	306,571	485,072
Invocare Ltd.	139,546	1,021,725
IOOF Holdings Ltd.	226,061	1,694,912
Iress Market Technology Ltd.	116,387	1,125,381
JB Hi-Fi Ltd.(a)	70,758	1,473,000
Kingsgate Consolidated Ltd.	71,335	641,071
Mineral Resources Ltd.	80,707	1,041,620
Monadelphous Group Ltd.	126,266	2,794,368
Mortgage Choice Ltd.	458,863	697,564
Myer Holdings Ltd.	470,476	1,561,802
Navitas Ltd.(a)	320,849	1,420,129
NIB Holdings Ltd.	769,189	1,129,548
NRW Holdings Ltd.	108,691	324,844
Peet Ltd.(a)	378,349	755,150
Perpetual Ltd.(a)	50,814	1,528,659
Primary Health Care Ltd.	574,808	1,961,644

Investments	Shares	Fair Value

Prime Infrastructure Group*††(b)	124,997	$—
Ridley Corp., Ltd.	465,277	587,023
SAI Global Ltd.	199,991	1,036,171
Salmat Ltd.	123,443	464,677
Servcorp Ltd.	334,829	1,021,477
SMS Management & Technology Ltd.	121,758	814,677
Spark Infrastructure Group(c)	2,413,927	2,795,925
Specialty Fashion Group Ltd.	88,797	96,421
Spotless Group Ltd.	344,663	691,480
STW Communications Group Ltd.	579,252	724,830
Super Retail Group Ltd.	123,724	899,482
Technology One Ltd.	785,683	780,013
Thorn Group Ltd.	107,252	242,903
Tower Australia Group Ltd.	259,873	1,061,553
TPG Telecom Ltd.	267,986	462,820
Transfield Services Infrastructure Fund(b)	1,072,334	876,074
Transfield Services Ltd.	351,226	1,216,788
Watpac Ltd.	480,534	780,202
West Australian Newspapers Holdings Ltd.(a)	219,770	1,206,831
Wotif.com Holdings Ltd.(a)	181,952	1,027,384

Total Australia		75,572,560
Austria – 1.9%
bwin Interactive Entertainment AG	15,260	573,870
Flughafen Wien AG	24,646	1,565,137
Oesterreichische Post AG(a)	95,352	3,267,834
Schoeller-Bleckmann Oilfield Equipment AG	17,456	1,718,420
Semperit AG Holding	31,547	1,837,517

Total Austria		8,962,778
Belgium – 1.6%
Cie D’entreprises CFE	14,204	1,178,977
Cie Maritime Belge S.A.	46,471	1,374,995
Cofinimmo	3,207	469,896
EVS Broadcast Equipment S.A.	19,303	1,229,941
Nyrstar	77,706	1,122,575
Omega Pharma S.A.	18,843	908,227
Tessenderlo Chemie N.V.	42,640	1,530,308

Total Belgium		7,814,919
Denmark – 0.3%
Auriga Industries Class B	38,397	675,991
NKT Holding A/S(a)	13,453	789,907

Total Denmark		1,465,898
Finland – 3.7%
Alma Media Oyj	4,761	54,997
Amer Sports Oyj Class A(a)	57,982	745,477
Citycon Oyj(a)	360,056	1,650,386
F-Secure Oyj(a)	184,364	609,600
HKScan Oyj Class A(a)	42,120	396,292
Huhtamaki Oyj*(a)	90,416	1,283,093
Kemira Oyj(a)	82,801	1,338,358
Konecranes Oyj(a)	46,191	2,141,507
Lassila & Tikanoja Oyj(a)	45,300	816,422
Orion Oyj Class B(a)	143,755	3,492,527
Outotec Oyj(a)	21,568	1,298,967
Ramirent Oyj*(a)	54,281	893,550

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	79

Schedule of Investments (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2011

Investments	Shares	Fair Value

Stockmann Oyj Abp Class B(a)	23,967	$721,045
Tieto Oyj(a)	46,847	857,599
Uponor Oyj(a)	62,710	1,070,571

Total Finland		17,370,391
France – 3.8%
Canal Plus	193,194	1,533,386
Etablissements Maurel et Prom	93,155	1,797,869
Ingenico	47,968	2,150,716
IPSOS	25,482	1,249,922
Nexity	56,046	2,783,323
Rallye S.A.	65,005	2,945,036
Saft Groupe S.A.	21,762	925,856
Sechilienne-Sidec	31,331	880,566
Sequana	40,121	706,003
Societe Immobiliere de Location pour l’Industrie et le Commerce	8,579	1,204,054
Teleperformance	51,903	1,959,606

Total France		18,136,337
Germany – 3.0%
Bauer AG	17,817	900,114
Bechtle AG	21,219	898,087
Carl Zeiss Meditec AG*	36,068	762,643
Comdirect Bank AG	111,526	1,262,809
CTS Eventim AG	13,885	897,034
Douglas Holding AG(a)	14,757	806,463
Drillisch AG	84,077	868,604
ElringKlinger AG	22,190	700,806
Gerry Weber International AG	22,807	1,328,924
H&R WASAG AG	25,689	744,234
Indus Holding AG	41,140	1,228,644
Kontron AG(a)	50,950	633,376
MLP AG	76,534	709,328
Sixt AG	21,270	1,083,162
Solarworld AG(a)	12,353	201,597
Vossloh AG	4,275	572,631
Wirecard AG	40,122	720,539

Total Germany		14,318,995
Hong Kong – 1.8%
China Merchants China Direct Investments Ltd.	146,000	315,343
China Pharmaceutical Group Ltd.(a)	1,352,000	801,306
China Power International Development Ltd.	2,872,000	612,934
Citic Telecom International Holdings Ltd.	2,053,000	654,578
Dah Chong Hong Holdings Ltd.	1,161,000	1,303,069
Goldlion Holdings Ltd.	2,052,000	873,225
Henderson Investment Ltd.	6,844,000	624,725
Shun Tak Holdings Ltd.(a)	1,890,000	1,039,983
Sinotrans Shipping Ltd.	1,552,000	502,821
Sun Hung Kai & Co., Ltd.	892,189	720,340
Tian An China Investment	245,000	151,192
Vitasoy International Holdings Ltd.	1,035,364	845,255

Total Hong Kong		8,444,771

Investments	Shares	Fair Value

Ireland – 1.0%
C&C Group PLC	149,734	$673,798
FBD Holdings PLC	13,793	141,909
Glanbia PLC	201,368	1,214,486
Greencore Group PLC	369,619	618,941
Paddy Power PLC	28,755	1,260,912
Total Produce PLC	323,060	197,135
United Drug PLC	252,822	825,193

Total Ireland		4,932,374
Italy – 5.4%
Ansaldo STS SpA	49,271	722,978
Astaldi SpA	96,215	796,021
Autostrada Torino-Milano SpA	54,581	829,553
Banca Generali SpA	119,601	1,822,855
Benetton Group SpA	141,675	1,063,560
Brembo SpA	98,404	1,214,912
Cairo Communication SpA	247,191	1,114,105
Cementir Holding SpA	184,574	552,146
De’Longhi SpA	121,166	1,171,816
Falck Renewables SpA(a)	118,130	270,065
Fiat SpA RSP	95,790	717,740
Fondiaria-Sai SpA(a)	83,838	697,190
Fondiaria-Sai SpA RSP	59,764	295,482
Geox SpA	239,751	1,510,624
Immobiliare Grande Distribuzione	674,587	1,485,739
IMMSI SpA	574,142	681,958
Indesit Co. SpA	35,692	423,945
Iren SpA	1,511,322	2,818,158
Italcementi SpA	49,202	503,770
Maire Tecnimont SpA	170,831	704,006
MARR SpA	103,068	1,269,570
Piaggio & C. SpA(a)	304,023	1,039,768
Piccolo Credito Valtellinese Scarl	29,633	141,968
Recordati SpA	167,643	1,687,916
Societa Cattolica di Assicurazioni SCRL	20,098	544,182
Unipol Gruppo Finanziario SpA	2,476,481	1,785,302

Total Italy		25,865,329
Japan – 25.1%
Achilles Corp.	157,000	234,894
ADEKA Corp.	74,200	726,064
Aica Kogyo Co., Ltd.	87,300	1,148,130
Aichi Steel Corp.	176,000	1,068,147
Airport Facilities Co., Ltd.	53,800	233,687
Akita Bank Ltd. (The)	146,000	475,627
Alpen Co., Ltd.	35,600	615,956
Amano Corp.	104,800	1,007,790
AOKI Holdings, Inc.	44,000	719,353
Ariake Japan Co., Ltd.	5,300	87,736
Asahi Holdings, Inc.	28,100	573,663
Avex Group Holdings, Inc.	57,800	707,157
Bank of Nagoya Ltd. (The)	137,000	443,002
Bank of Saga Ltd. (The)	169,000	477,148
BML, Inc.	4,000	113,031

See Notes to Financial Statements.

80	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2011

Investments	Shares	Fair Value

Capcom Co., Ltd.	38,600	$740,516
Cawachi Ltd.	4,700	90,167
Century Tokyo Leasing Corp.	63,110	1,040,158
Chiyoda Co., Ltd.	75,100	954,154
Chuetsu Pulp & Paper Co., Ltd.	350,000	633,446
Circle K Sunkus Co., Ltd.	86,300	1,322,406
Coca-Cola Central Japan Co., Ltd.	40,900	557,638
COMSYS Holdings Corp.(a)	93,900	952,822
Daifuku Co., Ltd.	132,000	961,969
Daio Paper Corp.(a)	76,000	585,039
Daishi Bank Ltd. (The)	212,000	703,427
DCM Japan Holdings Co., Ltd.	138,100	846,462
DIC Corp.	478,000	1,113,103
DOWA Holdings Co., Ltd.(a)	190,000	1,187,500
EDION Corp.(a)	71,300	608,218
Ehime Bank Ltd. (The)	197,000	558,579
Ezaki Glico Co., Ltd.	65,000	757,601
Fancl Corp.(a)	46,500	653,626
Fukui Bank Ltd. (The)	197,000	615,625
Fukuyama Transporting Co., Ltd.(a)	163,000	794,546
Goldcrest Co., Ltd.	12,420	244,564
Gunze Ltd.	206,000	750,627
H2O Retailing Corp.	116,000	787,983
Hanwa Co., Ltd.	198,000	879,151
Higo Bank Ltd. (The)	99,000	554,247
Hikari Tsushin, Inc.(a)	46,900	920,118
Hitachi Cable Ltd.	227,000	586,125
Hitachi Koki Co., Ltd.	84,700	816,546
Hokkoku Bank Ltd. (The)	157,000	532,300
Hokuetsu Bank Ltd. (The)	353,000	809,242
Hokuetsu Kishu Paper Co., Ltd.	161,000	868,328
Hokuto Corp.	32,800	741,641
House Foods Corp.(a)	52,900	868,050
Hyakugo Bank Ltd. (The)	124,000	559,556
Hyakujushi Bank Ltd. (The)	173,000	653,342
Inaba Denki Sangyo Co., Ltd.	35,800	1,019,402
IT Holdings Corp.	54,600	573,142
Ito En Ltd.	52,200	912,618
Itochu Enex Co., Ltd.	140,200	805,203
Iwatani Corp.	239,000	801,665
Izumi Co., Ltd.	48,300	690,583
Japan Airport Terminal Co., Ltd.	13,200	167,070
Japan Pulp & Paper Co., Ltd.	141,000	532,493
Japan Vilene Co., Ltd.	59,000	288,308
Japan Wool Textile Co., Ltd. (The)	94,000	796,187
J-Oil Mills, Inc.	185,000	520,089
Joshin Denki Co., Ltd.	13,000	125,953
JSP Corp.	13,300	246,326
Juroku Bank Ltd. (The)	153,000	503,970
Kaga Electronics Co., Ltd.	11,500	135,841
Kagome Co., Ltd.	31,000	550,579
Kagoshima Bank Ltd. (The)	79,000	536,643
Kaken Pharmaceutical Co., Ltd.	123,000	1,475,169
Kanamoto Co., Ltd.	31,000	236,764

Investments	Shares	Fair Value

Kandenko Co., Ltd.	156,000	$884,653
Kanto Auto Works Ltd.	11,900	83,421
Kappa Create Co., Ltd.	7,750	146,622
Kasumi Co., Ltd.	46,800	252,973
Kato Sangyo Co., Ltd.	6,300	109,079
Keihin Corp.	6,800	129,551
Keiyo Bank Ltd. (The)	102,000	511,969
Keiyo Co., Ltd.	28,300	146,827
Kewpie Corp.	80,800	978,803
Kiyo Holdings, Inc.	532,800	745,714
Kohnan Shoji Co., Ltd.	13,200	177,901
Kokuyo Co., Ltd.	91,400	701,380
Komeri Co., Ltd.	26,600	678,801
Kose Corp.	27,000	673,371
K’s Holdings Corp.	5,500	159,266
Kurabo Industries Ltd.	430,000	788,610
KUREHA Corp.	136,000	641,602
Kuroda Electric Co., Ltd.	9,700	121,133
Kyoei Steel Ltd.	44,000	779,344
Kyokuyo Co., Ltd.(a)	41,000	87,066
KYORIN Holdings, Inc.	67,000	1,144,691
Kyoritsu Maintenance Co., Ltd.	5,700	81,497
Kyosan Electric Manufacturing Co., Ltd.	42,000	223,986
Kyowa Exeo Corp.	97,900	983,961
Kyudenko Corp.	67,000	428,451
Lion Corp.	137,000	699,216
Maeda Corp.	55,000	181,829
Maeda Road Construction Co., Ltd.	92,000	946,863
Mandom Corp.	5,500	134,646
Mars Engineering Corp.	22,900	390,140
Maruetsu, Inc. (The)	26,000	95,680
Maruichi Steel Tube Ltd.	52,700	1,306,690
Maruzen Showa Unyu Co., Ltd.	33,000	115,866
Max Co., Ltd.	34,000	421,308
Mie Bank Ltd. (The)	160,000	432,432
Mikuni Coca-Cola Bottling Co., Ltd.	10,800	96,429
Mitsuboshi Belting Co., Ltd.	43,000	236,064
Mitsumi Electric Co., Ltd.	45,900	613,071
Miura Co., Ltd.	31,700	954,289
Mizuno Corp.(a)	188,000	802,992
Mochida Pharmaceutical Co., Ltd.	92,000	1,092,278
Morinaga & Co., Ltd.	328,000	759,846
Morinaga Milk Industry Co., Ltd.	181,000	648,612
Moshi Moshi Hotline, Inc.	29,300	549,021
Musashino Bank Ltd. (The)	25,100	816,477
Nagase & Co., Ltd.	79,000	943,653
NEC Fielding Ltd.	9,200	106,675
Nichirei Corp.	176,000	753,861
Nihon Nohyaku Co., Ltd.	19,000	87,802
Nihon Yamamura Glass Co., Ltd.	254,000	720,198
Nippon Beet Sugar Manufacturing Co., Ltd.	239,000	536,366
Nippon Flour Mills Co., Ltd.	128,000	588,417
Nippon Kayaku Co., Ltd.	119,000	1,082,601
Nippon Shinyaku Co., Ltd.	12,000	154,488

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	81

Schedule of Investments (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2011

Investments	Shares	Fair Value

Nippon Suisan Kaisha Ltd.(a)	176,000	$490,541
Nipro Corp.(a)	40,900	812,276
Nishi-Nippon Railroad Co., Ltd.	225,000	971,887
Nissha Printing Co., Ltd.(a)	10,200	220,910
Nisshin Oillio Group Ltd. (The)	116,000	550,048
NOF Corp.	136,000	623,552
NS Solutions Corp.(a)	31,300	602,359
NSD Co., Ltd.(a)	61,000	610,883
Ogaki Kyoritsu Bank Ltd. (The)	199,000	653,089
Okasan Securities Group, Inc.	174,000	663,417
Okumura Corp.	209,000	880,080
Onward Holdings Co., Ltd.	136,000	1,014,093
PanaHome Corp.	141,000	916,976
Paramount Bed Co., Ltd.	5,400	148,357
Parco Co., Ltd.	80,300	799,318
Park24 Co., Ltd.	103,000	1,001,665
Plenus Co., Ltd.	85,700	1,310,110
Point, Inc.	13,270	557,186
Rengo Co., Ltd.	143,000	936,885
Ryohin Keikaku Co., Ltd.(a)	21,700	894,130
Ryosan Co., Ltd.	40,800	986,525
Saibu Gas Co., Ltd.	353,000	881,648
Saizeriya Co., Ltd.	5,100	78,334
Sankei Building Co., Ltd. (The)	29,200	173,340
Sankyu, Inc.	174,000	835,569
Sanwa Holdings Corp.(a)	287,000	969,595
Sanyo Chemical Industries Ltd.	95,000	814,973
Sanyo Shokai Ltd.	217,000	667,652
Sawai Pharmaceutical Co., Ltd.	1,100	95,294
Senshu Ikeda Holdings, Inc.	273,800	373,304
Shimachu Co., Ltd.	36,600	792,676
Shinko Plantech Co., Ltd.	82,600	959,747
Sinanen Co., Ltd.	100,000	460,907
Sohgo Security Services Co., Ltd.	81,400	888,839
Sugi Holdings Co., Ltd.	4,100	95,426
Sumisho Computer Systems Corp.(a)	30,100	421,647
Sumitomo Bakelite Co., Ltd.	151,000	930,997
Sumitomo Osaka Cement Co., Ltd.	278,000	808,374
Sumitomo Warehouse Co., Ltd. (The)	140,000	679,054
Sundrug Co., Ltd.	6,800	194,204
Taiyo Holdings Co., Ltd.	32,800	1,013,127
Takara Holdings, Inc.(a)	73,000	362,005
Takara Standard Co., Ltd.	75,000	605,393
Takasago Thermal Engineering Co., Ltd.	98,300	874,120
Toda Corp.	249,000	988,429
Toho Bank Ltd. (The)	162,000	439,792
Tokai Tokyo Financial Holdings, Inc.	253,000	866,940
Tokyo Tatemono Co., Ltd.	258,000	968,123
Tokyo Tomin Bank Ltd. (The)	34,600	450,869
Tokyotokeiba Co., Ltd.	590,000	768,822
Tokyu Livable, Inc.	33,900	298,179
Toppan Forms Co., Ltd.	92,400	806,047
Toshiba TEC Corp.	211,000	941,964
Tosoh Corp.(a)	302,000	1,089,503

Investments	Shares	Fair Value

Towa Pharmaceutical Co., Ltd.	1,800	$91,325
Toyo Ink SC Holdings Co., Ltd.	199,000	1,020,451
Toyobo Co., Ltd.	446,000	645,753
Toyota Auto Body Co., Ltd.	71,100	1,197,582
Tsuruha Holdings, Inc.	3,600	163,972
UNY Co., Ltd.	100,500	936,125
Valor Co., Ltd.	56,400	562,775
Wacoal Holdings Corp.	76,000	961,004
WATAMI Co., Ltd.(a)	4,700	74,969
Xebio Co., Ltd.	29,300	534,881
Yamanashi Chuo Bank Ltd. (The)	121,000	589,817
Yodogawa Steel Works Ltd.	198,000	922,153
Yokohama Rubber Co., Ltd. (The)	186,000	904,416

Total Japan		119,571,097
Netherlands – 1.8%
Aalberts Industries N.V.	36,314	862,923
Arcadis N.V.	42,801	1,035,902
BinckBank N.V.	77,453	1,350,838
Exact Holding N.V.	36,209	1,149,207
Grontmij CVA	39,193	856,529
Koninklijke BAM Groep N.V.	84,679	653,594
Mediq N.V.	33,011	660,527
Sligro Food Group N.V.	28,700	969,738
TKH Group N.V.	37,408	1,078,436

Total Netherlands		8,617,694
New Zealand – 2.9%
Air New Zealand Ltd.(a)	983,729	832,876
Auckland International Airport Ltd.	1,602,664	2,707,686
Fisher & Paykel Healthcare Corp., Ltd.	391,004	936,468
Freightways Ltd.	310,138	771,178
Infratil Ltd.	552,391	804,752
Ryman Healthcare Ltd.	333,213	602,355
Sky City Entertainment Group Ltd.	620,313	1,599,225
Sky Network Television Ltd.	312,131	1,337,997
Tower Ltd.	580,625	828,170
Vector Ltd.	1,210,669	2,308,594
Warehouse Group Ltd. (The)	423,614	1,134,121

Total New Zealand		13,863,422
Norway – 2.3%
Aker ASA(a)	51,369	1,583,299
Atea ASA	112,643	1,267,596
Austevoll Seafood ASA	149,424	1,161,519
Cermaq ASA*	72,498	1,281,092
Copeinca ASA	82,018	767,285
Sparebank 1 SMN(a)	115,417	1,043,223
Sparebank 1 SR Bank(a)	62,628	645,329
Tomra Systems ASA	166,710	1,362,190
Veidekke ASA	195,397	1,792,633

Total Norway		10,904,166
Portugal – 1.5%
BANIF, SGPS, S.A.	257,958	295,051
Martifer, SGPS S.A.(a)	169,599	336,949

See Notes to Financial Statements.

82	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2011

Investments	Shares	Fair Value

Mota Engil, SGPS, S.A.	211,722	$546,828
Portucel Empresa Produtora de Pasta e Papel S.A.	486,928	1,712,988
REN – Redes Energeticas Nacionais S.A.	366,252	1,301,449
Semapa-Sociedade de Investimento e Gestao	102,107	1,222,956
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.(a)	320,512	1,682,903

Total Portugal		7,099,124
Singapore – 3.2%
Boustead Singapore Ltd.	1,000,000	793,336
Cityspring Infrastructure Trust	1,755,649	759,087
First Resources Ltd.(a)	481,000	503,705
Guocoland Ltd.	648,102	1,254,557
Hi-P International Ltd.	1,239,000	1,150,044
Ho Bee Investment Ltd.	890,000	1,002,618
Hong Leong Asia Ltd.	165,000	367,830
Hyflux Ltd.(a)	285,500	489,234
K1 Ventures Ltd.	5,321,000	654,308
Singapore Post Ltd.	1,755,000	1,615,073
Straits Asia Resources Ltd.	692,000	1,377,961
United Engineers Ltd.	338,000	689,139
UOB-Kay Hian Holdings Ltd.	892,000	1,245,474
Venture Corp., Ltd.	285,000	2,172,828
Wing Tai Holdings Ltd.	853,000	1,035,375

Total Singapore		15,110,569
Spain – 1.8%
Abengoa S.A.(a)	30,496	1,011,380
Almirall S.A.	153,267	1,713,909
Antena 3 de Television S.A.(a)	200,354	1,865,155
Banco Pastor S.A.(a)	94,916	455,944
Duro Felguera S.A.	209,951	1,695,287
FAES FARMA S.A.	173,881	700,783
Sol Melia S.A.	9,258	106,549
Viscofan S.A.	21,037	835,901

Total Spain		8,384,908
Sweden – 6.3%
AarhusKarlshamn AB	22,656	646,452
Axfood AB	49,259	1,835,773
Axis Communications AB	66,989	1,417,639
Castellum AB(a)	229,967	3,346,486
Clas Ohlson AB Class B(a)	47,115	765,533
Fabege AB(a)	201,545	2,180,497
Hoganas AB Class B	19,480	724,123
Holmen AB Class B(a)	35,789	1,237,899
Husqvarna AB Class A	83,106	706,119
Intrum Justitia AB(a)	84,977	1,239,282
JM AB	43,616	1,161,545
KappAhl AB(a)	57,128	320,577
Kungsleden AB	269,048	2,644,248
Loomis AB Class B	60,890	965,221
Mekonomen AB	33,650	1,280,198
NCC AB Class B	74,173	2,126,989
Nordnet AB Class B	143,217	444,971

Investments	Shares	Fair Value

Peab AB	338,254	$3,016,104
Saab AB Class B	53,247	1,161,433
SkiStar AB	27,442	473,070
Trelleborg AB Class B	75,278	772,660
Wihlborgs Fastigheter AB	58,600	1,746,370

Total Sweden		30,213,189
Switzerland – 0.4%
Kudelski S.A.	21,759	398,386
Mobilezone Holding AG	89,828	1,080,076
Vontobel Holding AG	7,875	305,583

Total Switzerland		1,784,045
United Kingdom – 15.0%
Ashtead Group PLC	302,651	962,506
Atkins WS PLC	79,556	893,945
BBA Aviation PLC	368,191	1,199,269
Berendsen PLC	171,649	1,323,446
Bodycote PLC	210,546	1,117,107
Brewin Dolphin Holdings PLC	330,336	890,639
Britvic PLC	128,686	815,826
Carpetright PLC	34,294	374,081
Chaucer Holdings PLC	1,436,452	1,295,190
Chemring Group PLC*	53,310	590,909
Chesnara PLC	176,966	697,822
Cineworld Group PLC	251,522	836,592
Close Brothers Group PLC	143,765	1,947,286
Collins Stewart PLC	376,077	512,408
Computacenter PLC	121,461	846,927
Dairy Crest Group PLC	124,025	714,309
De La Rue PLC	67,493	854,143
Domino Printing Sciences PLC	81,376	822,434
DS Smith PLC	288,016	918,733
Dunelm Group PLC	102,421	630,271
eaga PLC(a)	91,134	172,378
Electrocomponents PLC	465,713	1,995,433
Elementis PLC	545,160	1,329,147
Euromoney Institutional Investor PLC	60,336	674,107
Evolution Group PLC	101,065	124,742
F&C Asset Management PLC	1,134,772	1,378,789
Fenner PLC	61,410	354,374
Fidessa Group PLC	20,997	589,000
Filtrona PLC	190,618	928,264
Forth Ports PLC	25,774	675,491
Game Group PLC	515,760	467,107
Go-Ahead Group PLC	65,100	1,398,317
Greene King PLC	211,396	1,517,063
Greggs PLC	71,860	586,883
Halfords Group PLC	139,743	779,971
Halma PLC	256,235	1,439,615
Headlam Group PLC	191,633	920,766
Helical Bar PLC	209,873	911,014
Hill & Smith Holdings PLC	93,444	519,009
HMV Group PLC(a)	1,150,202	281,167
Hunting PLC	105,142	1,3308,692

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	83

Schedule of Investments (concluded)

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2011

Investments	Shares	Fair Value

Interserve PLC	247,905	$1,093,786
ITE Group PLC	250,348	976,351
James Fisher & Sons PLC	13,230	110,064
JD Wetherspoon PLC*	124,811	849,279
Keller Group PLC	67,671	672,534
Kesa Electricals PLC	496,173	959,976
Kier Group PLC	49,346	1,028,289
Laird PLC	508,507	1,124,853
Marston’s PLC	700,546	1,066,793
Mcbride PLC	148,181	337,882
Melrose PLC	326,047	1,713,726
Micro Focus International PLC	72,504	367,372
Mitie Group PLC	211,411	665,901
Moneysupermarket.com Group PLC	591,353	812,832
Morgan Crucible Co. PLC	216,969	1,031,894
Morgan Sindall Group PLC	86,274	874,011
Mothercare PLC	63,012	404,020
N. Brown Group PLC	224,772	914,076
Northern Foods PLC	955,598	1,114,367
Premier Farnell PLC	304,062	1,322,305
Provident Financial PLC(a)	173,895	2,675,951
PV Crystalox Solar PLC	678,492	595,455
Restaurant Group PLC	268,656	1,291,926
Robert Wiseman Dairies PLC	89,301	491,345
RPC Group PLC	132,677	597,615
RPS Group PLC	140,382	481,104
Savills PLC	154,014	884,065
Severfield-Rowen PLC	188,648	801,342
Smiths News PLC	119,961	162,006
Spectris PLC	71,896	1,570,798
Spirax-Sarco Engineering PLC	35,506	1,103,569
Sthree PLC	130,024	853,071
Synergy Health PLC	45,000	591,488
Ted Baker PLC	51,036	540,752
Telecom Plus PLC	90,566	662,714
Tullett Prebon PLC	178,865	1,173,510
Ultra Electronics Holdings PLC	27,771	766,557
Victrex PLC	32,816	710,132
WH Smith PLC	120,293	836,469
Wincanton PLC	204,382	380,851

Total United Kingdom		71,206,203
TOTAL COMMON STOCKS (Cost: $401,379,778)		469,638,769
EXCHANGE-TRADED FUNDS – 0.4%
United States – 0.4%
WisdomTree Europe SmallCap Dividend Fund(d)	16,250	724,750
WisdomTree Japan SmallCap Dividend Fund(d)	31,960	1,376,837

TOTAL EXCHANGE-TRADED FUNDS (Cost: $2,034,433)		2,101,587
SHORT-TERM INVESTMENT – 0.3%
MONEY MARKET FUND – 0.3%
Invesco Treasury Fund Private Class, 0.02%(e) (Cost: $1,323,960)	1,323,960	1,3233,960

Investments	Shares	Fair Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 10.7%
MONEY MARKET FUND – 10.7%
Dreyfus Institutional Preferred Money Market Fund, 0.19%(f)
(Cost: $50,635,000)(g)	50,635,000	$50,635,000
TOTAL INVESTMENTS IN SECURITIES – 110.1% (Cost: $455,373,171)		523,699,316
Liabilities in Excess of Foreign Currency and Other Assets – (10.1)%		(47,996,242)

NET ASSETS – 100.0%		$475,703,074
RSP	– Risparmio Italian Savings Shares

*	Non-income producing security.

++	Restricted Security. At March 31, 2011, the value of these securities amounted to $0 and 0.0% if net assets.

(a)	Security, or portion thereof, was on loan at March 31, 2011 (See Note 2).

(b)	Stapled Security – A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. Such securities are considered liquid, and may be sold in transactions exempt from registration, normally only to dealers in that program or other “accredited investors.” At March 31, 2011, the aggregate value of these securities amounted to $2,795,925 representing 0.6% of net assets.

(d)	Affiliated companies (See Note 7).

(e)	Rate shown represents annualized 7-day yield as of March 31, 2011.

(f)	Interest rate shown reflects yield as of March 31, 2011.

(g)	At March 31, 2011, the total market value of the Fund’s securities on loan was $48,121,152 and the total market value of the collateral held by the Fund was $50,635,000.

See Notes to Financial Statements.

84	WisdomTree International Dividend and Sector Funds

Schedule of Investments

WisdomTree Emerging Markets Equity Income Fund (DEM)

March 31, 2011

Investments	Shares	Fair Value

COMMON STOCKS – 99.4%
Argentina – 0.1%
Petrobras Argentina S.A. ADR(a)	77,639	$1,715,045
Brazil – 18.2%
AES Tiete S.A.	462,792	6,389,616
Banco do Brasil S.A.	3,224,600	58,376,806
Cia de Bebidas das Americas	1,273,800	29,990,189
Cia de Saneamento de Minas Gerais-COPASA	130,500	2,198,064
Cia Energetica de Minas Gerais	438,805	6,554,763
Cia Siderurgica Nacional S.A.	1,359,995	22,279,924
Cielo S.A.	1,256,500	10,705,449
CPFL Energia S.A.	600,543	17,280,724
Cremer S.A.	55,144	509,491
Drogasil S.A.	108,600	860,522
EDP – Energias do Brasil S.A.	176,900	4,295,405
Eternit S.A.	148,500	1,019,668
Grendene S.A.	303,997	1,814,545
JHSF Participacoes S.A.	652,983	1,673,852
Light S.A.	496,839	8,631,117
LPS Brasil Consultoria de Imoveis S.A.	60,763	1,434,332
Natura Cosmeticos S.A.	298,000	8,424,786
Redecard S.A.	929,200	13,680,246
Souza Cruz S.A.	2,045,600	21,377,102
Sul America S.A.	287,117	3,600,545
Tegma Gestao Logistica	82,173	1,253,748
Tele Norte Leste Participacoes S.A.	124,900	2,855,406
Telecomunicacoes de Sao Paulo S.A.	311,423	7,154,066
Tractebel Energia S.A.	554,951	9,384,787

Total Brazil		241,745,153
Chile – 3.9%
AES Gener S.A.	7,566,376	4,074,142
Banco de Chile	102,684,420	14,037,002
Banco Santander Chile	158,242,434	13,243,288
Cia Cervecerias Unidas S.A.	268,440	3,162,567
CorpBanca S.A.	345,688,336	5,259,455
ENTEL Chile S.A.	318,601	5,238,980
Inversiones Aguas Metropolitanas S.A.	1,241,286	1,883,366
Parque Arauco S.A.	1,106,875	2,448,685
Sociedad Matriz Banco de Chile Class B	5,953,787	1,963,265

Total Chile		51,310,750
China – 3.8%
Anhui Expressway Co. Class H	314,000	251,500
Bank of China Ltd. Class H	56,742,000	31,587,367
Beijing Capital Land Ltd. Class H*	2,404,000	887,028
Chongqing Machinery & Electric Co., Ltd. Class H	2,856,000	973,027
Dalian Port PDA Co., Ltd. Class H	5,092,000	2,035,962
Great Wall Technology Co., Ltd. Class H	1,071,672	531,827
Guangzhou R&F Properties Co., Ltd. Class H(a)	2,626,800	3,910,718
Huaneng Power International, Inc. Class H	3,232,000	1,890,617
Jiangsu Expressway Co., Ltd. Class H	885,642	992,877

Investments	Shares	Fair Value

Shandong Chenming Paper Holdings Ltd. Class H	426,000	$357,090
Sichuan Expressway Co., Ltd. Class H*	2,818,000	1,829,588
Weiqiao Textile Co. Class H	1,263,500	1,254,046
Xiamen International Port Co., Ltd. Class H	2,370,000	484,470
Zhejiang Expressway Co., Ltd. Class H	3,654,715	3,326,654

Total China		50,312,771
Czech Republic – 5.0%
CEZ AS	648,933	33,179,866
Komercni Banka AS	41,624	10,508,857
Telefonica O2 Czech Republic AS	973,881	22,792,427

Total Czech Republic		66,481,150
Hungary – 0.6%
Magyar Telekom Telecommunications PLC	2,588,282	8,157,835
Indonesia – 2.2%
Elnusa Tbk PT	8,142,418	275,856
Indo Tambangraya Megah PT	1,215,303	6,448,119
International Nickel Indonesia Tbk PT	11,514,000	6,314,022
Medco Energi Internasional Tbk PT	3,171,500	1,047,151
Sampoerna Agro PT	1,302,608	489,927
Telekomunikasi Indonesia Tbk PT	14,554,000	12,285,030
Timah Tbk PT	5,648,653	1,800,174

Total Indonesia		28,660,279
Israel – 5.9%
Alon Holdings Blue Square Israel Ltd.	82,679	806,961
Bezeq Israeli Telecommunication Corp., Ltd.	8,752,906	26,006,965
Clal Industries and Investments Ltd.	310,729	2,342,120
Delek Automotive Systems Ltd.	236,989	2,913,492
Delek Group Ltd.	13,438	3,644,544
Discount Investment Corp.	453,888	9,382,765
Gazit-Globe Ltd.	281,620	3,740,285
Israel Chemicals Ltd.	971,736	16,031,000
Ituran Location and Control Ltd.	64,103	956,940
Migdal Insurance & Financial Holding Ltd.	653,605	1,221,287
Oil Refineries Ltd.*	4,085,680	3,011,355
Partner Communications Co., Ltd.	357,131	6,802,691
Shikun & Binui Ltd.	574,896	1,680,015

Total Israel		78,540,420
Malaysia – 5.8%
Boustead Holdings Bhd	973,689	1,883,885
British American Tobacco Malaysia Bhd	300,600	4,769,901
DIGI.Com Bhd	1,453,200	13,722,334
Lafarge Malayan Cement Bhd	948,300	2,316,936
Malaysia Airports Holdings Bhd	1,002,200	2,011,845
Media Prima Bhd	817,600	693,762
OSK Holdings Bhd	1,250,000	742,881
Petronas Dagangan Bhd	938,100	5,110,574
Petronas Gas Bhd	1,738,972	6,568,333
PLUS Expressways Bhd	5,022,800	7,429,515
Public Bank Bhd	3,273,476	14,180,109
RHB Capital Bhd	1,763,600	4,996,018
Telekom Malaysia Bhd	4,805,855	6,410,451

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	85

Schedule of Investments (continued)

WisdomTree Emerging Markets Equity Income Fund (DEM)

March 31, 2011

Investments	Shares	Fair Value

WCT Bhd	554,400	$556,459
YTL Power International Bhd	6,643,737	5,045,182

Total Malaysia		76,438,185
Mexico – 3.2%
Alsea S.A.B de C.V.	459,806	492,349
Bolsa Mexicana de Valores S.A.B de C.V.	579,800	1,219,273
Grupo Aeroportuario del Centro Norte S.A.B de C.V.	372,537	707,077
Grupo Aeroportuario del Sureste S.A.B de C.V. Class B	255,916	1,504,257
Grupo Continental S.A.B de C.V.	804,200	2,715,055
Industrias Penoles S.A.B de CV	374,945	13,798,392
Kimberly-Clark de Mexico S.A.B de C.V. Class A	845,038	5,230,368
Telefonos de Mexico S.A.B de C.V. Class L	17,760,800	16,288,222

Total Mexico		41,954,993
Philippines – 1.9%
Bank of The Philippine Islands	2,732,312	3,604,259
Globe Telecom, Inc.	373,088	7,659,479
Philippine Long Distance Telephone Co.	224,627	12,028,414
Universal Robina Corp.	1,591,100	1,239,152

Total Philippines		24,531,304
Poland – 3.8%
KGHM Polska Miedz S.A.	523,181	33,200,879
Telekomunikacja Polska S.A.	2,873,224	17,808,404

Total Poland		51,009,283
Russia – 4.0%
Lukoil OAO ADR	537,104	38,483,502
Tatneft ADR(a)	332,300	14,684,337

Total Russia		53,167,839
South Africa – 6.6%
African Bank Investments Ltd.	1,163,382	6,516,158
Allied Technologies Ltd.	153,208	1,291,948
Astral Foods Ltd.	82,777	1,512,395
Aveng Ltd.	411,126	2,169,535
AVI Ltd.	353,023	1,566,275
City Lodge Hotels Ltd.	91,552	912,886
Foschini Group Ltd. (The)	232,610	2,913,023
Grindrod Ltd.	427,187	937,233
Group Five Ltd.	215,820	871,652
Hudaco Industries Ltd.	85,897	1,037,583
Kumba Iron Ore Ltd.(a)	285,538	20,192,052
Lewis Group Ltd.	141,642	1,561,122
MMI Holdings Ltd.	1,145,712	2,822,139
Murray & Roberts Holdings Ltd.	327,256	1,284,923
Pick’n Pay Holdings Ltd.	576,645	1,634,529
Pick’n Pay Stores Ltd.(a)	394,416	2,685,281
Pretoria Portland Cement Co., Ltd.	847,613	3,009,522
Raubex Group Ltd.(a)	283,008	764,100
Reunert Ltd.	254,416	2,204,867
Sanlam Ltd.	2,285,562	9,332,344
Santam Ltd.	108,575	2,043,175

Investments	Shares	Fair Value

Spar Group Ltd. (The)	141,803	$1,992,956
Standard Bank Group Ltd.	1,201,071	18,479,519

Total South Africa		87,735,217
South Korea – 4.0%
Daeduck Electronics Co.	56,410	527,100
Daekyo Co., Ltd.	105,737	576,423
Daishin Securities Co., Ltd.*	125,740	1,690,747
GS Home Shopping, Inc.	7,286	905,976
Huchems Fine Chemical Corp.	50,622	1,158,314
Jinro Ltd.	62,392	2,041,910
Kangwon Land, Inc.	256,490	5,950,746
Korea Exchange Bank	631,330	5,565,396
KT Corp. ADR(a)	334,568	6,534,113
KT&G Corp.	134,382	6,995,043
LG Uplus Corp.	558,000	3,148,749
SK Telecom Co., Ltd. ADR(a)	873,288	16,426,547
SK Telecom Co., Ltd.	5,511	821,412
Woongjin Thinkbig Co., Ltd.	32,570	498,816

Total South Korea		52,841,292
Taiwan – 18.3%
AcBel Polytech, Inc.	769,635	560,087
Accton Technology Corp.	544,743	351,967
Advantech Co., Ltd.	447,964	1,386,249
Altek Corp.	382,665	524,421
Asia Cement Corp.	3,681,462	4,137,599
ASROCK, Inc.	178,988	586,147
Asustek Computer, Inc.	524,000	4,534,984
AV Tech Corp.	106,000	334,151
Avermedia Technologies, Inc.	341,460	421,505
Chang Hwa Commercial Bank	5,382,000	4,319,290
Cheng Uei Precision Industry Co., Ltd.	558,290	1,082,160
China Steel Chemical Corp.	228,520	1,220,058
China Steel Corp.	10,684,438	12,771,258
Chinese Maritime Transport Ltd.	573,800	1,217,592
Chung Hsin Electric & Machinery Manufacturing Corp.	569,873	351,732
Chunghwa Telecom Co., Ltd.	8,941,248	27,851,608
Compal Communications, Inc.	606,184	552,454
CSBC Corp. Taiwan	625,741	573,469
CTCI Corp.	842,992	960,340
Cyberlink Corp.	173,660	533,266
Darfon Electronics Corp.	336,668	460,240
Depo Auto Parts Industries Co., Ltd.	209,163	511,411
Eternal Chemical Co., Ltd.	999,500	1,179,421
Far EasTone Telecommunications Co., Ltd.	4,338,595	6,491,700
Farglory Land Development Co., Ltd.	920,000	1,961,607
Feng Hsin Iron & Steel Co.	592,922	1,052,506
Feng TAY Enterprise Co., Ltd.	549,600	575,644
FSP Technology, Inc.	335,355	423,093
Gemtek Technology Corp.	359,094	412,134
Getac Technology Corp.	603,321	322,110
Global Mixed Mode Technology, Inc.	57,000	214,187
Great Wall Enterprise Co., Ltd.	446,750	477,036

See Notes to Financial Statements.

86	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree Emerging Markets Equity Income Fund (DEM)

March 31, 2011

Investments	Shares	Fair Value

Greatek Electronics, Inc.	709,490	$641,778
Green Energy Technology, Inc.	108,913	494,445
Holtek Semiconductor, Inc.	308,454	440,027
HTC Corp.	944,350	36,930,696
Hua Nan Financial Holdings Co., Ltd.	4,935,020	3,692,056
Huaku Development Co., Ltd.	608,880	1,706,144
Hung Poo Real Estate Development Corp.	907,385	1,075,353
Infortrend Technology, Inc.	537,000	684,798
Inventec Appliances Corp.	1,408,224	1,115,795
Inventec Co., Ltd.	2,982,701	1,521,450
Lite-On Technology Corp.	1,791,512	2,205,388
Merida Industry Co., Ltd.	312,646	579,437
Merry Electronics Co., Ltd.	270,000	422,356
Nan Ya Printed Circuit Board Corp.	625,569	1,865,656
Novatek Microelectronics Corp.	559,415	1,647,436
Oriental Union Chemical Corp.	587,155	826,627
Quanta Computer, Inc.	4,165,990	7,862,631
Radiant Opto-Electronics Corp.	300,894	723,418
Senao International Co., Ltd.	381,043	999,045
Shih Wei Navigation Co., Ltd.	957,901	1,263,889
Siliconware Precision Industries Co.	3,080,514	3,855,029
Sincere Navigation	844,410	921,754
Sonix Technology Co., Ltd.	104,011	199,134
Star Comgistic Capital Co., Ltd.*	58,588	63,257
Sunrex Technology Corp.	356,856	359,204
Taiwan Cement Corp.	2,999,364	3,620,880
Taiwan Cogeneration Corp.	935,720	644,359
Taiwan Cooperative Bank	5,315,200	4,175,305
Taiwan Mobile Co., Ltd.	5,205,000	12,248,516
Taiwan Navigation Co., Ltd.	1,002,000	1,086,964
Taiwan Secom Co., Ltd.	600,635	1,082,538
Taiwan Semiconductor Manufacturing Co., Ltd.	24,160,000	58,004,047
Teco Electric and Machinery Co., Ltd.	1,494,624	1,047,022
Ton Yi Industrial Corp.	1,470,683	800,195
Tsann Kuen Enterprise Co., Ltd.	208,257	427,045
TSRC Corp.	738,222	1,895,355
Tung Ho Steel Enterprise Corp.	1,005,095	1,167,225
U-Ming Marine Transport Corp.	1,691,858	3,601,595
Young Fast Optoelectronics Co., Ltd.	102,622	753,791
YungShin Global Holding Corp.	310,000	421,675
Zinwell Corp.	426,000	776,481

Total Taiwan		242,201,222
Thailand – 5.0%
Advanced Info Service PCL	4,225,890	12,574,974
Asian Property Development PCL	5,463,600	1,138,062
Bangkok Expressway PCL	1,215,688	759,679
BEC World PCL	1,974,969	2,203,842
Big C Supercenter PCL	445,900	1,168,377
Big C Supercenter PCL NVDR	142,500	373,388
Charoen Pokphand Foods PCL	5,496,200	4,679,357
Delta Electronics Thai PCL	1,822,900	1,612,253
Electricity Generating PCL	661,598	2,039,809

Investments	Shares	Fair Value

Esso Thailand PCL	5,443,868	$1,961,916
Glow Energy PCL	1,458,300	2,025,082
Hana Microelectronics PCL	949,400	753,368
IRPC PCL	15,272,800	2,903,574
Kiatnakin Bank PCL	762,078	888,188
Land and Houses PCL	8,958,800	2,058,643
LPN Development PCL	3,339,100	1,170,258
Major Cineplex Group PCL	666,900	297,674
MCOT PCL	1,038,100	995,368
Precious Shipping PCL	1,893,473	1,133,141
Preuksa Real Estate PCL	2,293,700	1,395,407
PTT Aromatics & Refining PCL	2,701,000	3,326,575
Quality Houses PCL	17,487,000	1,306,683
Ratchaburi Electricity Generating Holding PCL	1,688,096	2,120,934
Siam City Cement PCL	253,800	1,745,426
Siam Makro PCL	269,900	1,302,873
Thai Oil PCL	2,234,391	6,150,208
Thai Tap Water Supply PCL	5,199,855	1,022,951
Thai Union Frozen Products PCL	763,500	1,161,217
Thai Vegetable Oil PCL	1,321,442	1,168,741
Thanachart Capital PCL	1,186,700	1,275,178
Tisco Financial Group PCL	705,581	909,825
Total Access Communication PCL	1,569,100	2,490,223

Total Thailand		66,113,194
Turkey – 7.1%
Adana Cimento Sanayii TAS Class A	145,845	513,908
Akcansa Cimento A.S.(a)	211,519	1,002,895
Anadolu Hayat Emeklilik A.S.(a)	374,775	1,238,043
Anadolu Sigorta	859,571	662,557
Cimsa Cimento Sanayi ve Tica	212,389	1,396,346
Dogan Sirketler Grubu Holdings*	4,828,786	3,753,307
Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret A.S.	25,768	1,518,857
Ford Otomotiv Sanayi A.S.	1,132,867	10,823,453
Hurriyet Gazetecilik A.S.	846,498	1,107,573
Mardin Cimento Sanayii ve Ticaret A.S.(a)	266,082	1,365,009
Migros Ticaret A.S.	147,722	3,320,241
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	678,802	1,086,013
Tofas Turk Otomobil Fabrikasi A.S.	517,705	2,924,110
Tupras Turkiye Petrol Rafine(a)	396,412	11,657,288
Turk Telekomunikasyon A.S.	5,808,365	29,195,137
Turkcell Iletisim Hizmet A.S.(a)	2,029,784	12,016,858
Turkiye Is Bankasi Class C(a)	3,289,137	10,524,557

Total Turkey		94,106,152
TOTAL COMMON STOCKS (Cost: $1,122,701,217)		1,317,022,084
EXCHANGE-TRADED FUND – 0.1%
United States – 0.1%
WisdomTree Global Equity Income Fund(a)(b) (Cost: $1,876,133)	42,292	1,907,623

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	87

Schedule of Investments (concluded)

WisdomTree Emerging Markets Equity Income Fund (DEM)

March 31, 2011

Investments	Shares	Fair Value

RIGHTS – 0.0%
Chile – 0.0%
Banco de Chile, expiring 4/29/11*	4,128,228	$—
Sociedad Matriz Banco de Chile, expiring 4/29/11*	244,136	—

TOTAL RIGHTS (Cost: $50)		—
TOTAL LONG-TERM INVESTMENTS (Cost: $1,124,577,400)		1,318,929,707
SHORT-TERM INVESTMENT – 0.1%
MONEY MARKET FUND – 0.1%
Invesco Treasury Fund Private Class, 0.02%(c)
(Cost: $1,617,999)	1,617,999	1,617,999
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.7%
MONEY MARKET FUND – 2.7%
Dreyfus Institutional Preferred Money Market Fund, 0.19%(d)
(Cost: $35,295,000)(e)	35,295,000	35,295,000
TOTAL INVESTMENTS IN SECURITIES – 102.3%
(Cost: $1,161,490,399)		1,355,842,706
Liabilities in Excess of Foreign Currency and Other Assets – (2.3)%		(30,586,006)

NET ASSETS – 100.0%		$1,325,256,700
ADR	– American Depositary Receipt

NVDR	– Non Voting Depositary Receipt

PCL	– Public Company Limited

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2011 (See Note 2).

(b)	Affiliated companies (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2011.

(d)	Interest rate shown reflects yield as of March 31, 2011.

(e)	At March 31, 2011, the total market value of the Fund’s securities on loan was $23,462,931 and the total market value of the collateral held by the Fund was $35,295,000.

See Notes to Financial Statements.

88	WisdomTree International Dividend and Sector Funds

Schedule of Investments

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

March 31, 2011

Investments	Shares	Fair Value

COMMON STOCKS – 97.9%
Argentina – 0.6%
Banco Macro S.A. ADR	71,949	$2,880,118
Cresud SACIF y A ADR	2,244	40,616
IRSA Inversiones y Representaciones S.A. ADR	109,795	1,521,759
Petrobras Argentina S.A. ADR	41,483	916,360

Total Argentina		5,358,853
Brazil – 8.5%
AES Tiete S.A.	1,008,970	13,930,516
B2W Cia Global Do Varejo	52,558	723,712
Bematech S.A.	50,854	227,893
Brookfield Incorporacoes S.A.	485,672	2,519,792
Camargo Correa Desenvolvimento Imobiliario S.A.	235,644	941,562
CETIP S.A.-Balcao Organizado de Ativos e Derivativos	365,364	5,985,524
Cia de Saneamento de Minas Gerais-COPASA	302,487	5,094,909
Cia Hering	135,877	2,489,930
Cremer S.A.	27,537	254,422
Diagnosticos da America S.A.	199,360	2,561,318
Drogasil S.A.	233,859	1,853,046
Equatorial Energia S.A.	272,723	2,164,349
Estacio Participacoes S.A.	87,235	1,435,014
Eternit S.A.	245,860	1,688,186
Even Construtora e Incorporadora S.A.*	307,843	1,582,030
Grendene S.A.	406,826	2,428,327
Iochpe Maxion S.A.	134,848	1,788,855
JHSF Participacoes S.A.	1,681,221	4,309,631
Kroton Educacional S.A.*	53,961	697,587
Localiza Rent A Car S.A.	145,577	2,328,516
Lojas Americanas S.A.	217,258	1,589,286
LPS Brasil Consultoria de Imoveis S.A.	54,263	1,280,897
M Dias Branco S.A.	48,855	1,143,929
Marisa Lojas S.A.	89,392	1,394,114
Obrascon Huarte Lain Brasil S.A.	102,071	3,883,937
Odontoprev S.A.	222,176	3,632,938
Positivo Informatica S.A.	154,113	753,157
Rossi Residencial S.A.	259,076	2,185,045
Santos Brasil Participacoes S.A.	36,193	589,144
Sao Martinho S.A.	52,682	816,097
Springs Global Participacoes S.A.	279,081	832,053
Tegma Gestao Logistica	69,960	1,067,409
Totvs S.A.	167,880	3,219,829
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	155,027	1,884,053

Total Brazil		79,277,007
Chile – 3.9%
Banco de Chile	231,908	31,702
CorpBanca S.A.	833,744,340	12,684,955
Empresas La Polar S.A.	361,676	1,923,303
Inversiones Aguas Metropolitanas S.A.	3,847,472	5,837,655
Parque Arauco S.A.	2,409,462	5,330,334

Investments	Shares	Fair Value

Sociedad Matriz Banco de Chile Class B	12,310,693	$4,059,458
Sonda S.A.	1,305,864	3,214,581
Vina Concha y Toro S.A.	1,529,808	3,556,728

Total Chile		36,638,716
China – 5.9%
Angang Steel Co., Ltd. Class H	168,087	230,795
Anhui Expressway Co. Class H	1,302,721	1,043,423
BBMG Corp. Class H	688,540	1,124,226
Beijing Capital Land Ltd. Class H*	4,900,948	1,808,352
Beijing Jingkelong Co., Ltd. Class H	349,636	426,583
China National Materials Co., Ltd. Class H	845,456	760,869
China Oilfield Services Ltd. Class H	951,549	2,153,103
China Shipping Development Co., Ltd. Class H	397,874	447,072
Chongqing Machinery & Electric Co., Ltd. Class H	5,551,305	1,891,306
CSR Corp., Ltd. Class H	1,248,891	1,278,081
Dalian Port PDA Co., Ltd. Class H	11,406,560	4,560,747
First Tractor Co., Ltd. Class H	701,762	843,572
Great Wall Motor Co., Ltd. Class H	2,405,152	4,446,541
Great Wall Technology Co., Ltd. Class H	1,370,726	680,235
Guangshen Railway Co., Ltd. Class H(a)	2,691,964	1,020,968
Guangzhou Shipyard International Co., Ltd. Class H	46,858	94,943
Harbin Power Equipment Co., Ltd. Class H	646,174	668,754
Huadian Power International Co. Class H(a)	1,680,649	341,393
Huaneng Power International, Inc. Class H(a)	7,915,046	4,630,051
Jiangsu Expressway Co., Ltd. Class H	3,117,062	3,494,482
Lianhua Supermarket Holdings Co., Ltd. Class H	167,205	664,246
Maanshan Iron & Steel Class H	859,584	465,255
Shandong Chenming Paper Holdings Ltd. Class H	1,126,447	944,233
Shanghai Forte Land Co. Class H(a)	6,487,240	2,877,398
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H(a)	2,372,182	512,363
Shenzhen Expressway Co., Ltd. Class H*	1,397,970	916,619
Sichuan Expressway Co., Ltd. Class H*	6,863,271	4,455,982
Sinopec Shanghai Petrochemical Co., Ltd. Class H	1,288,941	606,506
Sinotrans Ltd. Class H	1,715,490	416,841
Tong Ren Tang Technologies Co., Ltd. Class H	178,648	601,756
Travelsky Technology Ltd. Class H	1,894,137	1,848,307
Weichai Power Co., Ltd. Class H	191,371	1,162,516
Weiqiao Textile Co. Class H	2,691,532	2,671,393
Xiamen International Port Co., Ltd. Class H	3,771,546	770,970
Xinjiang Xinxin Mining Industry Co., Ltd. Class H	179,054	109,115
Zhuzhou CSR Times Electric Co., Ltd. Class H	693,091	2,628,652
ZTE Corp. Class H	223,504	1,040,195

Total China		54,637,843
Indonesia – 2.4%
AKR Corporindo Tbk PT	4,667,341	787,940
Aneka Tambang Tbk PT	12,113,325	3,199,615
Elnusa Tbk PT	15,191,568	514,673
Global Mediacom Tbk PT	6,258,938	603,791

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	89

Schedule of Investments (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

March 31, 2011

Investments	Shares	Fair Value

Jasa Marga PT	9,238,564	$3,607,363
Kalbe Farma Tbk PT	4,080,511	1,593,309
Medco Energi Internasional Tbk PT	7,486,714	2,471,927
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	6,010,010	1,570,229
Sampoerna Agro PT	2,978,681	1,120,319
Summarecon Agung Tbk PT	17,244,022	2,297,223
Timah Tbk PT	12,987,162	4,138,889

Total Indonesia		21,905,278
Israel – 8.0%
Alon Holdings Blue Square Israel Ltd.	20,987	204,837
Clal Industries and Investments Ltd.	786,199	5,925,975
Delek Automotive Systems Ltd.	405,379	4,983,642
Discount Investment Corp.	1,010,525	20,889,556
Elbit Systems Ltd.	29,158	1,626,931
Gazit-Globe Ltd.	517,172	6,868,725
Ituran Location and Control Ltd.	18,058	269,573
Migdal Insurance & Financial Holding Ltd.	2,582,213	4,824,968
Oil Refineries Ltd.*	12,282,217	9,052,623
Ormat Industries	350,952	2,596,800
Osem Investments Ltd.	147,139	2,480,347
Shikun & Binui Ltd.	1,946,336	5,687,764
Shufersal Ltd.	766,930	4,747,357
Strauss Group Ltd.	228,974	3,741,190

Total Israel		73,900,288
Malaysia – 5.3%
Affin Holdings Bhd	1,568,668	1,812,741
Alliance Financial Group Bhd	1,944,738	2,035,434
Berjaya Corp. Bhd	1,139,500	428,900
Boustead Holdings Bhd	824,451	1,595,141
Dialog Group Bhd	2,888,181	2,212,325
EON Capital Bhd*	60,975	140,924
Gamuda Bhd	3,322,583	4,234,476
Genting Plantation Bhd	665,700	1,758,349
Hartalega Holdings Bhd	262,596	472,521
IGB Corp. Bhd	4,339,777	3,094,979
IJM Corp. Bhd	802,700	1,698,822
Kulim Malaysia Bhd	2,046,239	2,249,765
Lafarge Malayan Cement Bhd	2,473,900	6,044,362
Malaysia Airports Holdings Bhd	654,000	1,312,858
Media Prima Bhd	647,400	549,341
OSK Holdings Bhd	2,707,200	1,608,901
Parkson Holdings Bhd	909,678	1,711,982
Sapuracrest Petroleum Bhd	1,192,040	1,479,842
SP Setia Bhd	2,761,119	5,743,310
Tan Chong Motor Holdings Bhd	174,207	279,536
Top Glove Corp. Bhd	527,200	936,471
UMW Holdings Bhd	2,567,026	6,237,990
Wah Seong Corp. Bhd	602,651	419,841
WCT Bhd	1,418,800	1,424,070

Total Malaysia		49,482,881
Mexico – 2.3%
Alsea S.A.B de C.V.(a)	1,546,289	1,655,730
Bolsa Mexicana de Valores S.A.B de C.V.	1,933,961	4,066,966

Investments	Shares	Fair Value

Cia Minera Autlan S.A.B de C.V. Series B*	235,997	$715,488
Compartamos S.A.B de CV*	1,748,889	3,147,552
Consorcio ARA S.A.B de C.V.	1,160,162	712,237
Grupo Aeroportuario del Centro Norte S.A.B de C.V.(a)	1,062,288	2,016,226
Grupo Aeroportuario del Pacifico S.A.B de C.V. Class B	625,574	2,670,993
Grupo Aeroportuario del Sureste S.A.B de C.V. Class B	700,132	4,115,328
Grupo Continental S.A.B de C.V.	540,444	1,824,590

Total Mexico		20,925,110
Philippines – 3.0%
Aboitiz Equity Ventures, Inc.	6,897,790	6,532,239
Banco de Oro Unibank, Inc.	702,809	840,456
Energy Development Corp.	25,517,256	3,533,611
First Philippine Holdings Corp.	1,155,240	1,527,898
International Container Terminal Services, Inc.	806,928	775,320
Jollibee Foods Corp.	898,623	1,805,528
Manila Water Co., Inc.	3,171,527	1,327,072
Megaworld Corp.	19,398,300	943,097
Metropolitan Bank & Trust*	1,265,759	1,872,390
Philex Mining Corp.	1,401,717	483,819
Robinsons Land Corp.	8,194,790	2,175,207
Security Bank Corp.	451,569	887,531
Universal Robina Corp.	4,278,413	3,332,036
Vista Land & Lifescapes, Inc.	23,950,797	1,539,694

Total Philippines		27,575,898
Poland – 0.5%
Asseco Poland S.A.	90,967	1,726,694
Eurocash S.A.	70,786	777,509
PBG S.A.	1,703	112,750
TVN S.A.	367,315	2,346,491

Total Poland		4,963,444
South Africa – 9.7%
Adcock Ingram Holdings Ltd.	189,539	1,557,655
Aeci Ltd.	105,099	1,292,077
African Oxygen Ltd.	450,211	1,198,884
Allied Technologies Ltd.	77,586	654,255
Astral Foods Ltd.	158,766	2,900,769
Aveng Ltd.	835,704	4,410,057
AVI Ltd.	894,695	3,969,539
Barloworld Ltd.	249,570	2,758,047
Basil Read Holdings Ltd.	303,049	513,342
City Lodge Hotels Ltd.	138,888	1,384,884
Foschini Group Ltd. (The)	611,374	7,656,364
Grindrod Ltd.	996,540	2,186,374
Group Five Ltd.	343,721	1,388,217
Hudaco Industries Ltd.	16,996	205,301
Illovo Sugar Ltd.	759,321	3,016,188
Investec Ltd.	754,596	5,894,365
JD Group Ltd.	197,207	1,412,070
JSE Ltd.	139,505	1,444,696
Lewis Group Ltd.	333,985	3,681,051

See Notes to Financial Statements.

90	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

March 31, 2011

Investments	Shares	Fair Value

Medi-Clinic Corp., Ltd.	855,672	$3,671,081
MMI Holdings Ltd.	1,573,637	3,876,211
Mondi Ltd.	193,120	1,894,216
Mr. Price Group Ltd.	423,547	3,837,924
Murray & Roberts Holdings Ltd.	694,723	2,727,729
Nampak Ltd.	778,327	2,526,314
Northam Platinum Ltd.(a)	202,452	1,317,842
Pick’n Pay Holdings Ltd.	1,050,218	2,976,896
Raubex Group Ltd.(a)	516,664	1,394,953
Reunert Ltd.	487,058	4,221,032
Santam Ltd.	231,874	4,363,428
Spar Group Ltd. (The)	447,713	6,292,337
Tongaat Hulett Ltd.	120,183	1,733,372
Wilson Bayly Holmes-Ovcon Ltd.	114,645	1,831,756

Total South Africa		90,189,226
South Korea – 11.0%
BS Financial Group, Inc.*	209,268	3,033,284
Bukwang Pharmaceutical Co., Ltd.*	41,659	489,905
Cheil Worldwide, Inc.	222,471	2,940,726
CJ CheilJedang Corp.	4,873	1,021,733
CJ Corp.	29,450	1,973,267
Daeduck Electronics Co.	131,287	1,226,758
Daegu Bank Ltd.	143,615	2,356,598
Daekyo Co., Ltd.	114,596	624,718
Daewoong Pharmaceutical Co., Ltd.	5,476	222,145
Daishin Securities Co., Ltd.*	213,039	2,864,602
Dong-A Pharmaceutical Co., Ltd. Class A	2,782	284,046
Dongbu Insurance Co., Ltd.*	55,163	2,519,409
Dongbu Steel Co., Ltd.	72,938	654,278
Dongkuk Steel Mill Co., Ltd.	89,961	3,239,400
Doosan Corp.	20,650	2,691,964
Green Cross Corp./South Korea	3,864	477,298
GS Home Shopping, Inc.	1,516	188,507
Halla Climate Control Corp.	210,190	4,014,295
Halla Engineering & Construc	18,979	361,604
Handsome Co., Ltd.	61,868	1,175,940
Hanjin Heavy Industries & Construction Co., Ltd.*	34,892	1,040,128
Hanjin Heavy Industries & Construction Holdings Co., Ltd.	34,150	392,260
Hanmi Holdings Co., Ltd.*	1,847	57,164
Hanssem Co., Ltd.	58,800	742,404
Hanwha Chem Corp.	195,853	7,730,922
Hanwha Corp.	76,787	3,542,023
Hotel Shilla Co., Ltd.	50,068	1,166,176
Huchems Fine Chemical Corp.	58,831	1,346,149
Hyosung Corp.	30,570	2,452,400
Hyundai Department Store Co., Ltd.	7,999	1,035,469
Hyundai Development Co.	63,968	1,857,314
Hyundai Hysco	55,447	1,609,906
Hyundai Marine & Fire Insurance Co., Ltd.*	93,613	2,611,384
Jinro Ltd.	36,806	1,204,554
KEPCO Plant Service & Engineering Co., Ltd.	30,722	1,083,861
Korean Reinsurance Co.*	146,054	1,704,263
KP Chemical Corp.	86,313	2,128,417

Investments	Shares	Fair Value

LG Fashion Corp.	47,601	$1,284,461
LG International Corp.	34,865	1,344,445
LIG Insurance Co., Ltd.*	60,332	1,471,244
LS Corp.	20,571	2,062,820
LS Industrial Systems Co., Ltd.	39,333	2,904,392
MegaStudy Co., Ltd.	805	123,948
Mirae Asset Securities Co., Ltd.*	20,664	883,487
Nexen Tire Corp.	84,813	1,039,915
Orion Corp./Republic of South Korea	475	170,826
Poongsan Corp.	50,238	2,118,153
S&T Dynamics Co., Ltd.	47,592	767,928
S1 Corp.	61,753	3,169,419
Samsung Fine Chemicals Co., Ltd.	24,139	1,758,244
Samyang Corp.	6,209	364,519
SK Chemicals Co., Ltd.	16,185	947,242
SK Networks Co., Ltd.	186,274	2,088,673
SKC Co., Ltd.	39,611	1,866,893
STX Engine Co., Ltd.	26,376	648,009
STX Offshore & Shipbuilding Co., Ltd.	79,708	1,754,818
STX Pan Ocean Co., Ltd.	140,356	1,266,716
Sungwoo Hitech Co., Ltd.	50,317	928,866
Taeyoung Engineering & Construction	97,744	458,892
Woongjin Thinkbig Co., Ltd.	55,543	850,652
Woori Investment & Securities Co., Ltd.*	271,115	4,967,785
Youngone Corp.	61,318	581,346
Youngone Holdings Co., Ltd.	21,606	647,028
Yuhan Corp.	9,467	1,277,283

Total South Korea		101,813,275
Taiwan – 19.4%
Ability Enterprise Co., Ltd.	730,162	1,078,861
AcBel Polytech, Inc.	1,431,599	1,041,818
Accton Technology Corp.	1,013,683	654,956
ACES Electronic Co., Ltd.	124,925	227,279
Advantech Co., Ltd.	1,048,019	3,243,151
Alpha Networks, Inc.	711,606	590,454
Altek Corp.	933,835	1,279,770
Ambassador Hotel (The)	316,977	449,490
AmTRAN Technology Co., Ltd.	846,236	715,113
Arcadyan Technology Corp.	200,863	354,506
ASROCK, Inc.	119,146	390,178
AV Tech Corp.	309,296	975,014
Avermedia Technologies, Inc.	648,763	800,847
BES Engineering Corp.	658,987	195,636
Catcher Technology Co., Ltd.	459,919	2,275,627
Cheng Uei Precision Industry Co., Ltd.	1,202,345	2,330,562
Chicony Electronics Co., Ltd.	1,063,288	1,905,541
China Electric Manufacturing Corp.	337,101	304,356
China Steel Chemical Corp.	694,232	3,706,474
China Synthetic Rubber Corp.	1,172,202	1,114,143
Chinese Maritime Transport Ltd.	1,084,218	2,300,689
Chin-Poon Industrial Co., Ltd.	177,647	144,986
Chroma ATE, Inc.	504,962	1,631,319
Chung Hsin Electric & Machinery Manufacturing Corp.	1,005,531	620,624

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	91

Schedule of Investments (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

March 31, 2011

Investments	Shares	Fair Value

Compal Communications, Inc.	1,225,231	$1,116,630
CSBC Corp. Taiwan	1,085,797	995,094
CTCI Corp.	1,945,032	2,215,788
Cyberlink Corp.	323,929	994,705
Darfon Electronics Corp.	469,059	641,225
Depo Auto Parts Industries Co., Ltd.	583,157	1,425,841
D-Link Corp.	541,163	504,238
Dynamic Electronics Co., Ltd.	533,014	297,262
Elite Semiconductor Memory Technology, Inc.	141,282	215,480
Elitegroup Computer Systems Co., Ltd.	682,414	236,704
Eternal Chemical Co., Ltd.	2,213,361	2,611,791
Everlight Electronics Co., Ltd.	722,579	2,044,397
Far Eastern Department Stores Co., Ltd.	798,496	1,261,291
Faraday Technology Corp.	664,360	1,011,005
Farglory Land Development Co., Ltd.	2,537,816	5,411,085
Feng Hsin Iron & Steel Co.	1,219,950	2,165,555
Feng TAY Enterprise Co., Ltd.	842,436	882,357
First Steamship Co., Ltd.	200,977	445,606
Flytech Technology Co., Ltd.	134,598	358,391
Formosa Advanced Technologies Co., Ltd.	317,629	395,868
Formosa International Hotels Corp.	45,852	781,183
Formosan Rubber Group, Inc.	358,080	340,344
FSP Technology, Inc.	354,200	446,868
Gemtek Technology Corp.	1,010,778	1,160,075
Getac Technology Corp.	1,045,235	558,046
Giant Manufacturing Co., Ltd.	411,266	1,671,273
Gigabyte Technology Co., Ltd.	1,042,221	1,006,549
Global Mixed Mode Technology, Inc.	176,848	664,537
Global Unichip Corp.	168,433	535,544
Great China Metal Industry	507,694	570,598
Great Wall Enterprise Co., Ltd.	1,033,923	1,104,014
Greatek Electronics, Inc.	1,203,436	1,088,582
Green Energy Technology, Inc.	273,699	1,242,542
Hannstar Board Corp.	336,758	201,552
Holtek Semiconductor, Inc.	515,482	735,364
Holy Stone Enterprise Co., Ltd.	553,636	681,537
Hotai Motor Co., Ltd.	513,567	1,510,671
Huaku Development Co., Ltd.	1,596,421	4,473,334
Hung Poo Real Estate Development Corp.	2,438,248	2,889,597
I-Chiun Precision Industry Co., Ltd.	189,086	212,192
Infortrend Technology, Inc.	302,000	385,119
Inventec Appliances Corp.	2,799,289	2,217,994
Inventec Co., Ltd.	7,460,378	3,805,474
I-Sheng Electric Wire & Cable Co., Ltd.	234,185	349,209
ITE Technology, Inc.	153,481	251,309
ITEQ Corp.	375,381	597,413
Kindom Construction Co., Ltd.	1,812,045	1,306,356
King Slide Works Co., Ltd.	38,948	193,373
Kinsus Interconnect Technology Corp.	547,368	1,691,998
KYE Systems Corp.	492,316	363,296
Largan Precision Co., Ltd.	127,160	3,442,074
LCY Chemical Corp.	1,080,556	3,108,668
Lien Hwa Industrial Corp.	542,449	378,155
LITE-ON IT Corp.	1,427,222	1,422,053

Investments	Shares	Fair Value

Macronix International	5,227,722	$3,466,600
Makalot Industrial Co., Ltd.	505,128	1,185,242
Merida Industry Co., Ltd.	801,555	1,485,547
Merry Electronics Co., Ltd.	613,268	959,323
Micro-Star International Co., Ltd.	1,345,420	686,287
MIN AIK Technology Co., Ltd.	164,819	475,852
Mitac International Corp.	1,055,798	454,180
Nantex Industry Co., Ltd.	188,310	159,452
National Petroleum Co., Ltd.	529,250	676,714
Nien Hsing Textile Co., Ltd.	1,232,948	972,724
Novatek Microelectronics Corp.	1,430,417	4,212,474
Oriental Union Chemical Corp.	1,730,698	2,436,567
Paragon Technologies Co., Ltd.	128,606	232,227
Phihong Technology Co., Ltd.	318,363	534,818
Pou Chen Corp.	3,107,908	2,869,424
Powertech Technology, Inc.	893,890	2,799,628
Radiant Opto-Electronics Corp.	823,447	1,979,756
Ralink Technology Corp.	153,251	489,878
Realtek Semiconductor Corp.	663,442	1,191,224
Richtek Technology Corp.	177,127	1,225,761
Senao International Co., Ltd.	895,240	2,347,202
Shih Wei Navigation Co., Ltd.	1,937,611	2,556,554
Shihlin Electric & Engineering Corp.	353,543	436,421
Shin Zu Shing Co., Ltd.	196,372	519,536
Silitech Technology Corp.	304,284	767,785
Sincere Navigation	1,919,687	2,095,521
Sonix Technology Co., Ltd.	344,302	659,181
Standard Foods Corp.	377,169	1,026,083
Star Comgistic Capital Co., Ltd.*	48,400	52,257
Sunrex Technology Corp.	364,157	366,553
Syncmold Enterprise Corp.	308,680	540,595
Taiflex Scientific Co., Ltd.	154,742	351,513
Taiwan Cogeneration Corp.	1,407,299	969,099
Taiwan Glass Industrial Corp.	544,494	688,799
Taiwan HON Chuan Enterprise Co., Ltd.	648,308	1,627,026
Taiwan Navigation Co., Ltd.	1,393,000	1,511,118
Taiwan Secom Co., Ltd.	1,343,936	2,422,206
Teco Electric and Machinery Co., Ltd.	3,305,683	2,315,715
Test Research, Inc.	171,965	282,451
Test-Rite International Co.	1,006,218	771,605
Ton Yi Industrial Corp.	3,489,037	1,898,376
Tong Hsing Electronic Industries Ltd.	139,820	698,945
Tripod Technology Corp.	377,344	1,661,743
Tsann Kuen Enterprise Co., Ltd.	392,894	805,656
TSRC Corp.	2,058,928	5,286,214
Tung Ho Steel Enterprise Corp.	2,454,559	2,850,499
TXC Corp.	531,970	987,726
U-Ming Marine Transport Corp.	4,218,681	8,980,648
United Integrated Services Co., Ltd.	359,031	499,968
Wah Lee Industrial Corp.	327,152	645,259
Wistron NeWeb Corp.	284,469	946,086
WPG Holdings Co., Ltd.	1,559,894	2,625,772
WT Microelectronics Co., Ltd.	186,942	285,437
Yageo Corp.	869,432	424,272

See Notes to Financial Statements.

92	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

March 31, 2011

Investments	Shares	Fair Value

Yieh Phui Enterprise Co., Ltd.	1,211,234	$465,439
Young Fast Optoelectronics Co., Ltd.	228,214	1,676,304
YungShin Global Holding Corp.	370,015	503,310
Yungtay Engineering Co., Ltd.	543,994	856,509
Zinwell Corp.	890,317	1,622,804

Total Taiwan		179,470,465
Thailand – 9.5%
Airports of Thailand PCL*	758,072	902,317
Asian Property Development PCL	8,734,386	1,819,363
Bangkok Dusit Medical Services PCL	1,393,516	2,384,343
Bangkok Expressway PCL	3,568,577	2,229,992
Bangkok Life Assurance PCL	535,501	628,543
BEC World PCL	5,560,606	6,205,008
Big C Supercenter PCL	559,139	1,465,094
Big C Supercenter PCL NVDR	114,800	300,807
Bumrungrad Hospital PCL	918,766	1,154,343
Central Pattana PCL	4,677,480	4,407,610
Delta Electronics Thai PCL	4,379,409	3,873,341
Electricity Generating PCL	1,770,903	5,459,967
Esso Thailand PCL	12,234,963	4,409,360
Glow Energy PCL	3,587,177	4,981,367
Hana Microelectronics PCL	2,558,896	2,030,534
Khon Kaen Sugar Industry PCL	1,028,638	459,137
Kiatnakin Bank PCL	1,554,610	1,811,870
Land and Houses PCL	25,422,963	5,841,944
LPN Development PCL	6,730,502	2,358,847
Major Cineplex Group PCL	1,453,557	648,802
MCOT PCL	2,644,710	2,535,844
Minor International PCL	3,277,031	1,300,194
Precious Shipping PCL	5,048,698	3,021,373
Preuksa Real Estate PCL	5,132,681	3,122,544
Quality Houses PCL	35,269,072	2,635,414
Ratchaburi Electricity Generating Holding PCL	4,489,689	5,640,872
Siam City Cement PCL	95,983	660,091
Siam Makro PCL	200,596	968,326
Thai Airways International PCL	433,302	540,822
Thai Tap Water Supply PCL	15,941,124	3,136,045
Thai Union Frozen Products PCL	2,060,359	3,133,626
Thai Vegetable Oil PCL	3,146,385	2,782,800
Thanachart Capital PCL	3,038,943	3,265,520
Thoresen Thai Agencies PCL	323,145	200,864
Tisco Financial Group PCL	1,364,407	1,759,361
TPI Polene PCL	1,031,489	409,253

Total Thailand		88,485,538
Turkey – 7.9%
Adana Cimento Sanayii TAS Class A	149,992	528,521
Akcansa Cimento A.S.	336,949	1,597,608
Aksa Akrilik Kimya Sanayii	734,333	1,731,368
Albaraka Turk Katilim Bankasi A.S.(a)	1,362,512	2,029,846
Anadolu Hayat Emeklilik A.S.(a)	748,590	2,472,914
Anadolu Sigorta(a)	1,922,307	1,481,715
Asya Katilim Bankasi A.S.(a)	863,013	1,682,592
Cimsa Cimento Sanayi ve Tica	362,080	2,380,485

Investments	Shares	Fair Value

Dogan Sirketler Grubu Holdings*	13,367,189	$10,390,016
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.(a)	1,343,883	2,054,321
Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret A.S.	64,524	3,803,274
Ford Otomotiv Sanayi A.S.	2,277,376	21,758,134
Hurriyet Gazetecilik A.S.	2,347,057	3,070,930
Mardin Cimento Sanayii ve Ticaret A.S.	144,017	738,812
Sekerbank TAS	2,030,398	2,275,214
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	1,970,664	3,152,858
Tekfen Holding A.S.	319,255	1,253,156
Tofas Turk Otomobil Fabrikasi A.S.(a)	1,148,634	6,487,734
Turcas Petrolculuk A.S.(a)	491,145	1,291,608
Ulker Biskuvi Sanayi A.S.	633,909	2,307,587
Yazicilar Holding A.S. Class A	99,932	873,843

Total Turkey		73,362,536
TOTAL COMMON STOCKS (Cost: $777,820,834)		907,986,358
EXCHANGE-TRADED FUNDS – 1.6%
United States – 1.6%
WisdomTree Emerging Markets Equity Income Fund(a)(b)	76,279	4,661,410
WisdomTree India Earnings Fund(a)(b)	408,361	10,123,269

TOTAL EXCHANGE-TRADED FUNDS (Cost: $14,244,383)		14,784,679
RIGHTS – 0.0%
Brazil – 0.0%
B2W Cia Global Do Varejo, expiring 4/26/11*	22,043	15,176
Chile – 0.0%
Sociedad Matriz Banco de Chile, expiring 4/29/11*	422,793	—
Philippines – 0.0%
Robinsons Land Corp., expiring 4/15/11*	4,097,395	143,503
TOTAL RIGHTS (Cost: $0)		158,679
WARRANTS – 0.0%
Malaysia – 0.0%
Kulim Malaysia Bhd, expiring 2/27/16* (Cost: $0)	272,250	88,091
TOTAL LONG-TERM INVESTMENTS (Cost: $792,065,217)		923,017,807
SHORT-TERM INVESTMENT – 0.1%
MONEY MARKET FUND – 0.1%
Invesco Treasury Fund Private Class, 0.02%(c)
(Cost: $1,179,319)	1,179,319	1,179,319

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	93

Schedule of Investments (concluded)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

March 31, 2011

Investments	Shares	Fair Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.5%
MONEY MARKET FUND – 1.5%
Dreyfus Institutional Preferred Money Market Fund, 0.19%(d)
(Cost: $13,501,000)(e)	13,501,000	$13,501,000
TOTAL INVESTMENTS IN SECURITIES – 101.1% (Cost: $806,745,536)		937,698,126
Liabilities in Excess of Foreign Currency and Other Assets – (1.1)%		(10,235,145)

NET ASSETS – 100.0%		$927,462,981
ADR	– American Depositary Receipt

NVDR	– Non Voting Depositary Receipt

PCL	– Public Company Limited

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2011 (See Note 2).

(b)	Affiliated companies (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2011.

(d)	Interest rate shown reflects yield as of March 31, 2011.

(e)	At March 31, 2011, the total market value of the Fund’s securities on loan was $12,492,324 and the total market value of the collateral held by the Fund was $13,501,000.

See Notes to Financial Statements.

94	WisdomTree International Dividend and Sector Funds

Schedule of Investments

WisdomTree Middle East Dividend Fund (GULF)

March 31, 2011

Investments	Shares	Fair Value

COMMON STOCKS – 98.4%
Egypt – 9.9%
Commercial International Bank Egypt S.A.E	9,562	$52,387
Eastern Co.	1,190	21,042
Egyptian Co. For Mobile Services	13,810	365,370
Egyptian Financial Group-Hermes Holding S.A.E	936	3,440
Ghabbour Auto	12,135	54,816
Maridive & Oil Services S.A.E	20,303	67,609
National Societe Generale Bank S.A.E	14,734	94,320
Orascom Construction Industries	10,252	423,292
Sidi Kerir Petrochemcials Co.	115,235	280,377
Telecom Egypt	197,574	572,217

Total Egypt		1,934,870
Jordan – 1.5%
Arab Bank PLC	13,950	176,759
Jordan Petroleum Refinery Co.	2,526	16,804
Jordan Phosphate Mines	4,809	94,689

Total Jordan		288,252
Kuwait – 23.0%
Gulf Cable & Electrical Industries Co.	10,000	56,257
Kuwait Finance House	81,646	312,098
Kuwait Portland Cement Co.	10,000	57,699
Kuwait Projects Co. Holdings KSC	27,008	34,576
Mobile Telecommunications Co. KSC	627,624	2,987,607
National Bank of Kuwait	155,017	637,286
National Mobile Telecommunication Co. KSC	65,000	412,550

Total Kuwait		4,498,073
Morocco – 11.7%
Attijariwafa Bank	4,727	230,884
Douja Promotion Groupe Addoha S.A.	7,372	96,128
Maroc Telecom	101,241	1,969,726

Total Morocco		2,296,738
Oman – 3.4%
Oman Telecommunications Co.	195,579	558,797
Raysut Cement Co.	25,425	71,916
Renaissance Services S.A.O.G	13,201	33,740

Total Oman		664,453
Qatar – 27.3%
Barwa Real Estate Co.	11,833	116,500
Commercial Bank of Qatar	19,847	419,691
Doha Bank QSC	24,222	390,474
Gulf International Services OSC	11,680	85,965
Industries Qatar QSC	39,638	1,493,514
Qatar Electricity & Water Co.	16,256	615,632
Qatar Gas Transport Co. Nakilat	20,475	103,294
Qatar Insurance Co.	7,794	172,092
Qatar International Islamic Bank	11,536	142,564
Qatar Islamic Bank	17,296	384,746
Qatar National Bank S.A.Q	16,807	633,269
Qatar Telecom Q-Tel QSC	21,216	790,655

Total Qatar		5,348,396

Investments	Shares	Fair Value

United Arab Emirates – 21.6%
Air Arabia	1,255,108	$259,722
Aldar Properties PJSC	142,610	59,021
DP World Ltd.	488,280	290,527
Drake & Scull International	1,360,005	399,925
Dubai Financial Market	800,744	285,614
Dubai Investments PJSC	1,411,493	324,751
Dubai Islamic Bank PJSC	799,203	483,086
Emirates NBD PJSC	875,428	788,975
First Gulf Bank PJSC	118,294	515,344
Gulf Navigation Holding*	1,475,296	136,575
National Bank of Abu Dhabi PJSC	188,133	498,929
Tamweel PJSC*†	65,235	–
Waha Capital PJSC	829,137	185,121

Total United Arab Emirates		4,227,590
TOTAL INVESTMENTS IN SECURITIES – 98.4% (Cost: $17,390,252)		19,258,372
Other Assets in Excess of Foreign Currency and Liabilities – 1.6%		312,668

NET ASSETS – 100.0%		$19,571,040
*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	95

Schedule of Investments

WisdomTree International Hedged Equity Fund (HEDJ)

March 31, 2011

Investments	Shares	Fair Value

COMMON STOCKS – 100.3%
Australia – 11.5%
Adelaide Brighton Ltd.	3,548	$11,815
AGL Energy Ltd.	1,182	17,492
Amalgamated Holdings Ltd.	2,191	13,482
Amcor Ltd.	2,658	19,406
AMP Ltd.	7,576	42,543
Australia & New Zealand Banking Group Ltd.	7,167	176,474
Bank of Queensland Ltd.	1,192	12,228
Bendigo and Adelaide Bank Ltd.	1,229	12,112
BHP Billiton Ltd.	5,021	241,761
Brambles Ltd.	2,903	21,255
Cabcharge Australia Ltd.	1,943	11,092
Coal & Allied Industries Ltd.	324	40,054
Coca-Cola Amatil Ltd.	2,112	25,642
Cochlear Ltd.	146	12,530
Commonwealth Bank of Australia	3,829	207,491
Consolidated Media Holdings Ltd.	4,550	13,269
Crane Group Ltd.	1,004	10,611
Cromwell Property Group	17,179	12,525
Crown Ltd.	2,678	22,571
CSL Ltd.	652	24,092
CSR Ltd.	3,479	11,801
David Jones Ltd.(a)	2,978	14,629
DUET Group(b)	8,206	14,214
Envestra Ltd.(b)	23,972	14,874
Fleetwood Corp., Ltd.	897	11,234
Foster’s Group Ltd.	6,363	37,639
Goodman Fielder Ltd.	10,240	13,025
GWA International Ltd.	4,029	13,791
Harvey Norman Holdings Ltd.	4,431	13,747
Insurance Australia Group Ltd.	5,557	20,631
Leighton Holdings Ltd.	824	25,130
Lend Lease Group(b)	2,239	21,001
Macquarie Group Ltd.	672	25,435
Metcash Ltd.	3,971	17,084
Monadelphous Group Ltd.	755	16,709
National Australia Bank Ltd.	6,700	179,110
OneSteel Ltd.	4,134	10,431
Orica Ltd.	899	24,516
Origin Energy Ltd.	1,834	30,763
Perpetual Ltd.	353	10,619
Platinum Asset Management Ltd.	2,723	13,545
Primary Health Care Ltd.	3,398	11,596
QBE Insurance Group Ltd.	3,010	55,003
Rio Tinto Ltd.	332	29,098
Salmat Ltd.	2,060	7,754
Santos Ltd.	1,628	26,180
Sonic Healthcare Ltd.	1,356	16,800
SP AusNet(b)	14,513	13,208
Spark Infrastructure Group(c)	11,423	13,231
Suncorp Group Ltd.	3,404	29,852
TABCORP Holdings Ltd.	3,755	29,085
Tatts Group Ltd.	8,808	21,315

Investments	Shares	Fair Value

Telstra Corp., Ltd.	62,756	$183,015
Toll Holdings Ltd.	2,153	13,203
Transurban Group(b)	2,977	16,532
UGL Ltd.	903	14,652
Wesfarmers Ltd.	3,120	102,540
Westpac Banking Corp.	9,447	237,695
Woodside Petroleum Ltd.	985	47,672
Woolworths Ltd.	2,803	77,918
WorleyParsons Ltd.	617	19,767

Total Australia		2,454,489
Austria – 1.0%
Erste Group Bank AG	409	20,666
Oesterreichische Post AG	727	24,915
OMV AG	643	29,099
Raiffeisen International Bank Holding AG	328	18,228
Strabag SE	430	13,687
Telekom Austria AG	1,818	26,625
Verbund AG(a)	780	34,701
Vienna Insurance Group AG Wiener Versicherung Gruppe	341	19,502
Voestalpine AG	508	23,883

Total Austria		211,306
Belgium – 1.2%
Ageas	5,454	15,518
Anheuser-Busch InBev N.V.	727	41,469
Belgacom S.A.	1,276	49,498
Cie Maritime Belge S.A.	395	11,687
Cofinimmo	130	19,048
EVS Broadcast Equipment S.A.	138	8,793
Mobistar S.A.	381	26,450
Solvay S.A.	267	31,672
Tessenderlo Chemie N.V.	412	14,786
UCB S.A.	382	14,526
Umicore S.A.	289	14,352

Total Belgium		247,799
Denmark – 0.5%
FLSmidth & Co. A/S	77	6,568
H. Lundbeck A/S	836	19,412
Novo Nordisk A/S Class B	462	58,123
Tryg A/S	294	17,313

Total Denmark		101,416
Finland – 1.6%
Fortum Oyj(a)	2,104	71,540
Kone Oyj Class B	534	30,767
Konecranes Oyj	305	14,140
Metso Oyj(a)	269	14,483
Nokia Oyj	8,740	74,852
Orion Oyj Class B(a)	567	13,775
Pohjola Bank PLC Class A	1,083	14,785
Sampo Oyj Class A	1,404	44,849
Sanoma Oyj	762	17,269
UPM-Kymmene Oyj*	1,322	27,991
Wartsila Oyj	646	25,256

Total Finland		349,707

See Notes to Financial Statements.

96	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree International Hedged Equity Fund (HEDJ)

March 31, 2011

Investments	Shares	Fair Value

France – 16.3%
Accor S.A.	596	$26,816
Aeroports de Paris	207	19,094
Air Liquide S.A.	405	53,887
Alstom S.A.	564	33,395
AXA S.A.	5,171	108,201
BNP Paribas	1,965	143,916
Bouygues S.A.	982	47,221
Canal Plus	1,481	11,755
Cap Gemini S.A.	328	19,077
Carrefour S.A.	1,279	56,701
Casino Guichard Perrachon S.A.	313	29,667
CFAO S.A.	315	11,839
Christian Dior S.A.	250	35,240
Cie Generale des Etablissements Michelin Class B	178	15,055
Cie Generale d’Optique Essilor International S.A.	179	13,311
Ciments Francais S.A.	185	18,708
CNP Assurances	1,857	39,476
Compagnie de Saint-Gobain	993	60,883
Credit Agricole S.A.	6,272	103,069
Danone	1,015	66,395
Eiffage S.A.	252	15,159
Electricite de France S.A.	3,480	144,302
Eutelsat Communications S.A.	475	18,999
France Telecom S.A.	14,859	333,376
GDF Suez	7,764	316,764
ICADE	177	21,873
Klepierre	669	27,190
Lafarge S.A.	751	46,909
Lagardere SCA	528	22,572
Legrand S.A.	644	26,827
L’Oreal S.A.	653	76,172
LVMH Moet Hennessy Louis Vuitton S.A.	529	83,854
M-6 Metropole Television S.A.	1,254	32,815
Neopost S.A.	239	20,964
Nexity	311	15,445
PagesJaunes Groupe	2,316	23,227
Pernod-Ricard S.A.	134	12,531
PPR	254	38,983
Publicis Groupe S.A.	375	21,060
Rallye S.A.	305	13,818
Remy Cointreau S.A.	206	15,535
Sanofi-Aventis S.A.	3,321	233,167
Schneider Electric S.A.	373	63,836
SCOR SE	897	24,459
Societe Generale	278	18,088
Societe Immobiliere de Location pour l’Industrie et le Commerce	122	17,123
Societe Television Francaise 1	863	15,866
Sodexo	302	22,084
Suez Environnement Co.	1,385	28,696
Technip S.A.	222	23,707
TOTAL S.A.	7,940	484,002
Vallourec S.A.	340	38,194

Investments	Shares	Fair Value

Veolia Environnement S.A.	1,524	$47,450
Vinci S.A.	1,345	84,164
Vivendi S.A.	5,598	160,074

Total France		3,502,991
Germany – 7.1%
Allianz SE	953	133,928
BASF SE	1,599	138,486
Bayer AG	1,097	85,061
Bayerische Motoren Werke AG	333	27,763
Bilfinger Berger SE	211	18,340
Delticom AG	98	8,880
Deutsche Bank AG	437	25,727
Deutsche Boerse AG	392	29,789
Deutsche Post AG	2,813	50,777
Deutsche Telekom AG	15,525	239,483
E.ON AG	5,051	154,468
Fielmann AG	197	18,633
Fraport AG Frankfurt Airport Services Worldwide	232	17,025
Fresenius Medical Care AG & Co. KGaA	304	20,444
Hamburger Hafen und Logistik AG	251	11,692
Hannover Rueckversicherung AG	343	18,752
Hochtief AG	147	15,833
Linde AG	194	30,683
Merck KGAA(a)	171	15,453
Metro AG	427	29,216
Muenchener Rueckversicherungs AG	466	73,404
RWE AG	1,399	89,230
Salzgitter AG	214	16,915
SAP AG	824	50,515
Siemens AG	878	120,498
ThyssenKrupp AG	603	24,670
United Internet AG Registered Shares	823	14,833
Volkswagen AG	319	49,027

Total Germany		1,529,525
Hong Kong – 4.8%
Bank of East Asia Ltd.	3,600	15,297
BOC Hong Kong Holdings Ltd.	23,000	74,959
Cheung Kong (Holdings) Ltd.	3,000	48,906
China Merchants Holdings International Co., Ltd.	2,000	8,447
China Mobile Ltd.	29,500	271,743
China Overseas Land & Investment Ltd.	4,000	8,136
China Resources Enterprise Ltd.	2,000	8,125
China Resources Power Holdings Co., Ltd.	4,000	7,704
China Unicom Hong Kong Ltd.	18,000	29,899
Citic Pacific Ltd.	7,000	19,439
CLP Holdings Ltd.	4,500	36,390
CNOOC Ltd.	55,000	138,592
Fushan International Energy Group Ltd.	18,000	12,959
Hang Seng Bank Ltd.	4,400	71,050
Hong Kong & China Gas Co., Ltd.	7,600	18,232
Hong Kong Exchanges and Clearing Ltd.	1,800	39,109
Hutchison Whampoa Ltd.	7,000	82,886
MTR Corp.	7,000	25,919

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	97

Schedule of Investments (continued)

WisdomTree International Hedged Equity Fund (HEDJ)

March 31, 2011

Investments	Shares	Fair Value

New World Development Ltd.	8,000	$14,132
Power Assets Holdings Ltd.	4,500	30,084
Shanghai Industrial Holdings Ltd.	1,000	3,831
Sino Land Co., Ltd.	8,000	14,214
Sun Hung Kai Properties Ltd.	2,000	31,678
Wharf Holdings Ltd.	4,000	27,590

Total Hong Kong		1,039,321
Ireland – 0.2%
CRH PLC	1,403	32,215
DCC PLC	538	17,155

Total Ireland		49,370
Italy – 5.0%
A2A SpA	16,165	26,220
Assicurazioni Generali SpA	1,544	33,480
Atlantia SpA	1,534	35,200
Banca Carige SpA	6,731	15,961
Banca Popolare di Sondrio S.c.r.l.*	1,364	11,614
Enel SpA	44,659	281,895
ENI SpA	11,116	273,376
Fiat SpA	1,212	10,990
Finmeccanica SpA	1,373	17,302
Intesa Sanpaolo SpA	19,268	57,093
Iren SpA	7,040	13,127
Lottomatica SpA	585	10,551
Mediaset SpA	2,943	18,727
Parmalat SpA	7,903	26,513
Pirelli & C SpA	1,676	14,746
Prysmian SpA	672	14,438
Saipem SpA	562	29,916
Snam Rete Gas SpA	9,344	52,589
Telecom Italia SpA	39,903	61,440
Terna Rete Elettrica Nazionale SpA	6,057	29,036
UniCredit SpA	12,597	31,176
Unione di Banche Italiane SCPA	1,383	11,835

Total Italy		1,077,225
Japan – 10.5%
Aeon Co., Ltd.	1,200	13,957
Airport Facilities Co., Ltd.	1,900	8,253
Aisin Seiki Co., Ltd.	500	17,423
Ajinomoto Co., Inc.	1,000	10,461
Asahi Glass Co., Ltd.	1,000	12,621
Asahi Kasei Corp.	2,000	13,538
Astellas Pharma, Inc.	1,000	37,162
Bank of Yokohama Ltd. (The)	2,000	9,532
Bridgestone Corp.	800	16,824
CAC Corp.	1,000	8,325
Canon, Inc.	1,800	78,620
Chiyoda Co., Ltd.	1,000	12,705
Chubu Electric Power Co., Inc.	1,200	26,786
Chugai Pharmaceutical Co., Ltd.	900	15,550
Chugoku Electric Power Co., Inc. (The)	900	16,701
Circle K Sunkus Co., Ltd.	900	13,791
Coca-Cola West Co., Ltd.	900	17,212

Investments	Shares	Fair Value

Cosmo Oil Co., Ltd.	4,000	$12,500
Dai Nippon Printing Co., Ltd.	2,000	24,445
Daiichi Sankyo Co., Ltd.	1,400	27,128
Daikin Industries Ltd.	200	6,011
Daito Trust Construction Co., Ltd.	200	13,827
Daiwa House Industry Co., Ltd.	1,000	12,331
Daiwa Securities Group, Inc.	2,000	9,218
Denso Corp.	700	23,311
East Japan Railway Co.	400	22,321
Eisai Co., Ltd.	900	32,403
Fast Retailing Co., Ltd.	100	12,560
FUJIFILM Holdings Corp.	600	18,649
Honda Motor Co., Ltd.	1,200	45,246
House Foods Corp.	1,000	16,409
Hoya Corp.	900	20,610
ITOCHU Corp.	2,500	26,273
Itochu Techno-Solutions Corp.	200	6,498
Japan Tobacco, Inc.	9	32,631
JS Group Corp.	900	23,456
Kajima Corp.(a)	6,000	16,868
Kaken Pharmaceutical Co., Ltd.	1,000	11,993
Kandenko Co., Ltd.	3,000	17,012
Kansai Electric Power Co., Inc. (The)	1,200	26,221
Kao Corp.	900	22,533
KDDI Corp.	6	37,283
Kirin Holdings Co., Ltd.	1,000	13,188
Komatsu Ltd.	600	20,451
Konami Corp.	800	14,865
Konica Minolta Holdings, Inc.	500	4,205
Kubota Corp.	1,000	9,459
Kyocera Corp.	200	20,343
Kyoto Kimono Yuzen Co., Ltd.	700	7,812
Kyushu Electric Power Co., Inc.	900	17,646
Lawson, Inc.	300	14,515
Marubeni Corp.	2,000	14,455
Maruichi Steel Tube Ltd.	800	19,836
MEIJI Holdings Co., Ltd.	200	8,072
Mitsubishi Chemical Holdings Corp.	2,000	12,621
Mitsubishi Corp.	1,600	44,575
Mitsubishi Heavy Industries Ltd.	2,000	9,218
Mitsubishi Tanabe Pharma Corp.	1,000	16,289
Mitsubishi UFJ Financial Group, Inc.	16,000	74,131
Mitsui & Co., Ltd.	1,500	26,985
Mitsui Fudosan Co., Ltd.	1,000	16,566
Mizuho Financial Group, Inc.	29,800	49,619
MS&AD Insurance Group Holdings	800	18,282
NEC Mobiling Ltd.	300	9,205
Nichirei Corp.	2,000	8,567
Nippon Express Co., Ltd.	3,000	11,547
Nippon Kayaku Co., Ltd.	1,000	9,097
Nippon Telegraph & Telephone Corp.	2,200	99,143
Nomura Research Institute Ltd.	500	11,076
NTT DoCoMo, Inc.	72	127,008
OJI Paper Co., Ltd.(a)	2,000	9,532

See Notes to Financial Statements.

98	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree International Hedged Equity Fund (HEDJ)

March 31, 2011

Investments	Shares	Fair Value

Oracle Corp.	500	$20,904
Panasonic Corp.	1,400	17,872
Park24 Co., Ltd.	1,500	14,587
Ricoh Co., Ltd.	1,000	11,776
Sankyo Co., Ltd.	200	10,292
Secom Co., Ltd.(a)	500	23,317
Seven & I Holdings Co., Ltd.	1,200	30,724
Sharp Corp.	1,000	9,954
Shimizu Corp.	2,000	8,928
Shin-Etsu Chemical Co., Ltd.	500	24,946
Shiseido Co., Ltd.	800	13,900
Showa Shell Sekiyu K.K.	2,300	24,088
Sony Corp.	600	19,286
Sumitomo Corp.	1,800	25,823
Sumitomo Electric Industries Ltd.	1,400	19,443
Sumitomo Metal Industries Ltd.	9,000	20,198
Sumitomo Mitsui Financial Group, Inc.	1,800	56,163
Sumitomo Mitsui Trust Holdings, Inc.	2,980	10,607
T&D Holdings, Inc.	100	2,473
Taisei Corp.	7,000	17,314
Takeda Pharmaceutical Co., Ltd.	1,600	74,903
Tohoku Electric Power Co., Inc.	1,000	16,952
Tokai Tokyo Financial Holdings, Inc.	2,000	6,853
Tokio Marine Holdings, Inc.	900	24,151
Tokyo Electric Power Co., Inc. (The)	1,500	8,434
Tokyo Tekko Co., Ltd.	3,000	9,701
TonenGeneral Sekiyu K.K.	2,000	24,783
Toppan Printing Co., Ltd.	2,000	15,830
Toyota Motor Corp.	2,100	84,882
Trend Micro, Inc.	500	13,363
Yahoo! Japan Corp.	39	14,004

Total Japan		2,241,957
Netherlands – 1.6%
Akzo Nobel N.V.	350	24,079
CSM	367	12,994
Fugro N.V. CVA	216	19,060
Heineken N.V.	402	21,995
Koninklijke DSM N.V.	400	24,610
Koninklijke KPN N.V.(a)	4,337	73,979
Koninklijke Philips Electronics N.V.(a)	1,163	37,225
Reed Elsevier N.V.	1,515	19,521
TNT N.V.	448	11,507
Unilever N.V. CVA	2,208	69,326
Wolters Kluwer N.V.	787	18,428

Total Netherlands		332,724
New Zealand – 0.2%
Telecom Corp. of New Zealand Ltd.	11,161	17,111
TrustPower Ltd.	2,729	14,987
Warehouse Group Ltd. (The)	4,441	11,890

Total New Zealand		43,988
Norway – 1.6%
Aker ASA	523	16,120
Aker Solutions ASA	771	17,715

Investments	Shares	Fair Value

DnB NOR ASA	2,041	$31,306
Fred Olsen Energy ASA	437	19,197
Marine Harvest ASA	16,976	21,083
Orkla ASA	3,028	29,340
Statoil ASA	5,464	151,422
Telenor ASA	2,108	34,678
Yara International ASA	340	17,222

Total Norway		338,083
Portugal – 0.9%
Banco Comercial Portugues S.A. Class R	11,289	9,228
Banco Espirito Santo S.A.	2,919	11,971
Brisa Auto-Estradas de Portugal S.A.	2,559	17,333
Cimpor Cimentos de Portugal, SGPS, S.A.	2,182	15,835
EDP-Energias de Portugal S.A.	11,310	44,106
Galp Energia, SGPS, S.A. Class B	1,141	24,458
Novabase, SGPS, S.A.	2,651	11,662
Portugal Telecom, SGPS, S.A.	3,038	35,111
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.	2,848	14,954

Total Portugal		184,658
Singapore – 2.0%
Chip Eng Seng Corp., Ltd.	23,000	9,032
Cityspring Infrastructure Trust	34,000	14,701
DBS Group Holdings Ltd.	4,000	46,458
Fraser and Neave Ltd.	2,000	9,536
Keppel Corp., Ltd.	4,000	39,032
Oversea-Chinese Banking Corp., Ltd.	5,000	38,001
SembCorp Industries Ltd.	6,000	24,800
SembCorp Marine Ltd.	4,000	18,532
Singapore Exchange Ltd.(a)	2,000	12,455
Singapore Press Holdings Ltd.	8,000	25,006
Singapore Technologies Engineering Ltd.	9,000	23,277
Singapore Telecommunications Ltd.	26,000	62,293
StarHub Ltd.	10,000	21,420
United Overseas Bank Ltd.	2,000	29,829
UOB-Kay Hian Holdings Ltd.	12,000	16,755
Venture Corp., Ltd.	2,000	15,248
Wilmar International Ltd.	4,000	17,326

Total Singapore		423,701
Spain – 7.6%
Abertis Infraestructuras, S.A.	1,982	43,118
Acciona S.A.	203	22,090
ACS Actividades de Construccion y Servicios, S.A.	1,066	50,042
Antena 3 de Television S.A.	890	8,285
Banco Bilbao Vizcaya Argentaria S.A.(a)	8,654	105,137
Banco Espanol de Credito S.A.	2,712	24,589
Banco Popular Espanol S.A.(a)	3,712	21,850
Banco Santander S.A.	25,968	301,885
Bankinter, S.A.(a)	1,601	10,996
Bolsas y Mercados Espanoles S.A.	526	16,026
Criteria Caixacorp S.A.	10,841	76,569
Ebro Foods S.A.*	972	22,870
Enagas S.A.	926	20,920

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	99

Schedule of Investments (continued)

WisdomTree International Hedged Equity Fund (HEDJ)

March 31, 2011

Investments	Shares	Fair Value

Endesa S.A.	1,452	$45,054
Ferrovial S.A.	1,392	17,482
Fomento de Construcciones y Contratas S.A.	678	22,476
Gas Natural SDG S.A.	3,111	58,518
Grifols S.A.	776	13,545
Iberdrola S.A.	15,753	137,171
Inditex S.A.	720	57,852
Mapfre S.A.	5,044	19,033
Red Electrica Corp. S.A.	412	23,445
Repsol YPF S.A.	3,336	114,447
Telefonica S.A.	15,304	383,647
Zardoya Otis S.A.	1,322	21,950

Total Spain		1,638,997
Sweden – 2.9%
Alfa Laval AB	795	17,278
Assa Abloy AB Class B	715	20,571
Atlas Copco AB Class A	1,717	45,671
Electrolux AB Series B	590	15,217
Hakon Invest AB	1,006	17,749
Hennes & Mauritz AB Class B	2,738	90,972
Kungsleden AB	1,662	16,334
Nordea Bank AB(a)	6,120	67,036
Peab AB	1,986	17,709
Ratos AB Class B	508	20,067
Skandinaviska Enskilda Banken AB Class A(a)	2,975	26,551
Skanska AB Class B	1,407	29,642
SKF AB Class B	781	22,755
Svenska Cellulosa AB Class B	1,456	23,450
Svenska Handelsbanken AB Class A	1,146	37,604
Swedish Match AB	536	17,834
Tele2 AB Class B	725	16,756
Telefonaktiebolaget LM Ericsson Class B	3,911	50,465
TeliaSonera AB	8,495	73,458

Total Sweden		627,119
Switzerland – 5.6%
Baloise Holding AG	160	15,915
Credit Suisse Group AG	1,754	74,830
Geberit AG	115	25,141
Holcim Ltd.	301	22,768
Kuehne + Nagel International AG	143	20,086
Nestle S.A.	4,779	275,033
Novartis AG	4,235	230,626
Partners Group Holding AG	85	16,315
Roche Holding AG	1,365	201,255
Schindler Holding AG	160	19,396
SGS S.A.	18	32,169
Sulzer AG	89	13,464
Swatch Group AG (The)	40	17,756
Swiss Reinsurance Co., Ltd.	360	20,679
Swisscom AG	117	52,371
Syngenta AG	103	33,607
Vontobel Holding AG	477	18,510
Zurich Financial Services AG	418	117,470

Total Switzerland		1,207,391

Investments	Shares	Fair Value

United Kingdom – 18.2%
Admiral Group PLC	727	$18,109
Antofagasta PLC	1,094	23,867
Ashmore Group PLC	2,731	14,508
Associated British Foods PLC	1,112	17,682
AstraZeneca PLC	3,137	143,965
Atkins WS PLC	710	7,978
Aviva PLC	9,530	66,115
BAE Systems PLC	8,461	44,065
Barclays PLC	5,751	25,586
Berendsen PLC	1,717	13,238
BG Group PLC	1,833	45,572
BHP Billiton PLC	3,039	119,836
British American Tobacco PLC	4,321	173,297
British Land Co. PLC	2,595	22,982
British Sky Broadcasting Group PLC	2,613	34,555
BT Group PLC	9,254	27,531
Cable & Wireless Communications PLC	26,854	19,612
Centrica PLC	10,612	55,335
Chaucer Holdings PLC	14,566	13,134
Compass Group PLC	2,472	22,210
De La Rue PLC	458	5,796
Diageo PLC	4,170	79,209
Electrocomponents PLC	4,142	17,747
Eurasian Natural Resources Corp. PLC	800	12,009
F&C Asset Management PLC	6,751	8,203
Firstgroup PLC	2,153	11,261
Fresnillo PLC	628	15,533
G4S PLC	3,000	12,282
Game Group PLC	7,235	6,552
GlaxoSmithKline PLC	12,471	237,786
Go-Ahead Group PLC	450	9,666
Halfords Group PLC	1,473	8,221
Hargreaves Lansdown PLC	2,073	20,270
Hays PLC	8,401	15,661
HMV Group PLC(a)	9,469	2,315
Home Retail Group PLC	4,474	13,848
HSBC Holdings PLC	27,784	285,478
ICAP PLC	2,165	18,324
IG Group Holdings PLC	1,551	11,352
IMI PLC	867	14,314
Imperial Tobacco Group PLC	2,020	62,395
Inmarsat PLC	1,132	10,960
Intercontinental Hotels Group PLC	513	10,509
International Power PLC	3,317	16,376
Interserve PLC	1,799	7,937
J. Sainsbury PLC	4,474	24,046
Johnson Matthey PLC	386	11,509
Kingfisher PLC	4,645	18,309
Laird PLC	3,213	7,107
Legal & General Group PLC	14,160	26,148
London Stock Exchange Group PLC	620	8,274
Man Group PLC	10,339	40,753
National Grid PLC	8,614	82,018

See Notes to Financial Statements.

100	WisdomTree International Dividend and Sector Funds

Schedule of Investments (concluded)

WisdomTree International Hedged Equity Fund (HEDJ)

March 31, 2011

Investments	Shares	Fair Value

Next PLC	392	$12,441
Northern Foods PLC	6,716	7,832
Pearson PLC	1,700	30,002
Premier Farnell PLC	1,734	7,541
Provident Financial PLC(a)	897	13,803
Prudential PLC	4,292	48,606
Reckitt Benckiser Group PLC	1,104	56,664
Reed Elsevier PLC	2,767	23,951
Rexam PLC	3,574	20,819
Rio Tinto PLC	688	48,293
Robert Wiseman Dairies PLC	1,447	7,962
Royal Dutch Shell PLC Class A	8,316	301,794
Royal Dutch Shell PLC Class B	7,977	288,980
RSA Insurance Group PLC	12,469	26,283
SABMiller PLC	1,492	52,795
Sage Group PLC (The)	4,353	19,405
Scottish & Southern Energy PLC	2,768	55,950
Segro PLC	2,730	14,069
Severn Trent PLC	925	21,663
Smiths Group PLC	897	18,649
Stagecoach Group PLC	3,427	11,833
Standard Chartered PLC	2,392	62,000
Standard Life PLC	7,883	26,131
Tate & Lyle PLC	1,608	14,885
Tesco PLC	11,265	68,798
Thomas Cook Group PLC	4,203	11,494
TUI Travel PLC(a)	3,092	11,251
Tullett Prebon PLC	1,330	8,726
Unilever PLC	2,048	62,374
United Utilities Group PLC	2,621	24,851
Vedanta Resources PLC	266	10,144
Vodafone Group PLC	147,142	416,295
WM Morrison Supermarkets PLC	4,999	22,116
Xstrata PLC	886	20,692

Total United Kingdom		3,890,437
TOTAL COMMON STOCKS (Cost: $18,441,868)		21,492,204
SHORT-TERM INVESTMENT – 0.1%
MONEY MARKET FUND – 0.1%
Invesco Treasury Fund Private Class, 0.02%(d) (Cost: $26,078)	26,078	26,078
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.8%
MONEY MARKET FUND – 2.8%
Dreyfus Institutional Preferred Money Market Fund, 0.19%(e)
(Cost: $589,000)(f)	589,000	589,000
TOTAL INVESTMENTS IN SECURITIES—103.2% (Cost: $19,056,946)		22,107,282
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (3.2)%		(682,522)

NET ASSETS – 100.0%		$21,424,760
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2011 (See Note 2).

(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. Such securities are considered liquid, and may be sold in transactions exempt from registration, normally only to dealers in that program or other “accredited investors.” At March 31, 2011, the aggregate value of these securities amounted to $13,231 representing 0.1% of net assets.

(d)	Rate shown represents annualized 7-day yield as of March 31, 2011.

(e)	Interest rate shown reflects yield as of March 31, 2011.

(f)	At March 31, 2011, the total market value of the Fund’s securities on loan was $410,924 and the total market value of the collateral held by the Fund was $589,000.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	101

Schedule of Investments

WisdomTree International Basic Materials Sector Fund (DBN)

March 31, 2011

Investments	Shares	Fair Value

COMMON STOCKS – 99.6%
Australia – 21.4%
Adelaide Brighton Ltd.	62,679	$208,719
Alumina Ltd.	72,689	184,921
Amcor Ltd.	73,045	533,309
Ausdrill Ltd.	33,732	132,559
BHP Billiton Ltd.	120,178	5,786,572
Boral Ltd.	28,272	146,187
Brickworks Ltd.	13,279	150,920
Incitec Pivot Ltd.	31,623	141,604
MacArthur Coal Ltd.	10,016	120,153
Newcrest Mining Ltd.	5,295	218,047
OneSteel Ltd.	58,410	147,388
Orica Ltd.	20,908	570,172
Rio Tinto Ltd.	9,088	796,510
Sims Metal Management Ltd.	4,607	83,423

Total Australia		9,220,484
Austria – 1.2%
Voestalpine AG	11,023	518,244
Belgium – 2.2%
Solvay S.A.	5,352	634,868
Tessenderlo Chemie N.V.	3,272	117,429
Umicore S.A.	4,323	214,686

Total Belgium		966,983
Denmark – 0.4%
Novozymes A/S Class B	1,060	162,507
Finland – 3.0%
Ahlstrom Oyj	4,877	120,286
Huhtamaki Oyj*(a)	10,709	151,971
Kemira Oyj(a)	6,791	109,767
Outokumpu Oyj(a)	7,132	123,679
Rautaruukki Oyj(a)	7,208	173,073
UPM-Kymmene Oyj*(a)	29,619	627,122

Total Finland		1,305,898
France – 10.3%
Air Liquide S.A.	12,769	1,698,977
Arkema S.A.	2,426	220,645
Ciments Francais S.A.	3,573	361,320
Eramet	394	145,820
Imerys S.A.	3,255	238,950
Lafarge S.A.	23,059	1,440,304
Rhodia S.A.	3,508	102,850
Sa des Ciments Vicat	2,925	249,093

Total France		4,457,959
Germany – 14.4%
BASF SE	48,878	4,233,210
K+S AG	1,393	105,304
Lanxess AG	1,642	122,986
Linde AG	5,210	824,007
Salzgitter AG	2,563	202,589
Symrise AG	4,826	141,697

Investments	Shares	Fair Value

ThyssenKrupp AG	10,861	$444,352
Wacker Chemie AG	728	163,954

Total Germany		6,238,099
Hong Kong – 0.8%
Fosun International Ltd.	139,500	107,071
Fushan International Energy Group Ltd.	316,284	227,712

Total Hong Kong		334,783
Ireland – 1.8%
CRH PLC	34,615	794,796
Italy – 0.6%
Buzzi Unicem SpA	6,206	90,535
Italcementi SpA	7,566	77,467
Italmobiliare SpA	2,802	112,609

Total Italy		280,611
Japan – 12.8%
Air Water, Inc.	9,000	110,002
Asahi Kasei Corp.	41,000	277,522
Denki Kagaku Kogyo K.K.	12,000	59,363
DIC Corp.	40,000	93,147
DOWA Holdings Co., Ltd.(a)	17,266	107,912
Hitachi Chemical Co., Ltd.	6,991	142,637
Hitachi Metals Ltd.	9,000	113,803
Hokuetsu Kishu Paper Co., Ltd.	18,448	99,496
JFE Holdings, Inc.	5,928	174,092
JSR Corp.	7,244	145,876
Kaneka Corp.	22,255	155,473
Kobe Steel Ltd.	54,000	140,734
Kuraray Co., Ltd.	9,300	120,290
Kyoei Steel Ltd.	1,631	28,889
Maruichi Steel Tube Ltd.(a)	5,100	126,454
Mitsubishi Chemical Holdings Corp.	41,752	263,469
Mitsubishi Gas Chemical Co., Inc.	19,169	138,078
Nippon Kayaku Co., Ltd.	12,000	109,170
Nippon Paper Group, Inc.	8,203	175,383
Nippon Steel Corp.	52,000	166,892
Nissan Chemical Industries Ltd.	7,132	74,005
Nitto Denko Corp.	3,600	191,554
OJI Paper Co., Ltd.	40,000	190,637
Shin-Etsu Chemical Co., Ltd.	12,644	630,827
Showa Denko K.K.	47,298	95,304
Sumitomo Chemical Co., Ltd.	41,692	208,762
Sumitomo Metal Industries Ltd.	153,000	343,364
Sumitomo Metal Mining Co., Ltd.	13,045	225,234
Taiyo Holdings Co., Ltd.	2,900	89,575
Taiyo Nippon Sanso Corp.	12,936	108,164
Tokyo Tekko Co., Ltd.	7,962	25,746
Toray Industries, Inc.	25,000	182,493
Tosoh Corp.	28,936	104,390
Toyo Ink SC Holdings Co., Ltd.	18,700	95,892
Ube Industries Ltd.	32,840	105,002
Yamato Kogyo Co., Ltd.	3,374	112,765

Total Japan		5,532,396

See Notes to Financial Statements.

102	WisdomTree International Dividend and Sector Funds

Schedule of Investments (concluded)

WisdomTree International Basic Materials Sector Fund (DBN)

March 31, 2011

Investments	Shares	Fair Value

Netherlands – 3.2%
Akzo Nobel N.V.	10,934	$752,237
Koninklijke DSM N.V.	9,953	612,359

Total Netherlands		1,364,596
New Zealand – 0.5%
Fletcher Building Ltd.	30,381	216,437
Norway – 1.7%
Norsk Hydro ASA	27,506	225,548
Yara International ASA	9,615	487,029

Total Norway		712,577
Portugal – 1.3%
Cimpor Cimentos de Portugal, SGPS, S.A.	45,701	331,665
Portucel Empresa Produtora de Pasta e Papel S.A.	38,651	135,972
Semapa-Sociedade de Investimento e Gestao	7,877	94,344

Total Portugal		561,981
Sweden – 2.4%
Boliden AB	13,170	283,926
Holmen AB Class B(a)	3,754	129,846
Svenska Cellulosa AB Class B	37,690	607,017

Total Sweden		1,020,789
Switzerland – 4.5%
Givaudan S.A.	270	272,553
Holcim Ltd.	8,835	668,286
Syngenta AG	3,088	1,007,562

Total Switzerland		1,948,401
United Kingdom – 17.1%
Antofagasta PLC	25,278	551,469
BHP Billiton PLC	69,818	2,753,102
Croda International PLC	5,927	159,422
DS Smith PLC	17,149	54,703
Elementis PLC	41,039	100,057
Eurasian Natural Resources Corp. PLC	15,855	238,009
Ferrexpo PLC	14,134	97,874
Fresnillo PLC	15,076	372,882
Hill & Smith Holdinsgs PLC	5,934	32,959
Hochschild Mining PLC	2,656	27,439
Johnson Matthey PLC	8,690	259,091
Kazakhmys PLC	4,458	99,615
Mondi PLC	13,204	126,886
Rexam PLC	73,372	427,401
Rio Tinto PLC	19,868	1,394,598
Vedanta Resources PLC(a)	5,400	205,925
Xstrata PLC	19,994	466,959

Total United Kingdom		7,368,391
TOTAL COMMON STOCKS (Cost: $37,470,549)		43,005,932
EXCHANGE-TRADED FUND – 0.1%
United States – 0.1%
WisdomTree DEFA Fund(b) (Cost: $30,485)	666	33,107

Investments	Shares	Fair Value

SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $3,387)	3,387	$3,387
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.1%
MONEY MARKET FUND – 4.1%
Dreyfus Institutional Preferred Money Market Fund, 0.19%(d)
(Cost: $1,790,000)(e)	1,790,000	1,790,000
TOTAL INVESTMENTS IN SECURITIES – 103.8% (Cost: $39,294,421)		44,832,426
Liabilities in Excess of Foreign Currency and Other Assets – (3.8)%		(1,660,320)

NET ASSETS – 100.0%		$43,172,106
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2011 (See Note 2).

(b)	Affiliated companies (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2011.

(d)	Interest rate shown reflects yield as of March 31, 2011.

(e)	At March 31, 2011, the total market value of the Fund’s securities on loan was $1,703,736 and the total market value of the collateral held by the Fund was $1,790,000.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	103

Schedule of Investments

WisdomTree International Energy Sector Fund (DKA)

March 31, 2011

Investments	Shares	Fair Value

COMMON STOCKS – 99.6%
Australia – 15.9%
Beach Energy Ltd.	59,865	$60,052
Caltex Australia Ltd.	10,100	162,941
Coal & Allied Industries Ltd.	12,056	1,490,390
New Hope Corp., Ltd.	175,011	901,318
Origin Energy Ltd.	73,102	1,226,206
Santos Ltd.	75,753	1,218,186
Whitehaven Coal Ltd.	7,665	53,030
Woodside Petroleum Ltd.	31,491	1,524,108
WorleyParsons Ltd.	37,359	1,196,906

Total Australia		7,833,137
Austria – 2.8%
OMV AG	28,653	1,296,694
Schoeller-Bleckmann Oilfield Equipment AG	691	68,024

Total Austria		1,364,718
Finland – 0.4%
Neste Oil Oyj(a)	9,041	186,678
France – 11.8%
Bourbon S.A.(a)	16,031	759,836
Etablissements Maurel et Prom	5,069	97,831
Technip S.A.	11,771	1,256,993
TOTAL S.A.	60,567	3,692,009

Total France		5,806,669
Hong Kong – 6.3%
CNOOC Ltd.	1,235,618	3,113,588
Italy – 9.2%
ENI SpA	126,357	3,107,498
ERG SpA	12,468	177,464
Saipem SpA	23,715	1,262,360

Total Italy		4,547,322
Japan – 4.7%
AOC Holdings, Inc.*	600	4,039
Cosmo Oil Co., Ltd.(a)	21,000	65,625
Idemitsu Kosan Co., Ltd.	400	47,008
Itochu Enex Co., Ltd.	5,900	33,885
Japan Drilling Co., Ltd.	1,063	44,826
Modec, Inc.(a)	200	3,661
San-Ai Oil Co., Ltd.	6,000	32,143
Shinko Plantech Co., Ltd.	2,000	23,238
Showa Shell Sekiyu K.K.	98,000	1,026,351
Sinanen Co., Ltd.	8,000	36,873
TonenGeneral Sekiyu K.K.	81,250	1,006,802

Total Japan		2,324,451
Netherlands – 4.9%
Fugro N.V. CVA	13,225	1,166,969
SBM Offshore N.V.	43,493	1,264,045

Total Netherlands		2,431,014
Norway – 12.5%
Aker ASA	35,694	1,100,163
Aker Solutions ASA	48,574	1,116,058
Fred Olsen Energy ASA	24,448	1,073,958

Investments	Shares	Fair Value

Statoil ASA	103,417	$2,865,969

Total Norway		6,156,148
Portugal – 2.4%
Galp Energia, SGPS, S.A. Class B	56,139	1,203,368
Singapore – 0.6%
Boustead Singapore Ltd.	77,000	61,087
China Aviation Oil Singapore Corp., Ltd.	36,000	38,270
Ezra Holdings Ltd.	28,000	39,096
Falcon Energy Group Ltd.	100,798	27,988
Straits Asia Resources Ltd.	55,000	109,520

Total Singapore		275,961
Spain – 7.3%
Repsol YPF S.A.	78,313	2,686,664
Tecnicas Reunidas S.A.	14,700	884,914

Total Spain		3,571,578
United Kingdom – 20.8%
AMEC PLC	53,588	1,024,773
BG Group PLC	62,656	1,557,737
Hunting PLC	4,681	58,264
James Fisher & Sons PLC	4,368	36,339
JKX Oil & Gas PLC	4,668	23,570
John Wood Group PLC	9,656	98,673
Royal Dutch Shell PLC Class A	88,387	3,207,633
Royal Dutch Shell PLC Class B	93,559	3,389,330
Tullow Oil PLC	36,931	857,195

Total United Kingdom		10,253,514
TOTAL COMMON STOCKS (Cost: $43,772,686)		49,068,146
EXCHANGE-TRADED FUND – 0.2%
United States – 0.2%
WisdomTree DEFA Fund(b) (Cost: $116,457)	2,451	121,839
SHORT-TERM INVESTMENT – 0.1%
MONEY MARKET FUND – 0.1%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $55,908)	55,908	55,908
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.7%
MONEY MARKET FUND – 0.7%
Dreyfus Institutional Preferred Money Market Fund, 0.19%(d)
(Cost: $347,000)(e)	347,000	347,000
TOTAL INVESTMENTS IN SECURITIES – 100.6% (Cost: $44,292,051)		49,592,893
Liabilities in Excess of Foreign Currency and Other Assets – (0.6)%		(320,263)

NET ASSETS – 100.0%		$49,272,630
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2011 (See Note 2).

(b)	Affiliated companies (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2011.

(d)	Interest rate shown reflects yield as of March 31, 2011.

(e)	At March 31, 2011, the total market value of the Fund’s securities on loan was $330,087 and the total market value of the collateral held by the Fund was $347,000.

See Notes to Financial Statements.

104	WisdomTree International Dividend and Sector Funds

Schedule of Investments

WisdomTree International Utilities Sector Fund (DBU)

March 31, 2011

Investments	Shares	Fair Value

COMMON STOCKS – 99.5%
Australia – 3.6%
AGL Energy Ltd.	24,953	$369,272
Challenger Infrastructure Fund Class A(a)	33,971	41,806
DUET Group(a)	133,039	230,450
Envestra Ltd.(a)	142,429	88,376
Hastings Diversified Utilities Fund	29,551	48,896
Prime Infrastructure Group*††(a)	7,592	–
SP AusNet(a)	307,238	279,602
Spark Infrastructure Group(b)	239,592	277,507

Total Australia		1,335,909
Austria – 1.9%
EVN AG	5,350	100,027
Verbund AG(c)	13,573	603,846

Total Austria		703,873
Finland – 3.5%
Fortum Oyj(c)	38,401	1,305,697
France – 18.2%
Electricite de France S.A.	49,972	2,072,144
GDF Suez	78,053	3,184,494
Sechilienne-Sidec	2,161	60,736
Suez Environnement Co.	26,077	540,286
Veolia Environnement S.A.	29,718	925,271

Total France		6,782,931
Germany – 10.8%
E.ON AG	71,486	2,186,157
RWE AG	28,729	1,832,377

Total Germany		4,018,534
Hong Kong – 5.1%
China Power International Development Ltd.	150,700	32,162
China Resources Power Holdings Co., Ltd.	119,700	230,530
CLP Holdings Ltd.	87,322	706,147
Guangdong Investment Ltd.	148,000	74,778
Hong Kong & China Gas Co., Ltd.	126,996	304,665
Power Assets Holdings Ltd.	81,886	547,437

Total Hong Kong		1,895,719
Italy – 14.9%
A2A SpA	269,392	436,962
Enel SpA	494,140	3,119,089
Hera SpA(c)	105,894	253,813
Iren SpA	128,218	239,088
Snam Rete Gas SpA	173,750	977,891
Terna Rete Elettrica Nazionale SpA	110,621	530,286

Total Italy		5,557,129
Japan – 8.0%
Chubu Electric Power Co., Inc.	18,300	408,482
Chugoku Electric Power Co., Inc. (The)	11,500	213,405
Electric Power Development Co., Ltd.	6,542	202,227
Hokkaido Electric Power Co., Inc.	8,600	167,372
Hokuriku Electric Power Co.	8,500	193,219

Investments	Shares	Fair Value

Kansai Electric Power Co., Inc. (The)	21,800	$476,349
Kyushu Electric Power Co., Inc.	13,900	272,533
Osaka Gas Co., Ltd.	57,000	228,330
Shikoku Electric Power Co., Inc.	5,961	162,762
Tohoku Electric Power Co., Inc.	15,500	262,759
Tokyo Electric Power Co., Inc. (The)	25,800	145,063
Tokyo Gas Co., Ltd.	57,000	261,342

Total Japan		2,993,843
New Zealand – 1.6%
Contact Energy Ltd.	50,994	226,373
TrustPower Ltd.	20,922	114,899
Vector Ltd.	135,152	257,718

Total New Zealand		598,990
Portugal – 2.2%
EDP-Energias de Portugal S.A.	188,688	735,824
REN – Redes Energeticas Nacionais S.A.	27,494	97,698

Total Portugal		833,522
Spain – 15.7%
Acciona S.A.	3,496	380,423
Enagas S.A.	14,196	320,717
Endesa S.A.	26,479	821,607
Gas Natural SDG S.A.	53,844	1,012,815
Iberdrola Renovables S.A.	61,408	265,353
Iberdrola S.A.	311,536	2,712,730
Red Electrica Corp. S.A.	6,323	359,816

Total Spain		5,873,461
Switzerland – 0.5%
BKW FMB Energie AG	2,801	198,858
United Kingdom – 13.5%
Centrica PLC	187,551	977,965
Drax Group PLC	11,829	75,181
International Power PLC	65,115	321,478
National Grid PLC	156,925	1,494,164
Northumbrian Water Group PLC	37,428	199,304
Pennon Group PLC	21,646	216,859
Scottish & Southern Energy PLC	48,987	990,184
Severn Trent PLC	14,829	347,282
United Utilities Group PLC	44,507	421,991

Total United Kingdom		5,044,408
TOTAL COMMON STOCKS (Cost: $48,670,691)		37,142,874
EXCHANGE-TRADED FUND – 0.3%
United States – 0.3%
WisdomTree DEFA Fund(d) (Cost: $95,500)	2,161	107,423
SHORT-TERM INVESTMENT – 0.1%
MONEY MARKET FUND – 0.1%
Invesco Treasury Fund Private Class, 0.02%(e) (Cost: $41,352)	41,352	41,352

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	105

Schedule of Investments (concluded)

WisdomTree International Utilities Sector Fund (DBU)

March 31, 2011

Investments	Shares	Fair Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.3%
MONEY MARKET FUND – 4.3%
Dreyfus Institutional Preferred Money Market Fund, 0.19%(f)
(Cost: $1,609,000)(g)	1,609,000	$1,609,000
TOTAL INVESTMENTS IN SECURITIES – 104.2% (Cost: $50,416,543)		38,900,649
Liabilities in Excess of Foreign Currency and Other Assets – (4.2)%		(1,565,288)

NET ASSETS – 100.0%		$37,335,361
*	Non-income producing security.

++	Restricted Security. At March 31, 2011, the value of these securities amounted to $0 and 0.0% if net assets.

(a)	Stapled Security – A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. Such securities are considered liquid, and may be sold in transactions exempt from registration, normally only to dealers in that program or other “accredited investors.” At March 31, 2011, the aggregate value of these securities amounted to $277,507 representing 0.7% of net assets.

(c)	Security, or portion thereof, was on loan at March 31, 2011 (See Note 2).

(d)	Affiliated companies (See Note 7).

(e)	Rate shown represents annualized 7-day yield as of March 31, 2011.

(f)	Interest rate shown reflects yield as of March 31, 2011.

(g)	At March 31, 2011, the total market value of the Fund’s securities on loan was $1,530,753 and the total market value of the collateral held by the Fund was $1,609,000.

See Notes to Financial Statements.

106	WisdomTree International Dividend and Sector Funds

Schedule of Investments

WisdomTree International Real Estate Fund (DRW)

March 31, 2011

Investments	Shares	Fair Value

COMMON STOCKS – 99.6%
Australia – 17.8%
Abacus Property Group	109,482	$266,069
ALE Property Group	85,453	176,742
Ardent Leisure Group	172,886	255,670
Aspen Group	340,112	160,036
Astro Japan Property Group	71,100	216,172
Australand Property Group	205,584	650,570
Bunnings Warehouse Property Trust	121,695	215,834
CFS Retail Property Trust	758,289	1,442,899
Challenger Diversified Property Group	378,159	191,626
Charter Hall Office REIT	142,020	486,139
Charter Hall Retail REIT	162,126	523,107
Commonwealth Property Office Fund	674,918	600,251
Cromwell Property Group	464,017	338,303
Dexus Property Group	1,677,737	1,474,777
Goodman Group	698,327	494,690
GPT Group In Specie†*††	2,305,813	—
ING Office Fund(a)	1,262,210	809,295
Lend Lease Group(a)	172,685	1,619,740
Mirvac Group	731,321	941,588
Peet Ltd.	101,762	203,108
Stockland	776,287	2,978,377
Westfield Group	810,607	7,829,619

Total Australia		21,874,612
Austria – 0.2%
Conwert Immobilien Invest SE	16,454	272,259
Belgium – 2.1%
Befimmo SCA Sicafi	8,368	731,977
Cofinimmo	5,933	869,315
Intervest Offices	8,371	299,833
Warehouses De Pauw SCA	6,974	395,872
Wereldhave Belgium N.V.	2,451	256,588

Total Belgium		2,553,585
Finland – 0.3%
Sponda Oyj(b)	65,115	370,543
France – 13.2%
Anf Immobilier	4,188	208,012
Fonciere des Murs	18,603	601,381
Fonciere des Regions	16,015	1,708,834
Gecina S.A.	26,568	3,669,222
ICADE	18,013	2,225,960
Klepierre	72,224	2,935,402
Mercialys S.A.	29,222	1,166,314
Societe de la Tour Eiffel	3,838	354,023
Societe Immobiliere de Location pour l’Industrie et le Commerce	7,471	1,048,547
Unibail-Rodamco SE	10,356	2,246,314

Total France		16,164,009
Germany – 0.6%
Alstria Office REIT – AG(b)	22,413	312,020
Deutsche Euroshop AG	11,386	435,454

Total Germany		747,474

Investments	Shares	Fair Value

Hong Kong – 25.1%
Champion Real Estate Investment Trust(b)	1,746,000	$1,012,376
Cheung Kong (Holdings) Ltd.	344,238	5,611,758
China Overseas Land & Investment Ltd.	525,800	1,069,419
GZI Real Estate Investment Trust	516,133	269,407
Hang Lung Group Ltd.	118,649	734,482
Hang Lung Properties Ltd.	478,283	2,093,741
Henderson Land Development Co., Ltd.	224,320	1,554,453
Hopewell Holdings Ltd.	217,500	652,931
Hysan Development Co., Ltd.	165,115	679,293
Kowloon Development Co., Ltd.	406,398	544,428
Link REIT (The)	486,946	1,524,406
New World Development Ltd.	507,125	895,824
Regal Real Estate Investment Trust	1,616,000	517,323
Shenzhen Investment Ltd.	1,113,900	370,909
Silver Grant International	468,900	183,263
Sino Land Co., Ltd.	722,305	1,283,363
Sino-Ocean Land Holdings Ltd.	447,100	277,059
Sun Hung Kai Properties Ltd.	301,871	4,781,377
Sunlight Real Estate Investment Trust	981,000	310,260
Swire Pacific Ltd. Class A	143,959	2,109,913
Swire Pacific Ltd. Class B	545,798	1,505,151
Wharf Holdings Ltd.	368,872	2,544,288
Wheelock & Co., Ltd.	73,231	274,915

Total Hong Kong		30,800,339
Italy – 0.2%
Beni Stabili SpA	177,464	184,724
Beni Stabili SpA	92,712	93,413

Total Italy		278,137
Japan – 14.9%
Aeon Mall Co., Ltd.	11,196	241,265
Daito Trust Construction Co., Ltd.	24,400	1,686,921
Daiwa House Industry Co., Ltd.	69,000	850,845
Daiwa Office Investment Corp.(b)	128	445,869
Frontier Real Estate Investment Corp.	60	534,266
Fukuoka REIT Co.	51	365,516
Japan Excellent, Inc.	75	414,002
Japan Logistics Fund, Inc.	29	235,135
Japan Prime Realty Investment Corp.	191	517,599
Japan Real Estate Investment Corp.	109	1,035,026
Japan Retail Fund Investment Corp.	560	879,730
Kenedix Realty Investment Corp.	96	396,139
MID REIT, Inc.	123	350,390
Mitsubishi Estate Co., Ltd.	70,589	1,198,344
Mitsui Fudosan Co., Ltd.	77,308	1,280,694
Mori Hills REIT Investment Corp.	76	233,374
Mori Trust Sogo REIT, Inc.	69	676,013
Nippon Accommodations Fund, Inc.	58	417,785
Nippon Building Fund, Inc.	152	1,485,521
Nomura Real Estate Holdings, Inc.	32,965	501,555
Nomura Real Estate Office Fund, Inc.	98	665,709
Orix JREIT, Inc.	97	534,858
Premier Investment Corp.	77	350,253
Sumitomo Real Estate Sales Co., Ltd.	3,816	152,861

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	107

Schedule of Investments (continued)

WisdomTree International Real Estate Fund (DRW)

March 31, 2011

Investments	Shares	Fair Value

Sumitomo Realty & Development Co., Ltd.	23,279	$467,378
Tokyo Tatemono Co., Ltd.	69,751	261,735
Tokyu Land Corp.	68,168	297,741
Tokyu REIT, Inc.	109	675,989
Top REIT, Inc.	64	385,714
United Urban Investment Corp.(b)	577	731,693

Total Japan		18,269,920
Netherlands – 4.5%
Corio N.V.	31,833	2,229,799
Eurocommercial Properties N.V.	14,461	717,435
Nieuwe Steen Investments N.V.	23,455	487,625
Vastned Offices/Industrial N.V.	19,388	337,866
VastNed Retail N.V.	10,355	758,985
Wereldhave N.V.	9,438	1,009,332

Total Netherlands		5,541,042
New Zealand – 0.8%
AMP NZ Office Ltd.	383,367	239,779
Argosy Property Trust	285,815	159,144
Goodman Property Trust	417,704	296,301
Kiwi Income Property Trust	343,190	261,768

Total New Zealand		956,992
Singapore – 9.5%
Allgreen Properties Ltd.	329,000	281,888
Ascendas India Trust	330,626	250,494
Ascendas Real Estate Investment Trust	519,901	841,411
Ascott Residence Trust	194,118	184,801
Cambridge Industrial Trust	543,472	211,266
CapitaCommercial Trust(b)	817,635	901,636
CapitaLand Ltd.	597,589	1,564,493
CapitaMall Trust	755,786	1,127,233
Capitamalls Asia Ltd.	105,000	148,275
CapitaRetail China Trust	243,000	240,976
CDL Hospitality Trusts	211,432	337,151
City Developments Ltd.	26,103	238,561
Fortune Real Estate Investment Trust	527,000	260,173
Frasers Centrepoint Trust	192,432	232,048
Frasers Commercial Trust	294,614	185,814
Guocoland Ltd.	105,000	203,253
Keppel Land Ltd.	139,168	495,727
K-REIT Asia	341,000	348,981
Lippo-Mapletree Indonesia Retail Trust	634,782	271,942
Mapletree Logistics Trust	644,187	462,506
Parkway Life Real Estate Investment Trust	184,000	249,615
Singapore Land Ltd.	70,544	390,077
Starhill Global REIT	732,526	360,306
Suntec Real Estate Investment Trust	531,828	649,754
United Industrial Corp., Ltd.	99,000	223,054
UOL Group Ltd.	105,000	395,676
Wheelock Properties Singapore Ltd.	182,000	272,892
Wing Tai Holdings Ltd.	129,000	156,581
Yanlord Land Group Ltd.	105,000	125,784

Total Singapore		11,612,368

Investments	Shares	Fair Value

Sweden – 2.7%
Atrium Ljungberg AB Class B	9,065	$125,017
Castellum AB(b)	46,249	673,016
Fabege AB(b)	41,288	446,691
Hufvudstaden AB Class A(b)	37,558	447,417
Klovern AB	56,882	311,082
Kungsleden AB	66,908	657,583
Wallenstam AB Class B	9,063	281,584
Wihlborgs Fastigheter AB	10,688	318,519

Total Sweden		3,260,909
Switzerland – 0.6%
Allreal Holding AG	2,791	433,820
Intershop Holdings	905	314,329

Total Switzerland		748,149
United Kingdom – 7.1%
British Land Co. PLC	274,157	2,428,015
Capital Shopping Centres Group PLC	147,773	907,222
Daejan Holdings PLC	3,109	131,317
Derwent London PLC	13,220	348,168
Great Portland Estates PLC	56,595	349,994
Hammerson PLC	144,034	1,031,799
Land Securities Group PLC	175,449	2,062,865
Primary Health Properties PLC	31,372	161,424
Savills PLC	32,349	185,689
Segro PLC	204,265	1,052,676

Total United Kingdom		8,659,169
TOTAL COMMON STOCKS (Cost: $108,864,502)		122,109,507
EXCHANGE-TRADED FUND – 0.1%
United States – 0.1%
WisdomTree DEFA Fund(c) (Cost: $160,734)	3,330	165,534
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
Invesco Treasury Fund Private Class, 0.02%(d) (Cost: $7,135)	7,135	7,135
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.6%
MONEY MARKET FUND – 3.6%
Dreyfus Institutional Preferred Money Market Fund, 0.19%(e)
(Cost: $4,444,000)(f)	4,444,000	4,444,000
TOTAL INVESTMENTS IN SECURITIES – 103.3% (Cost: $113,476,371)		126,726,176
Liabilities in Excess of Foreign Currency and Other Assets – (3.3)%		(4,055,796)

NET ASSETS – 100.0%		$122,670,380
*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

++	Restricted Security. At March 31, 2011, the value of these securities amounted to $0 and 0.0% if net assets.

See Notes to Financial Statements.

108	WisdomTree International Dividend and Sector Funds

Schedule of Investments (concluded)

WisdomTree International Real Estate Fund (DRW)

March 31, 2011

(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(b)	Security, or portion thereof, was on loan at March 31, 2011 (See Note 2).

(c)	Affiliated companies (See Note 7).

(d)	Rate shown represents annualized 7-day yield as of March 31, 2011.

(e)	Interest rate shown reflects yield as of March 31, 2011.

(f)	At March 31, 2011, the total market value of the Fund’s securities on loan was $4,185,406 and the total market value of the collateral held by the Fund was $4,444,000.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	109

Statements of Assets and Liabilities

WisdomTree International Dividend and Sector Funds

March 31, 2011

	WisdomTree DEFA Fund	WisdomTree DEFA Equity Income Fund	WisdomTree Global Equity Income Fund	WisdomTree Europe SmallCap Dividend Fund	WisdomTree Japan Hedged Equity Fund
ASSETS:

Investments, at cost	$438,777,819	$136,127,553	$73,052,122	$26,969,576	$556,801,718

Investment in affiliate, at cost (Note 7)	1,583,764	189,819	210,723	90,852	—

Foreign currency, at cost	655,672	207,019	135,796	30,750	209,087
Investment in securities, at fair value (including securities on loan) (Note 2)[1]	485,286,978	137,643,510	81,253,717	30,621,037	541,823,494

Investment in affiliate, at fair value (Note 7)	1,723,819	215,177	227,037	97,451	—

Cash	—	—	—	—	172,063

Foreign currency, at fair value	658,344	207,965	136,835	30,777	209,090

Receivables:

Dividends and interest	1,693,131	459,236	257,940	81,004	6,010,906

Investment securities sold	—	—	3,956	4,708	—

Unrealized appreciation on foreign forward currency contracts	—	—	215	—	8,861,187

Foreign tax reclaims	507,803	104,159	27,366	16,798	—
Total Assets	489,870,075	138,630,047	81,907,066	30,851,775	557,076,740
LIABILITIES:

Payables:

Collateral for securities on loan (Note 2)	31,277,000	7,112,000	3,655,000	1,932,000	61,960,000

Investment securities purchased	411,287	—	68,139	17,080	—

Advisory fees (Note 3)	180,263	63,127	36,168	13,992	130,144

Service fees (Note 2)	1,687	483	280	107	1,193

Unrealized depreciation on foreign forward currency contracts	2,807	—	—	—	4,142
Total Liabilities	31,873,044	7,175,610	3,759,587	1,963,179	62,095,479
NET ASSETS	$457,997,031	$131,454,437	$78,147,479	$28,888,596	$494,981,261
NET ASSETS:

Paid-in capital	$639,303,709	$205,637,338	$93,219,733	$50,773,768	$520,792,997

Undistributed net investment income	1,092,255	191,867	154,543	383,628	5,918,195

Accumulated net realized loss on investments and foreign currency related transactions	(229,098,396)	(75,928,407)	(23,449,078)	(25,927,661)	(25,569,602)

Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies.	46,699,463	1,553,639	8,222,281	3,658,861	(6,160,329)
NET ASSETS	$457,997,031	$131,454,437	$78,147,479	$28,888,596	$494,981,261
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	9,250,000	3,000,000	1,750,000	650,000	13,400,000
Net asset value per share	$49.51	$43.82	$44.66	$44.44	$36.94
[1]	Market value of securities on loan were as follows: $26,710,022, $6,718,222, $2,676,982, $1,855,787 and $59,182,813, respectively (Note 2).

See Notes to Financial Statements.

110	WisdomTree International Dividend and Sector Funds

Statements of Assets and Liabilities (continued)

WisdomTree International Dividend and Sector Funds

March 31, 2011

	WisdomTree World ex-U.S. Growth Fund	WisdomTree Japan SmallCap Dividend Fund	WisdomTree Pacific ex-Japan Total Dividend Fund	WisdomTree Pacific ex-Japan Equity Income Fund	WisdomTree International LargeCap Dividend Fund
ASSETS:

Investments, at cost	$41,328,978	$238,753,614	$79,873,057	$76,551,848	$166,028,571

Investment in affiliate, at cost (Note 7)	1,223,357	574,770	321,421	116,124	363,196

Foreign currency, at cost	62,195	13,819	405,766	128,953	86,831
Investment in securities, at fair value (including securities on loan) (Note 2)[1]	48,550,032	243,164,066	90,532,564	84,713,185	172,164,819

Investment in affiliate, at fair value (Note 7)	1,303,681	572,259	348,069	136,741	390,104

Foreign currency, at fair value	54,298	13,819	407,104	129,103	86,955

Receivables:

Dividends and interest	229,105	2,804,117	435,571	791,664	569,889

Investment securities sold	324,836	790,659	6,897	729,365	—

Unrealized appreciation on foreign forward currency contracts	—	—	82	15	—

Foreign tax reclaims	8,918	—	—	—	170,237

Capital shares sold	—	4,240,532	—	—	—
Total Assets	50,470,870	251,585,452	91,730,287	86,500,073	173,382,004
LIABILITIES:

Due to custodian	—	4,032	—	—	—

Payables:

Collateral for securities on loan (Note 2)	779,000	10,303,000	2,751,000	5,162,000	8,827,000

Investment securities purchased	222,500	5,510,126	556,764	1,163,515	—

Advisory fees (Note 3)	23,045	82,206	34,417	37,354	64,997

Service fees (Note 2)	180	626	318	288	600

Unrealized depreciation on foreign forward currency contracts	—	—	—	25	—
Total Liabilities	1,024,725	15,899,990	3,342,499	6,363,182	8,892,597
NET ASSETS	$49,446,145	$235,685,462	$88,387,788	$80,136,891	$164,489,407
NET ASSETS:

Paid-in capital	$55,188,780	$249,959,529	$94,104,314	$87,499,218	$201,317,958

Undistributed net investment income	83,053	2,617,816	152,356	260,728	338,266

Accumulated net realized loss on investments and foreign currency related transactions	(13,128,296)	(21,281,198)	(16,565,023)	(15,822,748)	(43,347,077)

Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies.	7,302,608	4,389,315	10,696,141	8,199,693	6,180,260
NET ASSETS	$49,446,145	$235,685,462	$88,387,788	$80,136,891	$164,489,407
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	900,000	5,450,000	1,300,000	1,300,000	3,450,000
Net asset value per share	$54.94	$43.25	$67.99	$61.64	$47.68
[1]	Market value of securities on loan were as follows: $742,443, $9,394,438, $2,611,420, $4,403,277 and $7,017,068, respectively (Note 2).

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	111

Statements of Assets and Liabilities (continued)

WisdomTree International Dividend and Sector Funds

March 31, 2011

	WisdomTree International Dividend ex-Financials Fund	WisdomTree International MidCap Dividend Fund	WisdomTree International SmallCap Dividend Fund	WisdomTree Emerging Markets Equity Income Fund	WisdomTree Emerging Markets SmallCap Dividend Fund
ASSETS:

Investments, at cost	$140,650,989	$159,758,084	$453,338,738	$1,159,614,266	$792,501,153

Investment in affiliate, at cost (Note 7)	153,377	464,223	2,034,433	1,876,133	14,244,383

Foreign currency, at cost	147,920	147,231	2,204,259	3,821,398	4,009,969
Investment in securities, at fair value (including securities on loan) (Note 2)[1]	155,708,173	172,267,309	521,597,729	1,353,935,083	922,913,447

Investment in affiliate, at fair value (Note 7)	160,763	537,890	2,101,587	1,907,623	14,784,679

Foreign currency, at fair value	147,914	147,537	2,187,100	3,862,258	4,066,717

Receivables:

Dividends and interest	401,911	651,771	3,340,677	4,256,286	3,705,985

Investment securities sold	—	—	1,285,703	371,861	299,576

Foreign tax reclaims	257,957	95,634	109,179	30,169	13,000

Unrealized appreciation on foreign forward currency contracts	—	—	3,645	—	8,035
Total Assets	156,676,718	173,700,141	530,625,620	1,364,363,280	945,791,439
LIABILITIES:

Payables:

Collateral for securities on loan (Note 2)	6,676,000	17,619,000	50,635,000	35,295,000	13,501,000

Investment securities purchased	—	—	4,052,440	3,137,734	4,356,047

Advisory fees (Note 3)	71,244	74,924	227,553	669,160	468,088

Service fees (Note 2)	547	577	1,741	4,686	3,323

Unrealized depreciation on foreign forward currency contracts	—	—	5,812	—	—
Total Liabilities	6,747,791	17,694,501	54,922,546	39,106,580	18,328,458
NET ASSETS	$149,928,927	$156,005,640	$475,703,074	$1,325,256,700	$927,462,981
NET ASSETS:

Paid-in capital	$283,500,773	$216,422,796	$623,447,550	$1,174,378,325	$819,408,626

Undistributed net investment income	154,944	529,799	3,400,417	3,108,011	2,762,129

Accumulated net realized loss on investments and foreign currency related transactions	(148,816,501)	(73,537,561)	(219,451,284)	(46,675,626)	(25,740,369)

Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	15,089,711	12,590,606	68,306,391	194,445,990	131,032,595
NET ASSETS	$149,928,927	$156,005,640	$475,703,074	$1,325,256,700	$927,462,981
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	3,200,000	2,900,000	8,950,000	21,900,000	17,400,000
Net asset value per share	$46.85	$53.80	$53.15	$60.51	$53.30
[1]	Market value of securities on loan were as follows: $6,230,881, $16,418,317, $48,121,152, $23,462,931 and $12,492,324, respectively (Note 2).

See Notes to Financial Statements.

112	WisdomTree International Dividend and Sector Funds

Statements of Assets and Liabilities (concluded)

WisdomTree International Dividend and Sector Funds

March 31, 2011

	WisdomTree Middle East Dividend Fund	WisdomTree International Hedged Equity Fund	WisdomTree International Basic Materials Sector Fund	WisdomTree International Energy Sector Fund	WisdomTree International Utilities Sector Fund	WisdomTree International Real Estate Fund
ASSETS:

Investments, at cost	$17,390,252	$19,056,946	$39,263,936	$44,175,594	$50,321,043	$113,315,637

Investment in affiliate, at cost (Note 7)	—	—	30,485	116,457	95,500	160,734

Foreign currency, at cost	233,134	41,512	136,221	43,106	8,573	102,930
Investment in securities, at fair value (including securities on loan) (Note 2)[1]	19,258,372	22,107,282	44,799,319	49,471,054	38,793,226	126,560,642

Investment in affiliate, at fair value (Note 7)	—	—	33,107	121,839	107,423	165,534

Foreign currency, at fair value	233,144	41,800	136,501	43,307	8,802	103,378

Receivables:

Dividends and interest	179,991	79,101	121,744	40,831	73,499	381,460

Investment securities sold	148,270	69,361	—	—	—	16,779

Foreign tax reclaims	—	20,473	35,586	15,817	14,782	36,291

Unrealized appreciation on foreign forward currency contracts	—	86,234	62	—	—	81
Total Assets	19,819,777	22,404,251	45,126,319	49,692,848	38,997,732	127,264,165
LIABILITIES:

Due to custodian	18,982	—	—	—	—	—

Payables:

Collateral for securities on loan (Note 2)	—	589,000	1,790,000	347,000	1,609,000	4,444,000

Investment securities purchased	215,560	43,374	143,537	50,319	35,233	90,052

Advisory fees (Note 3)	10,908	8,459	20,516	22,725	18,000	59,279

Service fees (Note 2)	71	79	156	174	138	451

Other fees	3,208	1,799	—	—	—	—

Unrealized depreciation on foreign forward currency contracts	8	336,780	4	—	—	3
Total Liabilities	248,737	979,491	1,954,213	420,218	1,662,371	4,593,785
NET ASSETS	$19,571,040	$21,424,760	$43,172,106	$49,272,630	$37,335,361	$122,670,380
NET ASSETS:

Paid-in capital	$26,093,824	$20,535,218	$55,379,175	$57,382,500	$58,619,237	$171,982,139

Undistributed (Distributions in excess of) net investment income	273,070	111,910	84,988	6,966	75,147	(10,265,152)

Accumulated net realized loss on investments and foreign currency related transactions	(8,663,649)	(2,024,357)	(17,833,844)	(13,419,969)	(9,844,306)	(52,295,368)

Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	1,867,795	2,801,989	5,541,787	5,303,133	(11,514,717)	13,248,761
NET ASSETS	$19,571,040	$21,424,760	$43,172,106	$49,272,630	$37,335,361	$122,670,380
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	1,200,000	450,002	1,300,000	1,650,000	1,750,000	4,250,000
Net asset value per share	$16.31	$47.61	$33.21	$29.86	$21.33	$28.86
[1]	Market value of securities on loan were as follows: $0, $410,924, $1,703,736, $330,087, $1,530,753 and $4,185,406, respectively (Note 2).

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	113

Statements of Operations

WisdomTree International Dividend and Sector Funds

For the Year Ended March 31, 2011

	WisdomTree DEFA Fund	WisdomTree DEFA Equity Income Fund	WisdomTree Global Equity Income Fund	WisdomTree Europe SmallCap Dividend Fund	WisdomTree Japan Hedged Equity Fund
INVESTMENT INCOME:

Dividends[1]	$16,034,810	$5,866,717	$2,401,472	$899,819	$7,194,325

Dividends from affiliate (Note 7)	50,041	8,454	20,974	5,291	712

Interest[2]	95	35	2,014	2,497	40

Securities lending income (Note 2)	516,928	226,295	45,256	25,343	21,687
Total investment income	16,601,874	6,101,501	2,469,716	932,950	7,216,764
EXPENSES:

Advisory fees (Note 3)	2,002,326	712,087	331,782	159,468	588,997

Service fees (Note 2)	18,355	5,402	2,517	1,210	5,399
Total expenses	2,020,681	717,489	334,299	160,678	594,396
Expenses reimbursements/waivers (Note 3)	(4,141)	(2,252)	(1,234)	(799)	(97)
Net expenses	2,016,540	715,237	333,065	159,879	594,299
Net investment income	14,585,334	5,386,264	2,136,651	773,071	6,622,465
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(9,480,920)	(8,003,481)	(839,328)	(1,826,928)	(8,642,788)

Investment transactions from affiliate (Note 7)	(109,136)	(10,227)	25,938	26,422	(6,010)

In-kind redemptions	(1,193,019)	(65,554)	—	1,061,461	904,545

In-kind redemptions from affiliate (Note 7)	5,199	(6,367)	—	1,494	(135)

Foreign currency related transactions	12,422	(55,729)	21,965	11,213	(14,010,034)
Net realized loss	(10,765,454)	(8,141,358)	(791,425)	(726,338)	(21,754,422)
Net change in unrealized appreciation (depreciation) from:

Investment transactions	38,426,948	11,639,564	6,560,528	5,086,095	(11,719,122)

Translation of assets and liabilities denominated in foreign currencies	35,591	10,283	2,320	3,297	8,825,124
Net change in unrealized appreciation (depreciation)	38,462,539	11,649,847	6,562,848	5,089,392	(2,893,998)
Net realized and unrealized gain on investments	27,697,085	3,508,489	5,771,423	4,363,054	(24,648,420)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$42,282,419	$8,894,753	$7,908,074	$5,136,125	$(18,025,955)
[1]	Net of foreign withholding tax of $1,531,695, $569,816, $185,847, $92,330 and $541,520, respectively.

[2]	Net of foreign withholding tax of $0, $0, $353, $57 and $0, respectively.

See Notes to Financial Statements.

114	WisdomTree International Dividend and Sector Funds

Statements of Operations (continued)

WisdomTree International Dividend and Sector Funds

For the Year Ended March 31, 2011

	WisdomTree World ex-U.S. Growth Fund	WisdomTree Japan SmallCap Dividend Fund	WisdomTree Pacific ex-Japan Total Dividend Fund	WisdomTree Pacific ex-Japan Equity Income Fund	WisdomTree International LargeCap Dividend Fund
INVESTMENT INCOME:

Dividends[1]	$1,123,986	$4,282,234	$3,809,323	$4,664,089	$5,610,602

Dividends from affiliate (Note 7)	11,999	7,888	7,343	25,258	19,612

Interest	6	19	16	20	36

Securities lending income (Note 2)	16,020	61,678	13,606	25,018	186,875
Total investment income	1,152,011	4,351,819	3,830,288	4,714,385	5,817,125
EXPENSES:

Advisory fees (Note 3)	198,100	816,555	405,416	455,481	689,801

Service fees (Note 2)	1,503	6,195	3,717	3,455	6,323
Total expenses	199,603	822,750	409,133	458,936	696,124
Expenses reimbursements/waivers (Note 3)	(5,179)	(1,602)	(1,209)	(2,153)	(1,715)
Net expenses	194,424	821,148	407,924	456,783	694,409
Net investment income	957,587	3,530,671	3,422,364	4,257,602	5,122,716
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	131,603	(4,167,999)	(1,761,800)	(2,662,804)	(8,494,368)

Investment transactions from affiliate (Note 7)	8,509	(43,119)	51,096	42,003	11,554

In-kind redemptions	—	3,515,368	1,659,049	3,337,260	632,619

In-kind redemptions from affiliate (Note 7)	—	(1,234)	1,535	(4,011)	(856)

Foreign currency related transactions	5,547	78,245	38,305	59,590	6,179
Net realized gain (loss)	145,659	(618,739)	(11,815)	772,038	(7,844,872)
Net change in unrealized appreciation (depreciation) from:

Investment transactions	3,255,362	8,710,342	8,268,020	2,225,564	14,620,047

Translation of assets and liabilities denominated in foreign currencies	(1,681)	(3,223)	5,011	5,149	12,176
Net change in unrealized appreciation	3,253,681	8,707,119	8,273,031	2,230,713	14,632,223
Net realized and unrealized gain on investments	3,399,340	8,088,380	8,261,216	3,002,751	6,787,351
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,356,927	$11,619,051	$11,683,580	$7,260,353	$11,910,067
[1]	Net of foreign withholding tax of $76,574, $322,323, $64,097, $91,538 and $560,330, respectively.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	115

Statements of Operations (continued)

WisdomTree International Dividend and Sector Funds

For the Year Ended March 31, 2011

	WisdomTree International Dividend ex-Financials Fund	WisdomTree International MidCap Dividend Fund	WisdomTree International SmallCap Dividend Fund	WisdomTree Emerging Markets Equity Income Fund	WisdomTree Emerging Markets SmallCap Dividend Fund
INVESTMENT INCOME:

Dividends[1]	$7,063,334	$5,033,233	$15,123,840	$33,785,833	$20,482,082

Dividends from affiliate (Note 7)	27,837	30,810	44,768	68,652	62,539

Interest	50	33	101	223	118

Securities lending income (Note 2)	252,548	161,364	403,487	67,584	177,544
Total investment income	7,343,769	5,225,440	15,572,196	33,922,292	20,722,283
EXPENSES:

Advisory fees (Note 3)	873,335	815,042	2,526,723	5,209,169	3,950,955

Service fees (Note 2)	6,625	6,183	19,168	36,381	27,594
Total expenses	879,960	821,225	2,545,891	5,245,550	3,978,549
Expenses reimbursements/waivers (Note 3)	(4,342)	(4,171)	(7,090)	(9,652)	(47,558)
Net expenses	875,618	817,054	2,538,801	5,235,898	3,930,991
Net investment income	6,468,151	4,408,386	13,033,395	28,686,394	16,791,292
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(553,939)	(10,565,107)	(3,414,032)	(1,364,361)	(3,460,668)

Investment transactions from affiliate (Note 7)	88,616	15,303	125,397	578,002	2,034

In-kind redemptions	5,947,118	1,553,181	4,144,077	25,086,355	24,312,076

In-kind redemptions from affiliate (Note 7)	11,233	(2,433)	2,944	498	106,818

Foreign currency related transactions	(81,318)	(116)	223,710	(273,874)	(306,735)
Net realized gain (loss)	5,411,710	(8,999,172)	1,082,096	24,026,620	20,653,525
Net change in unrealized appreciation (depreciation) from:
Investment transactions	6,111,948	22,814,081	54,673,724	108,370,822	75,804,953
Translation of assets and liabilities denominated in foreign currencies	13,591	9,829	(2,544)	40,527	65,772
Net change in unrealized appreciation	6,125,539	22,823,910	54,671,180	108,411,349	75,870,725
Net realized and unrealized gain on investments	11,537,249	13,824,738	55,753,276	132,437,969	96,524,250
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,005,400	$18,233,124	$68,786,671	$161,124,363	$113,315,542
[1]	Net of foreign withholding tax of $758,078, $447,498, $1,042,726, $4,020,167, and $3,191,704, respectively.

See Notes to Financial Statements.

116	WisdomTree International Dividend and Sector Funds

Statements of Operations (concluded)

WisdomTree International Dividend and Sector Funds

For the Year Ended March 31, 2011

	WisdomTree Middle East Dividend Fund	WisdomTree International Hedged Equity Fund	WisdomTree International Basic Materials Sector Fund	WisdomTree International Energy Sector Fund	WisdomTree International Utilities Sector Fund	WisdomTree International Real Estate Fund
INVESTMENT INCOME:

Dividends[1]	$866,019	$643,708	$976,798	$1,805,100	$1,755,112	$4,004,056

Dividends from affiliate (Note 7)	—	5,416	2,674	1,523	5,082	11,366

Interest	11	4	4	35	8	23

Securities lending income (Note 2)	—	5,030	29,589	55,543	83,600	71,761
Total investment income	866,030	654,158	1,009,065	1,862,201	1,843,802	4,087,206
EXPENSES:

Advisory fees (Note 3)	112,843	85,121	239,073	310,319	222,586	584,048

Service fees (Note 2)	730	780	1,813	2,354	1,688	4,431

Professional fees	39,104	39,007	—	—	—	—

Custody/accounting	139,335	119,207	—	—	—	—

Directors	4,580	4,855	—	—	—	—

Insurance	3,010	3,254	—	—	—	—

Printing	12,543	13,105	—	—	—	—

IOPV fees[2]	16,885	10,493	—	—	—	—

Listing costs	7,018	4,823	—	—	—	—

Compliance/OOP	9,379	8,733	—	—	—	—

Pricing	12,997	1,273	—	—	—	—

Other	1,895	2,689	—	—	—	—
Total expenses	360,319	293,340	240,886	312,673	224,274	588,479
Expenses reimbursements/waivers (Note 3)	(213,557)	(189,902)	(508)	(682)	(737)	(1,048)
Net expenses	146,762	103,438	240,378	311,991	223,537	587,431
Net investment income	719,268	550,720	768,687	1,550,210	1,620,265	3,499,775
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(362,118)	(435,209)	(3,776,662)	(7,184,455)	(2,696,395)	(9,663,780)

Investment transactions from affiliate (Note 7)	—	40,923	(3,512)	(4,565)	(22,034)	(54,506)

In-kind redemptions	—	—	2,252,914	6,321,308	(471,048)	234,562

In-kind redemptions from affiliate (Note 7)	—	—	(107)	4,542	2,696	496

Foreign currency related transactions	(17,570)	(1,519,196)	(19,833)	(46,022)	7,835	(10,938)
Net realized loss	(379,688)	(1,913,482)	(1,547,200)	(909,192)	(3,178,946)	(9,494,166)

Net change in unrealized appreciation (depreciation) from:

Investment transactions	721,660	2,735,939	6,538,177	12,508,099	1,887,975	24,157,520

Translation of assets and liabilities denominated in foreign currencies	(16,966)	(248,453)	4,893	2,555	1,253	5,833
Net change in unrealized appreciation	704,694	2,487,486	6,543,070	12,510,654	1,889,228	24,163,353
Net realized and unrealized gain (loss) on investments	325,006	574,004	4,995,870	11,601,462	(1,289,718)	14,669,187
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,044,274	$1,124,724	$5,764,557	$13,151,672	$330,547	$18,168,962
[1]	Net of foreign withholding tax of $34,483, $62,836, $90,984, $203,887, $200,612 and $297,610, respectively.

[2]	IOPV Fees – Indicative Optimized Portfolio Value – is the real time estimation of net asset value of Fund.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	117

Statements of Changes in Net Assets

WisdomTree International Dividend and Sector Funds

	WisdomTree DEFA Fund		WisdomTree DEFA Equity Income Fund		WisdomTree Global Equity Income Fund
	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010[1]
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$14,585,334	$18,404,047	$5,386,264	$5,518,869	$2,136,651	$1,816,059

Net realized loss on investments and foreign currency related transactions	(10,765,454)	(89,192,890)	(8,141,358)	(21,985,320)	(791,425)	(6,471,825)

Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	38,462,539	215,788,432	11,649,847	65,312,283	6,562,848	16,609,172
Net increase in net assets resulting from operations	42,282,419	144,999,589	8,894,753	48,845,832	7,908,074	11,953,406
DIVIDENDS:

Net investment income	(14,637,890)	(19,292,972)	(5,400,141)	(5,586,535)	(2,060,172)	(1,835,881)
Total dividends	(14,637,890)	(19,292,972)	(5,400,141)	(5,586,535)	(2,060,172)	(1,835,881)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	19,124,551	448,192,327	2,204,839	37,579,579	29,257,792	53,291,535

Cost of shares redeemed	(24,677,653)	(440,378,667)	(16,542,512)	(26,664,294)	—	(39,154,020)
Net increase (decrease) in net assets resulting from capital share transactions	(5,553,102)	7,813,660	(14,337,673)	10,915,285	29,257,792	14,137,515
Net Increase (Decrease) in Net Assets	22,091,427	133,520,277	(10,843,061)	54,174,582	35,105,694	24,255,040
NET ASSETS:

Beginning of year	$435,905,604	$302,385,327	$142,297,498	$88,122,916	$43,041,785	$18,786,745

End of year	$457,997,031	$435,905,604	$131,454,437	$142,297,498	$78,147,479	$43,041,785
Undistributed net investment income	$1,092,255	$1,129,494	$191,867	$260,617	$154,543	$62,883
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	9,450,000	9,450,000	3,400,000	3,100,000	1,050,000	700,000

Shares created	400,000	9,950,000	50,000	950,000	700,000	1,350,000

Shares redeemed	(600,000)	(9,950,000)	(450,000)	(650,000)	—	(1,000,000)
Shares outstanding, end of year	9,250,000	9,450,000	3,000,000	3,400,000	1,750,000	1,050,000
[1]

This information reflects the investment objective and strategy of the WisdomTree Europe Equity Income Fund through June 19, 2009 and the investment objective and strategy of the WisdomTree Global Equity Income Fund thereafter.

See Notes to Financial Statements.

118	WisdomTree International Dividend and Sector Funds

Statements of Changes in Net Assets (continued)

WisdomTree International Dividend and Sector Funds

	WisomTree Europe SmallCap Dividend Fund		WisomTree Japan Hedged Equity Fund		WisomTree World ex-U.S. Growth Fund
	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010[1]
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$773,071	$721,740	$6,622,465	$1,081,495	$957,587	$546,446

Net realized loss on investments and foreign currency related transactions	(726,338)	(7,165,311)	(21,754,422)	838,495	145,659	(6,243,129)

Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	5,089,392	15,921,443	(2,893,998)	9,618,683	3,253,681	13,424,864
Net increase (decrease) in net assets resulting from operations	5,136,125	9,477,872	(18,025,955)	11,538,673	4,356,927	7,728,181
DIVIDENDS:

Net investment income	(772,916)	(776,003)	(1,252,279)	(934,315)	(917,040)	(859,811)
Total dividends	(772,916)	(776,003)	(1,252,279)	(934,315)	(917,040)	(859,811)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	11,402,548	483,187,635	101,037,653	21,201,069	4,767,425

Cost of shares redeemed	(5,569,277)	(3,476,359)	(23,678,853)	(76,103,751)	—	(8,075,928)
Net increase (decrease) in net assets resulting from capital share transactions	(5,569,277)	7,926,189	459,508,782	24,933,902	21,201,069	(3,308,503)
Net Increase (Decrease) in Net Assets	(1,206,068)	16,628,058	440,230,548	35,538,260	24,640,956	3,559,867
NET ASSETS:

Beginning of year	$30,094,664	$13,466,606	$54,750,713	$19,212,453	$24,805,189	$21,245,322

End of year	$28,888,596	$30,094,664	$494,981,261	$54,750,713	$49,446,145	$24,805,189
Undistributed net investment income	$383,628	$82,669	$5,918,195	$423,472	$83,053	$36,952
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	800,000	600,000	1,300,000	600,000	500,000	600,000

Shares created	—	300,000	12,750,000	2,600,000	400,000	100,000

Shares redeemed	(150,000)	(100,000)	(650,000)	(1,900,000)	—	(200,000)
Shares outstanding, end of year	650,000	800,000	13,400,000	1,300,000	900,000	500,000
[1]

This information reflects the investment objective and strategy of the WisdomTree Japan Equity Income Fund through June 19, 2009 and the investment objective and strategy of the WisdomTree World ex-U.S. Growth Fund thereafter.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	119

Statements of Changes in Net Assets (continued)

WisdomTree International Dividend and Sector Funds

	WisdomTree Japan SmallCap Dividend Fund		WisdomTree Pacific ex-Japan Total Dividend Fund		WisdomTree Pacific ex-Japan Equity Income Fund
	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$3,530,671	$1,939,895	$3,422,364	$3,342,344	$4,257,602	$3,509,139

Net realized gain (loss) on investments and foreign currency related transactions	(618,739)	(8,030,183)	(11,815)	4,697,421	772,038	1,991,773

Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	8,707,119	28,637,167	8,273,031	34,487,260	2,230,713	26,162,337
Net increase (decrease) in net assets resulting from operations	11,619,051	22,546,879	11,683,580	42,527,025	7,260,353	31,663,249
DIVIDENDS:

Net investment income	(2,383,352)	(1,520,747)	(3,365,676)	(3,574,407)	(4,176,991)	(3,645,372)
Total dividends	(2,383,352)	(1,520,747)	(3,365,676)	(3,574,407)	(4,176,991)	(3,645,372)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	121,144,708	89,835,686	—	79,698,811	—	132,484,504

Cost of shares redeemed	(52,544,856)	(19,090,019)	(8,963,414)	(66,704,221)	(40,285,077)	(64,722,763)
Net increase (decrease) in net assets resulting from capital share transactions	68,599,852	70,745,667	(8,963,414)	12,994,590	(40,285,077)	67,761,741
Net Increase (Decrease) in Net Assets	77,835,551	91,771,799	(645,510)	51,947,208	(37,201,715)	95,779,618
NET ASSETS:

Beginning of year	$157,849,911	$66,078,112	$89,033,298	$37,086,090	$117,338,606	$21,558,988

End of year	$235,685,462	$157,849,911	$88,387,788	$89,033,298	$80,136,891	$117,338,606
Undistributed net investment income	$2,617,816	$1,271,266	$152,356	$50,779	$260,728	$118,893
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	3,800,000	2,100,000	1,450,000	1,000,000	2,050,000	700,000

Shares created	2,950,000	2,200,000	—	1,600,000	—	2,850,000

Shares redeemed	(1,300,000)	(500,000)	(150,000)	(1,150,000)	(750,000)	(1,500,000)
Shares outstanding, end of year	5,450,000	3,800,000	1,300,000	1,450,000	1,300,000	2,050,000

See Notes to Financial Statements.

120	WisdomTree International Dividend and Sector Funds

Statements of Changes in Net Assets (continued)

WisdomTree International Dividend and Sector Funds

	WisdomTree International LargeCap Dividend Fund		WisdomTree International Dividend ex-Financials Fund		WisdomTree International MidCap Dividend Fund
	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$5,122,716	$4,179,108	$6,468,151	$5,427,797	$4,408,386	$3,506,647

Net realized gain (loss) on investments and foreign currency related transactions	(7,844,872)	(11,590,370)	5,411,710	(62,895,295)	(8,999,172)	(30,859,709)

Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	14,632,223	43,894,833	6,125,539	111,506,461	22,823,910	75,758,486
Net increase in net assets resulting from operations	11,910,067	36,483,571	18,005,400	54,038,963	18,233,124	48,405,424
DIVIDENDS:

Net investment income	(5,111,213)	(4,322,343)	(6,504,988)	(5,343,066)	(4,562,537)	(3,633,344)
Total dividends	(5,111,213)	(4,322,343)	(6,504,988)	(5,343,066)	(4,562,537)	(3,633,344)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	18,012,609	51,077,680	20,341,799	31,436,210	7,564,508	24,227,874

Cost of shares redeemed	(9,946,346)	(12,543,062)	(46,250,816)	(21,099,564)	(11,298,397)	(11,264,602)
Net increase (decrease) in net assets resulting from capital share transactions	8,066,263	38,534,618	(25,909,017)	10,336,646	(3,733,889)	12,963,272
Net Increase (Decrease) in Net Assets	14,865,117	70,695,846	(14,408,605)	59,032,543	9,936,698	57,735,352
NET ASSETS:

Beginning of year	$149,624,290	$78,928,444	$164,337,532	$105,304,989	$146,068,942	$88,333,590

End of year	$164,489,407	$149,624,290	$149,928,927	$164,337,532	$156,005,640	$146,068,942
Undistributed net investment income	$338,266	$318,572	$154,944	$271,354	$529,799	$579,567
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	3,300,000	2,500,000	3,850,000	3,700,000	3,000,000	2,800,000

Shares created	400,000	1,100,000	450,000	750,000	150,000	500,000

Shares redeemed	(250,000)	(300,000)	(1,100,000)	(600,000)	(250,000)	(300,000)
Shares outstanding, end of year	3,450,000	3,300,000	3,200,000	3,850,000	2,900,000	3,000,000

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	121

Statements of Changes in Net Assets (continued)

WisdomTree International Dividend and Sector Funds

	WisdomTree International SmallCap Dividend Fund		WisdomTree Emerging Markets Equity Income Fund		WisdomTree Emerging Markets SmallCap Dividend Fund
	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$13,033,395	$10,654,646	$28,686,394	$11,661,187	$16,791,292	$5,004,649

Net realized gain (loss) on investments and foreign currency related transactions	1,082,096	(85,788,287)	24,026,620	(24,675,941)	20,653,525	(7,141,320)

Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	54,671,180	240,518,843	108,411,349	171,241,014	75,870,725	81,778,689
Net increase in net assets resulting from operations	68,786,671	165,385,202	161,124,363	158,226,260	113,315,542	79,642,018
DIVIDENDS:

Net investment income	(12,889,846)	(10,659,948)	(27,419,477)	(11,953,872)	(16,528,911)	(5,378,463)
Total dividends	(12,889,846)	(10,659,948)	(27,419,477)	(11,953,872)	(16,528,911)	(5,378,463)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	7,115,479	53,490,158	761,512,984	236,686,308	603,777,470	239,409,467

Cost of shares redeemed	(17,179,451)	(22,651,964)	(110,950,763)	(19,323,942)	(115,855,535)	(22,624,786)
Net increase (decrease) in net assets resulting from capital share transactions	(10,063,972)	30,838,194	650,562,221	217,362,366	487,921,935	216,784,681
Net Increase in Net Assets	45,832,853	185,563,448	784,267,107	363,634,754	584,708,566	291,048,236
NET ASSETS:

Beginning of year	$429,870,221	$244,306,773	$540,989,593	$177,354,839	$342,754,415	$51,706,179

End of year	$475,703,074	$429,870,221	$1,325,256,700	$540,989,593	$927,462,981	$342,754,415
Undistributed net investment income	$3,400,417	$2,201,624	$3,108,011	$1,702,660	$2,762,129	$1,369,349
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	9,150,000	8,400,000	10,400,000	5,700,000	7,700,000	2,100,000

Shares created	150,000	1,250,000	13,800,000	5,200,000	12,300,000	6,300,000

Shares redeemed	(350,000)	(500,000)	(2,300,000)	(500,000)	(2,600,000)	(700,000)
Shares outstanding, end of year	8,950,000	9,150,000	21,900,000	10,400,000	17,400,000	7,700,000

See Notes to Financial Statements.

122	WisdomTree International Dividend and Sector Funds

Statements of Changes in Net Assets (continued)

WisdomTree International Dividend and Sector Funds

	WisdomTree Middle East Dividend Fund		WisdomTree International Hedged Equity Fund		WisdomTree International Basic Materials Sector Fund
	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2011	For the Period December 31, 2009* through March 31, 2010	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$719,268	$362,869	$550,720	$38,774	$768,687	$774,008

Net realized loss on investments and foreign currency related transactions	(379,688)	(5,294,529)	(1,913,482)	(55,698)	(1,547,200)	(3,919,033)

Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	704,694	7,731,301	2,487,486	314,503	6,543,070	23,822,206
Net increase in net assets resulting from operations	1,044,274	2,799,641	1,124,724	297,579	5,764,557	20,677,181
DIVIDENDS:

Net investment income	(520,780)	(431,581)	(506,947)	(25,814)	(781,200)	(670,355)
Total dividends	(520,780)	(431,581)	(506,947)	(25,814)	(781,200)	(670,355)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	6,532,275	7,047,766	11,261,965	9,273,253	—	10,926,459

Cost of shares redeemed	—	(4,179,148)	—	—	(10,948,551)	(4,255,513)
Net increase (decrease) in net assets resulting from capital share transactions	6,532,275	2,868,618	11,261,965	9,273,253	(10,948,551)	6,670,946
Net Increase (Decrease) in Net Assets	7,055,769	5,236,678	11,879,742	9,545,018	(5,965,194)	26,677,772
NET ASSETS:

Beginning of period	$12,515,271	$7,278,593	$9,545,018	$—	$49,137,300	$22,459,528

End of period	$19,571,040	$12,515,271	$21,424,760	$9,545,018	$43,172,106	$49,137,300
Undistributed net investment income	$273,070	$75,807	$111,910	$165,529	$84,988	$117,334
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	800,000	600,004	200,002	—	1,700,000	1,400,000

Shares created	400,000	500,000	250,000	200,002	—	450,000

Shares redeemed	—	(300,004)	—	—	(400,000)	(150,000)
Shares outstanding, end of period	1,200,000	800,000	450,002	200,002	1,300,000	1,700,000
*	Commencement of investment operations.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	123

Statements of Changes in Net Assets (concluded)

WisdomTree International Dividend and Sector Funds

	WisdomTree International Energy Sector Fund		WisdomTree International Utilities Sector Fund		WisdomTree International Real Estate Fund
	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$1,550,210	$1,232,979	$1,620,265	$1,529,724	$3,499,775	$2,647,915

Net realized loss on investments and foreign currency related transactions	(909,192)	(3,296,966)	(3,178,946)	(8,527,942)	(9,494,166)	(29,156,636)

Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	12,510,654	10,498,224	1,889,228	12,797,942	24,163,353	55,854,458
Net increase in net assets resulting from operations	13,151,672	8,434,237	330,547	5,799,724	18,168,962	29,345,737
DIVIDENDS:

Net investment income	(1,511,977)	(1,249,410)	(1,705,615)	(1,445,458)	(10,473,002)	(7,422,149)
Total dividends	(1,511,977)	(1,249,410)	(1,705,615)	(1,445,458)	(10,473,002)	(7,422,149)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	22,597,082	17,214,761	—	23,269,335	31,927,456	27,636,033

Cost of shares redeemed	(30,532,835)	(1,163,114)	(10,637,587)	(6,730,720)	(1,228,615)	(5,903,444)
Net increase (decrease) in net assets resulting from capital share transactions	(7,935,753)	16,051,647	(10,637,587)	16,538,615	30,698,841	21,732,589
Net Increase (Decrease) in Net Assets	3,703,942	23,236,474	(12,012,655)	20,892,881	38,394,801	43,656,177
NET ASSETS:

Beginning of year	$45,568,688	$22,332,214	$49,348,016	$28,455,135	$84,275,579	$40,619,402

End of year	$49,272,630	$45,568,688	$37,335,361	$49,348,016	$122,670,380	$84,275,579
Undistributed (Distributions in excess of) net investment income	$6,966	$14,755	$75,147	$152,662	$(10,265,152)	$(4,372,206)
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	1,850,000	1,200,000	2,300,000	1,600,000	3,150,000	2,400,000

Shares created	950,000	700,000	—	1,050,000	1,150,000	1,050,000

Shares redeemed	(1,150,000)	(50,000)	(550,000)	(350,000)	(50,000)	(300,000)
Shares outstanding, end of year	1,650,000	1,850,000	1,750,000	2,300,000	4,250,000	3,150,000

See Notes to Financial Statements.

124	WisdomTree International Dividend and Sector Funds

Financial Highlights

WisdomTree International Dividend and Sector Funds

March 31, 2011

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree DEFA Fund	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$46.13	$32.00	$63.02	$64.15	$49.94
Investment operations:
Net investment income[1]	1.58	2.00	1.89	1.70	0.86
Net realized and unrealized gain (loss)	3.39	14.24	(31.04)	(1.92)	13.58
Total from investment operations	4.97	16.24	(29.15)	(0.22)	14.44
Dividends and distributions to shareholders:
Net investment income	(1.59)	(2.11)	(1.87)	(0.91)	(0.21)
Capital gains	—	—	—	(0.00)[2]	(0.02)
Total dividends and distributions to shareholders	(1.59)	(2.11)	(1.87)	(0.91)	(0.23)
Net asset value, end of period	$49.51	$46.13	$32.00	$63.02	$64.15

TOTAL RETURN[3]	11.33%	51.43%	(46.61)%	(0.44)%	28.94%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$457,997	$435,906	$302,385	$425,386	$128,303
Ratio to average net assets[4] of:
Expenses, net of expense reimbursements/waivers	0.48%	0.19%**	0.48%	0.48%	0.48%[5]
Expenses, prior to expense reimbursements/waivers	0.48%	0.48%	0.48%	0.48%	0.51%[5]
Net investment income	3.50%	4.63%	4.01%	2.54%	1.97%[5]
Portfolio turnover rate[6]	30%	97%	30%	10%	11%

WisdomTree DEFA Equity Income Fund	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$41.85	$28.43	$60.10	$63.62	$49.77
Investment operations:
Net investment income[1]	1.75	1.56	2.45	2.20	1.19
Net realized and unrealized gain (loss)	2.01	13.44	(31.09)	(3.78)	12.94
Total from investment operations	3.76	15.00	(28.64)	(1.58)	14.13
Dividends to shareholders:
Net investment income	(1.79)	(1.58)	(3.03)	(1.94)	(0.28)
Total dividends to shareholders	(1.79)	(1.58)	(3.03)	(1.94)	(0.28)
Net asset value, end of period	$43.82	$41.85	$28.43	$60.10	$63.62

TOTAL RETURN[3]	9.74%	53.57%	(48.27)%	(2.72)%	28.41%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$131,454	$142,297	$88,123	$240,408	$184,498
Ratio to average net assets[4] of:
Expenses, net of expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.58%[5]
Expenses, prior to expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.61%[5]
Net investment income	4.39%	3.91%	5.27%	3.32%	2.71%[5]
Portfolio turnover rate[6]	34%	36%	40%	16%	19%
*	Commencement of investment operations.

**	Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the underlying funds that were paid indirectly by the Fund during the period when the Fund operated as a “fund of funds.”

[1]	Based on average shares outstanding.

[2]	Amount is less than $0.005.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of the affiliated funds in which the Fund invests.

[5]	Annualized.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	125

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

March 31, 2011

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Global Equity Income Fund	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010[1]	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$40.99	$26.84	$58.90	$63.15	$49.83
Investment operations:
Net investment income[2]	1.52	2.07	2.32	2.16	1.09
Net realized and unrealized gain (loss)	3.63	14.28	(31.66)	(4.38)	12.55
Total from investment operations	5.15	16.35	(29.34)	(2.22)	13.64
Dividends and distributions to shareholders:
Net investment income	(1.48)	(2.20)	(2.72)	(2.03)	(0.32)
Capital gains	—	—	—	(0.00)[3]	—
Total dividends and distributions to shareholders	(1.48)	(2.20)	(2.72)	(2.03)	(0.32)
Net asset value, end of period	$44.66	$40.99	$26.84	$58.90	$63.15

TOTAL RETURN[4]	13.12%	62.13%	(50.56)%	(3.76)%	27.39%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$78,147	$43,042	$18,787	$47,122	$50,520
Ratio to average net assets[5] of:
Expenses, net of expense reimbursements/waivers	0.58%	0.26%**	0.58%	0.58%	0.58%[6]
Expenses, prior to expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.65%[6]
Net investment income	3.74%	5.49%	5.16%	3.32%	2.44%[6]
Portfolio turnover rate[7]	35%	94%	47%	21%	24%

WisdomTree Europe SmallCap Dividend Fund	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$37.62	$22.44	$58.47	$70.15	$50.42
Investment operations:
Net investment income[2]	1.09	0.99	2.50	2.32	1.31
Net realized and unrealized gain (loss)	6.85	15.37	(35.53)	(9.78)	18.89
Total from investment operations	7.94	16.36	(33.03)	(7.46)	20.20
Dividends to shareholders:
Net investment income	(1.12)	(1.18)	(3.00)	(4.22)	(0.47)
Total dividends to shareholders	(1.12)	(1.18)	(3.00)	(4.22)	(0.47)
Net asset value, end of period	$44.44	$37.62	$22.44	$58.47	$70.15

TOTAL RETURN[4]	21.86%	74.18%	(56.75)%	(10.72)%	40.14%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$28,889	$30,095	$13,467	$46,778	$147,316
Ratio to average net assets[5] of:
Expenses, net of expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.58%[6]
Expenses, prior to expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.62%[6]
Net investment income	2.81%	2.92%	6.03%	3.33%	2.99%[6]
Portfolio turnover rate[7]	60%	55%	63%	22%	47%
*	Commencement of investment operations.

**	Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the underlying funds that were paid indirectly by the Fund during the period when the Fund operated as a “fund of funds.”

[1]

This information reflects the investment objective and strategy of the WisdomTree Europe Equity Income Fund through June 19, 2009 and the investment objective and strategy of the WisdomTree Global Equity Income Fund thereafter.

[2]	Based on average shares outstanding.

[3]	Amount is less than $0.005.

[4]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[5]	The ratios to average net assets do not include net investment income (loss) or expenses of the affiliated funds in which the Fund invests.

[6]	Annualized.

[7]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

126	WisdomTree International Dividend and Sector Funds

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

March 31, 2011

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan Hedged Equity Fund	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$42.12	$32.02	$48.34	$57.00	$50.32
Investment operations:
Net investment income[1]	1.79	0.73	0.57	0.64	0.56
Net realized and unrealized gain (loss)	(6.52)	9.89	(16.09)	(8.82)	6.33
Total from investment operations	(4.73)	10.62	(15.52)	(8.18)	6.89
Dividends to shareholders:
Net investment income	(0.45)	(0.52)	(0.80)	(0.48)	(0.21)
Total dividends to shareholders	(0.45)	(0.52)	(0.80)	(0.48)	(0.21)
Net asset value, end of period	$36.94	$42.12	$32.02	$48.34	$57.00

TOTAL RETURN[2]	(11.25)%	33.33%	(32.36)%	(14.39)%	13.71%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$494,981	$54,751	$19,212	$29,004	$51,301
Ratio to average net assets[4] of:
Expenses, net of expense reimbursements/waivers	0.48%	0.48%	0.48%	0.48%	0.48%[3]
Expenses, prior to expense reimbursements/waivers	0.48%	0.48%	0.48%	0.48%	0.54%[3]
Net investment income	5.40%	1.72%	1.38%	1.17%	1.40%[3]
Portfolio turnover rate[5]	28%	13%	11%	1%	6%

WisdomTree World ex-U.S. Growth Fund	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010[6]	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$49.61	$35.41	$49.59	$59.42	$50.14
Investment operations:
Net investment income[1]	1.41	1.11	0.75	0.65	1.18
Net realized and unrealized gain (loss)	5.22	14.94	(13.89)	(9.50)	8.44
Total from investment operations	6.63	16.05	(13.14)	(8.85)	9.62
Dividends to shareholders:
Net investment income	(1.30)	(1.85)	(1.04)	(0.98)	(0.34)
Total dividends to shareholders	(1.30)	(1.85)	(1.04)	(0.98)	(0.34)
Net asset value, end of period	$54.94	$49.61	$35.41	$49.59	$59.42

TOTAL RETURN[2]	13.67%	46.04%	(26.84)%	(14.96)%	19.22%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$49,446	$24,805	$21,245	$29,754	$95,069
Ratio to average net assets[4] of:
Expenses, net of expense reimbursements/waivers	0.57%[6]	0.58%[6]	0.58%	0.58%	0.58%[3]
Expenses, prior to expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.64%[3]
Net investment income	2.80%	2.54%	1.70%	1.18%	3.00%[3]
Portfolio turnover rate[5]	68%	121%	47%	1%	6%
*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser (Note 2).

[3]	Annualized.

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of the affiliated funds in which the Fund invests.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[6]

Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the India Earnings Fund that were paid indirectly by the Fund . The Fund invests a portion of its assets in the WisdomTree India Earnings Fund in order to achieve exposure to securities in India.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	127

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

March 31, 2011

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan SmallCap Dividend Fund	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$41.54	$31.47	$44.29	$52.33	$50.69
Investment operations:
Net investment income[1]	0.99	0.79	0.64	0.69	0.95
Net realized and unrealized gain (loss)	1.47	9.96	(12.97)	(8.12)	0.74
Total from investment operations	2.46	10.75	(12.33)	(7.43)	1.69
Dividends to shareholders:
Net investment income	(0.75)	(0.68)	(0.49)	(0.61)	(0.05)
Total dividends to shareholders	(0.75)	(0.68)	(0.49)	(0.61)	(0.05)
Net asset value, end of period	$43.25	$41.54	$31.47	$44.29	$52.33

TOTAL RETURN[2]	6.02%	34.37%	(27.98)%	(14.23)%	3.34%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$235,685	$157,850	$66,078	$75,300	$99,419
Ratio to average net assets[4] of:
Expenses, net of expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.58%[3]
Expenses, prior to expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.64%[3]
Net investment income	2.51%	2.09%	1.68%	1.44%	2.75%[3]
Portfolio turnover rate[5]	39%	45%	16%	3%	25%

WisdomTree Pacific ex-Japan Total Dividend Fund	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$61.40	$37.09	$73.00	$67.57	$49.71
Investment operations:
Net investment income[1]	2.51	1.79	2.86	2.69	1.40
Net realized and unrealized gain (loss)	6.59	24.23	(34.08)	4.61	16.85
Total from investment operations	9.10	26.02	(31.22)	7.30	18.25
Dividends to shareholders:
Net investment income	(2.51)	(1.71)	(4.69)	(1.87)	(0.39)
Total dividends to shareholders	(2.51)	(1.71)	(4.69)	(1.87)	(0.39)
Net asset value, end of period	$67.99	$61.40	$37.09	$73.00	$67.57

TOTAL RETURN[2]	15.33%	70.97%	(42.77)%	(10.58)%	36.80%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$88,388	$89,033	$37,086	$146,008	$74,329
Ratio to average net assets[4] of:
Expenses, net of expense reimbursements/waivers	0.48%	0.48%	0.48%	0.48%	0.48%[3]
Expenses, prior to expense reimbursements/waivers	0.48%	0.48%	0.48%	0.48%	0.54%[3]
Net investment income	4.05%	3.11%	4.76%	3.42%	3.31%[3]
Portfolio turnover rate[5]	27%	18%	31%	12%	21%
*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[3]	Annualized.

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of the affiliated funds in which the Fund invests.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

128	WisdomTree International Dividend and Sector Funds

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

March 31, 2011

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Pacific ex-Japan Equity Income Fund	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$57.24	$30.80	$63.30	$67.08	$49.02
Investment operations:
Net investment income[1]	2.99	2.23	3.00	3.24	2.18
Net realized and unrealized gain (loss)	4.62	26.27	(31.22)	(3.40)	16.40
Total from investment operations	7.61	28.50	(28.22)	(0.16)	18.58
Dividends and distributions to shareholders:
Net investment income	(3.21)	(2.06)	(4.28)	(3.48)	(0.52)
Capitals gains	—	—	—	(0.14)	—
Total dividends and distributions to shareholders	(3.21)	(2.06)	(4.28)	(3.62)	(0.52)
Net asset value, end of period	$61.64	$57.24	$30.80	$63.30	$67.08

TOTAL RETURN[2]	14.03%	93.79%	(44.42)%	(0.69)%	38.02%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$80,137	$117,339	$21,559	$56,966	$87,205
Ratio to average net assets[4] of:
Expenses, net of expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.58%[3]
Expenses, prior to expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.63%[3]
Net investment income	5.42%	4.25%	6.25%	4.42%	5.11%[3]
Portfolio turnover rate[5]	46%	25%	55%	16%	7%

WisdomTree International LargeCap Dividend Fund	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$45.34	$31.57	$61.86	$62.55	$49.86
Investment operations:
Net investment income[1]	1.56	1.50	2.11	1.80	0.85
Net realized and unrealized gain (loss)	2.37	13.91	(29.98)	(1.11)	12.14
Total from investment operations	3.93	15.41	(27.87)	0.69	12.99
Dividends to shareholders:
Net investment income	(1.59)	(1.64)	(2.42)	(1.38)	(0.30)
Total dividends to shareholders	(1.59)	(1.64)	(2.42)	(1.38)	(0.30)
Net asset value, end of period	$47.68	$45.34	$31.57	$61.86	$62.55

TOTAL RETURN[2]	9.21%	49.56%	(45.57)%	0.93%	26.08%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$164,489	$149,624	$78,928	$154,658	$87,569
Ratio to average net assets[4] of:
Expenses, net of expense reimbursements/waivers	0.48%	0.48%	0.48%	0.48%	0.48%[3]
Expenses, prior to expense reimbursements/waivers	0.48%	0.48%	0.48%	0.48%	0.52%[3]
Net investment income	3.56%	3.54%	4.38%	2.69%	1.99%[3]
Portfolio turnover rate[5]	22%	26%	30%	15%	8%
*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[3]	Annualized.

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of the affiliated funds in which the Fund invests.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	129

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

March 31, 2011

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Dividend ex-Financials Fund	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010[1]	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$42.69	$28.46	$64.01	$66.37	$49.77
Investment operations:
Net investment income[2]	1.83	1.50	2.93	2.29	1.03
Net realized and unrealized gain (loss)	4.21	14.24	(34.43)	(2.86)	15.80
Total from investment operations	6.04	15.74	(31.50)	(0.57)	16.83
Dividends and distributions to shareholders:
Net investment income	(1.88)	(1.51)	(4.05)	(1.79)	(0.22)
Capital gains	—	—	—	—	(0.01)
Total dividends and distributions to shareholders	(1.88)	(1.51)	(4.05)	(1.79)	(0.23)
Net asset value, end of period	$46.85	$42.69	$28.46	$64.01	$66.37

TOTAL RETURN[3]	14.93%	56.27%	(49.95)%	(1.05)%	33.83%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$149,929	$164,338	$105,305	$390,485	$278,743
Ratio to average net assets[5] of:
Expenses, net of expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.58%[4]
Expenses, prior to expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.60%[4]
Net investment income	4.30%	3.81%	5.90%	3.28%	2.30%[4]
Portfolio turnover rate[6]	52%	69%	55%	24%	8%

WisdomTree International MidCap Dividend Fund	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$48.69	$31.55	$62.60	$67.56	$50.13
Investment operations:
Net investment income[2]	1.53	1.26	1.82	1.92	1.08
Net realized and unrealized gain (loss)	5.19	17.27	(30.64)	(4.95)	16.73
Total from investment operations	6.72	18.53	(28.82)	(3.03)	17.81
Dividends and distributions to shareholders:
Net investment income	(1.61)	(1.39)	(2.23)	(1.81)	(0.38)
Capital gains	—	—	—	(0.12)	—
Total dividends and distributions to shareholders	(1.61)	(1.39)	(2.23)	(1.93)	(0.38)
Net asset value, end of period	$53.80	$48.69	$31.55	$62.60	$67.56

TOTAL RETURN[3]	14.38%	59.59%	(46.43)%	(4.61)%	35.57%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$156,006	$146,069	$88,334	$219,104	$168,889
Ratio to average net assets[5] of:
Expenses, net of expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.58%[4]
Expenses, prior to expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.61%[4]
Net investment income	3.14%	2.88%	3.80%	2.76%	2.53%[4]
Portfolio turnover rate[6]	40%	49%	32%	18%	44%
*	Commencement of investment operations.

[1]

This information reflects the investment objective and strategy of the WisdomTree International Dividend Top 100 Fund through May 8, 2009 and the investment objective and strategy of the WisdomTree International Dividend ex-Financials Fund thereafter.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[4]	Annualized.

[5]	The ratios to average net assets do not include net investment income (loss) or expenses of the affiliated funds in which the Fund invests.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

130	WisdomTree International Dividend and Sector Funds

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

March 31, 2011

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International SmallCap Dividend Fund	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$46.98	$29.08	$61.11	$67.80	$50.35
Investment operations:
Net investment income[1]	1.43	1.20	1.91	1.86	1.43
Net realized and unrealized gain (loss)	6.14	17.91	(31.83)	(7.08)	16.28
Total from investment operations	7.57	19.11	(29.92)	(5.22)	17.71
Dividends and distributions to shareholders:
Net investment income	(1.40)	(1.21)	(2.11)	(1.41)	(0.26)
Capital gains	—	—	—	(0.06)	—
Total dividends and distributions to shareholders	(1.40)	(1.21)	(2.11)	(1.47)	(0.26)
Net asset value, end of period	$53.15	$46.98	$29.08	$61.11	$67.80

TOTAL RETURN[2]	16.64%	66.50%	(49.23)%	(7.79)%	35.21%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$475,703	$429,870	$244,307	$482,761	$298,315
Ratio to average net assets[4] of:
Expenses, net of expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.58%[3]
Expenses, prior to expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.60%[3]
Net investment income	2.99%	2.87%	4.31%	2.71%	3.33%[3]
Portfolio turnover rate[5]	55%	63%	43%	17%	39%

WisdomTree Emerging Markets Equity Income Fund	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Period July 13, 2007* through March 31, 2008
Net asset value, beginning of period	$52.02	$31.11	$51.82	$50.68
Investment operations:
Net investment income[1]	1.89	1.48	2.01	1.12
Net realized and unrealized gain (loss)	8.55	21.00	(20.76)	0.51
Total from investment operations	10.44	22.48	(18.75)	1.63
Dividends to shareholders:
Net investment income	(1.95)	(1.57)	(1.96)	(0.49)
Total dividends to shareholders	(1.95)	(1.57)	(1.96)	(0.49)
Net asset value, end of period	$60.51	$52.02	$31.11	$51.82

TOTAL RETURN[2]	20.75%	73.33%	(36.21)%	3.23%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,325,257	$540,990	$177,355	$165,813
Ratio to average net assets[4] of:
Expenses, net of expense reimbursements/waivers	0.63%	0.63%	0.63%	0.63%[3]
Expenses, prior to expense reimbursements/waivers	0.63%	0.63%	0.63%	0.63%[3]
Net investment income	3.47%	3.26%	4.96%	3.18%[3]
Portfolio turnover rate[5]	33%	44%	67%	3%
*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[3]	Annualized.

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of the affiliated funds in which the Fund invests.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	131

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

March 31, 2011

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets SmallCap Dividend Fund	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Period October 30, 2007* through March 31, 2008
Net asset value, beginning of period	$44.51	$24.62	$43.95	$51.50
Investment operations:
Net investment income[1]	1.32	1.02	1.56	0.37
Net realized and unrealized gain (loss)	8.86	20.00	(19.57)	(7.87)
Total from investment operations	10.18	21.02	(18.01)	(7.50)
Dividends to shareholders:
Net investment income	(1.39)	(1.13)	(1.32)	(0.05)
Total dividends to shareholders	(1.39)	(1.13)	(1.32)	(0.05)
Net asset value, end of period	$53.30	$44.51	$24.62	$43.95

TOTAL RETURN[2]	23.38%	86.26%	(40.81)%	(14.57)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$927,463	$342,754	$51,706	$52,742
Ratio to average net assets[5] of:
Expenses, net of expense reimbursements/waivers	0.63%[4]	0.63%[4]	0.63%	0.63%[3]
Expenses, prior to expense reimbursements/waivers	0.63%	0.63%	0.63%	0.63%[3]
Net investment income	2.68%	2.59%	4.98%	1.99%[3]
Portfolio turnover rate[6]	35%	38%	64%	6%

WisdomTree Middle East Dividend Fund	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Period July 16, 2008* through March 31, 2009
Net asset value, beginning of period	$15.64	$12.13	$24.59
Investment operations:
Net investment income[1]	0.68	0.53	0.32
Net realized and unrealized gain (loss)	0.49	3.68	(12.78)
Total from investment operations	1.17	4.21	(12.46)
Dividends to shareholders:
Net investment income	(0.50)	(0.70)	—
Total dividends to shareholders	(0.50)	(0.70)	—
Net asset value, end of period	$16.31	$15.64	$12.13

TOTAL RETURN[2]	7.95%	35.25%	(50.67)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$19,571	$12,515	$7,279
Ratio to average net assets of:
Expenses, net of expense reimbursements/waivers	0.88%	0.88%	0.88%[3]
Expenses, prior to expense reimbursements/waivers	2.17%	1.30%	1.49%[3]
Net investment income	4.33%	3.63%	2.86%[3]
Portfolio turnover rate[6]	50%	96%	26%
*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[3]	Annualized.

[4]

Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the India Earnings Fund that were paid indirectly by the Fund. The Fund invests a portion of its assets in the WisdomTree India Earnings Fund in order to achieve exposure to securities in India.

[5]	The ratios to average net assets do not include net investment income (loss) or expenses of the affiliated funds in which the Fund invests.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

132	WisdomTree International Dividend and Sector Funds

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

March 31, 2011

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Hedged Equity Fund	For the Year Ended March 31, 2011	For the Period December 31, 2009* through March 31, 2010
Net asset value, beginning of period	$47.72	$46.92
Investment operations:
Net investment income[1]	1.43	0.29
Net realized and unrealized gain (loss)	(0.02)	0.64
Total from investment operations	1.41	0.93
Dividends and distributions to shareholders:
Net investment income	(1.52)	(0.13)
Capital gains	—	0.00	[2]
Total dividends and distributions to shareholders	(1.52)	(0.13)
Net asset value, end of period	$47.61	$47.72

TOTAL RETURN[3]	3.27%	1.98%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$21,425	$9,545
Ratio to average net assets[5] of:
Expenses, net of expense reimbursements/waivers	0.58%	0.47	%**[4]
Expenses, prior to expense reimbursements/waivers	1.65%	0.58%[4]
Net investment income	3.11%	2.53%[4]
Portfolio turnover rate[6]	38%	79%

WisdomTree International Basic Materials Sector Fund	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period October 13, 2006* through March 31, 2007
Net asset value, beginning of period	$28.90	$16.04	$35.96	$32.03	$25.46
Investment operations:
Net investment income[1]	0.53	0.47	0.65	0.61	0.25
Net realized and unrealized gain (loss)	4.33	12.80	(19.29)	3.58	6.32
Total from investment operations	4.86	13.27	(18.64)	4.19	6.57
Dividends and distributions to shareholders:
Net investment income	(0.55)	(0.41)	(1.28)	(0.26)	—
Capital gains	—	—	—	0.00 [2]	—
Total dividends and distributions to shareholders	(0.55)	(0.41)	(1.28)	(0.26)	—
Net asset value, end of period	$33.21	$28.90	$16.04	$35.96	$32.03

TOTAL RETURN[3]	17.31%	83.44%	(52.10)%	13.09%	25.81%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$43,172	$49,137	$22,460	$93,507	$6,406
Ratio to average net assets[5] of:
Expenses, net of expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.58%[4]
Expenses, prior to expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.88%[4]
Net investment income	1.86%	1.91%	2.21%	1.62%	1.89%[4]
Portfolio turnover rate[6]	35%	25%	53%	11%	0%[7]
*	Commencement of investment operations.

**	Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the underlying funds that were paid indirectly by the Fund during the period when the Fund operated as a “fund of funds”.

[1]	Based on average shares outstanding.

[2]	Amount represents less than $0.005.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser (Note 2).

[4]	Annualized.

[5]	The ratios to average net assets do not include net investment income (loss) or expenses of the affiliated funds in which the Fund invests.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[7]	Amount represents less than 1%.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	133

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

March 31, 2011

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Energy Sector Fund	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period October 13, 2006* through March 31, 2007
Net asset value, beginning of period	$24.63	$18.61	$31.98	$28.55	$25.44
Investment operations:
Net investment income[1]	0.72	0.80	1.01	0.79	0.22
Net realized and unrealized gain (loss)	5.19	6.07	(12.84)	3.18	2.92
Total from investment operations	5.91	6.87	(11.83)	3.97	3.14
Dividends and distributions to shareholders:
Net investment income	(0.68)	(0.85)	(1.54)	(0.53)	(0.03)
Capital gains	—	—	—	(0.01)	—
Total dividends and distributions to shareholders	(0.68)	(0.85)	(1.54)	(0.54)	(0.03)
Net asset value, end of period	$29.86	$24.63	$18.61	$31.98	$28.55
TOTAL RETURN[3]	24.74%	37.29%	(37.05)%	13.84%	12.36%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$49,273	$45,569	$22,332	$57,562	$22,840
Ratio to average net assets[5] of:
Expenses, net of expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.58%[4]
Expenses, prior to expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.69%[4]
Net investment income	2.90%	3.36%	3.49%	2.43%	1.82%[4]
Portfolio turnover rate[6]	32%	16%	38%	13%	1%

WisdomTree International Utilities Sector Fund	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period October 13, 2006* through March 31, 2007
Net asset value, beginning of period	$21.46	$17.78	$32.73	$29.71	$24.96
Investment operations:
Net investment income[1]	0.84	0.87	1.25	0.55	0.18
Net realized and unrealized gain (loss)	(0.06)	3.77	(14.74)	2.75	4.61
Total from investment operations	0.78	4.64	(13.49)	3.30	4.79
Dividends and distributions to shareholders:
Net investment income	(0.91)	(0.96)	(1.46)	(0.28)	(0.04)
Capital gains	—	—	—	(0.00)[2]	—
Total dividends and distributions to shareholders	(0.91)	(0.96)	(1.46)	(0.28)	(0.04)
Net asset value, end of period	$21.33	$21.46	$17.78	$32.73	$29.71
TOTAL RETURN[3]	4.27%	26.42%	(42.00)%	11.05%	19.18%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$37,335	$49,348	$28,455	$78,561	$23,768
Ratio to average net assets[5] of:
Expenses, net of expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.58%[4]
Expenses, prior to expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.68%[4]
Net investment income	4.22%	4.17%	4.53%	1.62%	1.38%[4]
Portfolio turnover rate[6]	19%	17%	50%	13%	1%
*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]	Amount represents less than $0.005.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser (Note 2).

[4]	Annualized.

[5]	The ratios to average net assets do not include net investment income (loss) or expenses of the affiliated funds in which the Fund invests.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

134	WisdomTree International Dividend and Sector Funds

Financial Highlights (concluded)

WisdomTree International Dividend and Sector Funds

March 31, 2011

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Real Estate Fund	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Period June 5, 2007* through March 31, 2008
Net asset value, beginning of period	$26.75	$16.92	$41.84	$51.89
Investment operations:
Net investment income[1]	0.96	0.96	1.35	1.22
Net realized and unrealized gain (loss)	3.83	11.39	(25.46)	(9.32)
Total from investment operations	4.79	12.35	(24.11)	(8.10)
Dividends to shareholders:
Net investment income	(2.68)	(2.52)	(0.81)	(1.95)
Total dividends to shareholders	(2.68)	(2.52)	(0.81)	(1.95)
Net asset value, end of period	$28.86	$26.75	$16.92	$41.84

TOTAL RETURN[2]	18.81%	74.20%	(57.85)%	(15.90)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$122,670	$84,276	$40,619	$112,962
Ratio to average net assets[4] of:
Expenses, net of expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%[3]
Expenses, prior to expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%[3]
Net investment income	3.48%	3.76%	4.55%	3.17%[3]
Portfolio turnover rate[5]	18%	19%	35%	15%
*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser (Note 2).

[3]	Annualized.

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of the affiliated funds in which the Fund invests.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	135

Notes to Financial Statements

March 31, 2011

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005. As of March 31, 2011, the Trust offered 46 investment funds (each a “Fund,” collectively, the “Funds”). The Funds described herein, commenced operations on June 17, 2006, except as follows: The WisdomTree International Basic Materials Sector Fund, WisdomTree International Energy Sector Fund, WisdomTree International Utilities Sector Fund commenced operations on October 13, 2006 and the WisdomTree International Real Estate Fund, WisdomTree Emerging Markets Equity Income Fund, WisdomTree Emerging Markets SmallCap Dividend Fund, WisdomTree Middle East Dividend Fund and WisdomTree International Hedged Equity Fund commenced operations on June 5, 2007, July 13, 2007, October 30, 2007, July 16, 2008 and December 31, 2009, respectively.

These financial statements relate only to the WisdomTree DEFA Fund (“DEFA Fund”), WisdomTree DEFA Equity Income Fund (“DEFA Equity Income Fund”), WisdomTree Global Equity Income Fund, (“Global Equity Income Fund”), WisdomTree Europe SmallCap Dividend Fund (“Europe SmallCap Dividend Fund”), WisdomTree Japan Hedged Equity Fund, (“Japan Hedged Equity Fund”), WisdomTree World ex-U.S. Growth Fund, (“World ex-U.S. Growth Fund”), WisdomTree Japan SmallCap Dividend Fund (“Japan SmallCap Dividend Fund”), WisdomTree Pacific ex-Japan Total Dividend Fund (“Pacific ex-Japan Total Dividend Fund”), WisdomTree Pacific ex-Japan Equity Income Fund (“Pacific ex-Japan Equity Income Fund”), WisdomTree International LargeCap Dividend Fund (“International LargeCap Dividend Fund”), WisdomTree International Dividend ex-Financials Fund, (“International Dividend ex-Financials Fund”), WisdomTree International MidCap Dividend Fund (“International MidCap Dividend Fund”), WisdomTree International SmallCap Dividend Fund (“International SmallCap Dividend Fund”), WisdomTree Emerging Markets Equity Income Fund (“Emerging Markets Equity Income Fund”), WisdomTree Emerging Markets SmallCap Dividend Fund (“Emerging Markets SmallCap Dividend Fund”), WisdomTree Middle East Dividend Fund (“Middle East Dividend Fund”), WisdomTree International Hedged Equity Fund (“International Hedged Equity Fund”), WisdomTree International Basic Materials Sector Fund (“International Basic Materials Sector Fund”), WisdomTree International Energy Sector Fund (“International Energy Sector Fund”), WisdomTree International Utilities Sector Fund (“International Utilities Sector Fund”) and WisdomTree International Real Estate Fund (“International Real Estate Fund”), together the “International Dividend and Sector Funds.”

Each Fund seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments”). WisdomTree Investments is the parent company of WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered mark of WisdomTree Investments and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“Codification”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Guarantees — In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote. Therefore, no liabilities have been recorded in connection to the indemnifications.

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The Net Asset Value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in creation units which are typically in blocks of 50,000 shares or more. Fund shares purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. Each Fund may invest in money market funds or affiliated funds which are valued at NAV.

Securities traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may

136	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (continued)

result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and in accordance with procedures approved by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Forward foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m, London time for Europe and the Americas and Tullett Prebon closing spot and forward rates as of 2:00 p.m, Singapore time for Asia.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments will be valued in accordance with the Fund’s pricing policy and procedures. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be “fair valued”. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ form quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classifications of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumption in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investments).

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used as of March 31, 2011 in valuing each Fund’s assets carried at fair value:

DEFA Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$453,698,187	$—	$—
Money Market Funds	—	31,588,791	—
Affiliated Funds	1,723,819	—	—
Total	455,422,006	31,588,791	—
Unrealized Depreciation on Foreign Currency Contracts	—	(2,807)	—
Total – Net	$455,422,006	$31,585,984	$—

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Notes to Financial Statements (continued)

DEFA Equity Income Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$130,512,096	$—	$—
Money Market Funds	—	7,131,414	—
Affiliated Funds	215,177	—	—
Total	$130,727,273	$7,131,414	$—

Global Equity Income Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$77,591,138	$—	$—
Money Market Funds	—	3,662,579	—
Affiliated Funds	227,037	—	—
Total	77,818,175	3,662,579	—
Unrealized Appreciation on Foreign Currency Contracts	—	215	—
Total - Net	$77,818,175	$3,662,794	$—

Europe SmallCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$28,643,376	$—	$—
Foreign Corporate Obligations	—	41,764	—
Money Market Funds	—	1,935,897	—
Affiliated Funds	97,451	—	—
Total	$28,740,827	$1,977,661	$—

Japan Hedged Equity Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$479,804,971	$—	$—
Money Market Funds	—	62,018,523	—
Total	479,804,971	62,018,523	—
Unrealized Appreciation on Foreign Currency Contracts	—	8,861,187	—
Unrealized Depreciation on Foreign Currency Contracts	—	(4,142)	—
Total - Net	$479,804,971	$70,875,568	$—

World ex-U.S. Growth Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$47,766,772	$—	$—
Money Market Funds	—	783,260	—
Affiliated Funds	1,303,681	—	—
Total	$49,070,453	$783,260	$—

Japan SmallCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$232,172,581	$—	$—
Money Market Funds	—	10,991,485	—
Affiliated Funds	572,259	—	—
Total	$232,744,840	$10,991,485	$—

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Notes to Financial Statements (continued)

Pacific ex-Japan Total Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$87,768,948	$—	$—
Rights	—	60	—
Money Market Funds	—	2,763,556	—
Affiliated Funds	348,069	—	—
Total	88,117,017	2,763,616	—
Unrealized Appreciation on Foreign Currency Contracts	—	82	—
Total - Net	$88,117,017	$2,763,698	$—

Pacific ex-Japan Equity Income Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$79,528,159	$—	$—
Money Market Funds	—	5,185,026	—
Affiliated Funds	136,741	—	—
Total	79,664,900	5,185,026	—
Unrealized Appreciation on Foreign Currency Contracts	—	15	—
Unrealized Depreciation on Foreign Currency Contracts	—	(25)	—
Total - Net	$79,664,900	$5,185,016	$—

International LargeCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$163,325,332	$—	$—
Money Market Funds	—	8,839,487	—
Affiliated Funds	390,104	—	—
Total	$163,715,436	$8,839,487	$—

International Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$149,017,554	$—	$—
Money Market Funds	—	6,690,619	—
Affiliated Funds	160,763	—	—
Total	$149,178,317	$6,690,619	$—

International MidCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$154,521,955	$—	$—
Money Market Funds	—	17,745,354	—
Affiliated Funds	537,890	—	—
Total	$155,059,845	$17,745,354	$—

International SmallCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stock*
Hastie Group Ltd.	$—	$480,531	$—
All Other Common Stock	469,158,238		—
Total Common Stock	469,158,238	480,531	—
Money Market Funds	—	51,958,960	—
Affiliated Funds	2,101,587	—	—
Total	471,259,825	52,439,491	—
Unrealized Appreciation on Foreign Currency Contracts	—	3,645	—
Unrealized Depreciation on Foreign Currency Contracts	—	(5,812)	—
Total - Net	$471,259,825	$52,437,324	$—

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Notes to Financial Statements (continued)

Emerging Markets Equity Income Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$1,317,022,084	$—	$—
Money Market Funds	—	36,912,999	—
Affiliated Funds	1,907,623	—	—
Total	$1,318,929,707	$36,912,999	$—

Emerging Markets SmallCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$907,986,358	$—	$—
Rights	15,176	143,503	—
Warrants	—	88,091
Money Market Funds	—	14,680,319	—
Affiliated Funds	14,784,679	—	—
Total	922,786,213	14,911,913	—
Unrealized Appreciation on Foreign Currency Contracts	—	8,035	—
Total - Net	$922,786,213	$14,919,948	$—

Middle East Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	19,258,372	—	—
Unrealized Depreciation on Foreign Currency Contracts	—	(8)	—
Total - Net	$19,258,372	$(8)	$—

International Hedged Equity Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$21,492,204	$—	$—
Money Market Funds	—	615,078	—
Total	21,492,204	615,078	—
Unrealized Appreciation on Foreign Currency Contracts	—	86,234	—
Unrealized Depreciation on Foreign Currency Contracts	—	(336,780)	—
Total - Net	$21,492,204	$364,532	$—

International Basic Materials Sector Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$43,005,932	$—	$—
Money Market Funds	—	1,793,387	—
Affiliated Funds	33,107	—	—
Total	43,039,039	1,793,387	—
Unrealized Appreciation on Foreign Currency Contracts	—	62	—
Unrealized Depreciation on Foreign Currency Contracts	—	(4)	—
Total - Net	$43,039,039	$1,793,445	$—

International Energy Sector Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$49,068,146	$—	$—
Money Market Funds	—	402,908	—
Affiliated Funds	121,839	—	—
Total	$49,189,985	$402,908	$—

140	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (continued)

International Utilities Sector Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$37,142,874	$—	$—
Money Market Funds	—	1,650,352	—
Affiliated Funds	107,423	—	—
Total	$37,250,297	$1,650,352	$—

International Real Estate Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$122,109,507	$—	$—
Money Market Funds	—	4,451,135	—
Affiliated Funds	165,534	—	—
Total	122,275,041	4,451,135	—
Unrealized Appreciation on Foreign Currency Contracts	—	81	—
Unrealized Depreciation on Foreign Currency Contracts	—	(3)	—
Total - Net	$122,275,041	$4,451,213	$—
*	Please refer to Schedule of Investments for a breakdown of the valuation by industry type and country.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. All transfers in or out of Level 3 are done using beginning of period method. For the fiscal year ended March 31, 2011, there were no transfers in or out of Level 3.

Europe SmallCap Dividend Fund	Common Stocks
Balance as of April 1, 2010	$—
Realized gain (loss)	(18,252)
Change in unrealized appreciation (depreciation)	21,216
Net purchases (sales)	(2,964)
Transfers in and/or out of Level 3	—
Balance as of March 31, 2011	$—

International MidCap Dividend Fund	Common Stocks
Balance as of April 1, 2010	$1,562
Realized gain (loss)	1,959
Change in unrealized appreciation (depreciation)	(497)
Net purchases (sales)	(3,024)
Transfers in/or out of Level 3	—
Balance as of March 31, 2011	$—

International SmallCap Dividend Fund	Common Stocks
Balance as of April 1, 2010	$—
Realized gain (loss)	(173,738)
Change in unrealized appreciation (depreciation)	200,742
Net purchases (sales)	(27,004)
Transfers in/or out of Level 3	—
Balance as of March 31, 2011	—

International Basic Materials Sector Fund	Common Stocks
Balance as of April 1, 2010	$1,203
Realized gain (loss)	1,563
Change in unrealized appreciation (depreciation)	(438)
Net purchases (sales)	(2,328)
Transfers in and/or out of Level 3	—
Balance as of March 31, 2011	$—

In January 2010, FASB issued Accounting Standards Update No. 2010-06 “Improving Disclosures about Fair Value Measurements (“ASU 2010-06”).” ASU 2010-06 requires reporting entities to make new disclosures about amounts and reasons for significant

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Notes to Financial Statements (continued)

transfers in and out of Level 1 and Level 2 fair value measurements, as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 Funds.

ASU 2010-06 also requires information on purchases and sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009, except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. Management has implemented the application portion ASU 2010-06 for the fiscal year ended March 31, 2011 and the impact of such adoption is limited to additional disclosure in the financial statements.

No significant transfers between Level 1 or Level 2 fair value measurements occurred during the fiscal year March 31, 2011.

Derivative and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds that have invested in derivatives, specifically foreign currency contracts for the year ended March 31, 2011 which are detailed in the foreign currency contract table herein. The volume of derivatives that is presented is consistent with the derivative activity during the twelve months ended March 31, 2011. There are no credit-risk contingent features on foreign currency contracts and warrants held by the Funds.

The Funds listed below have invested in derivatives, specifically foreign currency contracts and warrants as described on pages 144-146, for the year ended March 31, 2011. The foreign currency contracts and warrants are subject to credit risk. Credit risk is where the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security. The counterparty to a derivative contract might default on its obligations. The effect of such derivative instruments on each Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statements of Operations are presented in the summary below.

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
DEFA Fund
Foreign currency contracts	Unrealized appreciation on forward currency contracts	$—	Unrealized depreciation on forward currency contracts	$2,807
Global Equity Income Fund
Foreign currency contracts	Unrealized appreciation on forward currency contracts	215	Unrealized depreciation on forward currency contracts	—
Japan Hedged Equity Fund
Foreign currency contracts	Unrealized appreciation on forward currency contracts	8,861,187	Unrealized depreciation on forward currency contracts	4,142
Pacific ex-Japan Total Dividend Fund
Foreign currency contracts	Unrealized appreciation on forward currency contracts	82	Unrealized depreciation on forward currency contracts	—
Pacific ex-Japan Equity Income Fund
Foreign currency contracts	Unrealized appreciation on forward currency contracts	15	Unrealized depreciation on forward currency contracts	25
International SmallCap Dividend Fund
Foreign currency contracts	Unrealized appreciation on forward currency contracts	3,645	Unrealized depreciation on forward currency contracts	5,812
Emerging Markets SmallCap Dividend Fund
Foreign currency contracts	Unrealized appreciation on forward currency contracts	8,035	Unrealized depreciation on forward currency contracts	—
Equity Contracts	Investment in securities	88,091		—
Middle East Dividend Fund
Foreign currency contracts	Unrealized appreciation on forward currency contracts	—	Unrealized depreciation on forward currency contracts	8

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Notes to Financial Statements (continued)

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
International Hedged Equity Fund
Foreign currency contracts	Unrealized appreciation on forward currency contracts	$86,234	Unrealized depreciation on forward currency contracts	$336,780
International Basic Materials Sector Fund
Foreign currency contracts	Unrealized appreciation on forward currency contracts	62	Unrealized depreciation on forward currency contracts	4
International Real Estate Fund
Foreign currency contracts	Unrealized appreciation on forward currency contracts	81	Unrealized depreciation on forward currency contracts	3

Derivatives not designated as hedging instruments, carried at fair value	Derivative Instruments	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
DEFA Fund	Foreign Currency Contracts	$12,422	$35,591
Global Equity Income Fund	Foreign Currency Contracts	21,965	2,320
Japan Hedged Equity Fund	Foreign Currency Contracts	(14,010,034)	8,825,124
Pacific ex-Japan Total Dividend Fund	Foreign Currency Contracts	38,305	5,011
Pacific ex-Japan Equity Income Fund	Foreign Currency Contracts	59,590	5,149
International SmallCap Dividend Fund	Foreign Currency Contracts	223,710	(2,544)
Emerging Markets SmallCap Dividend Fund	Foreign Currency Contracts	(306,735)	65,772
Emerging Markets SmallCap Dividend Fund	Equity Contracts	—	88,091
Middle East Dividend Fund	Foreign Currency Contracts	(17,570)	(16,966)
International Hedged Equity Fund	Foreign Currency Contracts	(1,519,196)	(248,453)
International Basic Materials Sector Fund	Foreign Currency Contracts	(19,833)	4,893
International Real Estate Fund	Foreign Currency Contracts	(10,938)	5,833

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld. Interest income including amortization of premium and discounts, is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Realized and unrealized foreign exchange gains or losses on investments are included as a component of net realized and unrealized gain or loss on foreign currency transactions in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of ordinary income in accordance with U.S. Federal income tax regulations.

Expenses/Reimbursements — WTAM has agreed to pay all expenses of the Funds (other than the Middle East Dividend Fund and International Hedged Equity Fund), except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s chief compliance officer; (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Pursuant to a separate contractual arrangement, WTAM has arranged for the provision of chief compliance officer (“CCO”) services to the Funds, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees, in exchange for a service fee paid by each Fund, of up to 0.0044% of each Fund’s average daily net assets. Trustees fees, which are included in Service Fees on the Statements of Operations, of $288,600 have been paid on behalf of the Funds of the Trust to the Independent Trustees for the year ended March 31, 2011. Expenses in excess of 0.0044% were paid by WTAM. WTAM has agreed to limit the total expenses of the Middle East Dividend Fund to 0.88% and International Hedged Equity Fund to 0.58%.

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Notes to Financial Statements (continued)

Currency Transactions — The Funds may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to shareholders. The Funds, other than Japan Hedged Equity Fund and International Hedged Equity Fund, do not expect to engage in currency transactions for the purpose of hedging against declines in the value of a Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

Forward Foreign Currency Transactions — A forward foreign currency contract (“Forward Contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have matured.

The following foreign currency transactions were open at and for the year ended March 31, 2011:

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
DEFA Fund
	4/01/11	AUD	316,206	USD	324,197	$(2,807)
Global Equity Income Fund
	4/04/11	AUD	74,343	USD	77,064	$182
	4/04/11	CAD	8,156	USD	8,417	33
						$215
Japan Hedged Equity Fund
	4/05/11	JPY	10,310,863,849	USD	125,874,257	$1,463,373
	4/05/11	JPY	10,310,863,849	USD	125,872,720	1,461,837
	4/05/11	JPY	57,363,869	USD	700,892	8,739
	4/05/11	JPY	2,133,908,045	USD	26,013,117	265,383
	4/05/11	JPY	325,108,308	USD	3,947,549	24,792
	4/05/11	JPY	164,781,217	USD	2,000,695	12,445
	4/05/11	JPY	165,820,813	USD	2,021,712	20,918
	4/05/11	JPY	163,860,136	USD	1,981,740	4,603
	4/05/11	JPY	1,319,550,197	USD	16,453,962	532,270
	4/05/11	JPY	1,953,110,276	USD	24,801,841	1,235,613
	4/05/11	JPY	85,636,503	USD	1,087,195	53,905
	4/05/11	JPY	270,270,057	USD	3,331,243	70,164
	4/05/11	JPY	7,556,588,727	USD	93,290,758	2,112,959
	4/05/11	JPY	2,528,327,442	USD	31,239,026	732,227
	4/05/11	JPY	325,576,674	USD	4,021,208	92,799
	4/05/11	JPY	584,401,098	USD	7,203,498	152,115
	4/05/11	JPY	3,538,889,655	USD	43,306,652	606,409
	4/05/11	USD	247,101,330	JPY	20,479,511,151	4,452
	4/05/11	USD	257,185,547	JPY	21,315,409,564	6,184
	5/09/11	JPY	20,136,421,597	USD	243,000,682	(3,076)
	5/09/11	JPY	20,958,316,355	USD	252,921,214	(1,066)
						$8,857,045
Pacific ex-Japan Total Dividend Fund
	4/01/11	AUD	6,661	HKD	53,649	$9
	4/04/11	AUD	67,764	SGD	88,425	73
						$82

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Notes to Financial Statements (continued)

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Pacific ex-Japan Equity Income Fund
	4/01/11	NZD	30,253	HKD	179,607	$15
	4/04/11	USD	80,000	SGD	100,808	(25)
						$(10)
International SmallCap Dividend Fund
	4/01/11	JPY	14,258,812	NZD	225,000	$(423)
	4/01/11	USD	80,371	AUD	78,100	396
	4/01/11	USD	314,528	JPY	25,920,000	(1,786)
	4/01/11	USD	435,333	NZD	575,000	3,249
	4/04/11	JPY	48,000,000	USD	577,201	(1,950)
	4/05/11	AUD	984,000	USD	1,015,950	(1,653)
						$(2,167)
Emerging Markets SmallCap Dividend Fund
	4/01/11	USD	965,229	ILS	3,379,267	$7,698
	4/01/11	USD	231,673	KRW	254,376,838	222
	4/04/11	USD	148,020	ILS	514,519	115
						$8,035
Middle East Dividend Fund
	4/04/11	AED	376,450	USD	102,494	$(5)
	4/04/11	QAR	53,000	USD	14,552	(3)
	4/04/11	USD	16,104	OMR	6,200	—
						$(8)
International Hedged Equity Fund
	4/01/11	AUD	27,016	USD	27,699	$(240)
	4/05/11	AUD	2,450,755	USD	2,485,161	(48,976)
	4/05/11	CHF	1,151,760	USD	1,239,522	(19,447)
	4/05/11	EUR	6,614,304	USD	9,131,814	(254,447)
	4/05/11	EUR	50,120	USD	69,163	(1,961)
	4/05/11	GBP	2,474,523	USD	4,023,661	57,170
	4/05/11	JPY	202,480,262	USD	2,471,876	28,793
	4/05/11	NOK	1,818,567	USD	324,139	(4,599)
	4/05/11	SEK	3,873,918	USD	611,002	(3,068)
	4/05/11	SGD	546,500	USD	430,108	(3,451)
	4/05/11	USD	2,534,139	AUD	2,450,755	—
	4/05/11	USD	17,057	CHF	15,838	255
	4/05/11	USD	1,241,657	CHF	1,135,922	—
	4/05/11	USD	9,386,273	EUR	6,614,304	(13)
	4/05/11	USD	71,125	EUR	50,120	—
	4/05/11	USD	18,736	GBP	11,514	(280)
	4/05/11	USD	3,948,033	GBP	2,463,009	—
	4/05/11	USD	2,443,083	JPY	202,480,262	—
	4/05/11	USD	328,738	NOK	1,818,567	—
	4/05/11	USD	614,070	SEK	3,873,918	—
	4/05/11	USD	433,558	SGD	546,500	—
	5/04/11	AUD	2,430,976	USD	2,504,661	(49)
	5/04/11	CHF	1,112,560	USD	1,216,314	16
	5/04/11	EUR	6,550,731	USD	9,290,889	(149)
	5/04/11	NOK	1,867,825	USD	337,123	(10)
	5/04/11	SEK	3,988,113	USD	631,274	(10)
	5/05/11	GBP	2,465,549	USD	3,950,719	(42)
	5/05/11	SGD	531,826	USD	421,922	(9)
	5/09/11	JPY	188,260,293	USD	2,271,872	(29)
						$(250,546)

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Notes to Financial Statements (continued)

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
International Basic Materials Sector Fund
	4/01/11	AUD	21,484	EUR	15,678	$31
	4/04/11	AUD	8,041	GBP	5,185	(4)
	4/04/11	AUD	22,077	JPY	1,893,502	16
	4/04/11	AUD	23,816	SEK	155,463	15
						$58
International Real Estate Fund
	4/04/11	AUD	34,094	USD	35,231	$63
	4/04/11	EUR	11,220	USD	15,931	9
	4/04/11	HKD	102,339	USD	13,155	(2)
	4/04/11	NZD	19,649	USD	14,996	9
	4/04/11	SGD	16,081	USD	12,757	(1)
						$78

Currency Legend:

AED – UAE dirham	KRW – South Korean won
AUD – Australian dollar	NOK – Norwegian krone
CAD – Canadian dollar	NZD – New Zealand dollar
CHF – Swiss franc	OMR – Omani rial
EUR – Euro	QAR – Qatari rial
GBP – British pound	SEK – Swedish krona
HKD – Hong Kong dollar	SGD – Singapore dollar
ILS – Israeli new shekel	USD – U.S. dollar
JPY – Japanese yen

Security Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and /or high grade debt obligations, equivalent to at least 100% of the market value of securities is maintained at all times. The collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

The securities lending income earned by the Funds is disclosed on the Statements of Operations on page 144.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include short-term obligations issued by the U.S. Government, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are

146	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (continued)

permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported for tax purposes as a tax return of capital to the extent of a shareholder’s tax basis, and thereafter as capital gain.

3. ADVISER FEES AND TRANSACTIONS

As an investment adviser, WTAM has overall responsibility for the general management and administration of the Trust. WTAM also provides an investment program for each Fund. WTAM also arranges for sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services necessary for the Funds to operate. Under the Investment Advisory Agreement for each Fund, as also described in Note 2, WTAM agrees to pay all expenses of the Funds (other than the Middle East Dividend Fund and the International Hedged Equity Fund), except compensation and expenses of the Independent Trustees, counsel to the Independent Trustees and the Trust’s CCO, interest expenses and taxes, brokerage expenses, and other expenses connected with the execution of portfolio transactions, any distribution fees or expenses, legal fees or expenses and extraordinary expenses. The Investment Advisory Agreements for the Middle East Dividend Fund and International Hedged Equity Fund do not require WTAM to pay any Fund expenses, except sub-advisory fees.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee of up to 0.0044%. WTAM has agreed to limit net annual operating expenses for Middle East Dividend Fund to 0.88% and International Hedged Equity Fund to 0.58%. WTAM expects to receive fees from each fund, based on a percentage of the Fund’s average daily net assets as shown in the following table:

Fund	Advisory Fee Rate
DEFA Fund	0.48%
DEFA Equity Income Fund	0.58%
Global Equity Income Fund	0.58%
Europe SmallCap Dividend Fund	0.58%
Japan Hedged Equity Fund	0.48%
World ex-U.S. Growth Fund	0.58%
Japan SmallCap Dividend Fund	0.58%
Pacific ex-Japan Total Dividend Fund	0.48%
Pacific ex-Japan Equity Income Fund	0.58%
International LargeCap Dividend Fund	0.48%
International Dividend ex-Financials Fund	0.58%
International MidCap Dividend Fund	0.58%
International SmallCap Dividend Fund	0.58%
Emerging Markets Equity Income Fund	0.63%
Emerging Markets SmallCap Dividend Fund	0.63%
Middle East Dividend Fund	0.68%
International Hedged Equity Fund	0.48%
International Basic Materials Sector Fund	0.58%
International Energy Sector Fund	0.58%
International Utilities Sector Fund	0.58%
International Real Estate Fund	0.58%

Each Fund may purchase shares of an affiliated exchange traded fund(s) in secondary market transactions. For the year ended March 31, 2011, WTAM waived a portion of its advisory fees based on each Fund’s investment in affiliated Funds. For Middle East Dividend Fund and International Hedged Equity Fund, WTAM waived a portion of its advisory fees to comply with expense limits currently in place for these Funds. For Middle East Dividend Fund and International Hedged Equity Fund, WTAM waived a portion of its advisory fees to comply with expense limits in place for these Funds. The table below indicates the waiver amounts. Please see Note 7 on page 152 for additional information on Other Affiliated Parties and Transactions.

WisdomTree International Dividend and Sector Funds	147

Notes to Financial Statements (continued)

WTAM waived a portion of its investment advisory fees for the year ended March 31, 2011 as follows:

Fund	Advisory Fees Waived
DEFA Fund	$4,141
DEFA Equity Income Fund	2,252
Global Equity Income Fund	1,234
Europe SmallCap Dividend Fund	799
Japan Hedged Equity Fund	97
World ex-U.S. Growth Fund	5,179
Japan SmallCap Dividend Fund	1,602
Pacific ex-Japan Total Dividend Fund	1,209
Pacific ex-Japan Equity Income Fund	2,153
International LargeCap Dividend Fund	1,715
International Dividend ex-Financials Fund	4,342
International MidCap Dividend Fund	4,171
International SmallCap Dividend Fund	7,090
Emerging Markets Equity Income Fund	9,652
Emerging Markets SmallCap Dividend Fund	47,558
Middle East Dividend Fund	213,557
International Hedged Equity Fund	189,902
International Basic Materials Sector Fund	508
International Energy Sector Fund	682
International Utilities Sector Fund	737
International Real Estate Fund	1,048

4. CAPITAL SHARE TRANSACTIONS

As of March 31, 2011, there was an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consist of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying index and an amount of cash. Middle East Dividend Fund issues and redeems shares on a cash basis only. Investors purchasing and redeeming Creation Units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind purchases and redemptions and short-term investments) for the year ended March 31, 2011 were as follows:

Fund	Purchases	Sales
DEFA Fund	$124,274,339	$122,657,310
DEFA Equity Income Fund	41,082,847	41,157,052
Global Equity Income Fund	21,900,951	19,814,596
Europe SmallCap Dividend Fund	16,670,462	16,462,118
Japan Hedged Equity Fund	38,297,689	52,578,352
World ex-U.S. Growth Fund	26,482,311	23,222,381
Japan SmallCap Dividend Fund	57,354,020	57,142,933
Pacific ex-Japan Total Dividend Fund	23,418,590	22,605,467
Pacific ex-Japan Equity Income Fund	37,272,662	36,329,861
International LargeCap Dividend Fund	32,399,679	31,901,766
International Dividend ex-Financials Fund	77,869,151	77,142,264
International MidCap Dividend Fund	56,323,917	56,430,234

148	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (continued)

Fund	Purchases	Sales
International SmallCap Dividend Fund	$239,582,928	$236,834,803
Emerging Markets Equity Income Fund	715,565,261	275,110,908
Emerging Markets SmallCap Dividend Fund	516,442,501	219,604,087
Middle East Dividend Fund	14,789,922	8,229,403
International Hedged Equity Fund	6,626,154	8,008,481
International Basic Materials Sector Fund	14,239,964	14,309,228
International Energy Sector Fund	16,869,687	16,806,707
International Utilities Sector Fund	7,415,744	7,563,277
International Real Estate Fund	17,552,138	25,525,541

For the year ended March 31, 2011, the cost of in-kind purchases and the proceeds from in-kind redemptions were as follows:

Fund	Purchases	Redemptions
DEFA Fund	$19,100,929	$24,417,106
DEFA Equity Income Fund	2,199,237	16,222,881
Global Equity Income Fund	27,323,681	—
Europe SmallCap Dividend Fund	—	5,500,984
Japan Hedged Equity Fund	483,390,690	23,853,843
World ex-U.S. Growth Fund	17,824,153	—
Japan SmallCap Dividend Fund	121,174,262	52,347,072
Pacific ex-Japan Total Dividend Fund	—	8,903,828
Pacific ex-Japan Equity Income Fund	—	40,056,308
International LargeCap Dividend Fund	17,959,203	9,772,659
International Dividend ex-Financials Fund	20,265,766	45,902,494
International MidCap Dividend Fund	7,539,308	11,175,107
International SmallCap Dividend Fund	7,068,074	17,141,401
Emerging Markets Equity Income Fund	303,668,977	94,309,413
Emerging Markets SmallCap Dividend Fund	276,914,266	87,274,626
Middle East Dividend Fund	—	—
International Hedged Equity Fund	11,089,477	—
International Basic Materials Sector Fund	—	10,880,307
International Energy Sector Fund	22,496,449	30,401,177
International Utilities Sector Fund	—	10,485,609
International Real Estate Fund	33,341,674	1,284,984

Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.

6. FEDERAL INCOME TAXES

At March 31, 2011, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
DEFA Fund	$440,610,499	$59,013,740	$(12,613,442)	$46,400,298
DEFA Equity Income Fund	137,415,862	13,814,906	(13,372,081)	442,825
Global Equity Income Fund	73,303,754	9,268,547	(1,091,547)	8,177,000
Europe SmallCap Dividend Fund	27,294,512	5,490,593	(2,066,617)	3,423,976
Japan Hedged Equity Fund	560,188,578	6,119,727	(24,484,811)	(18,365,084)
World ex-U.S. Growth Fund	42,561,906	7,657,565	(365,758)	7,291,807
Japan SmallCap Dividend Fund	240,895,546	11,452,812	(8,612,033)	2,840,779
Pacific ex-Japan Total Dividend Fund	80,714,040	14,153,972	(3,987,379)	10,166,593
Pacific ex-Japan Equity Income Fund	76,929,966	10,184,625	(2,264,665)	7,919,960
International LargeCap Dividend Fund	168,057,520	17,022,019	(12,524,616)	4,497,403
International Dividend ex-Financials Fund	141,167,543	20,459,267	(5,757,874)	14,701,393

WisdomTree International Dividend and Sector Funds	149

Notes to Financial Statements (continued)

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
International MidCap Dividend Fund	$160,734,579	$22,468,045	$(10,397,425)	$12,070,620
International SmallCap Dividend Fund	458,714,012	87,901,883	(22,916,579)	64,985,304
Emerging Markets Equity Income Fund	1,171,897,880	196,926,889	(12,982,063)	183,944,826
Emerging Markets SmallCap Dividend Fund	813,393,861	140,809,515	(16,505,250)	124,304,265
Middle East Dividend Fund	18,730,764	1,794,232	(1,266,624)	527,608
International Hedged Equity Fund	19,185,139	3,166,187	(244,044)	2,922,143
International Basic Materials Sector Fund	39,492,608	8,700,341	(3,360,523)	5,339,818
International Energy Sector Fund	44,607,411	7,313,908	(2,328,426)	4,985,482
International Utilities Sector Fund	50,564,281	1,607,410	(13,271,042)	(11,663,632)
International Real Estate Fund	131,440,271	4,995,156	(9,709,251)	(4,714,095)

At March 31, 2011, the components of accumulated earnings/loss on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital and Other Losses	Net Unrealized Appreciation (Depreciation)	Currency Unrealized Appreciation (Depreciation)	Total Accumulated Earnings/(Losses)
DEFA Fund	$1,127,956	$(228,885,181)	$46,400,298	$50,249	$(181,306,678)
DEFA Equity Income Fund	193,426	(74,831,476)	442,825	12,324	(74,182,901)
Global Equity Income Fund	154,543	(23,408,169)	8,177,000	4,372	(15,072,254)
Europe SmallCap Dividend Fund	383,628	(25,693,577)	3,423,976	801	(21,885,172)
Japan Hedged Equity Fund	5,995,250	(13,402,752)	(18,365,084)	(39,150)	(25,811,736)
World ex-U.S. Growth Fund	83,053	(13,118,725)	7,291,807	1,230	(5,742,635)
Japan SmallCap Dividend Fund	2,987,963	(20,084,183)	2,840,779	(18,626)	(14,274,067)
Pacific ex-Japan Total Dividend Fund	179,511	(16,072,616)	10,166,593	9,986	(5,716,526)
Pacific ex-Japan Equity Income Fund	327,933	(15,627,959)	7,919,960	17,739	(7,362,327)
International LargeCap Dividend Fund	338,266	(41,681,324)	4,497,403	17,104	(36,828,551)
International Dividend ex-Financials Fund	154,944	(148,453,324)	14,701,393	25,141	(133,571,846)
International MidCap Dividend Fund	531,593	(73,027,083)	12,070,620	7,714	(60,417,156)
International SmallCap Dividend Fund	3,882,832	(216,594,511)	64,985,304	(18,101)	(147,744,476)
Emerging Markets Equity Income Fund	3,693,067	(36,853,201)	183,944,826	93,683	150,878,375
Emerging Markets SmallCap Dividend Fund	3,978,549	(20,308,464)	124,304,265	80,005	108,054,355
Middle East Dividend Fund	288,172	(7,338,239)	527,608	(325)	(6,522,784)
International Hedged Equity Fund	126,474	(2,157,575)	2,922,143	(1,500)	889,542
International Basic Materials Sector Fund	88,792	(17,639,461)	5,339,818	3,782	(12,207,069)
International Energy Sector Fund	9,383	(13,107,026)	4,985,482	2,291	(8,109,870)
International Utilities Sector Fund	77,625	(9,699,046)	(11,663,632)	1,177	(21,283,876)
International Real Estate Fund	2,758,710	(47,355,330)	(4,714,095)	(1,044)	(49,311,759)
The tax character of distributions paid during the fiscal year ended March 31, 2011 and March 31, 2010, was as follows:

	Year Ended March 31, 2011	Year Ended March 31, 2010
Fund	Distributions Paid from Ordinary Income*	Distributions Paid from Ordinary Income*
DEFA Fund	$14,637,890	$19,292,972
DEFA Equity Income Fund	5,400,141	5,586,535
Global Equity Income Fund	2,060,172	1,835,881
Europe SmallCap Dividend Fund	772,916	776,003
Japan Hedged Equity Fund	1,252,279	934,315
World ex-U.S. Growth Fund	917,040	859,811
Japan SmallCap Dividend Fund	2,383,352	1,520,747
Pacific ex-Japan Total Dividend Fund	3,365,676	3,574,407
Pacific ex-Japan Equity Income Fund	4,176,991	3,645,372

150	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (continued)

	Year Ended March 31, 2011	Year Ended March 31, 2010
Fund	Distributions Paid from Ordinary Income*	Distributions Paid from Ordinary Income*
International LargeCap Dividend Fund	$5,111,213	$4,322,343
International Dividend ex-Financials Fund	6,504,988	5,343,066
International MidCap Dividend Fund	4,562,537	3,633,344
International SmallCap Dividend Fund	12,889,846	10,659,948
Emerging Markets Equity Income Fund	27,419,477	11,953,872
Emerging Markets SmallCap Dividend Fund	16,528,911	5,378,463
Middle East Dividend Fund	520,780	431,581
International Hedged Equity Fund	506,947	25,814
International Basic Materials Sector Fund	781,200	670,355
International Energy Sector Fund	1,511,977	1,249,410
International Utilities Sector Fund	1,705,615	1,445,458
International Real Estate Fund	10,473,002	7,422,149
*	Includes short-term capital gains.

At March 31, 2011, for Federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains through the years indicated. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Capital Loss Available Through 2015	Capital Loss Available Through 2016	Capital Loss Available Through 2017	Capital Loss Available Through 2018	Capital Loss Available Through 2019	Capital Loss Available Total
DEFA Fund	$—	$1,113,913	$31,593,366	$187,173,747	$8,855,174	$228,736,200
DEFA Equity Income Fund	3,223	1,088,572	24,469,991	41,582,445	7,637,372	74,781,603
Global Equity Income Fund	—	251,233	6,927,464	15,414,669	807,956	23,401,322
Europe SmallCap Dividend Fund	—	1,116,689	6,092,078	16,382,086	2,102,724	25,693,577
Japan Hedged Equity Fund	61,971	147,026	456,605	3,305,242	9,431,908	13,402,752
World ex-U.S. Growth Fund	—	638,234	3,657,374	8,823,117	—	13,118,725
Japan SmallCap Dividend Fund	6,631	450,744	2,793,131	13,069,045	3,661,232	19,980,783
Pacific ex-Japan Total Dividend Fund	2,486	434,717	1,942,155	11,545,171	2,148,087	16,072,616
Pacific ex-Japan Equity Income Fund	—	292,646	2,237,436	10,402,798	2,670,223	15,603,103
International LargeCap Dividend Fund	12,856	911,666	10,714,056	21,950,675	8,092,071	41,681,324
International Dividend ex-Financials Fund	—	1,217,608	40,771,676	106,422,557	—	148,411,841
International MidCap Dividend Fund	—	2,200,353	10,045,031	49,400,362	11,183,904	72,829,650
International SmallCap Dividend Fund	—	2,417,649	31,684,635	176,126,796	6,365,431	216,594,511
Emerging Markets Equity Income Fund	—	166,963	3,240,763	32,150,807	561,494	36,120,027
Emerging Markets SmallCap Dividend Fund	—	—	4,224,150	9,367,814	4,882,951	18,474,915
Middle East Dividend Fund	—	—	41,648	6,522,827	763,315	7,327,790
International Hedged Equity Fund	—	—	—	108,824	1,617,839	1,726,663
International Basic Materials Sector Fund	—	606,109	911,737	12,348,688	3,769,123	17,635,657
International Energy Sector Fund	—	45,822	1,245,793	4,858,681	6,793,018	12,943,314
International Utilities Sector Fund	—	13,301	1,722,994	5,793,876	1,986,702	9,516,873
International Real Estate Fund	—	261,244	12,351,482	23,011,711	10,538,886	46,163,323

World ex-U.S. Growth Fund and International Dividend ex-Financials Fund utilized $146,510 and $29,566 of its capital loss carry forward, respectively which offset net taxable gains realized in the current year ended March 31, 2011.

Capital losses, currency losses and passive foreign investment company ("PFIC") losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of each Fund's next taxable year.

WisdomTree International Dividend and Sector Funds	151

Notes to Financial Statements (continued)

During the fiscal year ended March 31, 2011, the following Funds incurred and will elect to defer net post-October currency and capital losses as follows:

Fund	Post-October Currency Losses	Post-October Capital Losses
DEFA Fund	$15,083	$133,898
DEFA Equity Income Fund	1,559	48,314
Global Equity Income Fund	—	6,847
Europe SmallCap Dividend Fund	—	—
Japan Hedged Equity Fund	—	—
World ex-U.S. Growth Fund	—	—
Japan SmallCap Dividend Fund	7,133	96,267
Pacific ex-Japan Total Dividend Fund	—	—
Pacific ex-Japan Equity Income Fund	6,836	18,020
International LargeCap Dividend Fund	—	—
International Dividend ex-Financials Fund	—	41,483
International MidCap Dividend Fund	—	197,433
International SmallCap Dividend Fund	—	—
Emerging Markets Equity Income Fund	514,249	218,925
Emerging Markets SmallCap Dividend Fund	357,356	1,476,193
Middle East Dividend Fund	10,449	—
International Hedged Equity Fund	11,957	418,955
International Basic Materials Sector Fund	3,804	—
International Energy Sector Fund	2,417	161,295
International Utilities Sector Fund	2,478	179,695
International Real Estate Fund	—	1,192,007

At March 31, 2011, the effect of permanent "book/tax" reclassifications resulted in increases (decreases) to the components of net assets as follows:

Fund	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid-in Capital
DEFA Fund	$15,317	$1,548,084	$(1,563,401)
DEFA Equity Income Fund	(54,873)	1,517,323	(1,462,450)
Global Equity Income Fund	15,181	(15,181)	—
Europe SmallCap Dividend Fund	300,804	(1,079,680)	778,876
Japan Hedged Equity Fund	124,537	882,537	(1,007,074)
World ex-U.S. Growth Fund	5,554	(5,554)	—
Japan SmallCap Dividend Fund	199,231	(3,395,801)	3,196,570
Pacific ex-Japan Total Dividend Fund	44,889	(1,567,120)	1,522,231
Pacific ex-Japan Equity Income Fund	61,224	(3,302,284)	3,241,060
International LargeCap Dividend Fund	8,191	(331,441)	323,250
International Dividend ex-Financials Fund	(79,573)	(5,211,425)	5,290,998
International MidCap Dividend Fund	104,383	(1,400,652)	1,296,269
International SmallCap Dividend Fund	1,055,244	(4,648,304)	3,593,060
Emerging Markets Equity Income Fund	138,434	(24,213,040)	24,074,606
Emerging Markets SmallCap Dividend Fund	1,130,399	(24,925,441)	23,795,042
Middle East Dividend Fund	(1,225)	1,225	—
International Hedged Equity Fund	(97,392)	97,392	—
International Basic Materials Sector Fund	(19,833)	(1,962,742)	1,982,575
International Energy Sector Fund	(46,022)	(5,276,798)	5,322,820
International Utilities Sector Fund	7,835	1,534,517	(1,542,352)
International Real Estate Fund	1,080,281	(767,872)	(312,409)

The differences are primarily due to redemptions-in-kind, currency gain/loss, Passive Foreign Investment Companies ("PFICs"), the tax treatment of income earned from investments in partnerships, non-deductible expenses, and non-dividend distributions from underlying investments.

152	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (continued)

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. As of and during the fiscal year ended March 31, 2011, the Funds did not have any liabilities for unrecognized tax benefits. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with the U.S. Internal Revenue Service, the state of New York, and various other states. Generally, each of the tax years in the four year period ended March 31, 2011, remains subject to examination by taxing authorities.

7. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the year ended March 31, 2011 are as follows:

Affiliated Fund Name	Value at 3/31/2010	Purchases/ Additions	Sales/ Reductions	Value at 3/31/2011	Dividend Income
DEFA Fund
International Dividend ex-Financials Fund	$—	$12,362,778	$10,709,174	$1,723,819	$50,041
International LargeCap Dividend Fund	—	866,710	832,612	—	—
Total	$—	$13,229,488	$11,541,786	$1,723,819	$50,041
DEFA Equity Income Fund
International LargeCap Dividend Fund	$—	$1,923,081	$1,716,667	$215,177	$8,454
Global Equity Income Fund
DEFA Equity Income Fund	$—	$1,418,081	$1,276,009	$170,446	$15,732
Emerging Markets Equity Income Fund	—	42,252	40,537	—	—
WisdomeTree Equity Income Fund	—	466,405	425,406	56,591	5,242
Total	$—	$1,926,738	$1,741,952	$227,037	$20,974
Europe SmallCap Dividend Fund
International MidCap Dividend Fund	$—	$886,936	$828,186	$97,451	$5,291
International SmallCap Dividend Fund	—	121,167	116,980	—	—
Total	$—	$1,008,103	$945,166	$97,451	$5,291
Japan Hedged Equity Fund
Japan SmallCap Dividend Fund	$—	$239,357	$233,213	$—	$712
World ex-U.S. Growth Fund
DEFA Fund	$—	$525,279	$460,118	$77,100	$4,343
Emerging Markets Equity Income Fund	—	350,364	313,650	51,882	3,069
WisdomTree India Earnings Fund	358,979	784,923	—	1,174,699	4,587
Total	$358,979	$1,660,566	$773,768	$1,303,681	$11,999
Japan SmallCap Dividend Fund
Japan Hedged Equity Fund	$—	$2,188,823	$1,569,700	$572,259	$7,888
Pacific ex-Japan Total Dividend Fund
DEFA Fund	$—	$2,129,552	$1,865,589	$348,069	$7,343
Pacific ex-Japan Equity Income Fund	—	89,622	84,795	—	—
Total	$—	$2,219,174	$1,950,384	$348,069	$7,343
Pacific ex-Japan Equity Income Fund
Pacific ex-Japan Total Dividend Fund	$—	$3,388,724	$3,310,592	$136,741	$25,258
International LargeCap Dividend Fund
DEFA Fund	$—	$1,392,680	$1,391,773	$—	$10,166
Pacific ex-Japan Total Dividend Fund	—	1,515,751	1,164,160	390,104	9,446
Total	$—	$2,908,431	$2,555,933	$390,104	$19,612
International Dividend ex-Financials Fund
International LargeCap Dividend Fund	$—	$2,657,905	$2,604,378	$160,763	$27,837
International MidCap Dividend Fund
International LargeCap Dividend Fund	$—	$2,037,596	$1,776,182	$266,492	$15,922
International SmallCap Dividend Fund	—	2,015,188	1,825,250	271,398	14,888
Total	$—	$4,052,784	$3,601,432	$537,890	$30,810

WisdomTree International Dividend and Sector Funds	153

Notes to Financial Statements (concluded)

Affiliated Fund Name	Value at 3/31/2010	Purchases/ Additions	Sales/ Reductions	Value at 3/31/2011	Dividend Income
International SmallCap Dividend Fund
Europe SmallCap Dividend Fund	$—	$1,926,384	$1,276,143	$724,750	$15,994
Japan SmallCap Dividend Fund	—	8,039,464	6,840,078	1,376,837	28,774
International MidCap Dividend Fund	—	909,342	852,876	—	—
Total	$—	$10,875,190	$8,969,097	$2,101,587	$44,768
Emerging Markets Equity Income Fund
Emerging Markets SmallCap Dividend Fund	$—	$8,352,490	$8,868,278	$—	$44,300
Global Equity Income Fund	—	6,325,798	4,512,377	1,907,623	24,352
Total	$—	$14,678,288	$13,380,655	$1,907,623	$68,652
Emerging Markets SmallCap Dividend Fund
Emerging Markets Equity Income Fund	$—	$9,450,598	$4,964,972	$4,661,410	$32,052
WisdomTree India Earnings Fund	2,728,210	7,880,072	523,288	10,123,269	30,487
Total	$2,728,210	$17,330,670	$5,488,260	$14,784,679	$62,539
International Hedged Equity Fund
International Dividend ex-Financials Fund	$—	$932,662	$975,220	$—	$5,416
International LargeCap Dividend Fund	—	40,330	38,696	—	—
Total	$—	$972,992	$1,013,916	$—	$5,416
International Basic Materials Sector Fund
DEFA Fund	$—	$709,382	$675,279	$33,107	$2,674
International Energy Sector Fund
DEFA Fund	$—	$1,231,140	$1,114,660	$121,839	$1,523
International Utilities Sector Fund
DEFA Fund	$—	$1,508,534	$1,393,695	$107,423	$5,082
International Real Estate Fund
DEFA Fund	$—	$2,241,847	$2,027,102	$165,534	$11,366

8. SUBSEQUENT EVENT

Effective June 17, 2011, the WisdomTree Funds listed in the table below will change their investment objective, strategies and fund names. Certain WisdomTree Funds listed below are not part of this report but are part of the 46 funds that comprise the Trust.

Ticker	Former Fund Name	New Fund Name	Primary Change
DRW	WisdomTree International Real Estate Fund	WisdomTree Global ex-U.S. Real Estate Fund	Broader, global real estate exposure with addition of emerging markets.
DBU	WisdomTree International Utilities Sector Fund	WisdomTree Global ex-U.S. Utility Fund	Broader, global utilities exposure with addition of emerging markets.
DBN	WisdomTree International Basic Materials Sector Fund	WisdomTree Commodity Country Equity Fund	More diversified commodity-focused equity strategy; adds emerging markets.
DKA	WisdomTree International Energy Sector Fund	WisdomTree Global Natural Resources Fund	More diversified energy/natural resources-focused equity strategy; adds emerging markets.
DND	WisdomTree Pacific ex-Japan Total Dividend Fund	WisdomTree Asia Pacific ex-Japan Fund	Expand portfolio to become a broader Asia-Pacific regional strategy; adds emerging markets.
DNH	WisdomTree Pacific ex-Japan Equity Income Fund	WisdomTree Australia Dividend Fund	Expand majority Australia portfolio weight to pure Australia dividend strategy.
DNL	WisdomTree World ex-U.S. Growth Fund	WisdomTree Global ex-U.S. Growth Fund	Name change only.

The WisdomTree Dreyfus Euro Fund and the WisdomeTree Dreyfus New Zealand Dollar Fund will change their investment objective, strategies and fund names as indicated table below, effective on or after June 27, 2011 and August 26, 2011 respectively.

Ticker	Former Fund Name	New Fund Name	Primary Change/Enhancement
EU	WisdomTree Dreyfus Euro Fund	WisdomTree Dreyfus Euro Debt Fund	Restructured to provide exposure to debt of issuers in the European Union denominated in Euros. Extend duration to achieve intermediate-term European bond strategy.
BNZ	WisdomTree Dreyfus New Zealand Dollar Fund	WisdomTree Dreyfus Australia & New Zealand Debt Fund	Restructured to provide exposure to Australia & New Zealand debt denominated in their respective currencies. Extend duration to achieve intermediate-term Australia/New Zealand bond strategy.

154	WisdomTree International Dividend and Sector Funds

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of WisdomTree Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of WisdomTree DEFA Fund, WisdomTree DEFA Equity Income Fund, WisdomTree Global Equity Income Fund, WisdomTree Europe SmallCap Dividend Fund, WisdomTree Japan Hedged Equity Fund, WisdomTree World ex-U.S. Growth Fund, WisdomTree Japan SmallCap Dividend Fund, WisdomTree Pacific ex-Japan Total Dividend Fund, WisdomTree Pacific ex-Japan Equity Income Fund, WisdomTree International LargeCap Dividend Fund, WisdomTree International Dividend ex-Financials Fund, WisdomTree International MidCap Dividend Fund, WisdomTree International SmallCap Dividend Fund, WisdomTree Emerging Markets Equity Income Fund, WisdomTree Emerging Markets SmallCap Dividend Fund, WisdomTree Middle East Dividend Fund, WisdomTree International Hedged Equity Fund, WisdomTree International Basic Materials Sector Fund, WisdomTree International Energy Sector Fund, WisdomTree International Utilities Sector Fund and WisdomTree International Real Estate Fund (twenty-one of the investment funds constituting the WisdomTree Trust (the “Trust”)) as of March 31, 2011, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2011, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WisdomTree DEFA Fund, WisdomTree DEFA Equity Income Fund, WisdomTree Global Equity Income Fund, WisdomTree Europe SmallCap Dividend Fund, WisdomTree Japan Hedged Equity Fund, WisdomTree World ex-US Growth Fund, WisdomTree Japan SmallCap Dividend Fund, WisdomTree Pacific ex-Japan Total Dividend Fund, WisdomTree Pacific ex-Japan Equity Income Fund, WisdomTree International LargeCap Dividend Fund, WisdomTree International Dividend ex-Financials Fund, WisdomTree International MidCap Dividend Fund, WisdomTree International SmallCap Dividend Fund, WisdomTree Emerging Markets Equity Income Fund, WisdomTree Emerging Markets SmallCap Dividend Fund, WisdomTree Middle East Dividend Fund, WisdomTree International Hedged Equity Fund, WisdomTree International Basic Materials Sector Fund, WisdomTree International Energy Sector Fund, WisdomTree International Utilities Sector Fund and WisdomTree International Real Estate Fund of WisdomTree Trust at March 31, 2011, the results of their operations, the changes in their net assets and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York

May 26, 2011

WisdomTree International Dividend and Sector Funds	155

Approval of Investment Advisory and Sub-Advisory Agreement (unaudited)

Approval of Investment Advisory Agreement. The Trust and the Investment Adviser have entered into an investment advisory agreement covering each Fund discussed herein. At a meeting held on March 16, 2011, the Board of Trustees re-approved the Investment Advisory Agreement for each Fund. The Board reviewed and analyzed the factors it deemed relevant, including: (i) the nature, quality and extent of the services to be provided to the Funds by WTAM; (ii) the performance of the Funds; (iii) the costs of services to be provided and the profits to be realized by WTAM from its relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow; (v) whether the fee levels reflect these economies of scale for the benefit of investors; and (vi) the fees charged by the Investment Adviser for non-registered funds.

The Board also considered the nature and quality of the services to be provided by WTAM to the Funds, recognizing WTAM’s operational capabilities and resources. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including the selection of the Funds’ Sub-Advisers and oversight of the Sub-Advisers’ compliance with Fund policies and objectives, oversight of general Fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Funds.

The Board gave substantial consideration to the fees payable under the Advisory Agreement. In this connection, the Board evaluated WTAM’s anticipated costs and profitability in serving as investment adviser to the Funds, including the costs associated with the personnel, systems and equipment necessary to manage the Funds and the costs associated with compensating the Sub-Adviser. The Board also examined the fees to be paid by each Fund in light of fees paid to other investment managers by comparable funds and the method of computing each Fund’s fee. After comparing the fees with those of comparable funds and in light of the quality and extent of services to be provided and the costs anticipated to be incurred by WTAM, the Board concluded that the level of the fees paid to WTAM with respect to each Fund is fair and reasonable. The Board also re-approved the Sub-Advisory Agreement between WTAM and Mellon Capital Management (“MCM”), on behalf of each Fund, using essentially the same criteria it used in connection with the Advisory Agreement. The Board considered MCM’s operational capabilities and resources and MCM’s experience in serving as an adviser to ETFs, noting that MCM currently provides investment advisory and management services to other ETFs. The Board considered the investment performance of the Funds, and the expertise and performance of the MCM personnel. The Board also noted that Bank of New York Mellon Corporation, an affiliate of MCM, serves as the Funds’ administrator, accountant, custodian, transfer agent and securities lending agent and receives compensation for acting in these capacities and is responsible for, among other things, coordinating the Funds’ audits, financial statements and tax returns, managing expenses and budgeting for the Funds, processing trades on behalf of each Fund and custodying Fund assets. As such, the Board concluded that the benefits accruing to MCM and its affiliates by virtue of their relationship to the Trust are reasonable and fair in comparison with the anticipated costs of providing the relevant services. The Board noted that WTAM, not the Funds, pays the fees to MCM under the Sub-Advisory Agreement for each Fund.

Based on these considerations and the overall high quality of the personnel, operations, financial condition, investment advisory capabilities, methodologies, and performance of WTAM and MCM, the Board determined that the re-approval of the Advisory Agreements and the Sub-Advisory Agreements was in the best interests of each Fund. After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, with the assistance of independent counsel, approved the Advisory Agreements and Sub-Advisory Agreements.

156	WisdomTree International Dividend and Sector Funds

Frequency Distribution of Discounts & Premiums (unaudited)

The chart below presents information about differences between the per share net asset value (“NAV”) of each Fund and the market trading price of shares of each Fund. For these purposes, the “market price” is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. The term “premium” is sometimes used to describe a market price in excess of NAV and the term “discount” is sometimes used to describe a market price below NAV. The chart presents information about the size and frequency of premiums or discounts. As with other exchange traded funds, the market price of Fund shares is typically slightly higher or lower than the Fund’s per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities. Differences between the closing times of U.S. and non-U.S. markets may contribute to differences between the NAV and market price of Fund shares. Many non-U.S. markets close prior to the close of the U.S. securities exchanges. Developments after the close of such markets as a result of ongoing price discovery may be reflected in a Fund’s market price but not in its NAV (or vice versa).

		Market Price Above or Equal to Net Asset Value		Market Price Below Net Asset Value
	Basis Point Differential	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
WisdomTree DEFA Fund
June 16, 2006 – March 31, 2011	0 – 24.9	170	13.41%	93	7.34%
	25 – 49.9	219	17.26%	84	6.62%
	50 – 74.9	198	15.62%	54	4.26%
	75 – 99.9	118	9.31%	43	3.39%
	100 – 124.9	67	5.28%	31	2.44%
	125 – 174.9	64	5.05%	43	3.39%
	175 – 199.9	11	0.87%	11	0.87%
	200 – 249.9	15	1.18%	11	0.87%
	>250	18	1.42%	18	1.42%
	Total	880	69.40%	388	30.60%
WisdomTree DEFA Equity Income Fund
June 16, 2006 – March 31, 2011	0 – 24.9	164	12.93%	139	10.95%
	25 – 49.9	185	14.59%	109	8.60%
	50 – 74.9	185	14.59%	62	4.89%
	75 – 99.9	109	8.60%	48	3.79%
	100 – 124.9	49	3.86%	38	3.00%
	125 – 174.9	41	3.23%	43	3.39%
	175 – 199.9	13	1.03%	14	1.10%
	200 – 249.9	13	1.03%	21	1.66%
	>250	19	1.50%	16	1.26%
	Total	778	61.36%	490	38.64%
WisdomTree Global Equity Income Fund
June 16, 2006 – March 31, 2011	0 – 24.9	192	15.14%	123	9.71%
	25 – 49.9	213	16.81%	67	5.28%
	50 – 74.9	199	15.69%	45	3.55%
	75 – 99.9	140	11.04%	42	3.31%
	100 – 124.9	76	5.99%	27	2.13%
	125 – 174.9	51	4.02%	25	1.97%
	175 – 199.9	8	0.63%	6	0.47%
	200 – 249.9	12	0.95%	7	0.55%
	>250	18	1.42%	17	1.34%
	Total	909	71.69%	359	28.31%
WisdomTree Europe SmallCap Dividend Fund
June 16, 2006 – March 31, 2011	0 – 24.9	179	14.11%	156	12.30%
	25 – 49.9	144	11.35%	127	10.02%
	50 – 74.9	120	9.46%	90	7.10%
	75 – 99.9	66	5.21%	74	5.84%
	100 – 124.9	38	3.00%	64	5.05%
	125 – 174.9	36	2.84%	75	5.91%
	175 – 199.9	8	0.63%	23	1.81%
	200 – 249.9	12	0.95%	12	0.95%
	>250	13	1.03%	31	2.44%
	Total	616	48.58%	652	51.42%

WisdomTree International Dividend and Sector Funds	157

Frequency Distribution of Discounts & Premiums (unaudited) (continued)

		Market Price Above or Equal to Net Asset Value		Market Price Below Net Asset Value
	Basis Point Differential	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
WisdomTree Japan Hedged Equity Fund
June 16, 2006 – March 31, 2011	0 – 24.9	126	9.94%	108	8.51%
	25 – 49.9	126	9.94%	91	7.18%
	50 – 74.9	138	10.89%	67	5.28%
	75 – 99.9	111	8.75%	50	3.94%
	100 –124.9	70	5.52%	37	2.92%
	125 –174.9	77	6.07%	84	6.62%
	175 –199.9	26	2.05%	13	1.03%
	200 –249.9	25	1.97%	22	1.74%
	>250	36	2.84%	61	4.81%
	Total	735	57.97%	533	42.03%
WisdomTree World ex-U.S.Growth Fund
June 16, 2006 – March 31, 2011	0 – 24.9	127	10.02%	124	9.77%
	25 – 49.9	153	12.06%	76	5.99%
	50 – 74.9	165	13.01%	65	5.13%
	75 – 99.9	116	9.15%	56	4.42%
	100 –124.9	68	5.36%	37	2.92%
	125 – 174.9	55	4.34%	57	4.50%
	175 – 199.9	14	1.10%	21	1.66%
	200 – 249.9	22	1.74%	31	2.44%
	>250	34	2.68%	47	3.71%
	Total	754	59.46%	514	40.54%
WisdomTree Japan SmallCap Dividend Fund
June 16, 2006 – March 31, 2011	0 – 24.9	134	10.57%	97	7.65%
	25 – 49.9	154	12.15%	103	8.12%
	50 – 74.9	117	9.23%	70	5.52%
	75 – 99.9	97	7.65%	59	4.65%
	100 – 124.9	75	5.91%	38	3.00%
	125 – 174.9	80	6.31%	70	5.52%
	175 – 199.9	17	1.34%	16	1.26%
	200 – 249.9	23	1.81%	37	2.92%
	>250	38	3.00%	43	3.39%
	Total	735	57.97%	533	42.03%
WisdomTree Pacific ex-Japan Total Dividend Fund
June 16, 2006 – March 31, 2011	0 – 24.9	141	11.12%	129	10.17%
	25 – 49.9	167	13.18%	96	7.57%
	50 – 74.9	103	8.12%	68	5.36%
	75 – 99.9	92	7.26%	42	3.31%
	100 – 124.9	59	4.65%	47	3.71%
	125 – 174.9	71	5.60%	62	4.89%
	175 – 199.9	23	1.81%	19	1.50%
	200 – 249.9	26	2.05%	36	2.84%
	>250	31	2.44%	56	4.42%
	Total	713	56.23%	555	43.77%
WisdomTree Pacific ex-Japan Equity Income Fund
June 16, 2006 – March 31, 2011	0 – 24.9	144	11.35%	112	8.83%
	25 – 49.9	142	11.20%	93	7.33%
	50 – 74.9	125	9.86%	62	4.89%
	75 – 99.9	91	7.18%	55	4.34%
	100 – 124.9	60	4.73%	46	3.63%
	125 – 174.9	69	5.44%	72	5.68%
	175 – 199.9	18	1.42%	18	1.42%
	200 – 249.9	28	2.21%	32	2.52%
	>250	30	2.37%	71	5.60%
	Total	707	55.76%	561	44.24%

158	WisdomTree International Dividend and Sector Funds

Frequency Distribution of Discounts & Premiums (unaudited) (continued)

		Market Price Above or Equal to Net Asset Value		Market Price Below Net Asset Value
	Basis Point Differential	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
WisdomTree International LargeCap Dividend Fund
June 16, 2006 – March 31, 2011	0 – 24.9	176	13.88%	116	9.15%
	25 – 49.9	237	18.69%	65	5.13%
	50 – 74.9	178	14.04%	50	3.94%
	75 – 99.9	125	9.86%	40	3.15%
	100 – 124.9	61	4.81%	38	3.00%
	125 – 174.9	63	4.97%	35	2.76%
	175 – 199.9	10	0.79%	11	0.87%
	200 – 249.9	15	1.18%	9	0.71%
	>250	23	1.81%	16	1.26%
	Total	888	70.03%	380	29.97%
WisdomTree International Dividend ex-Financials Fund
June 16, 2006 – March 31, 2011	0 – 24.9	172	13.57%	144	11.35%
	25 – 49.9	199	15.70%	95	7.49%
	50 – 74.9	174	13.72%	57	4.50%
	75 – 99.9	77	6.07%	41	3.23%
	100 – 124.9	62	4.89%	44	3.47%
	125 – 174.9	50	3.94%	53	4.18%
	175 – 199.9	16	1.26%	18	1.42%
	200 – 249.9	10	0.79%	13	1.03%
	>250	15	1.18%	28	2.21%
	Total	775	61.12%	493	38.88%
WisdomTree International MidCap Dividend Fund
June 16, 2006 – March 31, 2011	0 – 24.9	166	13.09%	159	12.54%
	25 – 49.9	188	14.83%	126	9.94%
	50 – 74.9	161	12.70%	57	4.50%
	75 – 99.9	63	4.97%	46	3.63%
	100 – 124.9	58	4.57%	44	3.47%
	125 – 174.9	47	3.71%	62	4.89%
	175 – 199.9	15	1.18%	15	1.18%
	200 – 249.9	6	0.47%	15	1.18%
	>250	16	1.26%	24	1.89%
	Total	720	56.78%	548	43.22%
WisdomTree International SmallCap Dividend Fund
June 16, 2006 – March 31, 2011	0 – 24.9	157	12.38%	110	8.68%
	25 – 49.9	186	14.67%	92	7.26%
	50 – 74.9	157	12.38%	43	3.39%
	75 – 99.9	125	9.86%	44	3.47%
	100 – 124.9	88	6.94%	40	3.15%
	125 – 174.9	82	6.47%	33	2.60%
	175 – 199.9	22	1.74%	14	1.10%
	200 – 249.9	14	1.10%	21	1.66%
	>250	24	1.89%	16	1.26%
	Total	855	67.43%	413	32.57%

WisdomTree International Dividend and Sector Funds	159

Frequency Distribution of Discounts & Premiums (unaudited) (continued)

		Market Price Above or Equal to Net Asset Value		Market Price Below Net Asset Value
	Basis Point Differential	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
WisdomTree Emerging Markets Equity Income Fund
July 13, 2007 – March 31, 2011	0 – 24.9	84	8.41%	61	6.12%
	25 – 49.9	80	8.01%	37	3.71%
	50 – 74.9	115	11.51%	21	2.10%
	75 – 99.9	119	11.92%	36	3.60%
	100 –124.9	111	11.11%	26	2.60%
	125 – 174.9	131	13.11%	27	2.70%
	175 – 199.9	33	3.30%	15	1.50%
	200 – 249.9	28	2.80%	11	1.10%
	>250	37	3.70%	27	2.70%
	Total	738	73.87%	261	26.13%
WisdomTree Emerging Markets SmallCap Dividend Fund
October 30, 2007 – March 31, 2011	0 – 24.9	84	9.10%	61	6.61%
	25 – 49.9	82	8.88%	37	4.01%
	50 – 74.9	98	10.62%	39	4.23%
	75 – 99.9	92	9.97%	27	2.93%
	100 –124.9	90	9.75%	29	3.14%
	125 – 174.9	99	10.73%	30	3.25%
	175 – 199.9	29	3.14%	10	1.08%
	200 – 249.9	35	3.79%	13	1.41%
	>250	46	4.98%	22	2.38%
	Total	655	70.96%	268	29.04%
WisdomTree Middle East Dividend Fund
July 16, 2008 – March 31, 2011	0 – 24.9	24	3.22%	20	2.68%
	25 – 49.9	53	7.11%	24	3.23%
	50 – 74.9	57	7.65%	10	1.34%
	75 – 99.9	57	7.65%	7	0.94%
	100 –124.9	73	9.80%	5	0.67%
	125 – 174.9	119	15.98%	14	1.88%
	175 – 199.9	47	6.31%	1	0.13%
	200 – 249.9	69	9.26%	9	1.21%
	>250	141	18.93%	15	2.01%
	Total	640	85.91%	105	14.09%
WisdomTree International Hedged Equity Income Fund
	0 – 24.9	51	16.19%	37	11.75%
	25 – 49.9	49	15.56%	14	4.44%
	50 – 74.9	44	13.97%	7	2.22%
	75 – 99.9	46	14.60%	11	3.49%
	100 – 124.9	34	10.79%	0	0.00%
	125 – 174.9	10	3.17%	6	1.90%
	175 – 199.9	1	0.32%	1	0.32%
	200 – 249.9	1	0.32%	1	0.32%
	>250	1	0.32%	1	0.32%
	Total	237	75.24%	78	24.76%

160	WisdomTree International Dividend and Sector Funds

Frequency Distribution of Discounts & Premiums (unaudited) (concluded)

		Market Price Above or Equal to Net Asset Value		Market Price Below Net Asset Value
	Basis Point Differential	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
WisdomTree International Basic Materials Sector Fund
October 13, 2006 – March 31, 2011	0 – 24.9	157	13.25%	141	11.90%
	25 – 49.9	146	12.31%	92	7.76%
	50 – 74.9	146	12.31%	71	5.99%
	75 – 99.9	86	7.26%	41	3.46%
	100 – 124.9	61	5.15%	39	3.29%
	125 – 174.9	47	3.97%	57	4.81%
	175 – 199.9	13	1.10%	13	1.10%
	200 – 249.9	13	1.10%	18	1.52%
	>250	20	1.69%	24	2.03%
	Total	689	58.14%	496	41.86%
WisdomTree International Energy Sector Fund
October 13, 2006 – March 31, 2011	0 – 24.9	121	10.21%	104	8.78%
	25 – 49.9	139	11.73%	90	7.59%
	50 – 74.9	125	10.55%	60	5.06%
	75 – 99.9	107	9.03%	38	3.21%
	100 – 124.9	96	8.10%	38	3.21%
	125 – 174.9	80	6.75%	56	4.73%
	175 – 199.9	16	1.35%	17	1.43%
	200 – 249.9	24	2.03%	10	0.84%
	>250	26	2.19%	38	3.21%
	Total	734	61.94%	451	38.06%
WisdomTree International Utilities Sector Fund
October 13, 2006 – March 31, 2011	0 – 24.9	128	10.80%	119	10.04%
	25 – 49.9	153	12.92%	82	6.92%
	50 – 74.9	149	12.57%	74	6.24%
	75 – 99.9	109	9.20%	60	5.06%
	100 – 124.9	57	4.81%	40	3.38%
	125 – 174.9	50	4.22%	62	5.23%
	175 – 199.9	17	1.43%	13	1.10%
	200 – 249.9	11	0.93%	14	1.18%
	>250	16	1.35%	31	2.62%
	Total	690	58.23%	495	41.77%
WisdomTree International Real Estate Fund
June 5, 2007 – March 31, 2011	0 – 24.9	113	11.01%	76	7.41%
	25 – 49.9	149	14.52%	59	5.75%
	50 – 74.9	116	11.31%	35	3.41%
	75 – 99.9	88	8.58%	40	3.90%
	100 – 124.9	67	6.53%	36	3.51%
	125 – 174.9	71	6.92%	41	4.00%
	175 – 199.9	25	2.44%	22	2.14%
	200 – 249.9	18	1.75%	14	1.36%
	>250	23	2.24%	33	3.22%
	Total	670	65.30%	356	34.70%

WisdomTree International Dividend and Sector Funds	161

Trustee and Officer Information (unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by WisdomTree Asset Management and other service providers. The Board of Trustees elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The address of each Trustee and Officer is c/o WisdomTree Asset Management, Inc., 380 Madison Avenue, 21st Floor, New York, NY 10017.

Interested Trustee and Officers

Name (year of birth)	Position	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/Officer+	Other Directorships Held by Trustee/Officer
Jonathan Steinberg (1964)	Trustee, President*	Trustee and Officer since 2005	President, WisdomTree Trust since 2005; Chief Executive Officer of WisdomTree Investments, Inc. and Director of WisdomTree Investments, Inc. since 1989.	46	None.

Amit Muni (1969)	Treasurer,* Assistant Secretary*	Officer since 2008	Chief Financial Officer and Assistant Secretary of WisdomTree Investments, Inc. since March 2008; International Securities Exchange Holdings, Inc. (ISE), Controller and Chief Accounting Officer from 2003 to 2008.	46	None.

Richard Morris (1967)	Secretary,* Chief Legal Officer*	Officer since 2005	General Counsel of WisdomTree Asset Management since 2009; Chief Compliance Officer of WisdomTree Trust since 2009; Deputy General Counsel of WisdomTree Investments, Inc. since 2005; Senior Counsel at Barclays Global Investors, N.A. from 2002 to 2005.	46	None.

+	As of March 31, 2011.

*	Elected by and serves at the pleasure of the Board of Trustees.

162	WisdomTree International Dividend and Sector Funds

Trustee and Officer Information (unaudited) (concluded)

Independent Trustees

Name (year of birth)	Position	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee+	Other Directorships Held by Trustee
Gregory Barton (1961)*	Trustee	Trustee since 2006	Executive Vice President of Business Legal Affairs, General Counsel and Secretary of TheStreet.com, Inc., 2009 to present; General Counsel of Martha Stewart Living Omnimedia, Inc. from 2007 to 2008; Executive Vice President of Licensing and Legal Affairs, General Counsel and Secretary of Ziff Davis Media Inc. from 2004 to 2007; Executive Vice President of Legal Affairs, General Counsel and Secretary of Ziff Davis Media Inc. from 2002 to 2004; President from 2001 to 2002, Chief Financial Officer from 2000 to 2002, Vice President of Business Development from 1999 to 2001 and General Counsel and Secretary from 1998 to 2002 of WisdomTree Investments, Inc.	46	Trustee. GLG Investment Series Trust

Toni Massaro (1955)**	Trustee	Trustee since 2006	Dean Emerita at University of Arizona James E. Rogers College of Law (“Rogers College of Law”) since 1999; Dean at the Rogers College of Law from 1999 to 2009; Regents’ Professor since 2006; Milton O. Riepe Chair in Constitutional Law since 1997; Professor at the Rogers College of Law since 1990.	46	None.

Victor Ugolyn (1947)	Trustee, Chairman of the Board of Trustees	Trustee since 2006	Private Investor - 2005 to Present; President and Chief Executive Officer of William D. Witter, Inc. from 2005 to 2006; Consultant to AXA Enterprise in 2004; Chairman, President and Chief Executive Officer of Enterprise Capital Management (subsidiary of The MONY Group, Inc.) and Enterprise Group of Funds, Chairman of MONY Securities Corporation, and Chairman of the Fund Board of Enterprise Group of Funds 1991 to 2004.	46

Member of Board of New York Society of Security Analysts; Member of the Board of Governors of Naismith Memorial Basketball Hall of Fame;

Member of the Board of Overseers of Stanford University’s Hoover Institution.

+	As of March 31, 2011.

*	Chair of the Audit Committee.

**	Chair of the Governance and Nominating Committee.

WisdomTree International Dividend and Sector Funds	163

Supplemental Information (unaudited)

Federal Income Tax Information

The following Federal tax information related to the Funds fiscal year ended March 31, 2011, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2012.

Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year ended March 31, 2011, the following represents the maximum amount of ordinary income distributions that may be considered qualified dividend income:

Fund	Qualified Dividend Income
DEFA Fund	$10,637,234
DEFA Equity Income Fund	3,494,264
Global Equity Income Fund	1,779,948
Europe SmallCap Dividend Fund	642,479
Japan Hedged Equity Fund	1,758,756
World ex-U.S. Growth Fund	988,162
Japan SmallCap Dividend Fund	2,621,490
Pacific ex-Japan Total Dividend Fund	3,457,742
Pacific ex-Japan Equity Income Fund	4,184,369
International LargeCap Dividend Fund	3,451,552
International Dividend ex-Financials Fund	4,294,385
International MidCap Dividend Fund	3,720,473
International SmallCap Dividend Fund	11,598,584
Emerging Markets Equity Income Fund	31,548,085
Emerging Markets SmallCap Dividend Fund	14,840,425
Middle East Dividend Fund	431,994
International Hedged Equity Fund	512,182
International Basic Materials Sector Fund	783,170
International Energy Sector Fund	955,345
International Utilities Sector Fund	687,502
International Real Estate Fund	2,882,330

The Funds intend to elect to pass through to shareholders the credit for taxes paid during the fiscal year ended March 31, 2011 to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

Fund	Gross Foreign Income	Foreign Taxes Paid
DEFA Fund	$10,177,584	$575,964
DEFA Equity Income Fund	3,087,448	141,905
Global Equity Income Fund	1,346,882	95,717
Europe SmallCap Dividend Fund	736,068	58,175
Japan Hedged Equity Fund	7,301,919	511,033
World ex-U.S. Growth Fund	1,032,158	53,329
Japan SmallCap Dividend Fund	4,152,067	290,376
Pacific ex-Japan Total Dividend Fund	3,191,893	64,097
Pacific ex-Japan Equity Income Fund	3,470,821	86,572
International LargeCap Dividend Fund	3,090,788	158,724
International Dividend ex-Financials Fund	3,795,081	227,330
International MidCap Dividend Fund	3,358,767	193,135
International SmallCap Dividend Fund	11,646,518	587,272
Emerging Markets Equity Income Fund	35,919,636	3,779,125
Emerging Markets SmallCap Dividend Fund	23,523,824	3,141,182
Middle East Dividend Fund	900,502	34,483

164	WisdomTree International Dividend and Sector Funds

Supplemental Information (unaudited) (concluded)

Fund	Gross Foreign Income	Foreign Taxes Paid
International Hedged Equity Fund	$622,158	$52,025
International Basic Materials Sector Fund	638,053	27,503
International Energy Sector Fund	944,278	53,072
International Utilities Sector Fund	631,274	27,417
International Real Estate Fund	3,358,382	132,602

WisdomTree International Dividend and Sector Funds	165

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained by calling 866-909-9473; or writing to: WisdomTree Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the Securities and Exchange Commission (“SEC”) no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 866-909-9473 or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, upon request on the SEC’s website at www.sec.gov, and are also available by calling the Trust at 1-866-909-WISE. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330), (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102 or (iii) sending your request electronically to publicinfosec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Fund’s Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

166	WisdomTree International Dividend and Sector Funds

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols as of March 31, 2011:

WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund (DTD)

WisdomTree Equity Income Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree International Dividend Funds

WisdomTree DEFA Fund (DWM)

WisdomTree DEFA Equity Income Fund (DTH)

WisdomTree Global Equity Income Fund (DEW)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree World ex-U.S. Growth Fund (DNL)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Pacific ex-Japan Total Dividend Fund (DND)

WisdomTree Pacific ex-Japan Equity Income Fund (DNH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Emerging Markets Equity Income Fund (DEM)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree International Hedged Equity Fund (HEDJ)

WisdomTree International Dividend

Sector Funds

WisdomTree International Basic Materials Sector Fund (DBN)

WisdomTree International Energy Sector Fund (DKA)

WisdomTree International Utilities Sector Fund (DBU)

WisdomTree International Real Estate Fund (DRW)

WisdomTree Domestic and International

Earnings Funds

WisdomTree Total Earnings Fund (EXT)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree LargeCap Growth Fund (ROI)

WisdomTree India Earnings Fund (EPI)

WisdomTree Currency Income Funds

WisdomTree Dreyfus Brazilian Real Fund (BZF)

WisdomTree Dreyfus Chinese Yuan Fund (CYB)

WisdomTree Dreyfus Commodity Currency Fund (CCX)

WisdomTree Dreyfus Emerging Currency Fund (CEW)

WisdomTree Dreyfus Euro Fund (EU)

WisdomTree Dreyfus Indian Rupee Fund (ICN)

WisdomTree Dreyfus Japanese Yen Fund (JYF)

WisdomTree Dreyfus New Zealand Dollar Fund (BNZ)

WisdomTree Dreyfus South African Rand Fund (SZR)

WisdomTree Fixed Income Funds

WisdomTree Emerging Markets Local Debt Fund (ELD)

WisdomTree Asia Local Debt Fund (ALD)

WisdomTree Alternative Fund

WisdomTree Managed Futures Strategy Fund (WDTI)

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as series of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree investments, Inc., serves as the investment adviser to the WisdomTree Trust. None of the WisdomTree entities are affiliated with ALPS Distributors, Inc., the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, or delays, or for any actions taken in reliance on information contained herein

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you can not invest directly in an index.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus its investments in one country increase the impact of events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility.

Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than developed markets and are subject to additional risks, such as of adverse governmental regulation and intervention or political developments. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and may be less liquid than other securities and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers, the Funds can be adversely impacted by changes affecting such issuers.

Fixed income investments are subject to interest rate risk; their value will normally decline as interest rates rise. In addition when interest rates fall income may decline. Fixed income investments are also subject to credit risk, the risk that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. Unlike typical exchange-traded funds, the Currency Funds, Fixed Income Funds and Alternative Funds do not attempt to track or replicate. Thus, the ability of these Funds to achieve their objectives will depend on the effectiveness of the portfolio manager. Please read each Funds prospectus for specific details regarding the Fund’s risk profile.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only in large amounts of 50,000 shares or more.

380 Madison Avenue, 21st Floor

New York, NY 10017

1.866.909.WISE (9473)

www.wisdomtree.com

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WisdomTree International Dividend and Sector ETFs

WisdomTree DEFA Fund

WisdomTree DEFA Equity Income Fund

WisdomTree Global Equity Income Fund

WisdomTree Europe SmallCap Dividend Fund

WisdomTree Japan Hedged Equity Fund

WisdomTree World ex-U.S. Growth Fund

WisdomTree Japan SmallCap Dividend Fund

WisdomTree Pacific ex-Japan Total Dividend Fund

WisdomTree Pacific ex-Japan Equity Income Fund

WisdomTree International LargeCap Dividend Fund

WisdomTree International Dividend ex-Financials Fund

WisdomTree International MidCap Dividend Fund

WisdomTree International SmallCap Dividend Fund

WisdomTree Emerging Markets Equity Income Fund

WisdomTree Emerging Markets SmallCap Dividend Fund

WisdomTree Middle East Dividend Fund

WisdomTree International Hedged Equity Fund

WisdomTree International Basic Materials Sector Fund

WisdomTree International Energy Sector Fund

WisdomTree International Utilities Sector Fund

WisdomTree International Real Estate Fund

WisdomTree Fund shares are distributed by ALPS Distributors, Inc.

WIS003264 (05/2012)

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics (the “Code of Ethics”) that applies to persons appointed by the Registrant’s Board of Trustees as the President and Chief Executive Officer, Chief Financial Officer, Treasurer and/or Chief Accounting Officer, and any persons performing similar functions. For the fiscal year ended March 31, 2011, there were no amendments to any provision of the Code of Ethics. A copy of this code is filed with this Form N-CSR under Item 12(a) (1).

(b)	Not applicable.

(c)	The Trust has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d)	The Trust has not granted a waiver or an implicit waiver from a provision of its Code of Ethics.

(e)	Not applicable.

(f)	The Trust’s Code of Ethics is attached hereto as an exhibit.

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial expert serving on the Registrant’s audit committee is Greg Barton, who is an independent Trustee of the Trust, as that term is defined under Item 3(a) (2).

Item 4.	Principal Accountant Fees and Services.

The principal accountant fees disclosed in item 4(a), 4(b), 4(c), 4(d) and 4(g) are for the thirty-four funds of the Registrant for which the fiscal year-end is March 31, 2011 and whose annual financial statements are reported in Item 1.

(a)    Audit Fees. The aggregate fees billed from the Trust’s fiscal year ended March 31, 2011 for professional services rendered by the principal accountant for the audit of the Trust’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are as follows:

2011:	$659,011
2010:	$664,511

(b)    Audit-Related Fees. The aggregate fees billed from the Trust’s fiscal year ended March 31, 2011 for professional services rendered for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Trust’s financial statements and are not reported above in Item 4(a) are as follows:

2011:	$0
2010:	$0

(c)    Tax Fees. The aggregate fees billed from the Trust’s fiscal year ended March 31, 2011 for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning are as follows:

2011:	$438,622
2010:	$358,000

(d)    All Other Fees. The aggregate fees billed from the Trust’s fiscal year ended March 31, 2011 for products and services provided by the principal accountant, other than the services reported above in Items 4(a) through (c) are as follows:

2011:	$78,560
2010:	$154,720

(e)    Audit Committee Pre-Approval Policies and Procedures.

(i) Per Rule 2-01(c) (7) (A), the Registrant’s audit committee charter provides that the audit committee shall select and approve in advance the retention of independent accountants to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve prior to appointment the engagement of the principal accountant to provide other audit services to the Registrant or to provide non-audit services to the Registrant, its investment adviser, or any entity controlling, controlled by, or under common control with its investment adviser (“adviser/affiliate”) that provides ongoing services to the Registrant, if the engagement by the investment adviser or adviser affiliate relates directly to the operations and financial reporting of the Registrant. The audit committee must also, prior to appointment of the engagement of the principal accountant, review and approve the fees proposed to be charged to the Registrant by the auditors for each audit and non-audit service. The audit committee must also consider whether non-audit services provided by the Registrant’s principal accountant to the Registrant’s investment adviser, or adviser/affiliate that provides ongoing services to the Trust are compatible with maintaining the auditor’s independence.

(ii) The Registrant’s Audit Committee has approved 100% of services described in each of Items 4(b) through (d) pursuant to paragraph (c) (7)(i) (C) of Rule 2-01 of Regulation S-X.

(f)    The percentage of hours expended on the principal accountant’s engagement to audit the Trust’s financial statements for the most recent fiscal year attributable to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g)    The aggregate non-audit fees billed by the Trust’s accountant for services rendered to the Trust, the Advisor or any entity controlling, controlled by, or under common control with the Advisor that provides ongoing services to the Trust (except for any sub-advisor whose role is primarily portfolio management and is sub-contracted with or overseen by another investment advisor) that for the fiscal year ended March 31, 2011 are as follows:

2011:	$517,182
2010:	$512,720

(h)    Not applicable.

Item 5.	Audit Committee of Listed Registrants.

The Registrant is an issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a) (58)A of the Exchange Act. The Registrant’s audit committee members are Greg Barton, Toni Massaro and Victor Ugolyn.

Item 6.	Schedule of Investments.

The schedule is included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the President and Treasurer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, is made known to them by others within those entities.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30 a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Code of Ethics for Senior Officers that is the subject of Item 2 is attached.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WisdomTree Trust

By:	/s/ JONATHAN L. STEINBERG
Name:	Jonathan L. Steinberg
Title:	President

Date:	June 8, 2011

By:	/s/ AMIT MUNI
Name:	Amit Muni
Title:	Treasurer

Date:	June 8, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JONATHAN L. STEINBERG
Name:	Jonathan L. Steinberg
Title:	President

Date:	June 8, 2011

By:	/s/ AMIT MUNI
Name:	Amit Muni
Title:	Treasurer

Date:	June 8, 2011